Brighthouse Funds Trust I

Schedule of Investments
March 31, 2022

Brighthouse Funds Trust I

Schedule of Investments as of March 31, 2022

AB Global Dynamic Allocation Portfolio	BHFTI-1

AB International Bond Portfolio	BHFTI-27

Allspring Mid Cap Value Portfolio	BHFTI-44

American Funds Balanced Allocation Portfolio	BHFTI-48

American Funds Growth Allocation Portfolio	BHFTI-49

American Funds Growth Portfolio	BHFTI-50

American Funds Moderate Allocation Portfolio	BHFTI-51

BlackRock Global Tactical Strategies Portfolio	BHFTI-52

BlackRock High Yield Portfolio	BHFTI-57

Brighthouse Asset Allocation 100 Portfolio	BHFTI-87

Brighthouse Balanced Plus Portfolio	BHFTI-88

Brighthouse Small Cap Value Portfolio	BHFTI-91

Brighthouse/abrdn Emerging Markets Equity Portfolio	BHFTI-97

Brighthouse/Artisan International Portfolio	BHFTI-100

Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-104

Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-119

Brighthouse/Templeton International Bond Portfolio	BHFTI-139

Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-144

CBRE Global Real Estate Portfolio	BHFTI-150

Harris Oakmark International Portfolio	BHFTI-154

Invesco Balanced-Risk Allocation Portfolio	BHFTI-158

Invesco Comstock Portfolio	BHFTI-162

Invesco Global Equity Portfolio	BHFTI-167

Invesco Small Cap Growth Portfolio	BHFTI-171

JPMorgan Core Bond Portfolio	BHFTI-177

JPMorgan Global Active Allocation Portfolio	BHFTI-198

JPMorgan Small Cap Value Portfolio	BHFTI-227

Loomis Sayles Global Allocation Portfolio	BHFTI-235

Loomis Sayles Growth Portfolio	BHFTI-249

MetLife Multi-Index Targeted Risk Portfolio	BHFTI-252

MFS® Research International Portfolio	BHFTI-254

Morgan Stanley Discovery Portfolio	BHFTI-258

PanAgora Global Diversified Risk Portfolio	BHFTI-263

PanAgora Global Diversified Risk Portfolio II	BHFTI-279

PIMCO Inflation Protected Bond Portfolio	BHFTI-295

PIMCO Total Return Portfolio	BHFTI-310

Schroders Global Multi-Asset Portfolio	BHFTI-333

SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-354

SSGA Growth and Income ETF Portfolio	BHFTI-364

SSGA Growth ETF Portfolio	BHFTI-367

T. Rowe Price Large Cap Value Portfolio	BHFTI-370

T. Rowe Price Mid Cap Growth Portfolio	BHFTI-374

TCW Core Fixed Income Portfolio	BHFTI-382

Victory Sycamore Mid Cap Value Portfolio	BHFTI-393

Western Asset Management Government Income Portfolio	BHFTI-397

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—55.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE (a)	32,913	$3,978,311
BAE Systems plc	176,945	1,667,965
Boeing Co. (The) (a)	12,933	2,476,669
Dassault Aviation S.A.	1,427	226,868
Elbit Systems, Ltd.	1,494	327,059
General Dynamics Corp.	5,426	1,308,643
Howmet Aerospace, Inc.	9,001	323,496
Huntington Ingalls Industries, Inc.	938	187,075
L3Harris Technologies, Inc.	4,594	1,141,471
Lockheed Martin Corp.	5,747	2,536,726
MTU Aero Engines AG	3,002	697,504
Northrop Grumman Corp.	3,489	1,560,351
Raytheon Technologies Corp.	35,042	3,471,611
Rolls-Royce Holdings plc (a)	466,571	613,446
Safran S.A.	19,100	2,244,826
Singapore Technologies Engineering, Ltd.	86,326	261,676
Textron, Inc.	5,160	383,801
Thales S.A.	5,951	751,462
TransDigm Group, Inc. (a)	1,226	798,788

		24,957,748

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc.	3,043	327,761
Deutsche Post AG	55,272	2,654,080
DSV A/S	11,405	2,180,826
Expeditors International of Washington, Inc.	3,966	409,133
FedEx Corp.	5,722	1,324,014
InPost S.A. (a)	11,058	69,506
SG Holdings Co., Ltd. (b)	17,933	337,964
United Parcel Service, Inc. - Class B	17,071	3,661,047
Yamato Holdings Co., Ltd.	16,114	301,659

		11,265,990

Airlines—0.1%
Alaska Air Group, Inc. (a)	2,933	170,143
American Airlines Group, Inc. (a) (b)	15,159	276,652
ANA Holdings, Inc. (a) (b)	8,836	184,472
Delta Air Lines, Inc. (a)	14,983	592,877
Deutsche Lufthansa AG (a) (b)	33,051	267,944
Japan Airlines Co., Ltd. (a)	7,976	148,451
Qantas Airways, Ltd. (a)	51,100	196,327
Singapore Airlines, Ltd. (a)	74,087	299,046
Southwest Airlines Co. (a)	13,857	634,651
United Airlines Holdings, Inc. (a) (b)	7,580	351,409

		3,121,972

Auto Components—0.2%
Aisin Corp. (b)	8,269	282,532
Aptiv plc (a)	6,333	758,123
BorgWarner, Inc. (b)	5,613	218,346
Bridgestone Corp.	31,836	1,232,099
Cie Generale des Etablissements Michelin	9,485	1,281,356
Continental AG (a)	6,134	442,452
Denso Corp. (b)	24,165	1,542,002
Faurecia SE (b)	6,765	175,003

Auto Components—(Continued)
Koito Manufacturing Co., Ltd.	5,867	237,521
Stanley Electric Co., Ltd.	7,190	135,782
Sumitomo Electric Industries, Ltd. (b)	42,056	500,176
Valeo S.A	12,859	236,256

		7,041,648

Automobiles—1.4%
Bayerische Motoren Werke AG	18,462	1,599,073
Ferrari NV	7,053	1,542,373
Ford Motor Co.	91,900	1,554,029
General Motors Co. (a)	33,990	1,486,723
Honda Motor Co., Ltd.	90,904	2,583,148
Isuzu Motors, Ltd.	32,240	416,516
Mazda Motor Corp.	31,441	232,588
Mercedes-Benz Group AG	47,789	3,356,539
Nissan Motor Co., Ltd. (a)	129,439	576,214
Renault S.A. (a)	10,759	281,236
Stellantis NV (Milan-Traded Shares)	113,499	1,840,554
Subaru Corp. (b)	34,311	545,063
Suzuki Motor Corp. (b)	20,539	704,041
Tesla, Inc. (a) (b)	19,651	21,175,918
Toyota Motor Corp.	591,313	10,592,490
Volkswagen AG	1,811	451,222
Yamaha Motor Co., Ltd.	16,660	373,367

		49,311,094

Banks—3.2%
ABN AMRO Bank NV	23,389	299,216
Australia & New Zealand Banking Group, Ltd.	157,244	3,222,298
Banco Bilbao Vizcaya Argentaria S.A. (b)	371,796	2,125,844
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Santander S.A.	966,902	3,280,664
Bank Hapoalim B.M.	63,341	624,506
Bank Leumi Le-Israel B.M.	81,012	869,668
Bank of America Corp.	168,611	6,950,145
Barclays plc	934,699	1,815,755
BNP Paribas S.A.	62,801	3,575,716
BOC Hong Kong Holdings, Ltd.	206,335	776,402
CaixaBank S.A.	247,200	833,162
Chiba Bank, Ltd. (The) (b)	29,310	172,766
Citigroup, Inc.	46,455	2,480,697
Citizens Financial Group, Inc. (b)	9,978	452,303
Comerica, Inc.	3,070	277,620
Commerzbank AG (a)	55,397	422,980
Commonwealth Bank of Australia	95,182	7,473,946
Concordia Financial Group, Ltd. (b)	60,195	224,560
Credit Agricole S.A.	68,963	823,910
Danske Bank A/S	38,460	635,609
DBS Group Holdings, Ltd.	100,999	2,655,298
DNB Bank ASA	51,868	1,174,313
Erste Group Bank AG	19,173	695,373
Fifth Third Bancorp	16,007	688,941
FinecoBank Banca Fineco S.p.A.	34,008	516,506
First Republic Bank	4,197	680,334
Hang Seng Bank, Ltd.	42,641	820,219

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
HSBC Holdings plc (Hong Kong-Traded Shares)	1,134,987	$7,776,985
Huntington Bancshares, Inc. (b)	33,864	495,092
ING Groep NV	217,686	2,274,987
Intesa Sanpaolo S.p.A.	920,915	2,104,943
Israel Discount Bank, Ltd. - Class A	64,362	399,910
Japan Post Bank Co., Ltd. (b)	23,006	185,290
JPMorgan Chase & Co.	69,188	9,431,708
KBC Group NV	13,941	1,002,631
KeyCorp	21,797	487,817
Lloyds Banking Group plc	3,957,716	2,422,904
M&T Bank Corp. (b)	3,013	510,703
Mediobanca Banca di Credito Finanziario S.p.A.	34,342	347,954
Mitsubishi UFJ Financial Group, Inc.	666,773	4,138,776
Mizrahi Tefahot Bank, Ltd.	7,898	307,230
Mizuho Financial Group, Inc.	134,507	1,721,679
National Australia Bank, Ltd.	182,527	4,384,657
NatWest Group plc	315,445	887,604
Nordea Bank Abp	178,821	1,841,449
Oversea-Chinese Banking Corp., Ltd.	188,805	1,716,056
People’s United Financial, Inc.	10,020	200,300
PNC Financial Services Group, Inc. (The)	9,895	1,825,133
Raiffeisen Bank International AG	8,184	115,689
Regions Financial Corp.	22,318	496,799
Resona Holdings, Inc. (b)	113,928	487,866
Shizuoka Bank, Ltd. (The) (b)	24,680	174,293
Signature Bank	1,420	416,756
Skandinaviska Enskilda Banken AB - Class A	90,749	982,635
Societe Generale S.A.	45,204	1,209,284
Standard Chartered plc	145,988	968,097
Sumitomo Mitsui Financial Group, Inc.	72,802	2,323,420
Sumitomo Mitsui Trust Holdings, Inc.	18,834	615,297
SVB Financial Group (a)	1,374	768,684
Svenska Handelsbanken AB - A Shares	81,329	748,485
Swedbank AB - A Shares (b)	50,496	753,594
Truist Financial Corp.	31,252	1,771,988
U.S. Bancorp	31,590	1,679,008
UniCredit S.p.A.	117,963	1,273,642
United Overseas Bank, Ltd.	65,804	1,543,502
Wells Fargo & Co.	93,348	4,523,644
Westpac Banking Corp.	204,558	3,683,669
Zions Bancorp N.A.	3,663	240,146

		113,809,057

Beverages—0.9%
Anheuser-Busch InBev S.A.	48,448	2,905,878
Asahi Group Holdings, Ltd.	25,443	923,672
Brown-Forman Corp. - Class B	4,278	286,711
Budweiser Brewing Co. APAC, Ltd. (144A)	95,195	252,641
Carlsberg AS - Class B	5,599	683,606
Coca-Cola Co. (The)	91,012	5,642,744
Coca-Cola Europacific Partners plc	11,439	556,050
Coca-Cola HBC AG	11,241	234,420
Constellation Brands, Inc. - Class A	3,846	885,811
Davide Campari-Milano NV	28,903	336,197
Diageo plc	130,027	6,571,979
Heineken Holding NV	6,425	502,864

Beverages—(Continued)
Heineken NV (b)	14,453	1,377,933
Ito En, Ltd.	3,051	149,700
Kirin Holdings Co., Ltd.	45,867	685,974
Molson Coors Beverage Co. - Class B (b)	4,410	235,406
Monster Beverage Corp. (a)	8,795	702,720
PepsiCo, Inc.	32,370	5,418,091
Pernod Ricard S.A.	11,706	2,567,384
Remy Cointreau S.A.	1,281	263,930
Suntory Beverage & Food, Ltd.	7,823	298,306
Treasury Wine Estates, Ltd.	39,913	341,885

		31,823,902

Biotechnology—0.7%
AbbVie, Inc.	41,389	6,709,571
Amgen, Inc.	13,187	3,188,880
Argenx SE (a)	2,557	804,042
Biogen, Inc. (a)	3,439	724,253
CSL, Ltd.	26,705	5,303,532
Genmab A/S (a)	3,679	1,332,759
Gilead Sciences, Inc.	29,367	1,745,868
Grifols S.A.	16,493	298,350
Incyte Corp. (a)	4,395	349,051
Moderna, Inc. (a)	8,258	1,422,523
Regeneron Pharmaceuticals, Inc. (a)	2,475	1,728,590
Vertex Pharmaceuticals, Inc. (a)	5,952	1,553,294

		25,160,713

Building Products—0.4%
A.O. Smith Corp. (b)	3,118	199,209
AGC, Inc.	10,800	431,639
Allegion plc	2,099	230,428
Assa Abloy AB - Class B	55,887	1,506,910
Carrier Global Corp.	20,288	930,611
Cie de Saint-Gobain	28,211	1,678,839
Daikin Industries, Ltd.	13,922	2,534,847
Fortune Brands Home & Security, Inc.	3,177	235,988
Geberit AG	2,001	1,231,833
Johnson Controls International plc	16,591	1,087,872
Kingspan Group plc	8,589	834,780
Lixil Corp. (b)	14,929	277,814
Masco Corp.	5,714	291,414
Nibe Industrier AB - B Shares	79,532	876,517
Rockwool International A/S - B Shares	476	157,218
TOTO, Ltd.	7,943	319,056
Trane Technologies plc	5,561	849,165
Xinyi Glass Holdings, Ltd.	100,587	241,639

		13,915,779

Capital Markets—1.5%
3i Group plc	54,265	981,595
Abrdn plc	120,580	337,486
Ameriprise Financial, Inc.	2,620	786,943
Amundi S.A.	3,429	233,972
ASX, Ltd.	10,795	655,255
Bank of New York Mellon Corp. (The)	17,787	882,769

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
BlackRock, Inc.	3,344	$2,555,385
Cboe Global Markets, Inc.	2,496	285,592
Charles Schwab Corp. (The)	35,196	2,967,375
CME Group, Inc.	8,414	2,001,354
Credit Suisse Group AG	147,803	1,166,182
Daiwa Securities Group, Inc. (b)	79,870	452,243
Deutsche Bank AG (a)	115,241	1,471,522
Deutsche Boerse AG	10,625	1,908,662
EQT AB	16,499	646,111
Euronext NV (144A)	4,789	434,861
FactSet Research Systems, Inc.	881	382,486
Franklin Resources, Inc. (b)	6,578	183,658
Futu Holdings, Ltd. (ADR) (a) (b)	2,815	91,656
Goldman Sachs Group, Inc. (The)	7,947	2,623,305
Hargreaves Lansdown plc	19,670	259,156
Hong Kong Exchanges & Clearing, Ltd.	67,159	3,165,000
Intercontinental Exchange, Inc.	13,190	1,742,663
Invesco, Ltd.	7,990	184,249
Japan Exchange Group, Inc.	28,411	529,374
Julius Baer Group, Ltd.	12,336	715,571
London Stock Exchange Group plc	18,403	1,922,666
Macquarie Group, Ltd.	18,904	2,843,703
MarketAxess Holdings, Inc.	890	302,778
Moody’s Corp.	3,787	1,277,772
Morgan Stanley	33,608	2,937,339
MSCI, Inc.	1,930	970,558
Nasdaq, Inc.	2,740	488,268
Nomura Holdings, Inc. (b)	171,286	717,771
Northern Trust Corp.	4,861	566,063
Partners Group Holding AG	1,266	1,572,837
Raymond James Financial, Inc.	4,336	476,570
S&P Global, Inc.	8,291	3,400,802
SBI Holdings, Inc. (b)	13,707	346,402
Schroders plc	6,981	294,186
Singapore Exchange, Ltd.	44,441	325,895
St. James’s Place plc	30,098	567,484
State Street Corp.	8,560	745,747
T. Rowe Price Group, Inc.	5,261	795,411
UBS Group AG	196,122	3,831,636

		52,028,313

Chemicals—1.3%
Air Liquide S.A.	26,448	4,626,792
Air Products & Chemicals, Inc.	5,183	1,295,284
Akzo Nobel NV	10,453	898,081
Albemarle Corp.	2,739	605,730
Arkema S.A.	3,428	408,969
Asahi Kasei Corp.	69,952	605,525
BASF SE	51,288	2,924,687
Celanese Corp.	2,548	364,033
CF Industries Holdings, Inc.	5,021	517,464
Chr Hansen Holding A/S	5,895	433,205
Clariant AG	11,930	206,580
Corteva, Inc.	17,065	980,896
Covestro AG	10,773	544,340
Croda International plc	7,780	799,566

Chemicals—(Continued)
Dow, Inc.	17,315	1,103,312
DuPont de Nemours, Inc.	12,129	892,452
Eastman Chemical Co.	3,147	352,653
Ecolab, Inc.	5,837	1,030,581
EMS-Chemie Holding AG	393	380,197
Evonik Industries AG	11,745	326,544
FMC Corp.	2,967	390,368
Givaudan S.A.	517	2,128,200
ICL Group, Ltd.	39,052	464,277
International Flavors & Fragrances, Inc.	5,958	782,464
Johnson Matthey plc	10,701	262,216
JSR Corp. (b)	11,395	335,985
Kansai Paint Co., Ltd.	9,798	157,423
Koninklijke DSM NV	9,775	1,746,982
LANXESS AG	4,567	201,974
Linde plc	12,000	3,833,160
LyondellBasell Industries NV - Class A	6,154	632,754
Mitsubishi Chemical Holdings Corp. (b)	70,794	471,053
Mitsubishi Gas Chemical Co., Inc. (b)	8,737	148,339
Mitsui Chemicals, Inc.	10,361	261,000
Mosaic Co. (The)	8,671	576,621
Nippon Paint Holdings Co., Ltd.	46,278	406,096
Nippon Sanso Holdings Corp.	8,381	159,251
Nissan Chemical Corp. (b)	6,813	399,863
Nitto Denko Corp.	7,933	568,537
Novozymes A/S - B Shares	11,455	783,998
Orica, Ltd.	22,532	266,837
PPG Industries, Inc.	5,558	728,487
Sherwin-Williams Co. (The)	5,647	1,409,604
Shin-Etsu Chemical Co., Ltd.	19,782	3,014,486
Sika AG	7,922	2,609,956
Solvay S.A.	4,139	407,503
Sumitomo Chemical Co., Ltd. (b)	82,381	377,641
Symrise AG	7,407	889,231
Toray Industries, Inc.	76,678	399,651
Tosoh Corp.	14,379	212,641
Umicore S.A.	11,031	476,508
Yara International ASA	9,246	461,072

		45,261,069

Commercial Services & Supplies—0.2%
Brambles, Ltd.	79,679	587,559
Cintas Corp.	2,058	875,452
Copart, Inc. (a)	4,995	626,723
Dai Nippon Printing Co., Ltd. (b)	12,278	288,375
Rentokil Initial plc	103,675	714,073
Republic Services, Inc.	4,899	649,117
Rollins, Inc. (b)	5,299	185,730
Secom Co., Ltd.	11,708	848,323
Securitas AB - B Shares	17,313	195,063
Sohgo Security Services Co., Ltd.	3,949	128,959
TOPPAN, Inc.	14,502	256,199
Waste Management, Inc.	9,010	1,428,085

		6,783,658

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—0.3%
Arista Networks, Inc. (a)	5,251	$729,784
Cisco Systems, Inc.	98,742	5,505,854
F5, Inc. (a)	1,412	295,037
Juniper Networks, Inc.	7,613	282,899
Motorola Solutions, Inc.	3,954	957,659
Nokia Oyj (a)	300,636	1,654,968
Telefonaktiebolaget LM Ericsson - B Shares (b)	162,749	1,489,150

		10,915,351

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	13,000	349,447
Bouygues S.A.	12,779	445,486
Eiffage S.A.	4,652	476,819
Ferrovial S.A.	27,074	716,754
Kajima Corp. (b)	24,846	302,587
Obayashi Corp.	35,905	264,011
Quanta Services, Inc.	3,336	439,051
Shimizu Corp. (b)	30,519	183,420
Skanska AB - B Shares (b)	19,005	425,171
Taisei Corp.	10,709	309,577
Vinci S.A.	30,041	3,071,320

		6,983,643

Construction Materials—0.2%
CRH plc	43,091	1,725,346
HeidelbergCement AG	8,298	474,573
Holcim, Ltd.	29,192	1,425,200
James Hardie Industries plc	24,820	746,928
Martin Marietta Materials, Inc.	1,461	562,324
Vulcan Materials Co.	3,107	570,756

		5,505,127

Consumer Finance—0.2%
American Express Co.	14,688	2,746,656
Capital One Financial Corp.	9,964	1,308,173
Discover Financial Services	6,861	756,014
Synchrony Financial	12,812	445,986

		5,256,829

Containers & Packaging—0.1%
AMCOR plc (b)	35,894	406,679
Avery Dennison Corp.	1,938	337,154
Ball Corp.	7,582	682,380
International Paper Co.	9,066	418,396
Packaging Corp. of America	2,223	347,032
Sealed Air Corp.	3,468	232,217
Smurfit Kappa Group plc	13,721	608,152
WestRock Co.	6,251	293,985

		3,325,995

Distributors—0.0%
Genuine Parts Co.	3,334	420,151
LKQ Corp.	6,278	285,084
Pool Corp. (b)	939	397,056

		1,102,291

Diversified Consumer Services—0.0%
IDP Education, Ltd.	11,542	269,186

Diversified Financial Services—0.6%
Berkshire Hathaway, Inc. - Class B (a)	42,876	15,131,369
Eurazeo S.E.	2,247	188,843
EXOR NV	6,054	461,751
Groupe Bruxelles Lambert S.A.	6,105	633,118
Industrivarden AB - A Shares	7,197	204,548
Industrivarden AB - C Shares	8,993	250,958
Investor AB - A Shares	27,807	646,030
Investor AB - B Shares	101,590	2,206,130
Kinnevik AB - B Shares (a)	13,557	352,832
L E Lundbergforetagen AB - B Shares	4,300	218,431
M&G plc	143,758	416,402
Mitsubishi HC Capital, Inc.	36,499	169,879
ORIX Corp.	68,106	1,359,327
Sofina S.A.	864	313,327
Tokyo Century Corp.	2,040	74,856
Wendel S.E.	1,527	155,368

		22,783,169

Diversified Telecommunication Services—0.7%
AT&T, Inc. (e)	167,184	3,950,558
BT Group plc	497,736	1,186,306
Cellnex Telecom S.A.	28,409	1,361,701
Deutsche Telekom AG	180,791	3,376,657
Elisa Oyj	7,948	479,024
HKT Trust & HKT, Ltd.	209,444	287,440
Infrastrutture Wireless Italiane S.p.A.	18,582	208,389
Koninklijke KPN NV	187,478	651,114
Lumen Technologies, Inc. (b)	21,574	243,139
Nippon Telegraph & Telephone Corp.	66,671	1,937,250
Orange S.A.	111,242	1,315,405
Proximus SADP	8,410	156,528
Singapore Telecommunications, Ltd.	460,422	894,207
Spark New Zealand, Ltd.	103,240	327,096
Swisscom AG (b)	1,445	867,561
Telecom Italia S.p.A.	550,953	202,304
Telefonica Deutschland Holding AG	57,565	157,231
Telefonica S.A.	293,818	1,426,164
Telenor ASA	39,016	560,765
Telia Co. AB	146,984	588,614
Telstra Corp., Ltd.	230,323	679,246
United Internet AG	5,493	188,919
Verizon Communications, Inc.	96,928	4,937,512

		25,983,130

Electric Utilities—0.9%
Alliant Energy Corp.	5,861	366,195
American Electric Power Co., Inc.	11,791	1,176,388
Chubu Electric Power Co., Inc. (b)	35,625	369,097
CK Infrastructure Holdings, Ltd.	36,641	245,180
CLP Holdings, Ltd.	91,567	892,310
Constellation Energy Corp.	7,936	446,400
Duke Energy Corp.	18,008	2,010,773
Edison International (b)	8,894	623,470

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
EDP - Energias de Portugal S.A.	154,786	$762,384
Electricite de France S.A. (b)	26,191	246,754
Elia Group S.A.	1,747	266,650
Endesa S.A.	17,790	388,228
Enel S.p.A.	453,509	3,028,554
Entergy Corp.	4,705	549,309
Evergy, Inc.	5,368	366,849
Eversource Energy	8,049	709,841
Exelon Corp.	23,810	1,134,070
FirstEnergy Corp.	12,745	584,486
Fortum Oyj (b)	24,765	449,567
HK Electric Investments & HK Electric Investments, Ltd.	146,575	143,084
Iberdrola S.A. (b)	324,912	3,536,456
Kansai Electric Power Co., Inc. (The)	38,929	367,287
Mercury NZ, Ltd.	37,663	154,730
NextEra Energy, Inc.	45,937	3,891,323
NRG Energy, Inc.	5,732	219,880
Origin Energy, Ltd.	96,080	444,602
Orsted A/S	10,548	1,328,222
Pinnacle West Capital Corp.	2,641	206,262
Power Assets Holdings, Ltd.	76,707	499,649
PPL Corp.	17,575	501,942
Red Electrica Corp. S.A.	24,182	496,640
Southern Co. (The)	24,811	1,799,046
SSE plc	59,443	1,361,089
Terna - Rete Elettrica Nazionale	78,453	674,745
Tokyo Electric Power Co. Holdings, Inc. (a)	84,414	279,086
Verbund AG	3,813	401,480
Xcel Energy, Inc.	12,611	910,136

		31,832,164

Electrical Equipment—0.6%
ABB, Ltd. (b)	91,586	2,963,132
AMETEK, Inc.	5,415	721,170
Eaton Corp. plc	9,332	1,416,224
Emerson Electric Co.	13,995	1,372,210
Fuji Electric Co., Ltd.	7,108	354,506
Generac Holdings, Inc. (a) (b)	1,477	439,053
Legrand S.A.	14,913	1,417,734
Mitsubishi Electric Corp.	101,767	1,171,317
Nidec Corp.	24,937	1,975,653
Prysmian S.p.A.	14,221	484,417
Rockwell Automation, Inc. (b)	2,715	760,281
Schneider Electric SE	30,177	5,038,245
Siemens Energy AG (a)	22,295	509,411
Siemens Gamesa Renewable Energy S.A. (a)	13,182	231,409
Vestas Wind Systems A/S	56,310	1,662,560

		20,517,322

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A	14,000	1,054,900
Azbil Corp. (b)	6,940	231,156
CDW Corp.	3,177	568,334
Corning, Inc.	17,981	663,679
Halma plc	21,169	690,992
Hamamatsu Photonics KK	7,849	417,736

Electronic Equipment, Instruments & Components—(Continued)
Hexagon AB - B Shares	108,569	1,523,189
Hirose Electric Co., Ltd. (b)	1,827	265,473
Ibiden Co., Ltd.	5,926	290,685
IPG Photonics Corp. (a)	836	91,759
Keyence Corp.	10,860	5,049,117
Keysight Technologies, Inc. (a)	4,312	681,167
Kyocera Corp.	17,898	1,006,024
Murata Manufacturing Co., Ltd.	32,031	2,117,431
Omron Corp.	10,350	690,063
Shimadzu Corp.	13,235	455,744
TDK Corp.	21,678	782,704
TE Connectivity, Ltd.	7,639	1,000,556
Teledyne Technologies, Inc. (a)	1,092	516,112
Trimble, Inc. (a)	5,876	423,895
Venture Corp., Ltd.	15,309	197,487
Yokogawa Electric Corp. (b)	12,625	215,382
Zebra Technologies Corp. - Class A (a)	1,251	517,539

		19,451,124

Energy Equipment & Services—0.1%
Baker Hughes Co.	20,463	745,058
Halliburton Co.	20,956	793,603
Schlumberger NV	32,838	1,356,538
Tenaris S.A.	26,110	393,516

		3,288,715

Entertainment—0.6%
Activision Blizzard, Inc.	18,235	1,460,806
Bollore SE	48,892	255,379
Capcom Co., Ltd.	9,736	235,442
Electronic Arts, Inc.	6,621	837,623
Embracer Group AB (a)	31,193	261,404
Koei Tecmo Holdings Co., Ltd. (b)	3,252	106,346
Konami Holdings Corp. (b)	5,267	332,914
Live Nation Entertainment, Inc. (a)	3,162	371,978
Netflix, Inc. (a)	10,370	3,884,498
Nexon Co., Ltd.	27,567	659,659
Nintendo Co., Ltd.	6,158	3,107,098
Sea, Ltd. (ADR) (a) (b)	17,849	2,138,132
Square Enix Holdings Co., Ltd.	4,849	214,651
Take-Two Interactive Software, Inc. (a)	2,699	414,944
Toho Co., Ltd.	6,314	238,721
UBISOFT Entertainment S.A. (a)	5,212	229,451
Universal Music Group NV	40,442	1,073,638
Walt Disney Co. (The) (a)	42,542	5,835,061

		21,657,745

Equity Real Estate Investment Trusts—5.6%
Abacus Property Group	44,758	109,946
Acadia Realty Trust	8,214	177,997
Activia Properties, Inc.	70	243,812
Advance Residence Investment Corp.	123	347,786
Aedifica S.A.	3,465	435,554
AEON REIT Investment Corp.	162	200,237
Agree Realty Corp.	6,654	441,559

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
AIMS APAC REIT	52,700	$53,947
Alexander & Baldwin, Inc. (a)	6,853	158,921
Alexandria Real Estate Equities, Inc. (b)	19,158	3,855,547
Allied Properties Real Estate Investment Trust	11,979	446,811
American Assets Trust, Inc.	4,723	178,954
American Campus Communities, Inc.	13,032	729,401
American Homes 4 Rent - Class A	28,028	1,121,961
American Tower Corp.	10,662	2,678,508
Americold Realty Trust (b)	25,390	707,873
Apartment Income REIT Corp.	14,875	795,217
Apartment Investment & Management Co. - Class A (a)	14,296	104,647
Apple Hospitality REIT, Inc.	20,277	364,378
ARA LOGOS Logistics Trust	121,500	76,056
Arena REIT	30,526	111,051
Argosy Property, Ltd.	79,321	75,661
Armada Hoffler Properties, Inc. (b)	6,304	92,038
Artis Real Estate Investment Trust	8,728	91,249
Ascencio	492	27,950
Ascendas Real Estate Investment Trust	510,758	1,101,403
Ascott Residence Trust	179,950	149,402
Assura plc	276,240	242,559
AvalonBay Communities, Inc.	16,547	4,109,778
Befimmo S.A.	2,048	107,082
Big Yellow Group plc	16,103	324,066
BMO Commercial Property Trust, Ltd.	46,901	70,956
BMO Real Estate Investment, Ltd.	22,874	28,151
Boardwalk Real Estate Investment Trust	3,606	169,577
Boston Properties, Inc.	18,192	2,343,130
Brandywine Realty Trust	16,051	226,961
British Land Co. plc (The)	136,851	947,886
Brixmor Property Group, Inc.	28,177	727,248
Broadstone Net Lease, Inc.	14,886	324,217
BWP Trust	46,398	138,829
Camden Property Trust	9,411	1,564,108
Canadian Apartment Properties (b)	16,503	708,224
Capital & Counties Properties plc	70,096	160,580
CapitaLand Integrated Commercial Trust	732,554	1,213,157
CareTrust REIT, Inc.	9,128	176,170
Carmila S.A.	3,817	60,244
CDL Hospitality Trusts	75,782	71,720
Centerspace (b)	1,352	132,658
Centuria Industrial REIT	49,883	142,132
Centuria Office REIT	43,909	71,850
Champion REIT	189,106	85,784
Charter Hall Long Wale REIT	62,499	247,596
Charter Hall Retail REIT	46,224	144,263
Charter Hall Social Infrastructure REIT	31,326	91,803
Choice Properties Real Estate Investment Trust	24,343	301,622
Civitas Social Housing plc	58,463	66,997
Cofinimmo S.A.	3,021	439,496
Comforia Residential REIT, Inc.	62	167,208
Community Healthcare Trust, Inc. (b)	2,259	95,352
Corporate Office Properties Trust (b)	10,684	304,921
Cousins Properties, Inc. (b)	14,110	568,492
Covivio	7,708	611,549
CRE Logistics REIT, Inc.	50	85,177
Crombie Real Estate Investment Trust (b)	9,770	143,406

Equity Real Estate Investment Trusts—(Continued)
Cromwell European Real Estate Investment Trust	30,250	76,325
Cromwell Property Group	135,185	83,556
Crown Castle International Corp.	10,118	1,867,783
CubeSmart	20,751	1,079,675
Custodian REIT plc	38,796	51,824
Daiwa House REIT Investment Corp.	326	877,236
Daiwa Office Investment Corp.	26	161,412
Daiwa Securities Living Investments Corp.	192	181,448
Derwent London plc	9,607	403,799
Dexus	162,117	1,319,342
Dexus Industria REIT	20,270	51,256
DiamondRock Hospitality Co. (a)	19,783	199,808
Digital Realty Trust, Inc.	33,374	4,732,433
DigitalBridge Group, Inc. (a) (b)	45,892	330,422
Diversified Healthcare Trust	22,446	71,827
Douglas Emmett, Inc.	15,834	529,172
Dream Industrial Real Estate Investment Trust	21,218	273,934
Dream Office Real Estate Investment Trust	3,367	75,062
Duke Realty Corp.	45,114	2,619,319
Easterly Government Properties, Inc. (b)	8,191	173,158
EastGroup Properties, Inc.	3,822	776,936
Empire State Realty Trust, Inc. - Class A (b)	13,525	132,815
Empiric Student Property plc	55,922	67,094
EPR Properties (b)	7,044	385,377
Equinix, Inc.	10,624	7,878,971
Equity Commonwealth (a)	10,290	290,281
Equity LifeStyle Properties, Inc. (b)	16,845	1,288,306
Equity Residential	43,087	3,874,383
ESR-REIT	254,750	80,671
Essential Properties Realty Trust, Inc.	11,456	289,837
Essex Property Trust, Inc.	7,694	2,658,123
Eurocommercial Properties NV	4,813	131,625
Extra Space Storage, Inc.	15,621	3,211,678
Far East Hospitality Trust	92,150	44,070
Federal Realty Investment Trust (b)	9,067	1,106,809
First Capital Real Estate Investment Trust	20,637	296,312
First Industrial Realty Trust, Inc.	12,247	758,212
Fortune Real Estate Investment Trust	129,580	116,373
Four Corners Property Trust, Inc.	7,308	197,608
Frasers Centrepoint Trust	102,750	184,416
Frasers Logistics & Industrial Trust	268,950	288,577
Frontier Real Estate Investment Corp.	46	191,168
Fukuoka REIT Corp.	69	94,932
Gaming and Leisure Properties, Inc.	22,184	1,041,095
Gecina S.A.	7,417	933,239
Getty Realty Corp.	3,852	110,244
Global Net Lease, Inc.	9,865	155,176
Global One Real Estate Investment Corp.	92	84,556
GLP J-REIT	644	980,218
Goodman Group	93,787	1,592,950
Goodman Property Trust	104,111	169,963
GPT Group (The)	288,733	1,110,630
Granite Real Estate Investment Trust	5,866	452,238
Great Portland Estates plc	24,157	225,230
Growthpoint Properties Australia, Ltd.	26,516	86,041
H&R Real Estate Investment Trust	26,830	280,072

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Hamborner REIT AG	6,733	$71,431
Hammerson plc	420,678	182,083
Hankyu Hanshin REIT, Inc.	63	79,517
Healthcare Realty Trust, Inc. (b)	13,955	383,483
Healthcare Trust of America, Inc. - Class A	20,713	649,145
Healthpeak Properties, Inc.	63,951	2,195,438
Heiwa Real Estate REIT, Inc.	87	106,729
Hibernia REIT plc	63,162	113,070
Highwoods Properties, Inc.	9,782	447,429
Home Consortium, Ltd.	13,083	66,864
Home Reit plc	53,579	87,181
HomeCo Daily Needs REIT	126,043	135,511
Hoshino Resorts REIT, Inc.	23	128,809
Host Hotels & Resorts, Inc. (b)	84,029	1,632,683
Hotel Property Investments	18,133	52,103
Hudson Pacific Properties, Inc.	14,108	391,497
Hulic REIT, Inc.	121	165,439
Icade	3,101	199,255
Ichigo Office REIT Investment Corp.	112	80,985
Immobiliare Grande Distribuzione SIIQ S.p.A. (a)	6,221	29,960
Impact Healthcare Reit plc	27,773	44,577
Independence Realty Trust, Inc. (b)	20,899	552,570
Industrial & Infrastructure Fund Investment Corp.	181	274,084
Industrial Logistics Properties Trust	6,145	139,307
Ingenia Communities Group	34,956	130,959
Inmobiliaria Colonial Socimi S.A.	32,733	297,360
Innovative Industrial Properties, Inc.	2,242	460,507
InterRent Real Estate Investment Trust	12,421	158,870
Intervest Offices & Warehouses NV	2,250	67,938
InvenTrust Properties Corp.	6,402	197,054
Invincible Investment Corp.	465	160,709
Invitation Homes, Inc.	56,829	2,283,389
Irish Residential Properties REIT plc	42,207	67,645
Iron Mountain, Inc. (b)	6,778	375,569
Irongate Group	46,948	67,046
Itochu Advance Logistics Investment Corp.	56	72,548
Japan Excellent, Inc.	118	130,699
Japan Hotel REIT Investment Corp.	426	217,219
Japan Logistics Fund, Inc.	82	213,669
Japan Metropolitan Fund Investment Corp.	1,047	884,719
Japan Prime Realty Investment Corp.	87	285,094
Japan Real Estate Investment Corp. (b)	194	1,016,561
JBG SMITH Properties	11,631	339,858
Kenedix Office Investment Corp.	36	215,648
Kenedix Residential Next Investment Corp.	93	162,805
Kenedix Retail REIT Corp.	55	125,974
Keppel DC REIT	121,507	203,921
Keppel Pacific Oak US REIT	80,300	58,908
Keppel REIT	204,882	183,800
Killam Apartment Real Estate Investment Trust	10,780	184,704
Kilroy Realty Corp.	11,050	844,441
Kimco Realty Corp.	69,740	1,722,578
Kite Realty Group Trust	20,529	467,445
Kiwi Property Group, Ltd.	149,716	113,971
Klepierre	29,047	772,304
Land Securities Group plc	106,893	1,097,370
Lar Espana Real Estate Socimi S.A.	5,649	30,936

Equity Real Estate Investment Trusts—(Continued)
LaSalle Logiport REIT	170	244,520
Lendlease Global Commercial REIT	84,050	47,992
Life Storage, Inc.	7,756	1,089,175
Link REIT	317,072	2,702,530
LondonMetric Property plc	90,308	326,576
LTC Properties, Inc. (b)	3,682	141,647
LXI REIT plc	70,089	136,008
LXP Industrial Trust (b)	26,435	415,029
Macerich Co. (The)	20,228	316,366
Manulife US Real Estate Investment Trust	151,550	102,094
Mapletree Commercial Trust	328,433	456,787
Mapletree Industrial Trust	176,712	349,849
Mapletree Logistics Trust	478,897	651,540
Medical Properties Trust, Inc. (b)	56,262	1,189,379
Mercialys S.A.	5,954	58,891
Merlin Properties Socimi S.A.	31,632	367,136
Mid-America Apartment Communities, Inc.	13,681	2,865,485
Mirai Corp.	156	67,687
Mirvac Group	593,370	1,098,451
Mitsubishi Estate Logistics REIT Investment Corp.	36	139,964
Mitsui Fudosan Logistics Park, Inc.	51	240,576
Montea NV	1,165	151,684
Mori Hills REIT Investment Corp.	150	185,712
Mori Trust Sogo REIT, Inc.	94	110,227
National Health Investors, Inc.	4,138	244,183
National Retail Properties, Inc. (b)	16,628	747,262
National Storage Affiliates Trust	7,684	482,248
National Storage REIT	108,743	217,953
Necessity Retail REIT, Inc. (The) (b)	11,742	92,879
NewRiver REIT plc	28,826	32,274
NexPoint Residential Trust, Inc.	2,105	190,103
Nextensa S.A.	391	30,461
Nippon Accommodations Fund, Inc.	44	230,919
Nippon Building Fund, Inc.	228	1,294,751
Nippon Prologis REIT, Inc.	337	985,665
NIPPON REIT Investment Corp.	41	128,544
Nomura Real Estate Master Fund, Inc.	666	880,573
NorthWest Healthcare Properties Real Estate Investment Trust	18,373	202,373
NSI NV	1,690	74,158
NTT UD REIT Investment Corp.	128	169,135
Office Properties Income Trust	4,529	116,531
Omega Healthcare Investors, Inc. (b)	22,714	707,768
One REIT, Inc.	23	56,534
Orion Office REIT, Inc. (b)	5,383	75,362
Orix JREIT, Inc.	400	542,274
OUE Commercial Real Estate Investment Trust	203,700	62,922
Paramount Group, Inc.	17,657	192,638
Park Hotels & Resorts, Inc.	22,348	436,456
Parkway Life Real Estate Investment Trust	36,850	127,496
Pebblebrook Hotel Trust (b)	12,295	300,982
Physicians Realty Trust	20,853	365,762
Picton Property Income, Ltd. (The)	52,179	67,162
Piedmont Office Realty Trust, Inc. - Class A	11,730	201,991
Precinct Properties New Zealand, Ltd.	126,778	137,719
Primaris Real Estate Investment Trust	9,189	113,856
Primary Health Properties plc	125,086	242,931

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Prime U.S. REIT	60,650	$45,697
Prologis, Inc.	87,565	14,139,996
Prosperity REIT	113,000	41,123
PRS REIT plc (The)	49,229	69,414
PS Business Parks, Inc. (b)	1,900	319,352
Public Storage	17,932	6,998,501
Realty Income Corp.	67,122	4,651,555
Regency Centers Corp.	19,684	1,404,257
Regional REIT, Ltd. (144A)	41,929	48,153
Retail Estates NV	1,001	81,656
Retail Opportunity Investments Corp. (b)	11,243	218,002
Rexford Industrial Realty, Inc.	15,297	1,141,003
RioCan Real Estate Investment Trust	29,846	602,339
RLJ Lodging Trust	15,644	220,267
RPT Realty	7,919	109,045
Ryman Hospitality Properties, Inc. (a)	5,087	471,921
Sabra Health Care REIT, Inc.	21,601	321,639
Safehold, Inc.	1,965	108,959
Safestore Holdings plc	19,545	343,037
Sankei Real Estate, Inc.	44	40,313
SBA Communications Corp.	2,547	876,423
Scentre Group	784,289	1,776,153
Schroder Real Estate Investment Trust, Ltd.	46,827	35,404
Segro plc	181,085	3,190,009
Sekisui House REIT, Inc.	395	261,379
Service Properties Trust	15,523	137,068
Shaftesbury plc	26,525	213,937
Shopping Centres Australasia Property Group	105,805	229,373
Simon Property Group, Inc.	38,757	5,098,871
SITE Centers Corp.	16,389	273,860
SL Green Realty Corp. (b)	6,442	522,962
SmartCentres Real Estate Investment Trust	12,342	324,111
SOSiLA Logistics REIT, Inc.	63	83,101
SPH REIT	89,550	64,019
Spirit Realty Capital, Inc.	12,119	557,716
STAG Industrial, Inc.	16,943	700,593
Standard Life Investment Property Income Trust, Ltd.	37,848	42,488
Star Asia Investment Corp.	153	78,080
Starhill Global REIT	134,600	60,360
Starts Proceed Investment Corp.	21	41,000
Stockland	359,609	1,135,161
STORE Capital Corp.	23,255	679,744
Stride Property Group	45,948	63,248
Summit Hotel Properties, Inc. (a)	9,812	97,727
Summit Industrial Income REIT	15,437	271,906
Sun Communities, Inc.	10,907	1,911,888
Sunlight Real Estate Investment Trust	102,250	50,360
Sunstone Hotel Investors, Inc. (a)	20,593	242,586
Suntec Real Estate Investment Trust	198,528	255,464
Takara Leben Real Estate Investment Corp.	51	51,519
Tanger Factory Outlet Centers, Inc. (b)	9,676	166,330
Target Healthcare REIT plc	59,123	86,987
Terreno Realty Corp.	6,975	516,499
Tokyu REIT, Inc.	84	136,236
Triple Point Social Housing REIT plc (144A)	34,783	42,768
Tritax Big Box REIT plc	177,954	563,213

Equity Real Estate Investment Trusts—(Continued)
Tritax EuroBox plc (144A)	76,946	106,368
UDR, Inc.	36,940	2,119,248
UK Commercial Property Trust, Ltd.	70,181	81,254
Unibail-Rodamco-Westfield (a)	16,755	1,253,485
UNITE Group plc (The)	30,344	459,731
United Urban Investment Corp.	283	325,766
Universal Health Realty Income Trust	1,214	70,861
Urban Edge Properties	10,952	209,183
Urban Logistics REIT plc	43,938	109,933
Vastned Retail NV	1,635	48,994
Ventas, Inc.	47,290	2,920,630
Veris Residential, Inc. (a)	8,307	144,459
VICI Properties, Inc.	59,890	1,704,469
Vicinity Centres	573,463	792,914
Vital Healthcare Property Trust	40,685	91,640
Vornado Realty Trust (b)	20,424	925,616
Warehouses De Pauw CVA	13,425	578,498
Washington Real Estate Investment Trust	8,009	204,229
Waypoint REIT	68,853	136,946
Welltower, Inc.	51,662	4,966,785
Wereldhave NV	3,843	74,845
Weyerhaeuser Co.	17,536	664,614
Workspace Group plc	12,726	114,075
WP Carey, Inc.	17,995	1,454,716
Xenia Hotels & Resorts, Inc. (a)	10,777	207,888
Xior Student Housing NV	2,112	118,002

		196,146,291

Food & Staples Retailing—0.8%
Aeon Co., Ltd.	36,463	777,893
Carrefour S.A.	34,623	751,102
Coles Group, Ltd.	74,379	991,379
Cosmos Pharmaceutical Corp.	1,143	138,836
Costco Wholesale Corp.	10,344	5,956,592
Endeavour Group, Ltd.	73,190	398,197
Etablissements Franz Colruyt NV	3,011	124,855
HelloFresh SE (a)	9,212	416,262
J Sainsbury plc	96,693	320,177
Jeronimo Martins SGPS S.A.	15,864	380,051
Kesko Oyj - B Shares	15,265	421,330
Kobe Bussan Co., Ltd.	7,716	237,023
Koninklijke Ahold Delhaize NV	58,309	1,874,415
Kroger Co. (The)	15,843	908,913
Lawson, Inc.	2,772	105,943
Ocado Group plc (a)	27,238	416,352
Seven & i Holdings Co., Ltd.	42,014	1,999,035
Sysco Corp.	12,002	979,963
Tesco plc	428,809	1,550,290
Tsuruha Holdings, Inc.	2,243	142,453
Walgreens Boots Alliance, Inc.	16,820	753,031
Walmart, Inc.	33,294	4,958,143
Welcia Holdings Co., Ltd.	5,216	128,338
Woolworths Group, Ltd.	67,603	1,877,682

		26,608,255

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—1.1%
Ajinomoto Co., Inc.	26,028	$739,118
Archer-Daniels-Midland Co.	13,097	1,182,135
Associated British Foods plc	19,873	431,590
Barry Callebaut AG	201	470,670
Campbell Soup Co. (b)	4,738	211,173
Chocoladefabriken Lindt & Spruengli AG	7	845,559
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	60	711,529
Conagra Brands, Inc.	11,230	376,991
Danone S.A.	36,426	2,006,631
General Mills, Inc.	14,180	960,270
Hershey Co. (The)	3,404	737,408
Hormel Foods Corp.	6,605	340,422
J.M. Smucker Co. (The) (b)	2,536	343,400
JDE Peet’s NV	5,550	158,781
Kellogg Co. (b)	5,989	386,231
Kerry Group plc - Class A	8,874	991,524
Kikkoman Corp. (b)	8,108	537,001
Kraft Heinz Co. (The)	16,621	654,701
Lamb Weston Holdings, Inc. (b)	3,419	204,832
McCormick & Co., Inc.	5,837	582,533
MEIJI Holdings Co., Ltd. (b)	6,836	370,738
Mondelez International, Inc. - Class A	32,658	2,050,269
Mowi ASA	24,515	660,881
Nestle S.A.	157,019	20,384,334
Nisshin Seifun Group, Inc. (b)	10,938	152,700
Nissin Foods Holdings Co., Ltd.	3,579	251,326
Orkla ASA	41,529	369,331
Toyo Suisan Kaisha, Ltd.	5,026	179,732
Tyson Foods, Inc. - Class A	6,902	618,626
WH Group, Ltd.	461,128	290,095
Wilmar International, Ltd.	106,220	368,318
Yakult Honsha Co., Ltd.	7,194	383,978

		38,952,827

Gas Utilities—0.1%
APA Group	65,240	517,358
Atmos Energy Corp.	3,100	370,419
Enagas S.A.	13,762	305,808
Hong Kong & China Gas Co., Ltd.	624,277	755,134
Naturgy Energy Group S.A. (b)	10,872	324,666
Osaka Gas Co., Ltd.	20,735	355,979
Snam S.p.A.	112,439	649,333
Tokyo Gas Co., Ltd.	20,971	384,155

		3,662,852

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	41,398	4,899,867
ABIOMED, Inc. (a)	1,065	352,771
Alcon, Inc.	27,863	2,200,985
Align Technology, Inc. (a)	1,717	748,612
Ambu A/S - Class B	9,263	136,035
Asahi Intecc Co., Ltd.	11,986	234,525
Baxter International, Inc.	11,722	908,924
Becton Dickinson & Co.	6,724	1,788,584
BioMerieux	2,334	248,773
Boston Scientific Corp. (a)	33,361	1,477,559

Health Care Equipment & Supplies—(Continued)
Carl Zeiss Meditec AG	2,256	365,805
Cochlear, Ltd.	3,671	611,584
Coloplast A/S - Class B	6,625	1,003,373
Cooper Cos., Inc. (The)	1,154	481,899
Demant A/S (a)	6,083	275,174
Dentsply Sirona, Inc.	5,117	251,859
DexCom, Inc. (a)	2,269	1,160,820
DiaSorin S.p.A.	1,423	222,816
Edwards Lifesciences Corp. (a)	14,616	1,720,596
Fisher & Paykel Healthcare Corp., Ltd.	32,150	540,230
Getinge AB - B Shares	12,785	508,907
GN Store Nord AS	6,962	339,751
Hologic, Inc. (a)	5,934	455,850
Hoya Corp.	20,655	2,356,977
IDEXX Laboratories, Inc. (a)	1,985	1,085,914
Inmode, Ltd. (a)	2,745	101,318
Intuitive Surgical, Inc. (a)	8,357	2,521,140
Koninklijke Philips NV	51,154	1,564,954
Medtronic plc	31,507	3,495,702
Olympus Corp. (b)	61,580	1,169,921
ResMed, Inc.	3,412	827,444
Siemens Healthineers AG	15,724	975,024
Smith & Nephew plc	49,024	781,423
Sonova Holding AG	2,996	1,249,634
STERIS plc (b)	2,342	566,225
Straumann Holding AG	578	924,883
Stryker Corp.	7,860	2,101,371
Sysmex Corp.	9,344	678,509
Teleflex, Inc.	1,097	389,248
Terumo Corp.	35,998	1,090,226
Zimmer Biomet Holdings, Inc.	4,890	625,431

		43,440,643

Health Care Providers & Services—0.9%
AmerisourceBergen Corp.	3,502	541,794
Amplifon S.p.A.	6,995	312,340
Anthem, Inc.	5,683	2,791,603
Cardinal Health, Inc.	6,597	374,050
Centene Corp. (a)	13,660	1,150,035
Chartwell Retirement Residences (b)	22,019	218,402
Cigna Corp.	7,759	1,859,134
CVS Health Corp.	30,904	3,127,794
DaVita, Inc. (a)	1,526	172,606
Fresenius Medical Care AG & Co. KGaA	11,436	766,927
Fresenius SE & Co. KGaA	23,354	859,337
HCA Healthcare, Inc.	5,607	1,405,226
Henry Schein, Inc. (a)	3,246	283,019
Humana, Inc.	3,009	1,309,427
Laboratory Corp. of America Holdings (a)	2,241	590,862
McKesson Corp. (b)	3,575	1,094,415
Medipal Holdings Corp. (b)	10,140	167,104
Molina Healthcare, Inc. (a)	1,367	456,018
NMC Health plc (a) (c) (d)	8,180	0
Orpea S.A.	2,909	125,540
Quest Diagnostics, Inc.	2,872	393,062
Ramsay Health Care, Ltd.	10,228	495,349

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Ryman Healthcare, Ltd.	23,499	$152,295
Sonic Healthcare, Ltd.	25,333	667,072
UnitedHealth Group, Inc.	22,051	11,245,349
Universal Health Services, Inc. - Class B	1,711	248,009

		30,806,769

Health Care Technology—0.0%
Cerner Corp.	6,888	644,441
M3, Inc.	24,602	890,384

		1,534,825

Hotels, Restaurants & Leisure—0.8%
Accor S.A. (a)	9,549	306,013
Aristocrat Leisure, Ltd.	33,603	911,023
Booking Holdings, Inc. (a)	962	2,259,209
Caesars Entertainment, Inc. (a)	5,004	387,109
Carnival Corp. (a) (b)	18,833	380,803
Chipotle Mexican Grill, Inc. (a)	659	1,042,558
Compass Group plc	99,476	2,143,814
Crown Resorts, Ltd. (a)	20,593	195,730
Darden Restaurants, Inc. (b)	3,038	403,902
Domino’s Pizza Enterprises, Ltd.	3,326	216,705
Domino’s Pizza, Inc. (b)	852	346,773
Entain plc (a)	32,652	700,337
Evolution AB	9,596	979,316
Expedia Group, Inc. (a)	3,418	668,800
Flutter Entertainment plc (a)	9,329	1,070,089
Galaxy Entertainment Group, Ltd.	121,340	721,158
Genting Singapore, Ltd.	334,361	200,286
Hilton Worldwide Holdings, Inc. (a)	6,525	990,104
InterContinental Hotels Group plc	10,216	691,796
La Francaise des Jeux SAEM	5,401	214,080
Las Vegas Sands Corp. (a)	8,048	312,826
Marriott International, Inc. - Class A (a)	6,405	1,125,679
McDonald’s Corp.	17,494	4,325,916
McDonald’s Holdings Co. Japan, Ltd.	4,527	188,555
Melco Resorts & Entertainment, Ltd. (ADR) (a)	11,926	91,115
MGM Resorts International	9,112	382,157
Norwegian Cruise Line Holdings, Ltd. (a)(b)	8,663	189,546
Oriental Land Co., Ltd. (b)	11,183	2,135,075
Penn National Gaming, Inc. (a) (b)	3,889	164,971
Royal Caribbean Cruises, Ltd. (a) (b)	5,249	439,761
Sands China, Ltd. (a)	134,250	322,209
Sodexo S.A.	4,944	401,369
Starbucks Corp.	27,625	2,513,046
Tabcorp Holdings, Ltd.	122,841	487,127
Whitbread plc (a)	11,287	420,023
Wynn Resorts, Ltd. (a)	2,464	196,479
Yum! Brands, Inc.	6,862	813,353

		29,338,812

Household Durables—0.4%
Barratt Developments plc	56,361	384,535
Berkeley Group Holdings plc	6,298	306,549
DR Horton, Inc.	7,631	568,586

Household Durables—(Continued)
Electrolux AB - Series B (b)	12,471	188,691
Garmin, Ltd.	3,557	421,896
Iida Group Holdings Co., Ltd.	8,140	140,902
Lennar Corp. - Class A	6,364	516,566
Mohawk Industries, Inc. (a) (b)	1,284	159,473
Newell Brands, Inc.	8,863	189,757
NVR, Inc. (a)	77	343,980
Open House Group Co., Ltd.	4,627	204,748
Panasonic Corp.	123,143	1,192,534
Persimmon plc	17,793	500,451
PulteGroup, Inc.	5,927	248,341
Rinnai Corp.	1,953	146,222
SEB S.A.	1,563	218,023
Sekisui Chemical Co., Ltd. (b)	20,857	298,724
Sekisui House, Ltd.	34,360	666,225
Sharp Corp. (b)	11,842	110,897
Sony Group Corp.	70,367	7,262,647
Taylor Wimpey plc	201,631	344,062
Whirlpool Corp.	1,422	245,693

		14,659,502

Household Products—0.5%
Church & Dwight Co., Inc.	5,715	567,957
Clorox Co. (The)	2,876	399,850
Colgate-Palmolive Co.	19,732	1,496,278
Essity AB - Class B (b)	33,934	799,535
Henkel AG & Co. KGaA	5,805	384,775
Kimberly-Clark Corp.	7,883	970,870
Lion Corp.	12,404	138,272
Procter & Gamble Co. (The)	56,655	8,656,884
Reckitt Benckiser Group plc	39,887	3,048,842
Unicharm Corp.	22,501	800,199

		17,263,462

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)	15,608	401,594
EDP Renovaveis S.A.	15,933	410,370
Meridian Energy, Ltd.	70,834	246,922
Uniper SE	5,164	132,812

		1,191,698

Industrial Conglomerates—0.6%
3M Co.	13,491	2,008,540
CK Hutchison Holdings, Ltd.	149,344	1,094,940
DCC plc	5,509	426,974
General Electric Co.	25,709	2,352,374
Hitachi, Ltd.	53,988	2,705,256
Honeywell International, Inc.	16,117	3,136,046
Investment AB Latour - B Shares	8,341	264,963
Jardine Matheson Holdings, Ltd.	12,072	662,127
Keppel Corp., Ltd.	80,532	380,245
Lifco AB - B Shares	12,889	327,090
Melrose Industries plc	241,767	391,348
Roper Technologies, Inc.	2,470	1,166,408
Siemens AG	42,693	5,915,636

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Smiths Group plc	22,078	$418,507
Toshiba Corp. (b)	21,737	824,826

		22,075,280

Insurance—1.8%
Admiral Group plc	10,921	365,842
Aegon NV	99,865	527,035
Aflac, Inc.	14,248	917,429
Ageas SA	9,606	483,427
AIA Group, Ltd.	674,500	7,061,633
Allianz SE	22,784	5,440,692
Allstate Corp. (The)	6,711	929,541
American International Group, Inc.	19,438	1,220,123
Aon plc - Class A	5,158	1,679,600
Arthur J. Gallagher & Co.	4,852	847,159
Assicurazioni Generali S.p.A. (b)	61,711	1,412,044
Assurant, Inc.	1,334	242,561
Aviva plc	211,412	1,247,948
AXA S.A.	108,592	3,171,311
Baloise Holding AG	2,555	455,287
Brown & Brown, Inc. (b)	5,488	396,618
Chubb, Ltd.	10,084	2,156,968
Cincinnati Financial Corp.	3,508	476,948
CNP Assurances	9,491	228,836
Dai-ichi Life Holdings, Inc.	56,052	1,140,322
Everest Re Group, Ltd.	922	277,872
Gjensidige Forsikring ASA	11,058	274,328
Globe Life, Inc.	2,174	218,704
Hannover Rueck SE	3,363	572,770
Hartford Financial Services Group, Inc. (The)	7,968	572,182
Insurance Australia Group, Ltd.	136,304	443,876
Japan Post Holdings Co., Ltd.	136,561	1,003,098
Japan Post Insurance Co., Ltd.	11,050	193,296
Legal & General Group plc	332,878	1,180,345
Lincoln National Corp.	3,976	259,871
Loews Corp.	4,691	304,071
Marsh & McLennan Cos., Inc.	11,820	2,014,364
Medibank Private, Ltd.	152,278	348,689
MetLife, Inc. (f)	16,739	1,176,417
MS&AD Insurance Group Holdings, Inc.	24,826	806,606
Muenchener Rueckversicherungs-Gesellschaft AG	7,831	2,097,661
NN Group NV	15,066	759,338
Phoenix Group Holdings plc	39,010	312,774
Poste Italiane S.p.A.	28,887	327,699
Principal Financial Group, Inc.	5,771	423,649
Progressive Corp. (The)	13,697	1,561,321
Prudential Financial, Inc.	8,849	1,045,686
Prudential plc	153,192	2,262,917
QBE Insurance Group, Ltd.	82,254	701,026
Sampo Oyj - A Shares	27,809	1,357,411
Sompo Holdings, Inc.	17,455	767,796
Suncorp Group, Ltd.	70,427	582,354
Swiss Life Holding AG	1,767	1,127,853
Swiss Re AG	16,819	1,600,465
T&D Holdings, Inc.	29,411	399,013

Insurance—(Continued)
Tokio Marine Holdings, Inc. (b)	35,003	2,035,850
Travelers Cos., Inc. (The)	5,759	1,052,342
Tryg A/S	20,109	487,537
W.R. Berkley Corp.	4,901	326,324
Willis Towers Watson plc	2,917	689,054
Zurich Insurance Group AG	8,402	4,142,426

		64,108,309

Interactive Media & Services—1.5%
Adevinta ASA (a)	16,255	148,105
Alphabet, Inc. - Class A (a) (e)	7,043	19,589,048
Alphabet, Inc. - Class C (a) (e)	6,548	18,288,498
Auto Trader Group plc	53,013	438,849
Kakaku.com, Inc.	7,429	166,153
Match Group, Inc. (a)	6,627	720,620
Meta Platforms, Inc. - Class A (a)	55,399	12,318,522
REA Group, Ltd.	2,968	296,755
Scout24 SE	4,663	267,489
Seek, Ltd.	18,805	413,788
Twitter, Inc. (a) (b)	18,720	724,277
Z Holdings Corp.	149,418	648,754

		54,020,858

Internet & Direct Marketing Retail—1.1%
Amazon.com, Inc. (a)	10,211	33,287,350
Delivery Hero SE (a)	9,135	402,383
eBay, Inc.	14,655	839,145
Etsy, Inc. (a) (b)	2,968	368,863
Fiverr International, Ltd. (a) (b)	1,678	127,646
Just Eat Takeaway.com NV (a)	10,062	337,740
Mercari, Inc. (a)	5,816	150,821
Prosus NV	52,032	2,754,436
Rakuten Group, Inc.	48,007	378,460
Zalando SE (a)	12,478	633,398
ZOZO, Inc.	6,892	183,095

		39,463,337

IT Services—1.5%
Accenture plc - Class A	14,788	4,986,957
Adyen NV (a)	1,107	2,186,956
Akamai Technologies, Inc. (a) (b)	3,803	454,040
Amadeus IT Group S.A. (a)	25,120	1,636,216
Automatic Data Processing, Inc.	9,865	2,244,682
Bechtle AG	4,612	260,273
Broadridge Financial Solutions, Inc.	2,729	424,933
Capgemini SE	8,966	1,994,426
Cognizant Technology Solutions Corp. - Class A	12,297	1,102,672
Computershare, Ltd.	30,044	549,656
DXC Technology Co. (a)	5,905	192,680
Edenred	13,917	687,995
EPAM Systems, Inc. (a)	1,328	393,898
Fidelity National Information Services, Inc.	14,256	1,431,587
Fiserv, Inc. (a)	13,911	1,410,575
FleetCor Technologies, Inc. (a)	1,901	473,463
Fujitsu, Ltd.	10,966	1,634,836

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Gartner, Inc. (a)	1,925	$572,610
Global Payments, Inc.	6,793	929,554
GMO Payment Gateway, Inc.	2,380	242,976
International Business Machines Corp.	20,995	2,729,770
Itochu Techno-Solutions Corp.	5,308	135,574
Jack Henry & Associates, Inc.	1,733	341,488
MasterCard, Inc. - Class A	20,310	7,258,388
NEC Corp.	13,693	574,442
Nexi S.p.A. (a)	29,232	337,661
Nomura Research Institute, Ltd.	18,729	612,537
NTT Data Corp.	35,191	690,224
Obic Co., Ltd.	3,888	582,572
Otsuka Corp.	6,418	227,908
Paychex, Inc.	7,513	1,025,299
PayPal Holdings, Inc. (a)	27,507	3,181,184
SCSK Corp.	8,640	148,061
TIS, Inc.	11,908	278,518
VeriSign, Inc. (a)	2,262	503,204
Visa, Inc. - Class A (b)	39,262	8,707,134
Wix.com, Ltd. (a)	3,193	333,541
Worldline S.A. (a)	13,293	576,294

		52,054,784

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	11,141	843,984
Hasbro, Inc.	3,035	248,627
Shimano, Inc.	4,136	946,049
Yamaha Corp. (b)	7,524	328,107

		2,366,767

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	7,087	937,823
Bachem Holding AG - Class B	352	193,160
Bio-Rad Laboratories, Inc. - Class A (a)	506	284,994
Bio-Techne Corp. (b)	920	398,397
Charles River Laboratories International, Inc. (a)	1,182	335,653
Danaher Corp.	14,889	4,367,390
Eurofins Scientific SE	7,500	743,496
Illumina, Inc. (a)	3,659	1,278,455
IQVIA Holdings, Inc. (a)	4,473	1,034,202
Lonza Group AG	4,161	3,014,575
Mettler-Toledo International, Inc. (a)	539	740,149
PerkinElmer, Inc. (b)	2,954	515,355
QIAGEN NV (a)	12,876	632,028
Sartorius Stedim Biotech	1,542	631,985
Thermo Fisher Scientific, Inc.	9,226	5,449,337
Waters Corp. (a)	1,429	443,547
West Pharmaceutical Services, Inc.	1,735	712,582

		21,713,128

Machinery—1.1%
Alfa Laval AB	17,542	603,246
Alstom S.A.	17,693	412,442
Atlas Copco AB - A Shares	37,444	1,943,287
Atlas Copco AB - B Shares	21,759	986,775

Machinery—(Continued)
Caterpillar, Inc.	12,664	2,821,793
CNH Industrial NV	57,058	903,461
Cummins, Inc.	3,349	686,913
Daifuku Co., Ltd. (b)	5,668	404,907
Daimler Truck Holding AG (a)	22,944	637,408
Deere & Co.	6,606	2,744,529
Dover Corp.	3,371	528,910
Epiroc AB - A Shares	36,746	786,315
Epiroc AB - B Shares	21,505	387,100
FANUC Corp.	10,725	1,886,082
Fortive Corp.	8,394	511,446
GEA Group AG	8,586	354,743
Hino Motors, Ltd. (b)	15,885	92,942
Hitachi Construction Machinery Co., Ltd. (b)	5,947	154,105
Hoshizaki Corp.	3,069	210,497
Husqvarna AB - B Shares	23,136	241,146
IDEX Corp.	1,780	341,279
Illinois Tool Works, Inc.	6,687	1,400,258
Ingersoll Rand, Inc.	9,542	480,440
KION Group AG	4,039	268,599
Knorr-Bremse AG	4,060	311,919
Komatsu, Ltd.	48,823	1,171,541
Kone Oyj - Class B	18,952	992,620
Kornit Digital, Ltd. (a) (b)	2,606	215,490
Kubota Corp.	57,281	1,073,903
Kurita Water Industries, Ltd.	5,569	205,553
Makita Corp. (b)	12,507	400,583
MINEBEA MITSUMI, Inc. (b)	20,264	441,428
MISUMI Group, Inc.	15,859	471,864
Mitsubishi Heavy Industries, Ltd.	17,904	589,631
Miura Co., Ltd. (b)	4,849	119,591
NGK Insulators, Ltd. (b)	13,922	198,763
Nordson Corp.	1,265	287,256
Otis Worldwide Corp.	9,944	765,191
PACCAR, Inc. (b)	8,128	715,833
Parker-Hannifin Corp.	3,023	857,807
Pentair plc	3,874	210,010
Rational AG	289	200,530
Sandvik AB	62,949	1,336,433
Schindler Holding AG	1,133	240,231
Schindler Holding AG (Participation Certificate)	2,271	484,184
SKF AB - B Shares (b)	21,337	346,831
SMC Corp.	3,202	1,788,360
Snap-on, Inc.	1,258	258,494
Spirax-Sarco Engineering plc	4,114	674,172
Stanley Black & Decker, Inc.	3,817	533,578
Techtronic Industries Co., Ltd.	76,695	1,235,540
Toyota Industries Corp.	8,176	562,754
VAT Group AG (144A)	1,506	574,237
Volvo AB - A Shares	11,072	211,634
Volvo AB - B Shares	79,714	1,486,786
Wartsila Oyj Abp	26,174	239,057
Westinghouse Air Brake Technologies Corp. (b)	4,373	420,551
Xylem, Inc.	4,221	359,882
Yaskawa Electric Corp.	13,386	522,807

		40,293,667

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Marine—0.1%
AP Moller - Maersk A/S - Class A	176	$520,105
AP Moller - Maersk A/S - Class B	323	973,570
Kuehne & Nagel International AG	3,030	858,538
Mitsui OSK Lines, Ltd.	19,176	532,339
Nippon Yusen KK (b)	9,008	787,233
SITC International Holdings Co., Ltd.	74,152	261,756

		3,933,541

Media—0.4%
Charter Communications, Inc. - Class A (a) (b)	2,897	1,580,371
Comcast Corp. - Class A	106,745	4,997,801
CyberAgent, Inc.	22,369	277,347
Dentsu Group, Inc.	12,100	494,804
Discovery, Inc. - Class A (a) (b)	3,961	98,708
Discovery, Inc. - Class C (a)	7,110	177,537
DISH Network Corp. - Class A (a)	5,846	185,026
Fox Corp. - Class A	7,499	295,835
Fox Corp. - Class B	3,442	124,876
Hakuhodo DY Holdings, Inc. (b)	12,924	162,406
Informa plc (a)	83,812	657,777
Interpublic Group of Cos., Inc. (The)	9,218	326,778
News Corp. - Class A	9,201	203,802
News Corp. - Class B	2,850	64,182
Omnicom Group, Inc.	4,976	422,363
Paramount Global - Class B (b)	14,204	537,053
Pearson plc	41,834	408,714
Publicis Groupe S.A.	12,713	772,270
Schibsted ASA - B Shares	5,382	114,606
Schibsted ASA - Class A	4,043	99,311
Vivendi SE	42,896	559,855
WPP plc	65,132	852,332

		13,413,754

Metals & Mining—1.1%
Anglo American plc	71,358	3,680,393
Antofagasta plc	22,060	481,707
ArcelorMittal S.A.	35,633	1,145,359
BHP Group, Ltd.	282,430	11,000,635
BlueScope Steel, Ltd.	27,488	424,761
Boliden AB	15,251	773,391
Evolution Mining, Ltd.	101,338	329,280
Fortescue Metals Group, Ltd.	94,424	1,449,015
Freeport-McMoRan, Inc.	34,379	1,710,011
Glencore plc	553,142	3,594,742
Hitachi Metals, Ltd. (a)	11,857	198,390
JFE Holdings, Inc.	27,179	382,483
Mineral Resources, Ltd.	9,481	370,619
Newcrest Mining, Ltd.	45,190	897,094
Newmont Corp.	18,669	1,483,252
Nippon Steel Corp. (b)	47,690	845,431
Norsk Hydro ASA	74,987	730,688
Northern Star Resources, Ltd.	61,156	484,689
Nucor Corp. (b)	6,691	994,617
Rio Tinto plc	62,692	4,973,101
Rio Tinto, Ltd.	20,699	1,833,588

Metals & Mining—(Continued)
South32, Ltd.	259,097	964,829
Sumitomo Metal Mining Co., Ltd. (b)	13,783	695,942
voestalpine AG	6,549	194,542

		39,638,559

Multi-Utilities—0.5%
Ameren Corp.	6,031	565,467
CenterPoint Energy, Inc. (b)	14,722	451,082
CMS Energy Corp.	6,782	474,333
Consolidated Edison, Inc.	8,281	784,045
Dominion Energy, Inc.	18,961	1,611,116
DTE Energy Co.	4,535	599,572
E.ON SE	125,186	1,455,874
Engie S.A.	101,842	1,334,987
National Grid plc	201,675	3,097,666
NiSource, Inc.	9,193	292,337
Public Service Enterprise Group, Inc.	11,838	828,660
RWE AG	35,820	1,562,408
Sempra Energy	7,476	1,256,865
Veolia Environnement S.A.	36,549	1,166,255
WEC Energy Group, Inc.	7,384	736,997

		16,217,664

Multiline Retail—0.2%
Dollar General Corp.	5,462	1,216,005
Dollar Tree, Inc. (a)	5,265	843,190
Next plc	7,414	584,635
Pan Pacific International Holdings Corp.	22,795	365,601
Ryohin Keikaku Co., Ltd.	13,972	162,946
Target Corp.	11,426	2,424,826
Wesfarmers, Ltd.	63,222	2,375,538

		7,972,741

Oil, Gas & Consumable Fuels—1.9%
Aker BP ASA (b)	7,111	264,965
Ampol, Ltd.	13,176	299,418
APA Corp.	8,504	351,470
BP plc	1,101,376	5,382,461
Chevron Corp.	45,130	7,348,518
ConocoPhillips	30,878	3,087,800
Coterra Energy, Inc.	19,047	513,698
Devon Energy Corp.	14,740	871,576
Diamondback Energy, Inc.	3,987	546,538
ENEOS Holdings, Inc.	171,112	643,128
Eni S.p.A.	140,732	2,063,284
EOG Resources, Inc.	13,698	1,633,213
Equinor ASA	54,494	2,044,786
Exxon Mobil Corp.	99,115	8,185,908
Galp Energia SGPS S.A.	27,716	350,743
Hess Corp.	6,453	690,729
Idemitsu Kosan Co., Ltd.	11,708	323,009
Inpex Corp.	57,097	677,998
Kinder Morgan, Inc.	45,652	863,279
Lundin Energy AB	11,188	474,310
Marathon Oil Corp.	18,226	457,655

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Marathon Petroleum Corp.	14,412	$1,232,226
Neste Oyj	23,590	1,074,686
Occidental Petroleum Corp.	20,772	1,178,603
OMV AG	8,224	392,153
ONEOK, Inc.	10,440	737,377
Phillips 66	10,258	886,189
Pioneer Natural Resources Co.	5,315	1,328,909
Repsol S.A.	80,908	1,063,865
Santos, Ltd.	179,409	1,031,638
Shell plc	429,462	11,786,049
TotalEnergies SE	139,962	7,101,495
Valero Energy Corp.	9,571	971,839
Washington H Soul Pattinson & Co., Ltd.	11,972	254,232
Williams Cos., Inc. (The)	28,446	950,381
Woodside Petroleum, Ltd.	54,085	1,290,431

		68,354,559

Paper & Forest Products—0.1%
Mondi plc	27,074	524,862
Oji Holdings Corp.	44,871	223,076
Stora Enso Oyj - R Shares	32,438	634,692
Svenska Cellulosa AB SCA - Class B	33,789	656,072
UPM-Kymmene Oyj	29,761	971,120

		3,009,822

Personal Products—0.5%
Beiersdorf AG	5,623	590,872
Estee Lauder Cos., Inc. (The) - Class A	5,425	1,477,336
Kao Corp.	26,486	1,087,296
Kobayashi Pharmaceutical Co., Ltd.	3,015	241,709
Kose Corp.	1,893	197,986
L’Oreal S.A.	14,007	5,606,523
Pola Orbis Holdings, Inc.	5,067	65,932
Shiseido Co., Ltd.	22,304	1,130,389
Unilever plc	143,251	6,484,933

		16,882,976

Pharmaceuticals—3.3%
Astellas Pharma, Inc.	103,812	1,627,390
AstraZeneca plc	86,422	11,460,523
Bayer AG	54,780	3,747,894
Bristol-Myers Squibb Co.	51,965	3,795,004
Catalent, Inc. (a)	4,007	444,376
Chugai Pharmaceutical Co., Ltd.	37,449	1,252,419
Daiichi Sankyo Co., Ltd.	97,709	2,143,583
Eisai Co., Ltd.	13,229	613,072
Eli Lilly and Co.	18,588	5,323,046
GlaxoSmithKline plc	280,565	6,050,085
Hikma Pharmaceuticals plc	9,599	258,254
Ipsen S.A.	2,139	267,201
Johnson & Johnson	61,634	10,923,394
Kyowa Kirin Co., Ltd.	15,125	350,905
Merck & Co., Inc.	59,136	4,852,109
Merck KGaA	7,234	1,515,008
Nippon Shinyaku Co., Ltd.	2,795	190,041

Pharmaceuticals—(Continued)
Novartis AG	122,227	10,719,487
Novo Nordisk A/S - Class B	93,949	10,404,539
Ono Pharmaceutical Co., Ltd.	20,656	518,766
Organon & Co. (b)	5,936	207,345
Orion Oyj - Class B (b)	5,992	271,898
Otsuka Holdings Co., Ltd.	21,773	753,181
Pfizer, Inc.	131,407	6,802,940
Recordati Industria Chimica e Farmaceutica S.p.A.	5,866	294,898
Roche Holding AG	39,189	15,498,282
Roche Holding AG	1,785	780,438
Sanofi	63,454	6,471,309
Santen Pharmaceutical Co., Ltd.	19,924	199,449
Shionogi & Co., Ltd.	14,768	906,960
Sumitomo Dainippon Pharma Co., Ltd. (b)	9,900	97,764
Taisho Pharmaceutical Holdings Co., Ltd. (b)	2,118	98,241
Takeda Pharmaceutical Co., Ltd. (b)	88,225	2,524,986
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	60,954	572,358
UCB S.A.	7,050	843,973
Viatris, Inc.	28,314	308,056
Vifor Pharma AG (a)	2,724	485,665
Zoetis, Inc.	11,077	2,089,011

		115,663,850

Professional Services—0.5%
Adecco Group AG	8,914	403,455
Benefit One, Inc.	4,422	92,584
Bureau Veritas S.A.	16,420	469,009
Equifax, Inc.	2,856	677,158
Experian plc	51,543	1,987,756
Intertek Group plc	8,999	614,545
Jacobs Engineering Group, Inc.	3,050	420,321
Leidos Holdings, Inc.	3,285	354,846
Nielsen Holdings plc	8,400	228,816
Nihon M&A Center Holdings, Inc.	16,748	232,739
Persol Holdings Co., Ltd.	9,816	220,031
Randstad NV (b)	6,684	401,189
Recruit Holdings Co., Ltd.	75,653	3,311,881
RELX plc	107,998	3,363,938
Robert Half International, Inc.	2,606	297,553
SGS S.A.	335	930,836
Teleperformance SE	3,276	1,249,206
Verisk Analytics, Inc. (b)	3,773	809,799
Wolters Kluwer NV	14,643	1,558,740

		17,624,402

Real Estate Management & Development—1.2%
Abrdn European Logistics Income plc (144A)	37,326	53,772
ADLER Group S.A. (144A)	8,692	115,179
Aeon Mall Co., Ltd.	11,302	150,320
Allreal Holding AG	1,385	296,617
Amot Investments, Ltd.	15,148	113,427
Aroundtown S.A.	163,944	941,727
Atrium Ljungberg AB - B Shares	4,274	86,975
Azrieli Group, Ltd.	5,887	516,507
CA Immobilien Anlagen AG	3,958	122,285

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
CapitaLand Investment, Ltd. (a)	388,851	$1,139,952
Castellum AB	25,803	636,381
Catena AB	2,627	158,891
CBRE Group, Inc. - Class A (a)	7,835	717,059
Cibus Nordic Real Estate AB	4,132	109,793
City Developments, Ltd.	67,271	389,415
Citycon Oyj (b)	6,909	52,316
CK Asset Holdings, Ltd.	300,127	2,051,284
CLS Holdings plc	14,878	38,991
Corem Property Group AB - B Shares	64,072	166,118
Daito Trust Construction Co., Ltd.	3,663	388,643
Daiwa House Industry Co., Ltd.	31,577	824,973
Deutsche Euroshop AG	4,871	89,980
Deutsche Wohnen SE	4,696	157,630
Dios Fastigheter AB	8,431	91,185
Entra ASA (144A)	5,229	104,777
ESR Cayman, Ltd. (144A) (a)	110,007	340,560
Fabege AB	24,572	362,428
Fastighets AB Balder - B Shares (a)	15,494	1,013,878
Grainger plc	69,427	265,249
Grand City Properties S.A.	9,179	183,735
Hang Lung Properties, Ltd.	305,302	614,248
Heiwa Real Estate Co., Ltd.	3,100	100,455
Helical plc	9,614	51,737
Henderson Land Development Co., Ltd.	204,209	847,779
Hiag Immobilien Holding AG	334	37,611
Hongkong Land Holdings, Ltd.	174,112	849,345
Hufvudstaden AB - A Shares	10,228	144,379
Hulic Co., Ltd.	60,484	543,066
Hysan Development Co., Ltd.	58,339	170,012
Intershop Holding AG	107	73,991
K-Fast Holding AB (a)	5,873	41,446
Kennedy-Wilson Holdings, Inc.	11,238	274,095
Kojamo Oyj	18,593	446,165
LEG Immobilien SE	11,018	1,258,278
Lendlease Corp Ltd	38,074	316,439
Lifestyle Communities, Ltd.	8,962	112,561
Mitsubishi Estate Co., Ltd.	174,533	2,595,742
Mitsui Fudosan Co., Ltd.	138,850	2,970,694
Mobimo Holding AG	616	196,300
New World Development Co., Ltd.	218,845	888,624
Nomura Real Estate Holdings, Inc.	17,247	413,033
NP3 Fastigheter AB	2,638	86,828
Nyfosa AB	17,321	246,860
Pandox AB (a)	8,415	126,515
Peach Property Group AG	1,138	69,907
Phoenix Spree Deutschland, Ltd.	7,550	37,774
Platzer Fastigheter Holding AB - Class B	5,141	63,413
PSP Swiss Property AG	4,102	538,342
Sagax AB - Class B	25,287	764,959
Samhallsbyggnadsbolaget i Norden AB (b)	105,357	469,213
Shurgard Self Storage S.A.	2,394	148,648
Sino Land Co., Ltd.	525,065	677,897
Sirius Real Estate, Ltd.	102,740	168,478
Sumitomo Realty & Development Co., Ltd. (b)	54,944	1,518,709
Sun Hung Kai Properties, Ltd.	208,322	2,481,565

Real Estate Management & Development—(Continued)
Swire Pacific, Ltd. - Class A	27,528	167,982
Swire Properties, Ltd.	165,252	409,720
Swiss Prime Site AG	11,413	1,125,079
TAG Immobilien AG	12,035	273,366
Tokyo Tatemono Co., Ltd.	18,895	282,980
Tricon Residential, Inc.	23,041	366,216
UOL Group, Ltd.	72,647	376,573
Vonovia SE	115,253	5,388,910
Wallenstam AB - B Shares	15,906	230,110
Wharf Real Estate Investment Co., Ltd.	248,912	1,230,035
Wihlborgs Fastigheter AB	12,643	263,017

		42,139,143

Road & Rail—0.4%
Aurizon Holdings, Ltd.	101,779	279,475
Central Japan Railway Co. (b)	8,041	1,048,046
CSX Corp.	51,927	1,944,666
East Japan Railway Co.	16,859	978,497
Grab Holdings, Ltd. - Class A (a) (b)	60,546	211,911
Hankyu Hanshin Holdings, Inc.	12,830	371,111
J.B. Hunt Transport Services, Inc.	1,967	394,954
Keio Corp. (b)	5,800	226,433
Keisei Electric Railway Co., Ltd.	7,149	198,967
Kintetsu Group Holdings Co., Ltd. (b)	9,656	276,253
MTR Corp., Ltd.	85,591	461,917
Nippon Express Holdings, Inc.	4,325	297,290
Norfolk Southern Corp.	5,697	1,624,898
Odakyu Electric Railway Co., Ltd. (b)	16,300	270,659
Old Dominion Freight Line, Inc. (b)	2,181	651,421
Tobu Railway Co., Ltd.	10,441	254,030
Tokyu Corp.	27,641	359,019
Union Pacific Corp.	15,051	4,112,084
West Japan Railway Co.	12,249	508,408

		14,470,039

Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc. (a)	38,272	4,184,661
Advantest Corp.	11,128	872,843
Analog Devices, Inc.	12,581	2,078,130
Applied Materials, Inc.	21,139	2,786,120
ASM International NV	2,612	946,850
ASML Holding NV	23,056	15,378,338
Broadcom, Inc.	9,637	6,068,226
Disco Corp.	1,612	449,653
Enphase Energy, Inc. (a)	3,158	637,221
Infineon Technologies AG	72,817	2,487,678
Intel Corp.	95,215	4,718,855
KLA Corp.	3,550	1,299,513
Lam Research Corp.	3,297	1,772,500
Lasertec Corp.	4,206	707,125
Microchip Technology, Inc.	12,990	976,069
Micron Technology, Inc.	26,189	2,039,861
Monolithic Power Systems, Inc.	1,015	492,965
NVIDIA Corp.	58,529	15,970,223
NXP Semiconductors NV	6,226	1,152,308
Qorvo, Inc. (a)	2,580	320,178

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
QUALCOMM, Inc.	26,221	$4,007,093
Renesas Electronics Corp. (a)	70,055	810,618
Rohm Co., Ltd.	4,895	380,448
Skyworks Solutions, Inc.	3,866	515,260
SolarEdge Technologies, Inc. (a)	1,230	396,515
STMicroelectronics NV	38,079	1,654,197
SUMCO Corp.	18,313	300,474
Teradyne, Inc. (b)	3,816	451,166
Texas Instruments, Inc.	21,621	3,967,021
Tokyo Electron, Ltd.	8,339	4,281,862

		82,103,971

Software—2.6%
Adobe, Inc. (a)	11,140	5,075,607
ANSYS, Inc. (a)	2,043	648,959
Autodesk, Inc. (a)	5,147	1,103,259
AVEVA Group plc	6,787	216,687
Cadence Design Systems, Inc. (a)	6,488	1,067,016
Ceridian HCM Holding, Inc. (a)	3,188	217,932
Check Point Software Technologies, Ltd. (a)	5,924	819,052
Citrix Systems, Inc.	2,920	294,628
CyberArk Software, Ltd. (a) (b)	2,234	376,988
Dassault Systemes SE	37,070	1,826,623
Fortinet, Inc. (a)	3,177	1,085,708
Intuit, Inc.	6,630	3,187,969
Microsoft Corp. (e)	175,775	54,193,190
Nemetschek SE	3,247	314,978
Nice, Ltd. (a)	3,520	770,565
NortonLifeLock, Inc.	13,619	361,176
Oracle Corp.	37,760	3,123,885
Oracle Corp. Japan	2,194	152,364
Paycom Software, Inc. (a)	1,127	390,370
PTC, Inc. (a)	2,473	266,392
Sage Group plc (The)	57,062	523,277
Salesforce.com, Inc. (a)	22,920	4,866,374
SAP SE	58,273	6,502,294
ServiceNow, Inc. (a)	4,659	2,594,551
Sinch AB (a)	28,880	195,549
Synopsys, Inc. (a)	3,570	1,189,774
Temenos AG	3,753	359,600
Trend Micro, Inc.	7,491	437,281
Tyler Technologies, Inc. (a)	960	427,094
WiseTech Global, Ltd.	8,214	309,448
Xero, Ltd. (a)	7,455	564,654

		93,463,244

Specialty Retail—0.7%
Advance Auto Parts, Inc.	1,475	305,266
AutoZone, Inc. (a)	491	1,003,889
Bath & Body Works, Inc. (b)	6,189	295,834
Best Buy Co., Inc. (b)	5,182	471,044
CarMax, Inc. (a) (b)	3,795	366,141
Chow Tai Fook Jewellery Group, Ltd.	110,587	200,294
Fast Retailing Co., Ltd.	3,254	1,671,666
H & M Hennes & Mauritz AB - B Shares (b)	40,723	543,844

Security Description	Shares	Value

Specialty Retail—(Continued)
Hikari Tsushin, Inc.	1,194	$135,999
Home Depot, Inc. (The)	24,708	7,395,846
Industria de Diseno Textil S.A.	60,824	1,323,460
JD Sports Fashion plc	142,605	276,154
Kingfisher plc	115,471	385,367
Lowe’s Cos., Inc.	16,211	3,277,702
Nitori Holdings Co., Ltd.	4,467	560,974
O’Reilly Automotive, Inc. (a)	1,578	1,080,867
Ross Stores, Inc.	8,319	752,537
TJX Cos., Inc. (The)	28,153	1,705,509
Tractor Supply Co.	2,664	621,698
Ulta Beauty, Inc. (a)	1,273	506,934
USS Co., Ltd.	12,124	203,924

		23,084,949

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	364,898	63,714,840
Brother Industries, Ltd. (b)	13,049	237,625
Canon, Inc.	55,777	1,357,760
FUJIFILM Holdings Corp.	20,087	1,228,858
Hewlett Packard Enterprise Co.	30,623	511,710
HP, Inc.	26,982	979,447
Logitech International S.A.	9,653	715,397
NetApp, Inc.	5,235	434,505
Ricoh Co., Ltd. (b)	37,069	321,604
Seagate Technology Holdings plc	4,795	431,071
Seiko Epson Corp. (b)	15,468	231,908
Western Digital Corp. (a)	7,295	362,197

		70,526,922

Textiles, Apparel & Luxury Goods—0.9%
Adidas AG	10,639	2,484,380
Burberry Group plc	22,596	493,432
Cie Financiere Richemont S.A. - Class A	29,146	3,697,126
EssilorLuxottica S.A.	16,040	2,928,023
Hermes International	1,770	2,510,536
Kering S.A.	4,191	2,647,446
LVMH Moet Hennessy Louis Vuitton SE	15,488	11,028,532
Moncler S.p.A.	11,446	637,425
NIKE, Inc. - Class B	29,915	4,025,362
Pandora A/S	5,576	527,544
Puma SE	5,887	502,485
PVH Corp.	1,663	127,402
Ralph Lauren Corp.	1,141	129,435
Swatch Group AG (The)	2,992	162,458
Swatch Group AG (The) - Bearer Shares	1,615	458,916
Tapestry, Inc. (b)	6,441	239,283
Under Armour, Inc. - Class A (a) (b)	4,416	75,160
Under Armour, Inc. - Class C (a)	5,035	78,345
VF Corp.	7,632	433,956

		33,187,246

Tobacco—0.4%
Altria Group, Inc.	43,007	2,247,116
British American Tobacco plc	121,667	5,088,891

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Tobacco—(Continued)
Imperial Brands plc	52,771	$1,111,149
Japan Tobacco, Inc.	66,911	1,145,393
Philip Morris International, Inc.	36,448	3,423,925
Swedish Match AB	88,099	662,684

		13,679,158

Trading Companies & Distributors—0.5%
AerCap Holdings NV (a)	7,513	377,754
Ashtead Group plc	24,868	1,567,632
Brenntag SE	8,615	696,601
Bunzl plc	18,808	731,260
Fastenal Co.	13,465	799,821
Ferguson plc	12,331	1,673,809
IMCD NV	3,179	540,518
ITOCHU Corp. (b)	66,279	2,248,319
Marubeni Corp. (b)	87,242	1,017,813
Mitsubishi Corp. (b)	70,417	2,653,178
Mitsui & Co., Ltd.	86,998	2,369,800
MonotaRO Co., Ltd.	13,858	296,971
Reece, Ltd.	16,073	226,749
Sumitomo Corp.	62,799	1,088,961
Toyota Tsusho Corp.	11,858	487,918
United Rentals, Inc. (a)	1,695	602,081
WW Grainger, Inc.	1,013	522,495

		17,901,680

Transportation Infrastructure—0.1%
Aena SME S.A. (a)	4,182	692,775
Aeroports de Paris (a)	1,676	251,000
Atlantia S.p.A. (a)	27,652	575,042
Auckland International Airport, Ltd. (a)	69,213	374,275
Getlink SE	24,329	438,148
Transurban Group	171,229	1,725,068

		4,056,308

Water Utilities—0.1%
American Water Works Co., Inc.	4,250	703,503
Severn Trent plc	13,962	563,562
United Utilities Group plc	37,917	558,874

		1,825,939

Wireless Telecommunication Services—0.4%
KDDI Corp. (b)	89,936	2,954,065
SoftBank Corp. (b)	160,156	1,871,870
SoftBank Group Corp.	67,250	3,024,711
T-Mobile U.S., Inc. (a)	13,744	1,764,042
Tele2 AB - B Shares	27,693	418,075
Vodafone Group plc	1,522,031	2,497,146

		12,529,909

Total Common Stocks (Cost $1,256,224,705)		1,974,735,176

U.S. Treasury & Government Agencies—32.4%
Security Description	Principal Amount*	Value

Federal Agencies—0.9%
Federal Home Loan Bank 2.500%, 02/13/24	2,495,000	$2,502,766
Federal Home Loan Mortgage Corp.
2.750%, 06/19/23	10,696,000	10,793,671
6.250%, 07/15/32	2,705,000	3,591,909
Federal National Mortgage Association
2.875%, 09/12/23	9,744,000	9,842,841
6.625%, 11/15/30	1,746,000	2,288,302
7.250%, 05/15/30	2,048,000	2,746,136

		31,765,625

U.S. Treasury—31.5%
U.S. Treasury Bonds
1.625%, 11/15/50 (b)	9,186,300	7,527,742
1.875%, 11/15/51	8,707,100	7,637,759
2.000%, 02/15/50	5,529,500	4,980,654
2.250%, 08/15/46	22,785,600	21,311,656
2.250%, 08/15/49	4,807,400	4,571,161
2.250%, 02/15/52	2,321,800	2,226,751
2.375%, 11/15/49 (b)	5,247,300	5,132,925
2.375%, 05/15/51	28,480,800	27,908,959
2.500%, 02/15/45	6,267,900	6,104,837
2.750%, 08/15/47 (b)	2,682,700	2,780,262
2.875%, 05/15/43	6,206,100	6,424,768
2.875%, 08/15/45 (b)	34,116,500	35,561,121
2.875%, 05/15/49 (b)	4,198,800	4,515,350
3.000%, 05/15/45	1,523,600	1,618,706
3.000%, 02/15/47	3,674,300	3,953,461
3.000%, 05/15/47	4,083,700	4,409,120
3.000%, 02/15/48	2,260,100	2,462,361
3.000%, 08/15/48	10,681,800	11,663,190
3.000%, 02/15/49	3,117,900	3,427,132
3.125%, 11/15/41	6,681,800	7,204,599
3.125%, 02/15/42 (b)	707,500	763,768
3.125%, 02/15/43	9,179,500	9,879,437
3.625%, 08/15/43	27,971,000	32,450,730
3.750%, 08/15/41	8,663,900	10,186,174
3.750%, 11/15/43	554,200	655,471
4.375%, 05/15/41 (b)	608,600	773,374
4.500%, 08/15/39 (b)	343,900	443,886
5.250%, 11/15/28	4,538,700	5,317,548
5.500%, 08/15/28	6,416,100	7,563,980
6.000%, 02/15/26 (g)	36,385,700	41,111,577
6.125%, 11/15/27	7,776,300	9,259,265
6.250%, 08/15/23	5,021,600	5,305,634
6.250%, 05/15/30	982,700	1,264,075
6.375%, 08/15/27	2,967,500	3,551,727
6.875%, 08/15/25	2,830,400	3,231,742
U.S. Treasury Notes
0.250%, 06/30/25 (b)	18,154,000	16,865,492
0.250%, 08/31/25	39,122,300	36,197,297
0.250%, 09/30/25	13,221,100	12,212,991
0.375%, 04/30/25	12,837,100	12,020,239
0.375%, 12/31/25	12,678,100	11,706,938
0.375%, 01/31/26 (b)	31,040,900	28,600,067

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.500%, 03/31/25 (b)	1,137,100	$1,071,228
0.500%, 02/28/26	12,641,000	11,687,000
0.625%, 05/15/30	10,596,100	9,238,889
0.625%, 08/15/30	13,247,400	11,506,609
0.750%, 04/30/26	7,597,600	7,076,452
0.750%, 05/31/26 (b)	23,574,900	21,926,499
0.750%, 08/31/26	18,000,700	16,683,696
0.875%, 09/30/26	10,470,700	9,746,340
0.875%, 11/15/30	24,827,300	21,984,768
1.125%, 10/31/26	10,534,500	9,909,014
1.125%, 02/15/31 (b)	17,515,100	15,814,904
1.250%, 08/31/24 (b)	9,939,300	9,657,816
1.250%, 12/31/26	7,765,600	7,336,975
1.375%, 11/15/31	8,325,500	7,638,646
1.500%, 09/30/24	7,440,100	7,264,851
1.500%, 10/31/24	9,160,500	8,937,213
1.500%, 11/30/24	4,578,800	4,460,395
1.500%, 08/15/26 (b)	2,320,700	2,223,974
1.500%, 01/31/27 (b)	7,679,800	7,339,009
1.500%, 02/15/30 (b)	7,237,400	6,785,062
1.625%, 02/15/26	13,476,100	13,026,546
1.625%, 08/15/29 (b)	10,813,400	10,254,567
1.625%, 05/15/31	38,332,800	36,089,732
1.750%, 05/15/23 (g)	47,356,800	47,293,904
1.750%, 07/31/24 (b)	7,243,400	7,130,222
1.750%, 11/15/29	13,045,000	12,481,415
1.875%, 02/28/27	12,823,000	12,479,383
1.875%, 02/15/32	4,110,900	3,947,749
2.000%, 02/15/23	11,488,800	11,527,844
2.000%, 05/31/24	11,956,000	11,855,121
2.000%, 02/15/25 (b)	26,849,200	26,471,633
2.000%, 08/15/25	19,143,400	18,804,652
2.000%, 11/15/26	38,714,600	37,867,718
2.125%, 12/31/22	6,920,300	6,955,442
2.125%, 11/30/23	24,165,500	24,131,517
2.125%, 03/31/24	7,208,300	7,178,172
2.125%, 05/15/25 (b)	51,041,400	50,419,333
2.250%, 04/30/24	8,275,400	8,253,418
2.250%, 11/15/24	17,938,600	17,827,184
2.250%, 11/15/25	10,359,300	10,253,684
2.250%, 02/15/27	11,052,500	10,936,794
2.250%, 08/15/27	6,339,900	6,271,548
2.250%, 11/15/27	19,162,200	18,941,386
2.375%, 08/15/24	2,137,100	2,132,175
2.375%, 05/15/27	7,274,200	7,242,944
2.375%, 05/15/29 (b)	14,395,700	14,354,087
2.500%, 01/31/24	4,514,400	4,529,566
2.625%, 02/15/29	9,783,200	9,900,904
2.750%, 11/15/23	26,967,000	27,192,427
2.750%, 02/15/28	2,616,600	2,657,076
2.875%, 05/15/28	4,425,700	4,528,909
3.125%, 11/15/28	11,345,400	11,812,955

		1,113,823,273

Total U.S. Treasury & Government Agencies (Cost $1,172,127,006)		1,145,588,898

Foreign Government—8.0%
Security Description	Principal Amount*	Value

Sovereign—8.0%
Australia Government Bonds
1.750%, 06/21/51 (AUD)	237,000	$127,236
2.500%, 05/21/30 (AUD)	4,982,000	3,650,481
3.250%, 04/21/29 (AUD)	1,346,000	1,039,689
3.750%, 04/21/37 (AUD)	1,486,000	1,207,583
4.750%, 04/21/27 (AUD)	1,450,000	1,193,945
Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	2,970,000	3,327,906
1.600%, 06/22/47 (144A) (EUR)	1,474,400	1,679,132
2.600%, 06/22/24 (144A) (EUR)	1,391,195	1,625,501
4.250%, 03/28/41 (144A) (EUR)	602,000	986,906
5.000%, 03/28/35 (144A) (EUR)	355,000	575,286
5.500%, 03/28/28 (EUR)	810,800	1,160,201
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 02/15/31 (EUR)	2,993,000	3,174,526
Zero Coupon, 08/15/31 (EUR)	1,658,000	1,748,793
Zero Coupon, 08/15/50 (EUR)	1,182,000	1,094,464
0.500%, 02/15/26 (EUR)	10,107,518	11,290,011
1.250%, 08/15/48 (EUR)	404,000	517,450
2.500%, 07/04/44 (EUR)	1,063,600	1,651,105
3.250%, 07/04/42 (EUR)	387,500	646,780
4.250%, 07/04/39 (EUR)	1,677,500	2,963,459
5.500%, 01/04/31 (EUR)	2,832,600	4,492,339
Canadian Government Bonds
1.500%, 06/01/26 (CAD)	1,486,000	1,148,279
3.500%, 12/01/45 (CAD)	1,869,000	1,782,020
5.750%, 06/01/29 (CAD)	5,186,000	5,065,824
Denmark Government Bonds
0.500%, 11/15/29 (DKK)	4,004,000	585,716
4.500%, 11/15/39 (DKK)	4,060,000	957,227
Finland Government Bonds
0.125%, 09/15/31 (144A) (EUR)	399,000	410,629
0.500%, 04/15/26 (144A) (EUR)	1,288,000	1,430,851
1.375%, 04/15/47 (144A) (EUR)	330,000	395,512
French Republic Government Bond OAT
0.500%, 05/25/25 (EUR)	3,110,000	3,459,524
0.500%, 05/25/26 (EUR)	6,507,399	7,209,722
1.250%, 05/25/36 (144A) (EUR)	3,325,800	3,730,453
1.500%, 05/25/50 (144A) (EUR)	1,085,000	1,236,988
2.250%, 05/25/24 (EUR)	2,032,800	2,353,128
2.500%, 05/25/30 (EUR)	10,010,800	12,610,670
3.250%, 05/25/45 (EUR)	4,414,900	6,764,090
4.000%, 04/25/60 (EUR)	292,000	564,017
Ireland Government Bonds
0.200%, 10/18/30 (EUR)	1,185,000	1,237,660
2.000%, 02/18/45 (EUR)	483,000	603,935
5.400%, 03/13/25 (EUR)	1,140,800	1,448,512
Italy Buoni Poliennali Del Tesoro
1.500%, 04/30/45 (144A) (EUR)	232,000	218,235
1.650%, 03/01/32 (144A) (EUR)	891,000	959,751
1.800%, 03/01/41 (144A) (EUR)	469,000	476,961
3.750%, 09/01/24 (EUR)	9,653,000	11,490,205
3.850%, 09/01/49 (144A) (EUR)	2,554,000	3,619,006
5.000%, 08/01/39 (144A) (EUR)	2,969,000	4,569,557
5.250%, 11/01/29 (EUR)	10,029,200	14,044,131

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Japan Government Forty Year Bond
1.700%, 03/20/54 (JPY)	63,950,000	$640,130
Japan Government Ten Year Bonds
0.100%, 09/20/26 (JPY)	605,100,000	4,988,273
0.100%, 12/20/29 (JPY)	767,550,000	6,287,807
0.100%, 06/20/31 (JPY)	501,750,000	4,085,920
0.100%, 12/20/31 (JPY)	75,950,000	617,070
0.500%, 12/20/24 (JPY)	1,601,350,000	13,341,821
0.800%, 09/20/22 (JPY)	168,900,000	1,393,002
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	549,350,000	3,960,428
0.500%, 09/20/46 (JPY)	1,021,600,000	7,809,861
0.700%, 06/20/51 (JPY)	457,750,000	3,567,359
0.700%, 12/20/51 (JPY)	28,700,000	223,294
1.800%, 09/20/43 (JPY)	140,250,000	1,395,599
1.900%, 09/20/42 (JPY)	423,100,000	4,260,228
2.300%, 03/20/40 (JPY)	571,750,000	6,030,192
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	732,900,000	6,067,044
0.500%, 12/20/41 (JPY)	59,750,000	473,077
1.500%, 03/20/33 (JPY)	230,600,000	2,146,357
1.700%, 12/20/31 (JPY)	195,350,000	1,834,708
1.700%, 09/20/32 (JPY)	349,850,000	3,306,447
1.700%, 09/20/33 (JPY)	418,500,000	3,981,250
2.100%, 06/20/29 (JPY)	555,050,000	5,209,236
Mexican Bonos
10.000%, 11/20/36(MXN)	32,542,100	1,868,872
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	1,340,000	1,390,610
2.750%, 01/15/47 (144A) (EUR)	486,000	774,042
3.750%, 01/15/42 (144A) (EUR)	905,600	1,533,940
5.500%, 01/15/28 (144A) (EUR)	2,555,500	3,634,876
Norway Government Bonds
1.250%, 09/17/31 (144A) (NOK)	4,362,000	440,820
3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,195,843
Poland Government Bond
5.750%, 04/25/29(PLN)	6,492,000	1,588,178
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	346,000	353,744
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,703,641
3.150%, 06/20/44 (144A) (EUR)	1,483,000	2,321,378
3.400%, 11/22/22 (144A) (EUR)	1,740,000	1,972,550
4.150%, 03/15/37 (144A) (EUR)	267,000	422,789
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	1,024,000	752,502
2.750%, 03/01/46 (SGD)	305,000	228,860
3.375%, 09/01/33 (SGD)	731,000	589,233
Spain Government Bonds
0.350%, 07/30/23(EUR)	2,380,000	2,650,736
1.000%, 10/31/50 (144A) (EUR)	1,053,000	922,353
1.450%, 10/31/27 (144A) (EUR)	3,180,000	3,620,477
1.950%, 07/30/30 (144A) (EUR)	3,826,000	4,488,655
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,573,354
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,555,356

Sovereign—(Continued)
Spain Government Bonds
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,216,153
4.700%, 07/30/41 (144A) (EUR)	1,213,000	1,994,728
6.000%, 01/31/29 (EUR)	3,371,400	4,973,398
Sweden Government Bonds
1.000%, 11/12/26 (SEK)	15,990,000	1,687,790
1.500%, 11/13/23 (144A) (SEK)	3,330,000	358,736
Swiss Confederation Government Bond
4.000%, 02/11/23 (CHF)	415,000	466,805
United Kingdom Gilt
0.375%, 10/22/30 (GBP)	2,084,000	2,486,908
1.750%, 01/22/49 (GBP)	692,000	901,904
2.250%, 09/07/23 (GBP)	1,170,000	1,556,192
3.250%, 01/22/44 (GBP)	2,120,900	3,502,431
4.250%, 12/07/46 (GBP)	5,267,100	10,251,238
6.000%, 12/07/28 (GBP)	2,928,400	4,953,234

Total Foreign Government (Cost $311,536,846)		284,076,825

Mutual Funds—0.5%

Investment Company Securities—0.5%
iShares U.S. Real Estate ETF	8,116	878,314
Vanguard Global ex-U.S. Real Estate ETF	65,678	3,411,972
Vanguard Real Estate ETF	129,693	14,054,830

Total Mutual Funds (Cost $18,390,222)		18,345,116

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	3,243	251,300
Porsche Automobil Holding SE	8,539	827,255
Volkswagen AG	10,375	1,794,007

		2,872,562

Chemicals—0.0%
Fuchs Petrolub SE	3,842	139,573

Health Care Equipment & Supplies—0.0%
Sartorius AG	1,462	649,288

Household Products—0.0%
Henkel AG & Co. KGaA	9,935	665,367

Total Preferred Stocks (Cost $4,319,962)		4,326,790

Rights—0.0%

Electric Utilities—0.0%
Electricite de France S.A., Expires 04/04/22 (a)	26,191	38,041

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Rights—(Continued)

Security Description	Shares/ Principal Amount*	Value

Equity Real Estate Investment Trusts—0.0%
Lendlease Global Commercial REIT, Expires 04/12/22 (a)	24,374	$969

Total Rights (Cost $0)		39,010

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $5,358,835; collateralized by U.S. Treasury Note at 1.500%, maturing 02/15/25, with a market value of $5,466,083.	5,358,835	5,358,835

Total Short-Term Investments (Cost $5,358,835)		5,358,835

Securities Lending Reinvestments (h)—7.1%

Certificates of Deposit—1.7%
Barclays Bank plc 0.180%, 04/07/22	7,000,000	6,999,741
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (i)	3,000,000	2,995,776
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (i)	2,000,000	1,997,030
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (i)	5,000,000	5,000,000
Credit Industriel et Commercial Zero Coupon, 04/14/22	2,000,000	1,999,660
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (i)	5,000,000	4,993,630
Mizuho Bank, Ltd. 0.250%, 05/05/22	5,000,000	4,998,455
MUFG Bank Ltd. 0.250%, 05/04/22	5,000,000	4,998,530
National Australia Bank, Ltd. Zero Coupon, 04/25/22	3,000,000	2,998,920
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	1,200,000	1,199,796
0.720%, SOFR + 0.440%, 09/26/22 (i)	5,000,000	5,000,997
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (i)	3,000,000	2,997,550
Sumitomo Mitsui Banking Corp. 0.200%, 04/26/22	7,000,000	6,998,418
Toronto-Dominion Bank (The) 0.820%, FEDEFF PRV + 0.490%, 12/23/22 (i)	5,000,000	4,998,520

		58,177,023

Commercial Paper—0.7%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (i)	5,000,000	5,001,995
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (i)	5,000,000	4,996,155

Commercial Paper—(Continued)
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	10,000,000	9,996,200
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (i)	3,000,000	2,996,973

		22,991,323

Repurchase Agreements—4.0%
Barclays Bank plc
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $7,004,083; collateralized by various Common Stock with an aggregate market value of $7,780,198.	7,000,000	7,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $14,992,502; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $15,292,250.	14,992,402	14,992,402
BofA Securities, Inc.
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $4,801,440; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $5,080,414.	4,800,000	4,800,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $4,802,800; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $5,049,074.	4,800,000	4,800,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $8,004,822; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $8,560,487.	8,000,000	8,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $4,200,035; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $4,284,001.	4,200,000	4,200,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $35,003,063; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $38,702,954.	35,000,000	35,000,000

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $24,000,293; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $26,649,038.	24,000,000	$24,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $10,000,106; collateralized by various Common Stock with an aggregate market value of $11,112,029.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $23,000,262; collateralized by various Common Stock with an aggregate market value of $25,559,663.	23,000,000	23,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $6,200,506; collateralized by various Common Stock with an aggregate market value of $6,889,996.	6,200,000	6,200,000

		141,992,402

Time Deposits—0.3%
DZ Bank AG (NY) 0.300%, 04/01/22	10,000,000	10,000,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000

		12,000,000

Mutual Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (j)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.160% (j)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (j)	5,000,000	5,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $250,190,322)		250,160,748

Total Investments—104.2% (Cost $3,018,147,898)		3,682,631,398
Other assets and liabilities (net)—(4.2)%		(148,579,665)

Net Assets—100.0%		$3,534,051,733

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $239,895,440 and the collateral received consisted of cash in the amount of $250,176,714 and non-cash collateral with a value of $12,962,008. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $73,229,198.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2022, the market value of securities pledged was $53,213,867.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(j)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $58,790,035, which is 1.7% of net assets.

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,024,316	ANZ	04/28/22	USD	767,236	$(524)
AUD	17,705,622	JPMC	04/28/22	USD	12,879,034	373,830
AUD	6,482,648	MSIP	04/28/22	USD	4,744,905	107,432
AUD	9,192,873	MSIP	04/28/22	USD	6,885,911	(4,938)
CAD	63,044,535	DBAG	04/22/22	USD	49,737,717	687,097
CAD	21,259,505	JPMC	04/22/22	USD	16,712,863	291,094
CAD	23,927,048	MSIP	04/22/22	USD	18,818,265	319,269
CHF	14,180,692	BNP	04/13/22	USD	15,432,274	(81,635)
CHF	5,157,106	GSBU	04/13/22	USD	5,609,995	(27,413)
CHF	4,608,013	JPMC	04/13/22	USD	5,020,038	(31,850)
CHF	12,093,314	JPMC	04/13/22	USD	13,197,897	(106,850)
CHF	9,363,141	MSIP	04/13/22	USD	10,025,052	110,575
EUR	1,269,989	BOA	05/12/22	USD	1,394,922	11,709
EUR	2,033,146	BOA	05/12/22	USD	2,331,140	(79,242)
EUR	1,414,876	CBNA	05/12/22	USD	1,570,615	(3,508)
EUR	926,234	MSIP	05/12/22	USD	1,019,102	6,789
EUR	982,675	MSIP	05/12/22	USD	1,097,878	(9,474)
EUR	991,554	NWM	05/12/22	USD	1,092,422	5,817
EUR	977,588	SSBT	05/12/22	USD	1,082,085	684
EUR	990,699	SSBT	05/12/22	USD	1,091,388	5,904
EUR	954,642	UBSA	05/12/22	USD	1,087,430	(30,075)
EUR	51,384,036	UBSA	05/12/22	USD	58,797,519	(1,884,910)
GBP	21,044,654	BOA	06/09/22	USD	27,475,900	161,259
GBP	689,898	JPMC	06/09/22	USD	900,855	5,163
JPY	5,358,001,274	GSBU	04/28/22	USD	46,627,198	(2,596,176)
JPY	5,288,899,476	HSBCU	04/28/22	USD	42,815,632	647,525
JPY	118,572,912	JPMC	04/28/22	USD	973,226	1,184
JPY	1,740,752,687	MSIP	04/28/22	USD	15,151,799	(846,628)
JPY	102,787,099	NWM	04/28/22	USD	887,788	(43,103)
NOK	104,666,433	HSBCU	06/17/22	USD	12,073,721	(190,714)
NOK	398,342,387	MSIP	06/17/22	USD	45,393,075	(168,396)
SEK	109,013,382	HSBCU	06/17/22	USD	11,588,114	27,367
SEK	104,904,093	MSIP	06/17/22	USD	11,112,133	65,499

Contracts to Deliver
AUD	65,519,995	BBP	04/28/22	USD	46,398,967	(2,643,513)
AUD	10,750,170	CBNA	04/28/22	USD	7,591,319	(455,309)
AUD	18,685,022	DBAG	04/28/22	USD	13,415,352	(570,605)
AUD	5,980,000	HSBCU	04/28/22	USD	4,413,378	(62,722)
CAD	14,432,989	GSBU	04/22/22	USD	11,317,071	(226,844)
CAD	17,430,656	HSBCU	04/22/22	USD	13,922,249	(19,286)
CAD	10,474,631	MSIP	04/22/22	USD	8,175,694	(202,214)
CAD	9,689,659	MSIP	04/22/22	USD	7,620,772	(129,293)
CHF	6,448,000	HSBCU	04/13/22	USD	6,891,718	(88,260)
CHF	3,646,676	JPMC	04/13/22	USD	3,998,896	51,359
CHF	66,362,778	MSIP	04/13/22	USD	71,848,015	10,118
CHF	16,867,736	MSIP	04/13/22	USD	18,287,992	28,620
CHF	5,960,286	MSIP	04/13/22	USD	6,427,162	(24,865)
CHF	5,892,697	MSIP	04/13/22	USD	6,451,600	72,739
CHF	462,190	SSBT	04/13/22	USD	500,762	440
DKK	11,033,329	DBAG	06/17/22	USD	1,640,594	(4,768)
EUR	863,559	BBH	05/12/22	USD	941,912	(14,560)
EUR	5,737,000	DBAG	05/12/22	USD	6,374,317	20,055
EUR	997,664	DBAG	05/12/22	USD	1,133,440	28,434

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	31,856,012	JPMC	05/12/22	USD	35,506,711	$223,209
EUR	54,907,723	MSIP	05/12/22	USD	60,422,979	(392,442)
EUR	28,578,590	MSIP	05/12/22	USD	32,729,013	1,075,561
EUR	22,805,446	MSIP	05/12/22	USD	25,892,445	633,289
EUR	12,241,650	MSIP	05/12/22	USD	13,898,709	339,941
EUR	2,416,499	MSIP	05/12/22	USD	2,676,328	(169)
EUR	2,173,733	SCB	05/12/22	USD	2,410,457	2,845
EUR	580,132	SSBT	05/12/22	USD	652,165	9,614
EUR	141,066,685	UBSA	05/12/22	USD	161,419,222	5,174,721
EUR	3,418,699	UBSA	05/12/22	USD	3,800,540	14,013
GBP	3,197,342	HSBCU	06/09/22	USD	4,186,345	(12,605)
GBP	2,418,000	HSBCU	06/09/22	USD	3,178,696	3,226
GBP	19,071,365	MSIP	06/09/22	USD	24,914,735	(130,977)
JPY	215,937,245	ANZ	04/28/22	USD	1,778,907	4,376
JPY	127,998,480	CBNA	04/28/22	USD	1,111,978	60,112
JPY	5,313,457,435	HSBCU	04/28/22	USD	45,829,998	2,165,028
JPY	1,455,385,000	HSBCU	04/28/22	USD	12,276,943	316,869
JPY	4,936,198,363	MSIP	04/28/22	USD	42,752,152	2,187,424
JPY	9,723,834,705	SCB	04/28/22	USD	84,632,726	4,724,125
JPY	2,162,555,598	SCB	04/28/22	USD	18,822,099	1,050,633
MXN	44,218,244	SSBT	05/19/22	USD	2,157,795	(47,761)
NOK	14,289,673	DBAG	06/17/22	USD	1,630,026	7,689
NZD	8,093,000	BBP	06/10/22	USD	5,509,366	(93,212)
PLN	7,189,934	SSBT	05/06/22	USD	1,805,183	99,224
SEK	18,964,440	SSBT	06/17/22	USD	2,018,048	(2,631)
SGD	1,977,940	JPMC	04/21/22	USD	1,469,041	9,802

Net Unrealized Appreciation						$9,914,191

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/22	356	AUD	45,120,519	$(1,383,662)
FTSE 100 Index Futures	06/17/22	53	GBP	3,967,580	(11,332)
Hang Seng Index Futures	04/28/22	115	HKD	126,442,500	56,754
MSCI EAFE Index Mini Futures	06/17/22	30	USD	3,216,600	60,846
MSCI Singapore Index Futures	04/28/22	81	SGD	2,712,285	(4,199)
OMX Stockholm 30 Index Futures	04/13/22	673	SEK	140,320,500	(325,956)
Russell 2000 Index E-Mini Futures	06/17/22	1,127	USD	116,441,640	3,245,793
S&P Midcap 400 Index E-Mini Futures	06/17/22	431	USD	115,904,520	1,542,811

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/17/22	(483)	EUR	(18,465,090)	(248,623)
Euro-Bund Futures	06/08/22	(135)	EUR	(21,419,100)	943,519
Japanese Government 10 Year Bond Futures	06/13/22	(16)	JPY	(2,395,200,000)	136,927
S&P 500 Index E-Mini Futures	06/17/22	(358)	USD	(81,100,425)	(4,130,060)
SPI 200 Index Futures	06/16/22	(204)	AUD	(38,142,900)	(932,277)
TOPIX Index Futures	06/09/22	(383)	JPY	(7,455,095,000)	499,364
U.S. Treasury Note 10 Year Futures	06/21/22	(812)	USD	(99,774,500)	2,832,145
U.S. Treasury Note 2 Year Futures	06/30/22	(487)	USD	(103,205,954)	1,230,322
U.S. Treasury Note 5 Year Futures	06/30/22	(161)	USD	(18,464,688)	442,239
U.S. Treasury Ultra Long Bond Futures	06/21/22	(309)	USD	(54,731,625)	2,014,355
United Kingdom Long Gilt Bond Futures	06/28/22	(200)	GBP	(24,246,000)	284,818

Net Unrealized Appreciation					$6,253,784

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	SOFR	Annually	2.320%	Annually	03/29/32	USD	883,000,000	$14,191,223	$—	$14,191,223

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.120%	Annually	06/15/22	MSC	Bloomberg Commodity Index	USD 40,908,757	$1,017,802	$—	$1,017,802
Pay	0.000%	Monthly	06/17/22	MSC	Swiss Market Index Futures	CHF 18,143,519	100,123	—	100,123

Totals							$1,117,925	$—	$1,117,925

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBH)—	Brown Brothers Harriman & Co.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ICE)—	Intercontinental Exchange, Inc.
(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,188,631	$10,769,117	$—	$24,957,748
Air Freight & Logistics	5,721,955	5,544,035	—	11,265,990
Airlines	2,025,732	1,096,240	—	3,121,972
Auto Components	976,469	6,065,179	—	7,041,648
Automobiles	24,216,670	25,094,424	—	49,311,094
Banks	34,377,818	79,431,239	0	113,809,057
Beverages	13,727,533	18,096,369	—	31,823,902
Biotechnology	17,422,030	7,738,683	—	25,160,713
Building Products	3,824,687	10,091,092	—	13,915,779
Capital Markets	26,648,743	25,379,570	—	52,028,313
Chemicals	15,495,863	29,765,206	—	45,261,069
Commercial Services & Supplies	3,765,107	3,018,551	—	6,783,658
Communications Equipment	7,771,233	3,144,118	—	10,915,351
Construction & Engineering	439,051	6,544,592	—	6,983,643
Construction Materials	1,133,080	4,372,047	—	5,505,127
Consumer Finance	5,256,829	—	—	5,256,829
Containers & Packaging	2,717,843	608,152	—	3,325,995
Distributors	1,102,291	—	—	1,102,291
Diversified Consumer Services	—	269,186	—	269,186
Diversified Financial Services	15,131,369	7,651,800	—	22,783,169
Diversified Telecommunication Services	9,131,209	16,851,921	—	25,983,130
Electric Utilities	15,496,370	16,335,794	—	31,832,164
Electrical Equipment	4,708,938	15,808,384	—	20,517,322
Electronic Equipment, Instruments & Components	5,517,941	13,933,183	—	19,451,124
Energy Equipment & Services	2,895,199	393,516	—	3,288,715
Entertainment	14,943,042	6,714,703	—	21,657,745
Equity Real Estate Investment Trusts	143,569,251	52,577,040	—	196,146,291
Food & Staples Retailing	13,556,642	13,051,613	—	26,608,255
Food Products	8,648,991	30,303,836	—	38,952,827
Gas Utilities	370,419	3,292,433	—	3,662,852
Health Care Equipment & Supplies	25,961,134	17,479,509	—	43,440,643
Health Care Providers & Services	27,260,805	3,545,964	0	30,806,769
Health Care Technology	644,441	890,384	—	1,534,825
Hotels, Restaurants & Leisure	17,034,107	12,304,705	—	29,338,812
Household Durables	2,694,292	11,965,210	—	14,659,502
Household Products	12,091,839	5,171,623	—	17,263,462
Independent Power and Renewable Electricity Producers	401,594	790,104	—	1,191,698
Industrial Conglomerates	8,663,368	13,411,912	—	22,075,280
Insurance	18,788,804	45,319,505	—	64,108,309
Interactive Media & Services	51,640,965	2,379,893	—	54,020,858
Internet & Direct Marketing Retail	34,623,004	4,840,333	—	39,463,337

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$38,697,659	$13,357,125	$—	$52,054,784
Leisure Products	248,627	2,118,140	—	2,366,767
Life Sciences Tools & Services	16,497,884	5,215,244	—	21,713,128
Machinery	14,139,660	26,154,007	—	40,293,667
Marine	—	3,933,541	—	3,933,541
Media	9,014,332	4,399,422	—	13,413,754
Metals & Mining	4,187,880	35,450,679	—	39,638,559
Multi-Utilities	7,600,474	8,617,190	—	16,217,664
Multiline Retail	4,484,021	3,488,720	—	7,972,741
Oil, Gas & Consumable Fuels	31,835,908	36,518,651	—	68,354,559
Paper & Forest Products	—	3,009,822	—	3,009,822
Personal Products	1,477,336	15,405,640	—	16,882,976
Pharmaceuticals	35,803,304	79,860,546	—	115,663,850
Professional Services	2,788,493	14,835,909	—	17,624,402
Real Estate Management & Development	1,357,370	40,781,773	—	42,139,143
Road & Rail	8,939,934	5,530,105	—	14,470,039
Semiconductors & Semiconductor Equipment	53,833,885	28,270,086	—	82,103,971
Software	81,289,924	12,173,320	—	93,463,244
Specialty Retail	17,783,267	5,301,682	—	23,084,949
Technology Hardware, Storage & Peripherals	66,433,770	4,093,152	—	70,526,922
Textiles, Apparel & Luxury Goods	5,108,943	28,078,303	—	33,187,246
Tobacco	5,671,041	8,008,117	—	13,679,158
Trading Companies & Distributors	2,302,151	15,599,529	—	17,901,680
Transportation Infrastructure	—	4,056,308	—	4,056,308
Water Utilities	703,503	1,122,436	—	1,825,939
Wireless Telecommunication Services	1,764,042	10,765,867	—	12,529,909
Total Common Stocks	1,026,548,697	948,186,479	0	1,974,735,176
Total U.S. Treasury & Government Agencies*	—	1,145,588,898	—	1,145,588,898
Total Foreign Government*	—	284,076,825	—	284,076,825
Total Mutual Funds*	18,345,116	—	—	18,345,116
Total Preferred Stocks*	—	4,326,790	—	4,326,790
Rights
Electric Utilities	38,041	—	—	38,041
Equity Real Estate Investment Trusts	—	969	—	969
Total Rights	38,041	969	—	39,010
Total Short-Term Investment*	—	5,358,835	—	5,358,835
Securities Lending Reinvestments
Certificates of Deposit	—	58,177,023	—	58,177,023
Commercial Paper	—	22,991,323	—	22,991,323
Repurchase Agreements	—	141,992,402	—	141,992,402
Time Deposits	—	12,000,000	—	12,000,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	235,160,748	—	250,160,748
Total Investments	$1,059,931,854	$2,622,699,544	$0	$3,682,631,398

Collateral for Securities Loaned (Liability)	$—	$(250,176,714)	$—	$(250,176,714)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$21,141,663	$—	$21,141,663
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(11,227,472)	—	(11,227,472)
Total Forward Contracts	$—	$9,914,191	$—	$9,914,191
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$13,289,893	$—	$—	$13,289,893
Futures Contracts (Unrealized Depreciation)	(7,036,109)	—	—	(7,036,109)
Total Futures Contracts	$6,253,784	$—	$—	$6,253,784
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$14,191,223	$—	$14,191,223
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,117,925	$—	$1,117,925

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—53.8% of Net Assets

Security Description	Principal Amount*	Value

Banks—0.1%
Development Bank of Japan, Inc. 0.010%, 10/15/24 (EUR)	828,000	$897,930

Provincial—0.2%
Province of Ontario Canada 2.700%, 06/02/29 (CAD)	1,895,000	1,488,882

Regional Government—0.2%
Japan Finance Organization for Municipalities 0.050%, 02/12/27 (EUR)	1,567,000	1,649,280

Sovereign—53.3%
Abu Dhabi Government International Bond 3.125%, 10/11/27	846,000	867,319
Angolan Government International Bonds 9.125%, 11/26/49 (144A)	670,000	650,878
9.125%, 11/26/49	2,546,000	2,473,337
9.375%, 05/08/48	1,229,000	1,207,001
Argentine Republic Government International Bonds 0.500%, 07/09/30 (a)	8,710,888	2,918,235
1.000%, 07/09/29	1,532,610	523,494
1.125%, 07/09/35 (a)	16,324,643	4,977,547
2.000%, 01/09/38 (a)	1,965,508	739,228
Australia Government Bonds 1.000%, 11/21/31 (AUD)	4,005,000	2,535,439
1.250%, 05/21/32 (AUD)	16,870,000	10,858,288
2.750%, 06/21/35 (AUD)	5,614,000	4,101,933
2.750%, 05/21/41 (AUD)	3,745,000	2,631,656
3.000%, 03/21/47 (AUD)	6,370,000	4,561,732
Bahrain Government International Bonds 6.000%, 09/19/44	1,364,000	1,188,592
7.000%, 10/12/28	205,000	221,939
7.375%, 05/14/30 (144A)	712,000	771,630
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/24 (BRL)	14,260,000	2,451,463
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/31 (EUR)	8,301,000	8,770,498
Zero Coupon, 02/15/32 (EUR)	4,729,000	4,958,886
Zero Coupon, 08/15/50 (EUR)	7,122,000	6,629,749
3.250%, 07/04/42 (EUR)	802,000	1,338,626
4.750%, 07/04/34 (EUR)	650,000	1,081,027
Canada Housing Trust No. 1 1.550%, 12/15/26 (144A) (CAD)	3,805,000	2,886,675
2.100%, 09/15/29 (144A) (CAD)	1,740,000	1,323,939
Canadian Government Bonds 1.500%, 06/01/31 (CAD)	787,000	583,620
2.000%, 12/01/51 (CAD)	4,190,000	3,084,375
2.250%, 12/01/29 (CAD)	6,758,000	5,370,344
Colombia Government International Bonds 3.125%, 04/15/31	1,628,000	1,377,695
3.250%, 04/22/32	1,976,000	1,649,703
3.875%, 04/25/27	3,711,000	3,557,661
5.000%, 06/15/45 (b)	1,296,000	1,090,727
6.125%, 01/18/41	1,296,000	1,257,288
Commonwealth of Bahamas 8.950%, 10/15/32	1,858,000	1,491,528

Sovereign—(Continued)
Dominican Republic International Bonds 4.875%, 09/23/32 (b)	605,000	547,531
5.500%, 02/22/29 (144A)	2,477,000	2,446,037
5.875%, 01/30/60	526,000	449,730
5.950%, 01/25/27	1,746,000	1,794,032
6.500%, 02/15/48	3,058,000	2,905,131
8.625%, 04/20/27	174,000	192,270
Ecuador Government International Bonds
Zero Coupon, 07/31/30 (144A)	711,514	394,897
0.500%, 07/31/40 (144A) (a)	2,169,604	1,236,696
1.000%, 07/31/35 (144A) (a)	3,232,778	2,114,269
1.000%, 07/31/35 (a)	1,284,768	840,251
5.000%, 07/31/30 (144A) (a)	2,149,428	1,794,794
Egypt Government International Bonds 3.875%, 02/16/26 (144A)	1,031,000	922,506
5.625%, 04/16/30 (EUR)	1,145,000	1,063,358
7.053%, 01/15/32	577,000	506,895
7.300%, 09/30/33 (144A)	1,651,000	1,439,883
7.500%, 01/31/27	1,320,000	1,298,278
7.500%, 02/16/61 (144A)	809,000	641,133
8.150%, 11/20/59	202,000	166,347
8.500%, 01/31/47	2,762,000	2,349,854
El Salvador Government International Bonds 5.875%, 01/30/25	692,000	383,160
6.375%, 01/18/27	1,323,000	648,283
7.125%, 01/20/50 (144A)	552,000	245,646
7.625%, 02/01/41	1,254,000	576,853
7.650%, 06/15/35	195,000	91,280
7.750%, 01/24/23 (b)	1,785,000	1,452,454
8.625%, 02/28/29	569,000	273,126
9.500%, 07/15/52	545,000	262,963
Export-Import Bank of China (The) 4.000%, 11/28/47	2,796,000	2,984,618
French Republic Government Bond OAT 0.500%, 06/25/44 (144A) (EUR)	1,751,000	1,635,969
Gabon Government International Bonds 6.950%, 06/16/25	3,395,000	3,442,530
7.000%, 11/24/31	388,000	372,162
Ghana Government International Bonds 7.625%, 05/16/29	490,000	354,760
7.750%, 04/07/29 (144A)	571,000	417,344
7.875%, 03/26/27	2,105,000	1,631,569
7.875%, 02/11/35 (144A)	1,374,000	956,002
7.875%, 02/11/35	400,000	278,312
8.125%, 03/26/32	650,000	468,000
8.625%, 04/07/34 (144A)	1,196,000	849,160
8.627%, 06/16/49	207,000	143,840
8.750%, 03/11/61 (144A)	233,000	161,120
8.950%, 03/26/51	208,000	144,664
Guatemala Government Bonds 4.375%, 06/05/27	3,123,000	3,140,176
4.650%, 10/07/41 (144A)	336,000	312,483
Hungary Government International Bond 2.125%, 09/22/31	1,662,000	1,502,089
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	520,000	521,895

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Indonesia Government International Bonds
2.850%, 02/14/30 (b)	1,163,000	$1,143,011
4.125%, 01/15/25	3,225,000	3,312,879
4.200%, 10/15/50	1,418,000	1,473,781
4.300%, 03/31/52	359,000	375,521
Indonesia Treasury Bonds 6.500%, 02/15/31 (IDR)	18,816,000,000	1,287,584
7.250%, 02/15/26 (IDR)	44,551,000,000	3,299,209
Ireland Government Bond
Zero Coupon, 10/18/31 (EUR)	6,226,000	6,249,783
Italy Buoni Poliennali Del Tesoro 0.250%, 03/15/28 (EUR)	13,510,000	13,881,469
0.950%, 09/15/27 (EUR)	681,000	736,029
1.500%, 04/30/45 (144A) (EUR)	2,198,000	2,067,585
Ivory Coast Government International Bonds 4.875%, 01/30/32 (EUR)	230,000	223,691
5.875%, 10/17/31 (144A) (EUR)	460,000	470,669
5.875%, 10/17/31 (EUR)	410,000	419,509
6.125%, 06/15/33	3,107,000	3,002,853
6.375%, 03/03/28	1,579,000	1,610,580
Jamaica Government International Bonds 7.625%, 07/09/25	2,620,000	2,829,626
7.875%, 07/28/45	573,000	739,176
Japan Government Five Year Bond 0.005%, 09/20/26 (JPY)	1,518,400,000	12,464,375
Japan Government Thirty Year Bonds 0.400%, 12/20/49 (JPY)	677,800,000	4,886,463
0.600%, 09/20/50 (JPY)	447,750,000	3,401,120
Japan Government Twenty Year Bonds 0.400%, 06/20/41 (JPY)	448,650,000	3,498,246
0.500%, 09/20/36 (JPY)	2,602,650,000	21,545,085
Japan Government Two Year Bonds 0.005%, 04/01/23 (JPY)	1,899,850,000	15,617,816
0.005%, 07/01/23 (JPY)	808,200,000	6,644,846
0.005%, 02/01/24 (JPY)	993,700,000	8,168,926
0.100%, 03/01/23 (JPY)	769,950,000	6,334,410
Kazakhstan Government International Bond 5.125%, 07/21/25	1,084,000	1,123,674
Kenya Government International Bond 6.875%, 06/24/24	3,106,000	3,112,212
Kingdom of Belgium Government Bond 1.450%, 06/22/37 (144A) (EUR)	2,803,000	3,190,264
Korea Treasury Bonds 1.375%, 12/10/29 (KRW)	6,303,790,000	4,618,426
1.500%, 12/10/30 (KRW)	5,235,390,000	3,857,399
Lebanon Government International Bonds 6.000%, 01/27/23 (c)	6,653,000	765,095
6.200%, 02/26/25 (c)	461,000	54,744
6.650%, 11/03/28 (c)	2,006,000	233,198
Malaysia Government Bond 4.498%, 04/15/30 (MYR)	8,253,000	2,036,157
Mexico Government International Bonds 3.375%, 02/23/31 (EUR)	1,795,000	2,062,665
5.000%, 04/27/51	1,334,000	1,347,593
New Zealand Government Bond 2.750%, 04/15/25 (NZD)	1,980,000	1,361,618

Sovereign—(Continued)
Nigeria Government International Bonds 6.125%, 09/28/28 (144A)	1,630,000	1,496,340
6.500%, 11/28/27	1,099,000	1,043,940
7.375%, 09/28/33 (144A)	558,000	506,664
7.625%, 11/28/47	4,018,000	3,338,556
7.875%, 02/16/32	1,673,000	1,581,487
Oman Government International Bonds
4.875%, 02/01/25	709,000	723,180
5.625%, 01/17/28	340,000	350,536
6.250%, 01/25/31 (144A)	602,000	637,121
6.500%, 03/08/47	486,000	475,703
6.750%, 01/17/48	439,000	437,955
Pakistan Government International Bonds 6.000%, 04/08/26	738,000	579,330
6.875%, 12/05/27	1,144,000	899,756
7.375%, 04/08/31	971,000	723,880
8.875%, 04/08/51	475,000	329,840
Panama Bonos del Tesoro 3.362%, 06/30/31	1,759,000	1,653,460
Panama Government International Bonds 3.160%, 01/23/30 (b)	2,580,000	2,524,091
3.870%, 07/23/60	1,702,000	1,488,842
6.700%, 01/26/36	835,000	1,027,693
8.875%, 09/30/27	2,265,000	2,872,790
Panama Notas del Tesoro 3.750%, 04/17/26	1,580,000	1,585,530
Paraguay Government International Bonds 3.849%, 06/28/33 (144A)	209,000	201,685
4.950%, 04/28/31 (144A)	650,000	679,257
5.000%, 04/15/26 (b)	2,113,000	2,202,802
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	570,000	599,355
Peruvian Government International Bonds 3.000%, 01/15/34 (b)	1,101,000	1,026,308
3.750%, 03/01/30 (EUR)	820,000	1,009,100
Philippine Government International Bonds 3.000%, 02/01/28	915,000	918,665
3.200%, 07/06/46 (b)	1,404,000	1,253,291
3.229%, 03/29/27	292,000	295,048
3.556%, 09/29/32	2,365,000	2,422,401
3.750%, 01/14/29	364,000	377,994
4.200%, 03/29/47	885,000	923,405
5.500%, 03/30/26	288,000	315,072
Qatar Government International Bonds 4.400%, 04/16/50 (144A)	1,538,000	1,728,524
4.500%, 04/23/28	3,018,000	3,289,620
4.817%, 03/14/49	980,000	1,161,163
5.103%, 04/23/48	2,151,000	2,630,002
Republic of Austria Government Bonds
Zero Coupon, 02/20/30 (144A) (EUR)	592,000	614,071
0.500%, 02/20/29 (144A) (EUR)	5,709,000	6,221,149
Republic of Azerbaijan International Bond 4.750%, 03/18/24	672,000	682,080
Republic of South Africa Government International Bonds
5.000%, 10/12/46 (b)	306,000	253,215

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Republic of South Africa Government International Bonds
5.650%, 09/27/47	881,000	$768,672
5.750%, 09/30/49 (b)	961,000	838,472
Romanian Government International Bonds 3.000%, 02/14/31	800,000	738,579
3.625%, 03/27/32 (144A)	794,000	748,742
4.000%, 02/14/51	868,000	749,431
Russian Foreign Bond - Eurobonds 5.250%, 06/23/47 (c)	4,400,000	990,000
5.625%, 04/04/42 (c)	200,000	67,000
Saudi Government International Bonds 2.875%, 03/04/23	320,000	322,240
3.250%, 10/22/30 (144A)	689,000	695,070
3.450%, 02/02/61	1,045,000	926,597
5.250%, 01/16/50	1,357,000	1,602,541
Senegal Government International Bond 6.750%, 03/13/48	2,204,000	1,900,421
Spain Government Bond 1.000%, 07/30/42 (144A) (EUR)	6,081,000	5,816,605
Sri Lanka Government International Bonds 6.200%, 05/11/27	2,092,000	983,240
6.850%, 11/03/25	1,370,000	666,327
7.550%, 03/28/30	214,000	99,510
7.850%, 03/14/29	253,000	120,175
Thailand Government Bond 2.875%, 12/17/28 (THB)	92,220,000	2,892,692
Turkey Government International Bond 4.875%, 04/16/43 (b)	7,183,000	5,088,437
Ukraine Government International Bonds 6.750%, 06/20/26 (144A) (EUR)	442,000	197,678
6.876%, 05/21/29	1,096,000	453,661
7.375%, 09/25/32	1,234,000	510,864
7.750%, 09/01/24	5,380,000	2,313,400
7.750%, 09/01/27	1,548,000	654,835
9.750%, 11/01/28	858,000	362,951
United Kingdom Gilt 0.250%, 07/31/31 (GBP)	2,205,000	2,560,386
0.375%, 10/22/26 (GBP)	7,462,000	9,333,484
0.875%, 01/31/46 (GBP)	1,842,000	1,981,262
1.250%, 10/22/41 (GBP)	4,080,000	4,849,594
1.250%, 07/31/51 (GBP)	1,313,596	1,519,757
1.500%, 07/31/53 (GBP)	388,702	481,818
1.750%, 09/07/37 (GBP)	4,413,590	5,743,410
Uruguay Government International Bonds 4.375%, 01/23/31	676,097	736,736
4.975%, 04/20/55	592,005	690,142
Zambia Government International Bond 8.970%, 07/30/27 (c)	4,053,000	2,880,670

		400,299,989

Total Foreign Government (Cost $462,812,103)		404,336,081

Corporate Bonds & Notes—32.3%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.4%
Bombardier, Inc. 7.500%, 03/15/25 (144A) (b)	435,000	437,218
Embraer Netherlands Finance B.V. 5.400%, 02/01/27 (b)	879,000	893,293
6.950%, 01/17/28 (144A) (b)	802,000	848,115
6.950%, 01/17/28 (b)	998,000	1,055,385

		3,234,011

Agriculture—0.5%
Altria Group, Inc. 3.125%, 06/15/31 (EUR)	1,100,000	1,217,174
BAT International Finance plc 6.000%, 11/24/34 (GBP)	305,000	432,795
British American Tobacco plc 3.000%, 5Y EUR Swap + 3.372%, 09/27/26 (EUR) (d)	995,000	998,902
Imperial Brands Finance Netherlands B.V. 1.750%, 03/18/33 (EUR)	1,001,000	949,458

		3,598,329

Apparel—0.2%
Levi Strauss & Co. 3.375%, 03/15/27 (EUR)	915,000	1,013,312
PVH Corp. 3.125%, 12/15/27 (EUR)	279,000	317,232

		1,330,544

Auto Manufacturers—0.5%
BMW Finance NV 1.000%, 08/29/25 (EUR)	935,000	1,036,948
General Motors Financial Co., Inc. 0.600%, 05/20/27 (EUR)	615,000	623,142
Harley-Davidson Financial Services, Inc. 3.050%, 02/14/27 (144A)	101,000	96,083
3.350%, 06/08/25 (144A)	364,000	357,817
Volkswagen International Finance NV 0.875%, 09/22/28 (EUR)	800,000	828,956
1.875%, 03/30/27 (EUR)	600,000	664,966
3.500%, 5Y EUR Swap + 3.746%, 06/17/25 (EUR) (d)	400,000	445,266

		4,053,178

Auto Parts & Equipment—0.3%
Aptiv plc 1.600%, 09/15/28 (EUR)	585,000	624,666
Schaeffler AG 2.750%, 10/12/25 (EUR)	700,000	776,376
ZF Finance GmbH 2.000%, 05/06/27 (EUR)	800,000	796,119

		2,197,161

Banks—7.3%
Australia & New Zealand Banking Group, Ltd. 0.669%, 5Y EUR Swap + 1.120%, 05/05/31 (EUR) (d)	805,000	835,781

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Bilbao Vizcaya Argentaria S.A. 1.000%, 06/21/26 (EUR)	900,000	$980,300
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (d)	1,200,000	1,370,643
Banco Santander S.A. 1.125%, 06/23/27 (EUR)	900,000	969,498
6.750%, 5Y EUR Swap + 6.803%, 04/25/22 (EUR) (d)	900,000	999,275
Bangkok Bank PCL 3.733%, 5Y H15 + 1.900%, 09/25/34 (144A) (d)	955,000	889,974
Bank Hapoalim BM 3.255%, 5Y H15 + 2.155%, 01/21/32 (144A) (d)	957,000	880,440
Bank of America Corp. 1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (d)	1,464,000	1,630,556
Bank of Montreal 0.125%, 01/26/27 (EUR)	1,170,000	1,237,709
Bank of Nova Scotia (The) 0.010%, 01/14/27 (EUR)	1,565,000	1,646,708
Barclays plc 0.577%, 1Y EUR Swap + 1.260%, 08/09/29 (EUR) (d)	1,045,000	1,051,049
BNP Paribas S.A. 3.375%, 01/23/26 (GBP)	795,000	1,060,251
Citigroup, Inc. 1.500%, 3M EURIBOR + 1.074%, 07/24/26 (EUR) (d)	1,290,000	1,432,191
1.750%, 10/23/26 (GBP)	605,000	751,789
Commonwealth Bank of Australia 0.125%, 10/15/29 (EUR)	1,015,000	1,033,748
1.936%, 5Y EUR Swap + 1.450%, 10/03/29 (EUR) (d)	955,000	1,059,784
Cooperatieve Rabobank UA 3.250%, 5Y EUR Swap + 3.702%, 12/29/26 (EUR) (d)	400,000	419,822
4.375%, 5Y EUR Swap + 4.679%, 06/29/27 (EUR) (d)	600,000	667,069
4.625%, 05/23/29 (GBP)	625,000	885,810
Credit Suisse Group AG 1.250%, 1Y EUR Swap + 0.750%, 07/17/25 (EUR) (d)	1,265,000	1,379,028
2.750%, 08/08/25 (GBP)	535,000	691,563
7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (d)	1,003,000	1,036,851
Danske Bank A/S 0.750%, 1Y EUR Swap + 0.880%, 06/09/29 (EUR) (d)	1,175,000	1,201,840
Deutsche Bank AG 3.875%, 02/12/24 (GBP)	800,000	1,061,940
Dexia Credit Local S.A. 0.625%, 02/03/24 (EUR)	3,000,000	3,331,049
DNB Boligkreditt A/S 0.625%, 06/19/25 (EUR)	433,000	475,871
Goldman Sachs Group, Inc. (The) 1.250%, 05/01/25 (EUR)	900,000	998,152
3.375%, 03/27/25 (EUR)	400,000	468,963
HSBC Holdings plc 6.000%, 5Y EUR Swap + 5.338%, 09/29/23 (EUR) (d)	1,414,000	1,638,538
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (d)	891,000	921,891
ING Groep NV 3.000%, 02/18/26 (GBP)	1,100,000	1,448,035
6.500%, 5Y USD Swap + 4.446%, 04/16/25 (b) (d)	201,000	208,537
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (d)	3,290,000	3,388,976
6.875%, 5Y USD ICE Swap + 5.124%, 04/16/22 (d)	204,000	204,270
Intesa Sanpaolo S.p.A. 3.928%, 09/15/26 (EUR)	870,000	1,006,007

Banks—(Continued)
JPMorgan Chase & Co. 1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (d)	1,400,000	1,524,881
KBC Group NV 0.250%, 3M EURIBOR + 0.470%, 03/01/27 (EUR) (d)	1,200,000	1,265,824
Lloyds Banking Group plc 7.500%, 5Y USD Swap + 4.760%, 06/27/24 (d)	1,045,000	1,097,219
Morgan Stanley 0.406%, 3M EURIBOR + 0.698%, 10/29/27 (EUR) (d)	1,385,000	1,450,630
0.497%, 3M EURIBOR + 0.720%, 02/07/31 (EUR) (d)	500,000	495,969
1.342%, 3M EURIBOR + 0.834%, 10/23/26 (EUR) (d)	434,000	478,955
National Australia Bank 0.010%, 01/06/29 (EUR)	1,215,000	1,239,523
National Bank of Canada 0.010%, 03/25/28 (EUR)	350,000	361,992
NatWest Group plc 2.000%, 3M EURIBOR + 1.737%, 03/04/25 (EUR) (d)	900,000	1,011,812
Santander UK Group Holdings plc 2.469%, SOFR + 1.220%, 01/11/28 (b) (d)	650,000	604,537
Societe Generale S.A. 7.875%, 5Y USD Swap + 4.979%, 12/18/23 (d)	1,060,000	1,107,700
Stadshypotek AB 0.010%, 11/24/28 (EUR)	1,100,000	1,131,199
Standard Chartered plc 1.809%, 3M LIBOR + 1.510%, 01/30/27 (144A) (d)	1,000,000	860,000
2.608%, 1Y H15 + 1.180%, 01/12/28 (144A) (d)	711,000	664,712
Truist Financial Corp. 5.100%, 10Y H15 + 4.349%, 03/01/30 (d)	880,000	892,320
UniCredit S.p.A. 1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (d)	1,205,000	1,302,616

		54,753,797

Beverages—0.1%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL
5.250%, 04/27/29 (144A)	448,000	445,760

Biotechnology—0.1%
Grifols Escrow Issuer S.A. 3.875%, 10/15/28 (144A) (EUR)	390,000	409,607

Building Materials—0.1%
Cemex S.A.B. de C.V. 5.450%, 11/19/29	640,000	647,206
7.375%, 06/05/27 (144A)	267,000	285,690

		932,896

Chemicals—0.5%
Braskem Idesa SAPI 6.990%, 02/20/32 (144A) (b)	726,000	711,524
7.450%, 11/15/29	783,000	795,528
Braskem Netherlands Finance B.V. 4.500%, 01/10/28 (b)	800,000	789,360
INEOS Quattro Finance 2 plc 2.500%, 01/15/26 (144A) (EUR)	940,000	980,602

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Olympus Water U.S. Holding Corp. 3.875%, 10/01/28 (144A) (EUR)	198,000	$199,030

		3,476,044

Commercial Services—0.8%
Autopistas del Sol S.A. 7.375%, 12/30/30 (b)	832,034	823,697
Bidvest Group UK plc 3.625%, 09/23/26 (144A)	660,000	616,308
DP World, Ltd. 4.700%, 09/30/49	302,000	292,578
5.625%, 09/25/48	665,000	718,173
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	925,000	1,019,904
JSW Infrastructure, Ltd. 4.950%, 01/21/29 (144A)	531,000	506,536
Rutas 2 and 7 Finance, Ltd. Zero Coupon, 09/30/36 (144A)	628,333	455,604
TransJamaican Highway, Ltd. 5.750%, 10/10/36 (144A)	751,221	711,781
Verisure Holding AB 3.250%, 02/15/27 (EUR)	585,000	606,709

		5,751,290

Computers—0.3%
CA Magnum Holdings 5.375%, 10/31/26 (144A)	680,000	669,800
Kyndryl Holdings, Inc. 2.050%, 10/15/26 (144A)	679,000	606,186
Western Digital Corp. 2.850%, 02/01/29	142,000	129,730
3.100%, 02/01/32	685,000	613,329

		2,019,045

Diversified Financial Services—0.5%
Aircastle, Ltd. 2.850%, 01/26/28 (144A)	497,000	446,457
4.250%, 06/15/26	49,000	48,207
5.250%, 08/11/25 (144A)	480,000	488,988
Aviation Capital Group LLC 3.500%, 11/01/27 (144A)	214,000	202,523
4.375%, 01/30/24 (144A)	459,000	458,270
Intercorp Financial Services, Inc. 4.125%, 10/19/27	745,000	700,300
Lincoln Financing Sarl 3.625%, 04/01/24 (144A) (EUR)	206,000	227,318
Motion Finco Sarl 7.000%, 05/15/25 (EUR)	375,000	428,326
Power Finance Corp., Ltd. 3.350%, 05/16/31	544,000	492,238

		3,492,627

Electric—3.9%
Abu Dhabi National Energy Co. PJSC 4.000%, 10/03/49 (144A) (b)	1,200,000	1,235,280

Electric—(Continued)
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30	294,000	265,437
Adani Green Energy, Ltd. 4.375%, 09/08/24	1,040,000	1,011,400
AES Andes S.A. 6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (d)	457,000	451,292
AES Panama Generation Holdings SRL 4.375%, 05/31/30 (144A)	817,000	778,193
Alfa Desarrollo S.p.A. 4.550%, 09/27/51 (144A)	794,851	689,533
Cemig Geracao e Transmissao S.A. 9.250%, 12/05/24	837,000	908,153
Chile Electricity PEC S.p.A.
Zero Coupon, 01/25/28 (144A) (b)	957,000	720,143
Colbun S.A. 3.950%, 10/11/27	200,000	202,060
4.500%, 07/10/24	422,000	432,027
Comision Federal de Electricidad 3.348%, 02/09/31 (144A)	1,520,000	1,330,015
3.348%, 02/09/31	698,000	610,757
4.677%, 02/09/51 (144A)	485,000	397,099
4.688%, 05/15/29 (144A)	637,000	624,260
5.000%, 09/29/36	790,000	799,832
EDP - Energias de Portugal S.A. 1.500%, 5Y EUR Swap + 1.888%, 03/14/82 (EUR) (d)	400,000	398,250
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	897,000	798,509
Enel Chile S.A. 4.875%, 06/12/28	760,000	787,292
Enel Finance International NV 0.500%, 06/17/30 (EUR)	893,000	883,344
Engie Energia Chile S.A. 3.400%, 01/28/30 (144A)	1,576,000	1,449,936
Eskom Holdings SOC, Ltd. 6.750%, 08/06/23	1,051,000	1,033,574
7.125%, 02/11/25 (144A)	286,000	275,641
7.125%, 02/11/25	2,061,000	1,986,351
8.450%, 08/10/28	1,329,000	1,293,133
Iberdrola International B.V. 1.450%, 5Y EUR Swap + 1.832%, 11/09/26 (EUR) (d)	700,000	731,552
India Clean Energy Holdings 4.500%, 04/18/27 (144A)	665,000	608,475
Israel Electric Corp., Ltd. 3.750%, 02/22/32 (144A)	213,000	204,207
JSW Hydro Energy, Ltd. 4.125%, 05/18/31	622,425	578,855
Lamar Funding, Ltd. 3.958%, 05/07/25	1,772,000	1,733,604
Light Servicos de Eletricidade S.A./Light Energia S.A. 4.375%, 06/18/26 (b)	200,000	187,500
Minejesa Capital BV 5.625%, 08/10/37	360,000	327,827
NextEra Energy Capital Holdings, Inc. 1.900%, 06/15/28 (b)	267,000	246,000

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
SSE plc 0.875%, 09/06/25 (EUR)	1,005,000	$1,100,521
8.375%, 11/20/28 (GBP)	695,000	1,205,254
Trinidad Generation UnLtd 5.250%, 11/04/27	1,312,000	1,310,649
Vattenfall AB 3.000%, 5Y EUR Swap + 2.511%, 03/19/77 (EUR) (d)	732,000	816,925
Zorlu Yenilenebilir Enerji AS 9.000%, 06/01/26 (144A)	1,211,000	1,023,295

		29,436,175

Electrical Components & Equipment—0.0%
Belden, Inc. 3.375%, 07/15/27 (EUR)	344,000	371,290

Energy-Alternate Sources—0.2%
Empresa Generadora de Electricidad Haina S.A. 5.625%, 11/08/28 (144A)	596,000	552,075
Greenko Solar Mauritius, Ltd. 5.950%, 07/29/26 (b)	1,000,000	1,012,500

		1,564,575

Engineering & Construction—0.4%
Aeropuerto Internacional de Tocumen S.A. 5.125%, 08/11/61	707,000	643,370
5.125%, 08/11/61 (144A)	404,000	367,640
Bioceanico Sovereign Certificate, Ltd.
Zero Coupon, 06/05/34 (144A)	904,459	657,090
Heathrow Funding, Ltd. 2.750%, 10/13/29 (GBP)	490,000	622,907
IHS Holding, Ltd. 5.625%, 11/29/26 (144A)	471,000	445,802
State Agency of Roads of Ukraine 6.250%, 06/24/28 (144A)	1,144,000	457,600

		3,194,409

Entertainment—0.1%
Allwyn Entertainment Financing UK plc 4.125%, 3M EURIBOR + 4.125%, 02/15/28 (144A) (EUR) (d)	289,000	313,711
International Game Technology plc 3.500%, 06/15/26 (EUR)	580,000	644,923

		958,634

Food—0.2%
BRF S.A. 4.875%, 01/24/30	828,000	789,498
NBM US Holdings, Inc. 7.000%, 05/14/26 (b)	975,000	1,011,933

		1,801,431

Food Service—0.1%
Elior Group S.A. 3.750%, 07/15/26 (EUR)	570,000	572,963

Forest Products & Paper—0.1%
Suzano Austria GmbH 3.750%, 01/15/31	419,000	394,489
WEPA Hygieneprodukte GmbH 2.875%, 12/15/27 (144A) (EUR)	197,000	186,470
2.875%, 12/15/27 (EUR)	570,000	539,533

		1,120,492

Healthcare-Products—0.2%
American Medical Systems Europe B.V. 1.375%, 03/08/28 (EUR)	343,000	371,358
Avantor Funding, Inc. 2.625%, 11/01/25 (144A) (EUR)	524,000	586,892
2.625%, 11/01/25 (EUR)	225,000	252,005

		1,210,255

Home Builders—0.1%
MDC Holdings, Inc. 6.000%, 01/15/43	771,000	791,405

Insurance—0.7%
Allianz SE 3.099%, 3M EURIBOR + 3.350%, 07/06/47 (EUR) (d)	500,000	578,493
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (d)	700,000	866,332
Credit Agricole Assurances S.A. 4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (d)	600,000	731,837
Liberty Mutual Group, Inc. 3.625%, 5Y EUR Swap + 3.700%, 05/23/59 (EUR) (d)	695,000	759,233
Nationwide Mutual Insurance Co. 9.375%, 08/15/39 † (144A)	567,000	862,690
Principal Financial Group, Inc. 3.550%, 3M LIBOR + 3.044%, 05/15/55 (d)	300,000	291,000
Prudential Financial, Inc. 5.200%, 3M LIBOR + 3.040%, 03/15/44 (b) (d)	642,000	640,414
Voya Financial, Inc. 5.650%, 3M LIBOR + 3.580%, 05/15/53 (d)	589,000	591,957

		5,321,956

Internet—0.6%
Baidu, Inc. 1.625%, 02/23/27 (b)	1,153,000	1,034,410
Netflix, Inc. 3.625%, 05/15/27 (EUR)	300,000	353,911
4.625%, 05/15/29 (EUR)	492,000	613,779
Prosus NV 2.031%, 08/03/32 (EUR)	460,000	414,140
3.257%, 01/19/27 (144A)	221,000	201,897
3.680%, 01/21/30 (144A) (b)	1,951,000	1,709,232

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Weibo Corp. 3.375%, 07/08/30	313,000	$267,078

		4,594,447

Investment Companies—0.6%
Fund of National Welfare Samruk-Kazyna JSC 2.000%, 10/28/26 (144A)	805,000	698,096
Huarong Finance Co., Ltd. 3.250%, 11/13/24	400,000	383,000
3.750%, 04/27/22	470,000	469,412
3.750%, 05/29/24	208,000	203,320
Huarong Finance II Co., Ltd. 4.625%, 06/03/26	616,000	600,600
JAB Holdings B.V. 1.000%, 12/20/27 (EUR)	900,000	939,201
MDGH GMTN RSC Ltd. 4.500%, 11/07/28	1,356,000	1,463,097

		4,756,726

Leisure Time—0.2%
Carnival plc 1.000%, 10/28/29 (EUR)	798,000	635,678
Harley-Davidson, Inc. 3.500%, 07/28/25 (b)	693,000	681,127

		1,316,805

Lodging—0.3%
Las Vegas Sands Corp. 3.900%, 08/08/29 (b)	978,000	896,828
Melco Resorts Finance, Ltd. 5.750%, 07/21/28 (144A)	505,000	444,652
NH Hotel Group S.A. 4.000%, 07/02/26 (EUR)	260,000	280,429
Studio City Co., Ltd. 7.000%, 02/15/27 (144A)	250,000	244,227
Studio City Finance, Ltd. 6.500%, 01/15/28	200,000	173,000
Wynn Macau, Ltd. 5.625%, 08/26/28 (144A)	325,000	282,347
5.625%, 08/26/28	200,000	173,752

		2,495,235

Machinery-Diversified—0.4%
Colfax Corp. 3.250%, 05/15/25 (EUR)	770,000	852,238
Dover Corp. 0.750%, 11/04/27 (EUR)	1,150,000	1,221,669
TK Elevator Midco GmbH 4.375%, 07/15/27 (144A) (EUR)	1,000,000	1,091,306

		3,165,213

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.800%, 03/01/50	107,000	101,640

Media—(Continued)
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
5.125%, 07/01/49	502,000	498,023
Discovery Communications LLC 4.650%, 05/15/50	181,000	175,431
5.200%, 09/20/47 (b)	613,000	637,658
5.300%, 05/15/49	264,000	276,103
Globo Comunicacao e Participacoes S.A. 4.875%, 01/22/30 (144A)	421,000	372,059

		2,060,914

Mining—1.0%
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	1,605,000	1,528,801
3.150%, 01/14/30	369,000	354,825
3.750%, 01/15/31 (144A) (b)	203,000	203,168
Indonesia Asahan Aluminium Persero PT 5.800%, 05/15/50 (144A)	534,000	534,000
Nexa Resources S.A. 6.500%, 01/18/28	1,392,000	1,479,000
Stillwater Mining Co. 4.000%, 11/16/26 (144A)	1,495,000	1,435,947
Vedanta Resources Finance II plc 13.875%, 01/21/24	908,000	949,995
Volcan Cia Minera SAA 4.375%, 02/11/26 (144A)	385,000	368,638
4.375%, 02/11/26	597,000	571,627

		7,426,001

Miscellaneous Manufacturing—0.0%
General Electric Co. 1.875%, 05/28/27 (EUR)	111,000	122,679

Multi-National—0.5%
European Investment Bank 0.750%, 07/15/27 (AUD)	990,000	650,862
1.800%, 01/19/27 (AUD)	1,300,000	913,013
Inter American Development Bank 2.700%, 01/29/26 (AUD)	1,005,000	743,501
International Bank for Reconstruction & Development
Zero Coupon, 01/15/27 (EUR)	1,237,000	1,313,850

		3,621,226

Oil & Gas—6.3%
BP Capital Markets plc 3.250%, 5Y EUR Swap + 3.880%, 03/22/26 (EUR) (d)	234,000	259,494
3.625%, 5Y EUR Swap + 4.120%, 03/22/29 (EUR) (d)	641,000	698,458
Continental Resources, Inc. 5.750%, 01/15/31 (144A)	471,000	515,180
Ecopetrol S.A. 6.875%, 04/29/30	1,526,000	1,601,262
7.375%, 09/18/43	767,000	774,172
Eni S.p.A. 3.375%, 5Y EUR Swap + 3.641%, 07/13/29 (EUR) (d)	935,000	986,505

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25	705,000	$653,006
Gran Tierra Energy, Inc. 7.750%, 05/23/27 (144A)	355,000	328,379
7.750%, 05/23/27 (b)	252,000	233,103
KazMunayGas National Co. JSC 4.750%, 04/19/27	1,631,000	1,561,780
5.750%, 04/19/47	1,179,000	1,042,212
Kosmos Energy, Ltd. 7.500%, 03/01/28 (144A)	545,000	524,563
Leviathan Bond, Ltd. 6.125%, 06/30/25 (144A)	324,995	329,772
6.750%, 06/30/30 (144A)	531,793	546,151
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/26 (144A) (b)	622,000	626,976
NAK Naftogaz Ukraine via Kondor Finance plc 7.375%, 07/19/22	2,001,000	680,340
7.625%, 11/08/26 (144A)	505,000	166,763
Oil and Gas Holding Co. BSCC (The) 7.500%, 10/25/27	2,486,000	2,613,159
7.625%, 11/07/24	1,079,000	1,132,950
Pertamina Persero PT 2.300%, 02/09/31 (b)	5,220,000	4,593,600
5.625%, 05/20/43	607,000	644,379
6.000%, 05/03/42	439,000	487,422
6.450%, 05/30/44	684,000	800,207
Petrobras Global Finance B.V. 7.375%, 01/17/27 (b)	1,915,000	2,124,693
8.750%, 05/23/26	888,000	1,033,268
Petroleos Mexicanos 5.950%, 01/28/31 (b)	666,000	614,725
6.500%, 03/13/27	2,524,000	2,563,122
6.700%, 02/16/32	555,000	527,250
6.750%, 09/21/47	2,228,000	1,811,141
6.875%, 08/04/26	1,549,000	1,620,362
6.950%, 01/28/60 (b)	4,380,000	3,554,852
7.690%, 01/23/50	713,000	622,984
PTTEP Treasury Center Co., Ltd. 3.903%, 12/06/59 (144A) (b)	376,000	347,045
Qatar Energy 3.300%, 07/12/51 (144A)	977,000	896,712
3.300%, 07/12/51	2,320,000	2,129,347
Reliance Industries, Ltd. 2.875%, 01/12/32	380,000	348,464
SEPLAT Energy plc 7.750%, 04/01/26 (144A)	966,000	924,945
SierraCol Energy Andina LLC 6.000%, 06/15/28 (144A)	400,000	363,000
Sinopec Group Overseas Development, Ltd. 2.700%, 05/13/30	1,903,000	1,787,252
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/30	701,000	772,853
Tengizchevroil Finance Co. International, Ltd. 3.250%, 08/15/30 (144A)	552,000	449,698
3.250%, 08/15/30	730,000	594,709

Oil & Gas—(Continued)
TotalEnergies SE 1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (d)	830,000	841,289
Tullow Oil plc 10.250%, 05/15/26 (144A)	1,440,000	1,467,187

		47,194,731

Packaging & Containers—0.4%
Ardagh Metal Packaging Finance U.S.A. LLC 2.000%, 09/01/28 (144A) (EUR)	945,000	961,774
3.250%, 09/01/28 (144A) (b)	579,000	525,442
Ardagh Packaging Finance plc 2.125%, 08/15/26 (EUR)	615,000	638,665
Rimini Bidco SpA 5.250%, 3M EURIBOR + 5.250%, 12/14/26 (144A) (EUR) (d)	605,000	593,485

		2,719,366

Pharmaceuticals—0.2%
AbbVie, Inc. 0.750%, 11/18/27 (EUR)	1,145,000	1,212,342
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (144A) (EUR)	153,000	164,602
Grifols S.A. 1.625%, 02/15/25 (144A) (EUR)	181,000	194,290

		1,571,234

Pipelines—0.4%
Acu Petroleo Luxembourg Sarl 7.500%, 01/13/32 (144A)	1,075,000	993,031
Energy Transfer L.P. 6.250%, 04/15/49	725,000	831,920
Peru LNG Srl 5.375%, 03/22/30	1,053,000	931,905
Southern Gas Corridor CJSC 6.875%, 03/24/26	454,000	495,441

		3,252,297

Real Estate—0.4%
Agile Group Holdings, Ltd. 5.500%, 05/17/26	215,000	67,779
Central China Real Estate, Ltd. 7.250%, 08/13/24	335,000	140,700
7.750%, 05/24/24	203,000	89,320
China Aoyuan Group, Ltd. 5.375%, 09/13/22 (c)	216,000	34,560
5.880%, 03/01/27 (c)	203,000	30,450
China SCE Group Holdings, Ltd. 6.000%, 02/04/26	203,000	95,410
7.000%, 05/02/25	225,000	112,500
Kaisa Group Holdings, Ltd. 9.950%, 07/23/25 (c)	275,000	48,881
10.500%, 01/15/25 (c)	205,000	36,695
11.650%, 06/01/26 (c)	275,000	52,250
KWG Group Holdings, Ltd. 6.000%, 08/14/26	202,000	77,821
7.400%, 01/13/27	225,000	85,556

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Powerlong Real Estate Holdings, Ltd. 4.900%, 05/13/26	210,000	$71,400
Ronshine China Holdings, Ltd. 7.100%, 01/25/25	423,000	59,220
SBB Treasury Oyj 0.750%, 12/14/28 (EUR)	502,000	455,759
1.125%, 11/26/29 (EUR)	187,000	167,084
Seazen Group, Ltd. 4.450%, 07/13/25	440,000	264,000
Shimao Group Holdings, Ltd. 5.200%, 01/16/27	380,000	102,600
Sunac China Holdings, Ltd. 5.950%, 04/26/24	202,000	50,298
6.500%, 01/26/26	240,000	54,900
Times China Holdings, Ltd. 5.750%, 01/14/27	203,000	77,140
6.200%, 03/22/26	200,000	76,000
6.750%, 07/08/25	225,000	90,056
Vivion Investments Sarl 3.000%, 08/08/24 (EUR)	600,000	637,200
Yango Justice International, Ltd. 7.500%, 04/15/24 (c)	320,000	22,400
7.500%, 02/17/25 (c)	203,000	14,210
8.250%, 11/25/23 (c)	300,000	21,000
Yuzhou Group Holdings Co., Ltd. 6.350%, 01/13/27	203,000	21,315
7.700%, 02/20/25 (c)	310,000	37,200
Zhenro Properties Group, Ltd. 6.630%, 01/07/26	203,000	22,330
7.350%, 02/05/25 (c)	235,000	25,850

		3,141,884

Real Estate Investment Trusts—0.6%
Digital Euro Finco LLC 2.500%, 01/16/26 (EUR)	735,000	832,153
Digital Intrepid Holding B.V. 0.625%, 07/15/31 (EUR)	625,000	573,521
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32	374,000	339,330
Host Hotels & Resorts L.P. 3.500%, 09/15/30	437,000	416,662
Public Storage 0.500%, 09/09/30 (EUR)	650,000	626,433
Vornado Realty L.P. 3.400%, 06/01/31 (b)	906,000	852,163
Westfield America Management, Ltd. 2.625%, 03/30/29 (GBP)	340,000	416,088
WPC Eurobond B.V. 1.350%, 04/15/28 (EUR)	600,000	626,798

		4,683,148

Retail—0.1%
Dufry One B.V. 2.500%, 10/15/24 (EUR)	227,000	244,213

Retail—(Continued)
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	340,000	$454,457

		698,670

Savings & Loans—0.2%
Nationwide Building Society 1.125%, 05/31/28 (EUR)	1,000,000	1,106,504
2.000%, 5Y EUR Swap + 1.500%, 07/25/29 (EUR) (d)	750,000	835,147

		1,941,651

Software—0.1%
Cedacri Mergeco S.p.A. 4.625%, 3M EURIBOR + 4.625%, 05/15/28 (EUR) (d)	190,000	208,690
Fidelity National Information Services, Inc. 0.625%, 12/03/25 (EUR)	141,000	152,075
1.000%, 12/03/28 (EUR)	149,000	156,941

		517,706

Sovereign—0.6%
CBB International Sukuk Programme Co. WLL 4.500%, 03/30/27 (144A)	1,049,000	1,068,585
Malaysia Wakala Sukuk Bhd 3.075%, 04/28/51	3,324,000	3,007,799
Sharjah Sukuk, Ltd. 3.764%, 09/17/24	450,000	458,379

		4,534,763

Telecommunications—0.8%
AT&T, Inc. 2.875%, 5Y EUR Swap + 3.140%, 03/02/25 (EUR) (d)	400,000	430,286
CK Hutchison Group Telecom Finance S.A. 0.750%, 04/17/26 (EUR)	1,035,000	1,106,330
Digicel Group Holdings, Ltd. 10.000%, 04/01/24 (e)	1,829,006	1,815,289
Lorca Telecom Bondco S.A. 4.000%, 09/18/27 (EUR)	575,000	612,240
Oi Movel S.A. 8.750%, 07/30/26	797,000	812,940
Xiaomi Best Time International, Ltd. 2.875%, 07/14/31 (144A)	1,074,000	926,942

		5,704,027

Transportation—0.7%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 05/07/30 (144A)	200,000	199,000
4.700%, 05/07/50	665,000	671,397
5.000%, 01/25/47 (b)	200,000	201,250
FedEx Corp. 0.450%, 05/04/29 (EUR)	924,000	938,238
Lima Metro Line 2 Finance, Ltd. 5.875%, 07/05/34	1,557,545	1,666,573
MV24 Capital B.V. 6.748%, 06/01/34 (144A) (b)	349,488	339,881

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Transnet SOC, Ltd. 4.000%, 07/26/22	1,174,000	$1,155,098

		5,171,437

Total Corporate Bonds & Notes (Cost $259,578,351)		242,728,034

U.S. Treasury & Government Agencies—5.2%

Agency Sponsored Mortgage -Backed—2.4%
Connecticut Avenue Securities Trust (CMO) 0.849%, SOFR30A + 0.750%, 10/25/41 (144A) (d)	46,686	46,351
0.949%, SOFR30A + 0.850%, 12/25/41 (144A) (d)	396,954	391,940
1.649%, SOFR30A + 1.550%, 10/25/41 (144A) (d)	66,676	64,414
1.749%, SOFR30A + 1.650%, 12/25/41 (144A) (d)	909,180	860,597
2.457%, 1M LIBOR + 2.000%, 07/25/39 (144A) (d)	4,521	4,521
2.557%, 1M LIBOR + 2.100%, 09/25/39 (144A) (d)	64,283	64,259
2.557%, 1M LIBOR + 2.100%, 10/25/39 (144A) (d)	71,674	71,674
2.607%, 1M LIBOR + 2.150%, 09/25/31 (144A) (d)	351,421	351,421
2.757%, 1M LIBOR + 2.300%, 08/25/31 (144A) (d)	330,822	330,822
2.857%, 1M LIBOR + 2.400%, 04/25/31 (144A) (d)	665,964	665,964
Fannie Mae Connecticut Avenue Securities (CMO) 2.557%, 1M LIBOR + 2.100%, 03/25/31 (d)	1,996,254	1,991,260
2.707%, 1M LIBOR + 2.250%, 07/25/30 (d)	1,883,813	1,898,001
2.857%, 1M LIBOR + 2.400%, 05/25/30 (d)	1,938,464	1,960,934
10.707%, 1M LIBOR + 10.250%, 01/25/29 (d)	477,616	503,629
Freddie Mac STACR Trust (CMO) 0.899%, SOFR30A + 0.800%, 10/25/41 (144A) (d)	71,248	70,480
1.049%, SOFR30A + 0.950%, 12/25/41 (144A) (d)	454,641	443,207
1.599%, SOFR30A + 1.500%, 10/25/41 (144A) (d)	675,847	642,739
1.749%, SOFR30A + 1.650%, 01/25/34 (144A) (d)	278,433	273,914
2.407%, 1M LIBOR + 1.950%, 10/25/49 (144A) (d)	67,031	66,951
2.507%, 1M LIBOR + 2.050%, 07/25/49 (144A) (d)	89,282	89,282
2.757%, 1M LIBOR + 2.300%, 10/25/48 (144A) (d)	2,000,000	1,995,310
2.807%, 1M LIBOR + 2.350%, 02/25/49 (144A) (d)	304,770	304,770
3.107%, 1M LIBOR + 2.650%, 01/25/49 (144A) (d)	4,020,410	4,040,585
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 3.107%, 1M LIBOR + 2.650%, 12/25/29 (d)	556,795	567,698

		17,700,723

U.S. Treasury—2.8%
U.S. Treasury Bonds 2.000%, 11/15/41	5,485,000	4,963,068
3.500%, 02/15/39	3,552,000	4,069,537
U.S. Treasury Notes 1.500%, 01/31/27	12,692,000	12,128,793

		21,161,398

Total U.S. Treasury & Government Agencies (Cost $39,928,081)		38,862,121

Mortgage-Backed Securities—2.0%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—1.8%
Bellemeade Re, Ltd. 1.099%, SOFR30A + 1.000%, 09/25/31 (144A) (d)	470,651	463,858
2.057%, 1M LIBOR + 1.600%, 07/25/29 (144A) (d)	467,232	466,697
2.957%, 1M LIBOR + 2.500%, 10/25/29 (144A) (d)	228,716	225,495
3.307%, 1M LIBOR + 2.850%, 10/25/29 (144A) (d)	486,000	472,102
3.557%, 1M LIBOR + 3.100%, 04/25/29 (144A) (d)	750,000	737,782
Eagle Re, Ltd. 2.149%, SOFR30A + 2.050%, 04/25/34 (144A) (d)	277,454	273,321
Home Re, Ltd. 3.707%, 1M LIBOR + 3.250%, 05/25/29 (144A) (d)	1,600,000	1,606,299
5.707%, 1M LIBOR + 5.250%, 10/25/30 (144A) (d)	1,300,000	1,312,744
Mortgage Insurance-Linked Notes 3.357%, 1M LIBOR + 2.900%, 11/26/29 (144A) (d)	742,105	742,733
Oaktown Re III, Ltd. 3.007%, 1M LIBOR + 2.550%, 07/25/29 (144A) (d)	1,500,000	1,474,368
PMT Credit Risk Transfer Trust 2.795%, 1M LIBOR + 2.350%, 02/27/23 † (144A) (d)	882,745	879,352
3.145%, 1M LIBOR + 2.700%, 10/27/22 (144A) (d)	29,000	28,927
3.195%, 1M LIBOR + 2.750%, 05/27/23 (144A) (d)	311,862	309,232
Radnor Re, Ltd. 3.157%, 1M LIBOR + 2.700%, 03/25/28 (144A) (d)	1,600,000	1,575,112
3.657%, 1M LIBOR + 3.200%, 02/25/29 (144A) (d)	2,751,041	2,664,063
Triangle Re, Ltd. 1.999%, SOFR30A + 1.900%, 02/25/34 (144A) (d)	642,437	638,839

		13,870,924

Commercial Mortgage-Backed Securities—0.2%
BFLD Trust 1.997%, 1M LIBOR + 1.600%, 06/15/38 (144A) (d)	310,000	307,477
JPMorgan Chase Commercial Mortgage Securities Trust 4.364%, 12/15/47 (144A) (d)	1,500,000	1,111,453

		1,418,930

Total Mortgage-Backed Securities (Cost $14,637,424)		15,289,854

Asset-Backed Securities—1.6%

Asset-Backed - Other—1.5%
Balboa Bay Loan Funding Ltd. 1.454%, 3M LIBOR + 1.200%, 07/20/34 (144A) (d)	1,350,416	1,341,274
Black Diamond CLO, Ltd. 1.689%, 3M LIBOR + 1.430%, 07/23/32 (144A) (d)	2,121,980	2,098,689
Elmwood CLO IX, Ltd. 1.384%, 3M LIBOR + 1.130%, 07/20/34 (144A) (d)	563,280	559,155
Flatiron CLO, Ltd. 1.358%, 3M LIBOR + 1.110%, 07/19/34 (144A) (d)	1,562,322	1,549,346
Neuberger Berman Loan Advisers CLO, Ltd. 1.371%, 3M LIBOR + 1.130%, 07/17/35 (144A) (d)	1,374,102	1,365,580
OZLM XVIII, Ltd. 1.789%, 3M LIBOR + 1.550%, 04/15/31 (144A) (d)	3,000,000	2,949,018
Pikes Peak CLO 1.424%, 3M LIBOR + 1.170%, 07/20/34 (144A) (d)	968,631	962,974
Regatta XIX Funding, Ltd. 4.379%, 3M TSFR + 3.300%, 04/20/35 (144A) (d)	250,000	247,564

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Regatta XXIV Funding, Ltd. 3.189%, 3M LIBOR + 3.100%, 01/20/35 (144A) (d)	250,000	$243,565

		11,317,165

Asset-Backed - Student Loan—0.1%
Nelnet Student Loan Trust 2.530%, 04/20/62 (144A)	548,158	496,674

Total Asset-Backed Securities (Cost $11,939,226)		11,813,839

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $17,569,036; collateralized by U.S. Treasury Note at 1.500%, maturing 02/15/25, with a market value of $17,920,430.	17,569,036	17,569,036

Total Short-Term Investments (Cost $17,569,036)		17,569,036

Securities Lending Reinvestments (f)—1.1%

Repurchase Agreement—0.2%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $1,068,142; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $1,089,497.	1,068,134	1,068,134

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class 0.180% (g)	499,841	499,841
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (g)	1,500,000	1,500,000
Fidelity Government Portfolio, Institutional Class 0.160% (g)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (g)	1,500,000	1,500,000

Mutual Funds—(Continued)
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.250% (g)	500,000	500,000

		6,499,841

Total Securities Lending Reinvestments (Cost $7,567,975)		7,567,975

Total Purchased Options—0.0% (h) (Cost $306,337)		49,166
Total Investments—98.3% (Cost $814,338,533)		738,216,106
Other assets and liabilities (net)—1.7%		12,924,029

Net Assets—100.0%		$751,140,135

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $1,742,042, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $23,179,960 and the collateral received consisted of cash in the amount of $7,567,975 and non-cash collateral with a value of $16,375,386. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $136,432,194, which is 18.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Nationwide Mutual Insurance Co., 9.375%, 08/15/39	04/29/19	$567,000	$885,637	$862,690
PMT Credit Risk Transfer Trust, 2.795%, 02/27/23	02/11/20	882,745	882,745	879,352

				$1,742,042

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,329,654	ANZ	04/28/22	USD	995,942	$(680)
AUD	1,046,211	MSCS	04/28/22	USD	767,108	15,993
AUD	1,646,282	MSCS	04/28/22	USD	1,194,213	38,048
AUD	103,950	SSBT	04/28/22	USD	77,448	360
AUD	154,301	SSBT	04/28/22	USD	112,930	2,566
BRL	11,562,551	BBP	04/04/22	USD	2,440,490	(11,918)
BRL	11,562,551	HSBCU	04/04/22	USD	2,409,869	18,703
CAD	2,085,306	HSBCU	04/22/22	USD	1,645,295	22,592
EUR	891,449	ANZ	05/12/22	USD	988,672	(1,308)
EUR	617,077	HSBCU	05/12/22	USD	689,025	(5,555)
EUR	6,421,371	JPMC	05/12/22	USD	7,166,736	(54,469)
EUR	865,781	MSCS	05/12/22	USD	960,729	(1,796)
EUR	925,534	MSCS	05/12/22	USD	1,011,830	13,286
EUR	4,437,537	MSCS	05/12/22	USD	5,078,490	(163,505)
EUR	1,092,128	NWM	05/12/22	USD	1,203,227	6,407
EUR	17,625	SSBT	05/12/22	USD	19,400	121
EUR	99,929	SSBT	05/12/22	USD	113,157	(2,477)
EUR	113,648	SSBT	05/12/22	USD	129,873	(3,998)
EUR	120,272	SSBT	05/12/22	USD	132,430	782
EUR	180,133	SSBT	05/12/22	USD	204,172	(4,657)
EUR	226,236	SSBT	05/12/22	USD	258,944	(8,366)
EUR	412,945	SSBT	05/12/22	USD	457,816	(441)
EUR	461,648	SSBT	05/12/22	USD	524,641	(13,323)
EUR	544,254	SSBT	05/12/22	USD	619,652	(16,841)
EUR	989,677	SSBT	05/12/22	USD	1,079,718	16,441
EUR	1,211,076	UBSA	05/12/22	USD	1,344,714	(3,334)
EUR	1,274,003	UBSA	05/12/22	USD	1,399,036	12,041
EUR	1,361,008	UBSA	05/12/22	USD	1,557,369	(49,926)
EUR	1,553,165	UBSA	05/12/22	USD	1,769,206	(48,931)
EUR	10,058,079	UBSA	05/12/22	USD	11,138,116	2,144
GBP	973,819	JPMC	06/09/22	USD	1,271,592	7,288
GBP	347,198	SSBT	06/09/22	USD	453,469	2,492
IDR	2,979,577,689	BBP	04/28/22	USD	207,033	223
JPY	108,616,887	BNP	04/28/22	USD	941,533	(48,941)
JPY	311,736,678	BOA	04/28/22	USD	2,697,658	(135,866)
JPY	496,298,632	BOA	04/28/22	USD	4,297,708	(219,221)
JPY	397,786,195	DBAG	04/28/22	USD	3,400,512	(131,581)
JPY	311,580,049	MSCS	04/28/22	USD	2,711,791	(151,286)
JPY	6,679,815	SSBT	04/28/22	USD	54,824	69
NZD	21,765	SSBT	06/10/22	USD	14,795	272
RUB	48,653,413	CBNA	05/06/22	USD	540,593	36,319
ZAR	4,242,467	SSBT	04/21/22	USD	276,527	13,177

Contracts to Deliver
AUD	30,101,348	ANZ	04/28/22	USD	21,254,412	(1,276,799)
AUD	10,698,456	HSBCU	04/28/22	USD	7,755,311	(252,608)
AUD	109,332	SSBT	04/28/22	USD	77,267	(4,569)
AUD	29,554	SSBT	04/28/22	USD	22,163	42
BRL	11,562,551	BBP	04/04/22	USD	2,263,789	(164,783)
BRL	11,562,551	HSBCU	04/04/22	USD	2,440,489	11,918
BRL	11,562,551	HSBCU	05/03/22	USD	2,391,230	(17,925)
CAD	6,462,096	HSBCU	04/22/22	USD	5,048,990	(119,578)
CAD	1,393,578	JPMC	04/22/22	USD	1,113,223	(1,401)
CAD	12,193,819	MSCS	04/22/22	USD	9,590,256	(162,707)
CAD	1,895,314	MSCS	04/22/22	USD	1,490,636	(25,290)
CAD	524,224	SSBT	04/22/22	USD	413,285	(6,004)

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	130,726	SSBT	04/22/22	USD	102,892	$(1,667)
CNY	37,446	BNP	05/18/22	USD	5,854	(34)
EUR	5,029,684	BOA	05/12/22	USD	5,541,597	(29,246)
EUR	4,316,654	BOA	05/12/22	USD	4,752,891	(28,205)
EUR	1,605,282	BOA	05/12/22	USD	1,778,813	814
EUR	2,992,235	JPMC	05/12/22	USD	3,330,849	16,669
EUR	943,976	JPMC	05/12/22	USD	1,048,261	2,720
EUR	921,804	JPMC	05/12/22	USD	1,046,952	25,968
EUR	2,058,846	MSCS	05/12/22	USD	2,356,817	76,453
EUR	1,595,562	MSCS	05/12/22	USD	1,826,023	58,790
EUR	417,441	SSBT	05/12/22	USD	476,237	13,881
EUR	399,692	SSBT	05/12/22	USD	441,568	(1,128)
EUR	342,188	SSBT	05/12/22	USD	374,767	(4,239)
EUR	307,247	SSBT	05/12/22	USD	338,205	(2,099)
EUR	266,991	SSBT	05/12/22	USD	293,418	(2,299)
EUR	253,205	SSBT	05/12/22	USD	290,063	9,615
EUR	184,601	SSBT	05/12/22	USD	210,266	5,803
EUR	59,358	SSBT	05/12/22	USD	67,928	2,183
EUR	153,534,621	UBSA	05/12/22	USD	175,685,981	5,632,080
GBP	28,074,436	MSCS	06/09/22	USD	36,676,303	(192,807)
GBP	323,648	SSBT	06/09/22	USD	426,178	1,143
GBP	80,683	SSBT	06/09/22	USD	105,378	(579)
IDR	49,486,181,576	SCB	04/28/22	USD	3,427,021	(15,183)
IDR	19,321,519,968	SCB	04/28/22	USD	1,337,129	(6,854)
IDR	14,925,164,076	SCB	04/28/22	USD	1,033,599	(4,579)
JPY	10,648,664,943	SCB	04/28/22	USD	92,682,112	5,173,435
JPY	745,283,823	SSBT	04/28/22	USD	6,117,787	(6,812)
JPY	218,680,642	SSBT	04/28/22	USD	1,902,097	105,021
JPY	130,500,334	SSBT	04/28/22	USD	1,131,563	59,137
JPY	3,460,895	SSBT	04/28/22	USD	28,229	(212)
KRW	10,826,130,933	BOA	04/28/22	USD	9,097,971	170,084
KRW	8,858,330	BOA	04/28/22	USD	7,444	139
MYR	9,514,791	BBP	06/16/22	USD	2,243,525	(15,672)
NZD	2,240,839	SCB	06/10/22	USD	1,525,149	(26,127)
RUB	48,653,413	CBNA	05/06/22	USD	346,781	(230,132)
SGD	37,824	SSBT	04/21/22	USD	28,071	166
THB	94,869,947	SSBT	06/16/22	USD	2,856,238	185

Net Unrealized Appreciation						$7,897,612

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/22	90	AUD	11,406,873	$(382,529)
Canada Government Bond 10 Year Futures	06/21/22	27	CAD	3,525,120	(145,409)
Euro-Bobl Futures	06/08/22	90	EUR	11,597,400	62,582
Euro-Bund Futures	06/08/22	22	EUR	3,490,520	(68,742)
U.S. Treasury Long Bond Futures	06/21/22	14	USD	2,100,875	(69,145)
U.S. Treasury Note 10 Year Futures	06/21/22	173	USD	21,257,375	(565,194)
U.S. Treasury Note 5 Year Futures	06/30/22	163	USD	18,694,063	(562,335)
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	94	USD	12,734,063	(357,693)
U.S. Treasury Ultra Long Bond Futures	06/21/22	31	USD	5,490,875	(188,687)

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-OAT Futures	06/08/22	(28)	EUR	(4,242,280)	$73,638
Japanese Government 10 Year Bond Futures	06/13/22	(5)	JPY	(748,500,000)	(26,792)

Net Unrealized Depreciation					$(2,230,306)

Purchased Options

Credit Default Swaptions	Strike Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	USD 99.000	MSC	CDX.NA.HY.37	Buy	05/18/22	28,872,000	USD	28,872,000	$303,156	$48,572	$(254,584)
Put - OTC - 5 Yr. CDS	USD 100.000	MSC	CDX.NA.HY.37	Buy	05/18/22	284,000	USD	284,000	3,181	594	(2,587)

Totals									$306,337	$49,166	$(257,171)

Written Options

Credit Default Swaptions	Strike Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	USD 97.000	MSC	CDX.NA.HY.37	Sell	05/18/22	(284,000)	USD	(284,000)	$(1,875)	$(314)	$1,561
Put - OTC - 5 Yr. CDS	USD 97.000	MSC	CDX.NA.HY.37	Sell	05/18/22	(28,872,000)	USD	(28,872,000)	(202,104)	(31,921)	170,183

Totals									$(203,979)	$(32,235)	$171,744

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M NZDBB	Quarterly	2.503%	Quarterly	11/02/24	NZD	7,847,000	$(113,997)	$—	$(113,997)
Pay	3M NZDBB	Quarterly	2.580%	Quarterly	11/01/24	NZD	2,933,000	(38,559)	—	(38,559)
Pay	6M EURIBOR	Semi-Annually	(0.017%)	Semi-Annually	09/30/50	EUR	3,800,000	(1,104,070)	—	(1,104,070)
Pay	6M EURIBOR	Semi-Annually	(0.043%)	Semi-Annually	11/10/50	EUR	3,820,000	(1,138,999)	—	(1,138,999)
Pay	7 Day CNRR	Quarterly	1.780%	Quarterly	05/06/25	CNY	40,620,000	(103,724)	—	(103,724)
Pay	7 Day CNRR	Quarterly	2.360%	Quarterly	07/01/25	CNY	50,360,000	2,956	—	2,956
Pay	7 Day CNRR	Quarterly	2.465%	Quarterly	12/01/26	CNY	37,030,000	8,091	—	8,091
Pay	7 Day CNRR	Quarterly	2.528%	Quarterly	09/15/26	CNY	38,340,000	25,881	—	25,881
Pay	7 Day CNRR	Quarterly	2.568%	Quarterly	07/20/25	CNY	79,220,000	85,095	—	85,095
Pay	7 Day CNRR	Quarterly	2.585%	Quarterly	08/03/25	CNY	41,560,000	47,049	—	47,049
Pay	7 Day CNRR	Quarterly	2.595%	Quarterly	11/02/25	CNY	40,400,000	47,116	—	47,116
Pay	7 Day CNRR	Quarterly	2.598%	Quarterly	07/16/25	CNY	79,300,000	96,407	—	96,407
Pay	7 Day CNRR	Quarterly	2.600%	Quarterly	09/29/25	CNY	40,730,000	48,905	—	48,905
Pay	7 Day CNRR	Quarterly	2.605%	Quarterly	02/04/25	CNY	25,990,000	31,939	—	31,939
Pay	7 Day CNRR	Quarterly	2.800%	Quarterly	02/01/26	CNY	47,100,000	108,797	—	108,797
Pay	7 Day CNRR	Quarterly	2.855%	Quarterly	11/22/24	CNY	26,130,000	57,465	—	57,465
Pay	7 Day CNRR	Quarterly	2.983%	Quarterly	01/06/25	CNY	69,210,000	191,716	—	191,716
Receive	6M EURIBOR	Semi-Annually	0.022%	Semi-Annually	11/10/50	EUR	3,820,000	1,071,005	28,421	1,042,584
Receive	6M EURIBOR	Semi-Annually	0.122%	Semi-Annually	09/30/50	EUR	3,800,000	960,424	—	960,424

Totals								$283,497	$28,421	$255,076

BHFTI-40

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
China Government International Bond, 7.500%, due 10/28/27	(1.000%)	Quarterly	06/20/27	0.605%	USD	2,390,000	$(46,208)	$(45,712)	$(496)
Colombia Government International Bond, 10.375%, due 01/28/33	(1.000%)	Quarterly	06/20/27	1.918%	USD	2,060,000	90,010	99,335	(9,325)
Indonesia Government International Bond, 4.125%, due 01/15/25	(1.000%)	Quarterly	06/20/27	0.842%	USD	2,350,000	(18,059)	(1,679)	(16,380)
Republic of South Africa, 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/26	1.952%	USD	1,120,000	46,325	45,870	455
Republic of South Africa, 5.875%, due 09/16/25	(1.000%)	Quarterly	06/20/27	2.091%	USD	1,120,000	57,846	58,005	(159)
Republic of Turkey, 11.875%, due 01/15/30	(1.000%)	Quarterly	06/20/27	5.498%	USD	350,000	65,661	69,667	(4,006)

Totals							$195,575	$225,486	$(29,911)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.37.V1	(1.000%)	Quarterly	06/20/27	2.269%	USD	12,150,000	$711,970	$750,544	$(38,574)
CDX.NA.HY.38.V1	(5.000%)	Quarterly	06/20/27	3.731%	USD	17,250,000	(954,844)	(833,932)	(120,912)
ITRX.EUR.36.V1	(1.000%)	Quarterly	12/20/26	0.654%	EUR	11,180,000	(197,088)	(199,786)	2,698
ITRX.EUR.XOVER 36.V1	(5.000%)	Quarterly	12/20/26	3.106%	EUR	7,280,000	(640,051)	(489,409)	(150,642)

Totals							$(1,080,013)	$(772,583)	$(307,430)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Republic of South Africa, 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	1.952%	USD	1,120,000	$(46,325)	$(45,542)	$(783)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	66.736%	USD	905,786	$(221,072)	$(74,752)	$(146,320)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	66.736%	USD	1,359,157	(331,724)	(111,604)	(220,120)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	66.736%	USD	10,462,928	(2,553,645)	(885,013)	(1,668,632)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	66.736%	USD	905,786	(221,072)	(74,395)	(146,677)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	66.736%	USD	453,371	(110,653)	(37,227)	(73,426)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	66.736%	USD	2,792,537	(681,563)	(281,458)	(400,105)

Totals								$(4,119,729)	$(1,464,449)	$(2,655,280)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTI-41

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSCS)—	Morgan Stanley Capital Services LLC
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China 7 Day Reverse Repo Rates
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(ICE)—	Intercontinental Exchange, Inc.
(STACR)—	Structured Agency Credit Risk

BHFTI-42

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$404,336,081	$—	$404,336,081
Total Corporate Bonds & Notes*	—	242,728,034	—	242,728,034
Total U.S. Treasury & Government Agencies*	—	38,862,121	—	38,862,121
Total Mortgage-Backed Securities*	—	15,289,854	—	15,289,854
Total Asset-Backed Securities*	—	11,813,839	—	11,813,839
Total Short-Term Investment*	—	17,569,036	—	17,569,036
Securities Lending Reinvestments
Repurchase Agreement	—	1,068,134	—	1,068,134
Mutual Funds	6,499,841	—	—	6,499,841
Total Securities Lending Reinvestments	6,499,841	1,068,134	—	7,567,975
Total Purchased Options at Value	—	49,166	—	49,166
Total Investments	$6,499,841	$731,716,265	$—	$738,216,106

Collateral for Securities Loaned (Liability)	$—	$(7,567,975)	$—	$(7,567,975)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,575,570	$—	$11,575,570
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,677,958)	—	(3,677,958)
Total Forward Contracts	$—	$7,897,612	$—	$7,897,612
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$136,220	$—	$—	$136,220
Futures Contracts (Unrealized Depreciation)	(2,366,526)	—	—	(2,366,526)
Total Futures Contracts	$(2,230,306)	$—	$—	$(2,230,306)
Total Written Options at Value	$—	$(32,235)	$—	$(32,235)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,757,578	$—	$2,757,578
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,839,843)	—	(2,839,843)
Total Centrally Cleared Swap Contracts	$—	$(82,265)	$—	$(82,265)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(4,166,054)	$—	$(4,166,054)
Total OTC Swap Contracts	$—	$(4,166,054)	$—	$(4,166,054)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-43

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Auto Components—3.0%
Aptiv plc (a)	40,930	$4,899,730
Lear Corp. (b)	65,464	9,334,512

		14,234,242

Banks—4.4%
Fifth Third Bancorp	203,952	8,778,094
PacWest Bancorp	67,681	2,919,082
Regions Financial Corp. (b)	308,267	6,862,023
Zions Bancorp N.A.	34,830	2,283,455

		20,842,654

Beverages—2.5%
Keurig Dr Pepper, Inc.	317,567	12,035,789

Building Products—5.2%
Builders FirstSource, Inc. (a)	90,870	5,864,750
Carlisle Cos., Inc.	76,910	18,913,707

		24,778,457

Capital Markets—0.8%
LPL Financial Holdings, Inc.	20,504	3,745,671

Chemicals—1.7%
Celanese Corp.	30,174	4,310,960
FMC Corp. (b)	28,734	3,780,532

		8,091,492

Commercial Services & Supplies—3.2%
Republic Services, Inc.	113,544	15,044,580

Communications Equipment—1.0%
Juniper Networks, Inc.	128,379	4,770,564

Construction & Engineering—2.3%
API Group Corp. (a) (b)	117,922	2,479,900
MasTec, Inc. (a) (b)	97,761	8,514,983

		10,994,883

Construction Materials—1.0%
Vulcan Materials Co.	26,781	4,919,670

Consumer Finance—1.5%
Discover Financial Services	64,737	7,133,370

Containers & Packaging—0.8%
AptarGroup, Inc.	33,239	3,905,583

Distributors—2.7%
LKQ Corp.	278,603	12,651,362

Electric Utilities—5.0%
American Electric Power Co., Inc.	121,504	12,122,454
FirstEnergy Corp.	252,125	11,562,453

		23,684,907

Energy Equipment & Services—1.2%
Baker Hughes Co.	61,320	2,232,661
NOV, Inc. (b)	175,700	3,445,477

		5,678,138

Equity Real Estate Investment Trusts—2.9%
American Campus Communities, Inc. (b)	126,610	7,086,362
Gaming and Leisure Properties, Inc.	140,578	6,597,325

		13,683,687

Health Care Equipment & Supplies—3.9%
Alcon, Inc. (b)	135,671	10,762,780
Zimmer Biomet Holdings, Inc.	59,162	7,566,820

		18,329,600

Health Care Providers & Services—3.9%
Humana, Inc.	25,256	10,990,653
Universal Health Services, Inc. - Class B (b)	53,862	7,807,297

		18,797,950

Hotels, Restaurants & Leisure—1.2%
Wendy’s Co. (The)	22,359	491,227
Yum China Holdings, Inc.	128,441	5,335,439

		5,826,666

Household Durables—2.8%
DR Horton, Inc.	147,140	10,963,401
Helen of Troy, Ltd. (a) (b)	11,034	2,160,899

		13,124,300

Household Products—4.4%
Church & Dwight Co., Inc.	86,857	8,631,848
Reynolds Consumer Products, Inc. (b)	417,511	12,249,773

		20,881,621

Insurance—9.6%
Allstate Corp. (The)	54,506	7,549,626
Arch Capital Group, Ltd. (a)	324,556	15,715,002
Axis Capital Holdings, Ltd.	16,219	980,763
Brown & Brown, Inc.	197,164	14,249,042
Loews Corp.	107,859	6,991,420

		45,485,853

IT Services—4.8%
Amdocs, Ltd.	169,090	13,900,889
Euronet Worldwide, Inc. (a)	70,343	9,155,141

		23,056,030

Machinery—4.5%
Donaldson Co., Inc. (b)	124,081	6,443,526
Gates Industrial Corp. plc (a) (b)	313,809	4,725,964
Stanley Black & Decker, Inc.	73,974	10,340,825

		21,510,315

BHFTI-44

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—1.5%
Freeport-McMoRan, Inc.	148,020	$7,362,515

Mortgage Real Estate Investment Trusts—1.9%
Annaly Capital Management, Inc. (b)	1,286,602	9,057,678

Oil, Gas & Consumable Fuels—5.1%
Devon Energy Corp.	81,917	4,843,752
EOG Resources, Inc.	79,138	9,435,624
Valero Energy Corp.	96,355	9,783,887

		24,063,263

Professional Services—2.7%
Dun & Bradstreet Holdings, Inc. (a) (b)	156,184	2,736,344
Jacobs Engineering Group, Inc.	75,075	10,346,086

		13,082,430

Real Estate Management & Development—2.7%
CBRE Group, Inc. - Class A (a)	139,807	12,795,137

Software—1.7%
NCR Corp. (a) (b)	202,617	8,143,177

Special Purpose Acquisition Companies—1.3%
Pershing Square Tontine Holdings, Ltd. - Class A (a)	311,724	6,200,190

Specialty Retail—1.1%
Best Buy Co., Inc. (b)	59,601	5,417,731

Trading Companies & Distributors—2.7%
AerCap Holdings NV (a)	259,693	13,057,364

Water Utilities—2.1%
American Water Works Co., Inc.	59,804	9,899,356

Total Common Stocks (Cost $349,429,032)		462,286,225

Mutual Funds—1.2%

Investment Company Securities—1.2%
SPDR S&P Oil & Gas Exploration & Production ETF (b) (Cost $2,890,583)	43,908	5,907,821

Warrants—0.0%

Special Purpose Acquisition Companies—0.0%
Liberty Media Acquisition Corp., Expires 12/31/27 (a)	16,674	11,172
Pershing Square Tontine Holdings, Ltd., Expires 07/24/25 (a)	37,827	35,557

Total Warrants (Cost $250,947)		46,729

Short-Term Investment—1.7%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $7,927,911; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/25, with a market value of $8,086,498.	7,927,911	$7,927,911

Total Short-Term Investments (Cost $7,927,911)		7,927,911

Securities Lending Reinvestments (c)—14.7%

Certificates of Deposit—0.7%
Credit Agricole S.A. 0.590%, 05/24/22	1,000,000	999,880
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	998,726
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	300,000	299,949
0.720%, SOFR + 0.440%, 09/26/22 (d)	1,000,000	1,000,199

		3,298,754

Repurchase Agreements—10.9%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $3,001,750; collateralized by various Common Stock with an aggregate market value of $3,334,370.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $10,246,976; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $10,451,846.	10,246,908	10,246,908
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $5,000,040; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $1,000,603; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $1,070,061.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,100,009; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,122,000.	1,100,000	1,100,000

BHFTI-45

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $2,500,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $2,551,422.	2,500,000	$2,500,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $7,400,648; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $8,182,910.	7,400,000	7,400,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $8,100,099; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $8,994,050.	8,100,000	8,100,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,000,094; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,110,377.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $7,600,076; collateralized by various Common Stock with an aggregate market value of $8,445,143.	7,600,000	7,600,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $500,005; collateralized by various Common Stock with an aggregate market value of $555,601.	500,000	500,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $2,600,030; collateralized by various Common Stock with an aggregate market value of $2,889,353.	2,600,000	2,600,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $1,400,114; collateralized by various Common Stock with an aggregate market value of $1,555,806.	1,400,000	1,400,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $500,006; collateralized by various Common Stock with an aggregate market value of $579,094.	500,000	500,000

		51,946,908

Time Deposits—1.8%
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000

Time Deposits—(Continued)
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	2,500,000	2,500,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		8,500,000

Mutual Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (e)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.160% (e)	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $69,746,891)		69,745,662

Total Investments—114.7% (Cost $430,245,364)		545,914,348
Other assets and liabilities (net)—(14.7)%		(70,001,668)

Net Assets—100.0%		$475,912,680

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $67,176,010 and the collateral received consisted of cash in the amount of $69,746,673. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-46

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$462,286,225	$—	$—	$462,286,225
Total Mutual Funds*	5,907,821	—	—	5,907,821
Total Warrants*	46,729	—	—	46,729
Total Short-Term Investment*	—	7,927,911	—	7,927,911
Securities Lending Reinvestments
Certificates of Deposit	—	3,298,754	—	3,298,754
Repurchase Agreements	—	51,946,908	—	51,946,908
Time Deposits	—	8,500,000	—	8,500,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	63,745,662	—	69,745,662
Total Investments	$474,240,775	$71,673,573	$—	$545,914,348

Collateral for Securities Loaned (Liability)	$—	$(69,746,673)	$—	$(69,746,673)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-47

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	8,988,722	$364,762,348
American Funds American Mutual Fund (Class R-6)	6,457,889	342,009,804
American Funds Capital World Bond Fund (Class 1) (a)	12,522,910	135,247,429
American Funds Fundamental Investors Fund (Class R-6)	5,394,007	385,078,140
American Funds Growth Fund (Class 1)	3,442,279	400,371,480
American Funds Growth-Income Fund (Class 1)	6,825,136	434,829,435
American Funds High-Income Trust Fund (Class R-6)	18,891,672	189,672,385
American Funds International Fund (Class 1) (a)	14,106,955	289,474,727
American Funds International Growth & Income Fund (Class R-6) (a)	11,012,379	392,921,696
American Funds New World Fund (Class 1)	3,112,104	88,757,200
American Funds SMALLCAP World Fund (Class R-6)	1,862,350	130,681,129
American Funds The Bond Fund of America (Class 1) (a)	56,471,218	600,289,053

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	37,809,601	511,941,995
American Funds Washington Mutual Investors Fund (Class 1) (a)	22,014,650	390,319,752

Total Mutual Funds (Cost $4,096,552,713)		4,656,356,573

Total Investments—100.1% (Cost $4,096,552,713)		4,656,356,573
Other assets and liabilities (net)—(0.1)%		(2,630,274)

Net Assets—100.0%		$4,653,726,299

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,656,356,573	$—	$—	$4,656,356,573
Total Investments	$4,656,356,573	$—	$—	$4,656,356,573

BHFTI-48

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	8,946,194	$363,036,541
American Funds American Mutual Fund (Class R-6)	5,651,613	299,309,439
American Funds Capital World Bond Fund (Class 1) (a)	5,666,576	61,199,018
American Funds Fundamental Investors Fund (Class R-6)	5,067,786	361,789,239
American Funds Growth Fund (Class 1)	2,939,057	341,841,681
American Funds Growth-Income Fund (Class 1)	5,183,022	330,210,303
American Funds High-Income Trust Fund (Class R-6)	9,610,210	96,486,509
American Funds International Fund (Class 1) (a)	13,029,565	267,366,676
American Funds International Growth & Income Fund (Class R-6) (a)	9,460,480	337,549,934
American Funds New World Fund (Class 1)	3,220,562	91,850,438
American Funds SMALLCAP World Fund (Class R-6)	2,149,457	150,827,385
American Funds The Bond Fund of America (Class 1)	11,843,056	125,891,686

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	2,337,799	31,653,800
American Funds Washington Mutual Investor Fund (Class 1) (a)	18,753,516	332,499,838

Total Mutual Funds (Cost $2,642,997,543)		3,191,512,487

Total Investments—100.1% (Cost $2,642,997,543)		3,191,512,487
Other assets and liabilities (net)—(0.1)%		(1,876,247)

Net Assets—100.0%		$3,189,636,240

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,191,512,487	$—	$—	$3,191,512,487
Total Investments	$3,191,512,487	$—	$—	$3,191,512,487

BHFTI-49

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Growth Fund (Class 1) (a)
(Cost $1,199,933,587)	15,185,943	$1,766,277,048

Total Investments—100.1% (Cost $1,199,933,587)		1,766,277,048
Other assets and liabilities (net)—(0.1)%		(1,054,269)

Net Assets—100.0%		$1,765,222,779

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,766,277,048	$—	$—	$1,766,277,048
Total Investments	$1,766,277,048	$—	$—	$1,766,277,048

BHFTI-50

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	2,937,787	$119,215,385
American Funds American Mutual Fund (Class R-6)	3,847,529	203,765,132
American Funds Capital World Bond Fund (Class 1) (a)	6,589,744	71,169,231
American Funds Fundamental Investors Fund (Class R-6)	1,758,482	125,538,058
American Funds Growth Fund (Class 1)	1,048,963	122,004,907
American Funds Growth-Income Fund (Class 1)	3,167,844	201,823,348
American Funds High-Income Trust Fund (Class R-6)	12,422,118	124,718,064
American Funds International Fund (Class 1)	6,092,480	125,017,690
American Funds International Growth & Income Fund (Class R-6)	4,283,194	152,824,377
American Funds New World Fund (Class 1)	821,397	23,426,241
American Funds SMALLCAP World Fund (Class R-6)	328,912	23,079,761

Investment Company Securities—(Continued)
American Funds The Bond Fund of America (Class 1) (a)	43,681,783	464,337,356
American Funds U.S. Government Securities Fund (Class R-6)	36,211,647	490,305,699
American Funds Washington Mutual Investors Fund (Class 1)	11,482,211	203,579,601

Total Mutual Funds (Cost $2,242,842,614)		2,450,804,850

Total Investments—100.1% (Cost $2,242,842,614)		2,450,804,850
Other assets and liabilities (net)—(0.1)%		(1,548,577)

Net Assets—100.0%		$2,449,256,273

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,450,804,850	$—	$—	$2,450,804,850
Total Investments	$2,450,804,850	$—	$—	$2,450,804,850

BHFTI-51

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—86.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—86.4%
Communication Services Select Sector SPDR Fund (a)	1,152,365	$79,259,665
Consumer Discretionary Select Sector SPDR Fund (a)	545,772	100,967,820
Consumer Staples Select Sector SPDR Fund (a)	678,407	51,484,307
Energy Select Sector SPDR Fund (a)	426,311	32,587,213
Financial Select Sector SPDR Fund (a)	2,431,658	93,181,134
Health Care Select Sector SPDR Fund (a)	838,610	114,881,184
Industrial Select Sector SPDR Fund (a)	657,042	67,662,185
iShares Core MSCI EAFE ETF (a) (b)	17,301,112	1,202,600,295
iShares Core S&P 500 ETF (a) (b)	1,315,299	596,738,003
iShares Core U.S. Aggregate Bond ETF (b)	8,191,970	877,359,987
iShares U.S. Real Estate ETF (a)(b)	1,061,068	114,828,779
Materials Select Sector SPDR Fund (a)	251,698	22,187,179
Real Estate Select Sector SPDR Fund (a)	475,275	22,965,288
Technology Select Sector SPDR Fund (a)	1,492,433	237,192,377
Utilities Select Sector SPDR Fund (a)	309,556	23,049,540
Vanguard Total Bond Market ETF (a)	13,150,670	1,046,004,292

Total Mutual Funds (Cost $4,010,596,235)		4,682,949,248

Short-Term Investments—9.7%

Mutual Funds—5.6%
SSGA USD Liquidity Fund, D Shares, 0.269% (c)	306,060,800	306,060,800

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $221,743,289; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 1.000%, maturity dates ranging from 10/15/24 - 12/15/24, and an aggregate market value of $226,178,237.	221,743,289	221,743,289

Total Short-Term Investments (Cost $527,804,089)		527,804,089

Securities Lending Reinvestments (d)—23.7%

Certificates of Deposit—7.4%
Bank of Montreal 0.300%, 06/02/22	22,000,000	21,983,852
Bank of Nova Scotia 0.520%, SOFR + 0.250%, 02/17/23 (e)	8,000,000	7,982,219
Barclays Bank plc 0.180%, 04/07/22	35,000,000	34,998,705
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (e)	15,000,000	14,978,880
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (e)	8,000,000	7,988,121
0.770%, SOFR + 0.500%, 03/03/23 (e)	27,000,000	27,017,149
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (e)	15,000,000	15,000,000
Credit Agricole Corp. & Investment Bank (NY) 0.410%, SOFR + 0.140%, 05/16/22 (e)	15,000,000	14,995,020

Certificates of Deposit—(Continued)
Credit Industriel et Commercial Zero Coupon, 04/14/22	19,000,000	18,996,770
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (e)	3,000,000	2,994,465
Credit Suisse Group AG 0.830%, 06/03/22	26,000,000	26,004,784
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (e)	15,000,000	14,980,890
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (e)	16,000,000	15,989,744
Mizuho Bank, Ltd. 0.250%, 05/05/22	10,000,000	9,996,910
MUFG Bank Ltd. 0.470%, SOFR + 0.190%, 08/22/22 (e)	11,000,000	10,990,270
0.780%, SOFR + 0.500%, 05/09/22 (e)	15,000,000	15,004,661
National Australia Bank, Ltd. Zero Coupon, 04/25/22	11,000,000	10,996,040
National Westminster Bank plc 0.440%, 05/11/22	15,000,000	14,997,300
Natixis S.A. (New York) 0.330%, 06/09/22	15,000,000	14,987,310
0.450%, SOFR + 0.180%, 06/17/22 (e)	18,000,000	17,995,381
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (e)	10,000,000	9,999,980
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	4,925,557	4,924,720
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (e)	25,000,000	24,941,550
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (e)	15,000,000	14,987,750
Sumitomo Mitsui Banking Corp. 0.200%, 04/26/22	4,000,000	3,999,096
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (e)	10,000,000	9,999,998
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (e)	10,000,000	9,997,040
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (e)	5,000,000	4,984,365

		402,712,970

Commercial Paper—0.9%
Antalis S.A. 0.800%, 06/01/22	10,000,000	9,983,930
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (e)	20,000,000	20,007,980
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (e)	20,000,000	19,979,820

		49,971,730

Master Demand Notes—0.2%
Natixis Financial Products LLC 0.550%, OBFR + 0.230%, 04/01/22 (e)	4,000,000	4,000,000
0.570%, OBFR + 0.250%, 04/01/22 (e)	8,000,000	8,000,000

		12,000,000

BHFTI-52

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—12.1%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $63,036,750; collateralized by various Common Stock with an aggregate market value of $70,021,778.	63,000,000	$63,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $12,003,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $12,701,035.	12,000,000	12,000,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $18,010,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $18,934,026.	18,000,000	18,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $5,000,040; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $20,012,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $21,401,218.	20,000,000	20,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $27,700,231; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $28,254,009.	27,700,000	27,700,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $65,760,470; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/10/22 - 08/11/22, and an aggregate market value of $67,075,221.	65,759,996	65,759,996
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $10,000,089; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $10,205,689.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $71,004,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $72,460,391.	71,000,000	71,000,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $174,015,225; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $192,408,973.	174,000,000	174,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $6,700,082; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $7,439,523.	6,700,000	6,700,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $26,202,471; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $29,091,866.	26,200,000	26,200,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/22 at 0.570%, due on 05/05/22 with a maturity value of $20,011,083; collateralized by various Common Stock with an aggregate market value of $22,222,574.	20,000,000	20,000,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $20,000,200; collateralized by various Common Stock with an aggregate market value of $22,224,058.	20,000,000	20,000,000
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $30,759,818; collateralized by various Common Stock with an aggregate market value of $34,180,057.	10,759,510	10,759,510
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $11,000,116; collateralized by various Common Stock with an aggregate market value of $12,223,232.	11,000,000	11,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $40,000,456; collateralized by various Common Stock with an aggregate market value of $44,451,589.	40,000,000	40,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $40,003,267; collateralized by various Common Stock with an aggregate market value of $44,451,589.	40,000,000	40,000,000

BHFTI-53

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $10,000,111; collateralized by various Common Stock with an aggregate market value of $11,266,654.	10,000,000	$10,000,000
Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $ 15,877,128; collateralized by various Common Stock with an aggregate market value of $18,073,270.	5,876,951	5,876,951

		656,996,457

Time Deposits—2.5%
DZ Bank AG (NY) 0.300%, 04/01/22	25,000,000	25,000,000
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	20,000,000	20,000,000
Jyske Bank A/S 0.750%, 04/11/22	7,000,000	7,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (e)	26,500,000	26,500,000
0.390%, OBFR + 0.070%, 04/07/22 (e)	20,000,000	20,000,000
Skandi (NY) 0.300%, 04/01/22	35,000,000	35,000,000

		133,500,000

Mutual Funds—0.6%
AB Government Money Market Portfolio, Institutional Class 0.190% (c)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (c)	5,000,000	5,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.250% (c)	20,000,000	20,000,000

		30,000,000

Total Securities Lending Reinvestments (Cost $1,285,406,761)		1,285,181,157

Total Investments—119.8% (Cost $5,823,807,085)		6,495,934,494
Other assets and liabilities (net)—(19.8)%		(1,072,497,167)

Net Assets—100.0%		$5,423,437,327

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $1,244,373,954 and the collateral received consisted of cash in the amount of $1,285,372,609 and non-cash collateral with a value of $8,113,037. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,079,000	DBAG	06/15/22	USD	6,671,641	$130,364
AUD	82,766,000	GSI	06/15/22	USD	60,758,521	1,249,940
EUR	164,398,446	JPMC	06/15/22	USD	183,177,779	(820,813)
JPY	7,468,910,000	GSI	06/15/22	USD	64,935,468	(3,470,701)
JPY	1,595,831,977	JPMC	06/15/22	USD	13,832,927	(700,161)

Contracts to Deliver
AUD	91,844,573	JPMC	06/15/22	USD	66,959,047	(1,851,100)
CAD	441	GSI	06/15/22	USD	348	(4)
EUR	87,990,875	DBAG	06/15/22	USD	98,040,823	438,021
EUR	164,398,000	GSI	06/15/22	USD	179,183,956	(3,172,515)
JPY	7,675,920,778	JPMC	06/15/22	USD	66,546,872	3,378,527
JPY	7,468,909,841	JPMC	06/15/22	USD	64,751,055	3,286,289

Net Unrealized Depreciation						$(1,532,153)

BHFTI-54

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	06/17/22	556	GBP	41,622,160	$2,613,389
FTSE MIB Index Futures	06/17/22	180	EUR	21,965,400	1,443,072
IBEX 35 Index Futures	04/14/22	281	EUR	23,648,679	599,279
MSCI EAFE Index Mini Futures	06/17/22	1,520	USD	162,974,400	5,378,918
Russell 2000 Index E-Mini Futures	06/17/22	982	USD	101,460,240	2,913,559
TOPIX Index Futures	06/09/22	1,008	JPY	19,620,720,000	14,739,121

Futures Contracts—Short
S&P 500 Index E-Mini Futures	06/17/22	(85)	USD	(19,255,688)	1,700
U.S. Treasury Note 5 Year Futures	06/30/22	(2,351)	USD	(269,630,313)	8,715,084
U.S. Treasury Ultra Long Bond Futures	06/21/22	(554)	USD	(98,127,250)	3,549,097

Net Unrealized Appreciation					$39,953,219

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.260%	Annually	12/15/31	USD	327,000,000	$(24,806,383)	$196,170	$(25,002,554)
Pay	12M SOFR	Annually	1.630%	Annually	01/24/32	USD	323,000,000	(14,146,315)	77,596	(14,223,911)
Pay	12M SOFR	Annually	1.905%	Annually	03/17/32	USD	310,000,000	(6,075,529)	4,988	(6,080,516)
Pay	12M SOFR	Annually	1.925%	Annually	03/16/32	USD	267,000,000	(4,751,743)	4,295	(4,756,038)
Pay	12M SOFR	Annually	2.000%	Annually	03/22/32	USD	45,000,000	(497,952)	40,595	(538,548)
Pay	12M SOFR	Annually	2.010%	Annually	03/18/32	USD	350,000,000	(3,555,643)	591,496	(4,147,139)
Pay	12M SOFR	Annually	2.190%	Annually	03/24/32	USD	75,000,000	453,059	(45,724)	498,783

Totals								$(53,380,506)	$869,416	$(54,249,923)

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	0.090%	Quarterly	05/31/22	JPMC	S&P GSCI Commodity Index	USD	208,256,524	$7,251,823	$(9,137,869)	$16,389,693

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-55

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,682,949,248	$—	$—	$4,682,949,248
Short-Term Investments
Mutual Funds	306,060,800	—	—	306,060,800
Repurchase Agreement	—	221,743,289	—	221,743,289
Total Short-Term Investments	306,060,800	221,743,289	—	527,804,089
Securities Lending Reinvestments
Certificates of Deposit	—	402,712,970	—	402,712,970
Commercial Paper	—	49,971,730	—	49,971,730
Master Demand Notes	—	12,000,000	—	12,000,000
Repurchase Agreements	—	656,996,457	—	656,996,457
Time Deposits	—	133,500,000	—	133,500,000
Mutual Funds	30,000,000	—	—	30,000,000
Total Securities Lending Reinvestments	30,000,000	1,255,181,157	—	1,285,181,157
Total Investments	$5,019,010,048	$1,476,924,446	$—	$6,495,934,494

Collateral for Securities Loaned (Liability)	$—	$(1,285,372,609)	$—	$(1,285,372,609)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,483,141	$—	$8,483,141
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(10,015,294)	—	(10,015,294)
Total Forward Contracts	$—	$(1,532,153)	$—	$(1,532,153)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$39,953,219	$—	$—	$39,953,219
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$498,783	$—	$498,783
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(54,748,706)	—	(54,748,706)
Total Centrally Cleared Swap Contracts	$—	$(54,249,923)	$—	$(54,249,923)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$7,251,823	$—	$7,251,823

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—82.2% of Net Assets

Security Description	Principal Amount*	Value

Advertising—1.2%
Advantage Sales & Marketing, Inc. 6.500%, 11/15/28 (144A)	258,000	$244,179
Clear Channel International B.V. 6.625%, 08/01/25 (144A) (a)	809,000	823,158
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/27 (144A)	3,189,000	3,154,527
7.500%, 06/01/29 (144A)	2,759,000	2,753,082
7.750%, 04/15/28 (144A)	1,691,000	1,699,844
Lamar Media Corp. 4.000%, 02/15/30	132,000	125,565
Outfront Media Capital LLC / Outfront Media Capital Corp. 4.250%, 01/15/29 (144A)	351,000	326,518
4.625%, 03/15/30 (144A)	41,000	38,591
5.000%, 08/15/27 (144A)	366,000	357,794
Stagwell Global LLC 5.625%, 08/15/29 (144A) (a)	275,000	259,430
Summer BC Holdco A Sarl 5.750%, 10/31/26 (EUR)	100,000	112,049
9.250%, 10/31/27 (EUR)	90,105	102,445
Terrier Media Buyer, Inc. 8.875%, 12/15/27 (144A) (a)	1,535,000	1,561,862

		11,559,044

Aerospace/Defense—2.7%
Bombardier, Inc. 6.000%, 02/15/28 (144A) (a)	1,515,000	1,419,919
7.125%, 06/15/26 (144A) (a)	1,681,000	1,647,380
7.450%, 05/01/34 (144A)	110,000	111,650
7.500%, 12/01/24 (144A)	832,000	859,040
7.500%, 03/15/25 (144A)	60,000	60,306
7.875%, 04/15/27 (144A) (a)	1,270,000	1,243,476
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, 08/15/26 (144A)	664,000	597,600
Howmet Aerospace, Inc. 5.125%, 10/01/24	31,000	32,085
Rolls-Royce plc 5.750%, 10/15/27 (144A)	1,939,000	1,990,190
Spirit AeroSystems, Inc. 5.500%, 01/15/25 (144A)	379,000	379,947
7.500%, 04/15/25 (144A)	88,000	91,173
TransDigm, Inc. 4.625%, 01/15/29	914,000	854,562
4.875%, 05/01/29	775,000	726,384
6.250%, 03/15/26 (144A)	10,377,000	10,653,443
6.375%, 06/15/26	190,000	191,715
7.500%, 03/15/27	277,000	285,310
8.000%, 12/15/25 (144A)	1,955,000	2,044,500
Triumph Group, Inc. 8.875%, 06/01/24 (144A)	2,103,000	2,221,189

		25,409,869

Agriculture—0.0%
Tereos Finance Groupe I S.A. 7.500%, 10/30/25 (EUR)	100,000	114,626

Airlines—1.8%
Air Canada 3.875%, 08/15/26 (144A)	843,000	$795,581
Air France-KLM 3.875%, 07/01/26 (EUR)	100,000	100,669
American Airlines, Inc. 11.750%, 07/15/25 (144A)	1,871,000	2,184,374
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26 (144A)	1,262,020	1,271,485
5.750%, 04/20/29 (144A)	3,308,316	3,295,910
Delta Air Lines, Inc. 7.000%, 05/01/25 (144A)	248,000	265,637
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.750%, 10/20/28 (144A)	1,337,000	1,347,237
Deutsche Lufthansa AG 2.000%, 07/14/24 (EUR)	100,000	108,556
2.875%, 05/16/27 (EUR)	100,000	102,724
3.500%, 07/14/29 (EUR)	100,000	102,018
3.750%, 02/11/28 (EUR)	100,000	106,244
Finnair Oyj 4.250%, 05/19/25 (EUR)	100,000	98,024
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd. 5.750%, 01/20/26 (144A)	939,000	939,535
International Consolidated Airlines Group S.A. 2.750%, 03/25/25 (EUR)	100,000	105,081
3.750%, 03/25/29 (EUR)	100,000	99,399
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	1,807,000	1,883,798
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A) (a)	89,401	95,212
United Airlines Pass-Through Trust 4.875%, 01/15/26	108,000	106,590
5.875%, 10/15/27	1,146,343	1,186,564
United Airlines, Inc. 4.375%, 04/15/26 (144A)	1,194,000	1,174,508
4.625%, 04/15/29 (144A)	1,778,000	1,690,789

		17,059,935

Apparel—0.2%
Crocs, Inc. 4.125%, 08/15/31 (144A)	1,111,000	938,795
4.250%, 03/15/29 (144A)	397,000	351,345
Kontoor Brands, Inc. 4.125%, 11/15/29 (144A)	269,000	246,135
Levi Strauss & Co. 3.500%, 03/01/31 (144A) (a)	275,000	251,834
William Carter Co. (The) 5.500%, 05/15/25 (144A)	95,000	97,897
Wolverine World Wide, Inc. 4.000%, 08/15/29 (144A)	276,000	244,950

		2,130,956

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—1.2%
Allison Transmission, Inc. 3.750%, 01/30/31 (144A)	881,000	$799,199
5.875%, 06/01/29 (144A)	508,000	517,891
Ford Motor Co. 3.250%, 02/12/32 (a)	1,740,000	1,554,046
4.346%, 12/08/26	128,000	128,778
4.750%, 01/15/43	227,000	206,175
5.291%, 12/08/46 (a)	293,000	284,387
Ford Motor Credit Co. LLC 2.700%, 08/10/26 (a)	800,000	744,008
2.900%, 02/16/28	733,000	662,449
3.375%, 11/13/25	206,000	201,354
3.625%, 06/17/31	400,000	361,310
3.810%, 01/09/24	987,000	985,396
3.815%, 11/02/27	200,000	189,500
4.000%, 11/13/30	417,000	392,689
4.125%, 08/17/27	400,000	390,980
4.134%, 08/04/25	916,000	914,969
4.271%, 01/09/27	410,000	404,367
4.389%, 01/08/26	200,000	199,482
4.687%, 06/09/25	200,000	201,432
5.113%, 05/03/29	243,000	244,441
5.125%, 06/16/25	728,000	742,560
General Motors Financial Co., Inc. 5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	270,000	282,879
Jaguar Land Rover Automotive plc 4.500%, 07/15/28 (EUR)	100,000	99,915
RCI Banque S.A. 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	100,000	103,877
Renault S.A. 2.375%, 05/25/26 (EUR)	100,000	104,213
Wabash National Corp. 4.500%, 10/15/28 (144A)	546,000	491,400

		11,207,697

Auto Parts & Equipment—1.4%
Adient U.S. LLC 9.000%, 04/15/25 (144A)	413,000	429,520
Clarios Global L.P. 6.750%, 05/15/25 (144A) (a)	1,142,000	1,182,575
Clarios Global L.P. / Clarios U.S. Finance Co. 4.375%, 05/15/26 (EUR)	167,000	182,434
6.250%, 05/15/26 (144A)	2,375,000	2,443,281
8.500%, 05/15/27 (144A) (a)	5,340,000	5,540,250
Dealer Tire LLC / DT Issuer LLC 8.000%, 02/01/28 (144A)	747,000	748,867
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 (144A)	306,000	266,058
Faurecia SE 3.750%, 06/15/28 (EUR)	100,000	103,829
Goodyear Tire & Rubber Co. (The) 5.000%, 07/15/29 (144A) (a)	344,000	320,457
5.250%, 07/15/31 (144A) (a)	420,000	388,374
5.625%, 04/30/33	302,000	277,840
9.500%, 05/31/25	444,000	470,101

Auto Parts & Equipment—(Continued)
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	107,681
Meritor, Inc. 4.500%, 12/15/28 (144A)	164,000	164,418
Tenneco, Inc. 7.875%, 01/15/29 (144A)	124,000	130,665
Titan International, Inc. 7.000%, 04/30/28	150,000	150,482
ZF Finance GmbH 2.000%, 05/06/27 (EUR)	100,000	99,515
3.000%, 09/21/25 (EUR)	100,000	108,559
3.750%, 09/21/28 (EUR)	100,000	104,955

		13,219,861

Banks—0.9%
Banca Monte dei Paschi di Siena S.p.A. 2.625%, 04/28/25 (EUR)	175,000	181,978
Banco BPM S.p.A. 2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	207,050
5.000%, 5Y EUR Swap + 5.419%, 09/14/30 (EUR) (b)	100,000	113,391
Banco de Sabadell S.A. 2.000%, 5Y EUR Swap + 2.200%, 01/17/30 (EUR) (b)	100,000	104,767
2.500%, 5Y EUR Swap + 2.950%, 04/15/31 (EUR) (b)	100,000	103,379
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (d)	400,000	64,162
4.750%, 01/15/18 (EUR) (d)	1,000,000	160,406
Bank of Cyprus PcL 2.500%, 5Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	95,687
Citigroup, Inc. 4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	370,000	355,200
4.150%, 5Y H15 + 3.000%, 11/15/26 (b)	10,000	9,369
Deutsche Bank AG 4.000%, 06/24/32 (EUR)	100,000	110,740
6.750%, 5Y EUR Swap + 5.692%, 10/30/28 (EUR) (b)	200,000	226,228
First-Citizens Bank & Trust Co. 6.000%, 04/01/36	1,604,000	1,802,505
Goldman Sachs Group, Inc. (The) 4.950%, 5Y H15 + 3.224%, 02/10/25 (b)	1,490,000	1,487,169
Intesa Sanpaolo S.p.A. 4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	366,864
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	260,943
5.148%, 06/10/30 (GBP)	100,000	135,301
JPMorgan Chase & Co. 4.600%, SOFR + 3.125%, 02/01/25 (b)	539,000	519,461
5.000%, SOFR + 3.380%, 08/01/24 (b)	1,401,000	1,396,342
Volkswagen International Finance NV 4.375%, 03/28/31 (EUR)	100,000	110,167
Wells Fargo & Co. 3.900%, 5Y H15 + 3.453%, 03/15/26 (b)	890,000	853,109

		8,664,218

Biotechnology—0.0%
Cidron Aida Finco S.a.r.l 5.000%, 04/01/28 (EUR)	100,000	103,592
6.250%, 04/01/28 (GBP)	100,000	122,498

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Grifols Escrow Issuer S.A. 3.875%, 10/15/28 (EUR)	100,000	$105,027

		331,117

Building Materials—0.9%
Cemex S.A.B. de C.V. 3.125%, 03/19/26 (EUR)	100,000	109,734
Cornerstone Building Brands, Inc. 6.125%, 01/15/29 (144A)	1,180,000	1,095,099
CP Atlas Buyer, Inc. 7.000%, 12/01/28 (144A) (a)	917,000	781,871
HT Troplast GmbH 9.250%, 07/15/25 (EUR)	100,000	110,350
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	128,000	123,200
4.875%, 12/15/27 (144A) (a)	40,000	38,300
6.250%, 05/15/25 (144A) (a)	326,000	335,901
Masonite International Corp. 3.500%, 02/15/30 (144A) (a)	574,000	515,882
5.375%, 02/01/28 (144A)	180,000	181,350
New Enterprise Stone & Lime Co., Inc. 5.250%, 07/15/28 (144A)	222,000	213,426
9.750%, 07/15/28 (144A)	284,000	286,485
PCF GmbH 4.750%, 3M EURIBOR + 4.750%, 04/15/26 (EUR) (b)	200,000	215,245
SRM Escrow Issuer LLC 6.000%, 11/01/28 (144A) (a)	1,995,000	1,967,589
Standard Industries, Inc. 3.375%, 01/15/31 (144A)	465,000	406,875
4.375%, 07/15/30 (144A) (a)	1,121,000	1,026,785
Summit Materials LLC / Summit Materials Finance Corp. 5.250%, 01/15/29 (144A)	382,000	377,225
Victors Merger Corp. 6.375%, 05/15/29 (144A) (a)	413,000	338,078

		8,123,395

Chemicals—1.8%
Ashland LLC 3.375%, 09/01/31 (144A)	943,000	832,197
Axalta Coating Systems LLC 3.375%, 02/15/29 (144A) (a)	1,404,000	1,234,397
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750%, 06/15/27 (144A)	631,000	607,050
Chemours Co. (The) 4.000%, 05/15/26 (EUR)	200,000	212,511
5.750%, 11/15/28 (144A) (a)	257,000	249,706
Diamond BC B.V. 4.625%, 10/01/29 (144A) (a)	843,000	756,592
Element Solutions, Inc. 3.875%, 09/01/28 (144A)	2,833,000	2,645,314
EverArc Escrow Sarl 5.000%, 10/30/29 (144A)	1,524,000	1,392,555
FIS - Fabbrica Italiana Sintetici S.p.A. 5.625%, 08/01/27 (EUR)	167,000	175,507

Chemicals—(Continued)
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	458,000	463,725
HB Fuller Co. 4.250%, 10/15/28	229,000	214,390
Herens Holdco Sarl 4.750%, 05/15/28 (144A)	953,000	854,584
Herens Midco Sarl 5.250%, 05/15/29 (EUR)	100,000	94,452
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A)	1,017,000	1,029,712
Ingevity Corp. 3.875%, 11/01/28 (144A)	191,000	172,632
Kobe U.S. Midco 2, Inc. 9.250%, 10.000% PIK, 11/01/26 (144A) (c)	641,000	621,770
LSF11 A5 HoldCo LLC 6.625%, 10/15/29 (144A) (a)	312,000	290,269
Lune Holdings Sarl 5.625%, 11/15/28 (EUR)	100,000	98,884
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	347,663
Monitchem HoldCo 3 S.A. 5.250%, 03/15/25 (EUR)	100,000	108,412
Nobian Finance B.V. 3.625%, 07/15/26 (EUR)	100,000	100,428
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	162,810
PMHC II, Inc. 9.000%, 02/15/30 (144A)	230,000	202,400
SCIH Salt Holdings, Inc. 6.625%, 05/01/29 (144A) (a)	371,000	333,030
SCIL IV LLC / SCIL USA Holdings LLC 5.375%, 11/01/26 (144A)	662,000	609,040
SPCM S.A. 3.125%, 03/15/27 (144A)	259,000	238,280
WR Grace Holdings LLC 5.625%, 08/15/29 (144A)	3,669,000	3,430,882

		17,479,192

Commercial Services—4.3%
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 6.125%, 10/15/26 (144A)	481,000	464,165
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.000%, 06/01/29 (144A) (a)	2,718,000	2,397,724
6.625%, 07/15/26 (144A)	3,454,000	3,494,861
9.750%, 07/15/27 (144A)	1,624,000	1,678,599
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 3.625%, 06/01/28 (EUR)	100,000	100,945
4.625%, 06/01/28 (144A) (a)	4,028,000	3,789,268
4.875%, 06/01/28 (GBP)	100,000	119,864
AMN Healthcare, Inc. 4.000%, 04/15/29 (144A)	212,000	196,376
APi Escrow Corp. 4.750%, 10/15/29 (144A)	276,000	256,335
APi Group DE, Inc. 4.125%, 07/15/29 (144A)	352,000	324,403

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
APX Group, Inc. 5.750%, 07/15/29 (144A) (a)	718,000	$655,053
6.750%, 02/15/27 (144A)	590,000	603,098
Autostrade per l’Italia S.p.A. 1.625%, 01/25/28 (EUR)	100,000	106,096
2.000%, 12/04/28 (EUR)	131,000	140,954
2.000%, 01/15/30 (EUR)	200,000	208,432
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.375%, 03/01/29 (144A) (a)	265,000	261,083
BCP V Modular Services Finance II plc 4.750%, 11/30/28 (EUR)	200,000	211,724
6.125%, 11/30/28 (GBP)	100,000	124,521
Block, Inc. 3.500%, 06/01/31 (144A) (a)	1,955,000	1,788,825
Brink’s Co. (The) 5.500%, 07/15/25 (144A)	100,000	100,783
Castor S.p.A. 5.250%, 3M EURIBOR + 5.250%, 02/15/29 (EUR) (b)	100,000	110,017
CoreLogic, Inc. 4.500%, 05/01/28 (144A) (a)	1,216,000	1,146,445
EC Finance plc 3.000%, 10/15/26 (EUR)	200,000	216,842
Garda World Security Corp. 4.625%, 02/15/27 (144A)	641,000	614,366
9.500%, 11/01/27 (144A)	444,000	455,100
Gartner, Inc. 3.625%, 06/15/29 (144A)	340,000	318,750
3.750%, 10/01/30 (144A) (a)	732,000	687,165
4.500%, 07/01/28 (144A) (a)	189,000	188,290
Graham Holdings Co. 5.750%, 06/01/26 (144A)	80,000	82,156
HealthEquity, Inc. 4.500%, 10/01/29 (144A) (a)	1,079,000	1,022,352
Herc Holdings, Inc. 5.500%, 07/15/27 (144A) (a)	546,000	553,644
Hertz Corp. (The) 4.625%, 12/01/26 (144A)	346,000	323,103
5.000%, 12/01/29 (144A)	553,000	500,465
IPD 3 B.V. 5.500%, 12/01/25 (EUR)	100,000	110,503
La Financiere Atalian SASU 5.125%, 05/15/25 (EUR)	200,000	196,815
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.000%, 02/01/26 (144A)	561,000	538,560
Loxam SAS 3.750%, 07/15/26 (EUR)	100,000	109,186
4.500%, 02/15/27 (EUR)	101,000	110,631
Metis Merger Sub LLC 6.500%, 05/15/29 (144A)	560,000	526,988
MPH Acquisition Holdings LLC 5.500%, 09/01/28 (144A)	705,000	675,824
Nesco Holdings II, Inc. 5.500%, 04/15/29 (144A)	593,000	582,623
Nielsen Finance LLC / Nielsen Finance Co. 5.625%, 10/01/28 (144A)	1,147,000	1,155,258
5.875%, 10/01/30 (144A)	449,000	450,123

Commercial Services—(Continued)
PECF USS Intermediate Holding III Corp. 8.000%, 11/15/29 (144A) (a)	620,000	598,300
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.750%, 04/15/26 (144A)	233,000	237,701
6.250%, 01/15/28 (144A) (a)	235,000	229,970
Rekeep S.p.A. 7.250%, 02/01/26 (EUR)	100,000	115,050
Sabre GLBL, Inc. 7.375%, 09/01/25 (144A)	535,000	558,663
9.250%, 04/15/25 (144A)	1,088,000	1,206,195
Service Corp. International 4.000%, 05/15/31	1,622,000	1,508,995
5.125%, 06/01/29 (a)	52,000	52,915
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/26 (144A) (a)	849,000	825,652
Sotheby’s 7.375%, 10/15/27 (144A) (a)	2,021,000	2,069,686
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/29 (144A)	1,022,000	988,785
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	87,920	97,162
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	106,239
United Rentals North America, Inc. 4.875%, 01/15/28 (a)	23,000	23,363
Verisure Holding AB 3.250%, 02/15/27 (EUR)	148,000	153,492
3.500%, 05/15/23 (EUR)	119,000	131,288
3.875%, 07/15/26 (EUR)	100,000	107,859
Verisure Midholding AB 5.250%, 02/15/29 (EUR)	100,000	101,919
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,813,000	3,965,520

		40,777,069

Computers—0.8%
Ahead DB Holdings LLC 6.625%, 05/01/28 (144A)	282,000	251,944
Banff Merger Sub, Inc. 8.375%, 09/01/26 (EUR)	100,000	110,155
Booz Allen Hamilton, Inc. 3.875%, 09/01/28 (144A)	726,000	700,801
4.000%, 07/01/29 (144A)	1,077,000	1,051,626
CA Magnum Holdings 5.375%, 10/31/26 (144A)	1,661,000	1,636,085
Centurion Bidco S.p.A. 5.875%, 09/30/26 (EUR)	100,000	107,448
Condor Merger Sub, Inc. 7.375%, 02/15/30 (144A)	1,504,000	1,442,697
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	267,000	244,973
KBR, Inc. 4.750%, 09/30/28 (144A) (a)	397,000	387,051
NCR Corp. 5.000%, 10/01/28 (144A)	569,000	544,817
5.125%, 04/15/29 (144A)	359,000	345,121
6.125%, 09/01/29 (144A)	318,000	318,795

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Science Applications International Corp. 4.875%, 04/01/28 (144A)	304,000	$299,543
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.750%, 06/01/25 (144A)	534,000	538,673

		7,979,729

Cosmetics/Personal Care—0.1%
Coty, Inc. 3.875%, 04/15/26 (EUR)	137,000	147,199
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.750%, 01/15/29 (144A) (a)	413,000	385,376

		532,575

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/29 (144A)	128,000	119,360
4.000%, 01/15/28 (144A) (a)	44,000	42,270
BCPE Empire Holdings, Inc. 7.625%, 05/01/27 (144A)	283,000	266,643
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A) (a)	98,000	91,875
IAA, Inc. 5.500%, 06/15/27 (144A)	104,000	104,260

		624,408

Diversified Financial Services—2.0%
American Express Co. 3.550%, 5Y H15 + 2.854%, 09/15/26 (b)	1,985,000	1,808,931
Aretec Escrow Issuer, Inc. 7.500%, 04/01/29 (144A)	285,000	273,848
Castlelake Aviation Finance DAC 5.000%, 04/15/27 (144A)	206,000	183,855
Charles Schwab Corp. (The) 4.000%, 10Y H15 + 3.079%, 12/01/30 (b)	2,010,000	1,805,221
doValue S.p.A. 3.375%, 07/31/26 (EUR)	100,000	106,204
5.000%, 08/04/25 (EUR)	100,000	112,838
Enact Holdings, Inc. 6.500%, 08/15/25 (144A)	989,000	1,020,302
Encore Capital Group, Inc. 4.875%, 10/15/25 (EUR)	100,000	111,178
Garfunkelux Holdco 3 S.A. 7.750%, 11/01/25 (GBP)	200,000	260,759
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	735,562	668,284
Home Point Capital, Inc. 5.000%, 02/01/26 (144A)	510,000	417,848
Intrum AB 3.500%, 07/15/26 (EUR)	101,000	106,933
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 08/15/28 (144A)	880,000	842,582
Jerrold Finco plc 5.250%, 01/15/27 (GBP)	100,000	126,176

Diversified Financial Services—(Continued)
Kane Bidco, Ltd. 5.000%, 02/15/27 (EUR)	100,000	108,059
6.500%, 02/15/27 (GBP)	100,000	127,771
Lehman Brothers Holdings, Inc. Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	32,358
4.750%, 01/16/14 (EUR) (d)	2,140,000	15,388
5.375%, 10/17/12 (EUR) (d)	350,000	2,517
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/30 (144A)	208,000	192,400
5.750%, 11/15/31 (144A)	272,000	259,409
6.000%, 01/15/27 (144A)	594,000	604,454
Navient Corp. 5.500%, 03/15/29 (a)	757,000	704,956
5.875%, 10/25/24	149,000	152,001
7.250%, 09/25/23	131,000	136,076
NFP Corp. 4.875%, 08/15/28 (144A)	1,164,000	1,111,620
6.875%, 08/15/28 (144A)	4,728,000	4,515,240
OneMain Finance Corp. 3.500%, 01/15/27	306,000	283,050
4.000%, 09/15/30	372,000	328,290
5.375%, 11/15/29	261,000	253,580
6.625%, 01/15/28	474,000	496,515
6.875%, 03/15/25	185,000	194,531
7.125%, 03/15/26	547,000	584,683
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A)	360,000	330,532
SLM Corp. 3.125%, 11/02/26	481,000	446,128
VistaJet Malta Finance plc / XO Management Holding, Inc. 6.375%, 02/01/30 (144A) (a)	457,000	429,975

		19,154,492

Electric—1.6%
Calpine Corp. 3.750%, 03/01/31 (144A)	3,000	2,685
4.500%, 02/15/28 (144A)	258,000	251,674
4.625%, 02/01/29 (144A) (a)	54,000	49,680
5.000%, 02/01/31 (144A) (a)	77,000	70,070
5.125%, 03/15/28 (144A) (a)	1,658,000	1,579,378
5.250%, 06/01/26 (144A)	27,000	27,135
Clearway Energy Operating LLC 3.750%, 01/15/32 (144A)	724,000	666,080
4.750%, 03/15/28 (144A)	445,000	446,927
Edison International 5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	480,000	450,480
5.375%, 5Y H15 + 4.698%, 03/15/26 (a) (b)	1,100,000	1,061,225
Electricite de France S.A. 2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	205,723
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	205,209
FirstEnergy Corp. 2.250%, 09/01/30	51,000	45,135
2.650%, 03/01/30	680,000	617,368
3.400%, 03/01/50	3,000,000	2,526,870
7.375%, 11/15/31	541,000	667,248

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
FirstEnergy Transmission LLC 4.550%, 04/01/49 (144A)	403,000	$385,022
5.450%, 07/15/44 (144A)	1,075,000	1,171,966
Naturgy Finance B.V. 2.374%, 5Y EUR Swap + 2.437%, 11/23/26 (EUR) (b)	100,000	101,701
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	12,000	12,090
NRG Energy, Inc. 3.625%, 02/15/31 (144A)	694,000	610,435
3.875%, 02/15/32 (144A)	654,000	575,520
Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.500%, 08/15/28 (144A)	890,000	875,591
PG&E Corp. 5.250%, 07/01/30	389,000	377,291
Public Power Corp. S.A. 3.375%, 07/31/28 (EUR)	100,000	100,502
3.875%, 03/30/26 (EUR)	100,000	105,463
Vistra Corp. 7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	657,000	639,754
8.000%, 5Y H15 + 6.930%, 10/15/26 (144A) (b)	913,000	922,121
Vistra Operations Co. LLC 4.375%, 05/01/29 (144A)	596,000	563,220

		15,313,563

Electrical Components & Equipment—0.3%
Energizer Holdings, Inc. 4.375%, 03/31/29 (144A)	40,000	35,020
4.750%, 06/15/28 (144A)	255,000	231,610
6.500%, 12/31/27 (144A)	326,000	322,740
WESCO Distribution, Inc. 7.125%, 06/15/25 (144A)	400,000	416,128
7.250%, 06/15/28 (144A)	1,363,000	1,447,690

		2,453,188

Electronics—0.5%
II-VI, Inc. 5.000%, 12/15/29 (144A)	950,000	928,625
Imola Merger Corp. 4.750%, 05/15/29 (144A)	1,489,000	1,433,847
Sensata Technologies B.V. 4.000%, 04/15/29 (144A) (a)	1,165,000	1,109,348
5.625%, 11/01/24 (144A)	161,000	166,434
Sensata Technologies, Inc. 3.750%, 02/15/31 (144A)	200,000	185,000
4.375%, 02/15/30 (144A)	1,172,000	1,120,836

		4,944,090

Energy-Alternate Sources—0.0%
TerraForm Power Operating LLC 4.250%, 01/31/23 (144A)	203,000	202,492
4.750%, 01/15/30 (144A)	195,000	190,184

		392,676

Engineering & Construction—0.2%
Abertis Infraestructuras Finance B.V. 3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	100,000	108,181
Arcosa, Inc. 4.375%, 04/15/29 (144A)	953,000	904,159
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A)	443,000	412,026
Dycom Industries, Inc. 4.500%, 04/15/29 (144A)	261,000	245,993
Heathrow Finance plc 4.625%, 09/01/29 (GBP) (e)	100,000	119,765
MasTec, Inc. 4.500%, 08/15/28 (144A) (a)	444,000	439,903

		2,230,027

Entertainment—4.0%
Affinity Gaming 6.875%, 12/15/27 (144A)	349,000	339,403
AMC Entertainment Holdings, Inc. 7.500%, 02/15/29 (144A)	646,000	627,754
10.000%, 06/15/26 (144A) (a)	994,738	893,419
Boyne USA, Inc. 4.750%, 05/15/29 (144A)	781,000	749,760
Caesars Entertainment, Inc. 4.625%, 10/15/29 (144A) (a)	1,484,000	1,387,540
6.250%, 07/01/25 (144A)	3,387,000	3,496,874
8.125%, 07/01/27 (144A) (a)	3,040,000	3,257,223
Caesars Resort Collection LLC / CRC Finco, Inc. 5.750%, 07/01/25 (144A)	691,000	705,224
CCM Merger, Inc. 6.375%, 05/01/26 (144A)	400,000	404,000
CDI Escrow Issuer, Inc. 5.750%, 04/01/30 (144A)	1,596,000	1,611,960
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. 5.500%, 05/01/25 (144A) (a)	1,828,000	1,877,201
6.500%, 10/01/28	122,000	124,135
Churchill Downs, Inc. 4.750%, 01/15/28 (144A)	428,000	415,160
5.500%, 04/01/27 (144A)	286,000	289,243
Cirsa Finance International Sarl 4.500%, 03/15/27 (EUR)	100,000	104,426
4.750%, 05/22/25 (EUR)	100,000	108,191
6.250%, 12/20/23 (EUR)	84,917	94,218
CPUK Finance, Ltd. 4.875%, 08/28/25 (GBP)	100,000	127,588
Gamma Bidco S.p.A. 6.250%, 07/15/25 (EUR)	100,000	111,593
International Game Technology plc 3.500%, 06/15/26 (EUR)	200,000	222,387
Lions Gate Capital Holdings LLC 5.500%, 04/15/29 (144A)	1,458,000	1,405,147
Live Nation Entertainment, Inc. 3.750%, 01/15/28 (144A)	110,000	103,387
4.750%, 10/15/27 (144A)	216,000	210,600
4.875%, 11/01/24 (144A)	76,000	76,305
6.500%, 05/15/27 (144A)	2,334,000	2,485,757

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Magallanes, Inc. 5.141%, 03/15/52 (144A)	4,116,000	$4,211,057
5.391%, 03/15/62 (144A)	2,470,000	2,551,703
Merlin Entertainments, Ltd. 5.750%, 06/15/26 (144A)	400,000	394,900
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	662,000	610,271
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc. 8.500%, 11/15/27 (144A)	605,000	669,281
Penn National Gaming, Inc. 4.125%, 07/01/29 (144A) (a)	196,000	175,459
Pinewood Finance Co., Ltd. 3.250%, 09/30/25 (GBP)	100,000	127,096
Powdr Corp. 6.000%, 08/01/25 (144A)	468,000	478,530
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.625%, 09/01/29 (144A)	307,000	263,851
5.875%, 09/01/31 (144A)	315,000	268,900
Raptor Acquisition Corp / Raptor Co-Issuer LLC 4.875%, 11/01/26 (144A) (a)	471,000	452,396
Scientific Games International, Inc. 3.375%, 02/15/26 (EUR)	200,000	224,074
5.000%, 10/15/25 (144A)	522,000	535,050
7.000%, 05/15/28 (144A)	296,000	306,803
7.250%, 11/15/29 (144A)	290,000	303,775
8.250%, 03/15/26 (144A)	873,000	909,011
8.625%, 07/01/25 (144A)	435,000	457,294
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	1,521,000	1,587,544
Vail Resorts, Inc. 6.250%, 05/15/25 (144A)	333,000	343,949
WMG Acquisition Corp. 2.250%, 08/15/31 (EUR)	100,000	97,527
3.875%, 07/15/30 (144A) (a)	260,000	247,650
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	1,692,000	1,592,595
7.750%, 04/15/25 (144A)	452,000	469,022

		38,506,233

Environmental Control—0.8%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A)	516,000	517,935
Covanta Holding Corp. 4.875%, 12/01/29 (144A)	537,000	512,674
5.000%, 09/01/30	373,000	353,417
GFL Environmental, Inc. 3.500%, 09/01/28 (144A)	76,000	71,352
3.750%, 08/01/25 (144A)	311,000	305,309
4.000%, 08/01/28 (144A) (a)	1,311,000	1,206,120
4.250%, 06/01/25 (144A)	233,000	231,532
4.375%, 08/15/29 (144A)	269,000	248,489
4.750%, 06/15/29 (144A)	1,134,000	1,078,717
5.125%, 12/15/26 (144A)	277,000	279,355

Environmental Control—(Continued)
Madison IAQ LLC 4.125%, 06/30/28 (144A)	143,000	131,795
5.875%, 06/30/29 (144A)	1,007,000	903,782
Stericycle, Inc. 3.875%, 01/15/29 (144A)	344,000	319,920
Tervita Corp. 11.000%, 12/01/25 (144A)	167,000	189,151
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	1,172,000	1,107,634

		7,457,182

Food—1.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC 3.250%, 03/15/26 (144A)	769,000	726,720
4.625%, 01/15/27 (144A)	855,000	826,541
4.875%, 02/15/30 (144A)	278,000	270,703
5.875%, 02/15/28 (144A)	568,000	566,077
Bellis Acquisition Co. plc 3.250%, 02/16/26 (GBP)	200,000	242,411
Casino Guichard Perrachon S.A. 3.992%, 5Y EURIBOR ICE Swap + 3.819%, 01/31/24 (EUR) (b)	100,000	51,994
5.250%, 04/15/27 (EUR)	100,000	93,854
Chobani LLC / Chobani Finance Corp., Inc. 4.625%, 11/15/28 (144A) (a)	578,000	533,205
7.500%, 04/15/25 (144A) (a)	2,039,000	1,971,305
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.750%, 12/01/31 (144A)	1,032,000	957,939
Kraft Heinz Foods Co. 4.875%, 10/01/49	1,174,000	1,236,962
5.500%, 06/01/50	2,532,000	2,875,162
6.500%, 02/09/40	365,000	435,262
Lamb Weston Holdings, Inc. 4.125%, 01/31/30 (144A) (a)	459,000	428,630
4.375%, 01/31/32 (144A) (a)	642,000	599,769
4.875%, 05/15/28 (144A) (a)	91,000	91,000
Ocado Group plc 3.875%, 10/08/26 (GBP)	100,000	116,910
Performance Food Group, Inc. 4.250%, 08/01/29 (144A)	899,000	819,214
Picard Groupe SAS 3.875%, 07/01/26 (EUR)	100,000	107,276
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (144A)	1,532,000	1,337,413
4.250%, 04/15/31 (144A)	92,000	85,100
Post Holdings, Inc. 4.500%, 09/15/31 (144A)	118,000	104,547
4.625%, 04/15/30 (144A)	73,000	65,733
5.500%, 12/15/29 (144A)	585,000	562,875
5.750%, 03/01/27 (144A)	2,000	2,010
Premier Foods Finance plc 3.500%, 10/15/26 (GBP)	100,000	122,023
Simmons Foods, Inc. 4.625%, 03/01/29 (144A) (a)	1,139,000	1,067,812

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
U.S. Foods, Inc. 4.750%, 02/15/29 (144A)	993,000	$947,074
6.250%, 04/15/25 (144A)	309,000	316,725
United Natural Foods, Inc. 6.750%, 10/15/28 (144A)	206,000	211,150

		17,773,396

Food Service—0.1%
Aramark Services, Inc. 5.000%, 04/01/25 (144A) (a)	579,000	580,111
6.375%, 05/01/25 (144A)	528,000	542,008

		1,122,119

Hand/Machine Tools—0.0%
IMA Industria Macchine Automatiche S.p.A 3.750%, 01/15/28 (EUR)	100,000	103,573

Healthcare-Products—0.9%
Avantor Funding, Inc. 3.875%, 11/01/29 (144A)	745,000	700,300
4.625%, 07/15/28 (144A)	2,260,000	2,235,140
Hologic, Inc. 3.250%, 02/15/29 (144A)	170,000	158,741
Mozart Debt Merger Sub, Inc. 5.250%, 10/01/29 (144A) (a)	2,180,000	2,026,681
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 7.250%, 02/01/28 (144A)	2,551,000	2,627,530
7.375%, 06/01/25 (144A) (a)	780,000	803,400
Teleflex, Inc. 4.250%, 06/01/28 (144A)	435,000	423,581

		8,975,373

Healthcare-Services—4.2%
Acadia Healthcare Co., Inc. 5.000%, 04/15/29 (144A)	292,000	288,273
5.500%, 07/01/28 (144A)	436,000	438,180
AHP Health Partners, Inc. 5.750%, 07/15/29 (144A)	863,000	802,590
Akumin Escrow, Inc. 7.500%, 08/01/28 (144A)	158,000	125,610
Akumin, Inc. 7.000%, 11/01/25 (144A)	177,000	146,910
CAB SELAS 3.375%, 02/01/28 (EUR)	100,000	105,081
Cano Health LLC 6.250%, 10/01/28 (144A) (a)	343,000	329,280
Catalent Pharma Solutions, Inc. 2.375%, 03/01/28 (EUR)	186,000	192,175
3.125%, 02/15/29 (144A)	362,000	329,027
3.500%, 04/01/30 (144A)	504,000	459,900
5.000%, 07/15/27 (144A)	82,000	82,956
Centene Corp. 2.450%, 07/15/28	1,661,000	1,517,656
2.500%, 03/01/31	5,232,000	4,617,397

Healthcare-Services—(Continued)
Centene Corp. 2.625%, 08/01/31	1,142,000	1,016,380
3.000%, 10/15/30	2,100,000	1,928,787
4.250%, 12/15/27	179,000	179,671
4.625%, 12/15/29	1,357,000	1,367,978
Charles River Laboratories International, Inc. 3.750%, 03/15/29 (144A)	88,000	82,999
4.000%, 03/15/31 (144A)	249,000	233,749
4.250%, 05/01/28 (144A)	88,000	86,020
Chrome Bidco SASU 3.500%, 05/31/28 (EUR)	100,000	105,691
CHS/Community Health Systems, Inc. 5.625%, 03/15/27 (144A)	913,000	929,831
6.000%, 01/15/29 (144A)	1,144,000	1,155,949
6.125%, 04/01/30 (144A) (a)	796,000	740,654
6.875%, 04/15/29 (144A) (a)	265,000	260,363
8.000%, 03/15/26 (144A)	2,628,000	2,736,852
DaVita, Inc. 4.625%, 06/01/30 (144A)	28,000	26,146
Encompass Health Corp. 4.500%, 02/01/28	161,000	157,780
4.625%, 04/01/31	504,000	471,764
4.750%, 02/01/30	1,017,000	976,320
HCA, Inc. 3.500%, 09/01/30	2,045,000	1,975,600
4.625%, 03/15/52 (144A)	810,000	816,294
5.375%, 02/01/25	38,000	39,539
5.625%, 09/01/28	1,548,000	1,673,775
5.875%, 02/15/26	65,000	69,128
5.875%, 02/01/29	153,000	167,260
IQVIA, Inc. 5.000%, 10/15/26 (144A)	299,000	304,233
Korian S.A. 4.125%, 5Y UKG + 9.079%, 03/15/24 (GBP) (b)	100,000	120,519
Legacy LifePoint Health LLC 4.375%, 02/15/27 (144A) (a)	161,000	155,541
6.750%, 04/15/25 (144A)	412,000	425,691
LifePoint Health, Inc. 5.375%, 01/15/29 (144A) (a)	690,000	651,969
ModivCare Escrow Issuer, Inc. 5.000%, 10/01/29 (144A) (a)	255,000	237,714
ModivCare, Inc. 5.875%, 11/15/25 (144A)	170,000	171,646
Molina Healthcare, Inc. 3.875%, 11/15/30 (144A)	588,000	564,480
3.875%, 05/15/32 (144A)	552,000	524,924
4.375%, 06/15/28 (144A) (a)	403,000	398,817
Prime Healthcare Services, Inc. 7.250%, 11/01/25 (144A)	1,348,000	1,381,687
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/01/26 (144A)	235,000	245,822
Surgery Center Holdings, Inc. 6.750%, 07/01/25 (144A) (a)	1,440,000	1,434,600
10.000%, 04/15/27 (144A)	877,000	920,850

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Syneos Health, Inc. 3.625%, 01/15/29 (144A) (a)	1,172,000	$1,082,635
Tenet Healthcare Corp. 4.250%, 06/01/29 (144A)	296,000	283,790
4.625%, 09/01/24 (144A)	336,000	338,300
4.625%, 06/15/28 (144A)	152,000	149,150
4.875%, 01/01/26 (144A)	1,312,000	1,323,480
5.125%, 11/01/27 (144A)	1,279,000	1,285,018
6.125%, 10/01/28 (144A)	746,000	758,122
6.250%, 02/01/27 (144A)	96,000	98,553

		39,491,106

Home Builders—0.7%
Ashton Woods USA LLC / Ashton Woods Finance Co. 4.625%, 08/01/29 (144A)	270,000	238,094
4.625%, 04/01/30 (144A) (a)	397,000	345,854
6.625%, 01/15/28 (144A)	145,000	148,560
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 4.875%, 02/15/30 (144A)	804,000	719,029
5.000%, 06/15/29 (144A)	548,000	497,589
Forestar Group, Inc. 3.850%, 05/15/26 (144A)	268,000	249,910
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	266,175
K Hovnanian Enterprises, Inc. 7.750%, 02/15/26 (144A) (a)	710,000	733,075
10.000%, 11/15/25 (144A)	178,000	188,235
Mattamy Group Corp. 4.625%, 03/01/30 (144A) (a)	368,000	345,666
5.250%, 12/15/27 (144A)	310,000	305,998
Meritage Homes Corp. 5.125%, 06/06/27	129,000	130,284
New Home Co., Inc. (The) 7.250%, 10/15/25 (144A)	160,000	154,691
Picasso Finance Sub, Inc. 6.125%, 06/15/25 (144A)	645,000	655,481
Taylor Morrison Communities, Inc. 5.125%, 08/01/30 (144A)	88,000	86,020
5.875%, 06/15/27 (144A)	26,000	27,040
Thor Industries, Inc. 4.000%, 10/15/29 (144A) (a)	464,000	407,346
Toll Brothers Finance Corp. 4.350%, 02/15/28	29,000	29,136
Tri Pointe Homes, Inc. 5.250%, 06/01/27	174,000	172,767
5.700%, 06/15/28	120,000	119,794
5.875%, 06/15/24	107,000	111,143
Williams Scotsman International, Inc. 4.625%, 08/15/28 (144A)	505,000	492,375
Winnebago Industries, Inc. 6.250%, 07/15/28 (144A)	294,000	297,308

		6,721,570

Home Furnishings—0.1%
Tempur Sealy International, Inc. 3.875%, 10/15/31 (144A)	762,000	653,415
4.000%, 04/15/29 (144A)	693,000	629,469

		1,282,884

Household Products/Wares—0.2%
Central Garden & Pet Co. 4.125%, 10/15/30 (a)	656,000	592,040
4.125%, 04/30/31 (144A)	506,000	455,400
Spectrum Brands, Inc. 3.875%, 03/15/31 (144A) (a)	187,000	164,971
5.000%, 10/01/29 (144A) (a)	219,000	206,018
5.500%, 07/15/30 (144A)	113,000	108,480

		1,526,909

Housewares—0.3%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A)	877,000	901,117
Newell Brands, Inc. 4.875%, 06/01/25	166,000	171,351
5.750%, 04/01/46	300,000	313,500
Scotts Miracle-Gro Co. (The) 4.000%, 04/01/31	658,000	573,766
4.375%, 02/01/32	72,000	63,763
SWF Escrow Issuer, Inc. 6.500%, 10/01/29 (144A) (a)	763,000	659,385

		2,682,882

Insurance—1.8%
Acrisure LLC / Acrisure Finance, Inc. 6.000%, 08/01/29 (144A)	616,000	569,572
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250%, 10/15/27 (144A)	3,036,000	2,920,237
5.875%, 11/01/29 (144A) (a)	3,320,000	3,191,350
6.750%, 10/15/27 (144A)	5,389,000	5,324,009
AmWINS Group, Inc. 4.875%, 06/30/29 (144A)	709,000	680,654
Ardonagh Midco 2 plc 11.500%, 12.750% PIK, 01/15/27 (144A) (a) (c)	240,819	255,268
BroadStreet Partners, Inc. 5.875%, 04/15/29 (144A)	140,000	130,550
Galaxy Bidco, Ltd. 6.500%, 07/31/26 (GBP)	100,000	129,066
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	584,000	590,804
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co-Issuer, Inc. 7.625%, 8.375% PIK, 10/15/25 (144A) (a) (c)	10,468	10,511
HUB International, Ltd. 5.625%, 12/01/29 (144A)	144,000	137,520
7.000%, 05/01/26 (144A) (a)	2,036,000	2,059,526
MGIC Investment Corp. 5.250%, 08/15/28	332,000	327,986
Ryan Specialty Group LLC 4.375%, 02/01/30 (144A)	377,000	356,265

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Societa Cattolica di Assicurazioni S.p.A. 4.250%, 3M EURIBOR + 4.455%, 12/14/47 (EUR) (b)	100,000	$114,347

		16,797,665

Internet—1.6%
Acuris Finance U.S., Inc. / Acuris Finance Sarl 5.000%, 05/01/28 (144A)	1,260,000	1,157,625
ANGI Group LLC 3.875%, 08/15/28 (144A)	820,000	694,655
Arches Buyer, Inc. 4.250%, 06/01/28 (144A) (a)	241,000	224,819
Cablevision Lightpath LLC 3.875%, 09/15/27 (144A)	359,000	335,665
5.625%, 09/15/28 (144A) (a)	532,000	485,450
Endurance International Group Holdings, Inc. 6.000%, 02/15/29 (144A)	272,000	234,608
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	317,000	291,472
5.250%, 12/01/27 (144A)	172,000	172,783
HSE Finance Sarl 5.625%, 10/15/26 (EUR)	100,000	104,679
Iliad S.A. 2.375%, 06/17/26 (EUR)	100,000	107,333
ION Trading Technologies Sarl 5.750%, 05/15/28 † (144A)	706,000	680,408
Match Group Holdings II LLC 3.625%, 10/01/31 (144A) (a)	1,117,000	999,084
4.125%, 08/01/30 (144A)	41,000	38,420
4.625%, 06/01/28 (144A)	9,000	8,719
MercadoLibre, Inc. 2.375%, 01/14/26	3,000	2,798
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 4.750%, 04/30/27 (144A)	839,000	796,631
6.000%, 02/15/28 (144A) (a)	533,000	467,868
10.750%, 06/01/28 (144A)	199,000	207,459
Rakuten Group, Inc. 4.250%, 5Y EUR Swap + 4.740%, 04/22/27 (EUR) (b)	200,000	191,215
Twitter, Inc. 3.875%, 12/15/27 (144A) (a)	839,000	814,879
5.000%, 03/01/30 (144A)	744,000	740,280
Uber Technologies, Inc. 4.500%, 08/15/29 (144A)	1,594,000	1,494,375
6.250%, 01/15/28 (144A) (a)	1,197,000	1,237,626
7.500%, 05/15/25 (144A)	1,685,000	1,758,297
7.500%, 09/15/27 (144A)	1,029,000	1,097,182
8.000%, 11/01/26 (144A)	624,000	663,125
United Group B.V. 4.000%, 11/15/27 (EUR)	150,000	153,326
4.625%, 08/15/28 (EUR)	100,000	103,369
4.875%, 07/01/24 (EUR)	100,000	110,209

		15,374,359

Investment Companies—0.4%
Blackstone Private Credit Fund 4.700%, 03/24/25 (144A)	1,106,000	1,122,143

Investment Companies—(Continued)
Compass Group Diversified Holdings LLC. 5.250%, 04/15/29 (144A)	534,000	501,960
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	805,000	738,587
4.750%, 09/15/24	301,000	302,370
5.250%, 05/15/27	952,000	934,317
6.250%, 05/15/26	124,000	126,480
OWL Rock Core Income Corp. 5.500%, 03/21/25 (144A)	471,000	469,803

		4,195,660

Iron/Steel—0.6%
Allegheny Technologies, Inc. 4.875%, 10/01/29 (a)	277,000	262,510
5.125%, 10/01/31	313,000	293,509
Big River Steel LLC / BRS Finance Corp. 6.625%, 01/31/29 (144A)	2,932,000	3,076,313
Carpenter Technology Corp. 7.625%, 03/15/30	425,000	435,162
Commercial Metals Co. 4.125%, 01/15/30	197,000	183,949
4.375%, 03/15/32	210,000	195,038
thyssenKrupp AG 2.875%, 02/22/24 (EUR)	181,000	199,671
United States Steel Corp. 6.875%, 03/01/29 (a)	1,058,000	1,100,320

		5,746,472

Leisure Time—1.9%
Carnival Corp. 4.000%, 08/01/28 (144A)	4,081,000	3,795,330
5.750%, 03/01/27 (144A) (a)	2,642,000	2,519,583
6.000%, 05/01/29 (144A)	1,732,000	1,632,133
9.875%, 08/01/27 (144A)	927,000	1,024,632
10.125%, 02/01/26 (EUR)	134,000	165,418
10.500%, 02/01/26 (144A)	1,467,000	1,631,172
Life Time, Inc. 5.750%, 01/15/26 (144A)	666,000	665,327
8.000%, 04/15/26 (144A)	472,000	471,247
Lindblad Expeditions LLC 6.750%, 02/15/27 (144A)	491,000	492,227
MajorDrive Holdings IV LLC 6.375%, 06/01/29 (144A)	511,000	452,235
NCL Corp., Ltd. 5.875%, 03/15/26 (144A)	791,000	751,577
7.750%, 02/15/29 (144A) (a)	306,000	308,124
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	765,000	709,419
Royal Caribbean Cruises, Ltd. 5.375%, 07/15/27 (144A)	1,163,000	1,117,387
5.500%, 08/31/26 (144A)	311,000	302,230
5.500%, 04/01/28 (144A)	1,114,000	1,061,987
9.125%, 06/15/23 (144A)	362,000	376,933
10.875%, 06/01/23 (144A)	222,000	236,226
11.500%, 06/01/25 (144A)	286,000	314,274

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—(Continued)
Viking Ocean Cruises Ship VII, Ltd. 5.625%, 02/15/29 (144A)	483,000	$440,859

		18,468,320

Lodging—0.6%
Boyd Gaming Corp. 4.750%, 12/01/27 (a)	386,000	384,070
4.750%, 06/15/31 (144A) (a)	978,000	942,547
8.625%, 06/01/25 (144A) (a)	271,000	284,648
Hilton Domestic Operating Co., Inc. 4.000%, 05/01/31 (144A)	573,000	540,769
4.875%, 01/15/30	752,000	750,304
5.375%, 05/01/25 (144A)	131,000	133,869
5.750%, 05/01/28 (144A)	117,000	121,048
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	363,435
MGM Resorts International 5.750%, 06/15/25	61,000	62,526
Station Casinos LLC 4.500%, 02/15/28 (144A)	422,000	400,261
4.625%, 12/01/31 (144A)	764,000	698,831
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A)	314,000	302,225
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A) (a)	426,000	412,155

		5,396,688

Machinery-Construction & Mining—0.4%
BWX Technologies, Inc. 4.125%, 06/30/28 (144A)	597,000	574,660
4.125%, 04/15/29 (144A) (a)	545,000	524,563
Terex Corp. 5.000%, 05/15/29 (144A)	839,000	804,156
Vertiv Group Corp. 4.125%, 11/15/28 (144A)	2,024,000	1,847,133

		3,750,512

Machinery-Diversified—0.9%
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28 (144A)	237,000	222,780
Clark Equipment Co. 5.875%, 06/01/25 (144A)	159,000	160,590
Colfax Corp. 6.375%, 02/15/26 (144A)	258,000	266,137
GrafTech Finance, Inc. 4.625%, 12/15/28 (144A)	736,000	684,421
Husky III Holding, Ltd. 13.000%, 13.750% PIK, 02/15/25 (144A) (a) (c)	720,000	748,800
Mueller Water Products, Inc. 4.000%, 06/15/29 (144A)	271,000	256,699
OT Merger Corp. 7.875%, 10/15/29 (144A) (a)	317,000	274,205

Machinery-Diversified—(Continued)
Renk AG 5.750%, 07/15/25 (EUR)	100,000	111,228
Schenck Process Holding GmbH 5.375%, 06/15/23 (EUR)	100,000	109,242
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	365,000	376,947
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,712,000	1,701,172
TK Elevator Holdco GmbH 6.625%, 07/15/28 (EUR)	90,000	97,701
7.625%, 07/15/28 (144A)	1,313,000	1,301,511
TK Elevator Midco GmbH 4.375%, 07/15/27 (EUR)	100,000	109,131
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	1,979,000	1,957,290

		8,377,854

Media—5.4%
Altice Financing S.A. 2.250%, 01/15/25 (EUR)	100,000	105,370
3.000%, 01/15/28 (EUR)	148,000	144,094
5.000%, 01/15/28 (144A)	958,000	858,703
5.750%, 08/15/29 (144A)	2,834,000	2,576,347
AMC Networks, Inc. 4.250%, 02/15/29 (a)	303,000	282,758
4.750%, 08/01/25 (a)	595,000	592,888
Block Communications, Inc. 4.875%, 03/01/28 (144A)	285,000	275,025
Cable One, Inc. 4.000%, 11/15/30 (144A)	303,000	279,433
CCO Holdings LLC / CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A) (a)	2,326,000	2,110,845
4.250%, 01/15/34 (144A)	2,451,000	2,128,681
4.500%, 08/15/30 (144A) (a)	1,290,000	1,210,397
4.500%, 05/01/32	895,000	818,657
4.500%, 06/01/33 (144A)	682,000	612,095
4.750%, 03/01/30 (144A)	855,000	821,005
4.750%, 02/01/32 (144A)	670,000	623,931
5.000%, 02/01/28 (144A)	479,000	473,971
5.375%, 06/01/29 (144A)	557,000	557,000
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.250%, 04/01/53	658,000	662,438
5.500%, 04/01/63	658,000	661,897
CSC Holdings LLC 4.125%, 12/01/30 (144A)	1,289,000	1,130,279
4.500%, 11/15/31 (144A)	1,024,000	917,780
4.625%, 12/01/30 (144A) (a)	1,511,000	1,263,634
5.000%, 11/15/31 (144A) (a)	758,000	635,098
5.375%, 02/01/28 (144A)	223,000	216,435
5.750%, 01/15/30 (144A)	1,007,000	896,230
6.500%, 02/01/29 (144A)	287,000	289,279
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.875%, 08/15/27 (144A)	1,302,000	1,280,843

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
DISH DBS Corp. 5.000%, 03/15/23 (a)	1,318,000	$1,322,666
5.125%, 06/01/29	1,278,000	1,088,332
5.250%, 12/01/26 (144A)	3,342,000	3,183,255
5.750%, 12/01/28 (144A)	2,647,000	2,504,724
5.875%, 07/15/22	1,627,000	1,635,102
GCI LLC 4.750%, 10/15/28 (144A)	189,000	184,513
iHeartCommunications, Inc. 8.375%, 05/01/27	90,667	93,745
LCPR Senior Secured Financing DAC 5.125%, 07/15/29 (144A) (a)	1,142,000	1,090,262
6.750%, 10/15/27 (144A)	1,373,000	1,410,483
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	367,526
Radiate Holdco LLC / Radiate Finance, Inc. 4.500%, 09/15/26 (144A)	1,728,000	1,667,520
6.500%, 09/15/28 (144A) (a)	4,095,000	3,872,334
Scripps Escrow II, Inc. 3.875%, 01/15/29 (144A)	37,000	34,382
Sinclair Television Group, Inc. 4.125%, 12/01/30 (144A)	824,000	734,736
Sirius XM Radio, Inc. 3.125%, 09/01/26 (144A)	800,000	756,378
3.875%, 09/01/31 (144A)	1,397,000	1,271,270
4.000%, 07/15/28 (144A)	1,056,000	1,003,200
4.125%, 07/01/30 (144A) (a)	229,000	214,383
5.000%, 08/01/27 (144A)	330,000	329,175
Summer BidCo B.V. 9.000%, 9.750% PIK, 11/15/25 (EUR) (c)	104,875	115,323
Tele Columbus AG 3.875%, 05/02/25 (EUR)	209,000	214,217
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	772,000
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (a)	248,000	248,208
6.625%, 06/01/27 (144A)	184,000	192,740
UPC Broadband Finco B.V. 4.875%, 07/15/31 (144A)	1,160,000	1,089,089
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	200,000	216,318
Videotron, Ltd. 3.625%, 06/15/29 (144A)	687,000	636,980
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/28 (144A)	1,272,000	1,221,120
VZ Secured Financing B.V. 3.500%, 01/15/32 (EUR)	100,000	101,554
Ziggo B.V. 4.875%, 01/15/30 (144A)	385,000	362,566
Ziggo Bond Co. B.V. 5.125%, 02/28/30 (144A)	248,000	230,796
6.000%, 01/15/27 (144A)	351,000	353,194

		50,943,204

Metal Fabricate/Hardware—0.1%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A)	561,000	561,802
Roller Bearing Co. of America, Inc. 4.375%, 10/15/29 (144A)	335,000	312,388
Vallourec S.A. 8.500%, 06/30/26 (EUR)	69,000	78,079

		952,269

Mining—1.1%
Arconic Corp. 6.000%, 05/15/25 (144A) (a)	294,000	300,762
6.125%, 02/15/28 (144A)	805,000	807,709
Constellium SE 3.750%, 04/15/29 (144A) (a)	1,966,000	1,764,485
5.625%, 06/15/28 (144A) (a)	513,000	515,160
5.875%, 02/15/26 (144A)	325,000	325,000
ERO Copper Corp. 6.500%, 02/15/30 (144A)	441,000	429,975
Joseph T Ryerson & Son, Inc. 8.500%, 08/01/28 (144A)	250,000	270,625
Kaiser Aluminum Corp. 4.500%, 06/01/31 (144A)	330,000	297,525
4.625%, 03/01/28 (144A)	469,000	440,560
New Gold, Inc. 6.375%, 05/15/25 (144A)	177,000	176,558
7.500%, 07/15/27 (144A)	974,000	1,010,525
Novelis Corp. 3.250%, 11/15/26 (144A) (a)	1,219,000	1,164,486
3.875%, 08/15/31 (144A) (a)	1,294,000	1,183,570
4.750%, 01/30/30 (144A) (a)	976,000	947,564
Novelis Sheet Ingot GmbH 3.375%, 04/15/29 (EUR)	100,000	105,235
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	287,000	279,107

		10,018,846

Miscellaneous Manufacturing—0.1%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	339,847
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	164,796
Gates Global LLC / Gates Corp. 6.250%, 01/15/26 (144A)	453,000	453,424

		958,067

Office/Business Equipment—0.0%
Xerox Corp. 4.800%, 03/01/35	129,000	111,714

Oil & Gas—4.9%
Aethon United BR L.P. / Aethon United Finance Corp. 8.250%, 02/15/26 (144A)	1,231,000	1,277,409
Antero Resources Corp. 5.375%, 03/01/30 (144A) (a)	198,000	202,208
7.625%, 02/01/29 (144A)	326,000	352,383

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Apache Corp. 4.250%, 01/15/30 (a)	649,000	$654,202
5.100%, 09/01/40 (a)	1,038,000	1,045,785
5.250%, 02/01/42	134,000	133,330
5.350%, 07/01/49 (a)	371,000	357,088
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 5.875%, 06/30/29 (144A)	239,000	236,154
9.000%, 11/01/27 (144A)	1,934,000	2,649,580
BP Capital Markets plc 4.250%, 5Y UKG + 4.170%, 03/22/27 (GBP) (b)	100,000	129,728
Callon Petroleum Co. 6.125%, 10/01/24	289,000	287,555
6.375%, 07/01/26	122,000	121,314
8.000%, 08/01/28 (144A) (a)	1,767,000	1,862,718
9.000%, 04/01/25 (144A)	2,155,000	2,284,300
Centennial Resource Production LLC 6.875%, 04/01/27 (144A) (a)	1,295,000	1,301,605
Chesapeake Energy Corp. 5.875%, 02/01/29 (144A)	42,000	43,365
6.750%, 04/15/29 (144A)	1,321,000	1,399,117
CITGO Petroleum Corp. 6.375%, 06/15/26 (144A)	581,000	584,585
7.000%, 06/15/25 (144A)	600,000	603,750
Civitas Resources, Inc. 5.000%, 10/15/26 (144A)	243,000	240,881
CNX Resources Corp. 6.000%, 01/15/29 (144A)	219,000	221,190
Colgate Energy Partners III LLC 5.875%, 07/01/29 (144A)	951,000	980,433
7.750%, 02/15/26 (144A)	298,000	317,671
Comstock Resources, Inc. 5.875%, 01/15/30 (144A)	1,360,000	1,340,008
6.750%, 03/01/29 (144A)	1,090,000	1,124,422
7.500%, 05/15/25 (144A)	352,000	357,280
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	1,929,000	1,966,104
Diamondback Energy, Inc. 4.250%, 03/15/52	620,000	612,772
Great Western Petroleum LLC / Great Western Finance Corp. 12.000%, 09/01/25 (144A)	296,000	330,040
Gulfport Energy Corp. 8.000%, 05/17/26 (144A)	102,000	104,926
Harbour Energy plc 5.500%, 10/15/26 (144A)	215,000	212,313
Hilcorp Energy I L.P. / Hilcorp Finance Co. 6.250%, 11/01/28 (144A)	92,000	92,460
Independence Energy Finance LLC 7.250%, 05/01/26 (144A)	1,646,000	1,653,670
Matador Resources Co. 5.875%, 09/15/26 (a)	1,672,000	1,702,598
Murphy Oil Corp. 5.750%, 08/15/25	111,000	113,113
5.875%, 12/01/27	160,000	162,800
6.375%, 12/01/42	64,000	61,341

Oil & Gas—(Continued)
Nabors Industries, Ltd. 7.250%, 01/15/26 (144A)	151,000	151,000
7.375%, 05/15/27 (144A)	676,000	702,195
7.500%, 01/15/28 (144A) (a)	387,000	377,325
Neptune Energy Bondco plc 6.625%, 05/15/25 (144A)	400,000	402,196
Northern Oil and Gas, Inc. 8.125%, 03/01/28 (144A)	1,609,000	1,676,288
Occidental Petroleum Corp. 4.400%, 04/15/46	103,000	97,850
4.400%, 08/15/49	103,000	96,820
4.500%, 07/15/44	179,000	171,059
5.500%, 12/01/25	208,000	218,878
5.550%, 03/15/26	76,000	80,560
6.200%, 03/15/40	2,338,000	2,595,180
6.600%, 03/15/46	82,000	96,350
6.625%, 09/01/30	1,703,000	1,954,192
6.950%, 07/01/24	153,000	164,284
8.875%, 07/15/30	332,000	425,790
Parkland Corp. 5.875%, 07/15/27 (144A)	473,000	471,818
PDC Energy, Inc. 6.125%, 09/15/24	140,000	141,714
Range Resources Corp. 4.750%, 02/15/30 (144A) (a)	306,000	303,913
4.875%, 05/15/25	210,000	212,555
Repsol International Finance B.V. 3.750%, 5Y EUR Swap + 4.000%, 03/11/26 (EUR) (b)	100,000	111,455
Rockcliff Energy II LLC 5.500%, 10/15/29 (144A)	937,000	937,867
SM Energy Co. 5.625%, 06/01/25	185,000	184,769
6.500%, 07/15/28	323,000	333,313
6.625%, 01/15/27	95,000	97,390
6.750%, 09/15/26 (a)	337,000	346,529
10.000%, 01/15/25 (144A)	1,875,000	2,046,862
Southwestern Energy Co. 4.750%, 02/01/32	441,000	440,449
5.375%, 02/01/29	1,408,000	1,425,600
Sunoco L.P. / Sunoco Finance Corp. 5.875%, 03/15/28	282,000	284,820
6.000%, 04/15/27	131,000	133,456
Tap Rock Resouces LLC 7.000%, 10/01/26 (144A)	2,055,000	2,127,172
Transocean, Inc. 11.500%, 01/30/27 (144A)	330,000	340,725
UGI International LLC 2.500%, 12/01/29 (EUR)	100,000	93,367

		46,363,939

Oil & Gas Services—0.4%
Archrock Partners L.P. / Archrock Partners Finance Corp. 6.250%, 04/01/28 (144A)	779,000	767,775
6.875%, 04/01/27 (144A)	416,000	420,667

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
CGG S.A. 7.750%, 04/01/27 (EUR)	100,000	$111,564
ChampionX Corp. 6.375%, 05/01/26	172,000	175,440
Saipem Finance International B.V. 2.625%, 01/07/25 (EUR)	100,000	103,333
U.S.A. Compression Partners L.P. / U.S.A. Compression Finance Corp. 6.875%, 04/01/26	511,000	515,599
6.875%, 09/01/27	704,000	706,703
Weatherford International, Ltd. 6.500%, 09/15/28 (144A)	37,000	38,248
8.625%, 04/30/30 (144A) (a)	587,000	596,010

		3,435,339

Packaging & Containers—1.9%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (c)	1,433,336	1,310,607
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc 4.000%, 09/01/29 (144A)	3,114,000	2,806,181
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.125%, 08/15/26 (144A)	685,000	659,946
4.750%, 07/15/27 (144A) (GBP)	151,000	180,658
5.250%, 04/30/25 (144A)	200,000	199,725
5.250%, 08/15/27 (144A) (a)	1,400,000	1,294,125
5.250%, 08/15/27 (144A)	572,000	528,743
Ball Corp. 2.875%, 08/15/30	87,000	77,999
3.125%, 09/15/31	1,035,000	924,979
Canpack S.A. / Canpack U.S. LLC 3.125%, 11/01/25 (144A)	249,000	228,458
Clydesdale Acquisition Holdings, Inc. 6.625%, 04/15/29 (144A)	1,046,000	1,057,767
8.750%, 04/15/30 (144A)	884,000	832,065
Crown Americas LLC / Crown Americas Capital Corp. 4.750%, 02/01/26	71,000	71,758
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	89,147
Intertape Polymer Group, Inc. 4.375%, 06/15/29 (144A)	354,000	364,620
LABL, Inc. 5.875%, 11/01/28 (144A)	773,000	724,688
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	1,054,000	1,049,813
OI European Group B.V. 2.875%, 02/15/25 (EUR)	100,000	108,406
3.125%, 11/15/24 (EUR)	100,000	110,042
Sealed Air Corp. 4.000%, 12/01/27 (144A)	179,000	174,525
Trivium Packaging Finance B.V. 5.500%, 08/15/26 (144A)	1,247,000	1,241,862
8.500%, 08/15/27 (144A) (a)	3,734,000	3,715,330

		17,751,444

Pharmaceuticals—2.0%
180 Medical, Inc. 3.875%, 10/15/29 (144A)	385,000	363,825
AdaptHealth LLC 5.125%, 03/01/30 (144A) (a)	137,000	127,239
6.125%, 08/01/28 (144A)	154,000	152,845
Bausch Health Americas, Inc. 8.500%, 01/31/27 (144A) (a)	643,000	641,245
Bausch Health Cos., Inc. 4.875%, 06/01/28 (144A)	287,000	274,803
5.000%, 02/15/29 (144A)	246,000	191,635
5.250%, 02/15/31 (144A)	62,000	48,258
6.125%, 02/01/27 (144A)	375,000	377,377
6.250%, 02/15/29 (144A)	439,000	359,980
7.000%, 01/15/28 (144A)	184,000	164,732
7.250%, 05/30/29 (144A)	1,387,000	1,183,014
9.000%, 12/15/25 (144A)	483,000	500,424
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (EUR)	100,000	107,583
4.375%, 01/15/28 (EUR)	100,000	109,247
5.500%, 01/15/28 (144A)	588,000	568,884
Elanco Animal Health, Inc. 6.400%, 08/28/28	20,000	21,450
Embecta Corp. 5.000%, 02/15/30 (144A)	276,000	260,325
6.750%, 02/15/30 (144A)	422,000	423,055
Endo DAC / Endo Finance LLC / Endo Finco, Inc. 9.500%, 07/31/27 (144A) (a)	1,437,000	1,260,967
Endo Luxembourg Finance Co. I S.a.r.l. 6.125%, 04/01/29 (144A)	1,228,000	1,120,550
Gruenenthal GmbH 4.125%, 05/15/28 (EUR)	200,000	215,166
Jazz Securities DAC 4.375%, 01/15/29 (144A)	868,000	840,875
Nidda Healthcare Holding GmbH 3.500%, 09/30/24 (EUR)	400,000	423,694
Option Care Health, Inc. 4.375%, 10/31/29 (144A) (a)	369,000	345,937
Organon & Co. / Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/28 (EUR)	100,000	105,253
4.125%, 04/30/28 (144A)	1,436,000	1,368,084
5.125%, 04/30/31 (144A)	1,887,000	1,820,955
Owens & Minor, Inc. 6.625%, 04/01/30 (144A)	392,000	403,372
P&L Development LLC / PLD Finance Corp. 7.750%, 11/15/25 (144A)	701,000	644,920
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	2,318,000	2,163,042
PRA Health Sciences, Inc. 2.875%, 07/15/26 (144A)	1,042,000	991,526
Prestige Brands, Inc. 3.750%, 04/01/31 (144A)	738,000	658,665
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	159,662
Teva Pharmaceutical Finance Netherlands B.V. 7.125%, 01/31/25	394,000	414,464

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Teva Pharmaceutical Finance Netherlands II B.V. 3.750%, 05/09/27 (EUR)	166,000	$173,215
6.000%, 01/31/25 (EUR)	200,000	231,206

		19,217,474

Pipelines—5.1%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.375%, 06/15/29 (144A)	546,000	545,443
5.750%, 03/01/27 (144A)	196,000	199,604
Buckeye Partners L.P. 4.125%, 03/01/25 (144A)	67,000	66,075
5.600%, 10/15/44	415,000	347,890
5.850%, 11/15/43	318,000	271,076
Cheniere Energy Partners L.P. 3.250%, 01/31/32 (144A)	2,999,000	2,726,961
4.000%, 03/01/31	1,432,000	1,388,166
4.500%, 10/01/29	1,105,000	1,110,525
Cheniere Energy, Inc. 4.625%, 10/15/28	4,911,000	4,927,452
CNX Midstream Partners L.P. 4.750%, 04/15/30 (144A)	255,000	238,800
CQP Holdco L.P. / BIP-V Chinook Holdco LLC 5.500%, 06/15/31 (144A)	2,438,000	2,395,091
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 5.625%, 05/01/27 (144A)	107,000	106,020
6.000%, 02/01/29 (144A)	80,000	79,700
8.000%, 04/01/29 (144A)	247,000	263,643
DCP Midstream Operating L.P. 5.600%, 04/01/44	14,000	14,711
6.450%, 11/03/36 (144A)	620,000	714,395
6.750%, 09/15/37 (144A) (a)	799,000	936,827
DT Midstream, Inc. 4.125%, 06/15/29 (144A)	1,083,000	1,038,386
4.375%, 06/15/31 (144A)	1,297,000	1,241,877
Energy Transfer L.P. 6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,710,000	1,680,588
EnLink Midstream LLC 5.375%, 06/01/29 (a)	394,000	393,015
5.625%, 01/15/28 (144A) (a)	543,000	553,860
EnLink Midstream Partners L.P. 4.150%, 06/01/25	39,000	38,865
4.400%, 04/01/24	429,000	434,601
4.850%, 07/15/26	55,000	55,000
5.050%, 04/01/45	67,000	54,103
5.450%, 06/01/47	169,000	142,383
5.600%, 04/01/44	505,000	435,562
EQM Midstream Partners L.P. 4.125%, 12/01/26	103,000	98,883
4.500%, 01/15/29 (144A)	333,000	311,355
4.750%, 01/15/31 (144A)	1,059,000	990,165
6.000%, 07/01/25 (144A)	554,000	565,105
6.500%, 07/01/27 (144A)	783,000	817,875
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.500%, 10/01/25	111,000	109,479
7.750%, 02/01/28	246,000	247,305

Pipelines—(Continued)
Harvest Midstream I L.P. 7.500%, 09/01/28 (144A)	131,000	133,801
Hess Midstream Operations L.P. 4.250%, 02/15/30 (144A)	650,000	613,340
ITT Holdings LLC 6.500%, 08/01/29 (144A)	917,000	847,051
MPLX L.P. 4.950%, 03/14/52	1,185,000	1,233,679
New Fortress Energy, Inc. 6.500%, 09/30/26 (144A)	2,301,000	2,279,762
6.750%, 09/15/25 (144A)	1,999,000	2,010,814
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.500%, 02/01/26 (144A)	420,000	413,150
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	691,000	867,223
NuStar Logistics L.P. 5.750%, 10/01/25	302,000	307,662
6.000%, 06/01/26	239,000	241,688
6.375%, 10/01/30	53,000	53,718
Rubis Terminal Infra SAS 5.625%, 05/15/25 (EUR)	102,000	115,658
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 8.500%, 10/15/26 (144A) (a)	275,000	262,221
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.000%, 03/01/27 (144A)	115,000	114,558
6.000%, 12/31/30 (144A)	79,000	76,658
6.000%, 09/01/31 (144A)	292,000	281,123
Targa Resources Corp. 4.950%, 04/15/52	675,000	687,698
Venture Global Calcasieu Pass LLC 3.875%, 08/15/29 (144A)	2,284,000	2,220,345
3.875%, 11/01/33 (144A)	4,660,000	4,456,125
4.125%, 08/15/31 (144A)	1,912,000	1,875,959
Western Midstream Operating L.P. 4.550%, 02/01/30	222,000	220,890
4.750%, 08/15/28	84,000	86,699
5.300%, 03/01/48	832,000	823,680
5.450%, 04/01/44	826,000	837,366
5.500%, 08/15/48	243,000	239,962
5.750%, 02/01/50	1,920,000	1,872,000

		48,713,616

Real Estate—0.6%
ADLER Group S.A. 2.750%, 11/13/26 (EUR)	200,000	184,565
3.250%, 08/05/25 (EUR)	200,000	193,749
Aroundtown S.A. 3.375%, 5Y EUR Swap + 3.980%, 09/23/24 (EUR) (b)	100,000	108,551
Citycon Oyj 4.496%, 5Y EUR Swap + 4.711%, 11/24/24 (EUR) (b)	100,000	102,881
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	656,000	685,520
DIC Asset AG 2.250%, 09/22/26 (EUR)	100,000	96,797
Fastighets AB Balder 2.873%, 5Y EUR Swap + 3.188%, 06/02/81 (EUR) (b)	100,000	96,802

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	200,000	$204,660
Heimstaden Bostad AB 2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	93,452
3.000%, 5Y EUR Swap + 3.268%, 10/29/27 (EUR) (b)	100,000	92,633
3.375%, 5Y EUR Swap + 3.914%, 01/15/26 (EUR) (b)	100,000	100,693
Howard Hughes Corp. (The) 4.125%, 02/01/29 (144A) (a)	382,000	358,415
4.375%, 02/01/31 (144A)	308,000	289,520
5.375%, 08/01/28 (144A)	141,000	141,561
Kennedy-Wilson, Inc. 4.750%, 02/01/30	371,000	352,788
Realogy Group LLC / Realogy Co-Issuer Corp. 5.250%, 04/15/30 (144A)	377,000	346,840
5.750%, 01/15/29 (144A) (a)	679,000	639,957
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	400,000	617,422
WeWork Cos. LLC / WW Co-Obligor, Inc. 5.000%, 07/10/25 (144A)	890,000	748,143

		5,454,949

Real Estate Investment Trusts—2.7%
Brookfield Property REIT, Inc. 4.500%, 04/01/27 (144A)	490,000	457,327
CTR Partnership L.P. / Caretrust Capital Corp. 3.875%, 06/30/28 (144A)	433,000	408,198
Diversified Healthcare Trust 9.750%, 06/15/25	474,000	498,885
Global Net Lease, Inc. / Global Net Lease Operating Partnership L.P. 3.750%, 12/15/27 (144A)	330,000	303,592
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32	125,000	113,413
HAT Holdings I LLC / HAT Holdings II LLC 3.375%, 06/15/26 (144A) (a)	513,000	487,350
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/32 (144A)	627,000	587,812
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	130,246
Iron Mountain, Inc. 5.250%, 07/15/30 (144A)	773,000	757,540
5.625%, 07/15/32 (144A)	380,000	374,406
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.250%, 02/01/27 (144A)	712,000	682,355
4.750%, 06/15/29 (144A)	365,000	344,241
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 3.875%, 02/15/29 (144A)	674,000	662,205
4.500%, 09/01/26	803,000	807,015
4.500%, 01/15/28	1,264,000	1,273,480
4.625%, 06/15/25 (144A)	768,000	773,760
5.625%, 05/01/24	170,000	175,012
5.750%, 02/01/27	405,000	427,781

Real Estate Investment Trusts—(Continued)
MPT Operating Partnership L.P. / MPT Finance Corp. 3.500%, 03/15/31	3,721,000	3,455,738
4.625%, 08/01/29 (a)	1,044,000	1,033,560
5.000%, 10/15/27 (a)	99,000	100,671
RHP Hotel Properties L.P. / RHP Finance Corp. 4.500%, 02/15/29 (144A)	566,000	532,040
4.750%, 10/15/27	1,017,000	978,649
RLJ Lodging Trust L.P. 3.750%, 07/01/26 (144A) (a)	353,000	335,350
4.000%, 09/15/29 (144A)	268,000	247,862
SBA Communications Corp. 3.875%, 02/15/27 (a)	1,359,000	1,325,603
Service Properties Trust 4.350%, 10/01/24	89,000	85,663
5.500%, 12/15/27	281,000	271,024
7.500%, 09/15/25	555,000	582,223
Starwood Property Trust, Inc. 4.375%, 01/15/27 (144A)	215,000	208,550
5.500%, 11/01/23 (144A)	68,000	69,159
Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC 4.750%, 04/15/28 (144A)	646,000	609,669
6.000%, 01/15/30 (144A)	365,000	328,500
6.500%, 02/15/29 (144A)	708,000	660,104
7.875%, 02/15/25 (144A)	27,000	28,053
VICI Properties L.P. / VICI Note Co., Inc. 3.500%, 02/15/25 (144A) (a)	211,000	207,888
3.750%, 02/15/27 (144A) (a)	728,000	707,980
4.125%, 08/15/30 (144A)	1,689,000	1,630,493
4.250%, 12/01/26 (144A)	1,839,000	1,831,276
4.625%, 12/01/29 (144A)	847,000	844,882

		25,339,555

Retail—3.3%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	566,000	536,305
4.000%, 10/15/30 (144A)	104,000	93,812
4.375%, 01/15/28 (144A)	1,620,000	1,555,200
5.750%, 04/15/25 (144A)	296,000	304,551
Arko Corp. 5.125%, 11/15/29 (144A)	502,000	456,820
Asbury Automotive Group, Inc. 4.500%, 03/01/28 (a)	282,000	270,889
4.750%, 03/01/30 (a)	57,000	53,794
5.000%, 02/15/32 (144A)	437,000	406,209
Bath & Body Works, Inc. 6.750%, 07/01/36	153,000	155,814
6.875%, 11/01/35	922,000	949,660
7.600%, 07/15/37	178,000	184,675
Beacon Roofing Supply, Inc. 4.125%, 05/15/29 (144A)	260,000	240,191
Carvana Co. 4.875%, 09/01/29 (144A) (a)	609,000	502,934
5.500%, 04/15/27 (144A) (a)	731,000	652,417
Constellation Automotive Financing plc 4.875%, 07/15/27 (GBP)	100,000	119,871

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Dufry One B.V. 2.500%, 10/15/24 (EUR)	100,000	$107,583
eG Global Finance plc 6.250%, 10/30/25 (EUR)	180,000	198,305
6.750%, 02/07/25 (144A)	958,000	955,605
8.500%, 10/30/25 (144A)	525,000	537,469
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625%, 01/15/29 (144A)	631,000	597,872
6.750%, 01/15/30 (144A)	1,571,000	1,445,273
Food Service Project S.A. 5.500%, 01/21/27 (EUR)	109,000	118,032
Foundation Building Materials, Inc. 6.000%, 03/01/29 (144A) (a)	471,000	423,900
Goldstory SASU 5.375%, 03/01/26 (EUR)	100,000	110,625
Group 1 Automotive, Inc. 4.000%, 08/15/28 (144A)	90,000	83,813
GYP Holdings III Corp. 4.625%, 05/01/29 (144A)	609,000	563,940
IRB Holding Corp. 7.000%, 06/15/25 (144A)	315,000	327,600
Ken Garff Automotive LLC 4.875%, 09/15/28 (144A)	286,000	268,840
LBM Acquisition LLC 6.250%, 01/15/29 (144A)	1,186,000	1,110,879
LCM Investments Holdings II LLC 4.875%, 05/01/29 (144A)	761,000	718,749
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	345,000	326,108
Macy’s Retail Holdings LLC 5.875%, 03/15/30 (144A) (a)	133,000	131,206
6.125%, 03/15/32 (144A)	133,000	131,338
Murphy Oil USA, Inc. 4.750%, 09/15/29	302,000	299,455
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 04/01/26 (144A) (a)	1,007,000	1,034,189
Patrick Industries, Inc. 4.750%, 05/01/29 (144A)	165,000	141,900
Penske Automotive Group, Inc. 3.500%, 09/01/25 (a)	423,000	419,827
3.750%, 06/15/29	181,000	161,917
PetSmart, Inc. / PetSmart Finance Corp. 4.750%, 02/15/28 (144A)	1,262,000	1,219,603
7.750%, 02/15/29 (144A)	3,746,000	3,867,745
Sonic Automotive, Inc. 4.625%, 11/15/29 (144A)	163,000	146,700
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375%, 09/30/26 (144A)	704,000	715,827
SRS Distribution, Inc. 4.625%, 07/01/28 (144A)	1,630,000	1,556,992
6.000%, 12/01/29 (144A) (a)	1,149,000	1,062,825
6.125%, 07/01/29 (144A) (a)	1,041,000	960,322
Staples, Inc. 7.500%, 04/15/26 (144A)	1,810,000	1,757,700
10.750%, 04/15/27 (144A) (a)	509,000	453,010

Retail—(Continued)
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	200,000	267,328
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A)	238,000	223,125
Tendam Brands S.A.U. 5.250%, 3M EURIBOR + 5.250%, 09/15/24 (EUR) (b)	100,000	109,786
Very Group Funding plc (The) 6.500%, 08/01/26 (GBP)	100,000	124,271
White Cap Buyer LLC 6.875%, 10/15/28 (144A)	2,085,000	1,975,725
White Cap Parent LLC 8.250%, PIK, 03/15/26 (144A) (c)	517,000	507,952
Yum! Brands, Inc. 4.750%, 01/15/30 (144A) (a)	45,000	44,128
5.350%, 11/01/43	14,000	13,615

		31,704,221

Semiconductors—0.1%
ams-OSRAM AG 6.000%, 07/31/25 (EUR)	100,000	113,453
Entegris, Inc. 4.375%, 04/15/28 (144A)	198,000	191,565
ON Semiconductor Corp. 3.875%, 09/01/28 (144A)	613,000	585,415
Synaptics, Inc. 4.000%, 06/15/29 (144A)	488,000	459,940

		1,350,373

Software—2.7%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	954,000	975,465
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	815,000	772,376
Boxer Parent Co., Inc. 6.500%, 10/02/25 (EUR)	200,000	223,075
7.125%, 10/02/25 (144A)	689,000	714,176
9.125%, 03/01/26 (144A)	1,771,000	1,824,130
Camelot Finance S.A. 4.500%, 11/01/26 (144A)	162,000	157,545
Castle U.S. Holding Corp. 9.500%, 02/15/28 (144A)	363,000	360,357
Cedacri Mergeco S.p.A. 4.625%, 3M EURIBOR + 4.625%, 05/15/28 (EUR) (b)	100,000	109,837
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	2,151,000	2,151,000
Clarivate Science Holdings Corp. 3.875%, 07/01/28 (144A)	1,085,000	1,034,840
4.875%, 07/01/29 (144A) (a)	2,033,000	1,912,667
Consensus Cloud Solutions, Inc. 6.000%, 10/15/26 (144A)	197,000	195,523
6.500%, 10/15/28 (144A)	179,000	177,867
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29 (144A) (a)	1,135,000	1,066,900
Elastic NV 4.125%, 07/15/29 (144A) (a)	1,009,000	938,330

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	725,000	$701,887
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 4.625%, 05/01/28 (144A)	558,000	512,696
MicroStrategy, Inc. 6.125%, 06/15/28 (144A)	1,151,000	1,119,958
Minerva Merger Sub, Inc. 6.500%, 02/15/30 (144A) (a)	1,500,000	1,455,187
MSCI, Inc. 3.250%, 08/15/33 (144A)	497,000	446,710
3.625%, 09/01/30 (144A)	383,000	359,018
3.625%, 11/01/31 (144A)	329,000	309,671
3.875%, 02/15/31 (144A)	139,000	131,794
4.000%, 11/15/29 (144A)	68,000	66,041
Nuance Communications, Inc. 5.625%, 12/15/26	234,000	240,582
Open Text Corp. 3.875%, 12/01/29 (144A)	430,000	408,500
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A)	344,000	326,179
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	1,049,000	967,702
PTC, Inc. 4.000%, 02/15/28 (144A)	228,000	222,134
Rackspace Technology Global, Inc. 5.375%, 12/01/28 (144A) (a)	163,000	141,427
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	2,451,000	2,469,419
Twilio, Inc. 3.875%, 03/15/31 (a)	944,000	877,464
Veritas U.S. Inc. / Veritas Bermuda, Ltd. 7.500%, 09/01/25 (144A)	1,108,000	1,051,165
ZoomInfo Technologies LLC 3.875%, 02/01/29 (144A)	1,267,000	1,158,070

		25,579,692

Telecommunications—8.0%
Altice France Holding S.A. 6.000%, 02/15/28 (144A) (a)	1,062,000	915,975
10.500%, 05/15/27 (144A)	4,525,000	4,735,435
Altice France S.A. 2.500%, 01/15/25 (EUR)	100,000	106,282
4.125%, 01/15/29 (EUR)	100,000	100,116
4.250%, 10/15/29 (EUR)	100,000	100,254
5.125%, 01/15/29 (144A)	331,000	296,520
5.125%, 07/15/29 (144A)	2,285,000	2,047,931
5.500%, 01/15/28 (144A)	364,000	337,319
5.500%, 10/15/29 (144A)	2,814,000	2,524,946
5.875%, 02/01/27 (EUR)	200,000	226,228
8.125%, 02/01/27 (144A)	1,676,000	1,728,174
Avaya, Inc. 6.125%, 09/15/28 (144A) (a)	2,248,000	2,216,910
British Telecommunications plc 4.875%, 5Y H15 + 3.493%, 11/23/81 (144A) (b)	200,000	190,000
Ciena Corp. 4.000%, 01/31/30 (144A) (a)	290,000	279,125

Telecommunications—(Continued)
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	958,000	907,331
CommScope, Inc. 4.750%, 09/01/29 (144A)	521,000	479,846
6.000%, 03/01/26 (144A)	460,000	465,331
7.125%, 07/01/28 (144A) (a)	774,000	699,212
8.250%, 03/01/27 (144A) (a)	476,000	462,910
Connect Finco S.a.r.l. / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	4,960,000	5,046,254
Consolidated Communications, Inc. 6.500%, 10/01/28 (144A) (a)	1,804,000	1,662,206
Frontier Communications Holdings LLC 5.000%, 05/01/28 (144A)	2,247,000	2,157,120
5.875%, 10/15/27 (144A)	1,060,000	1,052,898
6.000%, 01/15/30 (144A) (a)	1,037,000	959,225
6.750%, 05/01/29 (144A) (a)	1,012,000	971,520
Iliad Holding SASU 6.500%, 10/15/26 (144A)	1,346,000	1,349,634
7.000%, 10/15/28 (144A)	1,115,000	1,116,650
Kaixo Bondco Telecom S.A. 5.125%, 09/30/29 (EUR)	100,000	103,575
Koninklijke KPN NV 2.000%, 5Y EUR Swap + 2.344%, 11/08/24 (EUR) (b)	200,000	214,225
Level 3 Financing, Inc. 3.625%, 01/15/29 (144A)	488,000	427,000
3.750%, 07/15/29 (144A)	1,327,000	1,176,027
4.250%, 07/01/28 (144A)	896,000	822,535
Ligado Networks LLC 15.500%, PIK, 11/01/23 (144A) (c)	1,539,756	1,168,567
Lorca Telecom Bondco S.A. 4.000%, 09/18/27 (EUR)	200,000	212,953
Lumen Technologies, Inc. 4.000%, 02/15/27 (144A)	219,000	203,962
4.500%, 01/15/29 (144A)	1,620,000	1,393,192
5.125%, 12/15/26 (144A) (a)	2,104,000	2,004,060
5.375%, 06/15/29 (144A)	1,073,000	955,641
6.750%, 12/01/23	183,000	190,020
7.500%, 04/01/24	280,000	294,767
7.600%, 09/15/39	107,000	102,763
7.650%, 03/15/42	675,000	651,375
Nokia Oyj 6.625%, 05/15/39	397,000	472,926
Rogers Communications, Inc. 4.550%, 03/15/52 (144A)	1,314,000	1,306,324
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A)	273,000	274,897
SES S.A. 2.875%, 5Y EUR Swap + 3.190%, 05/27/26 (EUR) (b)	100,000	102,397
SoftBank Group Corp. 2.125%, 07/06/24 (EUR)	100,000	104,402
2.875%, 01/06/27 (EUR)	100,000	98,456
3.375%, 07/06/29 (EUR)	100,000	93,202
4.500%, 04/20/25 (EUR)	200,000	215,995
4.750%, 07/30/25 (EUR)	100,000	108,276
5.000%, 04/15/28 (EUR)	100,000	105,059

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sprint Capital Corp. 6.875%, 11/15/28	2,746,000	$3,181,763
8.750%, 03/15/32	2,754,000	3,709,638
Sprint Corp. 7.125%, 06/15/24	120,000	128,706
7.625%, 03/01/26	1,206,000	1,361,345
7.875%, 09/15/23	235,000	249,688
Switch, Ltd. 3.750%, 09/15/28 (144A)	720,000	698,216
4.125%, 06/15/29 (144A) (a)	1,764,000	1,735,335
T-Mobile USA, Inc. 2.625%, 02/15/29	946,000	863,443
2.875%, 02/15/31	886,000	798,224
3.500%, 04/15/31	1,110,000	1,044,488
3.500%, 04/15/31 (144A)	953,000	896,754
4.750%, 02/01/28	242,000	245,969
Telecom Italia Capital S.A. 6.000%, 09/30/34	1,052,000	988,954
6.375%, 11/15/33	539,000	515,139
7.200%, 07/18/36	214,000	208,115
7.721%, 06/04/38	204,000	208,040
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	42,000	53,289
Telecom Italia S.p.A. 1.625%, 01/18/29 (EUR)	255,000	237,745
4.000%, 04/11/24 (EUR)	100,000	113,299
5.303%, 05/30/24 (144A)	271,000	273,033
ViaSat, Inc. 5.625%, 09/15/25 (144A)	708,000	691,482
6.500%, 07/15/28 (144A)	545,000	523,200
Viavi Solutions, Inc. 3.750%, 10/01/29 (144A)	939,000	881,179
Vmed O2 UK Financing I plc 4.000%, 01/31/29 (GBP)	100,000	120,100
4.250%, 01/31/31 (144A)	213,000	194,814
4.500%, 07/15/31 (GBP)	134,000	161,551
4.750%, 07/15/31 (144A)	1,676,000	1,579,630
Vodafone Group plc 2.625%, 5Y EUR Swap + 3.002%, 08/27/80 (EUR) (b)	100,000	107,412
3.000%, 5Y EUR Swap + 3.227%, 08/27/80 (EUR) (b)	100,000	101,222
3.100%, 5Y EUR Swap + 2.669%, 01/03/79 (EUR) (b)	200,000	222,785
Zayo Group Holdings, Inc. 4.000%, 03/01/27 (144A) (a)	3,816,000	3,511,598
6.125%, 03/01/28 (144A)	4,860,000	4,349,700

		75,893,804

Toys/Games/Hobbies—0.2%
Mattel, Inc. 3.750%, 04/01/29 (144A)	260,000	250,177
5.450%, 11/01/41	834,000	887,793
5.875%, 12/15/27 (144A)	213,000	222,819
6.200%, 10/01/40	680,000	782,221

		2,143,010

Transportation—0.1%
Danaos Corp. 8.500%, 03/01/28 (144A)	108,000	115,560
Poste Italiane S.p.A. 2.625%, 5Y EURIBOR Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	144,616
Seaspan Corp. 5.500%, 08/01/29 (144A)	949,000	887,315

		1,147,491

Trucking & Leasing—0.1%
Fortress Transportation and Infrastructure Investors LLC 5.500%, 05/01/28 (144A)	793,000	720,956
6.500%, 10/01/25 (144A)	165,000	163,762
9.750%, 08/01/27 (144A)	107,000	111,790

		996,508

Water—0.0%
Thames Water Kemble Finance plc 4.625%, 05/19/26 (GBP)	168,000	212,682

Total Corporate Bonds & Notes (Cost $811,743,509)		781,740,681

Floating Rate Loans (h)—12.9%

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.799%, 3M LIBOR + 3.500%, 08/21/26	2,439,222	2,402,177

Aerospace/Defense—0.2%
Cobham Ultra U.S. Co-Borrower LLC
Term Loan B, 11/16/28 (i)	216,000	213,975
Propulsion (BC) Finco S.a.r.l.
Term Loan, 02/10/29 (i)	581,000	579,187
Sequa Mezzanine Holdings LLC
Extended Term Loan, 7.750%, 3M LIBOR + 6.750%, 11/28/23	388,300	388,786
Spirit Aerosystems, Inc.
Term Loan B, 4.250%, 1M LIBOR + 3.750%, 01/15/25	477,331	477,272

		1,659,220

Airlines—0.6%
AAdvantage Loyalty IP, Ltd.
Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/20/28	1,636,484	1,660,447
Air Canada
Term Loan B, 4.250%, 3M LIBOR + 3.500%, 08/11/28	949,000	940,222
Mileage Plus Holdings LLC
Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/21/27	499,105	520,005
SkyMiles IP, Ltd.
Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	696,000	720,577
United Airlines, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 04/21/28	1,667,160	1,650,488

		5,491,739

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Apparel—0.3%
Crocs, Inc. Term Loan B, 4.030%, TSFR + 3.500%, 02/20/29	2,503,000	$2,447,584

Auto Parts & Equipment—0.1%
Clarios Global L.P. Term Loan B, 3.707%, 1M LIBOR + 3.250%, 04/30/26 (b)	508,693	503,288

Beverages—0.1%
Naked Juice LLC 2nd Lien Term Loan, 6.751%, TSFR + 6.000%, 01/24/30	83,000	83,069
Delayed Draw Term Loan, 3.750%, TSFR + 3.250%, 01/24/29	33,876	33,379
Term Loan, 3.750%, TSFR + 3.250%, 01/24/29	587,192	578,567

		695,015

Building Materials—0.3%
Chamberlain Group, Inc. Term Loan B, 4.506%, 3M LIBOR + 3.500%, 11/03/28	1,024,433	1,012,908
CP Atlas Buyer, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.750%, 11/23/27	221,789	216,106
CPG International, Inc. Term Loan, 3.506%, 3M LIBOR + 2.500%, 05/05/24	233,724	232,263
Griffon Corporation Term Loan B, 3.267%, TSFR + 2.750%, 01/24/29	254,000	251,883
Smyrna Ready Mix Concrete LLC Term Loan B, 03/24/29 (i)	269,000	265,974
Solis IV B.V. Term Loan B1, 4.000%, TSFR + 3.500%, 02/26/29	602,000	591,214

		2,570,348

Chemicals—0.3%
Ascend Performance Materials Operations LLC Term Loan B, 5.500%, 3M LIBOR + 4.750%, 08/27/26	885,442	883,782
Atotech B.V. Term Loan B, 3.000%, 3M LIBOR + 2.500%, 03/18/28	1,162,218	1,151,322
New Arclin U.S. Holding Corp. Delayed Draw Term Loan, 10/02/28 (j)	66,069	64,555
Term Loan, 4.250%, 1M LIBOR + 3.750%, 09/30/28	451,442	441,096
W.R. Grace & Co. Term Loan B, 4.813%, 3M LIBOR + 3.750%, 09/22/28	857,850	852,622

		3,393,377

Commercial Services—0.9%
Amentum Government Services Holdings LLC Term Loan, 4.777%, TSFR + 4.000%, 02/15/29	386,000	383,909
Term Loan B, 3.957%, 1M LIBOR + 3.500%, 01/29/27	141,480	140,478
AVSC Holding Corp. 2nd Lien Term Loan, 8.250%, 3M LIBOR + 7.250%, 09/01/25	658,678	566,463
PECF USS Intermediate Holding III Corp. Term Loan B, 4.758%, 1M LIBOR + 4.250%, 12/15/28	2,404,674	2,385,781
Sabre GLBL, Inc. Term Loan B1, 4.000%, 1M LIBOR + 3.500%, 12/17/27	275,919	273,090
Term Loan B2, 4.000%, 1M LIBOR + 3.500%, 12/17/27	439,831	435,323
Sotheby’s Term Loan B, 5.000%, 3M LIBOR + 4.500%, 01/15/27	155,240	155,337
TruGreen L.P. 2nd Lien Term Loan, 9.506%, 3M LIBOR + 8.500%, 11/02/28	378,000	380,835

Commercial Services—(Continued)
Verscend Holding Corp. 2nd Lien Term Loan, 7.500%, 1M LIBOR + 7.000%, 04/02/29	1,564,000	1,556,180
Term Loan B, 4.457%, 1M LIBOR + 4.000%, 08/27/25	2,557,210	2,554,013

		8,831,409

Computers—1.2%
Banff Merger Sub, Inc. 2nd Lien Term Loan, 6.000%, 1M LIBOR + 5.500%, 02/27/26	1,141,000	1,132,798
Magenta Buyer LLC 1st Lien Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/27/28	2,381,948	2,364,826
2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.250%, 07/27/29	1,089,000	1,080,832
McAfee LLC Term Loan B, 4.500%, TSFR + 4.000%, 03/01/29	3,062,000	3,042,097
Peraton Holding Corp. 2nd Lien Term Loan B1, 8.500%, 1M LIBOR + 7.750%, 02/01/29	708,690	706,033
Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/01/28	3,313,515	3,291,030
TierPoint LLC Term Loan, 4.500%, 1M LIBOR + 3.750%, 05/05/26	312,861	310,515

		11,928,131

Distribution/Wholesale—0.0%
Dealer Tire LLC Term Loan B, 4.707%, 1M LIBOR + 4.250%, 12/12/25	164,220	163,153
KAR Auction Services, Inc. Term Loan B6, 2.750%, 1M LIBOR + 2.250%, 09/19/26	118,878	117,912

		281,065

Diversified Financial Services—0.2%
Advisor Group, Inc. Term Loan, 07/31/26 (i)	167,314	166,443
AqGen Ascensus, Inc. 2nd Lien Term Loan, 7.000%, 3M LIBOR + 6.500%, 08/02/29	485,964	480,801
AqGen Island Holdings, Inc. Term Loan B, 08/02/28 (i)	403,988	401,715
Deerfield Dakota Holding LLC 2nd Lien Term Loan, 7.500%, 1M LIBOR + 6.750%, 04/07/28	558,000	559,395
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	431,833	430,591

		2,038,945

Electric—0.0%
Calpine Corp. Term Loan B10, 2.457%, 1M LIBOR + 2.000%, 08/12/26	35,595	35,156

Electronics—0.0%
II-VI, Inc. Bridge Term Loan B, 12/01/28 (i)	396,031	391,741

Engineering & Construction—0.5%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.250%, 3M LIBOR + 4.250%, 06/21/24	4,644,206	4,449,410
KKR Apple Bidco LLC 2nd Lien Term Loan, 6.250%, 1M LIBOR + 5.750%, 09/21/29	70,000	69,759
Term Loan, 3.500%, 1M LIBOR + 3.000%, 09/23/28	443,888	439,217

		4,958,386

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.1%
AMC Entertainment Holdings, Inc. Term Loan B, 3.352%, 3M LIBOR + 3.000%, 04/22/26	643,342	$574,535
Raptor Acquisition Corp. Term Loan, 4.934%, 3M LIBOR + 4.000%, 11/01/26	146,633	146,046

		720,581

Environmental Control—0.1%
Filtration Group Corp. Incremental Term Loan, 3.957%, 1M LIBOR + 3.500%, 10/21/28	627,845	622,744
Madison IAQ LLC Term Loan, 4.524%, 6M LIBOR + 3.250%, 06/21/28	670	660

		623,404

Food—0.1%
Celestial-Saturn Parent, Inc. 2nd Lien Term Loan, 7.000%, 1M LIBOR + 6.500%, 06/04/29	669,000	663,146

Healthcare-Products—0.1%
Ortho-Clinical Diagnostics S.A. Term Loan B, 3.235%, 1M LIBOR + 3.000%, 06/30/25	176,323	175,924
Term Loan B, 3.500%, EURIBOR + 3.500%, 06/30/25 (EUR)	871,904	960,203

		1,136,127

Healthcare-Services—0.2%
Da Vinci Purchaser Corp. Term Loan, 5.006%, 3M LIBOR + 4.000%, 01/08/27	395,947	395,123
Envision Healthcare Corp. 1st Lien Term Loan, 4.207%, 1M LIBOR + 3.750%, 10/10/25	1,400,334	942,224
Medical Solutions LLC 2nd Lien Term Loan, 7.500%, 3M LIBOR + 7.000%, 11/01/29	321,000	311,370
Quorum Health Corp. Term Loan, 8.750%, 3M LIBOR + 7.750%, 04/29/25	581,642	533,172
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 4.197%, 1M LIBOR + 3.750%, 11/16/25	251,646	250,387

		2,432,276

Housewares—0.1%
Springs Windows Fashions LLC Term Loan B, 4.750%, 1M LIBOR + 4.000%, 10/06/28	878,587	853,328

Insurance—0.3%
Alliant Holdings Intermediate LLC Term Loan B4, 4.000%, 1M LIBOR + 3.500%, 11/06/27	614,910	611,781
AssuredPartners, Inc. Term Loan, 4.000%, TSFR + 3.500%, 02/12/27	580,000	574,200
Asurion LLC Term Loan B8, 3.707%, 1M LIBOR + 3.250%, 12/23/26	160,530	157,277
Ryan Specialty Group LLC Term Loan, 3.750%, 1M LIBOR + 3.000%, 09/01/27	422,568	420,455
Sedgwick Claims Management Services, Inc. Term Loan B, 3.707%, 1M LIBOR + 3.250%, 12/31/25	180,855	179,304
Term Loan B, 4.207%, 1M LIBOR + 3.750%, 09/03/26	501,810	499,570

Insurance—(Continued)
Sedgwick Claims Management Services, Inc. Term Loan B3, 5.250%, 1M LIBOR + 4.250%, 09/03/26	177,025	176,582

		2,619,169

Internet—0.4%
Barracuda Networks, Inc. 2nd LienTerm Loan, 7.500%, 3M LIBOR + 6.750%, 10/30/28	431,683	429,525
CNT Holdings I Corp. Term Loan, 4.250%, 3M LIBOR + 3.500%, 11/08/27	532,620	530,423
I-Logic Technologies Bidco Ltd. Term Loan B, 4.500%, 1M LIBOR + 4.000%, 02/16/28	242,396	241,063
MH Sub I LLC 2017 1st Lien Term Loan, 3.957%, 1M LIBOR + 3.500%, 09/13/24	497,198	492,226
2nd Lien Term Loan, 6.707%, 1M LIBOR + 6.250%, 02/23/29	129,000	128,113
Incremental Term Loan, 4.750%, 1M LIBOR + 3.750%, 09/13/24	855,002	848,233
Proofpoint, Inc. 1st Lien Term Loan, 3.758%, 3M LIBOR + 3.250%, 08/31/28	641,393	635,129
PUG LLC Term Loan, 3.957%, 1M LIBOR + 3.500%, 02/12/27	375,324	368,990

		3,673,702

Leisure Time—0.0%
Life Time Fitness, Inc. Term Loan B, 5.750%, 3M LIBOR + 4.750%, 12/16/24	195,340	195,035

Lodging—0.2%
Fertitta Entertainment LLC Term Loan B, 4.500%, TSFR + 4.000%, 01/27/29	1,635,874	1,628,904
Golden Nugget, Inc. Initial Term Loan, 13.000%, 1M LIBOR + 12.000%, 10/04/23	122,507	131,082

		1,759,986

Machinery-Diversified—0.3%
SPX Flow, Inc. Term Loan, 03/16/29 (i)	1,042,000	1,016,112
Titan Acquisition, Ltd. Term Loan B, 4.006%, 3M LIBOR + 3.000%, 03/28/25	2,321,268	2,276,584

		3,292,696

Media—0.4%
A-L Parent LLC 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 12/01/23	158,781	151,413
Altice Financing S.A. Term Loan B, 2.991%, 3M LIBOR + 2.750%, 07/15/25	79,860	77,964
DirecTV Financing LLC Term Loan, 5.750%, 1M LIBOR + 5.000%, 08/02/27	2,825,972	2,826,266
MSG National Properties LLC Term Loan, 7.000%, 3M LIBOR + 6.250%, 11/12/25	902,575	907,088
Radiate Holdco LLC Term Loan B, 4.000%, 1M LIBOR + 3.250%, 09/25/26	131,670	130,729

		4,093,460

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Metal Fabricate/Hardware—0.0%
Grinding Media, Inc. Term Loan B, 4.796%, 3M LIBOR + 4.000%, 10/12/28	259,695	$257,910

Miscellaneous Manufacturing—0.0%
Momentive Performance Materials, Inc. Term Loan B, 3.700%, 1M LIBOR + 3.250%, 05/15/24	172,828	171,028

Oil & Gas—0.6%
Ascent Resources Utica Holdings LLC Fixed 2nd Lien Term Loan, 10.000%, 3M LIBOR + 9.000%, 11/01/25	5,308,612	5,700,122

Oil & Gas Services—0.0%
Lealand Finance Company B.V. Make Whole Term Loan, 3.457%, 1M LIBOR + 3.000%, 06/28/24	31,220	19,512

Packaging & Containers—0.2%
BWAY Holding Co. Term Loan B, 3.481%, 1M LIBOR + 3.250%, 04/03/24	1,261,337	1,246,359
Charter NEX U.S., Inc. Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/01/27	174,867	173,902
Clydesdale Acquisition Holdings, Inc. Term Loan, 03/30/29 (i)	452,000	444,897

		1,865,158

Pharmaceuticals—0.4%
Embecta Corp. Term Loan B, 01/27/29 (i)	14,911	14,736
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan, 5.750%, 1M LIBOR + 5.000%, 03/27/28	1,083,049	1,016,035
Gainwell Acquisition Corp. Term Loan B, 5.006%, 3M LIBOR + 4.000%, 10/01/27	2,586,209	2,576,511

		3,607,282

Pipelines—0.1%
Freeport LNG Investments LLLP Term Loan B, 4.000%, 3M LIBOR + 3.500%, 12/21/28	718,500	714,099

Retail—0.5%
Foundation Building Materials Holding Co. LLC Term Loan, 3.750%, 3M LIBOR + 3.250%, 02/03/28	252,409	247,992
IRB Holding Corp. Term Loan B, 3.750%, TSFR + 3.000%, 12/15/27	871,963	863,788
LBM Acquisition LLC Term Loan B, 4.500%, 1M LIBOR + 3.750%, 12/17/27	113,645	111,195
PetSmart, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/11/28	1,469,615	1,465,206
SRS Distribution Inc. Incremental Term Loan, 4.000%, TSFR + 3.500%, 06/02/28	729,917	719,653
Staples, Inc. Term Loan, 5.317%, 3M LIBOR + 5.000%, 04/16/26	371,183	351,510
White Cap Buyer LLC Term Loan B, 6.250%, TSFR + 3.750%, 10/19/27	1,224,500	1,211,873

		4,971,217

Shipbuilding—0.1%
MHI Holdings LLC Term Loan B, 5.457%, 1M LIBOR + 5.000%, 09/21/26	945,982	945,982

Software—2.9%
Ascend Learning, LLC 2nd Lien Term Loan, 6.250%, 1M LIBOR + 5.750%, 12/10/29	345,000	342,988
Athenahealth, Inc. Delayed Draw Term Loan, 02/15/29 (j)	851,620	844,434
Term Loan B, 4.000%, TSFR + 3.500%, 02/15/29	5,024,563	4,982,166
Banff Merger Sub, Inc. Term Loan, 4.756%, 3M LIBOR + 3.750%, 10/02/25	879,827	875,627
Camelot U.S. Acquisition 1 Co. Incremental Term Loan B, 4.000%, 1M LIBOR + 3.000%, 10/30/26	273,538	271,418
Cloudera, Inc. Second Lien Term Loan, 6.500%, 1M LIBOR + 6.000%, 10/08/29	727,000	717,913
Term Loan, 4.250%, 1M LIBOR + 3.750%, 10/08/28	2,074,000	2,055,853
Dun & Bradstreet Corp. (The) Incremental Term Loan B2, 3.560%, TSFR + 3.250%, 01/18/29	507,000	501,296
Term Loan, 3.697%, 1M LIBOR + 3.250%, 02/06/26	960,884	953,797
EP Purchaser LLC Term Loan B, 4.506%, 3M LIBOR + 3.500%, 11/06/28	420,698	418,507
Epicor Software Corp. 2nd Lien Term Loan, 8.750%, 1M LIBOR + 7.750%, 07/31/28	210,000	215,040
Term Loan, 4.000%, 1M LIBOR + 3.250%, 07/30/27	574,966	571,144
Grab Holdings, Inc. Term Loan B, 5.500%, 1M LIBOR + 4.500%, 01/29/26	393,030	385,169
Greeneden U.S., Holdings II LLC Term Loan B4, 4.750%, 1M LIBOR + 4.000%, 12/01/27	966,023	965,721
Helios Software Holdings, Inc. Term Loan B, 5.250%, 6M LIBOR + 3.750%, 03/11/28	302,429	300,286
Planview Parent, Inc. 2nd Lien Term Loan, 8.256%, 3M LIBOR + 7.250%, 12/18/28	370,000	364,450
Polaris Newco LLC Term Loan B, 4.500%, 1M LIBOR + 4.000%, 06/02/28	1,147,622	1,140,879
Proofpoint, Inc. 2nd Lien Term Loan, 6.758%, 3M LIBOR + 6.250%, 08/31/29	939,000	938,413
Realpage, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 3.250%, 04/24/28	823,860	815,827
2nd Lien Term Loan, 7.250%, 1M LIBOR + 6.500%, 04/23/29	1,295,154	1,303,248
Renaissance Holding Corp. 1st Lien Term Loan, 3.707%, 1M LIBOR + 3.250%, 05/30/25	12,315	12,207
Severin Acquisition LLC Term Loan B, 3.455%, 1M LIBOR + 3.000%, 08/01/25	201,240	199,395
Sophia L.P. 2nd Lien Term Loan, 9.006%, 3M LIBOR + 8.000%, 10/09/28	1,828,000	1,869,130
Term Loan B, 4.256%, 3M LIBOR + 3.250%, 10/07/27	1,867,534	1,851,194
Sovos Compliance LLC Delayed Draw Term Loan, 08/11/28 (j)	70,141	70,141
Term Loan, 5.000%, 1M LIBOR + 4.500%, 08/11/28	405,151	405,151
Tibco Software, Inc. 2nd Lien Term Loan, 7.710%, 1M LIBOR + 7.250%, 03/03/28	637,000	636,841

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Ultimate Software Group, Inc. 2nd Lien Term Loan, 5.750%, 3M LIBOR + 5.250%, 05/03/27	1,152,400	$1,147,598
Term Loan, 3.750%, 3M LIBOR + 3.250%, 05/04/26	887,573	881,471
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 05/04/26	231,448	230,966
Veritas U.S., Inc. Term Loan B, 6.000%, 3M LIBOR + 5.000%, 09/01/25	1,061,117	998,334

		27,266,604

Telecommunications—0.8%
Altice France S.A. Term Loan B13, 4.506%, 3M LIBOR + 4.000%, 08/14/26	362,317	356,089
Cincinnati Bell, Inc. Term Loan B2, 4.051%, TSFR + 3.250%, 11/22/28	240,709	238,704
Connect Finco Sarl Term Loan B, 4.500%, 1M LIBOR + 3.500%, 12/11/26	373,731	371,084
Delta TopCo, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/01/27	974,025	959,936
Digicel International Finance, Ltd. Term Loan B, 3.500%, 6M LIBOR + 3.250%, 05/28/24	1,541,611	1,472,239
Frontier Communications Corp. DIP Term Loan B, 4.733%, 3M LIBOR + 3.750%, 05/01/28	696,960	686,854
Intelsat Jackson Holdings S.A. Exit Term Loan B, 4.920%, TSFR + 4.250%, 02/01/29	1,032,413	1,017,141
Term Loan B3, 8.250%, PRIME + 4.750%, 11/27/23	2,213	2,181
Term Loan B4, 9.000%, PRIME + 5.500%, 01/02/24	1,905	1,877
Term Loan B5, 8.625%, 01/02/24	11,861	11,689
MetroNet Systems Holdings LLC 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.750%, 06/02/28	56,858	56,271
ViaSat, Inc. Term Loan, 5.000%, TSFR + 4.500%, 03/02/29	1,076,938	1,060,784
Zayo Group Holdings, Inc. Term Loan, 3.457%, 1M LIBOR + 3.000%, 03/09/27	1,315,696	1,281,981

		7,516,830

Transportation—0.0%
AIT Worldwide Logistics, Inc Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/06/28	296,510	295,027

Total Floating Rate Loans (Cost $123,789,769)		123,021,262

Common Stocks—2.4%

Auto Components—0.0%
Lear Corp.	525	74,860

Building Products—0.0%
Azek Co., Inc. (The) (k)	452	11,228

Chemicals—0.1%
Diversey Holdings, Ltd. (a) (k)	82,488	624,434
Element Solutions, Inc.	41,415	906,988

		1,531,422

Communications Equipment—0.0%
CommScope Holding Co., Inc. (a) (k)	12,944	101,999

Containers & Packaging—0.1%
Ardagh Metal Packaging S.A. (k)	75,788	616,156

Diversified Telecommunication Services—0.0%
Liberty Global plc - Class A (k)	533	13,597

Electrical Equipment—0.1%
Sensata Technologies Holding plc (a) (k)	10,197	518,517

Equity Real Estate Investment Trusts—0.4%
Gaming and Leisure Properties, Inc.	30,586	1,435,401
VICI Properties, Inc. (a)	98,639	2,807,266

		4,242,667

Hotels, Restaurants & Leisure—0.0%
Aramark	12,643	475,377

IT Services—0.1%
Block, Inc. (k)	2,424	328,694
Twilio, Inc. - Class A (k)	1,208	199,091

		527,785

Life Sciences Tools & Services—0.2%
Avantor, Inc. (k)	27,626	934,311
Syneos Health, Inc. (k)	12,806	1,036,646

		1,970,957

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (k)	168,961	584,605

Metals & Mining—0.1%
Constellium SE (k)	71,641	1,289,538

Oil, Gas & Consumable Fuels—1.0%
Cheniere Energy, Inc.	6,500	901,225
Chesapeake Energy Corp. (a)	19,454	1,692,498
Diamondback Energy, Inc.	4,901	671,829
DT Midstream, Inc.	10,546	572,226
Energy Transfer L.P.	240,998	2,696,768
EQT Corp.	16,722	575,404
Matador Resources Co. (a)	10,884	576,634
Occidental Petroleum Corp.	3,248	184,291
Pioneer Natural Resources Co.	2,090	522,563
Targa Resources Corp.	9,000	679,230
Western Midstream Partners L.P.	5,518	139,164

		9,211,832

Road & Rail—0.1%
Uber Technologies, Inc. (k)	21,356	761,982

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—0.1%
Informatica, Inc. - Class A (a) (k)	36,157	$713,739

Total Common Stocks (Cost $20,085,192)		22,646,261

Convertible Bonds—0.5%

Commercial Services—0.0%
Nexi S.p.A. Zero Coupon, 02/24/28 (EUR)	100,000	90,423

Engineering & Construction—0.1%
Cellnex Telecom S.A. 0.750%, 11/20/31 (EUR)	500,000	476,567

Internet—0.1%
Uber Technologies, Inc. Zero Coupon, 12/15/25 (a)	777,000	695,415

Lodging—0.0%
Accor S.A. 0.700%, 12/07/27 (EUR)	80,400	42,819

Media—0.3%
Cable One, Inc. 1.125%, 03/15/28 (a)	532,000	475,608
DISH Network Corp. 3.375%, 08/15/26	368,000	331,016
Liberty Broadband Corp. 1.250%, 09/30/50 (144A)	997,000	954,627
2.750%, 09/30/50 (144A)	1,858,000	1,832,498

		3,593,749

Total Convertible Bonds (Cost $5,394,449)		4,898,973

Escrow Shares—0.0%

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc.	1,740,000	9,048
Lehman Brothers Holdings, Inc.	489,000	2,543

Total Escrow Shares (Cost $0)		11,591

Short-Term Investment—1.6%

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $15,322,429; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/25, with a market value of $15,628,907.	15,322,429	15,322,429

Total Short-Term Investments (Cost $15,322,429)		15,322,429

Securities Lending Reinvestments (l)—6.6%
Security Description	Principal Amount*	Value

Certificates of Deposit—1.0%
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (b)	1,000,000	1,000,000
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (b)	1,000,000	998,726
Mizuho Bank, Ltd. 0.250%, 05/05/22	1,000,000	999,691
National Westminster Bank plc 0.440%, 05/11/22	1,000,000	999,820
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	400,000	399,932
0.720%, SOFR + 0.440%, 09/26/22 (b)	1,000,000	1,000,200
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (b)	1,000,000	997,662
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (b)	1,000,000	999,183
Sumitomo Mitsui Banking Corp. 0.720%, SOFR + 0.450%, 09/06/22 (b)	1,000,000	999,930
Toronto-Dominion Bank (The) 0.820%, FEDEFF PRV + 0.490%, 12/23/22 (b)	1,000,000	999,704

		9,394,848

Commercial Paper—0.2%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (b)	1,000,000	1,000,399
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (b)	1,000,000	999,231

		1,999,630

Repurchase Agreements—4.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $13,154,431; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $13,417,430.	13,154,343	13,154,343
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $3,000,024; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,400,012; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000

BHFTI-80

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $3,000,187; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $3,061,707.	3,000,000	$3,000,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $2,000,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $2,211,597.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $4,200,051; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $4,663,582.	4,200,000	4,200,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,000,094; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,110,377.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $2,800,028; collateralized by various Common Stock with an aggregate market value of $3,111,368.	2,800,000	2,800,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $1,300,014; collateralized by various Common Stock with an aggregate market value of $1,444,564.	1,300,000	1,300,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $1,200,014; collateralized by various Common Stock with an aggregate market value of $1,333,548.	1,200,000	1,200,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $800,065; collateralized by various Common Stock with an aggregate market value of $889,032.	800,000	800,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $2,000,022; collateralized by various Common Stock with an aggregate market value of $2,316,377.	2,000,000	2,000,000

		40,854,343

Time Deposits—0.6%
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000

Time Deposits—(Continued)
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		6,000,000

Mutual Funds—0.5%
Fidelity Government Portfolio, Class I 0.120% (m)	500,000	500,000
Fidelity Government Portfolio, Institutional Class 0.160% (m)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (m)	3,800,000	3,800,000

		4,800,000

Total Securities Lending Reinvestments (Cost $63,054,321)		63,048,821

Total Purchased Options—0.0% (n) (Cost $329,588)		182,266
Total Investments—106.2% (Cost $1,039,719,257)		1,010,872,284
Unfunded Loan Commitments—(0.1)% (Cost $(987,830))		(987,830)
Net Investments—106.1% (Cost $1,038,731,427)		1,009,884,454
Other assets and liabilities (net)—(6.1)%		(58,349,939)

Net Assets—100.0%		$951,534,515

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $680,408, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $87,719,157 and the collateral received consisted of cash in the amount of $63,054,030 and non-cash collateral with a value of $28,439,971. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.

BHFTI-81

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after March 31, 2022, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(m)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(n)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $619,064,786, which is 65.1% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
ION Trading Technologies Sarl, 5.750%, 05/15/28	05/03/21	$706,000	$712,000	$680,408

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	188,000	RBC	04/04/22	USD	209,697	$(1,722)
EUR	100,074	UBSA	06/15/22	USD	110,767	238

Contracts to Deliver
EUR	20,330,000	BNP	06/15/22	USD	22,370,583	(180,221)
EUR	188,000	RBC	06/15/22	USD	210,257	1,720
EUR	2,000	TDB	06/15/22	USD	2,206	(12)
EUR	169,000	WBC	06/15/22	USD	187,125	(336)
GBP	3,211,000	TDB	06/15/22	USD	4,188,791	(28,115)

Net Unrealized Depreciation						$(208,448)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
U.S. Treasury Long Bond Futures	06/21/22	(2)	USD	(300,125)	$9,132
U.S. Treasury Note 10 Year Futures	06/21/22	(41)	USD	(5,037,875)	153,694
U.S. Treasury Ultra Long Bond Futures	06/21/22	(47)	USD	(8,324,875)	243,437

Net Unrealized Appreciation					$406,263

Purchased Options

Exchange-Traded Equity Options	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro STOXX 50 Index	EUR	4,200.000	06/17/22	8	EUR	336,000	$3,876	$2,319	$(1,557)
Call - Euro STOXX Banks Index	EUR	105.000	04/14/22	31	EUR	162,750	3,618	86	(3,533)
Call - Euro STOXX Banks Index	EUR	100.000	06/17/22	27	EUR	135,000	4,161	2,165	(1,995)
Put - SPDR S&P 500 ETF Trust	USD	438.000	04/14/22	295	USD	12,921,000	144,647	56,640	(88,007)
Put - SPDR S&P 500 ETF Trust	USD	440.000	05/06/22	194	USD	8,536,000	173,286	121,056	(52,230)

Totals							$329,588	$182,266	$(147,322)

BHFTI-82

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Written Options

Exchange-Traded Equity Options	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Euro STOXX 50 Index	EUR	4,400.000	06/17/22	(8)	EUR	(352,000)	$(887)	$(469)	$418
Call - Euro STOXX Banks Index	EUR	115.000	04/14/22	(31)	EUR	(178,250)	(660)	(86)	574
Call - Euro STOXX Banks Index	EUR	110.000	06/17/22	(27)	EUR	(148,500)	(1,078)	(448)	630
Put - SPDR S&P 500 ETF Trust	USD	415.000	04/14/22	(295)	USD	(12,242,500)	(49,802)	(15,635)	34,167
Put - SPDR S&P 500 ETF Trust	USD	415.000	05/06/22	(194)	USD	(8,051,000)	(78,137)	(44,232)	33,905

Totals							$(130,564)	$(60,870)	$69,694

Swap Agreements

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/26	CBNA	4.851%	EUR	10,000	$60	$231	$(171)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	1.948%	USD	348,000	(5,548)	(9,200)	3,652
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	3.008%	USD	225,000	(13,413)	(41,969)	28,556
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	06/20/26	BBP	2.883%	EUR	10,000	924	790	134
CMA CGM S.A. 6.500%, due 07/15/22	5.000%	Quarterly	06/20/26	CSI	2.883%	EUR	10,000	924	439	485
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	12/20/26	JPMC	3.329%	EUR	70,000	5,604	2,917	2,687
Intrum AB 3.125% due 07/15/24	5.000%	Quarterly	12/20/26	CSI	3.840%	EUR	100,000	5,426	7,672	(2,246)
Jaguar Land Rover Automotive plc 2.200%, due 07/15/22	5.000%	Quarterly	12/20/26	BBP	5.317%	EUR	25,380	(354)	1,047	(1,401)
Jaguar Land Rover Automotive plc 2.200%, due 07/15/22	5.000%	Quarterly	12/20/26	CSI	5.317%	EUR	24,671	(344)	1,076	(1,420)
K&S AG 3.250%, due 07/18/24	5.000%	Quarterly	12/20/26	JPMC	1.987%	EUR	60,000	8,952	5,104	3,848
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/25	CBNA	1.608%	EUR	10,755	(228)	(1,226)	998
Virgin Media Finance plc 3.750%, due 7/15/30	5.000%	Quarterly	12/20/25	JPMC	2.258%	EUR	30,000	3,254	3,024	230

Totals								$5,257	$(30,095)	$35,352

BHFTI-83

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(JPMC)—	JPMorgan Chase Bank N.A.
(RBC)—	Royal Bank of Canada
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG
(WBC)—	Westpac Banking Corp.

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-84

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$11,559,044	$—	$11,559,044
Aerospace/Defense	—	25,409,869	—	25,409,869
Agriculture	—	114,626	—	114,626
Airlines	—	17,059,935	—	17,059,935
Apparel	—	2,130,956	—	2,130,956
Auto Manufacturers	—	11,207,697	—	11,207,697
Auto Parts & Equipment	—	13,219,861	—	13,219,861
Banks	—	8,664,218	—	8,664,218
Biotechnology	—	331,117	—	331,117
Building Materials	—	8,123,395	—	8,123,395
Chemicals	—	17,479,192	—	17,479,192
Commercial Services	—	40,777,069	—	40,777,069
Computers	—	7,979,729	—	7,979,729
Cosmetics/Personal Care	—	532,575	—	532,575
Distribution/Wholesale	—	624,408	—	624,408
Diversified Financial Services	—	19,154,492	—	19,154,492
Electric	—	15,313,563	—	15,313,563
Electrical Components & Equipment	—	2,453,188	—	2,453,188
Electronics	—	4,944,090	—	4,944,090
Energy-Alternate Sources	—	392,676	—	392,676
Engineering & Construction	—	2,230,027	—	2,230,027
Entertainment	—	38,506,233	—	38,506,233
Environmental Control	—	7,457,182	—	7,457,182
Food	—	17,773,396	—	17,773,396
Food Service	—	1,122,119	—	1,122,119
Hand/Machine Tools	—	103,573	—	103,573
Healthcare-Products	—	8,975,373	—	8,975,373
Healthcare-Services	—	39,491,106	—	39,491,106
Home Builders	—	6,721,570	—	6,721,570
Home Furnishings	—	1,282,884	—	1,282,884
Household Products/Wares	—	1,526,909	—	1,526,909
Housewares	—	2,682,882	—	2,682,882
Insurance	—	16,797,665	—	16,797,665
Internet	—	15,374,359	—	15,374,359
Investment Companies	—	4,195,660	—	4,195,660
Iron/Steel	—	5,746,472	—	5,746,472
Leisure Time	—	18,468,320	—	18,468,320
Lodging	—	5,396,688	—	5,396,688
Machinery-Construction & Mining	—	3,750,512	—	3,750,512
Machinery-Diversified	—	8,377,854	—	8,377,854
Media	—	50,943,204	—	50,943,204
Metal Fabricate/Hardware	—	952,269	—	952,269
Mining	—	10,018,846	—	10,018,846
Miscellaneous Manufacturing	—	958,067	—	958,067
Office/Business Equipment	—	111,714	—	111,714

BHFTI-85

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil & Gas	$—	$46,363,939	$—	$46,363,939
Oil & Gas Services	—	3,435,339	—	3,435,339
Packaging & Containers	—	17,751,444	—	17,751,444
Pharmaceuticals	—	19,217,474	—	19,217,474
Pipelines	—	48,713,616	—	48,713,616
Real Estate	—	5,454,949	0	5,454,949
Real Estate Investment Trusts	—	25,339,555	—	25,339,555
Retail	—	31,704,221	—	31,704,221
Semiconductors	—	1,350,373	—	1,350,373
Software	—	25,579,692	—	25,579,692
Telecommunications	—	75,893,804	—	75,893,804
Toys/Games/Hobbies	—	2,143,010	—	2,143,010
Transportation	—	1,147,491	—	1,147,491
Trucking & Leasing	—	996,508	—	996,508
Water	—	212,682	—	212,682
Total Corporate Bonds & Notes	—	781,740,681	0	781,740,681
Total Floating Rate Loans (Less Unfunded Loan Commitments of $987,830)*	—	122,033,432	—	122,033,432
Total Common Stocks*	22,646,261	—	—	22,646,261
Total Convertible Bonds*	—	4,898,973	—	4,898,973
Total Escrow Shares*	—	11,591	—	11,591
Total Short-Term Investment*	—	15,322,429	—	15,322,429
Securities Lending Reinvestments
Certificates of Deposit	—	9,394,848	—	9,394,848
Commercial Paper	—	1,999,630	—	1,999,630
Repurchase Agreements	—	40,854,343	—	40,854,343
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	4,800,000	—	—	4,800,000
Total Securities Lending Reinvestments	4,800,000	58,248,821	—	63,048,821
Total Purchased Options	$182,266	$—	$—	$182,266
Total Net Investments	$27,628,527	$982,255,927	$0	$1,009,884,454

Collateral for Securities Loaned (Liability)	$—	$(63,054,030)	$—	$(63,054,030)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,958	$—	$1,958
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(210,406)	—	(210,406)
Total Forward Contracts	$—	$(208,448)	$—	$(208,448)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$406,263	$—	$—	$406,263
Total Written Options	$(60,870)	$—	$—	$(60,870)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$25,144	$—	$25,144
OTC Swap Contracts at Value (Liabilities)	—	(19,887)	—	(19,887)
Total OTC Swap Contracts	$—	$5,257	$—	$5,257

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTI-86

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,256,685	$19,415,778
Baillie Gifford International Stock Portfolio (Class A) (b)	6,173,440	73,216,998
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,382,462	67,063,213
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,099,215	57,490,437
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	3,814,348	44,132,001
Brighthouse/Artisan International Portfolio (Class A) (a)	6,069,485	74,169,103
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	51,110	14,560,222
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	7,578,754	92,839,742
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	2,519,648	98,619,035
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,026,336	72,916,938
CBRE Global Real Estate Portfolio (Class A) (a)	4,143,085	58,334,633
Frontier Mid Cap Growth Portfolio (Class A) (b)	476,927	18,480,920
Harris Oakmark International Portfolio (Class A) (a)	7,510,072	99,433,360
Invesco Comstock Portfolio (Class A) (a)	6,445,272	112,534,448
Invesco Global Equity Portfolio (Class A) (a)	1,564,440	42,896,941
Invesco Small Cap Growth Portfolio (Class A) (a)	2,362,194	32,125,844
Jennison Growth Portfolio (Class A) (b)	5,544,835	99,585,244
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,041,649	39,689,665
Loomis Sayles Growth Portfolio (Class A) (a)	7,730,701	118,279,732

Affiliated Investment Companies—(Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	3,582,609	50,658,085
MFS Research International Portfolio (Class A) (a)	4,438,720	59,523,241
MFS Value Portfolio (Class A) (b)	6,581,876	121,238,151
Morgan Stanley Discovery Portfolio (Class A) (a)	545,028	8,813,099
Neuberger Berman Genesis Portfolio (Class A) (b)	900,489	21,296,554
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,703,278	39,847,268
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	3,905,800	101,785,144
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,109,222	111,310,146
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,186,360	13,809,232
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,346,513	32,181,664
VanEck Global Natural Resources Portfolio (Class A) (b)	3,020,708	44,555,448
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	408,287	9,905,050

Total Mutual Funds (Cost $1,588,279,721)		1,850,707,336

Total Investments—100.0% (Cost $1,588,279,721)		1,850,707,336
Other assets and liabilities (net)—0.0%		(626,740)

Net Assets—100.0%		$1,850,080,596

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,850,707,336	$—	$—	$1,850,707,336
Total Investments	$1,850,707,336	$—	$—	$1,850,707,336

BHFTI-87

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—71.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—71.1%
AB International Bond Portfolio (Class A) (a)	13,512,778	$130,533,437
Allspring Mid Cap Value Portfolio (Class A) (a)	10,418,952	160,972,815
Baillie Gifford International Stock Portfolio (Class A) (b)	22,171,257	262,951,107
BlackRock Bond Income Portfolio (Class A) (b)	7,516,457	762,319,118
BlackRock Capital Appreciation Portfolio (Class A) (b)	469,727	22,786,438
BlackRock High Yield Portfolio (Class A) (a)	13,729,186	106,538,486
Brighthouse Small Cap Value Portfolio (Class A) (a)	7,018,483	130,192,856
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	8,009,334	92,667,993
Brighthouse/Artisan International Portfolio (Class A) (a)	16,659,881	203,583,748
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	565,571	161,119,730
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	11,982,498	146,785,606
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	16,095,111	160,307,307
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	29,165,860	263,951,037
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	17,465,409	140,072,580
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,088,824	42,616,588
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	2,679,163	48,519,650
CBRE Global Real Estate Portfolio (Class A) (a)	6,956,756	97,951,129
Frontier Mid Cap Growth Portfolio (Class A) (b)	3,541,460	137,231,559
Harris Oakmark International Portfolio (Class A) (a)	28,770,542	380,921,983
Invesco Comstock Portfolio (Class A) (a)	681,029	11,890,769
Invesco Global Equity Portfolio (Class A) (a)	3,602,784	98,788,336
Invesco Small Cap Growth Portfolio (Class A) (a)	6,586,872	89,581,459
Jennison Growth Portfolio (Class A) (b)	1,849,406	33,215,334
JPMorgan Core Bond Portfolio (Class A) (a)	45,490,806	446,719,712
JPMorgan Small Cap Value Portfolio (Class A) (a)	4,847,150	94,228,605
Loomis Sayles Growth Portfolio (Class A) (a)	1,738,180	26,594,149
MFS Research International Portfolio (Class A) (a)	20,163,536	270,393,013
MFS Value Portfolio (Class A) (b)	1,874,728	34,532,487
Morgan Stanley Discovery Portfolio (Class A) (a)	3,063,846	49,542,397
Neuberger Berman Genesis Portfolio (Class A) (b)	3,082,839	72,909,137
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	19,314,084	213,227,492
PIMCO Total Return Portfolio (Class A) (a)	52,551,672	573,338,738
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	8,490,480	91,357,566
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	751,075	26,888,501
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	6,728,154	78,315,714
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	5,383,679	128,669,919
TCW Core Fixed Income Portfolio (Class A) (a)	63,737,832	615,070,075
VanEck Global Natural Resources Portfolio (Class A) (b)	11,364,305	167,623,495
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	26,824,048	345,493,737
Western Asset Management U.S. Government Portfolio (Class A) (b)	33,077,458	367,490,557

Total Mutual Funds (Cost $7,034,616,043)		7,287,894,359

U.S. Treasury & Government Agencies—28.2%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—1.7%
Fannie Mae 30 Yr. Pool 4.000%, 08/01/47	28,529	29,413
4.000%, 06/01/48	119,799	122,877
4.000%, 11/01/48	7,122	7,292
4.000%, 03/01/49	1,261,036	1,290,456
4.000%, 08/01/49	166,860	170,539
4.000%, 03/01/50	27,414,615	27,989,256
4.000%, 07/01/50	5,386,726	5,501,945
Fannie Mae Pool 2.920%, 03/01/35	2,950,000	2,827,906
3.180%, 07/01/35	2,572,387	2,561,436
Freddie Mac 30 Yr. Pool 4.000%, 05/01/48	6,437	6,597
4.000%, 03/01/50	116,378	119,183
4.000%, 05/01/50	57,653	58,912
Freddie Mac Multifamily Structured Pass-Through Certificates 3.176%, 11/25/28	4,022,496	4,086,809
Ginnie Mae II 30 Yr. Pool 4.000%, TBA (d)	110,000,000	111,698,984
Uniform Mortgage-Backed Securities 30 Yr. Pool 4.000%, TBA (d)	16,000,000	16,269,259

		172,740,864

Federal Agencies—0.3%
Resolution Funding Corp. Principal Strip
Zero Coupon, 04/15/30	19,500,000	15,793,646
Tennessee Valley Authority 2.875%, 02/01/27	1,700,000	1,721,272
4.250%, 09/15/65	10,000,000	12,335,527

		29,850,445

U.S. Treasury—26.2%
U.S. Treasury Bonds
1.375%, 11/15/40	48,000,000	39,241,875
1.375%, 08/15/50	367,400,000	282,783,188
1.625%, 11/15/50	144,200,000	118,165,140
1.875%, 02/15/41	32,200,000	28,671,836
1.875%, 02/15/51	173,000,000	151,165,507
1.875%, 11/15/51 (e)	15,000,000	13,157,813
2.000%, 08/15/51	66,300,000	59,815,031
2.250%, 05/15/41	75,000,000	70,801,758
2.750%, 11/15/42	196,000,000	199,047,188
2.875%, 05/15/43	126,000,000	130,439,532
2.875%, 11/15/46	114,100,000	119,960,996
3.000%, 11/15/44	80,000,000	84,775,000
3.125%, 02/15/43	89,700,000	96,539,625
3.375%, 05/15/44	99,895,000	112,163,355
U.S. Treasury Notes
0.250%, 09/30/25	40,000,000	36,950,000
0.375%, 12/31/25	50,000,000	46,169,922
0.375%, 09/30/27	125,000,000	111,596,680
0.500%, 02/28/26 (f)	21,100,000	19,507,609
0.750%, 05/31/26	300,000,000	279,023,436
1.125%, 02/15/31	39,700,000	35,846,309
1.250%, 04/30/28	49,000,000	45,646,563
1.250%, 08/15/31	60,000,000	54,543,750
1.375%, 10/31/28	37,900,000	35,430,578
1.500%, 11/30/24 (f)	100,000,000	97,414,062

BHFTI-88

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.750%, 08/31/23	422,000,000	$425,873,829

		2,694,730,582

Total U.S. Treasury & Government Agencies (Cost $3,016,983,677)		2,897,321,891

Corporate Bonds & Notes—1.7%

Banks—1.6%
Bank of America Corp. 3.419%, 3M LIBOR + 1.040%, 12/20/28 (g)	20,000,000	19,797,885
Citigroup, Inc. 3.887%, 3M LIBOR + 1.563%, 01/10/28 (g)	20,000,000	20,224,993
Cooperative Rabobank UA 4.375%, 08/04/25	5,000,000	5,081,304
Goldman Sachs Group, Inc. (The) 3.691%, 3M LIBOR + 1.510%, 06/05/28 (g)	10,000,000	10,011,472
3.750%, 02/25/26	19,500,000	19,807,547
HSBC Holdings plc 4.300%, 03/08/26	20,000,000	20,521,500
5.250%, 03/14/44	3,000,000	3,308,646
JPMorgan Chase & Co. 3.540%, 3M LIBOR + 1.380%, 05/01/28 (g)	10,000,000	10,026,166
4.000%, SOFR + 2.745%, 04/01/25 (g)	8,000,000	7,544,000
6.125%, 3M LIBOR + 3.330%, 04/30/24 (g)	3,000,000	3,027,000
Mitsubishi UFJ Financial Group, Inc. 2.852%, 1Y H15 + 1.100%, 01/19/33 (g)	5,100,000	4,752,167
Mizuho Financial Group, Inc. 4.254%, 3M LIBOR + 1.270%, 09/11/29 (g)	5,000,000	5,126,984
Morgan Stanley 3.591%, 3M LIBOR + 1.340%, 07/22/28 (g)	20,000,000	20,055,620
UBS Group AG 3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (g)	3,000,000	2,665,641
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (g)	8,600,000	8,664,500

		160,615,425

Diversified Financial Services—0.0%
Blackstone Holdings Finance Co. LLC 3.200%, 01/30/52 (144A)	1,300,000	1,125,111

Electric—0.0%
Israel Electric Corp., Ltd. 3.750%, 02/22/32 (144A)	900,000	862,844

Insurance—0.1%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	4,024,622

Telecommunications—0.0%
AT&T, Inc. 3.500%, 09/15/53	2,045,000	1,794,373
3.800%, 12/01/57	1,556,000	1,419,601

		3,213,974

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,363,000	2,422,018

Total Corporate Bonds & Notes (Cost $177,632,064)		172,263,994

Mortgage-Backed Securities—0.2%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—0.2%
Citigroup Mortgage Loan Trust 3.000%, 11/27/51 (144A) (g)	22,626,124	21,736,194

Total Mortgage-Backed Securities (Cost $22,502,389)		21,736,194

Municipals—0.0%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	602,446
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,049,782

Total Municipals (Cost $2,512,921)		2,652,228

Short-Term Investments—0.3%

Repurchase Agreements—0.3%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $21,400,155; collateralized by U.S. Treasury Bond at 3.125%, maturing 11/15/41, with a market value of $21,598,269.	21,400,000	21,400,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $5,095,948; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/24, with a market value of $5,197,952.	5,095,948	5,095,948

Total Short-Term Investments (Cost $26,495,948)		26,495,948

Total Investments—101.5% (Cost $10,280,743,042)		10,408,364,614
Other assets and liabilities (net)—(1.5)%		(153,342,638)

Net Assets—100.0%		$10,255,021,976

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $83,409,599.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $30,414,412, which is 0.3% of net assets.

BHFTI-89

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
JPY	20,900,000	GSBU	04/04/22	USD	182,133	$10,455

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/17/22	6,872	USD	1,556,765,700	$30,043,104

Glossary of Abbreviations

Counterparties

(GSBU)—	Goldman Sachs Bank USA

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$7,287,894,359	$—	$—	$7,287,894,359
Total U.S. Treasury & Government Agencies*	—	2,897,321,891	—	2,897,321,891
Total Corporate Bonds & Notes*	—	172,263,994	—	172,263,994
Total Mortgage-Backed Securities*	—	21,736,194	—	21,736,194
Total Municipals*	—	2,652,228	—	2,652,228
Total Short-Term Investments*	—	26,495,948	—	26,495,948
Total Investments	$7,287,894,359	$3,120,470,255	$—	$10,408,364,614

Secured Borrowings (Liability)	$—	$12,938,412	$—	$12,938,412
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$10,455	$—	$10,455
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$30,043,104	$—	$—	$30,043,104

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-90

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Parsons Corp. (a) (b)	121,515	$4,702,630

Auto Components—1.1%
Adient plc (a) (b)	107,900	4,399,083
Holley, Inc. (a) (b)	576,458	8,018,531

		12,417,614

Banks—12.9%
Associated Banc-Corp. (b)	182,524	4,154,246
Bank of NT Butterfield & Son, Ltd. (The)	92,800	3,329,664
CVB Financial Corp. (b)	188,630	4,378,102
East West Bancorp, Inc.	187,800	14,839,956
First Financial Bancorp	209,700	4,833,585
First Hawaiian, Inc. (b)	107,770	3,005,705
First Interstate BancSystem, Inc. - Class A	181,387	6,669,600
FNB Corp.	675,900	8,414,955
Hancock Whitney Corp.	314,084	16,379,480
Hope Bancorp, Inc.	106,273	1,708,870
Metropolitan Bank Holding Corp. (a)	6,353	646,545
NBT Bancorp, Inc.	13,515	488,297
Prosperity Bancshares, Inc.	34,120	2,367,246
Renasant Corp.	114,795	3,839,893
S&T Bancorp, Inc.	65,141	1,926,871
Sandy Spring Bancorp, Inc. (b)	65,100	2,924,292
SouthState Corp. (b)	65,979	5,383,227
Synovus Financial Corp.	146,500	7,178,500
UMB Financial Corp. (b)	136,999	13,310,823
Umpqua Holdings Corp.	432,350	8,154,121
Valley National Bancorp (b)	565,200	7,358,904
Webster Financial Corp.	262,302	14,720,388
Western Alliance Bancorp	124,300	10,294,526

		146,307,796

Beverages—0.4%
Primo Water Corp.	315,867	4,501,105

Building Products—3.2%
CSW Industrials, Inc. (b)	85,883	10,098,982
Griffon Corp.	188,923	3,784,128
Janus International Group Inc. (a) (b)	258,041	2,322,369
JELD-WEN Holding, Inc. (a) (b)	73,618	1,492,973
Quanex Building Products Corp. (b)	276,375	5,801,111
Simpson Manufacturing Co., Inc.	42,622	4,647,503
UFP Industries, Inc.	46,535	3,590,640
Zurn Water Solutions Corp.	119,500	4,230,300

		35,968,006

Capital Markets—1.7%
Apollo Investment Corp. (b)	185,536	2,452,786
GlassBridge Enterprises, Inc. (a) (b)	572	3,718
New Mountain Finance Corp. (b)	255,654	3,540,808
Stifel Financial Corp. (b)	173,850	11,804,415
Westwood Holdings Group, Inc.	67,917	1,040,488

		18,842,215

Chemicals—6.0%
Ashland Global Holdings, Inc.	34,400	$3,385,304
Avient Corp. (b)	379,681	18,224,688
Diversey Holdings, Ltd. (a) (b)	194,674	1,473,682
Ecovyst, Inc. (b)	328,325	3,795,437
Element Solutions, Inc.	81,165	1,777,514
HB Fuller Co.	70,800	4,677,756
Huntsman Corp. (b)	177,400	6,654,274
Innospec, Inc.	179,137	16,579,129
Minerals Technologies, Inc. (b)	22,942	1,517,613
NewMarket Corp. (b)	24,212	7,853,889
Scotts Miracle-Gro Co. (The) (b)	18,600	2,287,056

		68,226,342

Commercial Services & Supplies—2.0%
ACCO Brands Corp.	392,571	3,140,568
Deluxe Corp. (b)	38,924	1,177,062
Ennis, Inc. (b)	137,619	2,541,823
Harsco Corp. (a) (b)	174,945	2,141,327
Healthcare Services Group, Inc. (b)	168,716	3,133,056
Matthews International Corp. - Class A (b)	30,608	990,475
UniFirst Corp.	27,000	4,975,560
Viad Corp. (a) (b)	123,833	4,413,408

		22,513,279

Communications Equipment—0.8%
NETGEAR, Inc. (a) (b)	52,552	1,296,983
NetScout Systems, Inc. (a)	96,590	3,098,607
Viavi Solutions, Inc. (a) (b)	284,500	4,574,760

		8,970,350

Construction & Engineering—1.9%
API Group Corp. (a) (b)	359,049	7,550,800
MasTec, Inc. (a) (b)	129,445	11,274,660
Primoris Services Corp.	111,200	2,648,784

		21,474,244

Construction Materials—1.5%
Eagle Materials, Inc. (b)	114,394	14,683,614
Summit Materials, Inc. - Class A (a) (b)	94,000	2,919,640

		17,603,254

Consumer Finance—0.1%
PROG Holdings, Inc. (a)	56,148	1,615,378

Containers & Packaging—2.6%
Berry Global Group, Inc. (a)	128,903	7,471,218
Myers Industries, Inc. (b)	168,662	3,643,099
Silgan Holdings, Inc. (b)	241,835	11,180,032
TriMas Corp. (b)	209,428	6,720,545

		29,014,894

Diversified Consumer Services—0.3%
Service Corp. International	55,750	3,669,465

BHFTI-91

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—0.4%
Jackson Financial, Inc. - Class A (b)	101,816	$4,503,322

Electric Utilities—1.1%
ALLETE, Inc. (b)	101,694	6,811,464
Hawaiian Electric Industries, Inc.	125,318	5,302,205

		12,113,669

Electrical Equipment—2.0%
Atkore, Inc. (a)	162,268	15,973,662
Babcock & Wilcox Enterprises, Inc. (a) (b)	303,570	2,477,131
Regal Rexnord Corp. (b)	26,606	3,958,441

		22,409,234

Electronic Equipment, Instruments & Components—2.0%
Belden, Inc. (b)	108,909	6,033,559
Flex, Ltd. (a)	376,637	6,986,616
TD SYNNEX Corp.	35,300	3,643,313
TTM Technologies, Inc. (a)	332,376	4,925,812
Vishay Intertechnology, Inc.	71,900	1,409,240

		22,998,540

Energy Equipment & Services—1.8%
Dril-Quip, Inc. (a) (b)	52,500	1,960,875
Forum Energy Technologies, Inc. (a) (b)	18,776	429,970
Helix Energy Solutions Group, Inc. (a) (b)	310,600	1,484,668
Liberty Oilfield Services, Inc. - Class A (a) (b)	136,895	2,028,784
Patterson-UTI Energy, Inc.	819,470	12,685,396
TechnipFMC plc (a) (b)	234,264	1,815,546

		20,405,239

Equity Real Estate Investment Trusts—4.5%
Brandywine Realty Trust	344,000	4,864,160
Independence Realty Trust, Inc. (b)	109,100	2,884,604
Kite Realty Group Trust	221,663	5,047,267
Life Storage, Inc.	40,450	5,680,393
LXP Industrial Trust (b)	341,400	5,359,980
National Health Investors, Inc. (b)	76,100	4,490,661
Outfront Media, Inc.	247,750	7,043,532
RPT Realty	221,100	3,044,547
Spirit Realty Capital, Inc.	136,200	6,267,924
Summit Hotel Properties, Inc. (a)	261,800	2,607,528
Washington Real Estate Investment Trust (b)	148,487	3,786,419

		51,077,015

Food & Staples Retailing—0.4%
Performance Food Group Co. (a)	98,781	5,028,941

Food Products—3.2%
Hostess Brands, Inc. (a)	129,961	2,851,344
J & J Snack Foods Corp. (b)	133,464	20,700,266
Nomad Foods, Ltd. (a)	341,771	7,717,189
Tootsie Roll Industries, Inc. (b)	76,421	2,671,673
UTZ Brands, Inc. (b)	150,615	2,226,090

		36,166,562

Gas Utilities—0.8%
South Jersey Industries, Inc.	133,000	$4,595,150
Southwest Gas Holdings, Inc.	55,700	4,360,753

		8,955,903

Health Care Equipment & Supplies—2.0%
Avanos Medical, Inc. (a)	86,100	2,884,350
Integer Holdings Corp. (a)	57,500	4,632,775
Integra LifeSciences Holdings Corp. (a)	78,800	5,063,688
Natus Medical, Inc. (a) (b)	116,038	3,049,479
NuVasive, Inc. (a)	52,100	2,954,070
Ortho Clinical Diagnostics Holdings plc (a)	40,120	748,639
Varex Imaging Corp. (a) (b)	162,596	3,461,669

		22,794,670

Health Care Providers & Services—1.5%
Owens & Minor, Inc. (b)	175,941	7,744,923
Patterson Cos., Inc. (b)	140,405	4,544,910
Premier, Inc. - Class A	65,081	2,316,232
Select Medical Holdings Corp.	122,600	2,941,174

		17,547,239

Hotels, Restaurants & Leisure—3.0%
Bowlero Corp. (a)	38,296	407,852
Choice Hotels International, Inc. (b)	22,800	3,232,128
Cracker Barrel Old Country Store, Inc.	30,400	3,609,392
Denny’s Corp. (a) (b)	557,776	7,981,775
Dine Brands Global, Inc. (b)	104,261	8,127,145
Jack in the Box, Inc. (b)	82,734	7,728,183
Texas Roadhouse, Inc.	38,000	3,181,740

		34,268,215

Household Durables—2.0%
Helen of Troy, Ltd. (a) (b)	54,270	10,628,237
KB Home	106,800	3,458,184
Meritage Homes Corp. (a)	49,000	3,882,270
Tupperware Brands Corp. (a) (b)	260,634	5,069,331

		23,038,022

Household Products—2.7%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a) (b)	123,002	5,016,022
Central Garden and Pet Co. (Voting Shares) (a) (b)	92,740	4,076,850
Spectrum Brands Holdings, Inc. (b)	239,729	21,268,757

		30,361,629

Insurance—5.5%
American Equity Investment Life Holding Co.	217,300	8,672,443
CNO Financial Group, Inc. (b)	74,014	1,857,011
Enstar Group, Ltd. (a) (b)	30,143	7,871,844
Hanover Insurance Group, Inc. (The)	113,005	16,896,508
Kemper Corp.	54,000	3,053,160
National Western Life Group, Inc. - Class A (b)	8,735	1,837,844
ProAssurance Corp.	125,675	3,378,144
Selective Insurance Group, Inc.	91,190	8,148,738
Stewart Information Services Corp.	180,157	10,919,316

		62,635,008

BHFTI-92

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.0%
Concentrix Corp.	32,186	$5,360,900
Kyndryl Holdings, Inc. (a) (b)	145,307	1,906,428
Maximus, Inc. (b)	56,286	4,218,636

		11,485,964

Leisure Products—0.2%
Acushnet Holdings Corp. (b)	62,400	2,512,224

Machinery—7.0%
Alamo Group, Inc. (b)	29,418	4,230,014
Altra Industrial Motion Corp.	122,800	4,780,604
Barnes Group, Inc.	96,200	3,866,278
Columbus McKinnon Corp. (b)	100,037	4,241,569
Douglas Dynamics, Inc. (b)	183,944	6,362,623
Franklin Electric Co., Inc.	171,654	14,254,148
Hillenbrand, Inc.	38,048	1,680,580
Hillman Solutions Corp. (a) (b)	551,815	6,555,562
ITT, Inc.	104,294	7,843,952
Kadant, Inc. (b)	30,781	5,977,362
Mayville Engineering Co., Inc. (a)	91,693	859,164
Mueller Industries, Inc. (b)	317,000	17,171,890
NN, Inc. (a) (b)	105,689	304,384
SPX Corp. (a) (b)	18,765	927,179

		79,055,309

Marine—0.4%
Kirby Corp. (a)	57,500	4,150,925

Media—0.6%
Cable One, Inc. (b)	1,750	2,562,420
DallasNews Corp.	46,771	325,526
Nexstar Media Group, Inc. - Class A (b)	23,100	4,353,888

		7,241,834

Metals & Mining—0.7%
Arconic Corp. (a)	154,100	3,948,042
Compass Minerals International, Inc. (b)	55,041	3,456,024

		7,404,066

Mortgage Real Estate Investment Trusts—1.2%
Apollo Commercial Real Estate Finance, Inc.	218,393	3,042,214
New York Mortgage Trust, Inc. (b)	942,283	3,439,333
Two Harbors Investment Corp. (b)	1,195,398	6,610,551

		13,092,098

Multi-Utilities—0.5%
Black Hills Corp.	69,594	5,360,130

Multiline Retail—0.3%
Franchise Group, Inc. (b)	89,058	3,689,673

Oil, Gas & Consumable Fuels—6.1%
Alto Ingredients, Inc. (a) (b)	175,803	1,198,977
Berry Corp. (b)	205,732	2,123,154

Oil, Gas & Consumable Fuels—(Continued)
CNX Resources Corp. (a)	423,100	8,766,632
Delek U.S. Holdings, Inc. (a)	116,400	2,470,008
Devon Energy Corp.	142,679	8,436,609
EQT Corp.	86,152	2,964,490
Magnolia Oil & Gas Corp. - Class A (b)	666,513	15,763,033
Matador Resources Co.	20,367	1,079,044
Murphy Oil Corp. (b)	149,400	6,034,266
Nordic American Tankers, Ltd. (b)	405,564	863,851
Northern Oil and Gas, Inc. (b)	73,061	2,059,590
Renewable Energy Group, Inc. (a)	54,292	3,292,810
Southwestern Energy Co. (a) (b)	990,425	7,101,347
Whiting Petroleum Corp.	91,575	7,464,278

		69,618,089

Paper & Forest Products—1.8%
Louisiana-Pacific Corp. (b)	165,300	10,268,436
Neenah, Inc. (b)	152,579	6,051,283
Schweitzer-Mauduit International, Inc.	141,578	3,893,395

		20,213,114

Personal Products—0.1%
Edgewell Personal Care Co. (b)	43,106	1,580,697

Pharmaceuticals—0.7%
Perrigo Co. plc (b)	88,017	3,382,493
Prestige Consumer Healthcare, Inc. (a) (b)	77,227	4,088,398

		7,470,891

Professional Services—2.0%
CACI International, Inc. - Class A (a)	11,000	3,313,860
CBIZ, Inc. (a) (b)	176,127	7,392,050
KBR, Inc. (b)	96,560	5,284,729
Korn Ferry	103,349	6,711,484

		22,702,123

Real Estate Management & Development—0.0%
Doma Holdings, Inc. (a) (b)	88,446	191,928

Road & Rail—1.0%
Saia, Inc. (a)	8,900	2,169,998
Werner Enterprises, Inc.	224,917	9,221,597

		11,391,595

Semiconductors & Semiconductor Equipment—2.1%
Cirrus Logic, Inc. (a)	54,800	4,646,492
Diodes, Inc. (a)	40,700	3,540,493
Power Integrations, Inc.	31,100	2,882,348
Teradyne, Inc. (b)	36,500	4,315,395
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	174,400	8,440,960

		23,825,688

Software—0.5%
E2open Parent Holdings, Inc. (a) (b)	196,631	1,732,319
NCR Corp. (a) (b)	91,584	3,680,761

BHFTI-93

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Synchronoss Technologies, Inc. (a) (b)	439,304	$759,996

		6,173,076

Special Purpose Acquisition Companies—0.4%
Pershing Square Tontine Holdings, Ltd. - Class A (a)	240,596	4,785,454

Specialty Retail—0.4%
Group 1 Automotive, Inc. (b)	25,900	4,346,797

Technology Hardware, Storage & Peripherals—0.1%
Xerox Holdings Corp.	72,585	1,464,039

Textiles, Apparel & Luxury Goods—0.9%
Delta Apparel, Inc. (a) (b)	61,202	1,823,208
Steven Madden, Ltd.	137,861	5,326,949
Wolverine World Wide, Inc. (b)	146,988	3,316,049

		10,466,206

Thrifts & Mortgage Finance—0.3%
Essent Group, Ltd.	96,100	3,960,281

Trading Companies & Distributors—1.8%
Air Lease Corp. (b)	83,648	3,734,883
Custom Truck One Source, Inc. (a) (b)	490,378	4,114,272
H&E Equipment Services, Inc.	68,600	2,985,472
WESCO International, Inc. (a)	75,400	9,812,556

		20,647,183

Total Common Stocks (Cost $820,118,861)		1,112,959,164

Short-Term Investment—2.0%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $22,757,552; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/24, with a market value of $23,212,867.	22,757,552	22,757,552

Total Short-Term Investments (Cost $22,757,552)		22,757,552

Securities Lending Reinvestments (c)—18.9%

Certificates of Deposit—6.8%
Bank of Montreal 0.300%, 06/02/22	6,000,000	5,995,596
Bank of Nova Scotia 0.320%, 06/07/22	5,000,000	4,995,920
0.400%, SOFR + 0.130%, 07/07/22 (d)	1,000,000	1,000,000
Barclays Bank plc 0.180%, 04/07/22	5,000,000	4,999,815
Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (d)	2,000,000	1,997,184
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (d)	3,000,000	2,995,546
0.770%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	3,001,905
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (d)	5,000,000	5,000,000
Credit Agricole S.A. 0.590%, 05/24/22	5,000,000	4,999,400
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (d)	3,000,000	2,994,465
Credit Suisse Group AG 0.830%, 06/03/22	5,000,000	5,000,920
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	7,000,000	6,991,082
National Australia Bank, Ltd. Zero Coupon, 04/25/22	2,000,000	1,999,280
Natixis S.A. (New York) 0.330%, 06/09/22	1,000,000	999,154
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (d)	2,000,000	1,999,996
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	1,200,000	1,199,796
0.720%, SOFR + 0.440%, 09/26/22 (d)	3,000,000	3,000,598
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (d)	6,000,000	5,985,972
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (d)	3,000,000	2,997,550
Sumitomo Mitsui Banking Corp. 0.200%, 04/26/22	4,000,000	3,999,096
0.720%, SOFR + 0.450%, 09/06/22 (d)	2,000,000	1,999,860
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (d)	3,000,000	2,990,619

		77,143,754

Commercial Paper—0.4%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (d)	3,000,000	3,001,197
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (d)	2,000,000	1,997,982

		4,999,179

Repurchase Agreements—10.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $17,086,928; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $17,428,550.	17,086,814	17,086,814
BofA Securities, Inc.
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $1,200,360; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $1,270,103.	1,200,000	1,200,000

BHFTI-94

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements —(Continued)
BofA Securities, Inc.
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,801,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $1,893,403.	1,800,000	$1,800,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $8,000,064; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $8,160,000.	8,000,000	8,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $5,350,305.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,800,015; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,836,001.	1,800,000	1,800,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $28,200,251; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $28,780,042.	28,200,000	28,200,000
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $9,000,560; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $9,185,120.	9,000,000	9,000,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $15,001,313; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $16,586,980.	15,000,000	15,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $8,200,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $9,105,088.	8,200,000	8,200,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements —(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $2,900,273; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $3,220,092.	2,900,000	2,900,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $ 3,200,032; collateralized by various Common Stock with an aggregate market value of $3,555,850.	3,200,000	3,200,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $1,700,018; collateralized by various Common Stock with an aggregate market value of $1,889,045.	1,700,000	1,700,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $5,800,066; collateralized by various Common Stock with an aggregate market value of $6,445,480.	5,800,000	5,800,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $4,200,343; collateralized by various Common Stock with an aggregate market value of $4,667,417.	4,200,000	4,200,000

		113,086,814

Time Deposits—1.3%
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Jyske Bank A/S 0.750%, 04/11/22	3,000,000	3,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	5,000,000	5,000,000
Skandi (NY) 0.300%, 04/01/22	5,000,000	5,000,000

		15,000,000

Mutual Funds—0.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (e)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $215,286,481)		215,229,747

Total Investments—118.8% (Cost $1,058,162,894)		1,350,946,463
Other assets and liabilities (net)—(18.8)%		(213,528,073)

Net Assets—100.0%		$1,137,418,390

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTI-95

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $210,147,475 and the collateral received consisted of cash in the amount of $215,283,854 and non-cash collateral with a value of $2,654,652. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	1,112,959,164	—	—	1,112,959,164
Total Short-Term Investment*	—	22,757,552	—	22,757,552
Securities Lending Reinvestments
Certificates of Deposit	—	77,143,754	—	77,143,754
Commercial Paper	—	4,999,179	—	4,999,179
Repurchase Agreements	—	113,086,814	—	113,086,814
Time Deposits	—	15,000,000	—	15,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	210,229,747	—	215,229,747
Total Investments	$1,117,959,164	$232,987,299	$—	$1,350,946,463

Collateral for Securities Loaned (Liability)	$—	$(215,283,854)	$—	$(215,283,854)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—89.5% of Net Assets

Security Description	Shares	Value

Austria—1.4%
Mondi plc	678,717	$13,487,486

Brazil—5.5%
B3 S.A. - Brasil Bolsa Balcao	4,192,514	13,834,006
Banco Bradesco S.A. (ADR) (b)	4,003,243	18,575,047
MercadoLibre, Inc. (a)	5,103	6,069,916
Rumo S.A. (a)	2,243,610	8,741,552
WEG S.A.	882,657	6,464,593

		53,685,114

Chile—0.4%
Banco Santander Chile (ADR)	185,863	4,198,645

China—29.5%
Alibaba Group Holding, Ltd. (a)	2,574,400	35,236,539
Budweiser Brewing Co. APAC, Ltd.	4,606,100	12,224,269
China Merchants Bank Co., Ltd. - Class H	3,140,000	24,546,535
China Resources Land, Ltd.	2,388,000	11,069,005
China Tourism Group Duty Free Corp., Ltd. - Class A	455,583	11,696,634
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	740,184	10,177,948
GDS Holdings, Ltd. - Class A (a)	655,500	3,274,541
Hangzhou Tigermed Consulting Co., Ltd. - Class A	223,499	3,766,038
Hangzhou Tigermed Consulting Co., Ltd. - Class H	103,100	1,242,269
JD.com, Inc. - Class A (a)	194,869	5,707,291
Kweichow Moutai Co., Ltd. - Class A	28,272	7,626,786
Li Ning Co., Ltd.	984,000	8,433,842
LONGi Green Energy Technology Co., Ltd. - Class A	1,519,152	17,146,982
Midea Group Co., Ltd. - Class A	998,789	8,933,920
NARI Technology Co., Ltd. - Class A	3,431,134	16,886,384
Prosus NV	347,377	18,389,217
Shenzhou International Group Holdings, Ltd.	828,900	11,055,792
Sungrow Power Supply Co., Ltd. - Class A	777,308	13,000,588
Tencent Holdings, Ltd.	731,200	34,494,644
Wuxi Biologics Cayman, Inc. (a)	1,335,500	10,833,871
Yonyou Network Technology Co., Ltd. - Class A	1,406,136	5,052,985
Yunnan Energy New Material Co., Ltd. - Class A	210,795	7,241,440
Zhongsheng Group Holdings, Ltd.	1,598,000	11,251,706

		289,289,226

Hong Kong—3.2%
AIA Group, Ltd.	1,743,800	18,256,598
Hong Kong Exchanges & Clearing, Ltd.	285,290	13,444,854

		31,701,452

India—13.2%
Hindustan Unilever, Ltd.	472,816	12,717,094
Housing Development Finance Corp., Ltd.	1,005,508	31,413,876
Kotak Mahindra Bank, Ltd.	775,817	17,831,538
Maruti Suzuki India, Ltd.	100,639	9,985,297
Power Grid Corp. of India, Ltd.	3,957,734	11,289,793
SBI Life Insurance Co., Ltd.	1,178,531	17,336,438
Tata Consultancy Services, Ltd.	371,704	18,294,480
UltraTech Cement, Ltd.	119,915	10,383,498

		129,252,014

Indonesia—3.4%
Bank Central Asia Tbk PT	35,119,400	19,457,532
Bank Rakyat Indonesia Persero Tbk PT	43,089,611	13,874,180

		33,331,712

Macau—0.7%
Sands China, Ltd. (a)	2,808,000	6,739,396

Mexico—7.5%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	216,424	17,930,728
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	359,605	7,987,425
Grupo Financiero Banorte S.A.B. de C.V. - Class O	2,905,132	21,882,699
Grupo Mexico S.A.B. de C.V. - Series B (b)	4,332,017	25,863,601

		73,664,453

Netherlands—2.0%
ASM International NV	24,008	8,702,901
ASML Holding NV	15,827	10,556,599

		19,259,500

Peru—0.6%
Credicorp, Ltd.	34,022	5,847,361

Philippines—0.7%
Bank of the Philippine Islands	3,574,132	6,866,682

Poland—0.7%
Allegro.eu S.A. (a) (b)	806,896	6,707,751

Russia—0.0%
Lukoil PJSC (ADR) (c) (d)	255,685	0
Novatek PJSC (c) (d)	928,138	0
Sberbank of Russia PJSC (c) (d)	821,141	0

		0

South Africa—2.8%
Anglo American Platinum, Ltd.	168,716	23,168,194
Vodacom Group, Ltd.	375,107	4,099,371

		27,267,565

South Korea—3.1%
LG Chem, Ltd.	36,329	15,750,639
Samsung Engineering Co., Ltd. (a)	217,049	4,673,717
Samsung SDI Co., Ltd.	20,382	9,945,286

		30,369,642

Taiwan—12.1%
Delta Electronics, Inc.	1,162,000	10,809,177
Hon Hai Precision Industry Co., Ltd.	3,167,000	11,667,114
Sea, Ltd. (ADR) (a) (b)	55,111	6,601,747
Taiwan Semiconductor Manufacturing Co., Ltd.	4,331,000	89,540,974

		118,619,012

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thailand—1.9%
Kasikornbank PCL	2,104,500	$10,221,857
PTT Exploration & Production PCL	2,029,900	8,791,146

		19,013,003

United States—0.8%
Globant S.A. (a) (b)	29,379	7,699,355

Total Common Stocks (Cost $869,879,946)		876,999,369

Preferred Stock—7.7%

South Korea—7.7%
Samsung Electronics Co., Ltd. (Cost $51,834,579)	1,461,643	75,601,773

Short-Term Investment—2.8%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $27,577,199; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/25, with a market value of $28,128,756.	27,577,199	27,577,199

Total Short-Term Investments (Cost $27,577,199)		27,577,199

Securities Lending Reinvestments (e)—1.4%

Repurchase Agreements—1.4%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $3,000,020; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $1,995,577; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $2,035,474.	1,995,563	1,995,563
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $1,000,008; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $600,005; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $612,000.	600,000	600,000
HSBC Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,000,008; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 2.250%, maturity dates ranging from 10/15/22 - 02/15/48, and an aggregate market value of $1,020,009.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $3,000,022; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $3,060,020.	3,000,000	3,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $1,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $1,020,569.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $100,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $102,057.	100,000	100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $400,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $444,151.	400,000	400,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $479,759; collateralized by various Common Stock with an aggregate market value of $533,145.	479,753	479,753
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $200,016; collateralized by various Common Stock with an aggregate market value of $222,258.	200,000	200,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $1,000,011; collateralized by various Common Stock with an aggregate market value of $1,158,188.	1,000,000	1,000,000

		13,775,316

Total Securities Lending Reinvestments (Cost $13,775,316)		13,775,316

Total Investments—101.4% (Cost $963,067,040)		993,953,657
Other assets and liabilities (net)—(1.4)%		(13,761,176)

Net Assets—100.0%		$980,192,481

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $12,782,005 and the collateral received consisted of cash in the amount of $13,775,316. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Banks	14.6
Semiconductors & Semiconductor Equipment	12.9
Technology Hardware, Storage & Peripherals	7.7
Internet & Direct Marketing Retail	7.4
Metals & Mining	5.0
Beverages	3.9
Electrical Equipment	3.7
Insurance	3.6
Interactive Media & Services	3.5
Electronic Equipment, Instruments & Components	3.3

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$13,487,486	$—	$13,487,486
Brazil	53,685,114	—	—	53,685,114
Chile	4,198,645	—	—	4,198,645
China	—	289,289,226	—	289,289,226
Hong Kong	—	31,701,452	—	31,701,452
India	—	129,252,014	—	129,252,014
Indonesia	—	33,331,712	—	33,331,712
Macau	—	6,739,396	—	6,739,396
Mexico	73,664,453	—	—	73,664,453
Netherlands	—	19,259,500	—	19,259,500
Peru	5,847,361	—	—	5,847,361
Philippines	—	6,866,682	—	6,866,682
Poland	—	6,707,751	—	6,707,751
Russia	—	—	0	0
South Africa	—	27,267,565	—	27,267,565
South Korea	—	30,369,642	—	30,369,642
Taiwan	6,601,747	112,017,265	—	118,619,012
Thailand	19,013,003	—	—	19,013,003
United States	7,699,355	—	—	7,699,355
Total Common Stocks	170,709,678	706,289,691	0	876,999,369
Total Preferred Stock*	—	75,601,773	—	75,601,773
Total Short-Term Investment*	—	27,577,199	—	27,577,199
Total Securities Lending Reinvestments*	—	13,775,316	—	13,775,316
Total Investments	$170,709,678	$823,243,979	$0	$993,953,657

Collateral for Securities Loaned (Liability)	$—	$(13,775,316)	$—	$(13,775,316)

*	See Schedule of Investments for additional detailed categorizations.

During the period ended March 31, 2022, transfers into Level 3 in the amount of $55,151,777 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—92.7% of Net Assets

Security Description	Shares	Value

Belgium—2.8%
UCB S.A.	245,985	$29,447,466

Brazil—1.1%
Vale S.A.	562,200	11,288,754

Canada—6.5%
Canadian National Railway Co.	109,290	14,660,587
Canadian Pacific Railway, Ltd.	516,800	42,653,621
Kinaxis, Inc. (a)	94,800	12,407,452

		69,721,660

Denmark—1.7%
Ascendis Pharma A/S (ADR) (a) (b)	153,946	18,067,103

France—12.7%
Air Liquide S.A.	203,274	35,560,590
Airbus SE (a)	122,095	14,758,054
BNP Paribas S.A.	687,267	39,131,088
Capgemini SE	183,029	40,713,558
LVMH Moet Hennessy Louis Vuitton SE	7,628	5,431,666

		135,594,956

Germany—15.4%
Allianz SE	134,163	32,037,377
Bayerische Motoren Werke AG	129,960	11,256,394
Brenntag SE	262,120	21,194,767
Deutsche Boerse AG	239,055	42,943,536
Deutsche Post AG	600,878	28,853,277
Deutsche Telekom AG	1,498,154	27,981,219

		164,266,570

India—1.6%
Reliance Industries, Ltd.	485,043	16,796,311

Israel—1.8%
Nice, Ltd. (ADR) (a)	89,410	19,580,790

Italy—1.8%
Intesa Sanpaolo S.p.A.	8,640,605	19,749,898

Japan—2.4%
Hoya Corp.	84,875	9,685,231
Sony Group Corp.	76,800	7,926,603
Toyota Industries Corp.	112,200	7,722,725

		25,334,559

Netherlands—12.4%
Argenx SE (a)	3,649	1,147,418
Argenx SE (ADR) (a)	89,822	28,321,775
ING Groep NV	2,289,363	23,925,614
Koninklijke DSM NV (b)	198,758	35,521,900
Shell plc	1,454,484	39,916,500
Shell plc (ADR)	56,562	3,106,951

		131,940,158

Russia—0.0%
MMC Norilsk Nickel PJSC (ADR) (c) (d)	680,186	0
Sberbank of Russia PJSC (ADR) (c) (d)	1,326,623	0

		0

Spain—1.1%
Ferrovial S.A.	431,065	11,411,961

Switzerland—6.8%
Alcon, Inc.	159,864	12,628,155
Barry Callebaut AG	4,312	10,097,158
Medacta Group S.A. (a)	61,526	7,330,290
Nestle S.A.	176,486	22,911,556
Roche Holding AG	47,873	18,932,590

		71,899,749

Taiwan—2.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,020,000	21,087,923

United Kingdom—9.4%
Barclays plc	15,359,834	29,838,156
Diageo plc	196,640	9,938,813
Experian plc	104,488	4,029,579
International Consolidated Airlines Group S.A. (a)	4,842,326	8,937,659
Linde plc (a) (b)	146,645	47,255,025

		99,999,232

United States—13.2%
Alphabet, Inc. - Class A (a)	9,883	27,488,082
Alphabet, Inc. - Class C (a)	4,885	13,643,756
Amazon.com, Inc. (a)	11,835	38,581,508
Aon plc - Class A	95,266	31,021,468
Schlumberger NV	711,326	29,384,877

		140,119,691

Total Common Stocks (Cost $ 922,944,315)		986,306,781

Equity Linked Security—2.4%

United Kingdom—2.4%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/31/22 (a) (e) (Cost $32,325,253)	1,733,545	26,062,001

Preferred Stocks—2.2%

Germany—2.2%
Porsche Automobil Holding SE	32,090	3,108,869
Volkswagen AG	115,268	19,931,718

Total Preferred Stocks (Cost $ 25,607,737)		23,040,587

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investment—2.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $26,489,394; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/25, with a market value of $27,019,234.	26,489,394	$26,489,394

Total Short-Term Investments (Cost $ 26,489,394)		26,489,394

Securities Lending Reinvestments (f)—3.7%

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $8,000,053; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $8,160,000.	8,000,000	8,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $100,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $102,000.	100,000	100,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $500,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $510,000.	500,000	500,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $3,993,420; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $4,073,285.	3,993,391	3,993,391
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $250,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $255,142.	250,000	250,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $500,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $555,188.	500,000	500,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $200,002; collateralized by various Common Stock with an aggregate market value of $222,241.	200,000	200,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $800,008; collateralized by various Common Stock with an aggregate market value of $888,962.	800,000	800,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $41,854; collateralized by various Common Stock with an aggregate market value of $46,512.	41,854	41,854
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $25,868; collateralized by various Common Stock with an aggregate market value of $28,745.	25,866	25,866
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $20,000; collateralized by various Common Stock with an aggregate market value of $23,164.	20,000	20,000

		14,431,111

Time Deposits—0.5%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	1,000,000	1,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Rabobank (New York) 0.310%, 04/01/22	1,000,000	1,000,000
Skandi (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Svenska (NY) 0.260%, 04/01/22	1,000,000	1,000,000

		5,000,000

Mutual Funds—1.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (g)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.160% (g)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (g)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (g)	5,000,000	5,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $ 39,431,111)		39,431,111

Total Investments—103.5% (Cost $ 1,046,797,810)		1,101,329,874
Other assets and liabilities (net)—(3.5)%		(37,494,680)

Net Assets—100.0%		$1,063,835,194

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $37,472,613 and the collateral received consisted of cash in the amount of $39,431,111. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets
(e)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Chemicals	11.1
Banks	10.6
Insurance	5.9
Oil, Gas & Consumable Fuels	5.6
Road & Rail	5.4
Pharmaceuticals	4.6
Biotechnology	4.5
Capital Markets	4.0
Interactive Media & Services	3.9
IT Services	3.8

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$29,447,466	$—	$29,447,466
Brazil	11,288,754	—	—	11,288,754
Canada	69,721,660	—	—	69,721,660
Denmark	18,067,103	—	—	18,067,103
France	—	135,594,956	—	135,594,956
Germany	—	164,266,570	—	164,266,570
India	—	16,796,311	—	16,796,311
Israel	19,580,790	—	—	19,580,790
Italy	—	19,749,898	—	19,749,898
Japan	—	25,334,559	—	25,334,559
Netherlands	31,428,726	100,511,432	—	131,940,158
Russia	—	—	0	0
Spain	—	11,411,961	—	11,411,961
Switzerland	—	71,899,749	—	71,899,749
Taiwan	—	21,087,923	—	21,087,923
United Kingdom	—	99,999,232	—	99,999,232
United States	140,119,691	—	—	140,119,691
Total Common Stocks	290,206,724	696,100,057	0	986,306,781
Total Equity Linked Security*	—	26,062,001	—	26,062,001
Total Preferred Stocks*	—	23,040,587	—	23,040,587
Total Short-Term Investment*	—	26,489,394	—	26,489,394
Securities Lending Reinvestments
Repurchase Agreements	—	14,431,111	—	14,431,111
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	20,000,000	—	—	20,000,000
Total Securities Lending Reinvestments	20,000,000	19,431,111	—	39,431,111
Total Investments	$310,206,724	$791,123,150	$0	$1,101,329,874

Collateral for Securities Loaned (Liability)	$—	$(39,431,111)	$—	$(39,431,111)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

During the period ended March 31, 2022, transfers into Level 3 in the amount of $34,423,888 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—94.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.2%
Terrier Media Buyer, Inc. Term Loan, 3.957%, 1M LIBOR + 3.500%, 12/17/26	1,464,453	$1,444,447

Aerospace/Defense—1.7%
AI Convoy (Luxembourg) S.a.r.l. Term Loan B, 4.506%, 6M LIBOR + 3.500%, 01/18/27	610,780	604,290
Dynasty Acquisition Co., Inc.
Term Loan B2, 4.506%, 3M LIBOR + 3.500%, 04/06/26	1,201,140	1,184,624
Term Loan B1, 4.506%, 3M LIBOR + 3.500%, 04/06/26	2,233,944	2,203,227
Spirit Aerosystems, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.750%, 01/15/25	494,515	494,453
TransDigm, Inc.
Term Loan G, 2.707%, 1M LIBOR + 2.250%, 08/22/24	1,633,907	1,613,710
Term Loan F, 2.707%, 1M LIBOR + 2.250%, 12/09/25	4,816,966	4,736,431
WP CPP Holdings LLC Term Loan, 4.750%, 3M LIBOR + 3.750%, 04/30/25	2,591,266	2,466,885

		13,303,620

Agriculture—0.1%
Alltech, Inc. Term Loan B, 4.500%, 1M LIBOR + 4.000%, 10/13/28	523,688	517,141

Airlines—0.5%
AAdvantage Loyalty IP, Ltd. Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/20/28	1,000,000	1,014,643
Mileage Plus Holdings LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/21/27	725,000	755,359
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	1,900,000	1,967,093

		3,737,095

Auto Manufacturers—0.2%
American Trailer World Corp. Term Loan B, 4.500%, TSFR + 3.750%, 03/03/28	1,540,495	1,487,861

Auto Parts & Equipment—2.3%
Adient U.S. LLC Term Loan B, 3.707%, 1M LIBOR + 3.250%, 04/10/28	893,250	881,340
American Axle & Manufacturing, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/06/24	1,522,296	1,502,793
Autokiniton US Holdings, Inc. Term Loan B, 5.000%, 3M LIBOR + 4.500%, 04/06/28	1,736,875	1,717,335
Clarios Global L.P. Term Loan B, 3.707%, 1M LIBOR + 3.250%, 04/30/26	3,528,743	3,491,250
CS Intermediate Holdco 2 LLC Term Loan B, 2.457%, 1M LIBOR + 2.000%, 11/02/23	1,241,414	1,154,404
Dayco Products LLC Term Loan B, 4.758%, 3M LIBOR + 4.250%, 05/19/23	952,500	938,213
Delachaux S.A. Term Loan B, 4.799%, 3M LIBOR + 4.500%, 04/16/26	378,000	369,259
DexKo Global, Inc.
Term Loan B, 4.717%, 3M LIBOR + 3.750%, 10/04/28	756,000	742,140
Term Loan, 4.717%, 3M LIBOR + 3.750%, 10/04/28	144,000	141,360
Garrett LX I S.a r.l. USD Term Loan B, 3.750%, 3M LIBOR + 3.250%, 04/30/28	671,625	658,193
Tenneco, Inc. Term Loan B, 3.457%, 1M LIBOR + 3.000%, 10/01/25	3,216,938	3,189,458

Auto Parts & Equipment—(Continued)
TI Group Automotive Systems, LLC USD Term Loan, 4.256%, 3M LIBOR + 3.250%, 12/16/26	643,500	636,663
Truck Hero, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.250%, 01/31/28	1,089,000	1,058,031
Wheel Pros LLC Term Loan, 5.250%, 1M LIBOR + 4.500%, 05/11/28	945,250	904,289

		17,384,728

Banks—0.2%
Walker & Dunlop, Inc. Term Loan, 2.331%, TSFR + 2.250%, 12/16/28	1,197,000	1,192,511

Beverages—0.4%
Arterra Wines Canada, Inc. Term Loan, 4.506%, 3M LIBOR + 3.500%, 11/24/27	913,438	906,206
City Brewing Co. LLC Closing Date Term Loan, 4.250%, 3M LIBOR + 3.500%, 04/05/28	796,000	732,320
Triton Water Holdings, Inc. Term Loan, 4.506%, 3M LIBOR + 3.500%, 03/31/28	1,290,251	1,261,622

		2,900,148

Building Materials—2.1%
ACProducts, Inc. Term Loan B, 4.750%, 6M LIBOR + 4.250%, 05/17/28	2,855,925	2,598,098
Cornerstone Building Brands, Inc. Term Loan B, 3.750%, 1M LIBOR + 3.250%, 04/12/28	792,000	768,735
CP Atlas Buyer, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.750%, 11/23/27	1,387,800	1,352,238
CPG International, Inc. Term Loan, 3.506%, 3M LIBOR + 2.500%, 05/05/24	1,091,837	1,085,013
DiversiTech Holdings, Inc.
Delayed Draw Term Loan, 12/22/28 (b)	158,571	156,788
1st Lien Term Loan, 4.250%, 3M LIBOR + 3.750%, 12/22/28	766,429	757,806
Ingersoll-Rand Services Co. Term Loan B, 2.207%, 1M LIBOR + 1.750%, 03/01/27	1,200,500	1,183,168
MI Windows and Doors, LLC Term Loan, 4.000%, TSFR + 3.500%, 12/18/27	261,993	259,619
Quikrete Holdings, Inc.
Term Loan B1, 06/11/28 (c)	2,300,000	2,262,466
1st Lien Term Loan, 2.957%, 1M LIBOR + 2.500%, 02/01/27	4,214,045	4,117,725
Standard Industries, Inc. Term Loan B, 3.788%, 3M LIBOR + 2.500%, 09/22/28	1,227,669	1,223,679

		15,765,335

Chemicals—3.5%
Aruba Investments, Inc. USD Term Loan, 4.500%, 6M LIBOR + 3.750%, 11/24/27	668,267	660,749
Atotech B.V. Term Loan B, 3.000%, 1M LIBOR + 2.500%, 03/18/28	942,875	934,035
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 2.756%, 3M LIBOR + 1.750%, 06/01/24	2,781,702	2,763,738
CPC Acquisition Corp. Term Loan, 4.756%, 3M LIBOR + 3.750%, 12/29/27	693,000	679,140

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Ferro Corp. Term Loan B1, 3.256%, 3M LIBOR + 2.250%, 02/14/24	97,648	$97,526
Term Loan B3, 3.256%, 3M LIBOR + 2.250%, 02/14/24	76,229	76,134
Term Loan B2, 3.256%, 3M LIBOR + 2.250%, 02/14/24	77,886	77,789
Flint Group GmbH Term Loan C, 5.256%, 3M LIBOR + 4.250%, 09/21/23	91,537	87,418
Flint Group U.S. LLC 1st Lien Term Loan B2, 5.250%, 3M LIBOR + 4.250%, 09/21/23	553,722	528,805
Illuminate Buyer LLC Term Loan, 3.957%, 1M LIBOR + 3.500%, 06/30/27	704,930	681,725
INEOS Enterprises Holdings U.S. Finco LLC Term Loan B, 4.500%, 3M LIBOR + 3.500%, 08/28/26	180,288	177,809
INEOS Styrolution U.S. Holding LLC USD Term Loan B, 3.250%, 1M LIBOR + 2.750%, 01/29/26	2,282,750	2,243,277
INEOS U.S. Finance LLC Term Loan B, 2.457%, 1M LIBOR + 2.000%, 04/01/24	2,992,188	2,947,305
USD Term Loan B, 11/08/28 (c)	675,000	664,031
Kraton Corp. USD Term Loan, 3.990%, 3M LIBOR + 3.250%, 03/15/29	500,000	494,375
LSF11 Skyscraper Holdco S.a r.l. USD Term Loan B, 4.250%, 3M LIBOR + 3.500%, 09/29/27	1,955,324	1,945,547
Messer Industries GmbH Term Loan, 3.506%, 3M LIBOR + 2.500%, 03/02/26	1,622,219	1,605,997
Minerals Technologies, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/14/24	746,474	745,075
Olympus Water U.S. Holding Corp. Incremental Term Loan, 5.000%, TSFR + 4.500%, 11/09/28	400,000	392,000
PMHC II, Inc. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 03/31/25	336,000	335,020
PQ Corp. Term Loan B, 3.250%, 3M LIBOR + 2.500%, 06/09/28	2,292,675	2,269,175
Starfruit Finco B.V. Term Loan B, 4.006%, 3M LIBOR + 3.000%, 10/01/25	2,328,307	2,294,354
Trinseo Materials Operating S.C.A. Term Loan B2, 2.957%, 1M LIBOR + 2.500%, 05/03/28	893,250	879,572
Tronox Finance LLC
Term Loan, 03/03/29 (c)	275,000	273,969
Term Loan B, 3.256%, 1M LIBOR + 2.250%, 03/10/28	1,353,000	1,332,705
W.R. Grace & Co. Term Loan B, 4.813%, 3M LIBOR + 3.750%, 09/22/28	1,246,875	1,239,276

		26,426,546

Coal—0.1%
American Consolidated Natural Resources, Inc. Exit Term Loan, 14.000%, 3M LIBOR + 13.000%, 09/16/25	300,356	310,681
Oxbow Carbon LLC Term Loan B, 5.000%, 1M LIBOR + 4.250%, 10/17/25	300,625	299,122

		609,803

Commercial Services—8.1%
AEA International Holdings (Lux) S.a.r.l. Term Loan B, 4.813%, 3M LIBOR + 3.750%, 09/07/28	3,142,125	3,138,197

Commercial Services—(Continued)
Albion Financing 3 Sarl USD Term Loan, 5.750%, 3M LIBOR + 5.250%, 08/17/26	2,219,438	2,194,469
Allied Universal Holdco LLC USD Incremental Term Loan B, 4.250%, 1M LIBOR + 3.750%, 05/12/28	2,824,867	2,788,378
Amentum Government Services Holdings LLC Term Loan, 4.777%, TSFR + 4.000%, 02/15/29	825,000	820,531
American Residential Services LLC Term Loan B, 4.506%, 3M LIBOR + 3.500%, 10/15/27	543,125	539,052
APFS Staffing Holdings, Inc. Term Loan, 4.750%, TSFR + 4.250%, 12/29/28	300,000	299,062
APi Group DE, Inc.
Term Loan B, 2.945%, 1M LIBOR + 2.500%, 10/01/26	1,221,217	1,207,859
Incremental Term Loan B, 3.195%, 1M LIBOR + 2.750%, 01/03/29	887,705	881,048
Belron Finance U.S. LLC USD Term Loan B, 3.250%, 3M LIBOR + 2.750%, 04/13/28	866,250	859,428
CCRR Parent, Inc Term Loan B, 4.756%, 3M LIBOR + 3.750%, 03/06/28	520,123	522,561
CHG Healthcare Services, Inc. Term Loan, 5.000%, 6M LIBOR + 3.500%, 09/29/28	1,194,000	1,185,543
CoreLogic, Inc. Term Loan, 4.000%, 1M LIBOR + 3.500%, 06/02/28	5,397,875	5,325,004
EAB Global, Inc. Term Loan, 4.000%, 3M LIBOR + 3.500%, 08/16/28	1,271,813	1,261,214
Electro Rent Corp. 1st Lien Term Loan, 6.000%, 3M LIBOR + 5.000%, 01/31/24	2,498,052	2,497,662
Employbridge LLC Term Loan B, 5.756%, 3M LIBOR + 4.750%, 07/14/28	1,616,875	1,603,536
Ensemble RCM, LLC Term Loan, 4.049%, 3M LIBOR + 3.750%, 08/03/26	2,240,649	2,235,047
Foundational Education Group, Inc.
1st Lien Term Loan, 4.750%, 1M LIBOR + 4.250%, 08/31/28	598,500	598,500
Garda World Security Corp.
Term Loan B, 4.710%, 1M LIBOR + 4.250%, 10/30/26	3,303,894	3,279,115
Hertz Corp. (The)
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 06/30/28	1,106,525	1,100,439
Term Loan C, 3.750%, 1M LIBOR + 3.250%, 06/30/28	210,113	208,958
Indy U.S. Bidco LLC
USD Term Loan, 4.207%, 1M LIBOR + 3.750%, 03/05/28	668,267	664,090
IRI Holdings, Inc.
1st Lien Term Loan, 4.707%, 1M LIBOR + 4.250%, 12/01/25	4,426,731	4,417,324
KUEHG Corp.
Incremental Term Loan, 4.756%, 3M LIBOR + 3.750%, 02/21/25	1,386,014	1,369,555
LHS Borrower, LLC
Term Loan B, 5.250%, TSFR + 4.750%, 02/16/29	1,500,000	1,486,875
Monitronics International, Inc.
Term Loan, 8.750%, 1M LIBOR + 7.500%, 03/29/24	1,275,407	1,055,399
NAB Holdings LLC
Term Loan, 3.801%, TSFR + 3.000%, 11/23/28	1,221,938	1,206,969
PECF USS Intermediate Holding III Corp.
Term Loan B, 4.758%, 1M LIBOR + 4.250%, 12/15/28	698,250	692,764
Prime Security Services Borrower LLC
Term Loan, 3.500%, 6M LIBOR + 2.750%, 09/23/26	2,284,319	2,269,884

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Sabre GLBL, Inc.
Term Loan B2, 4.000%, 1M LIBOR + 3.500%, 12/17/27	487,916	$482,915
Term Loan B1, 4.000%, 1M LIBOR + 3.500%, 12/17/27	306,084	302,947
Sotheby’s
Term Loan B, 5.000%, 3M LIBOR + 4.500%, 01/15/27	376,494	376,730
Spin Holdco, Inc.
Term Loan, 4.750%, 3M LIBOR + 4.000%, 03/04/28	4,009,500	3,986,947
Syniverse Holdings, Inc.
1st Lien Term Loan, 6.000%, 3M LIBOR + 5.000%, 03/09/23	912,000	888,744
Team Health Holdings, Inc.
1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 02/06/24	1,652,772	1,578,811
Trans Union LLC
Term Loan B5, 2.207%, 1M LIBOR + 1.750%, 11/16/26	2,005,835	1,974,672
Term Loan B6, 2.750%, 1M LIBOR + 2.250%, 12/01/28	1,975,764	1,962,181
TruGreen L.P.
Term Loan, 4.750%, 1M LIBOR + 4.000%, 11/02/27	543,125	541,088
TTF Holdings, LLC
Term Loan, 5.000%, 1M LIBOR + 4.250%, 03/31/28	592,564	591,083
Vaco Holdings LLC
Term Loan, 5.750%, TSFR + 5.000%, 01/21/29	299,250	297,941
Verscend Holding Corp.
Term Loan B, 4.457%, 1M LIBOR + 4.000%, 08/27/25	2,048,886	2,046,325
Wex, Inc.
Term Loan, 2.707%, 1M LIBOR + 2.250%, 03/31/28	445,500	440,859

		61,179,706

Computers—3.1%
Imprivata, Inc.
Incremental Term Loan, 12/01/27 (c)	250,000	249,297
Term Loan, 4.506%, 3M LIBOR + 3.500%, 12/01/27	1,064,250	1,058,929
Magenta Buyer LLC
1st Lien Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/27/28	4,538,625	4,506,001
2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.250%, 07/27/29	1,075,000	1,066,938
McAfee LLC
USD Term Loan B, 4.500%, TSFR + 4.000%, 03/01/29	3,050,000	3,030,175
NCR Corp.
Term Loan, 2.800%, 3M LIBOR + 2.500%, 08/28/26	1,389,375	1,375,481
Panther Commercial Holdings L.P.
Term Loan, 5.000%, 3M LIBOR + 4.500%, 01/07/28	1,913,858	1,905,246
Redstone Buyer LLC
Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/27/28	2,388,000	2,352,180
SITEL Worldwide Corp.
Term Loan, 4.756%, 3M LIBOR + 3.750%, 08/28/28	2,014,875	2,002,072
Tempo Acquisition LLC
Term Loan B, 3.500%, TSFR + 3.000%, 08/31/28	1,548,276	1,540,535
Valkyr Purchaser LLC
Term Loan B, 4.750%, 3M LIBOR + 4.000%, 11/05/27	668,250	665,883
Verifone Systems, Inc.
1st Lien Term Loan, 4.498%, 3M LIBOR + 4.000%, 08/20/25	2,762,712	2,730,480
Vision Solutions, Inc.
Incremental Term Loan, 4.750%, 3M LIBOR + 4.000%, 04/24/28	1,369,310	1,355,189

		23,838,406

Cosmetics/Personal Care—0.6%
Conair Holdings LLC
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 05/17/28	1,592,000	1,569,314
Journey Personal Care Corp.
Term Loan B, 5.256%, 3M LIBOR + 4.250%, 03/01/28	1,066,938	1,018,259
Sunshine Luxembourg ViII S.a.r.l
Term Loan B3, 4.756%, 3M LIBOR + 3.750%, 10/01/26	1,930,500	1,920,245

		4,507,818

Distribution/Wholesale—0.3%
Core & Main L.P.
Term Loan B, 2.947%, 1M LIBOR + 2.500%, 07/27/28	1,442,750	1,428,548
KAR Auction Services, Inc.
Term Loan B6, 2.750%, 1M LIBOR + 2.250%, 09/19/26	536,250	531,893
Protective Industrial Products, Inc.
Term Loan, 4.750%, 1M LIBOR + 4.000%, 12/29/27	571,061	562,495

		2,522,936

Diversified Financial Services—4.4%
Advisor Group, Inc.
Term Loan, 4.957%, 1M LIBOR + 4.500%, 07/31/26	1,467,475	1,459,832
Aretec Group, Inc.
Term Loan, 4.707%, 1M LIBOR + 4.250%, 10/01/25	3,616,456	3,591,141
Astra Acquisition Corp.
1st Lien Term Loan, 5.750%, 1M LIBOR + 5.250%, 10/25/28	1,995,000	1,952,606
Avolon TLB Borrower 1 (U.S.) LLC
Term Loan B3, 2.500%, 1M LIBOR + 1.750%, 01/15/25	2,062,580	2,036,798
Term Loan B5, 2.750%, 1M LIBOR + 2.250%, 12/01/27	1,678,750	1,666,159
Citco Funding LLC
Term Loan, 3.506%, 3M LIBOR + 2.500%, 09/28/23	2,917,644	2,890,291
Clipper Acquisitions Corp.
Term Loan B, 1.992%, 1M LIBOR + 1.750%, 03/03/28	1,080,337	1,056,030
Deerfield Dakota Holding LLC
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	1,866,750	1,861,383
Ditech Holding Corp.
Term Loan, 06/30/22 (d)	1,824,660	369,494
Edelman Financial Center LLC
Term Loan B, 4.250%, 1M LIBOR + 3.500%, 04/07/28	1,736,875	1,720,048
Fiserv Investment Solutions, Inc.
Term Loan B, 4.488%, 3M LIBOR + 4.000%, 02/18/27	491,250	490,022
Focus Financial Partners LLC
Term Loan, 2.449%, 1M LIBOR + 2.000%, 07/03/24	3,448,080	3,402,555
Term Loan, 3.000%, 1M LIBOR + 2.500%, 06/30/28	1,017,791	1,005,810
Franklin Square Holdings L.P.
Term Loan B, 2.697%, 1M LIBOR + 2.250%, 08/01/25	482,498	478,277
Guggenheim Partners LLC
Term Loan, 3.500%, 1M LIBOR + 2.750%, 07/21/23	5,043,566	5,027,805
Hudson River Trading LLC
Term Loan, 3.144%, TSFR + 3.000%, 03/20/28	2,328,931	2,297,635
LPL Holdings, Inc.
Term Loan B1, 1.981%, 1M LIBOR + 1.750%, 11/12/26	1,270,750	1,256,586
NFP Corp.
Term Loan, 3.707%, 1M LIBOR + 3.250%, 02/15/27	713,096	701,286

		33,263,758

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electric—0.7%
Calpine Construction Finance Co. L.P.
Term Loan B, 2.457%, 1M LIBOR + 2.000%, 01/15/25	1,208,193	$1,192,085
Calpine Corp.
Term Loan B5, 2.960%, 1M LIBOR + 2.500%, 12/16/27	2,612,281	2,596,158
Longview Power LLC
Exit Term Loan, 11.500%, 3M LIBOR + 10.000%, 07/30/25	153,620	155,924
Pike Corp.
Incremental Term Loan B, 3.457%, 1M LIBOR + 3.000%, 01/21/28	431,507	428,540
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.207%, 1M LIBOR + 1.750%, 12/31/25	1,172,857	1,162,815

		5,535,522

Electrical Components & Equipment—0.3%
Creation Technologies, Inc.
Term Loan, 6.000%, 3M LIBOR + 5.500%, 10/05/28	1,100,000	1,076,625
Energizer Holdings, Inc.
Term Loan, 2.750%, 1M LIBOR + 2.250%, 12/22/27	983,674	965,230

		2,041,855

Electronics—0.3%
II-VI, Inc.
Bridge Term Loan B, 12/01/28 (c)	1,125,000	1,112,813
Mirion Technologies, Inc.
Term Loan, 3.250%, 2M LIBOR + 2.750%, 10/20/28	773,063	768,553
TTM Technologies, Inc.
Term Loan, 2.731%, 1M LIBOR + 2.500%, 09/28/24	139,110	138,588

		2,019,954

Engineering & Construction—0.8%
Aegion Corp.
Term Loan, 5.500%, 3M LIBOR + 4.750%, 05/17/28	472,625	470,853
Artera Services, LLC
Incremental Term Loan, 4.506%, 3M LIBOR + 3.500%, 03/06/25	1,091,750	1,031,363
Brand Energy & Infrastructure Services, Inc.
Term Loan, 5.256%, 3M LIBOR + 4.250%, 06/21/24	1,207,078	1,156,448
Brown Group Holding LLC
Term Loan B, 3.506%, 3M LIBOR + 2.500%, 06/07/28	1,340,686	1,319,877
Centuri Group, Inc.
Term Loan B, 3.008%, 3M LIBOR + 2.500%, 08/27/28	819,392	808,381
KKR Apple Bidco LLC
Term Loan, 3.500%, 1M LIBOR + 3.000%, 09/23/28	174,563	172,726
Osmose Utilities Services, Inc.
Term Loan, 3.750%, 1M LIBOR + 3.250%, 06/23/28	721,375	712,358
Rockwood Service Corp.
Term Loan, 4.457%, 1M LIBOR + 4.000%, 01/23/27	530,238	530,570
USIC Holdings, Inc.
Term Loan, 4.250%, 1M LIBOR + 3.500%, 05/12/28	169,008	167,740

		6,370,316

Entertainment—1.9%
Alchemy Copyrights LLC
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 03/10/28	467,890	467,305

Entertainment—(Continued)
AMC Entertainment Holdings, Inc.
Term Loan B, 3.352%, 1M LIBOR + 3.000%, 04/22/26	1,576,250	1,407,665
Aristocrat Technologies, Inc.
1st Lien Term Loan, 2.004%, 3M LIBOR + 1.750%, 10/19/24	938,307	930,566
Crown Finance U.S., Inc.
Term Loan, 3.506%, 3M LIBOR + 2.500%, 02/28/25	1,573,078	1,218,645
Incremental Term Loan, 3.750%, 3M LIBOR + 2.750%, 09/30/26	1,270,724	963,766
Term Loan B1, 8.250%, 05/23/24	423,587	501,421
Incremental Term Loan B1, 9.250%, 3M LIBOR + 8.250%, 02/28/25	325,392	347,356
Great Canadian Gaming Corp.
Term Loan, 4.934%, 3M LIBOR + 4.000%, 11/01/26	573,563	571,268
Live Nation Entertainment, Inc.
Term Loan B4, 2.250%, 1M LIBOR + 1.750%, 10/17/26	1,415,670	1,386,472
SeaWorld Parks & Entertainment, Inc.
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 08/25/28	995,000	985,983
SMG U.S. Midco 2, Inc.
Term Loan, 2.957%, 3M LIBOR + 2.500%, 01/23/25	216,089	208,525
Stars Group Holdings B.V. (The)
Incremental Term Loan, 3.256%, 3M LIBOR + 2.250%, 07/21/26	2,412,875	2,394,778
Twin River Worldwide Holdings, Inc.
Term Loan B, 3.750%, 6M LIBOR + 3.250%, 10/02/28	1,271,813	1,265,850
UFC Holdings LLC
Term Loan B, 3.500%, 6M LIBOR + 2.750%, 04/29/26	2,088,675	2,069,528

		14,719,128

Environmental Control—1.4%
Covanta Holding Corp.
Term Loan B, 3.000%, 1M LIBOR + 2.500%, 11/30/28	441,899	440,472
Term Loan C, 3.000%, 1M LIBOR + 2.500%, 11/30/28	33,101	32,994
EnergySolutions LLC
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 05/09/25	1,028,733	1,010,301
EWT Holdings III Corp.
Term Loan, 3.000%, 1M LIBOR + 2.500%, 04/01/28	967,688	957,205
Filtration Group Corp.
Incremental Term Loan, 3.957%, 1M LIBOR + 3.500%, 10/21/28	820,875	814,205
1st Lien Term Loan, 3.457%, 1M LIBOR + 3.000%, 03/29/25	1,407,266	1,388,796
GFL Environmental, Inc.
Term Loan, 3.500%, 3M LIBOR + 3.000%, 05/30/25	1,336,127	1,332,905
Harsco Corp.
Term Loan, 2.750%, 1M LIBOR + 2.250%, 03/10/28	397,000	387,075
Madison IAQ LLC
Term Loan, 4.524%, 6M LIBOR + 3.250%, 06/21/28	1,836,125	1,812,601
Northstar Group Services, Inc.
Term Loan B, 6.500%, 1M LIBOR + 5.500%, 11/12/26	1,384,866	1,379,672
Robertshaw U.S. Holding Corp.
1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 02/28/25	1,059,627	967,572
U.S. Ecology Holdings, Inc.
Term Loan B, 2.957%, 1M LIBOR + 2.500%, 11/01/26	219,938	219,216

		10,743,014

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—1.5%
CHG PPC Parent LLC
Term Loan, 3.500%, 1M LIBOR + 3.000%, 12/08/28	525,000	$513,844
Del Monte Foods, Inc.
Term Loan, 02/15/29 (c)	475,000	469,212
Froneri International, Ltd.
Term Loan, 2.707%, 1M LIBOR + 2.250%, 01/29/27	1,842,188	1,813,173
H Food Holdings LLC
Term Loan B, 4.145%, 1M LIBOR + 3.687%, 05/23/25	649,688	627,238
Incremental Term Loan, 4.457%, 1M LIBOR + 4.000%, 05/23/25	387,000	375,269
JBS USA Lux S.A.
Term Loan B, 2.804%, 1M LIBOR + 2.000%, 05/01/26	2,772,383	2,751,591
Monogram Food Solutions LLC
Term Loan B, 4.500%, 1M LIBOR + 4.000%, 08/28/28	598,500	591,019
Nomad Foods Europe Midco, Ltd.
Term Loan B4, 2.756%, 3M LIBOR + 2.250%, 05/15/24	1,697,333	1,685,310
Simply Good Foods USA, Inc.
Term Loan B, 3.792%, TSFR + 3.250%, 07/07/24	230,397	229,533
Sovos Brands Intermediate, Inc.
Term Loan, 4.500%, 3M LIBOR + 3.750%, 06/08/28	538,828	534,382
U.S. Foods, Inc.
Term Loan B, 2.508%, 3M LIBOR + 2.000%, 09/13/26	1,438,125	1,412,758
UTZ Quality Foods LLC
Term Loan B, 3.457%, 1M LIBOR + 3.000%, 01/20/28	148,125	146,297

		11,149,626

Food Service—0.2%
Aramark Services, Inc.
Term Loan B3, 2.207%, 1M LIBOR + 1.750%, 03/11/25	816,080	802,819
Term Loan B4, 2.207%, 1M LIBOR + 1.750%, 01/15/27	932,500	916,667

		1,719,486

Forest Products & Paper—0.2%
Asplundh Tree Expert LLC
Term Loan B, 2.207%, 1M LIBOR + 1.750%, 09/07/27	1,083,500	1,073,748
Clearwater Paper Corp.
Term Loan B, 3.625%, 1M LIBOR + 3.000%, 07/26/26	30,000	29,888
Neenah, Inc.
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 04/06/28	397,000	395,263

		1,498,899

Gas—0.1%
UGI Energy Services, LLC
Term Loan B, 4.207%, 1M LIBOR + 3.750%, 08/13/26	899,563	899,000

Hand/Machine Tools—0.3%
Alliance Laundry Systems LLC
Term Loan B, 4.506%, 3M LIBOR + 3.500%, 10/08/27	1,025,625	1,015,797
Apex Tool Group LLC
Term Loan, 5.750%, TSFR + 5.250%, 02/08/29	1,675,631	1,636,882

		2,652,679

Healthcare-Products—1.1%
Avantor Funding, Inc.
Term Loan B4, 2.500%, 1M LIBOR + 2.000%, 11/21/24	183,324	182,522
Term Loan B5, 2.750%, 1M LIBOR + 2.250%, 11/08/27	1,634,909	1,625,031

Healthcare-Products—(Continued)
CPI International, Inc.
1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 07/26/24	566,005	562,350
CryoLife, Inc.
Term Loan B, 4.506%, 3M LIBOR + 3.500%, 06/01/27	454,813	447,990
Curia Global, Inc.
Term Loan, 4.500%, 3M LIBOR + 3.750%, 08/30/26	1,360,696	1,351,512
Hanger, Inc.
1st Lien Term Loan, 3.957%, 1M LIBOR + 3.500%, 03/06/25	984,000	977,850
ICU Medical, Inc.
Term Loan B, 3.000%, TSFR + 2.500%, 01/08/29	650,000	648,781
Ortho-Clinical Diagnostics S.A.
Term Loan B, 3.235%, 1M LIBOR + 3.000%, 06/30/25	1,806,775	1,802,681
Sotera Health Holdings LLC
Term Loan, 3.250%, 3M LIBOR + 2.750%, 12/11/26	575,000	569,610

		8,168,327

Healthcare-Services—3.7%
BW NHHC Holdco, Inc.
1st Lien Term Loan, 5.488%, 3M LIBOR + 5.000%, 05/15/25	890,312	674,876
Cambrex Corp.
Term Loan, 4.250%, 1M LIBOR + 3.500%, 12/04/26	271,563	269,696
Cano Health LLC
Term Loan, 4.507%, TSFR + 4.000%, 11/23/27	2,836,741	2,801,281
Catalent Pharma Solutions, Inc.
Term Loan B3, 2.500%, 1M LIBOR + 2.000%, 02/22/28	828,939	829,976
DuPage Medical Group, Ltd.
Term Loan, 4.256%, 3M LIBOR + 3.250%, 03/12/28	470,250	465,018
Electron BidCo, Inc.
Term Loan, 3.750%, 3M LIBOR + 3.250%, 11/01/28	875,000	866,906
Envision Healthcare Corp.
1st Lien Term Loan, 4.207%, 1M LIBOR + 3.750%, 10/10/25	4,111,875	2,766,704
eResearchTechnology, Inc.
1st Lien Term Loan, 5.500%, 1M LIBOR + 4.500%, 02/04/27	296,977	296,142
GHX Ultimate Parent Corp.
1st Lien Term Loan, 4.256%, 3M LIBOR + 3.250%, 06/28/24	1,049,654	1,045,717
Icon Luxembourg Sarl
Term Loan, 3.256%, 3M LIBOR + 2.250%, 07/03/28	68,010	67,712
Term Loan, 3.313%, 3M LIBOR + 2.250%, 07/03/28	272,967	271,772
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.707%, 1M LIBOR + 3.250%, 04/21/27	294,789	288,156
Lonza Group AG
Term Loan B, 4.750%, 3M LIBOR + 4.000%, 07/03/28	1,290,266	1,263,251
USD 1st Lien Term Loan B, 5.006%, 3M LIBOR + 4.000%, 07/03/28	523,688	512,723
MDVIP, Inc.
Term Loan, 4.250%, 1M LIBOR + 3.750%, 10/16/28	325,000	321,886
MedAssets Software Intermediate Holdings, Inc.
Term Loan, 4.500%, 3M LIBOR + 4.000%, 12/18/28	1,225,000	1,211,984
National Mentor Holdings, Inc.
Term Loan, 4.756%, 3M LIBOR + 3.750%, 03/02/28	2,138,063	2,076,593
Term Loan C, 4.760%, 3M LIBOR + 3.750%, 03/02/28	59,767	58,048
Pacific Dental Services,LLC
Term Loan, 4.000%, 1M LIBOR + 3.250%, 05/05/28	521,063	515,744

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Pediatric Associates Holding Co. LLC
Delayed Draw Term Loan, 12/29/28 (b)	78,947	$77,961
Term Loan B, 3.750%, 3M LIBOR + 3.250%, 12/29/28	516,222	510,737
Phoenix Guarantor, Inc.
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 03/05/26	1,604,811	1,587,902
Term Loan B, 3.947%, 1M LIBOR + 3.500%, 03/05/26	1,335,139	1,321,072
Radiology Partners, Inc.
1st Lien Term Loan B, 4.697%, 1M LIBOR + 4.250%, 07/09/25	1,628,497	1,610,177
RadNet, Inc.
Term Loan, 5.500%, 3M LIBOR + 3.000%, 04/21/28	1,066,938	1,054,434
Select Medical Corp.
Term Loan B, 2.710%, 1M LIBOR + 2.250%, 03/06/25	2,457,947	2,434,904
Sound Inpatient Physicians
1st Lien Term Loan, 3.199%, 1M LIBOR + 2.750%, 06/27/25	409,063	407,017
Surgery Center Holdings, Inc.
Term Loan, 4.500%, 1M LIBOR + 3.750%, 08/31/26	1,378,699	1,369,699
WP CityMD Bidco LLC
1st Lien Term Loan B, 3.750%, 6M LIBOR + 3.250%, 12/22/28	750,000	746,641

		27,724,729

Holding Companies-Diversified—0.2%
Belfor Holdings Inc.
Term Loan B, 4.207%, 1M LIBOR + 3.750%, 04/06/26	1,531,492	1,525,749

Home Builders—0.1%
Thor Industries, Inc.
USD Term Loan, 3.500%, 1M LIBOR + 3.000%, 02/01/26	873,661	872,023

Home Furnishings—0.4%
AI Aqua Merger Sub, Inc.
1st Lien Term Loan B, 07/31/28 (c)	750,000	744,062
Mattress Firm, Inc.
Term Loan B, 5.640%, 3M LIBOR + 4.250%, 09/25/28	2,363,125	2,318,817

		3,062,879

Household Products/Wares—0.2%
Kronos Acquisition Holdings, Inc.
Term Loan B, 4.250%, 3M LIBOR + 3.750%, 12/22/26	1,160,313	1,067,003
1st Lien Term Loan, 7.000%, TSFR + 6.000%, 12/22/26	448,875	446,818

		1,513,821

Housewares—0.1%
CFS Brands, LLC
1st Lien Term Loan, 4.000%, 6M LIBOR + 3.000%, 03/20/25	239,978	231,579
Libbey Glass, Inc.
Exit Term Loan, 11.000%, 1M LIBOR + 10.000%, 11/13/25	300,087	310,340

		541,919

Insurance—3.5%
Alliant Holdings Intermediate LLC
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 05/09/25	2,640,277	2,614,237

Insurance—(Continued)
AmWINS Group, Inc.
Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/19/28	3,900,642	3,843,349
AssuredPartners, Inc.
Term Loan B, 3.957%, 1M LIBOR + 3.500%, 02/12/27	171,063	169,272
Asurion LLC
Term Loan B6, 3.582%, 1M LIBOR + 3.125%, 11/03/23	1,446,966	1,440,274
Term Loan B8, 3.707%, 1M LIBOR + 3.250%, 12/23/26	5,332,500	5,224,421
2nd Lien Term Loan B3, 5.707%, 1M LIBOR + 5.250%, 01/31/28	1,160,000	1,139,216
HUB International, Ltd.
Term Loan B, 3.267%, 3M LIBOR + 3.000%, 04/25/25	4,403,437	4,359,152
Term Loan B, 4.256%, 3M LIBOR + 3.250%, 04/25/25	1,564,200	1,556,183
Ryan Specialty Group LLC
Term Loan, 3.750%, 1M LIBOR + 3.000%, 09/01/27	1,649,875	1,641,626
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 12/31/25	1,064,250	1,055,128
USI, Inc.
Term Loan, 4.006%, 3M LIBOR + 3.000%, 05/16/24	2,578,500	2,566,188
Incremental Term Loan B, 4.256%, 3M LIBOR + 3.250%, 12/02/26	1,197,462	1,190,478

		26,799,524

Internet—3.2%
Barracuda Networks, Inc.
1st Lien Term Loan, 4.733%, 3M LIBOR + 3.750%, 02/12/25	1,068,300	1,065,362
Buzz Merger Sub, Ltd.
Term Loan B, 3.207%, 1M LIBOR + 2.750%, 01/29/27	490,000	486,937
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 01/29/27	53,545	53,278
CNT Holdings I Corp.
Term Loan, 4.250%, 3M LIBOR + 3.500%, 11/08/27	643,500	640,846
Endure Digital, Inc.
Term Loan, 4.250%, 3M LIBOR + 3.500%, 02/10/28	2,828,625	2,745,534
Getty Images, Inc.
Term Loan B, 5.063%, 3M LIBOR + 4.500%, 02/19/26	2,623,825	2,613,986
Go Daddy Operating Co. LLC
Term Loan B, 2.207%, 1M LIBOR + 1.750%, 02/15/24	2,861,354	2,848,581
Term Loan B4, 2.449%, 1M LIBOR + 2.000%, 08/10/27	1,056,188	1,047,312
Hoya Midco LLC
Term Loan, 3.750%, TSFR + 3.250%, 02/03/29	518,125	511,648
Imperva, Inc.
1st Lien Term Loan, 5.000%, 3M LIBOR + 4.000%, 01/12/26	541,646	535,834
Magnite, Inc.
Term Loan, 5.810%, 6M LIBOR + 5.000%, 04/28/28	669,937	664,913
Match Group, Inc.
Term Loan B, 2.219%, 3M LIBOR + 1.750%, 02/13/27	675,000	661,922
MH Sub I LLC
Incremental Term Loan, 4.750%, 1M LIBOR + 3.750%, 09/13/24	422,848	419,500
NortonLifeLock, Inc.
Term Loan B, 01/28/29 (c)	975,000	964,641
Proofpoint, Inc.
1st Lien Term Loan, 3.758%, 3M LIBOR + 3.250%, 08/31/28	2,643,375	2,617,560
Uber Technologies, Inc.
1st Lien Term Loan B, 3.957%, 1M LIBOR + 3.500%, 04/04/25	1,371,563	1,368,869
Term Loan B, 3.957%, 1M LIBOR + 3.500%, 02/25/27	5,227,173	5,214,649

		24,461,372

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Investment Companies—0.5%
EIG Management Co. LLC
Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/22/25	240,000	$239,400
FinCo I LLC
Term Loan B, 2.957%, 1M LIBOR + 2.500%, 06/27/25	1,460,536	1,447,756
Mariner Wealth Advisors LLC
Term Loan B, 3.750%, 3M LIBOR + 3.250%, 08/18/28	478,844	473,457
Delayed Draw Term Loan, 4.256%, 3M LIBOR + 3.250%, 08/18/28	68,509	67,738
Victory Capital Holdings, Inc.
Incremental Term Loan B, 12/29/28 (c)	650,000	641,469
Term Loan B, 2.466%, 3M LIBOR + 2.250%, 07/01/26	778,968	769,718

		3,639,538

Iron/Steel—0.2%
Phoenix Services International LLC
Term Loan, 4.750%, 1M LIBOR + 3.750%, 03/01/25	1,297,203	1,257,206
TMS International Corp.
Term Loan B3, 3.750%, 1M LIBOR + 2.750%, 08/14/24	222,188	220,799

		1,478,005

Leisure Time—2.0%
Bombardier Recreational Products, Inc.
Term Loan, 2.457%, 1M LIBOR + 2.000%, 05/24/27	4,602,338	4,529,276
Carnival Corp.
Term Loan B, 3.750%, 1M LIBOR + 3.000%, 06/30/25	1,624,095	1,585,929
Incremental Term Loan B, 4.000%, 3M LIBOR + 3.250%, 10/18/28	2,967,563	2,905,739
City Football Group, Ltd.
Term Loan, 4.000%, 3M LIBOR + 3.500%, 07/21/28	1,446,375	1,426,487
ClubCorp Holdings, Inc.
Term Loan B, 3.756%, 3M LIBOR + 2.750%, 09/18/24	1,623,500	1,546,130
Fender Musical Instruments Corp.
Term Loan B, 4.500%, TSFR + 4.000%, 12/01/28	349,180	346,997
Hayward Industries, Inc.
Term Loan, 3.000%, 1M LIBOR + 2.500%, 05/30/28	794,000	785,564
MajorDrive Holdings LLC
Term Loan B, 4.563%, 3M LIBOR + 4.000%, 06/01/28	620,313	612,171
SRAM, LLC
Term Loan B, 3.258%, 6M LIBOR + 2.750%, 05/18/28	265,909	263,250
Travel Leaders Group LLC
Term Loan B, 4.457%, 1M LIBOR + 4.000%, 01/25/24	1,237,059	1,167,991

		15,169,534

Lodging—0.9%
Fertitta Entertainment LLC
Term Loan B, 4.500%, TSFR + 4.000%, 01/27/29	1,960,027	1,951,675
Four Seasons Hotels, Ltd.
1st Lien Term Loan, 2.457%, 1M LIBOR + 2.000%, 11/30/23	855,000	853,626
Hilton Grand Vacations Borrower LLC
Term Loan, 3.500%, 1M LIBOR + 3.000%, 08/02/28	945,250	940,967
Playa Resorts Holding B.V.
Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/29/24	1,929,837	1,890,638
Wyndham Hotels & Resorts, Inc.
Term Loan B, 2.207%, 1M LIBOR + 1.750%, 05/30/25	1,158,000	1,149,195

		6,786,101

Machinery-Construction & Mining—0.5%
Brookfield WEC Holdings, Inc.
Term Loan, 3.207%, 1M LIBOR + 2.750%, 08/01/25	3,972,626	3,907,844

Machinery-Diversified—2.0%
Ali Group North America Corp.
Term Loan B, 10/13/28 (c)	1,725,000	1,695,891
Chamberlain Group, Inc.
Term Loan B, 4.506%, 3M LIBOR + 3.500%, 11/03/28	1,720,688	1,701,330
Clark Equipment Co.
Term Loan B, 2.841%, 3M LIBOR + 1.835%, 05/18/24	990,218	987,897
CPM Holdings, Inc.
1st Lien Term Loan, 3.957%, 1M LIBOR + 3.500%, 11/17/25	1,771,111	1,746,758
DXP Enterprises, Inc.
Term Loan, 5.750%, 1M LIBOR + 4.750%, 12/16/27	543,125	539,957
Engineered Machinery Holdings, Inc.
USD Incremental Term Loan, 4.756%, 3M LIBOR + 3.750%, 05/19/28	1,398,495	1,382,263
Gardner Denver, Inc.
Term Loan B2, 2.207%, 1M LIBOR + 1.750%, 03/01/27	1,086,755	1,071,066
GrafTech Finance, Inc.
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 02/12/25	589,294	584,137
Granite Holdings U.S. Acquisition Co.
Term Loan B, 5.063%, 3M LIBOR + 4.000%, 09/30/26	1,261,965	1,252,500
Rexnord LLC
Term Loan B, 2.750%, 1M LIBOR + 2.250%, 10/04/28	374,063	372,426
SPX Flow, Inc.
Term Loan, 03/16/29 (c)	1,450,000	1,413,976
Titan Acquisition, Ltd.
Term Loan B, 4.006%, 3M LIBOR + 3.000%, 03/28/25	2,663,993	2,612,711

		15,360,912

Media—5.6%
Adevinta ASA
Term Loan B, 3.756%, 3M LIBOR + 2.750%, 06/26/28	1,272,938	1,256,389
Charter Communications Operating LLC
Term Loan B2, 2.207%, 1M LIBOR + 1.750%, 02/01/27	1,840,428	1,827,199
CSC Holdings LLC
Term Loan B1, 2.647%, 1M LIBOR + 2.250%, 07/17/25	2,344,043	2,311,812
Incremental Term Loan, 2.647%, 1M LIBOR + 2.250%, 01/15/26	921,500	906,608
Term Loan B5, 2.897%, 1M LIBOR + 2.500%, 04/15/27	1,161,300	1,143,590
Cumulus Media New Holdings, Inc.
Term Loan B, 4.750%, 6M LIBOR + 3.750%, 03/31/26	309,406	307,521
Diamond Sports Group LLC
2nd Lien Term Loan, 3.445%, TSFR + 3.250%, 08/24/26	2,608,275	910,179
First Priority Term Loan, 9.000%, TSFR + 8.000%, 05/26/26	532,240	541,471
GEE Holdings 2 LLC
Exit Term Loan, 9.000%, 3M LIBOR + 8.000%, 03/24/25	158,328	154,369
Global Eagle Entertainment, Inc.
2nd Lien Takeback Term Loan, 6.750%, 3M LIBOR + 6.750%, 03/23/26	326,402	269,282
Gray Television, Inc.
Term Loan B, 2.731%, 1M LIBOR + 2.500%, 02/07/24	1,470,015	1,463,431
Term Loan C, 2.731%, 1M LIBOR + 2.500%, 01/02/26	552,268	549,621
Term Loan D, 3.231%, 1M LIBOR + 3.000%, 12/01/28	1,072,313	1,068,403

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Hubbard Radio LLC
Term Loan B, 5.250%, 1M LIBOR + 4.250%, 03/28/25	514,141	$512,641
iHeartCommunications, Inc.
Term Loan, 3.457%, 1M LIBOR + 3.000%, 05/01/26	842,742	839,319
Incremental Term Loan, 3.750%, 1M LIBOR + 3.250%, 05/01/26	334,350	333,007
LCPR Loan Financing LLC
Term Loan B, 4.147%, 1M LIBOR + 3.750%, 10/16/28	250,000	249,766
Mission Broadcasting, Inc.
Term Loan B, 2.731%, 1M LIBOR + 2.500%, 06/02/28	398,000	395,419
MJH Healthcare Holdings LLC
Term Loan B, 4.000%, TSFR + 3.500%, 01/28/29	300,000	296,250
Nexstar Broadcasting, Inc.
Term Loan B3, 2.707%, 1M LIBOR + 2.250%, 01/17/24	604,205	602,921
Term Loan B4, 2.731%, 1M LIBOR + 2.500%, 09/18/26	388,236	387,184
Recorded Books, Inc.
Term Loan, 4.387%, 1M LIBOR + 4.000%, 08/29/25	235,231	234,055
Sinclair Television Group, Inc.
Term Loan B2B, 2.960%, 1M LIBOR + 2.500%, 09/30/26	536,250	521,280
Term Loan B3, 3.460%, 1M LIBOR + 3.000%, 04/01/28	1,730,072	1,689,416
Telenet Financing USD LLC
Term Loan AR, 2.397%, 1M LIBOR + 2.000%, 04/30/28	3,500,000	3,425,625
Univision Communications, Inc.
Term Loan C5, 3.750%, 1M LIBOR + 2.750%, 03/15/24	1,898,610	1,895,050
Term Loan B, 4.000%, 1M LIBOR + 3.250%, 03/15/26	1,464,264	1,459,322
UPC Broadband Holding B.V.
Term Loan B, 2.647%, 1M LIBOR + 2.250%, 04/30/28	775,000	758,919
UPC Financing Partnership
USD Term Loan AX, 3.397%, 1M LIBOR + 3.000%, 01/31/29	3,100,000	3,074,425
Virgin Media Bristol LLC
Term Loan N, 2.897%, 1M LIBOR + 2.500%, 01/31/28	6,450,000	6,376,431
Term Loan Q, 3.647%, 1M LIBOR + 3.250%, 01/31/29	1,125,000	1,117,793
Ziggo Financing Partnership
Term Loan I, 2.897%, 1M LIBOR + 2.500%, 04/30/28	5,475,000	5,397,151

		42,275,849

Metal Fabricate/Hardware—1.1%
Ameriforge Group, Inc.
Term Loan, 9.000%, 3M LIBOR + 8.000%, 12/31/23	829,750	414,875
Term Loan, 14.000%, 1M LIBOR + 13.000%, 12/29/23 (b) (e)	104,837	52,418
Dynacast International LLC
First Out Term Loan, 5.500%, 3M LIBOR + 4.500%, 07/22/25	1,361,843	1,356,736
Tiger Acquisition LLC
Term Loan, 3.758%, 3M LIBOR + 3.250%, 06/01/28	522,375	502,198
Werner FinCo L.P.
Term Loan, 5.000%, 3M LIBOR + 4.000%, 07/24/24	1,337,898	1,330,093
WireCo WorldGroup, Inc.
Term Loan, 4.750%, 6M LIBOR + 4.250%, 11/13/28	544,907	540,821
Zekelman Industries, Inc.
Term Loan, 2.457%, 1M LIBOR + 2.000%, 01/24/27	4,109,976	4,048,327

		8,245,468

Miscellaneous Manufacturing—1.4%
EXC Holdings III Corp.
1st Lien Term Loan, 4.506%, 3M LIBOR + 3.500%, 12/02/24	554,904	553,516
Gates Global LLC
Term Loan B3, 3.250%, 1M LIBOR + 2.500%, 03/31/27	3,642,966	3,601,330
Gemini HDPE LLC
Term Loan B, 3.500%, 3M LIBOR + 3.000%, 12/31/27	669,944	661,290
Groupe Solmax, Inc.
Term Loan, 5.756%, 2M LIBOR + 4.750%, 05/29/28	1,067,497	1,048,816
LTI Holdings, Inc.
1st Lien Term Loan, 3.957%, 1M LIBOR + 3.500%, 09/06/25	1,208,185	1,183,417
Delayed Draw Term Loan, 4.959%, 1M LIBOR + 4.750%, 07/24/26	384,668	382,745
Term Loan, 4.959%, 1M LIBOR + 4.750%, 07/24/26	170,625	169,026
Term Loan, 5.207%, 1M LIBOR + 4.750%, 07/24/26	636,306	633,124
Momentive Performance Materials, Inc.
Term Loan B, 3.700%, 1M LIBOR + 3.250%, 05/15/24	2,334,000	2,309,687
Rohm Holding GmbH
Term Loan B, 5.269%, 6M LIBOR + 4.750%, 07/31/26	342,105	325,000

		10,867,951

Oil & Gas—0.6%
CITGO Holding, Inc.
Term Loan B, 8.000%, 1M LIBOR + 7.000%, 08/01/23	219,375	217,250
CITGO Petroleum Corp.
Term Loan B, 7.250%, 1M LIBOR + 6.250%, 03/28/24	1,945,389	1,944,659
Delek U.S. Holdings, Inc.
Term Loan B, 2.707%, 1M LIBOR + 2.250%, 03/31/25	1,058,257	1,032,065
Incremental Term Loan B, 6.500%, 1M LIBOR + 5.500%, 03/31/25	539,000	536,305
QuarterNorth Energy Holding, Inc.
2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.000%, 08/27/26	360,142	361,943
RDV Resources Properties, LLC
Exit Term Loan, 9.500%, 1M LIBOR + 8.500%, 03/29/24	137,205	135,833

		4,228,055

Oil & Gas Services—0.0%
Apergy Corp.
Term Loan, 6.000%, 3M LIBOR + 5.000%, 06/03/27	182,500	183,489
Lealand Finance Company B.V.
Take Back Term Loan, 3.000%, 1M LIBOR + 1.000%, 06/30/25	277,946	134,804

		318,293

Packaging & Containers—2.7%
Berlin Packaging LLC
1st Lien Term Loan B, 4.756%, 1M LIBOR + 3.750%, 03/11/28	1,368,125	1,357,522
Berry Global, Inc.
Term Loan Z, 2.071%, 1M LIBOR + 1.750%, 07/01/26	748,170	738,610
BWAY Holding Co.
Term Loan B, 3.481%, 1M LIBOR + 3.250%, 04/03/24	1,857,375	1,835,319
Charter NEX U.S., Inc.
Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/01/27	420,750	418,427

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Clydesdale Acquisition Holdings, Inc.
Term Loan, 03/30/29 (c)	625,000	$615,179
Flex Acquisition Co., Inc.
Incremental Term Loan, 3.214%, 3M LIBOR + 3.000%, 06/29/25	1,294,097	1,293,288
Term Loan, 4.000%, 3M LIBOR + 3.500%, 03/02/28	4,640,319	4,632,342
LABL, Inc.
USD 1st Lien Term Loan, 5.500%, 1M LIBOR + 5.000%, 10/29/28	1,795,500	1,774,740
Pregis TopCo Corp.
1st Lien Term Loan, 4.457%, 1M LIBOR + 4.000%, 07/31/26	562,063	551,524
Pretium PKG Holdings, Inc.
1st Lien Term Loan, 4.500%, 3M LIBOR + 4.000%, 10/02/28	673,313	655,638
Proampac PG Borrower LLC
Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/03/25	941,768	923,717
Reynolds Group Holdings, Inc.
Term Loan B2, 3.707%, 1M LIBOR + 3.250%, 02/05/26	1,308,437	1,276,194
Term Loan B, 4.000%, 1M LIBOR + 3.500%, 09/20/28	1,069,625	1,043,419
TricorBraun Holdings, Inc.
Term Loan, 3.750%, 1M LIBOR + 3.250%, 03/03/28	670,609	655,281
Trident TPI Holdings, Inc.
Term Loan B1, 4.256%, 3M LIBOR + 3.250%, 10/17/24	1,844,747	1,829,375
Delayed Draw Term Loan, 4.500%, 1M LIBOR + 4.000%, 09/15/28 (b)	105,318	104,221
Incremental Term Loan, 4.500%, 1M LIBOR + 4.000%, 09/15/28	740,688	732,972

		20,437,768

Pharmaceuticals—4.5%
Akorn, Inc.
Take Back Term Loan, 8.500%, 3M LIBOR + 7.500%, 10/01/25	481,884	483,892
Alkermes, Inc.
Term Loan B, 3.000%, 3M LIBOR + 2.500%, 03/12/26	342,943	336,942
Amneal Pharmaceuticals LLC
Term Loan B, 3.947%, 1M LIBOR + 3.500%, 05/04/25	2,940,559	2,901,964
Bausch Health Companies, Inc.
Term Loan B, 3.457%, 1M LIBOR + 3.000%, 06/02/25	3,901,118	3,875,519
Bayou Intermediate LLC
Term Loan B, 5.250%, 3M LIBOR + 4.500%, 08/02/28	773,063	761,467
Change Healthcare Holdings LLC
Term Loan B, 3.957%, 1M LIBOR + 2.500%, 03/01/24	3,159,027	3,146,053
Covis Finco S.a.r.l.
USD Term Loan B, 7.250%, TSFR + 6.500%, 02/18/27	1,050,000	971,250
Gainwell Acquisition Corp.
Term Loan B, 5.006%, 3M LIBOR + 4.000%, 10/01/27	5,462,929	5,442,443
Grifols Worldwide Operations USA, Inc.
Term Loan B, 2.457%, 1M LIBOR + 2.000%, 11/15/27	1,650,161	1,621,856
HLF Financing S.a r.l.
Term Loan B, 2.957%, 1M LIBOR + 2.500%, 08/18/25	862,875	847,415
Horizon Therapeutics USA, Inc.
Term Loan B2, 2.250%, 1M LIBOR + 1.750%, 03/15/28	1,980,000	1,963,665
Term Loan B, 2.500%, 1M LIBOR + 2.000%, 05/22/26	988,299	979,651
Jazz Financing Lux S.a.r.l.
Term Loan, 4.000%, 1M LIBOR + 3.500%, 05/05/28	1,662,438	1,658,858

Pharmaceuticals—(Continued)
LSCS Holdings, Inc.
1st Lien Term Loan, 5.000%, 1M LIBOR + 4.500%, 12/16/28	822,938	815,051
Mallinckrodt International Finance S.A.
Term Loan B, 6.000%, 3M LIBOR + 5.250%, 09/24/24	3,965,603	3,637,204
Term Loan B, 6.250%, 3M LIBOR + 5.500%, 02/24/25	508,392	466,238
Option Care Health, Inc.
Term Loan B, 3.250%, 1M LIBOR + 2.750%, 10/27/28	448,875	445,696
Packaging Coordinators Midco, Inc.
Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/30/27	1,362,742	1,357,064
Padagis LLC
Term Loan B, 5.250%, 3M LIBOR + 4.750%, 07/06/28	1,800,000	1,789,875
Pearl Intermediate Parent LLC
2nd Lien Term Loan, 6.707%, 1M LIBOR + 6.250%, 02/13/26	200,000	199,333
PetVet Care Centers LLC
Term Loan B3, 4.250%, 1M LIBOR + 3.500%, 02/14/25	322,208	320,664

		34,022,100

Pipelines—0.6%
Blackstone CQP Holdco L.P.
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 06/05/28	1,414,313	1,408,272
Centurion Pipeline Co., LLC
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 09/29/25	217,688	214,876
Incremental Term Loan, 4.457%, 1M LIBOR + 4.000%, 09/28/25	767,676	758,080
Freeport LNG Investments LLLP
Term Loan B, 4.000%, 3M LIBOR + 3.500%, 12/21/28	775,000	770,253
ITT Holdings LLC
Term Loan, 3.250%, 1M LIBOR + 2.750%, 07/10/28	422,875	418,514
Oryx Midstream Services Permian Basin LLC
Term Loan B, 3.750%, 3M LIBOR + 3.250%, 10/05/28	922,688	916,200

		4,486,195

Real Estate—0.5%
Cushman & Wakefield U.S. Borrower LLC
Term Loan B, 3.207%, 1M LIBOR + 2.750%, 08/21/25	2,402,742	2,374,584
RE/MAX International, Inc.
Term Loan B, 3.000%, 1M LIBOR + 2.500%, 07/21/28	1,687,250	1,657,723

		4,032,307

Real Estate Investment Trusts—0.2%
Brookfield Property REIT, Inc.
1st Lien Term Loan B, 2.957%, 1M LIBOR + 2.500%, 08/27/25	834,446	816,366
Iron Mountain, Inc.
Term Loan B, 2.207%, 1M LIBOR + 1.750%, 01/02/26	792,000	782,760

		1,599,126

Retail—3.6%
1011778 B.C. Unlimited Liability Co.
Term Loan B4, 2.207%, 1M LIBOR + 1.750%, 11/19/26	5,009,688	4,911,998
Beacon Roofing Supply, Inc.
Term Loan B, 2.707%, 1M LIBOR + 2.250%, 05/19/28	1,017,313	1,003,749

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
David’s Bridal, Inc.
Priority Term Loan, 6.000%, 3M LIBOR + 5.000%, 06/23/23 (e) (f)	242,280	$238,961
New Money Term Loan, 7.000%, 3M LIBOR + 6.000%, 06/30/23 (e) (f)	288,298	269,876
Great Outdoors Group LLC
Term Loan B1, 4.500%, 1M LIBOR + 3.750%, 03/06/28	2,493,532	2,487,687
Harbor Freight Tools USA, Inc.
Term Loan B, 3.250%, 1M LIBOR + 2.750%, 10/19/27	1,333,125	1,307,852
IRB Holding Corp.
Term Loan B, 3.750%, TSFR + 3.000%, 12/15/27	493,750	489,121
Term Loan B, 4.250%, 6M LIBOR + 2.750%, 02/05/25	2,858,280	2,836,843
Les Schwab Tire Centers
Term Loan B, 4.000%, 3M LIBOR + 3.250%, 11/02/27	2,868,488	2,838,607
LIDS Holdings, Inc.
Term Loan, 6.500%, TSFR + 5.500%, 12/14/26 (e) (f)	557,031	546,837
Medical Solutions LLC
Delayed Draw Term Loan, 11/01/28 (b)	260,000	258,294
First Lien Term Loan, 4.506%, 3M LIBOR + 3.500%, 11/01/28	1,365,000	1,356,043
Park River Holdings, Inc.
Term Loan, 4.000%, 3M LIBOR + 3.250%, 12/28/27	620,311	607,759
PetSmart, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/11/28	1,318,375	1,314,420
Phillips Feed Service, Inc.
Term Loan, 8.000%, 3M LIBOR + 7.000%, 11/13/24 (e) (f)	11,433	9,146
Serta Simmons Bedding LLC
Super Priority Second Out Term Loan, 8.500%, 1M LIBOR + 7.500%, 08/10/23	2,997,146	2,835,513
Super Priority First Out Term Loan, 8.500%, 1M LIBOR + 7.500%, 08/10/23	906,200	909,825
SRS Distribution, Inc.
Incremental Term Loan, 4.000%, TSFR + 3.500%, 06/02/28	425,000	419,024
Term Loan B, 4.250%, 3M LIBOR + 3.500%, 06/02/28	1,044,750	1,030,646
White Cap Buyer LLC
Term Loan B, 6.250%, TSFR + 3.750%, 10/19/27	1,999,688	1,979,067

		27,651,268

Semiconductors—0.7%
Allegro Microsystems, Inc.
Term Loan, 4.250%, 1M LIBOR + 3.750%, 09/30/27	42,308	42,096
Altar Bidco, Inc.
Term Loan, 3.850%, TSFR + 3.350%, 02/01/29	1,400,000	1,384,250
Bright Bidco B.V.
Term Loan B, 4.774%, 6M LIBOR + 3.500%, 06/30/24	1,834,745	1,112,314
Cohu, Inc.
Term Loan B, 3.519%, 3M LIBOR + 3.000%, 10/01/25	211,122	209,671
MaxLinear, Inc.
Term Loan B, 2.750%, 1M LIBOR + 2.250%, 06/23/28	704,286	698,123
Synaptics, Inc.
Term Loan B, 2.750%, 3M LIBOR + 2.250%, 12/02/28	447,750	446,631
Ultra Clean Holdings, Inc.
Term Loan B, 4.207%, 1M LIBOR + 3.750%, 08/27/25	1,069,344	1,066,169

		4,959,254

Software—15.1%
Applied Systems, Inc.
1st Lien Term Loan, 4.006%, 3M LIBOR + 3.000%, 09/19/24	6,490,211	6,456,598
AppLovin Corp.
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 10/25/28	1,645,875	1,636,489
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 08/15/25	4,563,549	4,545,295
Aptean, Inc.
Term Loan, 4.707%, 1M LIBOR + 4.250%, 04/23/26	4,759,125	4,701,620
AQA Acquisition Holding, Inc.
Term Loan, 5.256%, 3M LIBOR + 4.250%, 03/03/28	794,000	791,354
Banff Merger Sub, Inc.
Term Loan, 4.756%, 3M LIBOR + 3.750%, 10/02/25	4,561,153	4,539,383
Bracket Intermediate Holding Corp.
1st Lien Term Loan B, 4.466%, 3M LIBOR + 4.250%, 09/05/25	796,125	791,149
Camelot U.S. Acquisition 1 Co.
Term Loan B, 3.457%, 1M LIBOR + 3.000%, 10/30/26	1,612,875	1,593,520
Incremental Term Loan B, 4.000%, 1M LIBOR + 3.000%, 10/30/26	1,036,875	1,028,839
CentralSquare Technologies LLC
1st Lien Term Loan, 6.250%, 3M LIBOR + 3.750%, 08/29/25	774,000	732,978
Ceridian HCM Holding, Inc.
Term Loan B, 2.957%, 1M LIBOR + 2.500%, 04/30/25	1,326,875	1,315,265
Cloudera, Inc.
Term Loan, 4.250%, 1M LIBOR + 3.750%, 10/08/28	3,050,000	3,023,313
Second Lien Term Loan, 6.500%, 1M LIBOR + 6.000%, 10/08/29	850,000	839,375
Constant Contact, Inc.
Term Loan, 4.750%, 3M LIBOR + 4.000%, 02/10/28	1,789,359	1,771,465
Cornerstone OnDemand, Inc.
Term Loan, 4.250%, 3M LIBOR + 3.750%, 10/16/28	1,475,000	1,462,094
Cvent, Inc.
1st Lien Term Loan, 4.207%, 1M LIBOR + 3.750%, 11/29/24	344,323	341,741
E2open LLC
Term Loan B, 4.000%, 3M LIBOR + 3.500%, 02/04/28	1,167,064	1,155,394
ECI Macola Max Holdings LLC
Term Loan, 4.756%, 3M LIBOR + 3.750%, 11/09/27	1,284,991	1,272,141
EP Purchaser LLC
Term Loan B, 4.506%, 3M LIBOR + 3.500%, 11/06/28	450,000	447,656
Epicor Software Corp.
Term Loan, 4.000%, 1M LIBOR + 3.250%, 07/30/27	6,236,574	6,195,113
Finastra USA, Inc.
1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 06/13/24	3,315,392	3,277,059
Grab Holdings, Inc.
Term Loan B, 5.500%, 1M LIBOR + 4.500%, 01/29/26	2,103,750	2,061,675
Greeneden U.S., Holdings II LLC
Term Loan B4, 4.750%, 1M LIBOR + 4.000%, 12/01/27	792,000	791,753
Hyland Software, Inc.
Term Loan 3, 3.957%, 1M LIBOR + 3.500%, 07/01/24	8,639,284	8,608,235
Informatica LLC
USD Term Loan B, 3.250%, 1M LIBOR + 2.750%, 10/27/28	2,950,000	2,920,500
Ivanti Software, Inc.
Add On Term Loan B, 4.750%, 3M LIBOR + 4.000%, 12/01/27	668,250	658,435
Term Loan B, 5.000%, 3M LIBOR + 4.250%, 12/01/27	2,388,000	2,358,577
MA FinanceCo. LLC Term Loan B, 5.250%, 3M LIBOR + 4.250%, 06/05/25	1,515,756	1,505,020

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Marcel LUX IV Sarl
Term Loan B1, 3.707%, 1M LIBOR + 3.250%, 03/15/26	972,500	$966,422
USD Term Loan B, 4.750%, 1M LIBOR + 4.000%, 12/31/27	94,905	94,549
Mavenir Systems, Inc.
Term Loan B, 5.250%, 3M LIBOR + 4.750%, 08/18/28	425,000	422,609
Maverick Bidco, Inc.
Term Loan, 4.500%, 3M LIBOR + 3.750%, 05/18/28	922,688	922,879
MedAssets Software Intermediate Holdings, Inc.
2nd Lien Term Loan 2, 7.250%, 3M LIBOR + 6.750%, 12/17/29	775,000	765,192
Mediaocean LLC
Term Loan, 4.000%, 1M LIBOR + 3.500%, 12/15/28	700,000	694,167
Navicure, Inc.
Term Loan B, 4.457%, 1M LIBOR + 4.000%, 10/22/26	2,656,080	2,652,759
Playtika Holding Corp.
Term Loan, 3.207%, 1M LIBOR + 2.750%, 03/13/28	1,894,816	1,872,315
PointClickCare Technologies, Inc.
Term Loan B, 3.750%, 6M LIBOR + 3.000%, 12/29/27	544,500	540,416
Polaris Newco LLC
Term Loan B, 4.500%, 1M LIBOR + 4.000%, 06/02/28	3,110,747	3,092,471
Project Ruby Ultimate Parent Corp.
Term Loan, 4.000%, 1M LIBOR + 3.250%, 03/03/28	1,064,250	1,053,874
Rackspace Hosting, Inc.
Term Loan, 3.500%, 3M LIBOR + 2.750%, 02/15/28	1,361,250	1,336,577
Realpage, Inc.
1st Lien Term Loan, 3.750%, 1M LIBOR + 3.250%, 04/24/28	2,985,000	2,955,896
Renaissance Holding Corp.
Incremental Term Loan, 03/17/27 (c)	200,000	199,083
Seattle Spinco, Inc.
Term Loan B3, 3.207%, 1M LIBOR + 2.750%, 06/21/24	1,637,913	1,620,510
Signify Health LLC
Term Loan B, 4.256%, 3M LIBOR + 3.250%, 06/22/28	348,250	343,679
SkillSoft Corp.
Term Loan B, 5.500%, 3M LIBOR + 4.750%, 07/14/28	673,688	668,635
Skopima Merger Sub, Inc.
Term Loan B, 4.500%, 1M LIBOR + 4.000%, 05/12/28	1,567,125	1,551,846
SolarWinds Holdings, Inc.
Term Loan B, 3.207%, 1M LIBOR + 2.750%, 02/05/24	3,509,835	3,467,215
Sophia L.P.
Term Loan B, 4.256%, 3M LIBOR + 3.250%, 10/07/27	3,380,015	3,350,440
Sovos Compliance LLC
Delayed Draw Term Loan, 08/11/28 (b)	117,808	117,808
Term Loan, 5.000%, 1M LIBOR + 4.500%, 08/11/28	680,486	680,486
SS&C Technologies, Inc.
Term Loan B6, 03/23/29 (c)	318,627	316,238
Term Loan B7, 03/23/29 (c)	431,373	428,137
SurveyMonkey, Inc.
Term Loan B, 4.210%, 1M LIBOR + 3.750%, 10/10/25	998,933	993,939
Symplr Software, Inc.
Term Loan, 5.251%, 3M LIBOR + 4.500%, 12/22/27	867,372	856,530
Thoughtworks, Inc.
Term Loan B, 3.250%, 1M LIBOR + 2.750%, 03/23/28	284,112	280,827
Tibco Software, Inc.
Term Loan B3, 4.210%, 1M LIBOR + 3.750%, 06/30/26	3,889,221	3,870,747

Software—(Continued)
Ultimate Software Group, Inc.
Term Loan, 3.750%, 3M LIBOR + 3.250%, 05/04/26	5,039,690	5,005,043
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 05/04/26	1,438,125	1,435,129
Veritas U.S., Inc.
Term Loan B, 6.000%, 3M LIBOR + 5.000%, 09/01/25	3,359,037	3,160,293
VS Buyer, LLC
Term Loan B, 3.457%, 1M LIBOR + 3.000%, 02/28/27	2,287,757	2,273,458

		114,812,205

Telecommunications—3.7%
Altice France S.A.
Term Loan B13, 4.506%, 3M LIBOR + 4.000%, 08/14/26	1,232,201	1,211,022
Avaya, Inc.
Term Loan B2, 4.397%, 1M LIBOR + 4.000%, 12/15/27	200,000	197,800
CenturyLink, Inc.
Term Loan B, 2.707%, 1M LIBOR + 2.250%, 03/15/27	6,256,000	6,100,576
CommScope, Inc.
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 04/06/26	1,511,250	1,477,956
Cyxtera DC Holdings, Inc.
Term Loan B, 4.000%, 6M LIBOR + 3.000%, 05/01/24	1,452,563	1,441,215
Delta TopCo, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 12/01/27	4,324,837	4,262,283
Digicel International Finance, Ltd.
Term Loan B, 3.500%, 6M LIBOR + 3.250%, 05/28/24	1,456,390	1,390,853
Level 3 Financing, Inc.
Term Loan B, 2.207%, 1M LIBOR + 1.750%, 03/01/27	1,720,372	1,691,033
LogMeIn, Inc.
Term Loan B, 5.218%, 1M LIBOR + 4.750%, 08/31/27	2,747,775	2,705,987
Numericable Group S.A.
Term Loan B11, 3.049%, 3M LIBOR + 2.750%, 07/31/25	1,714,500	1,677,352
Plantronics, Inc.
Term Loan B, 2.957%, 1M LIBOR + 2.500%, 07/02/25	1,499,356	1,490,297
SBA Senior Finance II LLC
Term Loan B, 2.210%, 1M LIBOR + 1.750%, 04/11/25	1,829,652	1,811,028
West Corp.
Term Loan B1, 4.500%, 3M LIBOR + 3.500%, 10/10/24	254,762	231,451
Term Loan, 5.000%, 3M LIBOR + 4.000%, 10/10/24	1,396,535	1,280,822
Zayo Group Holdings, Inc.
Term Loan, 3.457%, 1M LIBOR + 3.000%, 03/09/27	1,126,546	1,097,678

		28,067,353

Transportation—0.4%
Kenan Advantage Group, Inc.
Term Loan B1, 4.500%, 3M LIBOR + 3.750%, 03/24/26	2,295,938	2,269,534
N-Able International Holdings II LLC
Term Loan B, 3.508%, 3M LIBOR + 3.000%, 07/19/28	447,750	441,594
XPO Logistics, Inc. Term Loan B, 1.992%, 1M LIBOR + 1.750%, 02/24/25	575,000	570,020

		3,281,148

Total Floating Rate Loans (Cost $733,020,836)		719,727,955

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—3.3%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.4%
TransDigm, Inc.
6.250%, 03/15/26(144A)	3,000,000	$3,079,920

Airlines—0.4%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26(144A)	2,000,000	2,015,000
5.750%, 04/20/29(144A)	1,500,000	1,494,375

		3,509,375

Auto Parts & Equipment—0.2%
Clarios Global L.P.
6.750%, 05/15/25(144A)	225,000	232,994
Clarios Global L.P. / Clarios U.S. Finance Co.
6.250%, 05/15/26(144A)	1,215,000	1,249,931

		1,482,925

Commercial Services—0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26(144A)	725,000	733,577
Garda World Security Corp.
4.625%, 02/15/27(144A)	850,000	814,682
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24(144A)	625,000	639,900
Sabre GLBL, Inc.
9.250%, 04/15/25(144A)	300,000	332,591

		2,520,750

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc.
4.000%, 01/15/28(144A)	275,000	264,190

Diversified Financial Services—0.1%
AG Issuer LLC
6.250%, 03/01/28(144A)	425,000	425,000

Electric—0.2%
Calpine Corp.
4.500%, 02/15/28(144A)	300,000	292,644
5.250%, 06/01/26(144A)	988,000	992,940

		1,285,584

Entertainment—0.2%
AMC Entertainment Holdings, Inc.
7.500%, 02/15/29(144A)	1,000,000	971,755
SeaWorld Parks and Entertainment., Inc.
8.750%, 05/01/25(144A)	250,000	259,375
Six Flags Theme Parks, Inc.
7.000%, 07/01/25(144A)	250,000	260,937

		1,492,067

Environmental Control—0.1%
GFL Environmental, Inc.
4.250%, 06/01/25(144A)	625,000	621,063

Food—0.1%
Del Monte Foods, Inc.
11.875%, 05/15/25(144A)	975,000	1,068,844

Machinery-Diversified—0.1%
Clark Equipment Co.
5.875%, 06/01/25(144A)	125,000	126,250
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27(144A)	500,000	494,515

		620,765

Media—0.2%
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 08/15/26(144A)	550,000	213,125
iHeartCommunications, Inc.
4.750%, 01/15/28(144A)	250,000	238,750
5.250%, 08/15/27(144A)	200,000	197,750
6.375%, 05/01/26	105,163	108,055
8.375%, 05/01/27	190,609	197,080
Virgin Media Secured Finance plc
4.500%, 08/15/30(144A)	800,000	746,000

		1,700,760

Oil & Gas—0.2%
CITGO Petroleum Corp.
7.000%, 06/15/25(144A)	1,275,000	1,282,969

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l.
6.125%, 04/01/29(144A)	500,000	456,250

Real Estate—0.1%
Cushman and Wakefield U.S. Borrower LLC
6.750%, 05/15/28(144A)	375,000	391,875

Software—0.1%
Boxer Parent Co., Inc.
7.125%, 10/02/25(144A)	500,000	518,270

Telecommunications—0.5%
Altice France S.A.
5.500%, 01/15/28(144A)	475,000	440,183
CommScope, Inc.
6.000%, 03/01/26(144A)	2,000,000	2,023,180
Lumen Technologies, Inc.
4.000%, 02/15/27(144A)	1,500,000	1,397,002

		3,860,365

Total Corporate Bonds & Notes (Cost $25,026,625)		24,580,972

Common Stocks—0.6%

Commercial Services—0.0%
IAP Worldwide Services LLC (e) (f) (g) (h)	44	206,077

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—0.0%
RDV Resources, Inc. - Class A (g) (h)	21,140	$42,280

Electric Utilities—0.1%
Longview Intermediate Holdings Co. LLC (g) (h)	39,089	390,890

Energy Equipment & Services—0.0%
McDermott International, Inc. (g) (h)	117,431	77,504

Health Care Equipment & Supplies—0.1%
Akorn Holding Co. LLC (g) (h)	56,220	449,760

Household Products—0.0%
LG Parent Holding Co. (g) (h)	9,472	113,664

Leisure Products—0.0%
Cineworld Group plc (g) (h)	121,458	26,326

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (g) (h)	43,727	151,296
Cumulus Media, Inc. - Class A (g) (h)	40,548	403,453
Global Eagle Entertainment (e) (f) (g) (h)	17,940	359,338
iHeartMedia, Inc. - Class A (g) (h)	18,596	352,022

		1,266,109

Metals & Mining—0.0%
ACNR Holdings, Inc. (g)	3,147	204,555
AFG Holdings, Inc. (e) (f) (g) (h)	24,746	151,198

		355,753

Oil, Gas & Consumable Fuels—0.2%
QuarterNorth Energy, Inc. (g) (h)	9,913	1,288,690

Professional Services—0.1%
Skillsoft Corp. (g) (h)	66,881	403,961

Specialty Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h)	18,015	0
Philips Pet Holding Corp. (e) (f) (g) (h)	62	22,484

		22,484

Total Common Stocks (Cost $5,561,692)		4,643,498

Preferred Stocks—0.1%

Household Products—0.0%
LG Parent Holding Co.	1,428	180,580

Metals & Mining—0.1%
ACNR Holdings, Inc.	1,486	572,110

Specialty Retail—0.0%
David’s Bridal, Inc.
Series A (e) (f) (g) (h)	501	0
Series B (e) (f) (g) (h)	2,042	0

Specialty Retail—(Continued)
DBI Investors, Inc. Series A (e) (f) (g) (h)	852	0

		0

Total Preferred Stocks (Cost $240,265)		752,690

Warrants—0.0%

Specialty Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h) (Cost $0)	3,478	0

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $17,528,488; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/24, with a market value of $17,879,134.	17,528,488	17,528,488

Total Short-Term Investments (Cost $17,528,488)		17,528,488

Total Investments—101.1% (Cost $781,377,906)		767,233,603
Unfunded Loan Commitments—(0.1)% (Cost $(665,080))		(665,080)
Net Investments—101.0% (Cost $780,712,826)		766,568,523
Other assets and liabilities (net)—(1.0)%		(7,632,143)

Net Assets—100.0%		$758,936,380

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(c)	This loan will settle after March 31, 2022, at which time the interest rate will be determined.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.2% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Non-income producing security.
(h)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $24,275,837, which is 3.2% of net assets.

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$1,444,447	$—	$1,444,447
Aerospace/Defense	—	13,303,620	—	13,303,620
Agriculture	—	517,141	—	517,141
Airlines	—	3,737,095	—	3,737,095
Auto Manufacturers	—	1,487,861	—	1,487,861
Auto Parts & Equipment	—	17,384,728	—	17,384,728
Banks	—	1,192,511	—	1,192,511
Beverages	—	2,900,148	—	2,900,148
Building Materials (Less Unfunded Loan Commitments of $158,571)	—	15,606,764	—	15,606,764
Chemicals	—	26,426,546	—	26,426,546
Coal	—	609,803	—	609,803
Commercial Services	—	61,179,706	—	61,179,706
Computers	—	23,838,406	—	23,838,406
Cosmetics/Personal Care	—	4,507,818	—	4,507,818
Distribution/Wholesale	—	2,522,936	—	2,522,936
Diversified Financial Services	—	33,263,758	—	33,263,758
Electric	—	5,535,522	—	5,535,522
Electrical Components & Equipment	—	2,041,855	—	2,041,855
Electronics	—	2,019,954	—	2,019,954
Engineering & Construction	—	6,370,316	—	6,370,316
Entertainment	—	14,719,128	—	14,719,128
Environmental Control	—	10,743,014	—	10,743,014
Food	—	11,149,626	—	11,149,626
Food Service	—	1,719,486	—	1,719,486
Forest Products & Paper	—	1,498,899	—	1,498,899
Gas	—	899,000	—	899,000
Hand/Machine Tools	—	2,652,679	—	2,652,679
Healthcare-Products	—	8,168,327	—	8,168,327
Healthcare-Services (Less Unfunded Loan Commitments of $78,947)	—	27,645,782	—	27,645,782
Holding Companies-Diversified	—	1,525,749	—	1,525,749
Home Builders	—	872,023	—	872,023
Home Furnishings	—	3,062,879	—	3,062,879

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Household Products/Wares	$—	$1,513,821	$—	$1,513,821
Housewares	—	541,919	—	541,919
Insurance	—	26,799,524	—	26,799,524
Internet	—	24,461,372	—	24,461,372
Investment Companies	—	3,639,538	—	3,639,538
Iron/Steel	—	1,478,005	—	1,478,005
Leisure Time	—	15,169,534	—	15,169,534
Lodging	—	6,786,101	—	6,786,101
Machinery-Construction & Mining	—	3,907,844	—	3,907,844
Machinery-Diversified	—	15,360,912	—	15,360,912
Media	—	42,275,849	—	42,275,849
Metal Fabricate/Hardware (Less Unfunded Loan Commitments of $10,474)	—	8,234,994	—	8,234,994
Miscellaneous Manufacturing	—	10,867,951	—	10,867,951
Oil & Gas	—	4,228,055	—	4,228,055
Oil & Gas Services	—	318,293	—	318,293
Packaging & Containers (Less Unfunded Loan Commitments of $39,280)	—	20,398,488	—	20,398,488
Pharmaceuticals	—	34,022,100	—	34,022,100
Pipelines	—	4,486,195	—	4,486,195
Real Estate	—	4,032,307	—	4,032,307
Real Estate Investment Trusts	—	1,599,126	—	1,599,126
Retail (Less Unfunded Loan Commitments of $260,000)	—	26,326,448	1,064,820	27,391,268
Semiconductors	—	4,959,254	—	4,959,254
Software (Less Unfunded Loan Commitments of $117,808)	—	114,694,397	—	114,694,397
Telecommunications	—	28,067,353	—	28,067,353
Transportation	—	3,281,148	—	3,281,148
Total Floating Rate Loans (Less Unfunded Loan Commitments of $665,080)	—	717,998,055	1,064,820	719,062,875
Total Corporate Bonds & Notes*	—	24,580,972	—	24,580,972
Common Stocks
Commercial Services	—	—	206,077	206,077
Diversified Consumer Services	—	42,280	—	42,280
Electric Utilities	—	390,890	—	390,890
Energy Equipment & Services	77,504	—	—	77,504
Health Care Equipment & Supplies	—	449,760	—	449,760
Household Products	—	113,664	—	113,664
Leisure Products	26,326	—	—	26,326
Media	906,771	—	359,338	1,266,109
Metals & Mining	—	204,555	151,198	355,753
Oil, Gas & Consumable Fuels	—	1,288,690	—	1,288,690
Professional Services	403,961	—	—	403,961
Specialty Retail	—	—	22,484	22,484
Total Common Stocks	1,414,562	2,489,839	739,097	4,643,498
Preferred Stocks
Household Products	180,580	—	—	180,580
Metals & Mining	572,110	—	—	572,110
Specialty Retail	—	—	0	0
Total Preferred Stocks	752,690	—	0	752,690
Total Warrants*	—	—	0	0
Total Short-Term Investment*	—	17,528,488	—	17,528,488
Total Net Investments	$2,167,252	$762,597,354	$1,803,917	$766,568,523

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

During the period ended March 31, 2022, a transfer out of Level 3 in the amount of $311,148 was due to the initiation of trading activity which resulted in the availability of significant observable inputs. During the period ended March 31, 2022, a transfer into Level 3 in the amount of $566,375 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—46.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—6.1%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	88,656	$90,964
4.500%, 03/01/25	247,833	254,733
Fannie Mae ARM Pool
0.970%, 6M LIBOR + 0.845%, 11/01/33 (a)	450	451
1.304%, 6M LIBOR + 1.063%, 11/01/33 (a)	2,815	2,819
1.521%, 6M LIBOR + 1.230%, 03/01/28 (a)	2,214	2,219
1.591%, 6M LIBOR + 1.434%, 12/01/32 (a)	157,945	158,412
1.625%, 12M LIBOR + 1.375%, 07/01/33 (a)	11,590	11,611
1.643%, 6M LIBOR + 1.430%, 02/01/36 (a)	20,463	21,094
1.665%, 6M LIBOR + 1.415%, 06/01/32 (a)	7,400	7,408
1.718%, 6M LIBOR + 1.401%, 03/01/35 (a)	11,735	12,054
1.737%, 6M LIBOR + 1.544%, 12/01/34 (a)	22,729	23,511
1.752%, 12M LIBOR + 1.502%, 07/01/33 (a)	26,688	26,782
1.787%, 6M LIBOR + 1.413%, 11/01/34 (a)	3,772	3,789
1.795%, 12M LIBOR + 1.420%, 03/01/36 (a)	4,611	4,607
1.800%, 1Y H15 + 1.675%, 11/01/32 (a)	7,955	7,954
1.800%, 12M LIBOR + 1.550%, 02/01/44 (a)	26,565	26,549
1.810%, 6M LIBOR + 1.620%, 11/01/32 (a)	19,062	19,070
1.879%, 6M LIBOR + 1.585%, 03/01/36 (a)	48,950	50,704
1.884%, 12M LIBOR + 1.613%, 01/01/36 (a)	23,287	24,016
1.887%, 12M LIBOR + 1.637%, 05/01/33 (a)	6,228	6,232
1.895%, 12M LIBOR + 1.645%, 09/01/39 (a)	1,841	1,842
1.902%, 6M LIBOR + 1.777%, 06/01/28 (a)	960	964
1.905%, 12M LIBOR + 1.655%, 08/01/34 (a)	871	870
1.906%, 6M LIBOR + 1.669%, 03/01/37 (a)	2,230	2,317
1.908%, 12M LIBOR + 1.658%, 11/01/36 (a)	284	290
1.929%, 6M LIBOR + 1.663%, 04/01/36 (a)	15,072	15,676
1.948%, 12M LIBOR + 1.698%, 10/01/33 (a)	25,688	25,726
1.960%, 12M LIBOR + 1.585%, 02/01/36 (a)	9,930	9,975
1.967%, 6M LIBOR + 1.570%, 11/01/35 (a)	29,380	30,377
1.970%, 12M LIBOR + 1.720%, 08/01/35 (a)	23,988	24,056
1.971%, 12M LIBOR + 1.721%, 08/01/37 (a)	4,738	4,929
1.998%, 12M LIBOR + 1.625%, 03/01/33 (a)	20,591	20,570
2.000%, 12M LIBOR + 1.750%, 04/01/34 (a)	30,559	30,679
2.014%, 12M LIBOR + 1.764%, 10/01/36 (a)	1,452	1,508
2.014%, 12M LIBOR + 1.667%, 11/01/36 (a)	672,664	699,568
2.018%, 1Y H15 + 1.928%, 08/01/29 (a)	706	705
2.028%, 12M LIBOR + 1.778%, 12/01/35 (a)	108,647	108,599
2.030%, 12M LIBOR + 1.530%, 02/01/33 (a)	28,288	28,249
2.032%, 12M LIBOR + 1.690%, 11/01/35 (a)	5,694	5,711
2.038%, 6M LIBOR + 1.538%, 09/01/35 (a)	4,544	4,571
2.065%, 12M LIBOR + 1.844%, 09/01/37 (a)	682	690
2.088%, 1Y H15 + 2.010%, 06/01/25 (a)	14,778	14,777
2.123%, 1Y H15 + 1.998%, 10/01/32 (a)	9,681	9,678
2.135%, 1Y H15 + 1.877%, 02/01/25 (a)	17,174	17,165
2.149%, 1Y H15 + 2.149%, 08/01/33 (a)	39,119	39,184
2.150%, 12M LIBOR + 1.715%, 09/01/35 (a)	957,636	994,212
2.171%, 12M LIBOR + 1.905%, 11/01/35 (a)	282,311	295,494
2.175%, 1Y H15 + 2.089%, 07/01/33 (a)	15,413	15,412
2.185%, 12M LIBOR + 1.810%, 04/01/35 (a)	161,243	166,760
2.208%, 12M LIBOR + 1.833%, 08/01/32 (a)	31,453	31,474
2.215%, 12M LIBOR + 1.840%, 03/01/36 (a)	14,846	14,858
2.223%, 1Y H15 + 2.223%, 07/01/35 (a)	7,078	7,292
2.267%, 1Y H15 + 2.169%, 11/01/35 (a)	927,037	970,537
2.277%, 1Y H15 + 2.152%, 12/01/33 (a)	37,139	37,178

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
2.280%, 1Y H15 + 2.280%, 07/01/32 (a)	2,043	2,044
2.290%, 1Y H15 + 2.290%, 08/01/32 (a)	6,060	6,061
2.300%, 1Y H15 + 2.300%, 09/01/32 (a)	2,059	2,059
2.323%, 12M LIBOR + 1.815%, 03/01/36 (a)	9,339	9,340
2.327%, 1Y H15 + 2.229%, 03/01/38 (a)	6,415	6,439
2.331%, 1Y H15 + 2.226%, 04/01/27 (a)	397	397
2.346%, 1Y H15 + 2.235%, 09/01/36 (a)	316	317
2.355%, 1Y H15 + 2.105%, 07/01/25 (a)	80	80
2.366%, 1Y H15 + 2.221%, 09/01/33 (a)	2,248	2,251
2.375%, 6M LIBOR + 2.250%, 10/01/33 (a)	17,140	17,240
2.386%, 1Y H15 + 2.294%, 01/01/32 (a)	1,264	1,285
2.395%, 1Y H15 + 2.270%, 01/01/32 (a)	6,122	6,116
2.410%, 1Y H15 + 2.285%, 02/01/35 (a)	28,194	28,202
2.423%, 1Y H15 + 2.360%, 11/01/34 (a)	1,013,397	1,059,782
2.481%, 1Y H15 + 2.157%, 03/01/30 (a)	313	312
2.481%, 6M LIBOR + 2.106%, 09/01/33 (a)	20,128	20,158
2.513%, 1Y H15 + 2.422%, 09/01/33 (a)	624	625
2.525%, 6M LIBOR + 2.275%, 08/01/32 (a)	21,505	21,517
2.525%, 1Y H15 + 2.275%, 06/01/35 (a)	38,090	38,102
2.549%, 1Y H15 + 2.270%, 08/01/30 (a)	9,961	9,986
2.560%, 12M LIBOR + 1.810%, 04/01/40 (a)	674	673
2.566%, 1Y H15 + 2.419%, 04/01/36 (a)	1,758	1,763
2.621%, 1Y H15 + 2.536%, 07/01/28 (a)	1,418	1,420
2.663%, 1Y H15 + 2.163%, 07/01/33 (a)	19,168	19,183
2.671%, 1Y H15 + 2.270%, 01/01/29 (a)	7,231	7,225
Fannie Mae Connecticut Avenue Securities (CMO) 3.057%, 1M LIBOR + 2.600%, 05/25/24 (a)	1,919,672	1,922,068
3.357%, 1M LIBOR + 2.900%, 07/25/24 (a)	855,655	855,653
3.457%, 1M LIBOR + 3.000%, 07/25/24 (a)	1,995,431	2,005,424
4.457%, 1M LIBOR + 4.000%, 05/25/25 (a)	1,179,607	1,179,607
4.707%, 1M LIBOR + 4.250%, 04/25/29 (a)	762,262	795,648
4.757%, 1M LIBOR + 4.300%, 02/25/25 (a)	1,192,819	1,201,738
4.807%, 1M LIBOR + 4.350%, 05/25/29 (a)	2,037,159	2,122,567
4.907%, 1M LIBOR + 4.450%, 01/25/29 (a)	1,340,010	1,391,361
5.357%, 1M LIBOR + 4.900%, 11/25/24 (a)	1,611,114	1,658,697
5.457%, 1M LIBOR + 5.000%, 11/25/24 (a)	290,670	293,639
5.457%, 1M LIBOR + 5.000%, 07/25/25 (a)	1,057,576	1,074,913
5.707%, 1M LIBOR + 5.250%, 10/25/23 (a)	1,232,410	1,270,475
7.407%, 1M LIBOR + 6.950%, 08/25/28 (a)	1,445,433	1,534,699
Freddie Mac REMICS (CMO) 3.500%, 03/15/43	22,141	22,233
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO) 4.057%, 1M LIBOR + 3.600%, 04/25/24 (a)	698,661	702,374
4.207%, 1M LIBOR + 3.750%, 09/25/24 (a)	2,364,817	2,418,211
4.457%, 1M LIBOR + 4.000%, 08/25/24 (a)	78,042	79,213
4.557%, 1M LIBOR + 4.100%, 08/25/24 (a)	137,809	137,808
5.007%, 1M LIBOR + 4.550%, 10/25/24 (a)	1,198,591	1,220,098
5.107%, 1M LIBOR + 4.650%, 10/25/28 (a)	2,144,183	2,225,406
5.607%, 1M LIBOR + 5.150%, 11/25/28 (a)	1,557,026	1,643,781
6.007%, 1M LIBOR + 5.550%, 07/25/28 (a)	3,637,509	3,874,240
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (b)	21,631,000	21,008,264

		56,287,566

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—39.9%
U.S. Treasury Inflation Indexed Notes 0.625%, 01/15/26 (c)	8,635,243	$9,205,810
U.S. Treasury Notes
1.125%, 01/15/25 (d)	44,000,000	42,367,187
1.375%, 06/30/23	30,000,000	29,784,375
1.625%, 04/30/23	32,000,000	31,942,500
1.625%, 05/31/23	18,000,000	17,942,344
1.750%, 05/15/22	10,000,000	10,017,716
2.500%, 08/15/23	45,000,000	45,258,399
2.750%, 05/31/23	18,000,000	18,174,375
2.750%, 08/31/23	20,000,000	20,183,594
2.750%, 11/15/23 (d)	29,000,000	29,242,422
2.875%, 10/31/23	38,000,000	38,405,234
2.875%, 11/30/23 (d)	32,000,000	32,335,000
2.875%, 07/31/25	42,500,000	42,964,844

		367,823,800

Total U.S. Treasury & Government Agencies (Cost $442,931,686)		424,111,366

Corporate Bonds & Notes—24.0%

Aerospace/Defense—0.7%
Boeing Co. (The) 2.196%, 02/04/26	2,600,000	2,458,083
General Dynamics Corp. 3.250%, 04/01/25 (d)	3,300,000	3,335,402
TransDigm, Inc. 6.250%, 03/15/26 (144A)	900,000	923,976

		6,717,461

Agriculture—0.3%
Altria Group, Inc. 2.350%, 05/06/25 (d)	2,200,000	2,136,763
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	300,000	297,207

		2,433,970

Airlines—1.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26 (144A) (d)	1,500,000	1,511,250
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.500%, 10/20/25 (144A)	4,700,000	4,727,305
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd. 5.750%, 01/20/26 (144A)	800,000	800,456
International Consolidated Airlines Group S.A. 1.500%, 07/04/27 (EUR)	2,000,000	1,848,543
United Airlines Pass-Through Trust 4.875%, 01/15/26	172,800	170,544
United Airlines, Inc. 4.375%, 04/15/26 (144A)	100,000	98,368

		9,156,466

Banks—6.7%
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,155,000	2,160,441
3.384%, SOFR + 1.330%, 04/02/26 (a)	2,800,000	2,796,230
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,700,000	3,721,124
Bank of Nova Scotia (The)
2.951%, 03/11/27 (d)	2,300,000	2,257,627
BNP Paribas S.A. 2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	700,000	665,634
BPCE S.A. 2.375%, 01/14/25 (144A) (d)	3,000,000	2,889,926
Citigroup, Inc.
3.290%, SOFR + 1.528%, 03/17/26 (a)	1,900,000	1,893,589
4.600%, 03/09/26	4,000,000	4,147,722
Credit Suisse Group AG 4.550%, 04/17/26	4,000,000	4,069,102
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	2,008,913
Goldman Sachs Group, Inc. (The) 2.640%, SOFR + 1.114%, 02/24/28 (a)	2,000,000	1,912,254
3.750%, 02/25/26 (d)	2,000,000	2,031,543
4.250%, 10/21/25 (d)	3,000,000	3,072,731
HSBC Holdings plc 1.645%, SOFR + 1.538%, 04/18/26 (a) (d)	1,500,000	1,411,441
2.013%, SOFR + 1.732%, 09/22/28 (a) (d)	2,300,000	2,085,503
JPMorgan Chase & Co. 2.083%, SOFR + 1.850%, 04/22/26 (a)	5,400,000	5,211,030
3.875%, 09/10/24 (d)	2,500,000	2,553,649
Morgan Stanley 2.188%, SOFR + 1.990%, 04/28/26 (a) (d)	2,900,000	2,801,309
4.350%, 09/08/26	2,200,000	2,265,947
Shinhan Bank Co., Ltd. 1.375%, 10/21/26 (144A)	2,500,000	2,323,975
Societe Generale S.A. 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	1,500,000	1,351,605
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	1,300,000	1,171,796
Wells Fargo & Co. 2.188%, SOFR + 2.000%, 04/30/26 (a) (d)	2,500,000	2,411,608
4.100%, 06/03/26	3,000,000	3,075,338
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,232,685

		61,522,722

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.650%, 02/01/26 (d)	1,400,000	1,430,817
Coca-Cola Europacific Partners plc 1.500%, 01/15/27 (144A)	1,600,000	1,459,769

		2,890,586

Biotechnology—0.0%
Bio-Rad Laboratories, Inc. 3.300%, 03/15/27 (d)	300,000	295,170

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.5%
Braskem Netherlands Finance B.V. 4.500%, 01/31/30 (144A)	2,300,000	$2,225,917
SASOL Financing USA LLC 6.500%, 09/27/28	2,300,000	2,334,960

		4,560,877

Commercial Services—0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/27 (144A) (EUR)	400,000	414,897
Grand Canyon University 4.125%, 10/01/24 (d)	600,000	592,500

		1,007,397

Cosmetics/Personal Care—0.4%
Avon Products, Inc. 6.500%, 03/15/23 (d)	1,900,000	1,916,758
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/27 (144A)	1,400,000	1,399,982
Oriflame Investment Holding plc 5.125%, 05/04/26 (144A) (d)	700,000	560,000

		3,876,740

Diversified Financial Services—0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000%, 10/29/28 (d)	1,000,000	922,187

Electric—2.1%
Berkshire Hathaway Energy Co. 4.050%, 04/15/25 (d)	1,700,000	1,752,360
Comision Federal de Electricidad 4.750%, 02/23/27 (144A)	2,300,000	2,351,750
Dominion Energy, Inc. 1.450%, 04/15/26 (d)	2,000,000	1,859,587
Exelon Corp. 3.400%, 04/15/26 (d)	2,000,000	2,006,806
4.050%, 04/15/30 (d)	2,400,000	2,477,364
InterGen NV 7.000%, 06/30/23 (144A)	1,500,000	1,466,250
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	2,500,000	2,394,850
3.875%, 07/19/23 (144A)	1,300,000	1,318,382
Southern Co. (The) 3.250%, 07/01/26 (d)	3,000,000	3,000,282
Talen Energy Supply LLC 10.500%, 01/15/26 (144A)	900,000	223,524

		18,851,155

Electronics—0.1%
Flex, Ltd. 3.750%, 02/01/26 (d)	1,300,000	1,299,841

Entertainment—0.1%
Magallanes, Inc. 3.428%, 03/15/24 (144A) (d)	900,000	904,934

Food—0.1%
Cencosud S.A. 4.375%, 07/17/27 (144A)	1,000,000	1,016,250

Healthcare-Services—0.6%
Anthem, Inc. 1.500%, 03/15/26 (d)	3,000,000	2,826,072
Centene Corp. 3.375%, 02/15/30	1,000,000	940,935
Quest Diagnostics, Inc. 3.450%, 06/01/26 (d)	2,100,000	2,118,544

		5,885,551

Insurance—0.3%
Protective Life Global Funding 3.218%, 03/28/25 (144A)	1,500,000	1,497,475
Radian Group, Inc. 6.625%, 03/15/25 (d)	500,000	525,955
Willis North America, Inc. 2.950%, 09/15/29	400,000	375,630

		2,399,060

Internet—1.4%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24 (d)	4,000,000	4,016,013
Amazon.com, Inc. 2.400%, 02/22/23 (d)	1,700,000	1,710,842
Baidu, Inc. 4.375%, 05/14/24	200,000	203,556
Netflix, Inc. 3.625%, 06/15/25 (144A) (d)	800,000	804,328
4.375%, 11/15/26 (d)	700,000	727,954
5.750%, 03/01/24 (d)	1,200,000	1,259,934
Tencent Holdings, Ltd. 1.810%, 01/26/26 (144A) (d)	900,000	833,466
2.985%, 01/19/23 (144A)	3,300,000	3,298,118

		12,854,211

Leisure Time—0.4%
NCL Corp., Ltd. 5.875%, 03/15/26 (144A) (d)	2,000,000	1,900,320
Royal Caribbean Cruises, Ltd. 5.500%, 08/31/26 (144A) (d)	2,085,000	2,026,203

		3,926,523

Lodging—0.6%
Genting New York LLC / GENNY Capital, Inc. 3.300%, 02/15/26 (144A) (d)	900,000	851,253
Melco Resorts Finance, Ltd. 4.875%, 06/06/25 (144A)	1,000,000	916,250
Sands China, Ltd. 2.550%, 03/08/27 (144A)	1,200,000	1,042,200
Studio City Finance, Ltd. 6.000%, 07/15/25 (144A) (d)	2,000,000	1,830,000

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Wynn Macau, Ltd. 5.625%, 08/26/28 (144A)	1,200,000	$1,042,512

		5,682,215

Machinery-Construction & Mining—0.1%
Manitowoc Co., Inc. (The) 9.000%, 04/01/26 (144A)	700,000	729,883

Media—1.4%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A) (d)	800,000	799,660
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	3,000,000	3,111,034
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	1,000,000	387,500
DISH DBS Corp. 5.250%, 12/01/26 (144A) (d)	1,300,000	1,238,250
Fox Corp. 3.050%, 04/07/25 (d)	1,700,000	1,699,115
Sirius XM Radio, Inc. 3.125%, 09/01/26 (144A) (d)	400,000	378,189
TWDC Enterprises 18 Corp. 3.150%, 09/17/25	3,000,000	3,013,039
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (d)	900,000	900,756
Walt Disney Co. (The) 1.750%, 01/13/26 (d)	1,300,000	1,245,187

		12,772,730

Mining—0.0%
Novelis Corp. 3.250%, 11/15/26 (144A) (d)	300,000	286,584

Miscellaneous Manufacturing—0.0%
Anagram International, Inc. / Anagram Holdings LLC 10.000%, 08/15/26 PIK, (144A) (e)	117,043	121,725

Multi-National—0.2%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,308,866

Oil & Gas—2.1%
BP Capital Markets America, Inc.
3.410%, 02/11/26 (d)	2,000,000	2,022,276
3.796%, 09/21/25 (d)	3,200,000	3,297,015
Continental Resources, Inc. 4.375%, 01/15/28	2,500,000	2,534,500
Ecopetrol S.A. 5.375%, 06/26/26	2,300,000	2,327,462
Equinor ASA 1.750%, 01/22/26 (d)	1,300,000	1,244,794
2.875%, 04/06/25 (d)	4,700,000	4,700,442
Harbour Energy plc 5.500%, 10/15/26 (144A)	500,000	493,750

Oil & Gas—(Continued)
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	813,070
Mesquite Energy, Inc. 7.750%, 06/15/21	1,200,000	12,000
Occidental Petroleum Corp. 8.500%, 07/15/27	800,000	946,975
Petroleos Mexicanos 6.875%, 10/16/25	350,000	366,940
Valero Energy Corp. 2.850%, 04/15/25 (d)	734,000	725,217

		19,484,441

Oil & Gas Services—0.0%
Weatherford International, Ltd. 11.000%, 12/01/24 (144A)	27,000	27,945

Packaging & Containers—0.3%
BWAY Holding Co. 7.250%, 04/15/25 (144A) (d)	2,300,000	2,279,553
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A) (d)	300,000	298,500
5.875%, 08/15/23 (144A) (d)	465,000	475,060

		3,053,113

Pharmaceuticals—0.8%
AstraZeneca plc 0.700%, 04/08/26 (d)	200,000	182,761
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A) (d)	3,000,000	3,030,929
Cigna Corp. 1.250%, 03/15/26 (d)	4,000,000	3,734,970
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 05/09/27 (d)	800,000	767,960

		7,716,620

Pipelines—1.5%
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	2,500,000	2,638,582
Energy Transfer L.P. 4.050%, 03/15/25	1,800,000	1,825,515
4.200%, 09/15/23 (d)	1,000,000	1,013,176
EnLink Midstream Partners L.P. 4.850%, 07/15/26 (d)	2,400,000	2,400,000
MPLX L.P. 4.875%, 12/01/24 (d)	2,500,000	2,589,154
Sabine Pass Liquefaction LLC 5.625%, 03/01/25	1,700,000	1,797,407
5.750%, 05/15/24	1,000,000	1,046,638
Williams Cos., Inc. (The) 4.000%, 09/15/25 (d)	500,000	508,722

		13,819,194

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—0.2%
Country Garden Holdings Co., Ltd. 7.250%, 04/08/26	1,500,000	$1,155,000
Vivion Investments Sarl 3.000%, 08/08/24 (EUR)	200,000	212,400

		1,367,400

Real Estate Investment Trusts—0.3%
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27 (d)	2,500,000	2,542,188

Retail—0.0%
KSouth Africa, Ltd.
3.000%, 12/31/22 PIK, † (144A) (e) (f) (g)	701,661	0
25.000%, 12/31/22 PIK, † (144A) (e) (f) (g)	278,863	0
Party City Holdings, Inc. 5.750%, 6M LIBOR + 5.000%, 07/15/25 (144A) (a) (d)	195,885	176,823

		176,823

Semiconductors—0.3%
SK Hynix, Inc. 1.500%, 01/19/26 (144A)	3,400,000	3,145,236

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27 (d)	1,000,000	944,438

Telecommunications—0.8%
AT&T, Inc.
2.300%, 06/01/27 (d)	400,000	381,109
4.125%, 02/17/26 (d)	700,000	727,377
CommScope Technologies LLC 6.000%, 06/15/25 (144A) (d)	900,000	852,399
Iliad Holding SASU 6.500%, 10/15/26 (144A) (d)	700,000	701,890
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	225,000	229,724
Verizon Communications, Inc. 1.450%, 03/20/26 (d)	4,300,000	4,042,611

		6,935,110

Trucking & Leasing—0.1%
DAE Funding LLC 1.550%, 08/01/24 (144A)	600,000	566,702

Total Corporate Bonds & Notes (Cost $227,935,061)		221,202,314

Asset-Backed Securities—10.4%

Asset-Backed - Credit Card—0.2%
Capital One Multi-Asset Execution Trust 2.290%, 07/15/25	1,970,000	1,978,177

Asset-Backed - Other—10.2%
Adagio CLO VIII DAC 1.650%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (a)	400,000	433,017
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,206,544	2,190,017
Ares Euro CLO B.V. 0.920%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (a)	3,200,000	3,502,372
1.600%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (a)	500,000	541,499
Armada Euro CLO IV DAC 1.700%, 3M EURIBOR + 1.700%, 07/15/33 (144A) (EUR) (a)	500,000	541,124
Atrium XIII 2.059%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	992,216
Bain Capital Credit CLO 1.409%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	995,323
BCC Middle Market CLO LLC 2.404%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	1,600,000	1,579,573
Blackrock European CLO IX DAC 0.900%, 3M EURIBOR + 0.900%, 12/15/32 (144A) (EUR) (a)	2,600,000	2,849,379
1.550%, 3M EURIBOR + 1.550%, 12/15/32 (144A) (EUR) (a)	800,000	870,051
BlueMountain CLO XXXIV, Ltd.
Zero Coupon, SOFR + 2.400%,, 04/20/35 (144A) (a)	2,590,000	2,590,000
BlueMountain CLO, Ltd. 1.616%, 3M LIBOR + 1.110%, 08/15/31 (144A) (a)	2,467,643	2,462,269
BlueMountain Fuji EUR CLO 1.550%, 3M EURIBOR + 1.550%, 01/15/33 (144A) (EUR) (a)	1,400,000	1,519,909
BlueMountain Fuji U.S. CLO, Ltd. 1.941%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	1,977,284
Carlyle Global Market Strategies CLO, Ltd.
Zero Coupon, SOFR + 2.150%,, 04/15/35 (144A) (a)	3,420,000	3,408,960
2.841%, 3M LIBOR + 2.600%, 04/17/31 (144A) (a)	292,000	271,589
Carlyle GMS Finance MM CLO LLC 2.441%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	985,243
Carlyle U.S. CLO, Ltd. 2.054%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	990,820
Cent CLO 21, Ltd. 3.468%, 3M LIBOR + 3.200%, 07/27/30 (144A) (a)	275,000	268,106
CF Hippolyta LLC 1.690%, 07/15/60 (144A)	1,169,039	1,104,684
Cook Park CLO Ltd. 1.361%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,486,323
Countrywide Asset-Backed Certificates 1.207%, 1M LIBOR + 0.750%, 03/25/34 (a)	33,109	32,697
Dryden 44 Euro CLO B.V. 0.880%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	7,166,000	7,790,575
Dryden 45 Senior Loan Fund 1.641%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	2,961,390
Dryden Senior Loan Fund
Zero Coupon, SOFR + 2.350%,, 04/20/35 (144A) (a)	2,640,000	2,631,470

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed—Other—(Continued)
FirstKey Homes Trust 1.266%, 10/19/37 (144A)	1,425,031	$1,323,911
Halcyon Loan Advisors Funding, Ltd. 2.054%, 3M LIBOR + 1.800%, 07/21/31 (144A) (a)	1,500,000	1,489,319
Holland Park CLO DAC 0.920%, 3M EURIBOR + 0.920%, 11/14/32 (144A) (EUR) (a)	9,900,000	10,813,715
Home Partners of America Trust 2.649%, 01/17/41 (144A)	525,546	500,130
LCM, Ltd. 2.054%, 3M LIBOR + 1.800%, 01/20/31 (144A) (a)	1,000,000	957,810
Long Point Park CLO, Ltd. 1.941%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	972,348
Madison Park Euro Funding VIII DAC 1.700%, 3M EURIBOR + 1.700%, 04/15/32 (144A) (EUR) (a)	900,000	977,491
Madison Park Funding, Ltd. 1.959%, 3M LIBOR + 1.700%, 10/22/30 (144A) (a)	1,000,000	992,735
Neuberger Berman CLO, Ltd. 1.655%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,688,991
New Economy Assets Phase 1 Sponsor LLC 1.910%, 10/20/61 (144A)	5,010,000	4,671,848
Octagon Investment Partners, Ltd. 1.354%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	594,787
1.709%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	1,989,956
2.941%, 3M LIBOR + 2.700%, 04/16/31 (144A) (a)	400,000	378,495
OHA Credit Partners VII, Ltd. 1.550%, 3M LIBOR + 1.070%, 02/20/34 (144A) (a)	6,398,000	6,322,081
RAAC Trust 1.157%, 1M LIBOR + 0.700%, 03/25/34 (a)	80,086	80,641
RR 14, Ltd. 1.361%, 3M LIBOR + 1.120%, 04/15/36 (144A) (a)	8,382,000	8,338,204
Sculptor CLO XXV, Ltd. 1.511%, 3M LIBOR + 1.270%, 01/15/31 (144A) (a)	3,839,000	3,829,525
Voya CLO, Ltd. 1.641%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,443,395
3.491%, 3M LIBOR + 3.250%, 10/18/31 (144A) (a)	849,057	814,311

		94,155,583

Total Asset-Backed Securities (Cost $97,973,631)		96,133,760

Floating Rate Loans (h)—6.5%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 3.799%, 3M LIBOR + 3.500%, 08/21/26	294,710	290,234

Aerospace/Defense—0.2%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan B, 4.500%, 6M LIBOR + 3.500%, 01/18/27	296,155	293,009
Cobham Ultra U.S. Co-Borrower LLC
Term Loan B, 11/16/28 (i)	132,300	131,060
Dynasty Acquisition Co., Inc.
Term Loan B1, 4.506%, 3M LIBOR + 3.500%, 04/06/26	607,922	599,563
Term Loan B2, 4.506%, 3M LIBOR + 3.500%, 04/06/26	326,840	322,346

Aerospace/Defense—(Continued)
Vertex Aerospace Services Corp. 1st Lien Term Loan, 4.750%, 1M LIBOR + 4.000%, 12/06/28	113,475	113,262

		1,459,240

Airlines—0.6%
AAdvantage Loyalty IP, Ltd.
Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/20/28	168,286	170,750
Air Canada
Term Loan B, 4.250%, 3M LIBOR + 3.500%, 08/11/28	2,630,233	2,605,903
Allegiant Travel Co.
Term Loan, 3.469%, 3M LIBOR + 3.000%, 02/05/24	620,867	614,659
Kestrel Bidco, Inc.
Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	1,289,449	1,245,124
SkyMiles IP, Ltd.
Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	157,270	162,823
United Airlines, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 04/21/28	745,915	738,456

		5,537,715

Apparel—0.0%
Champ Acquisition Corp.
Term Loan, 6.506%, 6M LIBOR + 5.500%, 12/19/25	281,438	278,548

Auto Manufacturers—0.1%
American Trailer World Corp.
Term Loan B, 4.500%, TSFR + 3.750%, 03/03/28	724,166	699,423

Auto Parts & Equipment—0.1%
Adient U.S. LLC
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 04/10/28	535,950	528,804
Clarios Global L.P.
USD Term Loan B, 3.707%, 1M LIBOR + 3.250%, 04/30/26	220,305	217,964
DexKo Global, Inc.
Term Loan, 4.717%, 3M LIBOR + 3.750%, 10/04/28	9,433	9,260
Term Loan B, 4.717%, 3M LIBOR + 3.750%, 10/04/28	49,523	48,615
First Brands Group LLC
Term Loan, 6.000%, 3M LIBOR + 5.000%, 03/30/27	321,851	320,483
Truck Hero, Inc.
Term Loan B, 4.000%, 1M LIBOR + 3.250%, 01/31/28	77,734	75,524

		1,200,650

Beverages—0.1%
City Brewing Co. LLC
Term Loan, 4.250%, 3M LIBOR + 3.500%, 04/05/28	110,556	101,711
Triton Water Holdings, Inc.
Term Loan, 4.506%, 3M LIBOR + 3.500%, 03/31/28	959,483	938,194

		1,039,905

Building Materials—0.0%
Quikrete Holdings, Inc.
Term Loan B1, 06/11/28 (i)	150,000	147,552

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.4%
ASP Unifrax Holdings Inc
Term Loan B, 12/12/25 (i)	660,000	$640,200
CPC Acquisition Corp.
Term Loan, 4.756%, 3M LIBOR + 3.750%, 12/29/27	281,872	276,234
Cyanco Intermediate Corp.
Term Loan B, 3.957%, 1M LIBOR + 3.500%, 03/16/25	550,916	541,734
Hexion Holdings Corp.
USD Term Loan, 5.000%, TSFR + 4.500%, 03/15/29	296,030	290,294
Illuminate Buyer LLC
Term Loan, 3.957%, 1M LIBOR + 3.500%, 06/30/27	226,497	219,042
INEOS Styrolution U.S. Holding LLC
USD Term Loan B, 3.250%, 1M LIBOR + 2.750%, 01/29/26	553,315	543,747
LSF11 A5 Holdco LLC
Term Loan, 4.000%, TSFR + 3.500%, 10/15/28	26,703	26,347
PMHC II, Inc.
Term Loan B, 02/01/29 (i)	184,191	175,949
SCIH Salt Holdings, Inc.
Incremental Term Loan B, 4.750%, 6M LIBOR + 4.000%, 03/16/27	543,659	535,912
Sparta U.S. HoldCo LLC
Term Loan, 4.250%, 1M LIBOR + 3.500%, 08/02/28	128,653	128,171

		3,377,630

Commercial Services—0.3%
Allied Universal Holdco LLC
USD Incremental Term Loan B, 4.250%, 1M LIBOR + 3.750%, 05/12/28	268,825	265,352
Amentum Government Services Holdings LLC
Term Loan, 4.777%, TSFR + 4.000%, 02/15/29	323,609	321,856
APX Group, Inc.
Term Loan B, 6.000%, 1M LIBOR + 3.500%, 07/10/28	82,624	81,677
Avis Budget Car Rental LLC
Term Loan B, 2.210%, 1M LIBOR + 1.750%, 08/06/27	751,076	731,595
CCRR Parent, Inc
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 03/06/28	49,040	49,270
CHG Healthcare Services, Inc.
Term Loan, 5.000%, 3M LIBOR + 3.500%, 09/29/28	57,730	57,321
KUEHG Corp.
Incremental Term Loan, 4.756%, 3M LIBOR + 3.750%, 02/21/25	592,308	585,274
MPH Acquisition Holdings LLC
Term Loan B, 4.758%, 3M LIBOR + 4.250%, 09/01/28	172,438	167,966
PECF USS Intermediate Holding III Corp.
Term Loan B, 4.750%, 1M LIBOR + 4.250%, 12/15/28	65,955	65,437
Pre-Paid Legal Services, Inc.
Term Loan, 4.250%, 3M LIBOR + 3.750%, 12/15/28	139,642	138,143
Rent-A-Center, Inc. 1st Lien Term Loan B, 3.813%, 3M LIBOR + 3.250%, 02/17/28	346	339
Revint Intermediate II, LLC
Term Loan B, 4.750%, 1M LIBOR + 4.250%, 10/15/27	58,020	57,894
Verscend Holding Corp.
Term Loan B, 4.457%, 1M LIBOR + 4.000%, 08/27/25	236,009	235,714

		2,757,838

Computers—0.2%
Magenta Buyer LLC 1st Lien Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/27/28	460,690	457,378
McAfee LLC
USD Term Loan B, 4.500%, TSFR + 4.000%, 03/01/29	182,940	181,751
Peraton Holding Corp.
Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/01/28	323,519	321,324
Vision Solutions, Inc.
Incremental Term Loan, 4.750%, 3M LIBOR + 4.000%, 04/24/28	574,035	568,116

		1,528,569

Cosmetics/Personal Care—0.1%
Conair Holdings LLC
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 05/17/28	45,731	45,079
Coty, Inc.
Term Loan B, 2.560%, 1M LIBOR + 2.250%, 04/07/25	583,335	570,502

		615,581

Diversified Financial Services—0.2%
AqGen Island Holdings, Inc.
Term Loan B, 4.563%, 3M LIBOR + 3.500%, 08/02/28	248,552	247,154
Astra Acquisition Corp. 1st Lien Term Loan, 5.750%, 1M LIBOR + 5.250%, 10/25/28	217,092	212,479
Citadel Securities L.P.
Term Loan B, 2.957%, 1M LIBOR + 2.500%, 02/02/28	386,100	384,480
Edelman Financial Center LLC
Term Loan B, 4.250%, 1M LIBOR + 3.500%, 04/07/28	694,750	688,019
Forefront Management Holdings, LLC
Delayed Draw Term Loan, 03/23/29 (i)	13,204	13,114
Term Loan B, 03/23/29 (i)	70,643	70,157
Jane Street Group LLC
Term Loan, 3.207%, 1M LIBOR + 2.750%, 01/26/28	187,700	185,682
Russell Investments Group LLC
Term Loan, 5.000%, 6M LIBOR + 3.500%, 05/30/25	400,000	395,792

		2,196,877

Electric—0.0%
Astoria Energy LLC
Term Loan B, 4.506%, 3M LIBOR + 3.500%, 12/10/27	23,145	22,914

Engineering & Construction—0.0%
USIC Holdings, Inc.
Term Loan, 4.250%, 1M LIBOR + 3.500%, 05/12/28	175,102	173,788

Entertainment—0.2%
Motion Finco Sarl
Delayed Draw Term Loan B2, 4.256%, 3M LIBOR + 3.250%, 11/12/26	123,840	121,957
Term Loan B1, 4.256%, 3M LIBOR + 3.250%, 11/12/26	868,678	855,467
Raptor Acquisition Corp.
Term Loan, 4.934%, 3M LIBOR + 4.000%, 11/01/26	151,654	151,047
Scientific Games Holdings L.P.
USD Term Loan B, 04/04/29 (i)	272,160	270,006

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Twin River Worldwide Holdings, Inc.
Term Loan B, 3.750%, 6M LIBOR + 3.250%, 10/02/28	536,836	$534,319
William Morris Endeavor Entertainment LLC 1st Lien Term Loan, 2.960%, 1M LIBOR + 2.750%, 05/18/25	375,721	369,772

		2,302,568

Environmental Control—0.0%
Madison IAQ LLC
Term Loan, 4.524%, 6M LIBOR + 3.250%, 06/21/28	120,003	118,466

Food—0.0%
Primary Products Finance LLC
Term Loan, 10/25/28 (i)	169,132	168,145

Healthcare-Products—0.0%
Medline Borrower L.P.
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 10/23/28	130,033	128,813

Healthcare-Services—0.3%
ADMI Corp.
Incremental Term Loan B3, 4.000%, 1M LIBOR + 3.500%, 12/23/27	105,050	103,986
Term Loan B2, 3.875%, 1M LIBOR + 3.375%, 12/23/27	81,098	79,840
Aveanna Healthcare LLC
Delayed Draw Term Loan, 07/17/28 (i)	31,416	30,635
Term Loan B, 4.250%, 3M LIBOR + 3.750%, 07/17/28	134,412	131,073
eResearchTechnology, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 4.500%, 02/04/27	496,278	494,883
Global Medical Response, Inc.
Term Loan B2, 5.250%, 6M LIBOR + 4.250%, 03/14/25	103,048	102,575
Heartland Dental LLC
Incremental Term Loan, 4.447%, 1M LIBOR + 4.000%, 04/30/25	76,596	76,189
Icon Luxembourg Sarl
Term Loan, 3.256%, 3M LIBOR + 2.250%, 07/03/28	117,366	116,853
MedAssets Software Intermediate Holdings, Inc.
Term Loan, 4.500%, 3M LIBOR + 4.000%, 12/18/28	110,969	109,790
Parexel International Corp. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.500%, 11/15/28	63,742	63,339
Phoenix Guarantor, Inc.
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 03/05/26	346,548	342,897
Term Loan B, 3.947%, 1M LIBOR + 3.500%, 03/05/26	197,505	195,424
Pluto Acquisition I, Inc. 1st Lien Term Loan, 4.508%, 3M LIBOR + 4.000%, 06/22/26	121,558	120,038
Radiology Partners, Inc. 1st Lien Term Loan B, 4.718%, 1M LIBOR + 4.250%, 07/09/25	139,115	137,550
U.S. Anesthesia Partners, Inc.
Term Loan, 4.750%, 6M LIBOR + 4.250%, 10/01/28	100,474	99,940
U.S. Radiology Specialists, Inc.
Term Loan, 6.313%, 3M LIBOR + 5.250%, 12/15/27	134,636	134,300

Healthcare-Services—(Continued)
U.S. Renal Care, Inc.
Term Loan B, 5.457%, 1M LIBOR + 5.000%, 06/26/26	294,975	272,372

		2,611,684

Home Builders—0.2%
Thor Industries, Inc.
USD Term Loan, 3.500%, 1M LIBOR + 3.000%, 02/01/26	1,582,205	1,579,238

Home Furnishings—0.0%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 4.250%, TSFR + 3.750%, 07/31/28	234,358	232,503
Delayed Draw Term loan, 07/31/28 (i)	32,174	31,882
Term Loan B, 07/31/28 (i)	141,564	140,237

		404,622

Household Products/Wares—0.0%
Illuminate Merger Sub Corp.
Term Loan, 4.506%, 3M LIBOR + 3.500%, 07/21/28	54,469	52,796

Housewares—0.0%
Petmate
Incremental Term Loan B, 6.506%, 1M LIBOR + 5.500%, 09/15/28	124,054	121,496

Insurance—0.4%
Acrisure LLC 1st Lien Term Loan B, 4.750%, 1M LIBOR + 4.250%, 02/15/27	152,623	152,242
Term Loan B, 4.250%, 3M LIBOR + 3.750%, 02/15/27	162,228	161,417
Alliant Holdings Intermediate LLC
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 05/09/25	480,085	475,344
Term Loan B4, 4.000%, 1M LIBOR + 3.500%, 11/06/27	181,479	180,556
AssuredPartners, Inc.
Term Loan, 02/12/27 (i)	150,000	148,500
Term Loan B, 3.957%, 1M LIBOR + 3.500%, 02/12/27	695,553	688,271
Term Loan B, 4.000%, 1M LIBOR + 3.500%, 02/12/27	129,177	128,127
Asurion LLC 2nd Lien Term Loan B3, 5.707%, 1M LIBOR + 5.250%, 01/31/28	9,569	9,398
Second Lien Term Loan B4, 5.707%, 1M LIBOR + 5.250%, 01/20/29	544,707	533,813
Term Loan B6, 3.582%, 1M LIBOR + 3.125%, 11/03/23	223,810	222,775
Term Loan B8, 3.707%, 1M LIBOR + 3.250%, 12/23/26	163,010	159,706
Term Loan B9, 3.707%, 1M LIBOR + 3.250%, 07/31/27	209,466	205,495
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 12/31/25	227,066	225,120

		3,290,764

Internet—0.1%
Arches Buyer, Inc.
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 12/06/27	102,487	100,974
Barracuda Networks, Inc. 1st Lien Term Loan, 4.733%, 3M LIBOR + 3.750%, 02/12/25	210,143	209,565

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
CNT Holdings I Corp.
Term Loan, 4.250%, 3M LIBOR + 3.500%, 11/08/27	32,029	$31,897
Hunter Holdco 3 Ltd.
Term Loan B, 5.256%, 3M LIBOR + 4.250%, 08/19/28	298,454	297,708
MH Sub I LLC
Incremental Term Loan, 4.750%, 1M LIBOR + 3.750%, 09/13/24	196,172	194,619
The Knot Worldwide Inc.
Term Loan, 4.581%, TSFR + 4.500%, 12/19/25	64,395	64,314

		899,077

Leisure Time—0.1%
Varsity Brands, Inc.
Term Loan B, 4.500%, 1M LIBOR + 3.500%, 12/15/24	870,579	836,119

Lodging—0.2%
Caesars Resort Collection LLC 1st Lien Term Loan B, 3.207%, 1M LIBOR + 2.750%, 12/23/24	468,879	467,121
Term Loan B1, 3.957%, 1M LIBOR + 3.500%, 07/21/25	577,076	574,672
Fertitta Entertainment LLC
Term Loan B, 4.500%, TSFR + 4.000%, 01/27/29	79,035	78,698
Hilton Grand Vacations Borrower LLC
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 08/02/28	491,530	489,303

		1,609,794

Machinery-Diversified—0.1%
ASP Blade Holdings, Inc.
Initial Term Loan, 4.500%, 1M LIBOR + 4.000%, 10/13/28	238,216	235,611
Vertical U.S. Newco, Inc.
Term Loan B, 4.000%, 6M LIBOR + 3.500%, 07/30/27	381,774	379,006

		614,617

Media—0.5%
Banijay Entertainment S.A.S
USD Term Loan, 3.991%, 1M LIBOR + 3.750%, 03/01/25	537,339	531,966
Cengage Learning, Inc.
Term Loan B, 5.750%, 3M LIBOR + 4.750%, 07/14/26	897,276	891,948
CSC Holdings LLC
Term Loan B1, 2.647%, 1M LIBOR + 2.250%, 07/17/25	1,196,859	1,180,402
Diamond Sports Group LLC 2nd Lien Term Loan, 3.445%, TSFR + 3.250%, 08/24/26	702,681	245,206
First Priority Term Loan, 9.000%, TSFR + 8.000%, 05/26/26	427,547	434,962
Gray Television, Inc.
Term Loan D, 12/01/28 (i)	300,000	298,906
McGraw-Hill Global Education Holdings LLC
Term Loan, 5.554%, 3M LIBOR + 4.750%, 07/28/28	475,729	472,012
Radiate Holdco, LLC
Term Loan B, 4.000%, 1M LIBOR + 3.250%, 09/25/26	297,750	295,623
Univision Communications, Inc.
Term Loan B, 4.000%, 1M LIBOR + 3.250%, 03/15/26	422,810	421,383

		4,772,408

Metal Fabricate/Hardware—0.1%
Tiger Acquisition LLC
Term Loan, 3.758%, 3M LIBOR + 3.250%, 06/01/28	614,413	590,681

Mining—0.0%
U.S. Silica Co.
Term Loan B, 5.000%, 1M LIBOR + 4.000%, 05/01/25	246,733	243,076

Office/Business Equipment—0.0%
Pitney Bowes Inc.
Term Loan B, 4.460%, 1M LIBOR + 4.000%, 03/17/28	446,422	439,726

Oil & Gas—0.0%
QuarterNorth Energy Holding, Inc. 2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.000%, 08/27/26	360,484	362,286

Oil & Gas Services—0.1%
Onsite Rental Group Pty, Ltd.
Term Loan, 6.100%, 10/26/23 (f) (g)	882,507	676,000

Packaging & Containers—0.1%
BWAY Holding Co.
Term Loan B, 04/03/24 (i)	600,000	592,875
Charter NEX U.S., Inc.
Term Loan, 4.500%, 1M LIBOR + 3.750%, 12/01/27	47,970	47,706
Klockner-Pentaplast of America, Inc.
Term Loan B, 5.554%, 6M LIBOR + 4.750%, 02/12/26	514,448	470,720

		1,111,301

Pharmaceuticals—0.3%
Bausch Health Companies, Inc.
Term Loan B, 01/27/27 (i)	305,824	303,394
Term Loan B, 3.457%, 1M LIBOR + 3.000%, 06/02/25	124,152	123,337
Gainwell Acquisition Corp.
Term Loan B, 5.006%, 3M LIBOR + 4.000%, 10/01/27	248,487	247,555
Jazz Financing Lux S.a.r.l.
Term Loan, 4.000%, 1M LIBOR + 3.500%, 05/05/28	653,337	651,931
Organon & Co.
USD Term Loan, 3.563%, 3M LIBOR + 3.000%, 06/02/28	391,758	390,105
Owens & Minor, Inc.
Term Loan B, 03/29/29 (i)	87,278	87,169
Pathway Vet Alliance LLC
Term Loan, 4.207%, 1M LIBOR + 3.750%, 03/31/27	773,676	767,390
PetVet Care Centers LLC
Term Loan B3, 4.250%, 1M LIBOR + 3.500%, 02/14/25	55,069	54,805

		2,625,686

Pipelines—0.0%
Lucid Energy Group II Borrower, LLC
Term Loan, 5.000%, 1M LIBOR + 4.250%, 11/24/28	124,704	123,834

Real Estate—0.0%
Cushman & Wakefield U.S. Borrower LLC
Term Loan B, 3.207%, 1M LIBOR + 2.750%, 08/21/25	304,615	301,045

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Retail—0.3%
Evergreen Acqco 1 L.P.
USD Term Loan, 6.483%, 3M LIBOR + 5.500%, 04/26/28	364,347	$362,297
Flynn Restaurant Group L.P.
Term Loan B, 4.695%, 1M LIBOR + 4.250%, 12/01/28	124,685	123,438
General Nutrition Centers, Inc. 2nd Lien Term Loan, 6.234%, 1M LIBOR + 6.000%, 10/07/26	219,262	206,380
Great Outdoors Group LLC
Term Loan B1, 4.500%, 1M LIBOR + 3.750%, 03/06/28	418,122	417,142
Highline Aftermarket Acquisition LLC
Term Loan B, 5.506%, 3M LIBOR + 4.500%, 11/09/27	251,198	240,208
IRB Holding Corp.
Term Loan B, 3.750%, TSFR + 3.000%, 12/15/27	58,852	58,300
Medical Solutions Holdings, Inc. 1st Lien Term Loan, 4.506%, 3M LIBOR + 3.500%, 11/01/28	80,025	79,500
Delayed Draw Term Loan, 11/01/28 (j)	15,243	15,143
Michaels Companies, Inc.
Term Loan B, 5.256%, 3M LIBOR + 4.250%, 04/15/28	228,275	214,008
PetSmart, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/11/28	95,213	94,927
Restoration Hardware, Inc.
Term Loan B, 3.000%, 1M LIBOR + 2.500%, 10/20/28	182,485	179,634
Staples, Inc.
Term Loan, 5.317%, 3M LIBOR + 5.000%, 04/16/26	561,239	531,493
Tory Burch LLC
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 04/16/28	125,368	122,287
Whatabrands LLC
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 08/03/28	107,720	106,562
WOOF Holdings, Inc. 1st Lien Term Loan, 4.678%, 3M LIBOR + 3.750%, 12/21/27	53,908	53,571

		2,804,890

Software—0.7%
Alloy Finco, Ltd.
Holdco PIK Term Loan, 13.500%, 03/06/25 (e)	349,802	358,400
Aptean, Inc.
Term Loan, 4.707%, 1M LIBOR + 4.250%, 04/23/26	327,165	323,212
Aspect Software, Inc.
Term Loan, 6.000%, 3M LIBOR + 5.250%, 05/08/28	600,166	584,411
Athenahealth, Inc.
Delayed Draw Term Loan, 02/15/29 (j)	70,308	69,715
Term Loan B, 4.000%, TSFR + 3.500%, 02/15/29	414,819	411,319
Cloudera, Inc.
Second Lien Term Loan, 6.500%, 1M LIBOR + 6.000%, 10/08/29	51,033	50,395
Term Loan, 4.250%, 1M LIBOR + 3.750%, 10/08/28	119,758	118,710
Cornerstone OnDemand, Inc.
Term Loan, 4.250%, 3M LIBOR + 3.750%, 10/16/28	221,502	219,564
DCert Buyer, Inc.
Term Loan B, 4.457%, 1M LIBOR + 4.000%, 10/16/26	422,040	419,742
ECI Macola Max Holdings LLC
Term Loan, 4.756%, 3M LIBOR + 3.750%, 11/09/27	193,530	191,595
Epicor Software Corp.
Term Loan, 07/30/27 (i)	149,620	148,626
Greeneden U.S., Holdings II LLC
Term Loan B4, 4.750%, 1M LIBOR + 4.000%, 12/01/27	114,976	114,941

Software—(Continued)
Hyland Software, Inc.
Term Loan 3, 3.957%, 1M LIBOR + 3.500%, 07/01/24	145,520	144,997
Idera, Inc.
Term Loan, 4.500%, 3M LIBOR + 3.500%, 03/02/28	348,423	342,761
IGT Holding IV AB
USD Term Loan, 4.506%, 3M LIBOR + 3.500%, 03/31/28	190,385	188,957
Ivanti Software, Inc.
Term Loan B, 5.000%, 3M LIBOR + 4.250%, 12/01/27	539,200	532,557
Mitchell International, Inc.
Term Loan B, 4.250%, 1M LIBOR + 3.750%, 10/15/28	258,278	254,226
Navicure, Inc.
Term Loan B, 4.457%, 1M LIBOR + 4.000%, 10/22/26	254,800	254,481
Polaris Newco LLC
Term Loan B, 4.500%, 1M LIBOR + 4.000%, 06/02/28	397,818	395,480
Quest Software US Holdings Inc.
Term Loan, 4.750%, TSFR + 4.250%, 02/01/29	448,199	442,116
Red Planet Borrower, LLC
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 10/02/28	121,754	120,460
Rocket Software, Inc.
Term Loan, 4.707%, 1M LIBOR + 4.250%, 11/28/25	270,115	267,161
Sovos Compliance LLC
Delayed Draw Term Loan, 08/11/28 (j)	9,131	9,131
Term Loan, 5.000%, 1M LIBOR + 4.500%, 08/11/28	52,745	52,745
Ultimate Software Group, Inc.
Term Loan, 3.750%, 3M LIBOR + 3.250%, 05/04/26	138,347	137,396

		6,153,098

Telecommunications—0.4%
Altice France S.A.
Term Loan B13, 4.506%, 3M LIBOR + 4.000%, 08/14/26	598,140	587,860
CCI Buyer, Inc.
Term Loan, 4.750%, 3M LIBOR + 4.000%, 12/17/27	537,859	532,256
CommScope, Inc.
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 04/06/26	537,594	525,750
Global Tel*Link Corp. 1st Lien Term Loan, 4.707%, 1M LIBOR + 4.250%, 11/29/25	836,184	797,423
LogMeIn, Inc.
Term Loan B, 5.218%, 1M LIBOR + 4.750%, 08/31/27	301,155	296,575
Zayo Group Holdings, Inc.
Term Loan, 3.457%, 1M LIBOR + 3.000%, 03/09/27	630,101	613,954

		3,353,818

Transportation—0.1%
First Student Bidco, Inc.
Term Loan B, 3.983%, 3M LIBOR + 3.000%, 07/21/28	67,799	67,349
Term Loan C, 3.983%, 3M LIBOR + 3.000%, 07/21/28	25,089	24,922
Kenan Advantage Group, Inc.
Term Loan B1, 4.500%, 3M LIBOR + 3.750%, 03/24/26	266,024	262,964
LaserShip, Inc.
Term Loan, 5.250%, 3M LIBOR + 4.500%, 05/07/28	114,478	114,096

		469,331

Total Floating Rate Loans (Cost $60,811,356)		60,091,843

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—6.1%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.7%
Adjustable Rate Mortgage Trust 2.758%, 02/25/35 (a)	1,003,682	$1,023,464
BRAVO Residential Funding Trust 3.500%, 10/25/44 (144A) (a)	1,511,119	1,492,790
CHL Mortgage Pass-Through Trust 2.231%, 07/25/34 (a)	234,402	233,615
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	35,215	26,239
JPMorgan Mortgage Trust 2.500%, 04/25/52 (144A) (a)	4,531,171	4,351,646
2.500%, 06/25/52 (144A) (a)	858,789	824,270
2.500%, 10/25/51 (144A) (a)	4,897,520	4,700,665
Merrill Lynch Mortgage Investors Trust 1.197%, 1M LIBOR + 0.740%, 03/25/28 (a)	126,998	125,912
Mill City Mortgage Loan Trust 3.250%, 05/25/62 (144A) (a)	1,168,556	1,165,690
3.497%, 04/25/66 (144A) (a)	1,795,252	1,794,838
New York Mortgage Trust 1.132%, 1M LIBOR + 0.675%, 02/25/36 (a)	88,890	86,214
OBX Trust 1.107%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	446,697	441,164
2.500%, 05/25/51 (144A) (a)	2,973,512	2,853,752
2.500%, 10/25/51 (144A) (a)	777,041	745,745
Provident Funding Mortgage Trust 2.500%, 10/25/51 (144A) (a)	2,869,290	2,753,728
PSMC Trust 2.500%, 08/25/51 (144A) (a)	4,673,012	4,467,773
Sequoia Mortgage Trust 1.089%, 1M LIBOR + 0.640%, 11/20/34 (a)	162,157	155,547
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (a)	1,103,679	1,103,664
3.000%, 06/25/58 (144A) (a)	1,807,534	1,772,594
3.658%, 03/25/58 (144A) (a)	483,160	481,991
3.750%, 05/25/58 (144A) (a)	2,856,835	2,853,271
WaMu Mortgage Pass-Through Certificates Trust 0.917%, 1M LIBOR + 0.460%, 04/25/45 (a)	599,168	589,121

		34,043,693

Commercial Mortgage-Backed Securities—2.4%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	1,946,008
BX Commercial Mortgage Trust 1.097%, 1M LIBOR + 0.700%, 09/15/36 (144A) (a)	1,950,000	1,899,852
1.317%, 1M LIBOR + 0.920%, 10/15/36 (144A) (a)	7,933,598	7,899,050
1.397%, 1M LIBOR + 1.000%, 11/15/32 (144A) (a)	4,004,926	3,975,953
BX Mortgage Trust 1.086%, 1M LIBOR + 0.689%, 10/15/36 (144A) (a)	1,860,000	1,823,585
Commercial Mortgage Trust 3.611%, 08/10/49 (144A) (a)	1,220,000	1,221,016
DBCG Mortgage Trust 1.097%, 1M LIBOR + 0.700%, 06/15/34 (144A) (a)	2,550,000	2,523,033
Greenwich Capital Commercial Mortgage Trust 5.610%, 07/10/38 (a)	357,974	287,632

Commercial Mortgage-Backed Securities—(Continued)
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	697,482	696,927

		22,273,056

Total Mortgage-Backed Securities (Cost $57,827,509)		56,316,749

Foreign Government—2.7%

Banks—0.5%
Banque Centrale de Tunisie International Bond 5.750%, 01/30/25 (144A)	1,800,000	1,200,600
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,724,894

		3,925,494

Sovereign—2.2%
Brazilian Government International Bond 8.750%, 02/04/25	980,000	1,142,935
Colombia Government International Bond 8.125%, 05/21/24 (d)	1,910,000	2,064,805
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	82,600,000	1,530,033
Egypt Government International Bond 5.750%, 05/29/24 (144A)	1,900,000	1,884,230
Gabon Government International Bond 6.950%, 06/16/25 (144A)	450,000	456,300
Hungary Government International Bond 5.375%, 02/21/23	1,220,000	1,249,134
Iraq International Bond 5.800%, 01/15/28 (144A)	1,687,500	1,645,734
Mongolia Government International Bond 8.750%, 03/09/24 (144A)	490,000	520,572
Pakistan Government International Bond 8.250%, 09/30/25 (144A)	520,000	430,040
Peruvian Government International Bonds 2.783%, 01/23/31	600,000	564,900
7.350%, 07/21/25	900,000	1,018,620
Philippine Government International Bond 4.200%, 01/21/24 (d)	600,000	616,896
Republic of South Africa Government International Bond 5.875%, 09/16/25	2,030,000	2,147,740
Romanian Government International Bond 4.875%, 01/22/24 (144A)	2,300,000	2,375,205
Turkey Government International Bond 6.375%, 10/14/25 (d)	2,850,000	2,786,217

		20,433,361

Total Foreign Government (Cost $26,498,117)		24,358,855

Municipals—2.6%

City & County Honolulu HI Wastewater System Revenue 2.233%, 07/01/24	710,000	703,397

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Municipals—(Continued)

Security Description	Shares/ Principal Amount*	Value
Colorado Bridge Enterprise 0.923%, 12/31/23	5,000,000	$4,838,172
Curators of the University of Missouri (The) 2.012%, 11/01/27	2,000,000	1,897,821
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	733,305
Metropolitan Transportation Authority 4.000%, 11/15/45	680,000	694,588
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	5,774,971
San Jose Redevelopment Agency Successor Agency 2.630%, 08/01/22	2,165,000	2,176,629
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	865,000	919,847
Texas State University System 2.351%, 03/15/26	1,385,000	1,355,485
Virginia Small Business Financing Authority 2.000%, 12/31/23 (a)	5,200,000	5,203,629

Total Municipals (Cost $24,838,839)		24,297,844

Common Stocks—0.1%

Energy Equipment & Services—0.0%
Weatherford International plc (d) (k)	6,622	220,513

Oil, Gas & Consumable Fuels—0.1%
QuarterNorth Energy, Inc. (k)	8,038	1,044,940
Riviera Resources, Inc. (f) (g) (k)	2,835	0

		1,044,940

Retail—0.0%
KSouth Africa, Ltd./EdCon (f) (g) (k)	8,217,950	0
KSouth Africa, Ltd./EdCon (k)	40,457	0
KSouth Africa, Ltd./EdCon - Escrow Shares (f) (g) (k)	817,800	0

		0

Total Common Stocks (Cost $1,890,150)		1,265,453

Warrants—0.1%

Oil, Gas & Consumable Fuels—0.1%
Battalion Oil Corp., Series A, Expires 10/08/22 (f) (g) (k)	728	337
Battalion Oil Corp., Series B, Expires 10/08/22 (f) (g) (k)	911	220
Battalion Oil Corp., Series C, Expires 10/08/22 (f) (g) (k)	1,171	114
QuarterNorth Energy, Inc., Expires 08/05/49 (k)	2,901	391,635

		392,306

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (k)	175	2

Total Warrants (Cost $0)		392,308

Short-Term Investments—3.9%
Security Description	Principal Amount*	Value

Discount Note—2.4%
Federal Home Loan Bank
Zero Coupon, 04/01/22	22,380,000	22,380,000

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $13,385,467; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/24, with a market value of $13,653,262.	13,385,467	13,385,467

Total Short-Term Investments (Cost $35,765,467)		35,765,467

Securities Lending Reinvestments (l)—11.3%

Certificates of Deposit—1.5%
Bank of Nova Scotia 0.320%, 06/07/22	2,000,000	1,998,368
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (a)	1,000,000	998,515
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (a)	1,000,000	1,000,000
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (a)	1,000,000	998,155
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (a)	2,000,000	1,997,452
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (a)	2,000,000	1,999,996
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	500,000	499,915
0.720%, SOFR + 0.440%, 09/26/22 (a)	1,000,000	1,000,200
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (a)	1,000,000	999,183
Sumitomo Mitsui Banking Corp. 0.720%, SOFR + 0.450%, 09/06/22 (a)	1,000,000	999,930
Toronto-Dominion Bank (The) 0.820%, FEDEFF PRV + 0.490%, 12/23/22 (a)	1,000,000	999,704

		13,491,418

Commercial Paper — 0.1%
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (a)	1,000,000	999,231

Repurchase Agreements — 6.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $6,989,034; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $7,128,767.	6,988,987	6,988,987

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $3,000,024; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $3,060,000.	3,000,000	$3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $800,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $816,000.	800,000	800,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $20,187,291; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/10/22 - 08/11/22, and an aggregate market value of $20,590,896.	20,187,145	20,187,145
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $10,000,089; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $10,205,689.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $5,000,311; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $5,102,844.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $4,000,350; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $4,423,195.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $700,066; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $777,264.	700,000	700,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $5,000,050; collateralized by various Common Stock with an aggregate market value of $5,556,015.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $2,300,024; collateralized by various Common Stock with an aggregate market value of $2,555,767.	2,300,000	2,300,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $1,800,021; collateralized by various Common Stock with an aggregate market value of $2,000,321.	1,800,000	$1,800,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $1,300,106; collateralized by various Common Stock with an aggregate market value of $1,444,677.	1,300,000	1,300,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $2,000,022; collateralized by various Common Stock with an aggregate market value of $2,316,377.	2,000,000	2,000,000

		63,076,132

Time Deposits—1.3%
Australia New Zealand Banking Group, Ltd 0.310%, 04/01/22	3,000,000	3,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	3,000,000	3,000,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		12,000,000

Mutual Funds—1.5%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (m)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (m)	4,000,000	4,000,000

		14,000,000

Total Securities Lending Reinvestments (Cost $103,576,105)		103,566,781

Total Purchased Options—0.0% (n) (Cost $76,178)		25,055
Total Investments—113.7% (Cost $1,080,124,099)		1,047,527,795
Unfunded Loan Commitments—(0.0)% (Cost $(94,682))		(94,682)
Net Investments—113.7% (Cost $1,080,029,417)		1,047,433,113
Other assets and liabilities (net)—(13.7)%		(125,783,098)

Net Assets—100.0%		$921,650,015

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $115,538,893 and the collateral received consisted of cash in the amount of $103,575,741 and non-cash collateral with a value of $15,222,107. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.1% of net assets.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after March 31, 2022, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(m)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(n)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $228,201,757, which is 24.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$278,863	$278,863	$0
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13-12/31/18	701,661	1,361,723	0

				$0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,260,000	JPMC	07/21/22	USD	918,578	$26,145
JPY	80,500,000	JPMC	06/22/22	USD	711,420	(48,769)
KRW	1,080,000,000	JPMC	07/21/22	USD	910,225	(19,454)

Contracts to Deliver
AUD	1,260,000	JPMC	07/21/22	USD	948,058	3,335
EUR	14,190,000	JPMC	06/07/22	USD	16,114,500	380,736
EUR	7,049,114	JPMC	06/07/22	USD	8,006,959	190,955
EUR	9,130,000	JPMC	09/16/22	USD	10,070,618	(110,252)
JPY	80,500,000	JPMC	06/22/22	USD	677,011	14,359

Net Unrealized Appreciation						$437,055

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/22	989	USD	209,590,735	$(2,898,666)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/21/22	(380)	USD	(46,692,500)	1,246,354
U.S. Treasury Note 5 Year Futures	06/30/22	(323)	USD	(37,044,063)	901,220
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(25)	USD	(3,386,719)	97,265

Net Unrealized Depreciation					$(653,827)

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Purchased Options

Credit Default Swaptions	Strike Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC-5 Yr. CDS	$99.000	DBAG	CDX.NA.HY.37	Buy	05/18/22	7,100,000	USD	7,100,000	$55,912	$11,821	$(44,091)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/NOK Call	NOK	9.368	CBNA	10/20/22	1,388,000	EUR	1,388,000	$20,266	$13,234	$(7,032)

Swap Agreements

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avon Products, Inc. 6.150%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	1.435%	USD	950,000	$(32,685)	$(26,806)	$(5,879)
Avon Products, Inc. 6.150%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	1.435%	USD	950,000	(32,685)	(26,776)	(5,909)

Totals								$(65,370)	$(53,582)	$(11,788)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Air-France KLM S.A. 3.875%, due 06/18/21	5.000%	Quarterly	12/20/25	JPMC	4.872%	EUR	480,000	$2,228	$(2,393)	$4,621
Air-France KLM S.A. 1.875% due 01/16/25	5.000%	Quarterly	06/20/26	JPMC	5.005%	EUR	760,000	(148)	11,353	(11,501)
Air-France KLM S.A. 1.875%, due 01/16/25	5.000%	Quarterly	12/20/26	JPMC	5.170%	EUR	525,000	(3,920)	9,119	(13,039)
American Airlines Group, Inc. 5.000%, due 06/01/22	5.000%	Quarterly	06/20/22	JPMC	5.440%	USD	400,000	(391)	(831)	440
American Airlines Group, Inc. 5.000%, due 06/01/22	5.000%	Quarterly	12/20/22	GSBU	5.408%	USD	1,585,000	(4,573)	(11,131)	6,558
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	4.618%	USD	1,985,000	(299,898)	(376,360)	76,462
Mexico Government International Bond 4.150%, due 03/28/27	1.000%	Quarterly	06/20/26	CBNA	0.779%	USD	2,500,000	22,250	6,147	16,103
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	3.225%	USD	425,000	(15,788)	(20,213)	4,425
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	3.225%	USD	575,000	(21,361)	(33,970)	12,609
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	3.225%	USD	875,000	(32,505)	(42,559)	10,054
Nordstrom, Inc. 6.950%, due 03/15/28	1.000%	Quarterly	12/20/26	JPMC	3.240%	USD	2,400,000	(223,905)	(193,701)	(30,204)
United Airlines Holdings, Inc. 5.000%, due 02/01/24	5.000%	Quarterly	06/20/27	CBNA	6.198%	USD	1,420,000	(67,160)	(120,447)	53,287

Totals								$(645,171)	$(774,986)	$129,815

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation(e)	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bespoke Kenai 0-5% CDX Tranche	0.000%	Quarterly	12/20/23	CBNA	29.336%	USD	2,100,000	$(845,673)	$(552,862)	$(292,811)
Bespoke Kona 0-5% CDX Tranche	0.000%	Quarterly	12/20/22	CBNA	22.462%	USD	1,000,000	(151,053)	(100,087)	(50,966)
Bespoke Kona 5-10% CDX Tranche	2.420%	Quarterly	12/20/22	CBNA	2.146%	USD	2,500,000	4,966	—	4,966
Bespoke Palm Beach 5-10% CDX Tranche	1.970%	Quarterly	12/20/22	CBNA	1.327%	USD	3,300,000	15,417	—	15,417
Bespoke Rotorua 0-5% CDX Tranche	0.000%	Quarterly	12/20/23	CBNA	27.556%	USD	2,800,000	(1,078,429)	(746,514)	(331,915)
Bespoke Rotorua 5-10% CDX Tranche	3.600%	Quarterly	12/20/23	CBNA	4.222%	USD	1,800,000	(18,796)	—	(18,796)

Totals								$(2,073,568)	$(1,399,463)	$(674,105)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M SOFR	Quarterly	06/20/22	BBP	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD	16,760,000	$(152,446)	$—	$(152,446)
Pay	3M SOFR	Quarterly	06/20/22	BBP	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD	2,500,000	(22,740)	—	(22,740)
Pay	3M SOFR	Quarterly	09/20/22	BBP	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD	16,740,000	143,108	—	143,108

Totals								$(32,078)	$—	$(32,078)

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date (f)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3M LIBOR plus 0.938% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 0.880% based on the notional amount of currency delivered	06/29/22	CBNA	USD	8,527,540	EUR	7,166,000	$603,739	$(9,673)	$613,412

(a)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)

The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

(d)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(e)	Represents a custom index comprised of a basket of underlying issues.
(f)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.
(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(JPMC)—	JPMorgan Chase Bank N.A.
(GSBU)—	Goldman Sachs Bank USA

Currencies

(AUD)—	Australian Dollar
(DOP)—	Dominican Peso
(EUR)—	Euro
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(NOK)—	Norwegian Krone
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$424,111,366	$—	$424,111,366
Corporate Bonds & Notes
Aerospace/Defense	—	6,717,461	—	6,717,461
Agriculture	—	2,433,970	—	2,433,970
Airlines	—	9,156,466	—	9,156,466
Banks	—	61,522,722	—	61,522,722
Beverages	—	2,890,586	—	2,890,586
Biotechnology	—	295,170	—	295,170
Chemicals	—	4,560,877	—	4,560,877
Commercial Services	—	1,007,397	—	1,007,397
Cosmetics/Personal Care	—	3,876,740	—	3,876,740
Diversified Financial Services	—	922,187	—	922,187
Electric	—	18,851,155	—	18,851,155
Electronics	—	1,299,841	—	1,299,841
Entertainment	—	904,934	—	904,934
Food	—	1,016,250	—	1,016,250
Healthcare-Services	—	5,885,551	—	5,885,551
Insurance	—	2,399,060	—	2,399,060
Internet	—	12,854,211	—	12,854,211
Leisure Time	—	3,926,523	—	3,926,523
Lodging	—	5,682,215	—	5,682,215
Machinery-Construction & Mining	—	729,883	—	729,883
Media	—	12,772,730	—	12,772,730
Mining	—	286,584	—	286,584
Miscellaneous Manufacturing	—	121,725	—	121,725
Multi-National	—	1,308,866	—	1,308,866
Oil & Gas	—	19,484,441	—	19,484,441
Oil & Gas Services	—	27,945	—	27,945
Packaging & Containers	—	3,053,113	—	3,053,113
Pharmaceuticals	—	7,716,620	—	7,716,620
Pipelines	—	13,819,194	—	13,819,194
Real Estate	—	1,367,400	—	1,367,400
Real Estate Investment Trusts	—	2,542,188	—	2,542,188
Retail	—	176,823	0	176,823
Semiconductors	—	3,145,236	—	3,145,236
Software	—	944,438	—	944,438
Telecommunications	—	6,935,110	—	6,935,110
Trucking & Leasing	—	566,702	—	566,702
Total Corporate Bonds & Notes	—	221,202,314	0	221,202,314
Total Asset-Backed Securities*	—	96,133,760	—	96,133,760

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$290,234	$—	$290,234
Aerospace/Defense	—	1,459,240	—	1,459,240
Airlines	—	5,537,715	—	5,537,715
Apparel	—	278,548	—	278,548
Auto Manufacturers	—	699,423	—	699,423
Auto Parts & Equipment	—	1,200,650	—	1,200,650
Beverages	—	1,039,905	—	1,039,905
Building Materials	—	147,552	—	147,552
Chemicals	—	3,377,630	—	3,377,630
Commercial Services	—	2,757,838	—	2,757,838
Computers	—	1,528,569	—	1,528,569
Cosmetics/Personal Care	—	615,581	—	615,581
Diversified Financial Services	—	2,196,877	—	2,196,877
Electric	—	22,914	—	22,914
Engineering & Construction	—	173,788	—	173,788
Entertainment	—	2,302,568	—	2,302,568
Environmental Control	—	118,466	—	118,466
Food	—	168,145	—	168,145
Healthcare-Products	—	128,813	—	128,813
Healthcare-Services	—	2,611,684	—	2,611,684
Home Builders	—	1,579,238	—	1,579,238
Home Furnishings	—	404,622	—	404,622
Household Products/Wares	—	52,796	—	52,796
Housewares	—	121,496	—	121,496
Insurance	—	3,290,764	—	3,290,764
Internet	—	899,077	—	899,077
Leisure Time	—	836,119	—	836,119
Lodging	—	1,609,794	—	1,609,794
Machinery-Diversified	—	614,617	—	614,617
Media	—	4,772,408	—	4,772,408
Metal Fabricate/Hardware	—	590,681	—	590,681
Mining	—	243,076	—	243,076
Office/Business Equipment	—	439,726	—	439,726
Oil & Gas	—	362,286	—	362,286
Oil & Gas Services	—	—	676,000	676,000
Packaging & Containers	—	1,111,301	—	1,111,301
Pharmaceuticals	—	2,625,686	—	2,625,686
Pipelines	—	123,834	—	123,834
Real Estate	—	301,045	—	301,045
Retail (Less Unfunded Loan Commitments of $15,243)	—	2,789,647	—	2,789,647
Software (Less Unfunded Loan Commitments of $79,439)	—	6,073,659	—	6,073,659
Telecommunications	—	3,353,818	—	3,353,818
Transportation	—	469,331	—	469,331
Total Floating Rate Loans (Less Unfunded Loan Commitments of $94,682)	—	59,321,161	676,000	59,997,161
Total Mortgage-Backed Securities*	—	56,316,749	—	56,316,749
Total Foreign Government*	—	24,358,855	—	24,358,855
Total Municipals*	—	24,297,844	—	24,297,844
Common Stocks
Energy Equipment & Services	220,513	—	—	220,513
Oil, Gas & Consumable Fuels	—	1,044,940	0	1,044,940
Retail	—	0	0	0
Total Common Stocks	220,513	1,044,940	0	1,265,453

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Warrants
Oil, Gas & Consumable Fuels	$—	$391,635	$671	$392,306
Paper & Forest Products	2	—	—	2
Total Warrants	2	391,635	671	392,308
Total Short-Term Investments*	—	35,765,467	—	35,765,467
Securities Lending Reinvestments
Certificates of Deposit	—	13,491,418	—	13,491,418
Commercial Paper	—	999,231	—	999,231
Repurchase Agreements	—	63,076,132	—	63,076,132
Time Deposits	—	12,000,000	—	12,000,000
Mutual Funds	14,000,000	—	—	14,000,000
Total Securities Lending Reinvestments	14,000,000	89,566,781	—	103,566,781
Purchased Options
Credit Default Swaptions at Value	—	11,821	—	11,821
Foreign Currency Options at Value	—	13,234	—	13,234
Total Purchased Options	—	25,055	—	25,055
Total Net Investments	$14,220,515	$1,032,535,927	$676,671	$1,047,433,113

Collateral for Securities Loaned (Liability)	$—	$(103,575,741)	$—	$(103,575,741)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$615,530	$—	$615,530
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(178,475)	—	(178,475)
Total Forward Contracts	$—	$437,055	$—	$437,055
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,244,839	$—	$—	$2,244,839
Futures Contracts (Unrealized Depreciation)	(2,898,666)	—	—	(2,898,666)
Total Futures Contracts	$(653,827)	$—	$—	$(653,827)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$791,708	$—	$791,708
OTC Swap Contracts at Value (Liabilities)	—	(3,004,156)	—	(3,004,156)
Total OTC Swap Contracts	$—	$(2,212,448)	$—	$(2,212,448)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—56.6% of Net Assets

Security Description	Principal Amount*	Value

Argentina—2.3%
Argentina Treasury Bonds
1.300%, 09/20/22(ARS) (a)	152,577,000	$1,610,708
1.400%, 03/25/23(ARS) (a)	463,177,011	5,126,311
1.450%, 08/13/23(ARS) (a)	31,172,407	313,312
1.500%, 03/25/24(ARS) (a)	391,845,470	4,275,893
Argentine Bonos del Tesoro
15.500%, 10/17/26(ARS)	693,671,000	1,444,657
16.000%, 10/17/23(ARS)	387,123,400	1,316,684
Bonos del Tesoro Nacional en Pesos Badlar
39.551%, BADLAR + 2.000%, 04/03/22 (ARS) (b)	20,147,000	102,195
Letras de la Nacion Argentina con Ajuste por CER
Zero Coupon, 04/18/22 (ARS) (a)	207,221,600	1,562,871
Zero Coupon, 05/23/22 (ARS) (a)	331,464,000	2,437,328
Zero Coupon, 06/30/22 (ARS) (a)	124,706,800	874,853

		19,064,812

Brazil—9.9%
Brazil Letras do Tesouro Nacional
Zero Coupon, 01/01/24 (BRL)	31,000,000	5,329,268
Zero Coupon, 07/01/24 (BRL)	131,490,000	21,538,532
Zero Coupon, 01/01/25 (BRL)	227,900,000	35,445,617
Brazil Notas do Tesouro Nacional
10.000%, 01/01/25(BRL)	17,920,000	3,639,081
10.000%, 01/01/27(BRL)	74,890,000	14,992,789
10.000%, 01/01/29(BRL)	7,710,000	1,474,315
10.000%, 01/01/31(BRL)	12,310,000	2,369,158

		84,788,760

Colombia—3.5%
Colombian TES
5.750%, 11/03/27(COP)	8,486,000,000	1,901,027
6.250%, 11/26/25(COP)	12,336,000,000	2,977,137
7.000%, 05/04/22(COP)	653,000,000	173,295
7.000%, 06/30/32(COP)	7,946,000,000	1,737,946
7.500%, 08/26/26(COP)	24,687,000,000	6,122,925
7.750%, 09/18/30(COP)	40,473,100,000	9,572,900
10.000%, 07/24/24(COP)	26,419,000,000	7,186,774

		29,672,004

Ghana—1.0%
Ghana Government Bonds
16.500%, 02/06/23(GHS)	17,320,000	2,286,479
17.600%, 11/28/22(GHS)	11,600,000	1,545,484
17.700%, 03/18/24(GHS)	1,450,000	184,820
18.250%, 07/25/22(GHS)	5,270,000	702,290
18.300%, 03/02/26(GHS)	810,000	100,056
18.850%, 09/28/23(GHS)	5,300,000	703,750
19.000%, 09/18/23(GHS)	680,000	90,530
19.250%, 11/27/23(GHS)	1,820,000	241,161
19.250%, 12/18/23(GHS)	130,000	17,181
19.750%, 03/15/32(GHS)	18,788,000	2,283,677
20.750%, 01/16/23(GHS)	150,000	20,415

Ghana—(Continued)
Ghana Treasury Notes
17.250%, 07/31/23(GHS)	320,000	41,919
17.600%, 02/20/23(GHS)	4,457,000	593,172
18.500%, 01/02/23(GHS)	90,000	12,058

		8,822,992

India—4.8%
India Government Bonds
5.150%, 11/09/25(INR)	139,600,000	1,800,384
5.220%, 06/15/25(INR)	137,000,000	1,781,891
6.790%, 05/15/27(INR)	1,478,610,000	19,897,573
7.270%, 04/08/26(INR)	94,000,000	1,290,011
7.590%, 01/11/26(INR)	1,012,000,000	14,019,088
7.680%, 12/15/23(INR)	80,000,000	1,099,466
8.200%, 09/24/25(INR)	71,900,000	1,014,808

		40,903,221

Indonesia—9.4%
Indonesia Treasury Bonds
5.500%, 04/15/26(IDR)	413,500,000,000	28,878,926
5.625%, 05/15/23(IDR)	112,587,000,000	8,009,296
6.500%, 06/15/25(IDR)	5,160,000,000	374,092
7.000%, 05/15/22(IDR)	120,414,000,000	8,423,740
8.375%, 03/15/24(IDR)	17,893,000,000	1,337,369
10.000%, 09/15/24(IDR)	122,770,000,000	9,654,496
12.900%, 06/15/22(IDR)	341,823,000,000	24,275,681

		80,953,600

Mexico—0.5%
Mexican Bonos
10.000%, 12/05/24(MXN)	76,790,000	3,998,871

Norway—3.6%
Norway Government Bonds
1.500%, 02/19/26 (144A) (NOK)	20,165,000	2,204,912
1.750%, 03/13/25 (144A) (NOK)	33,998,000	3,786,493
2.000%, 05/24/23 (144A) (NOK)	119,955,000	13,676,520
3.000%, 03/14/24 (144A) (NOK)	100,903,000	11,635,887

		31,303,812

Singapore—4.9%
Monetary Authority of Singapore Bill
0.627%, 05/13/22(SGD)	3,080,000	2,270,123
0.663%, 05/20/22(SGD)	39,890,000	29,394,682
Singapore Treasury Bill
0.752%, 01/24/23(SGD)	14,440,000	10,565,331

		42,230,136

South Korea—14.5%
Korea Monetary Stabilization Bond
0.905%, 04/02/23(KRW)	34,690,000,000	28,367,727

BHFTI-139

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

South Korea—(Continued)
Korea Treasury Bonds
0.875%, 12/10/23(KRW)	27,639,000,000	$22,267,269
1.125%, 06/10/24(KRW)	7,685,000,000	6,151,146
1.250%, 12/10/22(KRW)	64,900,000,000	53,386,015
2.375%, 03/10/27(KRW)	18,568,000,000	14,929,523

		125,101,680

Thailand—2.2%
Bank of Thailand Bond
0.660%, 11/22/23(THB)	206,580,000	6,194,492
Thailand Government Bonds
0.750%, 09/17/24(THB)	202,200,000	6,026,668
1.000%, 06/17/27(THB)	244,740,000	7,122,965

		19,344,125

Total Foreign Government (Cost $583,841,641)		486,184,013

U.S. Treasury & Government Agencies—13.6%

U.S. Treasury—13.6%
U.S. Treasury Notes
1.500%, 09/30/24	33,000,000	32,222,695
1.500%, 10/31/24	15,650,000	15,268,531
1.750%, 12/31/24	52,891,000	51,829,048
2.875%, 05/31/25	17,750,000	17,931,661

Total U.S. Treasury & Government Agencies (Cost $115,942,846)		117,251,935

Short-Term Investments—29.6%

Repurchase Agreement—25.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $221,427,469; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 0.375%, maturity dates ranging from 04/15/25 - 06/30/25, and an aggregate market value of $225,856,092.	221,427,469	221,427,469

U.S. Treasury—3.4%
U.S. Treasury Bill
0.990%, 09/29/22 (c)	10,000,000	9,949,379
0.037%, 04/21/22 (c)	19,298,000	19,296,686

		29,246,065

Foreign Government—0.4%
Thailand Treasury Bill
0.444%, 06/22/22(THB) (c)	42,740,000	1,283,986
0.488%, 06/22/22(THB) (c)	74,870,000	2,249,228

		3,533,214

Total Short-Term Investments (Cost $254,180,874)		254,206,748

Total Investments— 99.8% (Cost $953,965,361)		857,642,696
Other assets and liabilities (net)—0.2%		2,553,651

Net Assets—100.0%		$860,196,347

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $31,303,812, which is 3.6% of net assets.

BHFTI-140

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	1,631,452,324	JPMC	04/05/22	USD	1,885,745	$187,449
CLP	751,930,914	GSBU	04/11/22	USD	931,761	22,842
CLP	2,691,900,000	JPMC	04/11/22	USD	3,210,376	207,085
CLP	107,410,000	GSBU	05/03/22	USD	132,080	3,719
CLP	259,190,000	GSBU	05/03/22	USD	316,665	11,029
CLP	1,085,083,960	GSBU	05/03/22	USD	1,340,023	31,848
CLP	1,432,820,185	GSBU	05/11/22	USD	1,806,425	2,770
CLP	906,130,000	GSBU	05/16/22	USD	1,123,046	20,215
CLP	964,409,183	GSBU	06/15/22	USD	1,200,410	10,556
CLP	1,993,112,311	GSBU	06/15/22	USD	2,405,107	97,556
CLP	2,337,957,934	GSBU	06/15/22	USD	2,843,193	92,477
CLP	2,697,170,000	JPMC	06/17/22	USD	3,266,921	118,647
CLP	1,631,452,324	JPMC	06/29/22	USD	2,035,753	7,934
CLP	1,496,812,255	GSBU	08/08/22	USD	1,783,405	79,093
CLP	1,631,447,676	JPMC	10/26/22	USD	1,968,446	36,621
CLP	973,750,000	GSBU	03/07/23	USD	1,152,913	24,025
CNH	19,700,000	BNP	05/10/22	USD	3,092,670	478
CNH	84,053,150	JPMC	05/11/22	USD	13,131,868	64,804
CNH	105,579,210	BOA	06/08/22	USD	16,344,745	206,157
CNH	36,460,080	BOA	06/09/22	USD	5,732,537	(17,216)
CNH	136,122,730	CBNA	06/09/22	USD	21,073,914	264,083
CNH	52,239,590	JPMC	06/10/22	USD	8,090,981	97,483
CNH	60,796,230	HSBC	06/15/22	USD	9,553,147	(25,668)
CNH	55,783,810	CBNA	07/12/22	USD	8,655,631	75,978
CNH	60,400,810	HSBC	07/18/22	USD	9,395,494	56,841
CNH	41,966,000	JPMC	08/22/22	USD	6,563,156	(3,657)
INR	87,540,800	JPMC	04/07/22	USD	1,153,066	1,945
INR	85,052,900	CBNA	04/08/22	USD	1,122,811	(751)
INR	113,234,200	JPMC	04/08/22	USD	1,492,477	1,364
INR	102,523,300	CBNA	04/12/22	USD	1,344,744	7,182
INR	102,619,900	HSBC	04/12/22	USD	1,343,720	9,480
INR	63,624,900	CBNA	05/10/22	USD	841,377	(4,819)
INR	102,907,080	HSBC	05/17/22	USD	1,338,072	13,967
INR	321,000,000	JPMC	06/21/22	USD	4,128,856	72,904
INR	620,000,000	SCB	06/21/22	USD	8,022,878	92,671
INR	87,293,700	JPMC	07/27/22	USD	1,146,339	(7,963)
KRW	19,365,700,000	CBNA	04/21/22	USD	16,249,119	(276,978)
KRW	19,523,500,000	JPMC	06/15/22	USD	15,830,678	265,015
KRW	27,000,000,000	DBAG	07/28/22	USD	21,897,810	373,996
MXN	55,822,851	CBNA	04/13/22	USD	2,693,737	108,481
MXN	83,131,649	CBNA	04/13/22	USD	3,994,601	178,475
MXN	44,254,500	CBNA	05/31/22	USD	2,115,922	86,735
NZD	4,480,000	BOA	06/17/22	USD	3,003,392	97,605
NZD	5,280,000	CBNA	09/21/22	USD	3,592,998	53,988
NZD	20,030,000	JPMC	09/21/22	USD	13,657,856	177,207
SGD	2,790,000	MSCS	04/21/22	USD	2,070,731	(12,390)
SGD	2,210,000	MSCS	04/25/22	USD	1,640,147	(9,729)
SGD	7,200,000	CBNA	06/22/22	USD	5,301,134	11,198

Contracts to Deliver
AUD	22,223,000	HSBC	05/17/22	USD	15,862,266	(777,353)
AUD	22,218,024	CBNA	08/08/22	USD	15,901,884	(762,644)
AUD	22,494,000	JPMC	08/11/22	USD	16,103,425	(769,093)
CLP	1,631,452,324	JPMC	04/05/22	USD	2,067,747	(5,447)

BHFTI-141

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	4,839,649	DBAG	04/19/22	USD	5,618,736	$262,567
EUR	4,050,000	HSBC	04/27/22	USD	4,738,095	254,770
EUR	23,038,000	CBNA	05/09/22	USD	26,711,179	1,197,604
EUR	8,120,622	HSBC	05/18/22	USD	9,260,189	263,614
EUR	16,780,000	CBNA	07/21/22	USD	19,188,014	538,891
EUR	14,145,000	CBNA	07/21/22	USD	16,215,614	495,004
EUR	3,710,000	CBNA	07/21/22	USD	4,346,161	222,904
EUR	8,349,000	MSCS	08/04/22	USD	9,500,578	213,993
MXN	138,954,500	CBNA	04/13/22	USD	6,642,185	(333,109)
MXN	44,254,500	CBNA	05/31/22	USD	1,999,164	(203,492)

Cross Currency Contracts to Buy
CAD	21,347,000	DBAG	05/03/22	EUR	14,941,946	529,307
CAD	2,084,754	HSBC	05/03/22	EUR	1,403,497	113,405
CAD	5,434,300	GSBU	05/24/22	EUR	3,769,500	169,129
CAD	1,289,781	MSCS	06/22/22	EUR	892,261	41,413
CAD	9,729,000	BOA	08/02/22	EUR	6,714,749	311,851
CAD	5,929,400	HSBC	08/02/22	EUR	4,098,527	183,186
CAD	8,338,963	HSBC	08/03/22	EUR	5,770,749	249,803
CAD	3,260,000	CBNA	08/03/22	EUR	2,269,052	83,132
CAD	2,084,736	HSBC	08/03/22	EUR	1,449,742	54,601
EUR	27,296,832	JPMC	04/01/22	NOK	269,111,275	(370,340)
EUR	4,655,927	HSBC	04/25/22	JPY	609,081,240	148,745
EUR	4,050,000	HSBC	04/25/22	JPY	537,843,645	63,412
JPY	1,156,403,877	HSBC	04/25/22	EUR	8,705,927	(134,265)
NOK	111,182,775	JPMC	04/01/22	EUR	10,872,136	601,583
NOK	107,704,000	JPMC	04/01/22	EUR	10,722,743	371,707
NOK	50,224,500	JPMC	04/01/22	EUR	5,000,212	173,351
NOK	28,842,600	DBAG	06/20/22	EUR	2,817,045	149,011
NOK	78,500,000	CBNA	06/21/22	EUR	7,624,098	452,810
NOK	71,630,000	DBAG	07/19/22	EUR	7,049,295	299,596
NOK	77,945,750	JPMC	07/19/22	EUR	7,906,451	64,191
NOK	38,458,900	DBAG	09/15/22	EUR	3,888,941	32,279
NOK	269,110,200	JPMC	09/19/22	EUR	27,059,305	390,212
NOK	77,930,000	JPMC	09/19/22	EUR	7,830,036	119,585
SEK	35,194,000	DBAG	04/14/22	EUR	3,472,277	(98,549)
SEK	26,395,500	DBAG	04/19/22	EUR	2,630,501	(103,187)
SEK	14,250,000	JPMC	05/18/22	EUR	1,349,841	21,535
SEK	30,712,100	DBAG	05/18/22	EUR	2,989,623	(42,658)
SEK	37,516,293	DBAG	05/18/22	EUR	3,651,967	(52,109)
SEK	70,387,997	DBAG	05/18/22	EUR	6,989,394	(250,187)
SEK	30,676,200	DBAG	06/15/22	EUR	3,033,793	(96,848)
SEK	197,100,000	DBAG	06/16/22	EUR	18,821,620	121,762
SEK	47,800,000	DBAG	06/16/22	EUR	4,564,597	29,481
SEK	21,996,000	DBAG	07/06/22	EUR	2,130,343	(20,312)
SEK	26,395,500	DBAG	07/19/22	EUR	2,625,634	(102,033)
SEK	92,400,000	DBAG	09/19/22	EUR	8,751,077	119,931

Net Unrealized Appreciation						$7,135,471

Securities in the amount of $4,914,091 and cash in the amount of $260,000 have been received at the custodian bank as collateral for forward foreign currency exchange contracts.

BHFTI-142

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SCB)—	Standard Chartered Bank

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$486,184,013	$—	$486,184,013
Total U.S. Treasury & Government Agencies*	—	117,251,935	—	117,251,935
Total Short-Term Investments*	—	254,206,748	—	254,206,748
Total Investments	$—	857,642,696	$—	857,642,696

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,616,268	$—	$11,616,268
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,480,797)	—	(4,480,797)
Total Forward Contracts	$—	$7,135,471	$—	$7,135,471

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-143

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Boeing Co. (The) (a)	43,453	$8,321,249
General Dynamics Corp.	63,380	15,285,988
L3Harris Technologies, Inc.	33,965	8,439,284
Raytheon Technologies Corp.	224,971	22,287,877

		54,334,398

Air Freight & Logistics—0.3%
FedEx Corp.	31,448	7,276,753

Airlines—0.3%
JetBlue Airways Corp. (a)	348,087	5,203,900
Southwest Airlines Co. (a) (b)	36,511	1,672,204

		6,876,104

Automobiles—1.0%
Tesla, Inc. (a) (b)	23,978	25,838,693

Banks—0.5%
PNC Financial Services Group, Inc. (The)	70,560	13,014,792

Beverages—1.2%
Constellation Brands, Inc. - Class A	104,924	24,166,096
Monster Beverage Corp. (a)	85,638	6,842,476

		31,008,572

Biotechnology—1.7%
Alnylam Pharmaceuticals, Inc. (a)	8,852	1,445,443
Apellis Pharmaceuticals, Inc. (a) (b)	15,759	800,715
Ascendis Pharma A/S (ADR) (a) (b)	12,641	1,483,548
BioAtla, Inc. (a) (b)	11,006	55,030
Biogen, Inc. (a)	15,076	3,175,006
Blueprint Medicines Corp. (a)	8,672	553,967
Celldex Therapeutics, Inc. (a) (b)	14,466	492,712
Exact Sciences Corp. (a) (b)	63,344	4,429,012
Genmab A/S (ADR) (a)	38,519	1,393,617
Horizon Therapeutics plc (a)	12,065	1,269,359
Incyte Corp. (a)	21,576	1,713,566
Kymera Therapeutics, Inc. (a) (b)	12,847	543,685
Mirati Therapeutics, Inc. (a) (b)	5,959	489,949
Moderna, Inc. (a) (b)	5,636	970,857
Myovant Sciences, Ltd. (a) (b)	221,779	2,954,096
Neurocrine Biosciences, Inc. (a)	8,165	765,469
Regeneron Pharmaceuticals, Inc. (a)	9,806	6,848,707
REVOLUTION Medicines, Inc. (a) (b)	18,281	466,348
Sarepta Therapeutics, Inc. (a)	8,483	662,692
Seagen, Inc. (a) (b)	15,919	2,293,132
United Therapeutics Corp. (a)	4,844	869,062
Veracyte, Inc. (a) (b)	91,614	2,525,798
Vertex Pharmaceuticals, Inc. (a)	31,872	8,317,636

		44,519,406

Building Products—1.0%
Johnson Controls International plc (b)	244,890	16,057,437
Trane Technologies plc	41,895	6,397,366

Building Products—(Continued)
Zurn Water Solutions Corp.	120,549	$4,267,435

		26,722,238

Capital Markets—5.6%
Ares Management Corp. - Class A	303,207	24,629,505
Charles Schwab Corp. (The)	689,819	58,158,640
Hamilton Lane, Inc. - Class A (b)	93,691	7,241,377
Morgan Stanley	200,438	17,518,281
S&P Global, Inc. (b)	86,596	35,519,947

		143,067,750

Chemicals—2.7%
Cabot Corp. (b)	143,248	9,799,596
Celanese Corp.	71,127	10,161,914
FMC Corp. (b)	100,122	13,173,052
Ingevity Corp. (a) (b)	53,349	3,418,070
Linde plc	57,115	18,244,244
Livent Corp. (a) (b)	122,139	3,184,164
PPG Industries, Inc.	81,950	10,741,187

		68,722,227

Communications Equipment—0.6%
Arista Networks, Inc. (a)	103,208	14,343,848

Construction & Engineering—0.1%
Fluor Corp. (a) (b)	46,493	1,333,884

Consumer Finance—1.6%
American Express Co.	200,677	37,526,599
OneMain Holdings, Inc.	82,700	3,920,807

		41,447,406

Containers & Packaging—0.2%
Ball Corp. (b)	53,605	4,824,450

Diversified Financial Services—0.7%
Equitable Holdings, Inc.	479,341	14,816,431
Voya Financial, Inc. (b)	45,675	3,030,536

		17,846,967

Electric Utilities—3.2%
Constellation Energy Corp.	116,732	6,566,175
Duke Energy Corp.	208,183	23,245,714
Edison International (b)	237,059	16,617,836
Exelon Corp.	350,198	16,679,931
FirstEnergy Corp. (b)	440,153	20,185,416

		83,295,072

Electrical Equipment—0.2%
Emerson Electric Co. (b)	38,140	3,739,627
Regal Rexnord Corp. (b)	3,888	578,457

		4,318,084

BHFTI-144

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.3%
Schlumberger NV	222,607	$9,195,895

Entertainment—1.0%
Electronic Arts, Inc.	74,494	9,424,236
Netflix, Inc. (a)	5,756	2,156,140
Roku, Inc. (a) (b)	107,809	13,505,233

		25,085,609

Equity Real Estate Investment Trusts—2.3%
American Tower Corp.	37,391	9,393,367
AvalonBay Communities, Inc.	41,831	10,389,565
Rexford Industrial Realty, Inc. (b)	189,867	14,162,180
Ryman Hospitality Properties, Inc. (a) (b)	101,205	9,388,788
Welltower, Inc. (b)	154,019	14,807,387

		58,141,287

Food & Staples Retailing—2.5%
Performance Food Group Co. (a)	865,142	44,044,379
Sysco Corp.	241,413	19,711,372

		63,755,751

Food Products—1.7%
Hershey Co. (The)	67,054	14,525,908
Mondelez International, Inc. - Class A	478,483	30,039,163

		44,565,071

Health Care Equipment & Supplies—3.1%
Align Technology, Inc. (a)	13,245	5,774,820
Baxter International, Inc.	130,535	10,121,684
Boston Scientific Corp. (a)	330,251	14,626,817
Edwards Lifesciences Corp. (a)	114,023	13,422,787
Inari Medical, Inc. (a) (b)	48,072	4,357,246
Insulet Corp. (a) (b)	26,240	6,990,074
Stryker Corp.	58,066	15,523,945
Teleflex, Inc.	28,765	10,206,685

		81,024,058

Health Care Providers & Services—3.6%
Agilon Health, Inc. (a) (b)	346,921	8,794,447
Anthem, Inc.	32,978	16,199,453
Centene Corp. (a) (b)	163,845	13,794,111
HCA Healthcare, Inc.	26,548	6,653,460
Humana, Inc.	51,814	22,547,898
Laboratory Corp. of America Holdings (a)	13,634	3,594,740
McKesson Corp. (b)	21,471	6,572,917
UnitedHealth Group, Inc.	28,546	14,557,604

		92,714,630

Hotels, Restaurants & Leisure—2.0%
Airbnb, Inc. - Class A (a) (b)	147,178	25,279,293
Hyatt Hotels Corp. - Class A (a)	72,969	6,964,891
Starbucks Corp.	203,863	18,545,417

		50,789,601

Industrial Conglomerates—0.6%
Honeywell International, Inc.	77,493	$15,078,588

Insurance—3.0%
American International Group, Inc.	247,284	15,522,017
Assurant, Inc.	28,827	5,241,613
Assured Guaranty, Ltd. (b)	127,574	8,121,361
Chubb, Ltd.	83,089	17,772,737
Hartford Financial Services Group, Inc. (The)	119,310	8,567,651
Marsh & McLennan Cos., Inc.	73,601	12,543,083
Oscar Health, Inc. - Class A (a) (b)	195,960	1,953,721
Trupanion, Inc. (a) (b)	100,150	8,925,368

		78,647,551

Interactive Media & Services—7.3%
Alphabet, Inc. - Class A (a)	43,195	120,140,413
Bumble, Inc. - Class A (a) (b)	139,647	4,046,970
Cargurus, Inc. (a) (b)	245,435	10,421,170
Match Group, Inc. (a) (b)	79,968	8,695,721
Meta Platforms, Inc. - Class A (a)	162,127	36,050,560
Snap, Inc. - Class A (a) (b)	265,770	9,565,062

		188,919,896

Internet & Direct Marketing Retail—5.8%
Amazon.com, Inc. (a)	40,464	131,910,617
Etsy, Inc. (a) (b)	146,894	18,255,986

		150,166,603

IT Services—3.4%
Block, Inc. (a)	50,200	6,807,120
FleetCor Technologies, Inc. (a)	30,508	7,598,323
Genpact, Ltd. (b)	116,096	5,051,337
Global Payments, Inc.	169,398	23,180,422
GoDaddy, Inc. - Class A (a)	140,798	11,784,793
Nuvei Corp. (a)	84,334	6,357,940
Okta, Inc. (a)	9,319	1,406,796
PayPal Holdings, Inc. (a)	20,538	2,375,220
Snowflake, Inc. -Class A (a)	4,608	1,055,831
Visa, Inc. - Class A (b)	73,968	16,403,883
WEX, Inc. (a)	33,540	5,985,213

		88,006,878

Life Sciences Tools & Services—2.5%
Agilent Technologies, Inc. (b)	105,295	13,933,687
Danaher Corp.	99,156	29,085,430
ICON plc (a) (b)	12,799	3,112,973
NanoString Technologies, Inc. (a) (b)	124,144	4,314,004
Syneos Health, Inc. (a) (b)	87,976	7,121,657
Waters Corp. (a)	21,701	6,735,773

		64,303,524

Machinery—2.1%
Fortive Corp.	185,268	11,288,379
Ingersoll Rand, Inc.	192,298	9,682,204
Kennametal, Inc. (b)	152,911	4,374,784
PACCAR, Inc.	94,840	8,352,559

BHFTI-145

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Parker-Hannifin Corp.	25,716	$7,297,172
Westinghouse Air Brake Technologies Corp. (b)	138,748	13,343,395

		54,338,493

Media—2.9%
Charter Communications, Inc. - Class A (a) (b)	38,985	21,267,097
DISH Network Corp. - Class A (a) (b)	282,656	8,946,062
New York Times Co. (The) - Class A (b)	213,547	9,788,995
Omnicom Group, Inc. (b)	399,459	33,906,080

		73,908,234

Oil, Gas & Consumable Fuels—4.1%
ConocoPhillips	228,811	22,881,100
Marathon Petroleum Corp. (b)	123,887	10,592,338
Pioneer Natural Resources Co.	37,726	9,432,632
Shell plc (ADR)	1,121,563	61,607,456

		104,513,526

Pharmaceuticals—5.2%
Aclaris Therapeutics, Inc. (a) (b)	30,132	519,476
AstraZeneca plc (ADR) (b)	207,616	13,773,245
Bristol-Myers Squibb Co.	274,182	20,023,512
Elanco Animal Health, Inc. (a)	203,685	5,314,142
Eli Lilly and Co.	125,185	35,849,228
Intra-Cellular Therapies, Inc. (a)	60,834	3,722,433
Novartis AG (ADR)	89,140	7,822,035
Pfizer, Inc.	645,925	33,439,537
Zoetis, Inc.	68,209	12,863,535

		133,327,143

Professional Services—0.6%
CACI International, Inc. (a)	9,581	2,886,372
Science Applications International Corp. (b)	36,821	3,393,792
TriNet Group, Inc. (a)	88,414	8,696,401

		14,976,565

Road & Rail—0.7%
Canadian Pacific Railway, Ltd.	80,648	6,656,686
Uber Technologies, Inc. (a)	312,602	11,153,639

		17,810,325

Semiconductors & Semiconductor Equipment—4.7%
Advanced Micro Devices, Inc. (a)	219,563	24,007,019
KLA Corp.	32,623	11,941,975
Marvell Technology, Inc. (b)	185,479	13,300,699
Micron Technology, Inc.	215,342	16,772,988
NVIDIA Corp.	46,112	12,582,120
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	25,241	2,631,627
Teradyne, Inc. (b)	103,023	12,180,409
Texas Instruments, Inc.	154,176	28,288,213

		121,705,050

Software—9.3%
Adobe, Inc. (a)	18,485	8,422,136
Avalara, Inc. (a) (b)	12,766	1,270,345
Ceridian HCM Holding, Inc. (a) (b)	61,309	4,191,083
Confluent, Inc. - Class A (a) (b)	11,941	489,581
Gitlab, Inc. - Class A (a)	9,387	511,122
Guidewire Software, Inc. (a) (b)	28,777	2,722,880
Hashicorp, Inc. - Class A (a) (b)	54,365	2,935,710
Microsoft Corp.	546,430	168,469,833
Palo Alto Networks, Inc. (a) (b)	4,330	2,695,468
Qualtrics International, Inc. - Class A (a)	84,685	2,417,757
Rapid7, Inc. (a) (b)	23,608	2,626,154
Salesforce.com, Inc. (a)	89,489	19,000,305
SentinelOne, Inc. - Class A (a)	39,682	1,537,281
ServiceNow, Inc. (a)	17,114	9,530,615
UiPath, Inc. - Class A (a)	66,033	1,425,652
Varonis Systems, Inc. (a) (b)	46,003	2,186,983
Workday, Inc. - Class A (a)	32,261	7,725,219

		238,158,124

Specialty Retail—1.8%
TJX Cos., Inc. (The)	364,233	22,065,235
Ulta Beauty, Inc. (a) (b)	58,941	23,471,485

		45,536,720

Technology Hardware, Storage & Peripherals—3.8%
Apple, Inc.	567,634	99,114,573

Tobacco—1.0%
Philip Morris International, Inc.	266,111	24,998,467

Wireless Telecommunication Services—0.8%
T-Mobile U.S., Inc. (a) (b)	161,869	20,775,886

Total Common Stocks (Cost $ 2,012,379,126)		2,548,348,692

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $25,285,356; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/25, with a market value of $25,791,149.	25,285,356	25,285,356

Total Short-Term Investments (Cost $ 25,285,356)		25,285,356

Securities Lending Reinvestments (c)—14.6%

Certificates of Deposit—5.0%
Bank of Montreal 0.300%, 06/02/22	6,000,000	5,995,596
Bank of Nova Scotia 0.320%, 06/07/22	8,000,000	7,993,472
0.400%, SOFR + 0.130%, 07/07/22 (d)	2,000,000	2,000,000

BHFTI-146

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Barclays Bank plc 0.180%, 04/07/22	10,000,000	$9,999,630
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (d)	2,000,000	1,997,184
Canadian Imperial Bank of Commerce (NY)
0.520%, SOFR + 0.250%, 02/03/23 (d)	3,000,000	2,995,546
0.770%, SOFR + 0.500%, 03/03/23 (d)	5,000,000	5,003,176
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (d)	5,000,000	5,000,000
Credit Agricole S.A. 0.590%, 05/24/22	5,000,000	4,999,400
Credit Industriel et Commercial Zero Coupon, 04/14/22	6,000,000	5,998,980
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (d)	3,000,000	2,994,465
Credit Suisse Group AG 0.830%, 06/03/22	6,000,000	6,001,104
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	9,000,000	8,988,534
National Australia Bank, Ltd. Zero Coupon, 04/25/22	2,500,000	2,499,100
National Westminster Bank plc 0.440%, 05/11/22	5,000,000	4,999,100
Natixis S.A. (New York) 0.330%, 06/09/22	2,000,000	1,998,308
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (d)	3,000,000	2,999,994
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	1,500,000	1,499,745
0.720%, SOFR + 0.440%, 09/26/22 (d)	7,000,000	7,001,395
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (d)	7,000,000	6,983,634
Sumitomo Mitsui Banking Corp.
0.200%, 04/26/22	6,000,000	5,998,644
0.450%, SOFR + 0.180%, 08/09/22 (d)	3,000,000	2,997,069
0.720%, SOFR + 0.450%, 09/06/22 (d)	3,000,000	2,999,790
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 04/19/22	3,000,000	2,999,250
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (d)	3,000,000	2,999,999
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (d)	5,000,000	4,998,520
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (d)	8,000,000	7,974,984

		128,916,619

Commercial Paper—0.4%
Antalis S.A. 0.800%, 06/01/22	5,000,000	4,991,965
UBS AG 0.350%, 06/08/22	5,000,000	4,992,480

		9,984,445

Repurchase Agreements—7.0%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $2,001,167; collateralized by various Common Stock with an aggregate market value of $2,222,914.	2,000,000	2,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $1,600,480; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $1,693,471.	1,600,000	1,600,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $2,401,400; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $2,524,537.	2,400,000	2,400,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $5,000,040; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $5,350,305.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $3,900,033; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $3,978,001.	3,900,000	3,900,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $30,159,959; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/10/22 - 08/11/22, and an aggregate market value of $30,762,948.	30,159,741	30,159,741
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $10,000,089; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $10,205,689.	10,000,000	10,000,000

BHFTI-147

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements —(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $23,102,021; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $25,543,950.	23,100,000	$23,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $11,103,766.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $20,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $22,208.	20,000	20,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/22 at 0.570%, due on 05/05/22 with a maturity value of $3,001,663; collateralized by various Common Stock with an aggregate market value of $3,333,386.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $10,000,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 04/30/22 - 02/15/49, and an aggregate market value of $10,200,767.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $15,000,150; collateralized by various Common Stock with an aggregate market value of $16,668,044.	15,000,000	15,000,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $7,600,080; collateralized by various Common Stock with an aggregate market value of $8,445,142.	7,600,000	7,600,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $20,000,228; collateralized by various Common Stock with an aggregate market value of $22,225,794.	20,000,000	20,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $4,700,384; collateralized by various Common Stock with an aggregate market value of $5,223,062.	4,700,000	4,700,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $28,000,311; collateralized by various Common Stock with an aggregate market value of $31,641,201.	28,000,000	28,000,000

		181,479,741

Security Description	Shares/ Principal Amount*	Value

Time Deposits—1.0%
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	7,000,000	7,000,000
Jyske Bank A/S 0.750%, 04/11/22	3,000,000	3,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	10,000,000	10,000,000
Skandi (NY) 0.300%, 04/01/22	5,000,000	5,000,000

		27,000,000

Mutual Funds—1.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (e)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (e)	20,000,000	20,000,000

		30,000,000

Total Securities Lending Reinvestments (Cost $ 377,468,609)		377,380,805

Total Investments—114.7% (Cost $ 2,415,133,091)		2,951,014,853
Other assets and liabilities (net)—(14.7)%		(378,748,756)

Net Assets—100.0%		$2,572,266,097

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $364,422,765 and the collateral received consisted of cash in the amount of $377,449,180 and non-cash collateral with a value of $1,164,399. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

BHFTI-148

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,548,348,692	$—	$—	$2,548,348,692
Total Short-Term Investment*	—	25,285,356	—	25,285,356
Securities Lending Reinvestments
Certificates of Deposit	—	128,916,619	—	128,916,619
Commercial Paper	—	9,984,445	—	9,984,445
Repurchase Agreements	—	181,479,741	—	181,479,741
Time Deposits	—	27,000,000	—	27,000,000
Mutual Funds	30,000,000	—	—	30,000,000
Total Securities Lending Reinvestments	30,000,000	347,380,805	—	377,380,805
Total Investments	$2,578,348,692	$372,666,161	$—	$2,951,014,853

Collateral for Securities Loaned (Liability)	$—	$(377,449,180)	$—	$(377,449,180)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-149

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia—4.5%
Charter Hall Group (REIT)	661,218	$8,028,093
Dexus (REIT)	1,460,188	11,883,316
Goodman Group (REIT)	300,855	5,109,951
GPT Group (The) (REIT)	2,932,242	11,279,061
Scentre Group (REIT)	5,735,142	12,988,183
Shopping Centres Australasia Property Group (REIT)	3,141,416	6,810,226

		56,098,830

Belgium—1.3%
Montea CVA (REIT) (a)	34,097	4,439,449
Shurgard Self Storage S.A.	118,821	7,377,829
Warehouses De Pauw CVA (REIT)	87,159	3,755,779

		15,573,057

Canada—2.9%
Boardwalk Real Estate Investment Trust (REIT) (b)	144,097	6,776,357
H&R Real Estate Investment Trust (REIT) (b)	713,185	7,444,758
RioCan Real Estate Investment Trust (REIT)	508,782	10,268,024
Summit Industrial Income REIT (b)	120,257	2,118,193
Tricon Residential, Inc.	611,785	9,715,146

		36,322,478

China—0.5%
ESR Cayman, Ltd. (a)	1,890,009	5,851,097

France—2.0%
ICADE (REIT)	86,099	5,532,286
Klepierre S.A. (REIT)	462,209	12,289,254
Unibail-Rodamco-Westfield (REIT) (a)	92,171	6,895,549

		24,717,089

Germany—4.1%
Aroundtown S.A.	1,618,277	9,295,706
Deutsche Euroshop AG (a)	251,338	4,642,847
Grand City Properties S.A. (a)	240,337	4,810,787
LEG Immobilien AG	129,772	14,820,224
Vonovia SE	352,019	16,459,429

		50,028,993

Hong Kong—5.1%
CK Asset Holdings, Ltd.	1,754,887	11,994,162
Kerry Properties, Ltd.	2,193,323	6,180,749
Link REIT (REIT)	2,020,593	17,222,311
New World Development Co., Ltd.	2,442,903	9,919,452
Sino Land Co., Ltd.	7,363,333	9,506,603
Swire Properties, Ltd.	3,531,148	8,755,011

		63,578,288

Japan—9.3%
Activia Properties, Inc. (REIT)	2,836	9,877,856
AEON REIT Investment Corp. (REIT)	4,348	5,374,256
Daiwa Office Investment Corp. (REIT)	1,046	6,493,721
Hulic Co., Ltd.	797,495	7,160,449
Japan Hotel REIT Investment Corp. (REIT)	16,469	8,397,601

Japan—(Continued)
Japan Metropolitan Fund Investment Corp. (REIT)	10,945	9,248,564
Kenedix Office Investment Corp. (REIT)	1,702	10,195,353
Kenedix Residential Next Investment Corp. (REIT)	3,552	6,218,106
Kenedix Retail REIT Corp. (REIT)	1,524	3,490,636
LaSalle Logiport (REIT)	10,666	15,341,484
Mitsui Fudosan Co., Ltd.	404,057	8,644,795
Orix JREIT, Inc. (REIT)	7,756	10,514,685
Tokyu Fudosan Holdings Corp.	2,510,483	13,779,187

		114,736,693

Singapore—3.7%
Ascendas Real Estate Investment Trust (REIT)	6,815,490	14,696,984
CapitaLand Mall Trust (REIT)	6,820,735	11,295,582
Keppel REIT (REIT)	6,116,583	5,487,202
Lendlease Global Commercial REIT	10,915,420	6,232,642
Suntec Real Estate Investment Trust (REIT)	6,042,404	7,775,315

		45,487,725

Spain—0.8%
Merlin Properties Socimi S.A. (REIT) (a)	823,414	9,556,928

Sweden—1.9%
Castellum AB (b)	433,383	10,688,544
Catena AB	150,193	9,084,232
Hufvudstaden AB - A Shares	271,630	3,834,344

		23,607,120

United Kingdom—3.6%
Big Yellow Group plc (REIT)	309,098	6,220,458
Land Securities Group plc (REIT)	1,124,794	11,547,200
NewRiver REIT plc	2,431,447	2,722,245
Safestore Holdings plc (REIT)	321,342	5,639,922
Segro plc (REIT)	522,533	9,204,986
Tritax Big Box REIT plc (REIT)	2,855,889	9,038,711

		44,373,522

United States—59.6%
Alexandria Real Estate Equities, Inc. (REIT) (b)	113,438	22,829,398
American Campus Communities, Inc. (REIT)	326,889	18,295,977
Apartment Income REIT Corp. (REIT)	165,987	8,873,665
AvalonBay Communities, Inc. (REIT)	127,736	31,725,790
Camden Property Trust (REIT)	108,837	18,088,709
Crown Castle International Corp. (REIT)	134,418	24,813,563
CubeSmart (REIT)	539,017	28,045,055
DiamondRock Hospitality Co. (REIT) (a)	595,565	6,015,207
Duke Realty Corp. (REIT)	422,895	24,553,284
Equinix, Inc. (REIT)	58,902	43,682,901
Essex Property Trust, Inc. (REIT)	65,066	22,479,002
Extra Space Storage, Inc. (REIT)	246,564	50,693,558
Healthcare Trust of America, Inc. (REIT) - Class A	526,227	16,491,954
Host Hotels & Resorts, Inc. (REIT) (b)	622,537	12,095,894
Hudson Pacific Properties, Inc. (REIT) (b)	201,579	5,593,817
Invitation Homes, Inc. (REIT)	824,777	33,139,540
Life Storage, Inc. (REIT)	206,514	29,000,761

BHFTI-150

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
National Retail Properties, Inc. (REIT) (b)	236,696	$10,637,118
Park Hotels & Resorts, Inc. (REIT)	285,739	5,580,483
Pebblebrook Hotel Trust (REIT) (b)	421,844	10,326,741
Piedmont Office Realty Trust, Inc. (REIT) - Class A	324,315	5,584,704
Prologis, Inc. (REIT)	576,873	93,153,452
Realty Income Corp. (REIT)	771,914	53,493,640
Regency Centers Corp. (REIT)	296,352	21,141,752
Simon Property Group, Inc. (REIT)	454,409	59,782,048
Spirit Realty Capital, Inc. (REIT) (b)	341,037	15,694,523
Sun Communities, Inc. (REIT)	133,520	23,404,721
Sunstone Hotel Investors, Inc. (REIT) (a)	677,123	7,976,509
Welltower, Inc. (REIT) (b)	346,525	33,314,913

		736,508,679

Total Common Stocks (Cost $1,081,011,578)		1,226,440,499

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $7,226,703; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/25, with a market value of $7,371,266.	7,226,703	7,226,703

Total Short-Term Investments (Cost $7,226,703)		7,226,703

Securities Lending Reinvestments (c)—5.2%

Certificates of Deposit—0.4%
Barclays Bank plc 0.180%, 04/07/22	2,000,000	1,999,926
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	998,726
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	600,000	599,898
0.720%, SOFR + 0.440%, 09/26/22 (d)	1,000,000	1,000,199
Sumitomo Mitsui Banking Corp. 0.720%, SOFR + 0.450%, 09/06/22 (d)	1,000,000	999,930

		5,598,679

Repurchase Agreements—3.9%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $3,001,750; collateralized by various Common Stock with an aggregate market value of $3,334,370.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $12,681,188; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $12,934,725.	12,681,103	12,681,103

Repurchase Agreements—(Continued)
BofA Securities, Inc.
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $800,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $846,736.	800,000	800,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,200,700; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $1,262,268.	1,200,000	1,200,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $10,000,081; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $2,001,206; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $2,040,269.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,000,017; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $2,040,001.	2,000,000	2,000,000
National Bank Financial Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $3,900,243; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $3,980,219.	3,900,000	3,900,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $3,000,263; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $3,317,396.	3,000,000	3,000,000

BHFTI-151

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $2,000,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $2,220,753.	2,000,000	$2,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $600,006; collateralized by various Common Stock with an aggregate market value of $666,722.	600,000	600,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $1,100,012; collateralized by various Common Stock with an aggregate market value of $1,222,323.	1,100,000	1,100,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $500,006; collateralized by various Common Stock with an aggregate market value of $555,645.	500,000	500,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $800,065; collateralized by various Common Stock with an aggregate market value of $889,032.	800,000	800,000

		48,581,103

Time Deposits—0.4%
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Skandi (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		5,000,000

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (e)	2,000,000	2,000,000

Mutual Funds—(Continued)
Fidelity Government Portfolio, Institutional Class 0.160% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (e)	2,000,000	2,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $65,181,069)		65,179,782

Total Investments—105.1% (Cost $1,153,419,350)		1,298,846,984
Other assets and liabilities (net)—(5.1)%		(63,226,686)

Net Assets—100.0%		$1,235,620,298

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $62,587,026 and the collateral received consisted of cash in the amount of $65,180,633. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Retail REIT’s	20.7
Specialized REIT’s	15.2
Industrial REIT’s	14.7
Residential REIT’s	13.7
Real Estate Operating Companies	8.6
Office REIT’s	6.4
Diversified REIT’s	5.7
Hotel & Resort REITs	4.1
Health Care REITs	4.0
Diversified Real Estate Activities	3.6

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-152

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$56,098,830	$—	$56,098,830
Belgium	—	15,573,057	—	15,573,057
Canada	36,322,478	—	—	36,322,478
China	—	5,851,097	—	5,851,097
France	—	24,717,089	—	24,717,089
Germany	—	50,028,993	—	50,028,993
Hong Kong	—	63,578,288	—	63,578,288
Japan	—	114,736,693	—	114,736,693
Singapore	—	45,487,725	—	45,487,725
Spain	—	9,556,928	—	9,556,928
Sweden	—	23,607,120	—	23,607,120
United Kingdom	—	44,373,522	—	44,373,522
United States	736,508,679	—	—	736,508,679
Total Common Stocks	772,831,157	453,609,342	—	1,226,440,499
Total Short-Term Investment*	—	7,226,703	—	7,226,703
Securities Lending Reinvestments
Certificates of Deposit	—	5,598,679	—	5,598,679
Repurchase Agreements	—	48,581,103	—	48,581,103
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	59,179,782	—	65,179,782
Total Investments	$778,831,157	$520,015,827	$—	$1,298,846,984

Collateral for Securities Loaned (Liability)	$—	$(65,180,633)	$—	$(65,180,633)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-153

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Australia—2.2%
Brambles, Ltd.	3,288,200	$24,247,434
Orica, Ltd.	2,821,059	33,408,579

		57,656,013

Belgium—1.9%
Anheuser-Busch InBev S.A.	839,300	50,340,637

Canada—2.2%
Open Text Corp. (a)	786,600	33,354,130
Restaurant Brands International, Inc.	424,320	24,776,045

		58,130,175

China—6.4%
Alibaba Group Holding, Ltd. (b)	4,693,600	64,242,627
Prosus NV	1,232,903	65,266,616
Trip.com Group, Ltd. (b)	414,100	9,754,417
Vipshop Holdings, Ltd. (ADR) (b)	3,191,100	28,719,900

		167,983,560

Finland—0.7%
UPM-Kymmene Oyj	568,100	18,537,449

France—12.1%
Accor S.A. (b)	1,581,590	50,684,529
BNP Paribas S.A.	1,393,375	79,334,930
Capgemini SE	96,230	21,405,710
Danone S.A.	626,100	34,490,518
Edenred	150,000	7,415,337
Publicis Groupe S.A.	736,554	44,743,062
Valeo	1,537,900	28,255,571
Worldline S.A. (b)	1,199,200	51,989,150

		318,318,807

Germany—26.2%
adidas AG	101,500	23,701,903
Allianz SE	355,900	84,986,939
Bayer AG	1,469,960	100,570,552
Bayerische Motoren Werke AG	810,507	70,201,492
Continental AG (b)	824,690	59,485,804
Daimler Truck Holding AG (b)	1,324,470	36,795,148
Fresenius Medical Care AG & Co. KGaA (a)	778,100	52,181,370
Fresenius SE & Co. KGaA	1,266,300	46,594,973
Henkel AG & Co. KGaA	509,809	33,791,872
Mercedes-Benz Group AG	1,003,893	70,510,067
SAP SE	430,200	48,003,139
Siemens AG	161,000	22,308,514
ThyssenKrupp AG (b)	4,680,300	40,318,225
Vitesco Technologies Group AG (b)	32,061	1,272,412

		690,722,410

Indonesia—0.1%
Bank Mandiri Persero Tbk PT	6,939,900	3,807,960

Ireland—1.4%
Ryanair Holdings plc (ADR) (a) (b)	425,970	37,110,506

Italy—3.2%
Intesa Sanpaolo S.p.A.	35,827,000	81,890,054
Intesa Sanpaolo S.p.A.	403,400	928,092
Iveco Group NV (b)	364,540	2,368,742

		85,186,888

Japan—1.7%
Komatsu, Ltd.	845,500	20,288,344
Toyota Motor Corp. (a)	1,305,100	23,378,918

		43,667,262

Mexico—1.2%
Grupo Televisa S.A.B. (ADR)	2,764,708	32,347,084

Netherlands—2.6%
EXOR NV	719,152	54,851,198
Koninklijke Philips NV	478,800	14,647,923

		69,499,121

South Korea—1.6%
NAVER Corp.	154,800	43,285,679

Spain—1.5%
Amadeus IT Group S.A. (b)	589,800	38,417,215

Sweden—4.3%
H & M Hennes & Mauritz AB - B Shares (a)	3,089,100	41,254,054
SKF AB - B Shares (a)	2,331,390	37,896,517
Volvo AB - B Shares (a)	1,798,991	33,553,892

		112,704,463

Switzerland—11.1%
Cie Financiere Richemont S.A. - Class A	44,147	5,599,981
Credit Suisse Group AG	9,018,734	71,158,821
Glencore plc (b)	10,799,065	70,180,630
Holcim, Ltd. (b)	1,138,248	55,571,083
Novartis AG	563,800	49,446,085
Roche Holding AG	39,500	15,621,275
Swatch Group AG (The) - Bearer Shares	84,780	24,090,980

		291,668,855

United Kingdom—15.0%
CNH Industrial NV (a)	3,501,100	55,436,687
Compass Group plc	738,400	15,913,305
Informa plc (b)	3,308,949	25,969,437
Liberty Global plc - Class A (b)	1,738,300	44,344,033
Lloyds Banking Group plc	141,174,600	86,426,737
NatWest Group plc	7,175,901	20,191,668
Prudential plc	2,432,500	35,932,335
Reckitt Benckiser Group plc	292,800	22,380,749
Rolls-Royce Holdings plc (b)	7,953,365	10,457,066
Schroders plc	1,012,284	42,658,670
Smiths Group plc	756,309	14,336,471
WPP plc	1,724,234	22,563,721

		396,610,879

Total Common Stocks (Cost $2,484,934,969)		2,515,994,963

BHFTI-154

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Preferred Stock—1.3%

Security Description	Shares/ Principal Amount*	Value

South Korea—1.3%
Samsung Electronics Co., Ltd. (Cost $38,963,382)	663,700	$34,329,105

Short-Term Investment—3.0%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $80,103,444; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/24, with a market value of $81,705,609.	80,103,444	80,103,444

Total Short-Term Investments (Cost $80,103,444)		80,103,444

Securities Lending Reinvestments (c)—4.5%

Certificate of Deposit—0.0%
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	100,000	99,983

Repurchase Agreements—4.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $17,858,043; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $18,215,082.	17,857,924	17,857,924
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $8,000,064; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $8,160,000.	8,000,000	8,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,900,024; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $2,958,001.	2,900,000	2,900,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $14,000,124; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $14,287,964.	14,000,000	14,000,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $20,000,244; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $22,207,531.	20,000,000	20,000,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $10,640,596; collateralized by various Common Stock with an aggregate market value of $11,823,743.	10,640,490	10,640,490
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $2,500,026; collateralized by various Common Stock with an aggregate market value of $2,778,007.	2,500,000	2,500,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $9,500,108; collateralized by various Common Stock with an aggregate market value of $10,557,252.	9,500,000	9,500,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $800,065; collateralized by various Common Stock with an aggregate market value of $889,032.	800,000	800,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $21,000,233; collateralized by various Common Stock with an aggregate market value of $23,849,111.	21,000,000	21,000,000

		107,198,414

Time Deposits—0.2%
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Rabobank (New York) 0.310%, 04/01/22	2,000,000	2,000,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000

		6,000,000

Mutual Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (d)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $118,298,408)		118,298,397

Total Investments—104.2% (Cost $2,722,300,203)		2,748,725,909
Other assets and liabilities (net)—(4.2)%		(110,302,189)

Net Assets—100.0%		$2,638,423,720

BHFTI-155

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $105,782,649 and the collateral received consisted of cash in the amount of $118,298,335. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Banks	10.3
Machinery	7.1
Pharmaceuticals	6.3
Automobiles	6.2
Internet & Direct Marketing Retail	6.0
Insurance	4.6
IT Services	4.5
Capital Markets	4.3
Metals & Mining	4.2
Hotels, Restaurants & Leisure	3.8

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	6,372,000	SSBT	06/15/22	USD	6,923,756	$(7,395)

Contracts to Deliver
CHF	37,676,000	SSBT	06/15/22	USD	41,023,385	128,718

Net Unrealized Appreciation						$121,323

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust Co.

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-156

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$57,656,013	$—	$57,656,013
Belgium	—	50,340,637	—	50,340,637
Canada	58,130,175	—	—	58,130,175
China	28,719,900	139,263,660	—	167,983,560
Finland	—	18,537,449	—	18,537,449
France	—	318,318,807	—	318,318,807
Germany	—	690,722,410	—	690,722,410
Indonesia	—	3,807,960	—	3,807,960
Ireland	37,110,506	—	—	37,110,506
Italy	—	85,186,888	—	85,186,888
Japan	—	43,667,262	—	43,667,262
Mexico	32,347,084	—	—	32,347,084
Netherlands	—	69,499,121	—	69,499,121
South Korea	—	43,285,679	—	43,285,679
Spain	—	38,417,215	—	38,417,215
Sweden	—	112,704,463	—	112,704,463
Switzerland	—	291,668,855	—	291,668,855
United Kingdom	44,344,033	352,266,846	—	396,610,879
Total Common Stocks	200,651,698	2,315,343,265	—	2,515,994,963
Total Preferred Stock*	—	34,329,105	—	34,329,105
Total Short-Term Investment*	—	80,103,444	—	80,103,444
Securities Lending Reinvestments
Certificate of Deposit	—	99,983	—	99,983
Repurchase Agreements	—	107,198,414	—	107,198,414
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	113,298,397	—	118,298,397
Total Investments	$205,651,698	$2,543,074,211	$—	$2,748,725,909

Collateral for Securities Loaned (Liability)	$—	$(118,298,335)	$—	$(118,298,335)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$128,718	$—	$128,718
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,395)	—	(7,395)
Total Forward Contracts	$—	$121,323	$—	$121,323

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-157

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Commodity-Linked Securities—4.9% of Net Assets

Security Description	Principal Amount*	Value

Commodity-Linked Securities—4.9%
Canadian Imperial Bank of Commerce Commodity Linked Note, (linked to CIBC Custom 7 Agriculture Commodity Index, multiplied by 2), U.S. Federal Funds (Effective) Rate minus 0.020%, 11/30/22 (144A) (a)	9,480,000	$15,080,279
Cargill, Inc. Commodity Linked Note, (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), one month LIBOR Rate minus 0.010%, 05/31/22 (144A) (a)	17,770,000	30,269,641
Royal Bank of Canada Commodity Linked Note, (linked to RBC Enhanced Agriculture Basket 07 Excess Return Index, multiplied by 2), U.S. Federal Funds (Effective) Rate minus 0.040%, 12/05/22 (144A) (a)	13,000,000	20,839,582

Total Commodity-Linked Securities (Cost $40,250,000)		66,189,502

U.S. Treasury & Government Agencies—4.4%

U.S. Treasury—4.4%
U.S. Treasury Floating Rate Notes 0.661%, 3M USTBMM + 0.055%, 07/31/22 (a)	31,000,000	31,017,928
0.720%, 3M USTBMM + 0.114%, 04/30/22 (a)	28,000,000	28,004,949

Total U.S. Treasury & Government Agencies (Cost $59,000,000)		59,022,877

Municipals—4.2%
New York Metropolitan Transportation Authority 0.500%, 11/01/31 (a)	20,000,000	20,000,000
New York State Energy Research & Development Authority 0.510%, 11/01/39 (a)	19,800,000	19,800,000
Port of Portland OR Airport Revenue 0.580%, 07/01/26 (a)	17,530,000	17,530,000

Total Municipals (Cost $57,330,000)		57,330,000

Short-Term Investments—80.6%

Certificate of Deposit—6.7%
Bank of Montreal (Chicago) 0.230%, 05/10/22	20,000,000	19,995,093
Bank of Nova Scotia 0.450%, SOFR + 0.180%, 11/09/22 (a)	25,000,000	24,965,403
Canadian Imperial Bank of Commerce 0.420%, SOFR + 0.150%, 11/04/22 (a)	12,800,000	12,784,530
Standard Chartered Bank 1.110%, 06/16/22	15,000,000	15,012,739
Woori Bank. 0.330%, 06/16/22 (b)	18,000,000	17,980,792

		90,738,557

Commercial Paper—51.7%
ABN AMRO Funding USA LLC 0.351%, 06/16/22 (144A) (b)	10,000,000	9,981,627
Banco Santander S.A. 0.349%, 05/03/22 (b)	30,000,000	29,986,745

Commercial Paper—(Continued)
Bank of America N.A. 0.330%, 01/03/23 (b)	10,000,000	9,975,743
Banque et Caisse d’Epargne de L’Etat 0.956%, 07/07/22 (b)	35,000,000	34,909,581
Barclays Bank plc 0.470%, SOFR + 0.200%, 08/05/22 (144A) (a)	25,000,000	24,978,790
Bennington Stark Capital Co. LLC 0.330%, 04/21/22 (144A)	20,000,000	19,998,387
BMW U.S. Capital LLC Zero Coupon, 04/01/22 (144A)	30,000,000	29,999,762
CDP Financial, Inc. 0.257%, 05/09/22 (b)	6,500,000	6,496,578
Collateralized Commercial Paper Co. LLC 0.230%, 06/01/22 (b)	10,000,000	9,985,929
Collateralized Commercial Paper FLEX Co. LLC 0.480%, SOFR + 0.210%, 08/01/22 (144A) (a)	25,000,000	24,980,223
Crown Point Capital Co. LLC 0.470%, SOFR + 0.200%, 06/10/22 (144A) (a)	35,000,000	34,988,569
Dexia Credit Local S.A. 0.662%, 05/09/22 (144A) (b)	25,000,000	24,986,567
Erste Abwicklungsanstalt 0.604%, 06/02/22 (b)	37,000,000	36,957,071
FMS Wertmanagement 0.519%, 04/19/22 (144A) (b)	35,000,000	34,991,891
L’Oreal S.A. 0.580%, 06/03/22 (144A) (b)	35,000,000	34,962,231
LMA S.A. & LMA Americas Corp. 0.357%, 05/16/22 (144A) (b)	13,500,000	13,487,856
LVMH Moet Hennessy Louis Vuitton SE 0.374%, 04/13/22 (b)	25,000,000	24,997,310
0.528%, 05/23/22 (144A) (b)	15,000,000	14,987,435
Mont Blanc Capital Corp. 0.288%, 04/12/22 (144A) (b)	7,500,000	7,499,107
0.338%, 05/20/22 (144A) (b)	13,000,000	12,986,765
National Australia Bank, Ltd. 0.400%, SOFR + 0.130%, 09/12/22 (144A) (a)	22,000,000	21,891,713
Nestle Finance International, Ltd. 0.348%, 04/21/22 (b)	38,000,000	37,992,685
Oversea-Chinese Banking Corp., Ltd. 0.150%, 04/07/22 (b)	6,500,000	6,499,747
PACCAR Financial Corp. 0.301%, 04/14/22 (b)	12,500,000	12,498,410
Ridgefield Funding Co. LLC 0.247%, 05/06/22 (144A) (b)	25,000,000	24,984,000
Siemens Capital Co. LLC 0.289%, 04/04/22 (b)	35,000,000	34,998,927
Toronto-Dominion Bank (The) 0.236%, 05/05/22 (144A) (b)	15,000,000	14,994,575
0.430%, FEDL01 + 0.100%, 07/08/22 (144A) (a)	15,000,000	14,990,088
Toyota Motor Credit Corp. 0.460%, SOFR + 0.180%, 08/15/22 (a)	20,000,000	19,980,240
Toyota Motor Finance Netherlands B.V. 0.313%, 04/27/22 (b)	20,000,000	19,991,750
UBS AG 0.455%, SOFR + 0.190%, 06/15/22 (144A) (a)	10,000,000	9,996,208
Walmart Inc. 0.389%, 04/25/22 (144A) (b)	35,000,000	34,991,687

		695,948,197

BHFTI-158

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—13.6%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 0.174% (c) (d)	100,249,603	$100,249,603
STIT-Government & Agency Portfolio, Institutional Class 0.150% (c) (d)	50,114,097	50,114,097
STIT-Treasury Portfolio, Institutional Class 0.080% (c) (d)	32,639,590	32,639,590

		183,003,290

U.S. Treasury—8.6%
U.S. Treasury Bills
0.126%, 06/16/22 (b)	28,200,000	28,175,294
0.131%, 06/09/22 (b)	32,900,000	32,876,353
0.838%, 09/15/22 (b)	54,700,000	54,463,634

		115,515,281

Total Short-Term Investments (Cost $1,085,600,224)		1,085,205,325

Total Investments—94.1% (Cost $1,242,180,224)		1,267,747,704
Other assets and liabilities (net)—5.9%		78,799,234

Net Assets—100.0%		$1,346,546,938

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(d)	Affiliated Issuer.
Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $476,866,983, which is 35.4% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/22	2,037	AUD	258,175,552	$(7,267,731)
Brent Crude Oil Futures	05/31/22	258	USD	26,504,340	1,054,690
Canada Government Bond 10 Year Futures	06/21/22	1,895	CAD	247,411,200	(8,343,977)
Euro STOXX 50 Index Futures	06/17/22	1,860	EUR	71,107,800	3,166,749
Euro-Bund Futures	06/08/22	134	EUR	21,260,440	(1,283,795)
FTSE 100 Index Futures	06/17/22	1,303	GBP	97,542,580	6,002,006
Japanese Government 10 Year Bond Futures	06/13/22	116	JPY	17,365,200,000	(718,217)
MSCI Emerging Markets Index Mini Futures	06/17/22	1,345	USD	75,689,875	3,241,884
New York Harbor ULSD Futures	04/29/22	111	USD	15,668,516	1,446,855
RBOB Gasoline Futures	04/29/22	198	USD	26,202,884	1,020,744
Russell 2000 Index E-Mini Futures	06/17/22	770	USD	79,556,400	2,903,334
S&P 500 Index E-Mini Futures	06/17/22	280	USD	63,430,500	3,773,881
Silver Futures	05/26/22	301	USD	37,825,165	1,459,782
TOPIX Index Futures	06/09/22	627	JPY	12,204,555,000	9,535,780
U.S. Treasury Long Bond Futures	06/21/22	732	USD	109,845,750	(3,765,902)
United Kingdom Long Gilt Bond Futures	06/28/22	651	GBP	78,920,730	(995,648)
WTI Light Sweet Crude Oil Futures	05/20/22	258	USD	25,418,160	322,597

Net Unrealized Appreciation					$11,553,032

BHFTI-159

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.260%	Monthly	11/22/22	BBP	Barclays Copper Excess Return Index	USD	4,860,062	$229,859	$—	$229,859
Pay	0.300%	Monthly	02/07/23	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	28,103,871	528,832	—	528,832
Pay	0.470%	Monthly	02/15/23	CG	Cargill Commodity Index (a)	USD	37,605,602	(66,120)	—	(66,120)
Pay	0.120%	Monthly	12/08/22	CG	Cargill Gold Excess Return Index	USD	39,342,732	(889,481)	—	(889,481)
Pay	0.400%	Monthly	12/16/22	GSI	Goldman Sachs Alpha Basket 1121 Excess Return Index (b)	USD	20,029,838	(6,199)	—	(6,199)
Pay	0.250%	Monthly	03/08/23	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	19,070,944	(1,827,718)	—	(1,827,718)
Pay	0.300%	Monthly	02/09/23	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	3,975,528	(105,062)	—	(105,062)
Pay	0.140%	Monthly	02/03/23	MLI	Merrill Lynch Gold Excess Return Index	USD	23,981,360	626,508	—	626,508
Pay	0.250%	Monthly	02/03/23	MLI	Merrill Lynch Natural Gas Excess Return Index	USD	1,378,829	342,465	—	342,465
Pay	0.300%	Monthly	07/14/22	MSCS	S&P GSCI Aluminum Dynamic Roll Index	USD	18,535,714	1,719,118	—	1,719,118
Pay	0.090%	Monthly	03/08/23	JPMC	S&P GSCI Gold Excess Return Index	USD	20,063,664	(382,686)	—	(382,686)

Totals								$169,516	$—	$169,516

Cash in the amount of $3,100,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of March 31, 2022:

	Notional	Component
Futures Contracts—Long	Value	Weighting
Soybean Meal	$8,017,514	21.3%
Cotton No. 2	7,633,937	20.3%
Soybean	7,460,951	19.9%
Soybean Oil	4,828,559	12.8%
Wheat	2,677,519	7.1%
Corn No. 2 Yellow	2,252,576	6.0%
Sugar No. 11	2,192,407	5.8%
Coffee “C”	2,060,787	5.5%
Live Cattle	274,521	0.7%
Lean Hogs	206,831	0.6%

	$37,605,602	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of March 31, 2022:

	Notional	Component
Futures Contracts—Long	Value	Weighting
Soybean Meal	$4,270,362	21.3%
Cotton No. 2	4,066,057	20.3%
Soybean	3,973,920	19.9%
Soybean Oil	2,571,831	12.8%
Wheat	1,426,124	7.1%
Corn No. 2 Yellow	1,199,787	6.0%
Sugar No. 11	1,167,740	5.8%
Coffee “C”	1,097,635	5.5%
Live Cattle	146,218	0.7%
Lean Hogs	110,164	0.6%

	$20,029,838	100.0%

BHFTI-160

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MBL)—	Macquarie Bank, Ltd.
(MLI)—	Merill Lynch International
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Commodity-Linked Securities*	$—	$66,189,502	$—	$66,189,502
Total U.S. Treasury & Government Agencies*	—	59,022,877	—	59,022,877
Total Municipals*	—	57,330,000	—	57,330,000
Short-Term Investments
Certificate of Deposit	—	90,738,557	—	90,738,557
Commercial Paper	—	695,948,197	—	695,948,197
Mutual Funds	183,003,290	—	—	183,003,290
U.S. Treasury	—	115,515,281	—	115,515,281
Total Short-Term Investments	183,003,290	902,202,035	—	1,085,205,325
Total Investments	$183,003,290	$1,084,744,414	$—	$1,267,747,704

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$33,928,302	$—	$—	$33,928,302
Futures Contracts (Unrealized Depreciation)	(22,375,270)	—	—	(22,375,270)
Total Futures Contracts	$11,553,032	$—	$—	$11,553,032
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,446,782	$—	$3,446,782
OTC Swap Contracts at Value (Liabilities)	—	(3,277,266)	—	(3,277,266)
Total OTC Swap Contracts	$—	$169,516	$—	$169,516

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-161

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Textron, Inc.	386,137	$28,720,870

Air Freight & Logistics—1.7%
FedEx Corp.	171,027	39,573,937

Automobiles—1.7%
General Motors Co. (a)	881,886	38,573,694

Banks—12.8%
Bank of America Corp.	1,576,983	65,003,239
Citigroup, Inc.	674,259	36,005,431
Citizens Financial Group, Inc. (b)	689,050	31,234,636
Fifth Third Bancorp (b)	747,371	32,166,848
Huntington Bancshares, Inc. (b)	1,545,796	22,599,538
JPMorgan Chase & Co.	186,707	25,451,898
M&T Bank Corp. (b)	127,139	21,550,061
Wells Fargo & Co.	1,191,629	57,746,341

		291,757,992

Beverages—1.7%
Coca-Cola Co. (The)	638,477	39,585,574

Building Products—1.8%
Johnson Controls International plc	607,302	39,820,792

Capital Markets—4.2%
Goldman Sachs Group, Inc. (The)	96,739	31,933,544
Morgan Stanley	272,259	23,795,437
State Street Corp. (b)	462,670	40,307,810

		96,036,791

Chemicals—2.8%
CF Industries Holdings, Inc.	333,710	34,392,153
Corteva, Inc.	512,451	29,455,683

		63,847,836

Communications Equipment—2.1%
Cisco Systems, Inc.	827,569	46,145,248
F5, Inc. (a)	5,497	1,148,598

		47,293,846

Consumer Finance—0.4%
Capital One Financial Corp.	65,744	8,631,530

Containers & Packaging—1.6%
International Paper Co.	779,440	35,971,156

Electric Utilities—1.6%
Constellation Energy Corp.	179,000	10,068,750
Exelon Corp.	535,131	25,488,289

		35,557,039

Electrical Equipment—3.2%
Eaton Corp. plc	249,439	37,854,863
Emerson Electric Co.	366,987	35,983,075

		73,837,938

Equity Real Estate Investment Trusts—0.8%
Host Hotels & Resorts, Inc. (b)	986,372	19,165,208

Food Products—0.7%
Kraft Heinz Co. (The)	413,159	16,274,333

Health Care Equipment & Supplies—2.4%
Becton Dickinson & Co.	100,971	26,858,286
Dentsply Sirona, Inc. (b)	265,243	13,055,260
Medtronic plc	135,569	15,041,381

		54,954,927

Health Care Providers & Services—10.1%
Anthem, Inc.	129,325	63,527,026
CVS Health Corp.	418,224	42,328,451
HCA Healthcare, Inc.	91,853	23,020,199
Henry Schein, Inc. (a)	299,756	26,135,726
McKesson Corp.	145,954	44,680,898
UnitedHealth Group, Inc.	13,471	6,869,806
Universal Health Services, Inc. - Class B (b)	170,012	24,643,239

		231,205,345

Hotels, Restaurants & Leisure—2.8%
Booking Holdings, Inc. (a)	15,169	35,623,638
Las Vegas Sands Corp. (a) (b)	734,973	28,568,401

		64,192,039

Household Products—2.1%
Colgate-Palmolive Co.	232,787	17,652,238
Kimberly-Clark Corp.	242,451	29,860,265

		47,512,503

Industrial Conglomerates—1.2%
General Electric Co.	295,868	27,071,922

Insurance—3.2%
Allstate Corp. (The)	164,734	22,817,306
American International Group, Inc.	815,476	51,187,429

		74,004,735

Internet & Direct Marketing Retail—0.4%
eBay, Inc.	161,286	9,235,236

IT Services—3.3%
Cognizant Technology Solutions Corp. - Class A	482,306	43,248,379
DXC Technology Co. (a) (b)	947,829	30,927,660

		74,176,039

BHFTI-162

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—3.3%
Caterpillar, Inc.	187,625	$41,806,602
Westinghouse Air Brake Technologies Corp.	356,951	34,327,978

		76,134,580

Media—1.3%
Comcast Corp. - Class A	627,654	29,386,760

Oil, Gas & Consumable Fuels—11.5%
Chevron Corp.	349,568	56,920,158
ConocoPhillips	294,633	29,463,300
Devon Energy Corp.	524,187	30,995,177
Hess Corp.	347,857	37,234,613
Marathon Oil Corp.	1,209,400	30,368,034
Pioneer Natural Resources Co. (b)	146,822	36,709,905
Suncor Energy, Inc.	1,254,893	40,896,963

		262,588,150

Pharmaceuticals—5.7%
Bristol-Myers Squibb Co.	353,725	25,832,537
Johnson & Johnson	239,108	42,377,111
Merck & Co., Inc.	324,011	26,585,102
Sanofi (ADR)	665,987	34,191,773

		128,986,523

Semiconductors & Semiconductor Equipment—3.6%
Intel Corp.	319,010	15,810,136
NXP Semiconductors NV	198,630	36,762,440
QUALCOMM, Inc.	186,390	28,484,120

		81,056,696

Software—2.6%
CDK Global, Inc. (b)	592,232	28,829,854
Microsoft Corp.	100,204	30,893,895

		59,723,749

Tobacco—4.3%
Altria Group, Inc.	588,967	30,773,526
Philip Morris International, Inc.	717,111	67,365,407

		98,138,933

Wireless Telecommunication Services—1.0%
T-Mobile U.S., Inc. (a)	172,496	22,139,862

Total Common Stocks (Cost $1,491,002,369)		2,215,156,535

Short-Term Investment—2.7%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $62,177,830; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/25, with a market value of $63,421,476.	62,177,830	62,177,830

Total Short-Term Investments (Cost $62,177,830)		62,177,830

Securities Lending Reinvestments (c)—3.6%

Certificates of Deposit—0.2%
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (d)	1,000,000	1,000,000
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	998,726
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	800,000	799,864
0.720%, SOFR + 0.440%, 09/26/22 (d)	1,000,000	1,000,200
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (d)	1,000,000	997,662

		4,796,452

Repurchase Agreements—2.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $12,243,748; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $12,488,539.	12,243,666	12,243,666
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $3,603,399; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $3,675,438.	3,603,370	3,603,370
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $4,002,411; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $4,280,244.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $300,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $306,000.	300,000	300,000

BHFTI-163

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $11,111,721; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $11,340,176.	11,111,622	$11,111,622
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $3,100,193; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $3,163,764.	3,100,000	3,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $11,000,134; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $12,214,142.	11,000,000	11,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $5,000,057; collateralized by various Common Stock with an aggregate market value of $5,556,449.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,200,180; collateralized by various Common Stock with an aggregate market value of $2,444,837.	2,200,000	2,200,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $5,000,056; collateralized by various Common Stock with an aggregate market value of $5,790,942.	5,000,000	5,000,000

		57,558,658

Time Deposits—0.5%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	1,000,000	1,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	1,000,000	1,000,000
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	3,000,000	3,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	2,000,000	2,000,000

Time Deposits—(Continued)
Rabobank (New York) 0.310%, 04/01/22	2,000,000	2,000,000
Skandi (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Svenska (NY) 0.260%, 04/01/22	1,000,000	1,000,000

		11,000,000

Mutual Funds—0.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (e)	1,000,000	1,000,000
Fidelity Government Portfolio, Class I 0.120% (e)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.160% (e)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (e)	3,000,000	3,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $82,358,613)		82,355,110

Total Investments—103.5% (Cost $1,635,538,812)		2,359,689,475
Other assets and liabilities (net)—(3.5)%		(79,015,695)

Net Assets—100.0%		$2,280,673,780

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $78,338,359 and the collateral received consisted of cash in the amount of $82,358,032. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

BHFTI-164

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	1,097,696	RBC	04/22/22	USD	879,150	$(1,181)

Contracts to Deliver
CAD	24,678,641	DBAG	04/22/22	USD	19,615,900	(122,779)
CAD	1,148,217	GSI	04/22/22	USD	916,303	(2,074)
CAD	986,725	RBC	04/22/22	USD	784,213	(4,998)
EUR	15,460,196	DBAG	04/22/22	USD	17,053,959	(57,802)

Net Unrealized Depreciation						$(188,834)

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(USD)—	United States Dollar

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-165

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,215,156,535	$—	$—	$2,215,156,535
Total Short-Term Investment*	—	62,177,830	—	62,177,830
Securities Lending Reinvestments
Certificates of Deposit	—	4,796,452	—	4,796,452
Repurchase Agreements	—	57,558,658	—	57,558,658
Time Deposits	—	11,000,000	—	11,000,000
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	73,355,110	—	82,355,110
Total Investments	$2,224,156,535	$135,532,940	$—	$2,359,689,475

Collateral for Securities Loaned (Liability)	$—	$(82,358,032)	$—	$(82,358,032)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(188,834)	$—	$(188,834)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-166

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Brazil—0.2%
StoneCo, Ltd. - Class A (a) (b)	211,285	$2,472,034

China—3.8%
JD.com, Inc. (ADR) (a) (b)	721,560	41,756,677
Meituan - Class B (a)	277,000	5,458,457

		47,215,134

Denmark—2.2%
Ambu A/S - Class B (b)	130,447	1,915,731
Novo Nordisk A/S - Class B	230,654	25,544,163

		27,459,894

France—12.0%
Airbus SE (a)	350,785	42,400,622
Dassault Systemes SE	99,959	4,925,477
Kering S.A.	54,268	34,280,981
LVMH Moet Hennessy Louis Vuitton SE	94,731	67,455,056

		149,062,136

Germany—2.1%
SAP SE	236,758	26,418,241

India—4.6%
DLF, Ltd.	7,803,120	38,823,563
ICICI Bank, Ltd. (ADR) (b)	942,821	17,857,030

		56,680,593

Italy—0.4%
Brunello Cucinelli S.p.A. (a)	86,670	5,058,945

Japan—10.6%
FANUC Corp.	14,600	2,567,533
Keyence Corp.	72,800	33,846,754
Murata Manufacturing Co., Ltd. (b)	480,300	31,750,557
Nidec Corp. (b)	410,600	32,530,098
Omron Corp.	238,300	15,888,111
TDK Corp.	408,400	14,745,659

		131,328,712

Netherlands—0.9%
ASML Holding NV	16,366	10,916,112

Sweden—3.4%
Assa Abloy AB - Class B	717,647	19,350,286
Atlas Copco AB - A Shares	448,296	23,265,890

		42,616,176

Switzerland—0.9%
Lonza Group AG	11,864	8,595,269
Zur Rose Group AG (a) (b)	19,376	2,832,940

		11,428,209

United Kingdom—0.5%
Farfetch, Ltd. - Class A (a) (b)	411,692	6,224,783

United States—58.0%
Adobe, Inc. (a)	113,595	51,756,154
Agilent Technologies, Inc.	143,424	18,979,298
Alphabet, Inc. - Class A (a)	53,937	150,017,675
Amazon.com, Inc. (a)	4,114	13,411,434
Analog Devices, Inc.	294,222	48,599,590
Avantor, Inc. (a) (b)	584,870	19,780,303
Boston Scientific Corp. (a)	171,444	7,593,255
Castle Biosciences, Inc. (a) (b)	45,605	2,045,840
Charles River Laboratories International, Inc. (a)	21,129	6,000,002
Danaher Corp.	17,934	5,260,580
Datadog, Inc. - Class A (a)	15,452	2,340,515
Dun & Bradstreet Holdings, Inc. (a) (b)	112,447	1,970,071
Ecolab, Inc.	10,118	1,786,434
Equifax, Inc.	117,468	27,851,663
Fidelity National Information Services, Inc.	59,037	5,928,496
IDEXX Laboratories, Inc. (a)	7,155	3,914,214
Illumina, Inc. (a)	30,935	10,808,689
Intuit, Inc.	149,884	72,070,223
Intuitive Surgical, Inc. (a)	24,859	7,499,463
IQVIA Holdings, Inc. (a) (b)	42,924	9,924,458
Lam Research Corp.	2,298	1,235,428
Marriott International, Inc. - Class A (a)	29,176	5,127,682
Marvell Technology, Inc.	270,948	19,429,681
Meta Platforms, Inc. - Class A (a)	229,851	51,109,668
Microsoft Corp.	54,836	16,906,487
NVIDIA Corp.	28,599	7,803,523
Omnicell, Inc. (a)(b)	38,210	4,947,813
Phathom Pharmaceuticals, Inc. (a) (b)	125,939	1,714,030
Qualtrics International, Inc. - Class A (a) (b)	175,878	5,021,317
S&P Global, Inc. (b)	166,415	68,260,105
Splunk, Inc. (a)	58,784	8,735,890
United Parcel Service, Inc. - Class B (b)	163,178	34,995,154
Veracyte, Inc. (a)(b)	185,811	5,122,809
Visa, Inc. - Class A (b)	86,293	19,137,199
Walt Disney Co. (The) (a)	18,968	2,601,651

		719,686,794

Total Common Stocks (Cost $646,929,332)		1,236,567,763

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $12,062,994; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $12,304,348.	12,062,994	12,062,994

Total Short-Term Investments (Cost $12,062,994)		12,062,994

BHFTI-167

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—7.7%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.9%
Bank of Montreal
0.300%, 06/02/22	4,000,000	$3,997,064
Bank of Nova Scotia
0.520%, SOFR + 0.250%, 02/17/23 (d)	2,000,000	1,995,555
BNP Paribas S.A.
0.490%, SOFR + 0.220%, 11/17/22 (d)	1,000,000	998,592
Canadian Imperial Bank of Commerce (NY)
0.770%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	3,001,905
Cooperatieve Rabobank UA
0.840%, SOFR + 0.570%, 09/19/22 (d)	1,000,000	1,000,000
Credit Agricole S.A.
0.590%, 05/24/22	3,000,000	2,999,640
Natixis S.A. (New York)
0.330%, 06/09/22	2,000,000	1,998,308
Nordea Bank Abp.
0.720%, SOFR + 0.450%, 08/30/22 (d)	1,000,000	999,998
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	500,000	499,915
0.720%, SOFR + 0.440%, 09/26/22 (d)	1,000,000	1,000,199
Sumitomo Mitsui Banking Corp.
0.720%, SOFR + 0.450%, 09/06/22 (d)	1,000,000	999,930
Toronto-Dominion Bank (The)
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (d)	1,000,000	999,704
Westpac Banking Corp.
0.500%, SOFR + 0.230%, 02/17/23 (d)	3,000,000	2,990,619

		23,481,429

Commercial Paper—0.2%
Antalis S.A.
0.800%, 06/01/22	3,000,000	2,995,179

Repurchase Agreements—4.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $2,000,016; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,800,015; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,836,001.	1,800,000	1,800,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $15,304,379; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $15,610,456.	15,304,269	15,304,269

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $6,000,053; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $6,123,413.	6,000,000	6,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $4,600,286; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $4,694,617.	4,600,000	4,600,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $7,000,613; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $7,740,591.	7,000,000	7,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $11,103,766.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,800,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,998,678.	1,800,000	1,800,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $1,000,011; collateralized by various Common Stock with an aggregate market value of $1,111,290.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,400,196; collateralized by various Common Stock with an aggregate market value of $2,667,095.	2,400,000	2,400,000

		51,904,269

Time Deposits—1.2%
DZ Bank AG (NY)
0.300%, 04/01/22	2,000,000	2,000,000
Jyske Bank A/S
0.750%, 04/11/22	1,000,000	1,000,000
National Bank of Canada
0.370%, OBFR + 0.050%, 04/07/22 (d)	3,500,000	3,500,000
Rabobank (New York)
0.310%, 04/01/22	2,000,000	2,000,000

BHFTI-168

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—(Continued)
Skandi (NY)
0.300%, 04/01/22	4,000,000	$4,000,000
Svenska (NY)
0.260%, 04/01/22	2,000,000	2,000,000

		14,500,000

Mutual Funds—0.2%
Fidelity Government Portfolio, Class I 0.120% (e)	3,000,000	3,000,000

Total Securities Lending Reinvestments (Cost $95,900,174)		95,880,877

Total Investments—108.3% (Cost $754,892,500)		1,344,511,634
Other assets and liabilities (net)—(8.3)%		(103,434,214)

Net Assets—100.0%		$1,241,077,420

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $91,066,928 and the collateral received consisted of cash in the amount of $95,897,744 and non-cash collateral with a value of $36,349. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Interactive Media & Services	16.2
Software	15.2
Textiles, Apparel & Luxury Goods	8.6
Electronic Equipment, Instruments & Components	7.8
Semiconductors & Semiconductor Equipment	7.1
Life Sciences Tools & Services	6.4
Capital Markets	5.5
Internet & Direct Marketing Retail	5.4
Aerospace & Defense	3.4
Real Estate Management & Development	3.1

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-169

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,472,034	$—	$—	$2,472,034
China	41,756,677	5,458,457	—	47,215,134
Denmark	—	27,459,894	—	27,459,894
France	—	149,062,136	—	149,062,136
Germany	—	26,418,241	—	26,418,241
India	17,857,030	38,823,563	—	56,680,593
Italy	—	5,058,945	—	5,058,945
Japan	—	131,328,712	—	131,328,712
Netherlands	—	10,916,112	—	10,916,112
Sweden	—	42,616,176	—	42,616,176
Switzerland	—	11,428,209	—	11,428,209
United Kingdom	6,224,783	—	—	6,224,783
United States	719,686,794	—	—	719,686,794
Total Common Stocks	787,997,318	448,570,445	—	1,236,567,763
Total Short-Term Investment*	—	12,062,994	—	12,062,994
Securities Lending Reinvestments
Certificates of Deposit	—	23,481,429	—	23,481,429
Commercial Paper	—	2,995,179	—	2,995,179
Repurchase Agreements	—	51,904,269	—	51,904,269
Time Deposits	—	14,500,000	—	14,500,000
Mutual Funds	3,000,000	—	—	3,000,000
Total Securities Lending Reinvestments	3,000,000	92,880,877	—	95,880,877
Total Investments	$790,997,318	$553,514,316	$—	$1,344,511,634

Collateral for Securities Loaned (Liability)	$—	$(95,897,744)	$—	$(95,897,744)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-170

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Mercury Systems, Inc. (a)	60,093	$3,872,994

Air Freight & Logistics—0.9%
GXO Logistics, Inc. (a)	136,244	9,719,647

Auto Components—2.2%
Fox Factory Holding Corp. (a)	80,691	7,903,683
Gentherm, Inc. (a) (b)	101,267	7,396,542
Visteon Corp. (a)	81,114	8,851,971

		24,152,196

Automobiles—0.8%
Harley-Davidson, Inc.	227,518	8,964,209

Banks—0.5%
Silvergate Capital Corp. - Class A (a)	33,591	5,057,797

Biotechnology—7.3%
Abcam plc (a)	493,957	8,924,077
ALX Oncology Holdings, Inc. (a) (b)	101,094	1,708,489
Ascendis Pharma A/S (ADR) (a) (b)	60,040	7,046,294
CareDx, Inc. (a)	288,967	10,688,889
ChemoCentryx, Inc. (a) (b)	214,614	5,380,373
Fate Therapeutics, Inc. (a) (b)	153,872	5,965,617
Halozyme Therapeutics, Inc. (a)	359,537	14,338,336
Intellia Therapeutics, Inc. (a)	55,422	4,027,517
Iovance Biotherapeutics, Inc. (a)	236,834	3,943,286
Mirati Therapeutics, Inc. (a) (b)	61,616	5,066,068
Natera, Inc. (a) (b)	189,244	7,698,446
Twist Bioscience Corp. (a)	109,239	5,394,222

		80,181,614

Building Products—1.2%
Builders FirstSource, Inc. (a)	110,564	7,135,801
Trex Co., Inc. (a)	93,185	6,087,776

		13,223,577

Capital Markets—3.9%
LPL Financial Holdings, Inc.	119,854	21,894,929
Morningstar, Inc.	45,444	12,413,937
TMX Group, Ltd.	77,287	7,949,096

		42,257,962

Chemicals—2.1%
Aspen Aerogels, Inc. (a)	74,476	2,567,932
Axalta Coating Systems, Ltd. (a)	288,769	7,097,942
Element Solutions, Inc.	631,290	13,825,251

		23,491,125

Commercial Services & Supplies—1.3%
Clean Harbors, Inc. (a)	125,043	13,959,800

Communications Equipment—0.6%
Calix, Inc. (a)	149,843	6,429,763

Construction & Engineering—3.2%
AECOM	186,126	14,296,338
Construction Partners, Inc. - Class A (a)	316,526	8,286,651
Valmont Industries, Inc.	52,268	12,471,145

		35,054,134

Construction Materials—0.8%
Eagle Materials, Inc.	70,384	9,034,490

Containers & Packaging—0.6%
Ranpak Holdings, Corp. (a) (b)	344,131	7,030,596

Distributors—1.0%
Pool Corp.	25,181	10,647,786

Diversified Telecommunication Services—1.1%
Iridium Communications, Inc. (a)	293,017	11,814,445

Electrical Equipment—1.3%
Shoals Technologies Group, Inc. - Class A (a) (b)	363,394	6,192,234
Vicor Corp. (a)	118,312	8,346,911

		14,539,145

Electronic Equipment, Instruments & Components—1.8%
Fabrinet (a)	88,662	9,321,036
Littelfuse, Inc.	39,951	9,964,179

		19,285,215

Equity Real Estate Investment Trusts—1.2%
EastGroup Properties, Inc.	55,180	11,216,990
Terreno Realty Corp.	29,449	2,180,699

		13,397,689

Food & Staples Retailing—0.9%
Performance Food Group Co. (a)	204,687	10,420,615

Health Care Equipment & Supplies—8.0%
AtriCure, Inc. (a)	185,950	12,211,337
CONMED Corp. (b)	32,350	4,805,593
CryoPort, Inc. (a) (b)	245,766	8,579,691
Inari Medical, Inc. (a)	137,566	12,468,982
Insulet Corp. (a)	39,558	10,537,856
iRhythm Technologies, Inc. (a)	118,322	18,632,165
Mesa Laboratories, Inc. (b)	35,099	8,946,033
Tandem Diabetes Care, Inc. (a)	101,011	11,746,569

		87,928,226

Health Care Providers & Services—2.5%
Amedisys, Inc. (a)	42,196	7,269,949
Chemed Corp.	17,397	8,812,450
LHC Group, Inc. (a)	51,774	8,729,096
R1 RCM, Inc. (a)	107,906	2,887,565

		27,699,060

BHFTI-171

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—1.1%
Omnicell, Inc. (a)	62,240	$8,059,457
Schrodinger, Inc. (a)	112,707	3,845,563

		11,905,020

Hotels, Restaurants & Leisure—4.5%
Marriott Vacations Worldwide Corp.	76,932	12,132,177
Penn National Gaming, Inc. (a) (b)	159,347	6,759,500
Planet Fitness, Inc. - Class A (a)	139,294	11,767,557
Texas Roadhouse, Inc.	118,218	9,898,393
Wingstop, Inc. (b)	72,961	8,561,973

		49,119,600

Household Durables—1.4%
Installed Building Products, Inc. (b)	87,182	7,366,007
Sonos, Inc. (a) (b)	275,765	7,782,088

		15,148,095

Insurance—1.0%
BRP Group, Inc. - Class A (a)	310,409	8,328,273
Hanover Insurance Group, Inc. (The)	14,640	2,188,973

		10,517,246

Internet & Direct Marketing Retail—1.7%
Overstock.com, Inc. (a) (b)	194,825	8,573,274
Shutterstock, Inc.	106,561	9,918,698

		18,491,972

IT Services—1.5%
Endava plc (ADR) (a)	34,410	4,577,562
ExlService Holdings, Inc. (a)	29,570	4,236,494
Flywire Corp. (a)	262,792	8,036,180

		16,850,236

Life Sciences Tools & Services—3.8%
Maravai LifeSciences Holdings, Inc. - Class A (a) (b)	181,967	6,417,976
NanoString Technologies, Inc. (a)	257,190	8,937,353
Repligen Corp. (a)	60,848	11,444,900
Syneos Health, Inc. (a)	183,472	14,852,058

		41,652,287

Machinery—4.3%
Chart Industries, Inc. (a) (b)	50,871	8,738,112
Evoqua Water Technologies Corp. (a)	374,936	17,614,493
Kennametal, Inc.	13,839	395,934
Kornit Digital, Ltd. (a)	98,156	8,116,519
Nordson Corp.	41,585	9,443,122
Terex Corp.	83,580	2,980,463

		47,288,643

Metals & Mining—1.3%
Cleveland-Cliffs, Inc. (a) (b)	444,679	14,323,111

Oil, Gas & Consumable Fuels—1.6%
Matador Resources Co. (b)	178,928	9,479,606
Oasis Petroleum, Inc.	53,717	7,858,797

		17,338,403

Personal Products—0.7%
Beauty Health Co. (The) (a) (b)	436,834	7,373,758

Pharmaceuticals—0.5%
Arvinas, Inc. (a)	82,380	5,544,174

Professional Services—2.3%
ASGN, Inc. (a)	105,776	12,345,117
Clarivate plc (a) (b)	279,657	4,687,051
KBR, Inc.	159,785	8,745,033

		25,777,201

Road & Rail—1.2%
Saia, Inc. (a)	53,563	13,059,731

Semiconductors & Semiconductor Equipment—7.9%
Allegro MicroSystems, Inc. (a)	395,131	11,221,720
Ambarella, Inc. (a)	93,146	9,772,878
Impinj, Inc. (a)	119,390	7,586,041
Lattice Semiconductor Corp. (a)	380,133	23,169,106
MACOM Technology Solutions Holdings, Inc. (a)	76,312	4,568,800
Power Integrations, Inc.	99,854	9,254,469
Semtech Corp. (a)	109,609	7,600,288
Silicon Laboratories, Inc. (a) (b)	88,621	13,310,874

		86,484,176

Software—12.6%
Altair Engineering, Inc. - Class A (a)	163,002	10,497,329
Avalara, Inc. (a) (b)	67,447	6,711,651
Black Knight, Inc. (a)	120,324	6,977,589
Blackline, Inc. (a) (b)	137,634	10,077,561
Cerence, Inc. (a) (b)	94,444	3,409,428
Descartes Systems Group, Inc. (The) (a)	77,896	5,706,661
Duck Creek Technologies, Inc. (a) (b)	241,596	5,344,104
Five9, Inc. (a) (b)	72,924	8,050,810
Guidewire Software, Inc. (a) (b)	80,164	7,585,118
KnowBe4, Inc. - Class A (a)	437,775	10,077,581
Manhattan Associates, Inc. (a)	65,213	9,045,695
Matterport, Inc. (a) (b)	134,762	1,094,267
Olo, Inc. - Class A (a) (b)	411,216	5,448,612
Pegasystems, Inc.	30,898	2,491,924
Q2 Holdings, Inc. (a) (b)	62,225	3,836,171
Qualys, Inc. (a)	95,681	13,625,931
Rapid7, Inc. (a) (b)	99,671	11,087,402
Sprout Social, Inc. - Class A (a)	87,568	7,015,948
Workiva, Inc. (a) (b)	83,309	9,830,462

		137,914,244

Specialty Retail—2.2%
Five Below, Inc. (a) (b)	52,353	8,291,145
Floor & Decor Holdings, Inc. - Class A (a)	89,122	7,218,882

BHFTI-172

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
National Vision Holdings, Inc. (a)	194,299	$8,465,607

		23,975,634

Textiles, Apparel & Luxury Goods—0.7%
Kontoor Brands, Inc.	198,338	8,201,276

Trading Companies & Distributors—1.8%
SiteOne Landscape Supply, Inc. (a) (b)	46,596	7,534,107
WESCO International, Inc. (a)	94,924	12,353,410

		19,887,517

Total Common Stocks (Cost $887,068,401)		1,049,014,409

Short-Term Investment—4.9%

Repurchase Agreement—4.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $53,632,145; collateralized by U.S. Treasury Note at 1.000%, maturing 12/15/24, with a market value of $54,704,825.	53,632,145	53,632,145

Total Short-Term Investments (Cost $53,632,145)		53,632,145

Securities Lending Reinvestments (c)—9.9%

Certificates of Deposit—2.8%
Barclays Bank plc 0.180%, 04/07/22	5,000,000	4,999,815
Credit Agricole S.A. 0.590%, 05/24/22	1,000,000	999,880
Credit Industriel et Commercial Zero Coupon, 04/14/22	5,000,000	4,999,150
Credit Suisse Group AG 0.830%, 06/03/22	2,000,000	2,000,368
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	998,726
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (d)	2,000,000	1,998,718
Mizuho Bank, Ltd. 0.250%, 05/05/22	2,000,000	1,999,382
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (d)	3,000,000	2,999,994
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	1,000,000	999,830
0.720%, SOFR + 0.440%, 09/26/22 (d)	2,000,000	2,000,399
Sumitomo Mitsui Banking Corp.
0.200%, 04/26/22	2,000,000	1,999,548
0.720%, SOFR + 0.450%, 09/06/22 (d)	3,000,000	2,999,790
Toronto-Dominion Bank (The) 0.820%, FEDEFF PRV + 0.490%, 12/23/22 (d)	2,000,000	1,999,408

		30,995,008

Security Description	Principal Amount*	Value

Commercial Paper—0.6%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (d)	2,000,000	$2,000,798
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	4,000,000	3,998,480
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (d)	1,000,000	998,991

		6,998,269

Repurchase Agreements—4.3%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $3,001,750; collateralized by various Common Stock with an aggregate market value of $3,334,370.	3,000,000	3,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $12,653,248; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $12,906,227.	12,653,164	12,653,164
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $7,800,063; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $7,956,000.	7,800,000	7,800,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $5,350,305.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,100,018; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $2,142,001.	2,100,000	2,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $3,900,048; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $4,330,469.	3,900,000	3,900,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $7,200,072; collateralized by various Common Stock with an aggregate market value of $8,000,661.	7,200,000	7,200,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $800,008; collateralized by various Common Stock with an aggregate market value of $888,962.	800,000	800,000

BHFTI-173

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $2,400,027; collateralized by various Common Stock with an aggregate market value of $2,667,095.	2,400,000	$2,400,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $1,600,131; collateralized by various Common Stock with an aggregate market value of $1,778,064.	1,600,000	1,600,000

		46,453,164

Time Deposits—0.8%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	2,000,000	2,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Jyske Bank A/S 0.750%, 04/11/22	1,000,000	1,000,000
Rabobank (New York) 0.310%, 04/01/22	2,000,000	2,000,000
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		9,000,000

Mutual Funds—1.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.240% (e)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.160% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (e)	5,000,000	5,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $108,452,220)		108,446,441

Total Investments—110.5% (Cost $1,049,152,766)		1,211,092,995
Other assets and liabilities (net)—(10.5)%		(115,354,117)

Net Assets—100.0%		$1,095,738,878

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $104,459,297 and the collateral received consisted of cash in the amount of $108,444,299. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-174

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,872,994	$—	$—	$3,872,994
Air Freight & Logistics	9,719,647	—	—	9,719,647
Auto Components	24,152,196	—	—	24,152,196
Automobiles	8,964,209	—	—	8,964,209
Banks	5,057,797	—	—	5,057,797
Biotechnology	71,257,537	8,924,077	—	80,181,614
Building Products	13,223,577	—	—	13,223,577
Capital Markets	42,257,962	—	—	42,257,962
Chemicals	23,491,125	—	—	23,491,125
Commercial Services & Supplies	13,959,800	—	—	13,959,800
Communications Equipment	6,429,763	—	—	6,429,763
Construction & Engineering	35,054,134	—	—	35,054,134
Construction Materials	9,034,490	—	—	9,034,490
Containers & Packaging	7,030,596	—	—	7,030,596
Distributors	10,647,786	—	—	10,647,786
Diversified Telecommunication Services	11,814,445	—	—	11,814,445
Electrical Equipment	14,539,145	—	—	14,539,145
Electronic Equipment, Instruments & Components	19,285,215	—	—	19,285,215
Equity Real Estate Investment Trusts	13,397,689	—	—	13,397,689
Food & Staples Retailing	10,420,615	—	—	10,420,615
Health Care Equipment & Supplies	87,928,226	—	—	87,928,226
Health Care Providers & Services	27,699,060	—	—	27,699,060
Health Care Technology	11,905,020	—	—	11,905,020
Hotels, Restaurants & Leisure	49,119,600	—	—	49,119,600
Household Durables	15,148,095	—	—	15,148,095
Insurance	10,517,246	—	—	10,517,246
Internet & Direct Marketing Retail	18,491,972	—	—	18,491,972
IT Services	16,850,236	—	—	16,850,236
Life Sciences Tools & Services	41,652,287	—	—	41,652,287
Machinery	47,288,643	—	—	47,288,643
Metals & Mining	14,323,111	—	—	14,323,111
Oil, Gas & Consumable Fuels	17,338,403	—	—	17,338,403
Personal Products	7,373,758	—	—	7,373,758
Pharmaceuticals	5,544,174	—	—	5,544,174
Professional Services	25,777,201	—	—	25,777,201
Road & Rail	13,059,731	—	—	13,059,731
Semiconductors & Semiconductor Equipment	86,484,176	—	—	86,484,176
Software	137,914,244	—	—	137,914,244
Specialty Retail	23,975,634	—	—	23,975,634
Textiles, Apparel & Luxury Goods	8,201,276	—	—	8,201,276

BHFTI-175

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Trading Companies & Distributors	$19,887,517	$—	$—	$19,887,517
Total Common Stocks	1,040,090,332	8,924,077	—	1,049,014,409
Total Short-Term Investment*	—	53,632,145	—	53,632,145
Securities Lending Reinvestments
Certificates of Deposit	—	30,995,008	—	30,995,008
Commercial Paper	—	6,998,269	—	6,998,269
Repurchase Agreements	—	46,453,164	—	46,453,164
Time Deposits	—	9,000,000	—	9,000,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	93,446,441	—	108,446,441
Total Investments	$1,055,090,332	$156,002,663	$—	$1,211,092,995

Collateral for Securities Loaned (Liability)	$—	$(108,444,299)	$—	$(108,444,299)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—52.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—24.9%
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	522,099	$537,093
6.000%, 07/01/28	111,572	119,028
Fannie Mae 30 Yr. Pool 2.500%, 09/01/51	3,882,310	3,715,574
2.500%, 01/01/52	3,249,371	3,104,431
3.000%, 01/01/52	2,903,027	2,853,663
3.500%, 07/01/42	790,863	805,985
3.500%, 08/01/42	271,425	272,174
3.500%, 07/01/50	2,653,312	2,674,689
3.500%, 12/01/51	2,078,155	2,115,684
3.500%, 02/01/52	4,863,280	4,909,552
4.000%, 06/01/47	958,434	993,402
4.500%, 02/01/40	201,023	213,343
5.000%, 09/01/35	415,468	441,686
6.000%, 12/01/39	152,712	170,587
Fannie Mae ARM Pool 0.721%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,408,748	3,407,502
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	389,802	423,341
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,919,746	3,931,790
Fannie Mae Pool 1.800%, 10/01/33	3,484,000	3,095,983
2.440%, 06/01/30	3,000,000	2,896,940
2.510%, 10/01/30 (h) (i)	3,000,000	3,016,406
2.640%, 04/01/23	1,695,347	1,700,509
2.640%, 05/01/23	2,019,124	2,026,291
2.700%, 05/01/23	5,000,000	5,019,689
2.720%, 03/01/23	2,750,947	2,761,884
2.730%, 07/01/28	2,910,610	2,891,425
2.810%, 09/01/31	1,440,858	1,424,101
2.970%, 06/01/30	2,750,000	2,748,368
2.980%, 09/01/36	1,324,727	1,319,382
3.000%, 01/01/43	1,804,612	1,798,506
3.000%, 07/01/60	3,164,252	3,127,048
3.090%, 07/01/22 (a)	155,338	155,279
3.235%, 10/01/26	1,292,507	1,312,437
3.260%, 12/01/26	906,404	919,663
3.290%, 08/01/26	1,944,971	1,970,619
3.340%, 02/01/27	1,500,000	1,526,408
3.380%, 12/01/23	1,856,133	1,872,485
3.450%, 01/01/24	915,374	924,101
3.500%, 08/01/26	81,093	81,998
3.500%, 02/01/33	1,305,656	1,319,056
3.500%, 05/01/33	1,650,323	1,671,033
3.500%, 07/01/43	1,285,390	1,312,414
3.500%, 03/01/60	2,747,210	2,775,141
3.550%, 02/01/30	1,500,000	1,552,050
3.760%, 11/01/23	1,028,883	1,042,627
3.970%, 08/01/33	4,977,710	5,212,238
3.990%, 02/01/28	1,627,488	1,714,759
4.000%, 10/01/32	439,725	452,289
4.000%, 12/01/40	104,221	108,785
4.000%, 07/01/42	713,076	742,154
5.500%, 01/01/58	2,344,352	2,629,263

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (b)	738,422	643,902
Zero Coupon, 10/25/43 (b)	432,671	372,706
Zero Coupon, 12/25/43 (b)	806,211	698,596
0.616%, 03/25/27 (a)	21,019	20,922
0.957%, 1M LIBOR + 0.500%, 05/25/35 (a)	318,550	318,784
0.957%, 1M LIBOR + 0.500%, 10/25/42 (a)	285,686	287,938
1.057%, 1M LIBOR + 0.600%, 10/25/43 (a)	980,094	992,863
1.057%, 1M LIBOR + 0.600%, 12/25/43 (a)	961,598	970,731
1.357%, 1M LIBOR + 0.900%, 03/25/38 (a)	133,676	136,992
1.457%, 1M LIBOR + 1.000%, 08/25/32 (a)	332,975	339,884
3.500%, 02/25/43	2,018,075	1,993,896
3.500%, 11/25/57	3,002,940	3,052,788
5.000%, 03/25/40	2,528,013	2,671,333
5.500%, 12/25/35	691,858	741,030
6.000%, 01/25/36	903,327	945,562
6.073%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (c)	2,201,623	396,096
6.500%, 07/18/28	61,140	65,378
Fannie Mae-ACES 0.670%, 10/25/30	2,092,223	1,948,854
1.000%, 11/25/33	1,285,233	1,200,967
1.200%, 10/25/30	995,000	914,328
1.764%, 11/25/31 (a)	7,400,000	6,662,896
1.905%, 10/25/30 (a) (c)	16,047,703	1,571,215
1.975%, 11/25/33 (a) (c)	7,695,490	924,495
2.488%, 05/25/26	1,600,000	1,585,215
2.491%, 12/25/26 (a)	750,629	743,681
2.723%, 10/25/24	1,713,328	1,696,027
3.059%, 03/25/28 (a)	1,941,694	1,991,434
3.061%, 05/25/27 (a)	2,985,011	3,024,812
3.073%, 06/25/27 (a)	2,632,442	2,672,043
3.085%, 02/25/30 (a)	1,504,000	1,535,851
3.119%, 04/25/29 (a)	2,550,775	2,595,551
3.346%, 03/25/24 (a)	1,693,233	1,706,842
3.364%, 07/25/28 (a)	3,757,000	3,890,703
3.501%, 01/25/24 (a)	698,540	704,509
3.554%, 09/25/28 (a)	3,075,000	3,221,032
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	455,607	461,686
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	1,285,718	1,338,553
4.000%, 06/01/43	96,341	98,485
4.000%, 08/01/43	2,178,917	2,259,714
4.000%, 07/01/48	1,848,986	1,899,527
5.000%, 08/01/39	510,524	552,374
Freddie Mac 30 Yr. Pool 3.000%, 02/01/52	3,033,291	2,969,746
Freddie Mac ARM Non-Gold Pool 2.106%, 12M LIBOR + 1.837%, 07/01/40 (a)	405,182	421,053
Freddie Mac Gold Pool
3.500%, 12/01/32	1,389,618	1,407,104
3.500%, 01/01/33	2,301,054	2,331,643
3.500%, 03/01/33	2,138,097	2,165,419
3.500%, 04/01/33	3,424,977	3,473,705
3.500%, 05/01/33	1,032,563	1,047,377
3.500%, 06/01/43	1,005,457	1,024,534

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Gold Pool
4.000%, 09/01/32	295,041	$303,898
4.000%, 11/01/32	1,264,429	1,304,813
4.000%, 12/01/32	667,168	688,295
4.000%, 01/01/33	57,035	58,510
4.000%, 02/01/33	282,610	290,518
4.000%, 01/01/46	1,486,688	1,552,471
5.000%, 02/01/34	207,602	215,450
Freddie Mac Multifamily Structured Pass-Through Certificates 2.522%, 01/25/23	726,308	728,506
2.838%, 09/25/22	203,786	204,406
2.970%, 04/25/28 (a)	1,790,000	1,824,382
3.117%, 06/25/27	2,487,000	2,526,193
3.243%, 04/25/27	1,996,000	2,037,756
3.303%, 11/25/27 (a)	1,755,000	1,800,514
3.326%, 05/25/27	1,072,000	1,094,516
3.490%, 01/25/24	2,000,000	2,026,359
3.690%, 01/25/29	397,000	417,423
3.850%, 05/25/28 (a)	7,385,000	7,712,957
3.900%, 08/25/28 (a)	3,170,000	3,360,462
Freddie Mac REMICS (CMO) 0.847%, 1M LIBOR + 0.450%, 08/15/42 (a)	2,151,271	2,158,831
1.077%, 1M LIBOR + 0.680%, 11/15/37 (a)	391,520	397,145
1.097%, 1M LIBOR + 0.700%, 03/15/24 (a)	61,188	61,421
1.747%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	640,754
3.000%, 02/15/26	386,387	389,180
5.000%, 08/15/35	762,092	810,308
5.973%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (c)	1,935,472	346,810
6.000%, 07/15/35	2,303,551	2,513,007
6.000%, 03/15/36	1,734,019	1,930,695
6.003%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (c)	946,956	115,893
6.500%, 05/15/28	121,413	129,655
6.500%, 03/15/37	377,611	423,278
Freddie Mac STACR Trust (CMO) 3.500%, 05/25/57	4,319,753	4,340,868
3.500%, 06/25/57	3,782,060	3,800,367
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (b)	424,215	368,273
3.000%, 01/15/43	1,456,350	1,426,693
FREMF Mortgage Trust 3.420%, 04/25/28 (144A) (a)	3,100,000	2,991,316
3.578%, 11/25/49 (144A) (a)	1,700,000	1,675,424
3.673%, 11/25/49 (144A) (a)	2,000,000	1,992,448
3.894%, 07/25/49 (144A) (a)	1,635,000	1,649,521
4.074%, 11/25/47 (144A) (a)	1,577,000	1,579,806
Ginnie Mae II 30 Yr. Pool 2.500%, 08/20/51	16,247,968	15,780,134
2.500%, 10/20/51	2,958,354	2,873,173
3.000%, 02/20/51	1,789,827	1,796,005
3.500%, 01/20/51	3,241,604	3,329,193
3.500%, 02/20/52	3,384,827	3,483,106
4.000%, 01/20/52	3,239,692	3,389,002
4.000%, 02/20/52	3,494,621	3,656,754
4.500%, 11/20/49	2,297,072	2,440,796
Ginnie Mae II ARM Pool 1.875%, 1Y H15 + 1.500%, 04/20/41 (a)	147,862	153,429
2.040%, 1Y H15 + 1.752%, 10/20/71 (a)	3,081,266	3,276,709

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Strips (CMO)
2.047%, 1Y H15 + 1.756%, 11/20/71 (a)	3,235,976	3,445,099
2.066%, 1Y H15 + 1.782%, 12/20/71 (a)	2,861,572	3,054,485
2.069%, 1Y H15 + 1.790%, 09/20/71 (a)	2,990,001	3,185,816
2.136%, 1Y H15 + 1.833%, 08/20/71 (a)	3,023,836	3,226,983
Government National Mortgage Association (CMO) 0.406%, 1M LIBOR + 0.300%, 08/20/60 (a)	591	587
0.406%, 1M LIBOR + 0.300%, 11/20/62 (a)	809	804
0.446%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,067,539	1,061,103
0.491%, 1M LIBOR + 0.410%, 03/20/63 (a)	298,049	296,699
0.506%, 1M LIBOR + 0.400%, 02/20/62 (a)	20,676	20,580
0.526%, 1M LIBOR + 0.420%, 02/20/63 (a)	865,984	861,293
0.576%, 1M LIBOR + 0.470%, 03/20/63 (a)	1,506,540	1,502,430
0.576%, 1M LIBOR + 0.470%, 07/20/64 (a)	1,847,334	1,841,713
0.576%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,113,157	1,108,954
0.586%, 1M LIBOR + 0.480%, 04/20/63 (a)	3,045,474	3,036,884
0.606%, 1M LIBOR + 0.500%, 01/20/63 (a)	11,078	11,042
0.606%, 1M LIBOR + 0.500%, 04/20/63 (a)	3,418,309	3,407,796
0.606%, 1M LIBOR + 0.500%, 06/20/64 (a)	3,196,553	3,186,166
0.606%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,426,921	1,422,325
0.656%, 1M LIBOR + 0.550%, 04/20/62 (a)	1,389	1,387
0.706%, 1M LIBOR + 0.600%, 04/20/64 (a)	8,014,413	8,008,936
0.756%, 1M LIBOR + 0.650%, 07/20/63 (a)	1,894,474	1,893,333
0.756%, 1M LIBOR + 0.650%, 01/20/64 (a)	804,572	804,251
0.756%, 1M LIBOR + 0.650%, 02/20/64 (a)	2,566,972	2,566,001
0.756%, 1M LIBOR + 0.650%, 03/20/64 (a)	708,387	708,291
0.796%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,291,635	1,294,141
0.806%, 1M LIBOR + 0.700%, 09/20/63 (a)	1,866,101	1,866,513
0.856%, 1M LIBOR + 0.750%, 09/20/63 (a)	1,967,982	1,968,412
0.949%, 1M LIBOR + 0.500%, 09/20/37 (a)	110,075	110,451
1.106%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,016,019	1,026,621
1.650%, 02/20/63	112,844	112,505
1.650%, 04/20/63	61,212	60,389
4.466%, 04/20/43 (a)	1,119,125	1,151,047
4.500%, 01/16/25	615,676	629,845
4.882%, 11/20/42 (a)	3,926,082	4,179,351
5.000%, 12/20/33	554,291	581,197
5.000%, 06/16/39	114,706	115,063
5.000%, 07/20/39	1,051,077	1,122,124
5.000%, 10/20/39	1,065,488	1,118,623
5.132%, 06/20/40 (a)	1,563,711	1,670,387
5.500%, 07/16/33 (c)	475,263	53,810
Uniform Mortgage-Backed Securities 30 Yr. Pool 3.000%, TBA (d)	38,580,000	37,736,062

		366,018,553

Federal Agencies—0.3%
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	2,094,972
Tennessee Valley Authority Generic Strip
Zero Coupon, 03/15/32	1,000,000	745,743
Tennessee Valley Authority Principal Strip
Zero Coupon, 11/01/25	1,000,000	910,864
Zero Coupon, 06/15/35	750,000	496,914

		4,248,493

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—26.9%
U.S. Treasury Bonds 1.125%, 05/15/40	555,000	$437,323
1.250%, 05/15/50	528,000	393,814
1.375%, 08/15/50	380,000	292,481
1.625%, 11/15/50 (e)	6,800,000	5,572,281
1.750%, 08/15/41	2,740,000	2,374,809
1.875%, 02/15/51 (e)	14,123,900	12,341,309
1.875%, 11/15/51 (e)	8,840,000	7,754,337
2.000%, 11/15/41	5,000	4,524
2.000%, 02/15/50	5,127,000	4,618,105
2.000%, 08/15/51	3,675,000	3,315,539
2.250%, 05/15/41	12,370,000	11,677,570
2.250%, 08/15/46	7,787,000	7,283,278
2.250%, 08/15/49	170,000	161,646
2.250%, 02/15/52 (e)	6,400,000	6,138,000
2.375%, 02/15/42 (e)	6,600,000	6,365,906
2.375%, 11/15/49 (e)	4,475,000	4,377,459
2.500%, 02/15/45	6,750,000	6,574,395
2.750%, 11/15/42	9,475,000	9,622,307
2.750%, 08/15/47 (e)	8,000,000	8,290,938
2.875%, 05/15/43	10,415,000	10,781,966
2.875%, 08/15/45	7,840,000	8,171,975
2.875%, 05/15/49	27,000	29,036
3.000%, 11/15/44	238,000	252,206
3.000%, 02/15/47	276,000	296,970
3.000%, 02/15/48	470,000	512,061
3.125%, 05/15/48	1,942,000	2,168,213
3.500%, 02/15/39	859,700	984,961
3.625%, 08/15/43	4,950,000	5,742,773
3.625%, 02/15/44	4,325,000	5,029,840
3.750%, 11/15/43	2,908,000	3,439,392
3.875%, 08/15/40	5,950,000	7,106,996
4.250%, 05/15/39	2,850,000	3,568,846
4.375%, 02/15/38	720,000	910,828
4.375%, 05/15/41	1,200,000	1,524,891
5.250%, 02/15/29	500,000	588,984
6.000%, 02/15/26	2,525,000	2,852,954
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/23	3,035,000	2,993,194
Zero Coupon, 05/15/23 (e)	39,945,000	39,146,035
Zero Coupon, 08/15/23 (e)	2,220,000	2,158,513
Zero Coupon, 11/15/23	796,000	768,614
Zero Coupon, 02/15/24	6,404,000	6,136,253
Zero Coupon, 08/15/24	2,500,000	2,361,424
Zero Coupon, 11/15/24	1,500,000	1,407,771
Zero Coupon, 02/15/25	2,000,000	1,863,899
Zero Coupon, 05/15/25	5,500,000	5,091,787
Zero Coupon, 11/15/26 (e)	1,014,129	906,100
Zero Coupon, 08/15/27	400,000	350,211
Zero Coupon, 11/15/27	570,000	495,800
Zero Coupon, 05/15/28	15,030,000	12,921,843
Zero Coupon, 08/15/28	250,000	213,879
Zero Coupon, 02/15/30	6,300,000	5,197,810
Zero Coupon, 05/15/30	700,000	575,159
Zero Coupon, 08/15/30	3,925,000	3,198,698
Zero Coupon, 11/15/30	5,425,000	4,396,311

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/31 (e)	1,775,000	1,428,867
Zero Coupon, 11/15/31	3,000,000	2,370,158
Zero Coupon, 02/15/32 (e)	12,900,000	10,125,432
Zero Coupon, 05/15/32	800,000	622,921
Zero Coupon, 08/15/33	400,000	301,206
Zero Coupon, 11/15/33	1,000,000	748,177
Zero Coupon, 02/15/34	2,000,000	1,486,394
Zero Coupon, 08/15/34	2,600,000	1,907,259
Zero Coupon, 05/15/35 (e)	4,000,000	2,877,758
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (f)	670,830	767,969
U.S. Treasury Notes 0.375%, 12/31/25	20,000,000	18,467,969
0.375%, 01/31/26	1,300,000	1,197,777
0.375%, 09/30/27	3,560,000	3,178,273
0.500%, 02/28/26	13,735,000	12,698,437
0.625%, 08/15/30	1,850,000	1,606,898
0.875%, 06/30/26	8,330,000	7,780,090
0.875%, 09/30/26	665,000	618,996
0.875%, 11/15/30	5,770,000	5,109,380
1.000%, 07/31/28	9,750,000	8,921,631
1.250%, 03/31/28	7,080,000	6,603,759
1.250%, 06/30/28	7,779,500	7,236,758
1.250%, 08/15/31	770,000	699,978
1.375%, 11/15/31	2,148,500	1,971,249
1.500%, 02/15/30	1,105,000	1,035,938
1.625%, 02/15/26	782,300	756,203
1.625%, 08/15/29	1,080,000	1,024,186
1.625%, 05/15/31	3,640,000	3,427,003
1.750%, 12/31/24	15,985,900	15,664,933
1.750%, 12/31/26 (e)	1,539,500	1,489,587
1.750%, 11/15/29	1,540,000	1,473,467
1.875%, 02/28/29 (e)	9,200,000	8,880,875
2.000%, 06/30/24	2,308,000	2,286,813
2.000%, 11/15/26	910,000	890,094
2.125%, 02/29/24	663,000	660,617
2.250%, 02/15/27	550,000	544,242
2.500%, 02/28/26	405,000	404,430
2.750%, 05/31/23	663,000	669,423
2.750%, 02/15/24	2,300,000	2,317,609
2.875%, 04/30/25	450,000	454,641
2.875%, 05/31/25 (e)	4,920,000	4,970,353
2.875%, 05/15/28	6,936,100	7,097,852

		394,517,816

Total U.S. Treasury & Government Agencies (Cost $781,032,458)		764,784,862

Corporate Bonds & Notes—30.9%

Aerospace/Defense—0.8%
BAE Systems plc 1.900%, 02/15/31 (144A)	720,000	625,138
3.000%, 09/15/50 (144A)	332,000	282,113

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Boeing Co. (The) 1.167%, 02/04/23	725,000	$719,238
1.433%, 02/04/24	1,480,000	1,431,469
1.950%, 02/01/24	870,000	850,596
2.196%, 02/04/26	905,000	855,602
2.750%, 02/01/26 (e)	840,000	813,952
3.100%, 05/01/26	360,000	353,704
3.250%, 03/01/28	659,000	632,879
4.875%, 05/01/25	435,000	448,776
5.040%, 05/01/27	335,000	352,759
5.150%, 05/01/30	675,000	719,859
5.705%, 05/01/40	550,000	614,598
L3Harris Technologies, Inc. 1.800%, 01/15/31	640,000	556,080
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	181,112
Raytheon Technologies Corp. 2.820%, 09/01/51	1,260,000	1,059,649
3.200%, 03/15/24	251,000	253,730
3.750%, 11/01/46	550,000	540,754
4.350%, 04/15/47	133,000	142,409
4.500%, 06/01/42	550,000	606,482

		12,040,899

Agriculture—0.3%
Altria Group, Inc. 2.450%, 02/04/32	1,250,000	1,086,588
BAT Capital Corp. 2.259%, 03/25/28	465,000	417,231
3.734%, 09/25/40 (e)	310,000	253,991
3.984%, 09/25/50	485,000	393,038
4.390%, 08/15/37	660,000	613,745
4.540%, 08/15/47	55,000	49,081
BAT International Finance plc 1.668%, 03/25/26 (e)	345,000	316,575
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31	1,205,000	1,108,527
Reynolds American, Inc. 7.000%, 08/04/41	570,000	653,297

		4,892,073

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	420,250	400,879
3.550%, 01/15/30 (144A)	595,901	562,298
4.125%, 05/15/25 (144A)	734,713	713,592
British Airways Pass-Through Trust 3.300%, 12/15/32 (144A)	524,723	495,937
3.800%, 09/20/31 (144A)	513,269	506,218
4.125%, 09/20/31 (144A)	687,899	656,831
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	120,840	120,502
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	239,365	223,589

Airlines—(Continued)
United Airlines Pass-Through Trust 3.100%, 10/07/28	760,953	696,920
3.500%, 03/01/30	1,082,397	1,046,029
3.700%, 03/01/30	1,021,523	951,588
4.000%, 04/11/26	384,864	386,261
4.150%, 08/25/31	1,114,865	1,125,174
4.300%, 08/15/25	523,780	523,043
4.600%, 03/01/26	571,571	521,908

		8,930,769

Auto Manufacturers—0.8%
General Motors Co. 6.125%, 10/01/25	385,000	413,306
General Motors Financial Co., Inc. 1.200%, 10/15/24	410,000	389,211
1.250%, 01/08/26	1,376,000	1,259,133
2.350%, 01/08/31	424,000	366,879
2.700%, 06/10/31	720,000	633,975
4.350%, 01/17/27	332,000	337,616
Hyundai Capital America 1.150%, 11/10/22 (144A)	1,183,000	1,174,789
1.300%, 01/08/26 (144A)	325,000	297,710
1.500%, 06/15/26 (144A)	645,000	586,346
1.800%, 10/15/25 (144A)	380,000	354,911
1.800%, 01/10/28 (144A)	635,000	560,800
2.375%, 10/15/27 (144A)	400,000	366,210
3.000%, 02/10/27 (144A)	240,000	229,213
Nissan Motor Co., Ltd.
4.345%, 09/17/27 (144A)	2,254,000	2,221,041
4.810%, 09/17/30 (144A)	868,000	860,496
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A) (e)	606,000	531,924
Volkswagen Group of America Finance LLC 1.625%, 11/24/27 (144A)	560,000	497,202

		11,080,762

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	355,000	313,572

Banks—7.3%
ABN AMRO Bank NV 1.542%, 1Y H15 + 0.800%, 06/16/27 (144A) (a)	1,100,000	1,008,639
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a)	200,000	182,799
4.750%, 07/28/25 (144A)	500,000	511,125
AIB Group plc 4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (a)	425,000	425,813
4.750%, 10/12/23 (144A)	1,340,000	1,363,113
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	203,724
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	950,000	838,974
Banco Santander S.A.
1.722%, 1Y H15 + 0.900%, 09/14/27 (a)	400,000	361,281
1.849%, 03/25/26	600,000	560,797

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Santander S.A.
2.746%, 05/28/25	600,000	$584,679
2.749%, 12/03/30	400,000	352,038
Bank of America Corp. 1.658%, SOFR + 0.910%, 03/11/27 (a)	2,045,000	1,906,292
1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	388,606
2.087%, SOFR + 1.060%, 06/14/29 (a) (e)	1,018,000	929,885
2.572%, SOFR + 1.210%, 10/20/32 (a) (e)	855,000	776,907
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	600,303
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,576,627
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,515,988
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	382,000	387,813
4.000%, 01/22/25	1,071,000	1,090,610
4.250%, 10/22/26	520,000	535,222
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	593,214
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	427,899
Banque Federative du Credit Mutuel S.A. 1.604%, 10/04/26 (144A)	840,000	772,900
3.750%, 07/20/23 (144A)	1,070,000	1,083,772
Barclays plc 1.007%, 1Y H15 + 0.800%, 12/10/24 (a)	1,102,000	1,057,997
2.894%, 1Y H15 + 1.300%, 11/24/32 (a)	460,000	417,235
3.650%, 03/16/25	254,000	254,470
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	500,000	507,644
5.200%, 05/12/26	250,000	259,940
BNP Paribas S.A. 1.323%, SOFR + 1.004%, 01/13/27 (144A) (a)	318,000	289,560
2.159%, SOFR + 1.218%, 09/15/29 (144A) (a)	1,117,000	993,758
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	402,000	382,264
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a)	815,000	762,372
BNZ International Funding, Ltd. 2.650%, 11/03/22 (144A)	842,000	846,071
BPCE S.A. 1.000%, 01/20/26 (144A)	570,000	522,647
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a)	534,000	492,742
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a) (e)	415,000	364,427
3.375%, 12/02/26	700,000	693,926
4.625%, 07/11/24 (144A)	400,000	407,298
Citigroup, Inc. 2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	825,119
3.057%, SOFR + 1.351%, 01/25/33 (a)	527,000	492,394
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	1,952,000	1,952,432
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	149,865
4.075%, 3M LIBOR + 1.192%, 04/23/29 (a)	667,000	679,793
4.300%, 11/20/26	750,000	771,284
4.400%, 06/10/25	566,000	582,243
4.450%, 09/29/27	1,294,000	1,334,679
Citizens Financial Group, Inc. 2.638%, 09/30/32	193,000	170,243
Commonwealth Bank of Australia 3.305%, 03/11/41 † (144A)	355,000	309,403
Cooperative Rabobank UA 3.750%, 07/21/26	513,000	509,892
4.375%, 08/04/25	424,000	430,895

Banks—(Continued)
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	1,183,000	1,076,264
1.907%, SOFR + 1.676%, 06/16/26 (144A) (a)	750,000	707,970
2.811%, 01/11/41 † (144A)	410,000	338,671
4.375%, 03/17/25 (144A)	295,000	298,316
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	1,615,000	1,444,450
2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	338,069
4.282%, 01/09/28 (144A)	783,000	782,113
Danske Bank A/S 1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	1,432,000	1,413,525
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	615,000	570,100
2.222%, SOFR + 2.159%, 09/18/24 (a)	1,145,000	1,119,944
3.035%, SOFR + 1.718%, 05/28/32 (a)	1,351,000	1,214,069
Discover Bank 4.250%, 03/13/26	1,229,000	1,263,039
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a)	1,030,000	930,192
Fifth Third Bancorp 8.250%, 03/01/38	200,000	295,471
Goldman Sachs Group, Inc. (The) 1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,843,002
1.948%, SOFR + 0.913%, 10/21/27 (a)	781,000	725,821
1.992%, SOFR + 1.090%, 01/27/32 (a)	950,000	822,966
2.640%, SOFR + 1.114%, 02/24/28 (a)	920,000	879,637
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a) (e)	2,614,000	2,616,999
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a) (e)	445,000	469,396
HSBC Holdings plc 2.206%, SOFR + 1.285%, 08/17/29 (a)	630,000	566,663
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	789,352
3.900%, 05/25/26	200,000	201,913
4.041%, 3M LIBOR + 1.546%, 03/13/28 (a)	432,000	433,197
4.250%, 03/14/24	500,000	507,309
4.250%, 08/18/25	300,000	303,418
6.100%, 01/14/42	370,000	467,764
6.500%, 09/15/37 (e)	930,000	1,132,425
ING Groep NV 1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	262,868
KeyCorp 4.150%, 10/29/25	275,000	282,947
Lloyds Banking Group plc 1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	660,205
2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	300,421
4.375%, 03/22/28	633,000	646,847
4.450%, 05/08/25	540,000	553,391
4.500%, 11/04/24	685,000	699,936
4.582%, 12/10/25	400,000	408,232
Macquarie Bank, Ltd. 3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	726,582
4.000%, 07/29/25 (144A)	250,000	254,299
Macquarie Group, Ltd. 5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	1,907,751
Mitsubishi UFJ Financial Group, Inc.
2.048%, 07/17/30	1,020,000	903,033
2.527%, 09/13/23 (e)	250,000	249,752

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.
3.751%, 07/18/39 (e)	615,000	$604,011
Mizuho Financial Group, Inc. 1.234%, 1Y H15 + 0.670%, 05/22/27 (a) (e)	772,000	702,259
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	795,000	762,112
2.869%, SOFR + 1.572%, 09/13/30 (a) (e)	539,000	508,573
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (a)	250,000	241,492
2.720%, SOFR + 1.152%, 07/22/25 (a)	251,000	248,483
3.125%, 07/27/26	606,000	600,771
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a) (e)	1,067,000	1,069,967
3.700%, 10/23/24	749,000	762,441
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	278,000	280,169
3.875%, 04/29/24	700,000	714,072
4.300%, 01/27/45	400,000	420,702
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	1,157,000	1,209,742
4.457%, 3M LIBOR + 1.431%, 04/22/39 (a)	850,000	916,684
5.000%, 11/24/25	663,000	698,882
MUFG Bank, Ltd. 4.100%, 09/09/23 (144A)	364,000	372,116
National Australia Bank, Ltd.
2.332%, 08/21/30 (144A)	470,000	408,847
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	782,146
NatWest Group plc
3.073%, 1Y H15 + 2.550%, 05/22/28 (a)	570,000	547,133
3.754%, 5Y H15 + 2.100%, 11/01/29 (a)	700,000	694,455
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	485,567
4.800%, 04/05/26	1,037,000	1,072,060
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	301,448
Nordea Bank Abp 1.500%, 09/30/26 (144A)	443,000	406,712
PNC Bank NA 2.500%, 08/27/24	580,000	575,390
Royal Bank of Canada 4.650%, 01/27/26	495,000	515,948
Santander UK Group Holdings plc 1.673%, SOFR + 0.989%, 06/14/27 (a)	680,000	618,680
Societe Generale S.A.
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,403,052
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	648,770
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,496,422
4.250%, 04/14/25 (144A)	785,000	780,551
Standard Chartered plc
1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a) (e)	365,000	331,825
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (a)	740,000	719,657
4.300%, 02/19/27 (144A) (e)	700,000	700,605
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a) (e)	300,000	299,388
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	2,111,000	1,986,259
3.010%, 10/19/26	212,000	207,726
3.040%, 07/16/29	1,020,000	980,902
3.102%, 01/17/23	482,000	486,068
SunTrust Banks, Inc. 2.750%, 05/01/23	1,200,000	1,207,351
UBS Group AG
1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (a)	415,000	376,692

Banks—(Continued)
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (a)	1,070,000	935,541
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	276,415
3.491%, 05/23/23 (144A)	762,000	763,091
4.125%, 09/24/25 (144A)	850,000	865,871
UniCredit S.p.A.
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	310,977
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	655,970
5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (a)	455,000	447,037
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a)	230,000	243,612
Wells Fargo & Co.
3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	1,816,000	1,792,084
4.650%, 11/04/44	595,000	632,549
5.375%, 11/02/43	1,005,000	1,165,625
Westpac Banking Corp.
3.133%, 11/18/41	693,000	594,729
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,056,024

		106,733,587

Beverages—0.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,103,000	1,182,985
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	197,122
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	1,300,000	1,366,004
4.439%, 10/06/48	950,000	994,459
4.600%, 06/01/60	315,000	334,797
4.750%, 04/15/58	775,000	840,388
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	760,877
Coca-Cola Femsa S.A.B. de C.V.
1.850%, 09/01/32	515,000	446,835
2.750%, 01/22/30	610,000	583,788
Constellation Brands, Inc.
4.400%, 11/15/25	300,000	309,559
5.250%, 11/15/48	180,000	201,161
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	790,000	730,655
Keurig Dr Pepper, Inc.
3.430%, 06/15/27	175,000	174,935
4.417%, 05/25/25	268,000	276,948
4.985%, 05/25/38	387,000	423,872

		8,824,385

Biotechnology—0.3%
Amgen, Inc.
2.200%, 02/21/27	430,000	413,591
3.000%, 01/15/52	595,000	503,235
Baxalta, Inc. 5.250%, 06/23/45	27,000	30,995
Biogen, Inc. 2.250%, 05/01/30	450,000	404,886
Gilead Sciences, Inc.
2.600%, 10/01/40	945,000	795,681
3.250%, 09/01/22	365,000	366,594

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	1,000,000	$867,776
Royalty Pharma plc
0.750%, 09/02/23 (e)	725,000	703,881
1.200%, 09/02/25	303,000	278,720
2.150%, 09/02/31	447,000	383,243

		4,748,602

Building Materials—0.2%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	213,308
Lennox International, Inc. 1.350%, 08/01/25	1,630,000	1,525,942
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	500,547
Masco Corp.
2.000%, 10/01/30	260,000	225,107
6.500%, 08/15/32	720,000	848,477

		3,313,381

Chemicals—0.2%
Albemarle Corp. 5.450%, 12/01/44	350,000	388,723
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P. 5.125%, 04/01/25 (144A)	630,000	664,056
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	1,085,378
International Flavors & Fragrances, Inc.
1.832%, 10/15/27 (144A)	330,000	299,962
5.000%, 09/26/48	404,000	443,109
Nutrien, Ltd.
3.000%, 04/01/25	200,000	199,156
4.125%, 03/15/35	620,000	627,096

		3,707,480

Commercial Services—0.6%
ERAC USA Finance LLC
3.850%, 11/15/24 (144A)	925,000	940,541
7.000%, 10/15/37 (144A)	500,000	652,690
Ford Foundation (The) 2.815%, 06/01/70	275,000	226,856
Global Payments, Inc.
2.900%, 05/15/30	211,000	194,741
2.900%, 11/15/31	404,000	368,071
3.200%, 08/15/29	1,437,000	1,365,169
Pepperdine University 3.301%, 12/01/59	450,000	411,534
Quanta Services, Inc.
2.350%, 01/15/32 (e)	855,000	742,222
2.900%, 10/01/30	1,110,000	1,026,989
S&P Global, Inc.
2.900%, 03/01/32 (144A)	581,000	563,251
4.250%, 05/01/29 (144A)	1,056,000	1,112,038

Commercial Services—(Continued)
Triton Container International, Ltd. 1.150%, 06/07/24 (144A)	850,000	806,414
University of Southern California 3.226%, 10/01/2120	440,000	362,763

		8,773,279

Computers—0.5%
Apple, Inc.
2.700%, 08/05/51 (e)	965,000	838,872
3.750%, 09/12/47	1,200,000	1,247,653
3.750%, 11/13/47	200,000	207,471
3.850%, 08/04/46	362,000	382,219
CGI, Inc.
1.450%, 09/14/26 (144A)	659,000	605,388
2.300%, 09/14/31 (144A)	1,184,000	1,032,682
Dell International LLC / EMC Corp.
5.450%, 06/15/23	99,000	101,984
6.020%, 06/15/26	1,786,000	1,934,647
HP, Inc. 3.000%, 06/17/27 (e)	490,000	476,693
Leidos, Inc. 2.300%, 02/15/31	365,000	316,400

		7,144,009

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30	1,470,000	1,413,951
GSK Consumer Healthcare Capital U.S. LLC 3.625%, 03/24/32 (144A)	780,000	779,267

		2,193,218

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	208,616

Diversified Financial Services—2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26	393,000	360,558
2.450%, 10/29/26	390,000	360,731
2.875%, 08/14/24	770,000	748,849
3.000%, 10/29/28	485,000	447,261
3.300%, 01/30/32	460,000	414,671
4.450%, 04/03/26	478,000	482,791
4.500%, 09/15/23	1,830,000	1,843,759
6.500%, 07/15/25	208,000	220,259
Air Lease Corp.
2.875%, 01/15/26	600,000	579,104
3.250%, 03/01/25	484,000	477,452
3.250%, 10/01/29	1,065,000	1,005,465
3.375%, 07/01/25	1,266,000	1,247,752
American Express Co. 3.400%, 02/27/23	600,000	607,252
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	698,000	718,412

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Avolon Holdings Funding, Ltd.
2.125%, 02/21/26 (144A)	445,000	$406,299
2.528%, 11/18/27 (144A)	5,211,000	4,603,155
2.875%, 02/15/25 (144A)	339,000	325,500
4.250%, 04/15/26 (144A)	885,000	872,747
4.375%, 05/01/26 (144A)	540,000	532,713
5.250%, 05/15/24 (144A)	805,000	821,833
5.500%, 01/15/26 (144A)	1,140,000	1,176,544
Blackstone Secured Lending Fund 3.650%, 07/14/23	610,000	613,372
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	480,000	480,057
3.500%, 10/10/24 (144A)	385,000	384,560
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	359,515
4.700%, 09/20/47	84,000	89,031
4.850%, 03/29/29	485,000	516,957
Capital One Financial Corp.
2.618%, SOFR + 1.265%, 11/02/32 (a)	735,000	661,839
3.750%, 07/28/26	860,000	864,213
4.200%, 10/29/25	200,000	204,572
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	439,000	439,334
LSEGA Financing plc 2.000%, 04/06/28 (144A)	1,445,000	1,316,027
Nomura Holdings, Inc.
2.648%, 01/16/25	845,000	821,962
2.679%, 07/16/30	540,000	490,797
ORIX Corp. 2.900%, 07/18/22	362,000	363,367
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	320,000	322,275
5.500%, 02/15/24 (144A)	96,000	98,255
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,002,832
3.550%, 01/15/24	7,383,000	7,522,365

		34,804,437

Electric—3.0%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	199,225
Alabama Power Co. 3.550%, 12/01/23	461,000	466,684
Alexander Funding Trust 1.841%, 11/15/23 (144A)	800,000	775,425
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,664,563
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	400,231
CenterPoint Energy, Inc. 1.450%, 06/01/26	699,000	647,832
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	962,073
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	262,661

Electric—(Continued)
Constellation Energy Generation LLC
5.750%, 10/01/41	260,000	280,887
6.250%, 10/01/39	160,000	180,386
Consumers Energy Co. 4.350%, 08/31/64	191,000	202,092
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	506,879
Dominion Energy, Inc. 2.850%, 08/15/26	183,000	180,964
DTE Electric Co. 5.700%, 10/01/37	300,000	353,477
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	343,267
Duke Energy Progress LLC
2.900%, 08/15/51	470,000	411,685
4.100%, 03/15/43	200,000	203,747
4.375%, 03/30/44	247,000	261,668
5.700%, 04/01/35	360,000	423,510
Duquesne Light Holdings, Inc.
2.532%, 10/01/30 (144A)	450,000	403,646
2.775%, 01/07/32 (144A)	280,000	250,251
3.616%, 08/01/27 (144A)	1,050,000	1,035,660
Edison International 3.550%, 11/15/24	1,180,000	1,183,667
Emera U.S. Finance L.P. 4.750%, 06/15/46	500,000	521,212
Enel Finance International NV 3.500%, 04/06/28 (144A)	465,000	459,120
Entergy Arkansas LLC 2.650%, 06/15/51	285,000	232,375
3.050%, 06/01/23	765,000	764,294
Entergy Corp. 2.950%, 09/01/26	194,000	190,758
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	402,879
2.900%, 03/15/51	390,000	336,454
3.050%, 06/01/31	195,000	189,707
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	361,758
Exelon Corp. 3.497%, 06/01/22	600,000	600,715
Fells Point Funding Trust 3.046%, 01/31/27 (144A)	1,895,000	1,816,563
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,503,069
Fortis, Inc. 3.055%, 10/04/26	929,000	918,202
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	332,509
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	312,621
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	241,548
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	382,957
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	343,049

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Nevada Power Co.
5.375%, 09/15/40	223,000	$256,955
6.650%, 04/01/36	360,000	460,304
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	263,279
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	430,518
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	700,000	622,076
3.508%, 10/01/24 (144A)	305,000	305,830
Northern States Power Co. 6.500%, 03/01/28	628,000	716,593
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	560,000	526,557
2.450%, 12/02/27 (144A)	625,000	576,440
OGE Energy Corp. 0.703%, 05/26/23	435,000	426,161
Ohio Power Co. 2.900%, 10/01/51	635,000	526,217
Oklahoma Gas and Electric Co. 0.553%, 05/26/23	525,000	513,685
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	613,875
Pacific Gas and Electric Co.
1.367%, 03/10/23	1,245,000	1,223,075
1.700%, 11/15/23	540,000	526,361
1.750%, 06/16/22	3,360,000	3,356,184
2.950%, 03/01/26	380,000	361,088
3.250%, 02/16/24	1,525,000	1,517,906
3.450%, 07/01/25	600,000	585,270
3.750%, 08/15/42	245,000	199,322
4.300%, 03/15/45	420,000	357,740
PacifiCorp 3.600%, 04/01/24	315,000	319,599
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	108,739
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	300,357
Progress Energy, Inc. 7.000%, 10/30/31	200,000	247,756
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	400,985
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	743,916
Puget Energy, Inc. 2.379%, 06/15/28	853,000	779,864
San Diego Gas & Electric Co. 2.950%, 08/15/51	635,000	557,801
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	559,982
Southern California Edison Co.
3.650%, 03/01/28	500,000	499,233
5.550%, 01/15/36	500,000	562,269
Southern Power Co. 5.150%, 09/15/41	400,000	424,527

Electric—(Continued)
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	265,037
Tampa Electric Co. 4.450%, 06/15/49	500,000	536,127
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	487,392
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	203,119
Virginia Electric & Power Co.
4.450%, 02/15/44	126,000	134,824
6.000%, 05/15/37	685,000	837,469

		43,844,702

Electronics—0.1%
Arrow Electronics, Inc.
3.250%, 09/08/24	439,000	439,793
3.875%, 01/12/28	376,000	377,256

		817,049

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	176,252

Food—0.4%
Bimbo Bakeries USA, Inc. 4.000%, 05/17/51 (144A) (e)	695,000	648,521
Campbell Soup Co. 3.125%, 04/24/50	287,000	238,863
Conagra Brands, Inc. 5.300%, 11/01/38	205,000	225,361
Kraft Heinz Foods Co.
4.375%, 06/01/46	460,000	454,314
4.625%, 10/01/39	600,000	608,058
Kroger Co. (The) 8.000%, 09/15/29	610,000	782,247
McCormick and Co., Inc. 2.500%, 04/15/30	1,239,000	1,149,046
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	1,160,000	1,052,772
5.200%, 04/01/29 (144A)	1,100,000	1,154,001
Tyson Foods, Inc. 5.150%, 08/15/44	100,000	113,306

		6,426,489

Forest Products & Paper—0.0%
International Paper Co. 8.700%, 06/15/38	250,000	365,084

Gas—0.5%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	700,000	709,698
4.250%, 07/15/27 (144A)	687,000	704,598
Atmos Energy Corp.
0.625%, 03/09/23	310,000	305,390
4.150%, 01/15/43	460,000	465,034

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	$487,676
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	332,269
NiSource, Inc.
1.700%, 02/15/31	570,000	483,495
2.950%, 09/01/29	465,000	443,124
Southern California Gas Co. 2.550%, 02/01/30	829,000	782,664
Southern Co. Gas Capital Corp.
3.950%, 10/01/46	212,000	200,112
4.400%, 06/01/43	375,000	375,132
6.000%, 10/01/34	1,000,000	1,146,946
Southwest Gas Corp. 3.800%, 09/29/46	332,000	300,222

		6,736,360

Healthcare-Products—0.1%
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31	1,065,000	956,050
Zimmer Biomet Holdings, Inc. 2.600%, 11/24/31	904,000	825,025

		1,781,075

Healthcare-Services—1.1%
Aetna, Inc. 6.625%, 06/15/36	297,000	374,037
Anthem, Inc.
4.101%, 03/01/28	460,000	477,195
4.650%, 08/15/44	324,000	353,049
Bon Secours Mercy Health, Inc. 3.205%, 06/01/50	625,000	529,498
Children’s Hospital Corp. (The)
2.585%, 02/01/50	430,000	343,992
2.928%, 07/15/50	540,000	442,413
CommonSpirit Health
1.547%, 10/01/25	435,000	407,857
2.782%, 10/01/30	430,000	400,736
3.910%, 10/01/50	425,000	404,903
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	461,927
Hackensack Meridian Health, Inc.
2.675%, 09/01/41 (e)	1,180,000	1,009,909
2.875%, 09/01/50	700,000	591,912
Hartford HealthCare Corp. 3.447%, 07/01/54 (e)	1,100,000	1,038,388
HCA, Inc.
3.500%, 07/15/51	840,000	728,349
5.125%, 06/15/39	565,000	609,270
5.250%, 06/15/26	1,540,000	1,625,478
Memorial Health Services 3.447%, 11/01/49	995,000	935,603
MidMichigan Health 3.409%, 06/01/50	245,000	215,005

Healthcare-Services—(Continued)
MultiCare Health System 2.803%, 08/15/50	365,000	301,638
NYU Langone Hospitals 3.380%, 07/01/55	410,000	363,676
Piedmont Healthcare, Inc. 2.864%, 01/01/52	620,000	505,845
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	207,832
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	141,236
Texas Health Resources
2.328%, 11/15/50	340,000	258,407
4.330%, 11/15/55	250,000	279,079
UnitedHealth Group, Inc.
3.250%, 05/15/51	900,000	845,339
4.625%, 07/15/35	320,000	357,615
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	1,190,000	1,080,297
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	580,000	453,739

		15,744,224

Home Builders—0.0%
Lennar Corp. 4.500%, 04/30/24	280,000	287,040

Insurance—1.1%
AIA Group, Ltd.
3.600%, 04/09/29 (144A)	495,000	498,595
3.900%, 04/06/28 (144A)	415,000	422,520
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A) (e)	500,000	628,943
American Financial Group, Inc. 3.500%, 08/15/26	750,000	756,835
Aon plc 3.500%, 06/14/24	485,000	489,106
Assurant, Inc. 4.200%, 09/27/23	605,000	615,170
Athene Global Funding
0.950%, 01/08/24 (144A)	408,000	392,888
1.450%, 01/08/26 (144A)	420,000	388,609
2.500%, 01/14/25 (144A)	115,000	111,613
2.750%, 06/25/24 (144A)	890,000	876,550
2.950%, 11/12/26 (144A)	2,125,000	2,057,315
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	620,000	633,991
4.300%, 05/15/43	831,000	886,735
Corebridge Financial, Inc. 3.850%, 04/05/29 (144A)	390,000	389,645
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	754,583
F&G Global Funding 1.750%, 06/30/26 (144A)	585,000	543,722
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 † (144A)	156,000	177,982

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	380,000	$345,397
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	401,962
Intact U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	758,203
Jackson National Life Global Funding 3.250%, 01/30/24 (144A)	460,000	463,154
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	915,773
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	394,000	417,650
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	477,472
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	648,841
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	620,000	567,548
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	200,000	185,250
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	250,591

		16,056,643

Internet—0.2%
eBay, Inc. 2.600%, 05/10/31	2,500,000	2,296,762

Iron/Steel—0.2%
Nucor Corp. 2.979%, 12/15/55	250,000	206,554
Reliance Steel & Aluminum Co. 1.300%, 08/15/25	1,810,000	1,691,722
Steel Dynamics, Inc. 1.650%, 10/15/27	630,000	572,039

		2,470,315

Machinery-Diversified—0.2%
Deere & Co. 8.100%, 05/15/30	400,000	541,374
Nvent Finance Sarl 4.550%, 04/15/28	562,000	578,620
Otis Worldwide Corp. 2.565%, 02/15/30	1,110,000	1,037,397
Xylem, Inc. 3.250%, 11/01/26	118,000	118,036

		2,275,427

Media—0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 03/01/42	775,000	640,718
3.700%, 04/01/51	840,000	692,243
4.800%, 03/01/50	935,000	888,165
6.834%, 10/23/55	400,000	474,267

Media—(Continued)
Comcast Corp.
2.650%, 08/15/62	557,000	430,259
2.887%, 11/01/51 (144A)	1,131,000	953,473
2.987%, 11/01/63 (144A) (e)	148,000	121,112
3.900%, 03/01/38	591,000	608,714
4.200%, 08/15/34	556,000	593,468
4.250%, 01/15/33	1,880,000	2,030,608
COX Communications, Inc. 2.950%, 10/01/50 (144A)	630,000	496,123
Discovery Communications LLC 5.200%, 09/20/47	485,000	504,509
Grupo Televisa S.A.B. 6.125%, 01/31/46 (e)	200,000	240,392
Paramount Global
2.900%, 01/15/27	251,000	244,794
4.850%, 07/01/42	255,000	259,348
5.900%, 10/15/40	125,000	141,314
TCI Communications, Inc. 7.125%, 02/15/28	801,000	958,685
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	1,038,082

		11,316,274

Mining—0.2%
Barrick Gold Corp. 6.450%, 10/15/35	300,000	369,626
Glencore Funding LLC
2.500%, 09/01/30 (144A) (e)	2,270,000	2,031,293
4.125%, 05/30/23 (144A)	346,000	351,508

		2,752,427

Miscellaneous Manufacturing—0.2%
GE Capital International Funding Co. 4.418%, 11/15/35	1,473,000	1,581,691
Parker-Hannifin Corp.
4.100%, 03/01/47	250,000	248,828
4.450%, 11/21/44	333,000	345,711
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	503,709

		2,679,939

Oil & Gas—0.9%
BP Capital Markets America, Inc. 2.939%, 06/04/51	1,260,000	1,075,463
3.017%, 01/16/27	655,000	653,215
BP Capital Markets plc 3.279%, 09/19/27	288,000	290,598
Coterra Energy, Inc. 3.900%, 05/15/27 (144A)	710,000	715,170
Diamondback Energy, Inc. 3.250%, 12/01/26	440,000	439,346
Ecopetrol S.A. 4.125%, 01/16/25	433,000	426,518
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	390,245

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
EQT Corp. 3.900%, 10/01/27 (e)	200,000	$199,421
Exxon Mobil Corp.
2.995%, 08/16/39	690,000	639,695
3.095%, 08/16/49	860,000	786,686
HollyFrontier Corp.
2.625%, 10/01/23	775,000	767,086
5.875%, 04/01/26	409,000	425,826
Lundin Energy Finance B.V. 2.000%, 07/15/26 (144A)	389,000	362,224
Marathon Petroleum Corp. 4.700%, 05/01/25	509,000	528,939
Pioneer Natural Resources Co. 1.900%, 08/15/30 (e)	800,000	709,170
Saudi Arabian Oil Co.
1.250%, 11/24/23 (144A)	200,000	195,313
1.625%, 11/24/25 (144A)	220,000	208,622
Suncor Energy, Inc.
5.950%, 12/01/34	668,000	772,773
5.950%, 05/15/35	210,000	245,216
7.875%, 06/15/26 (e)	544,000	633,735
TotalEnergies Capital International S.A.
2.986%, 06/29/41	900,000	819,983
3.127%, 05/29/50	870,000	793,727
3.461%, 07/12/49	660,000	635,398
Valero Energy Corp.
2.150%, 09/15/27	640,000	598,512
7.500%, 04/15/32	126,000	159,036

		13,471,917

Oil & Gas Services—0.1%
Baker Hughes Holdings LLC 5.125%, 09/15/40	360,000	408,995
Halliburton Co.
4.750%, 08/01/43	215,000	224,958
4.850%, 11/15/35	270,000	290,090
6.750%, 02/01/27	200,000	224,108

		1,148,151

Packaging & Containers—0.1%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	894,000	821,144
WRKCo, Inc. 3.750%, 03/15/25	300,000	303,089

		1,124,233

Pharmaceuticals—1.1%
AbbVie, Inc.
2.800%, 03/15/23	172,000	172,594
3.200%, 11/21/29	1,583,000	1,564,176
3.850%, 06/15/24	1,038,000	1,058,298
4.050%, 11/21/39	982,000	1,008,914
4.400%, 11/06/42	600,000	633,014
4.450%, 05/14/46	220,000	233,768

Pharmaceuticals—(Continued)
AstraZeneca plc
2.125%, 08/06/50 (e)	390,000	299,618
6.450%, 09/15/37	350,000	464,851
Becton Dickinson & Co. 3.794%, 05/20/50	230,000	222,862
Bristol-Myers Squibb Co.
4.125%, 06/15/39	527,000	565,900
4.550%, 02/20/48	427,000	483,190
Cigna Corp. 4.800%, 07/15/46	156,000	172,598
CVS Health Corp.
4.300%, 03/25/28	179,000	187,248
5.050%, 03/25/48	2,065,000	2,338,594
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	667,533	697,353
5.773%, 01/10/33 (144A)	635,480	694,469
6.204%, 10/10/25 (144A)	303,918	319,168
8.353%, 07/10/31 (144A)	126,907	152,125
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	91,113
Mylan, Inc.
4.550%, 04/15/28	350,000	353,862
5.400%, 11/29/43	400,000	389,973
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	178,000	178,493
3.200%, 09/23/26	2,100,000	2,103,627
Takeda Pharmaceutical Co., Ltd.
3.025%, 07/09/40	945,000	842,568
3.175%, 07/09/50 (e)	440,000	384,907
Viatris, Inc. 3.850%, 06/22/40	412,000	356,343
Zoetis, Inc. 2.000%, 05/15/30	590,000	529,058

		16,498,684

Pipelines—0.9%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	243,150
Boardwalk Pipelines L.P. 3.400%, 02/15/31	630,000	595,815
Buckeye Partners L.P. 5.850%, 11/15/43	575,000	490,153
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	740,495
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	400,000	398,752
Energy Transfer L.P.
3.900%, 05/15/24	350,000	352,068
3.900%, 07/15/26	117,000	117,628
4.150%, 09/15/29	443,000	444,309
4.950%, 05/15/28	290,000	300,338
4.950%, 01/15/43	394,000	377,840
5.300%, 04/01/44	200,000	205,470
5.500%, 06/01/27	167,000	179,465
6.050%, 06/01/41	270,000	299,682
6.100%, 02/15/42	500,000	544,556

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enterprise Products Operating LLC
3.900%, 02/15/24	470,000	$478,619
4.950%, 10/15/54	179,000	194,581
5.100%, 02/15/45	200,000	218,063
Flex Intermediate Holdco LLC
3.363%, 06/30/31 (144A)	1,100,000	1,022,003
4.317%, 12/30/39 (144A)	425,000	395,132
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/40 (144A)	786,088	708,794
Gray Oak Pipeline LLC
2.000%, 09/15/23 (144A)	415,000	408,843
2.600%, 10/15/25 (144A)	1,300,000	1,247,230
Kinder Morgan, Inc. 5.050%, 02/15/46	250,000	265,031
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	1,086,933
Phillips 66 Partners L.P.
3.150%, 12/15/29	330,000	318,282
3.550%, 10/01/26	100,000	99,933
4.900%, 10/01/46	200,000	219,679
Plains All American Pipeline L.P. / PAA Finance Corp. 4.700%, 06/15/44	560,000	525,451
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	257,839
Targa Resources Corp. 4.200%, 02/01/33	290,000	292,646
TransCanada PipeLines, Ltd.
3.750%, 10/16/23	400,000	405,724
4.750%, 05/15/38	300,000	323,625

		13,758,129

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	636,999
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	617,323

		1,254,322

Real Estate Investment Trusts—1.9%
Alexandria Real Estate Equities, Inc.
1.875%, 02/01/33	410,000	346,775
2.000%, 05/18/32	710,000	620,556
3.800%, 04/15/26	175,000	178,106
4.000%, 02/01/50	566,000	558,359
American Campus Communities Operating Partnership L.P. 2.250%, 01/15/29	480,000	438,656
American Tower Corp.
1.500%, 01/31/28	965,000	852,670
1.875%, 10/15/30	845,000	719,152
2.100%, 06/15/30	470,000	409,892
2.950%, 01/15/51 (e)	255,000	200,380
3.100%, 06/15/50	390,000	315,141
3.375%, 10/15/26	287,000	283,170
3.700%, 10/15/49	665,000	592,678

Real Estate Investment Trusts—(Continued)
Boston Properties L.P. 3.200%, 01/15/25 (e)	380,000	379,786
Brixmor Operating Partnership L.P.
2.250%, 04/01/28	600,000	547,942
2.500%, 08/16/31	325,000	287,054
3.850%, 02/01/25	500,000	503,681
Corporate Office Properties L.P. 2.750%, 04/15/31	1,153,000	1,035,062
Digital Realty Trust L.P. 3.700%, 08/15/27 (e)	270,000	271,649
Equinix, Inc.
2.000%, 05/15/28	1,388,000	1,250,649
2.900%, 11/18/26	875,000	847,329
Essex Portfolio L.P. 2.650%, 03/15/32	565,000	516,811
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	386,131
Healthcare Trust of America Holdings L.P. 2.000%, 03/15/31	470,000	406,684
Healthpeak Properties, Inc. 3.500%, 07/15/29	600,000	599,166
Life Storage L.P.
2.400%, 10/15/31	390,000	343,699
3.500%, 07/01/26	1,000,000	1,005,956
Mid-America Apartments L.P. 1.700%, 02/15/31	470,000	407,505
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	454,029
Office Properties Income Trust
2.650%, 06/15/26	925,000	845,815
3.450%, 10/15/31	365,000	314,464
4.000%, 07/15/22	627,000	628,315
Physicians Realty L.P. 2.625%, 11/01/31	405,000	365,385
Prologis L.P. 2.250%, 04/15/30	200,000	185,810
Public Storage
1.950%, 11/09/28	490,000	453,478
2.250%, 11/09/31	411,000	375,734
Realty Income Corp.
3.000%, 01/15/27	200,000	196,925
3.250%, 01/15/31	345,000	338,792
3.875%, 04/15/25	505,000	512,915
Regency Centers L.P. 2.950%, 09/15/29	560,000	533,493
Sabra Health Care L.P. 3.200%, 12/01/31	660,000	588,980
Safehold Operating Partnership L.P. 2.800%, 06/15/31	2,220,000	1,949,447
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	721,962
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (a)	635,000	623,094
SITE Centers Corp. 4.700%, 06/01/27	226,000	233,919

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
UDR, Inc.
2.100%, 08/01/32	470,000	$405,063
2.950%, 09/01/26	233,000	227,946
3.000%, 08/15/31	95,000	90,154
3.200%, 01/15/30	625,000	607,026
Ventas Realty L.P.
3.500%, 02/01/25	197,000	197,532
3.850%, 04/01/27	369,000	376,566
Welltower, Inc.
3.100%, 01/15/30	445,000	428,438
6.500%, 03/15/41	225,000	289,022
WP Carey, Inc.
2.250%, 04/01/33	845,000	721,776
4.250%, 10/01/26	285,000	294,098

		27,264,817

Retail—0.6%
7-Eleven, Inc.
1.300%, 02/10/28 (144A)	405,000	354,550
2.500%, 02/10/41 (144A)	409,000	330,022
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A)	780,000	700,430
3.625%, 05/13/51 (144A)	870,000	788,922
3.800%, 01/25/50 (144A)	625,000	582,342
AutoZone, Inc. 1.650%, 01/15/31	530,000	451,776
Dollar General Corp. 4.125%, 05/01/28	354,000	364,731
Kohl’s Corp. 3.375%, 05/01/31 (e)	800,000	772,062
Lowe’s Cos., Inc.
1.700%, 10/15/30 (e)	1,085,000	947,107
2.625%, 04/01/31	700,000	656,120
3.120%, 04/15/22	300,000	300,118
3.125%, 09/15/24	276,000	277,169
McDonald’s Corp.
4.450%, 03/01/47	180,000	193,307
4.700%, 12/09/35	84,000	91,331
6.300%, 10/15/37	152,000	194,850
Nordstrom, Inc. 4.250%, 08/01/31	908,000	827,560
O’Reilly Automotive, Inc. 3.600%, 09/01/27 (e)	494,000	499,294

		8,331,691

Savings & Loans—0.0%
Nationwide Building Society 1.000%, 08/28/25 (144A)	380,000	351,420

Semiconductors—0.6%
Advanced Micro Devices, Inc. 2.375%, 06/01/30	700,000	650,358
Analog Devices, Inc. 2.800%, 10/01/41	722,000	647,818

Semiconductors—(Continued)
Broadcom, Inc.
1.950%, 02/15/28 (144A)	1,800,000	1,621,954
3.137%, 11/15/35 (144A)	1,685,000	1,484,641
3.187%, 11/15/36 (144A)	465,000	403,661
KLA Corp. 3.300%, 03/01/50	610,000	574,571
Microchip Technology, Inc.
0.972%, 02/15/24 (e)	970,000	929,648
0.983%, 09/01/24 (144A)	1,200,000	1,136,125
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 (144A)	1,085,000	974,379
3.250%, 05/11/41 (144A)	1,115,000	983,232

		9,406,387

Software—0.6%
Activision Blizzard, Inc. 1.350%, 09/15/30 (e)	757,000	656,165
Citrix Systems, Inc. 1.250%, 03/01/26	219,000	212,916
Fiserv, Inc.
3.200%, 07/01/26	305,000	303,417
4.400%, 07/01/49	295,000	304,601
Microsoft Corp.
2.400%, 08/08/26	400,000	396,652
2.921%, 03/17/52	272,000	255,242
3.041%, 03/17/62	149,000	139,144
3.500%, 02/12/35	296,000	310,041
Oracle Corp.
2.300%, 03/25/28	2,500,000	2,283,434
3.800%, 11/15/37	900,000	813,946
3.850%, 07/15/36	124,000	114,136
3.900%, 05/15/35	106,000	99,681
4.300%, 07/08/34	103,000	101,645
Roper Technologies, Inc. 1.400%, 09/15/27	1,050,000	951,526
VMware, Inc.
1.400%, 08/15/26 (e)	1,306,000	1,198,974
4.650%, 05/15/27	425,000	445,318
Workday, Inc. 3.500%, 04/01/27	852,000	851,778

		9,438,616

Telecommunications—0.8%
AT&T, Inc.
1.650%, 02/01/28 (e)	80,000	72,889
2.250%, 02/01/32	510,000	452,226
2.300%, 06/01/27 (e)	1,740,000	1,657,824
3.100%, 02/01/43	770,000	664,732
3.500%, 06/01/41	479,000	441,025
3.500%, 09/15/53	2,795,000	2,452,456
3.550%, 09/15/55	396,000	349,259
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	276,000	256,367
NBN Co., Ltd. 2.625%, 05/05/31 (144A)	1,600,000	1,458,903

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Rogers Communications, Inc. 4.550%, 03/15/52 (144A) (e)	545,000	$541,816
T-Mobile USA, Inc. 3.600%, 11/15/60 (144A)	385,000	330,666
Verizon Communications, Inc.
2.100%, 03/22/28	220,000	205,056
2.355%, 03/15/32 (144A)	109,000	98,450
2.650%, 11/20/40	779,000	662,663
4.125%, 03/16/27	400,000	415,776
Vodafone Group plc
5.250%, 05/30/48	540,000	604,878
6.150%, 02/27/37	500,000	598,903

		11,263,889

Transportation—0.3%
Burlington Northern Santa Fe LLC
3.550%, 02/15/50	233,000	230,892
7.950%, 08/15/30	1,185,000	1,570,604
CSX Corp.
4.750%, 11/15/48	404,000	462,682
6.000%, 10/01/36	300,000	367,008
Kansas City Southern 4.700%, 05/01/48	597,000	658,923
Norfolk Southern Corp.
3.850%, 01/15/24	679,000	689,791
3.942%, 11/01/47	219,000	223,727
Union Pacific Corp. 4.100%, 09/15/67	200,000	207,045

		4,410,672

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.700%, 03/14/23 (144A)	948,000	952,216
4.125%, 08/01/23 (144A)	598,000	605,236

		1,557,452

Water—0.0%
American Water Capital Corp. 2.800%, 05/01/30	750,000	718,497

Total Corporate Bonds & Notes (Cost $477,841,225)		453,734,008

Asset-Backed Securities—10.2%

Asset-Backed - Automobile—2.6%
Carvana Auto Receivables Trust 3.040%, 04/15/25 (144A)	3,815,000	3,820,007
Credit Acceptance Auto Loan Trust 0.960%, 02/15/30 (144A)	2,700,000	2,610,853
Credito Real USA Auto Receivables Trust 1.350%, 02/16/27 (144A)	874,796	858,958
Drive Auto Receivables Trust
1.020%, 06/15/27	948,000	933,779
1.450%, 01/16/29	1,600,000	1,540,996

Asset-Backed - Automobile—(Continued)
Drive Auto Receivables Trust
3.180%, 10/15/26	1,160,000	1,166,334
4.090%, 06/15/26	1,084,563	1,093,769
DT Auto Owner Trust 1.100%, 02/16/27 (144A)	1,432,000	1,378,875
Flagship Credit Auto Trust
1.960%, 12/15/27 (144A)	3,650,000	3,465,859
2.180%, 02/16/27 (144A)	650,000	626,276
3.790%, 12/16/24 (144A)	1,998,843	2,010,541
GLS Auto Receivables Issuer Trust
1.200%, 01/15/27 (144A)	625,000	611,094
1.420%, 04/15/27 (144A)	2,250,000	2,092,754
1.480%, 07/15/27 (144A)	4,400,000	4,029,291
1.680%, 01/15/27 (144A)	1,200,000	1,149,729
LP LMS ASSET 3.228%, 10/15/28	1,916,055	1,910,863
Sonoran Auto Receivables Trust
4.750%, 07/15/24	1,305,392	1,262,706
4.750%, 06/15/25	1,439,643	1,382,777
Tricolor Auto Securitization Trust 4.875%, 11/15/26 (144A)	705,208	706,567
U.S. Auto Funding LLC
0.790%, 07/15/24 (144A)	1,566,900	1,555,169
1.490%, 03/17/25 (144A)	3,189,000	3,088,923

		37,296,120

Asset-Backed - Credit Card—0.4%
Consumer Receivables Asset Investment Trust 3.258%, 3M LIBOR + 3.000%, 03/24/23 (144A) (a)	2,210,000	2,185,661
Continental Finance Credit Card ABS Master Trust 2.240%, 12/15/28 (144A)	1,500,000	1,446,089
Mercury Financial Credit Card Master Trust 1.540%, 03/20/26 (144A)	1,695,000	1,644,788

		5,276,538

Asset-Backed - Other—7.2%
Accelerated LLC 1.900%, 10/20/40 (144A)	1,872,226	1,763,393
Ajax Mortgage Loan Trust 2.239%, 06/25/66 (144A) (g)	2,383,250	2,284,910
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,089,329	1,081,170
3.678%, 12/17/36 (144A)	86,482	86,138
4.201%, 12/17/36 (144A)	400,000	399,753
4.290%, 10/17/36 (144A)	300,000	299,532
4.596%, 12/17/36 (144A)	250,000	250,689
5.036%, 10/17/52 (144A)	1,900,000	1,923,839
5.639%, 04/17/52 (144A)	500,000	510,836
6.231%, 10/17/36 (144A)	650,000	669,562
6.418%, 12/17/36 (144A)	300,000	308,720
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	914,483
AMSR Trust
2.327%, 10/17/38 (144A)	1,694,000	1,537,808
4.281%, 03/17/39	3,000,000	2,918,127

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	1,351,149	$1,256,469
2.918%, 04/15/36 (144A)	2,547,640	2,370,374
2.981%, 11/15/35 (144A)	1,408,404	1,356,394
4.212%, 07/15/34 (144A)	1,676,800	1,588,621
Camillo 5.000%, 12/05/23	3,325,669	3,372,228
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	596,250	562,927
CFIN Issuer LLC 3.250%, 02/16/26 (144A) (h) (i)	3,000,000	3,000,000
Conix Mortgage Asset Trust 4.704%, 12/25/47 † (144A) (a) (h) (i)	1,078,519	17,041
COOF Securitization Trust, Ltd. 3.532%, 06/25/40 (144A) (a) (c)	500,696	41,741
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	1,287,108	1,256,748
3.880%, 03/15/52 (144A)	2,470,000	2,509,586
Crossroads Asset Trust 1.440%, 01/20/26 (144A)	1,650,000	1,593,952
DataBank Issuer 2.060%, 02/27/51 (144A)	1,950,000	1,810,651
Diamond Resorts Owner Trust 3.700%, 01/21/31 (144A)	659,865	661,352
Diversified ABS Phase III LLC 4.875%, 04/28/39 (h) (i)	4,500,000	4,500,000
FirstKey Homes Trust 2.668%, 10/19/37 (144A)	3,700,000	3,402,872
Foundation Finance Trust 3.860%, 11/15/34 (144A)	613,618	619,549
Freedom Trucking LLC 3.100%, 08/15/24	292,680	290,339
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	53,447	53,298
Goodgreen Trust
2.760%, 04/15/55 (144A)	1,260,900	1,202,084
3.260%, 10/15/53 (144A)	1,400,794	1,352,450
3.740%, 10/15/52 (144A)	289,045	284,036
5.000%, 10/20/51	1,669,493	1,552,629
HERO Funding Trust
3.080%, 09/20/42 (144A)	260,661	257,326
3.950%, 09/20/48 (144A)	983,104	970,073
4.460%, 09/20/47 (144A)	796,907	803,513
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	255,133	254,906
KGS-Alpha SBA COOF Trust
0.606%, 05/25/39 (144A) (a) (c)	2,098,799	27,645
0.957%, 08/25/38 (144A) (a) (c)	1,409,453	28,761
1.773%, 03/25/39 (144A) (a) (c)	1,483,193	54,515
4.817%, 04/25/40 (144A) (a) (c)	393,789	29,534
LFT CRE, Ltd. 2.347%, 1M LIBOR + 1.950%, 06/15/39 (144A) (a)	3,280,000	3,206,354
LL ABS Trust 2.330%, 01/17/28 (144A)	193,988	194,051

Asset-Backed - Other—(Continued)
NRZ Excess Spread-Collateralized Notes
3.104%, 07/25/26 (144A)	4,847,076	4,582,686
3.228%, 05/25/26 (144A)	2,257,726	2,131,607
3.474%, 11/25/26 (144A)	2,939,620	2,824,646
3.844%, 12/25/25 (144A)	2,019,228	1,965,372
Oportun Funding LLC 1.210%, 03/08/28 (144A)	950,000	922,360
Pagaya AI Debt Selection Trust 1.180%, 11/15/27 (144A)	3,194,676	3,150,362
PRET LLC 2.487%, 10/25/51 (144A) (a)	5,435,114	5,279,077
Progress Residential 2.409%, 05/17/38 (144A)	1,960,000	1,764,559
Progress Residential Trust
2.425%, 07/17/38 (144A)	2,535,000	2,246,210
3.930%, 02/17/41 (144A)	3,150,000	2,909,049
Regional Management Issuance Trust 3.040%, 03/17/31 (144A)	2,309,000	2,164,890
Renew Financial 3.670%, 09/20/52 (144A)	354,246	346,113
Sierra Timeshare Receivables Funding LLC 1.330%, 07/20/37 (144A)	1,031,848	988,682
SOL S.p.A. 4.160%, 02/09/30	817,217	820,440
Upstart Securitization Trust
0.870%, 03/20/31 (144A)	893,299	885,108
1.890%, 03/20/31 (144A)	914,000	889,851
VM DEBT LLC 7.500%, 06/15/24	2,400,000	2,400,000
VOLT C LLC 1.992%, 05/25/51 (144A) (g)	1,510,542	1,455,959
VOLT CI LLC 1.992%, 05/25/51 (144A) (g)	1,616,992	1,570,635
VOLT LLC 2.240%, 03/27/51 (144A) (g)	1,083,468	1,045,540
VOLT XCII LLC 1.893%, 02/27/51 (144A) (g)	1,121,621	1,086,741
VOLT XCIII LLC 1.893%, 02/27/51 (144A) (g)	3,525,183	3,416,106
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (g)	2,706,270	2,599,943
VOLT XCVII LLC 2.240%, 04/25/51 (144A) (g)	2,362,352	2,284,449
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	511,776	514,426

		105,675,790

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 1.257%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	586,109	575,860

Total Asset-Backed Securities (Cost $155,287,653)		148,824,308

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—6.6%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—4.2%
Banc of America Funding Trust 2.588%, 05/20/34 (a)	91,942	$94,588
BVRT Financing Trust 3.084%, 11/10/22	1,203,980	1,201,904
FMC GMSR Issuer Trust 3.620%, 07/25/26 (144A) (a)	3,300,000	3,092,105
3.690%, 02/25/24	5,000,000	5,000,000
3.850%, 10/25/26 (144A) (a)	2,680,000	2,479,077
4.450%, 01/25/26 (144A) (a)	3,100,000	2,988,037
Global Mortgage Securitization, Ltd. 0.777%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	149,072	142,607
HarborView Mortgage Loan Trust 2.709%, 05/19/34 (a)	364,920	364,517
Headlands Residential LLC 3.875%, 11/25/24 (144A) (g)	1,643,208	1,631,107
Impac CMB Trust 1.197%, 1M LIBOR + 0.740%, 11/25/34 (a)	877,140	882,197
JPMorgan Mortgage Trust 2.223%, 08/25/34 (a)	46,673	48,555
LHOME Mortgage Trust 2.090%, 09/25/26 (144A) (a)	1,525,000	1,465,794
MASTR Asset Securitization Trust 5.500%, 12/25/33	113,594	106,946
Merrill Lynch Mortgage Investors Trust
0.917%, 1M LIBOR + 0.460%, 04/25/29 (a)	139,905	135,261
0.932%, 6M LIBOR + 0.680%, 01/25/29 (a)	237,611	236,383
0.957%, 1M LIBOR + 0.500%, 05/25/29 (a)	448,035	444,531
1.077%, 1M LIBOR + 0.620%, 10/25/28 (a)	192,314	189,007
1.097%, 1M LIBOR + 0.640%, 10/25/28 (a)	302,117	295,514
MRA Issuance Trust
1.842%, 02/15/23 † (144A)	5,100,000	5,058,501
2.000%, 04/01/22 (144A)	4,450,000	4,439,195
2.856%, 02/15/23 † (144A)	5,100,000	5,090,418
Preston Ridge Partners Mortgage LLC
1.867%, 04/25/26 (144A) (g)	1,580,447	1,509,928
2.115%, 01/25/26 (144A) (a)	2,580,608	2,479,779
Seasoned Credit Risk Transfer Trust
3.500%, 07/25/58	3,342,572	3,356,296
3.500%, 10/25/58	1,347,845	1,336,053
4.000%, 11/25/57	3,023,113	3,077,479
Sequoia Mortgage Trust
1.049%, 1M LIBOR + 0.600%, 12/20/34 (a)	539,387	514,325
1.089%, 1M LIBOR + 0.640%, 01/20/34 (a)	315,519	315,087
1.109%, 1M LIBOR + 0.660%, 07/20/33 (a)	335,048	328,168
1.129%, 1M LIBOR + 0.680%, 10/20/34 (a)	586,719	565,945
1.209%, 1M LIBOR + 0.760%, 04/20/33 (a)	265,516	257,574
Structured Asset Mortgage Investments Trust 1.349%, 1M LIBOR + 0.900%, 05/19/33 (a)	488,392	475,500
Structured Asset Mortgage Investments Trust II
1.149%, 1M LIBOR + 0.700%, 01/19/34 (a)	579,329	572,545
1.149%, 1M LIBOR + 0.700%, 03/19/34 (a)	539,822	523,260
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.030%, 11/25/33 (a)	135,390	138,486

Collateralized Mortgage Obligations—(Continued)
Thornburg Mortgage Securities Trust
1.097%, 1M LIBOR + 0.640%, 09/25/43 (a)	257,053	258,480
1.889%, 12/25/44 (a)	314,746	312,077
2.157%, 04/25/45 (a)	545,262	550,080
Toorak Mortgage Corp. 3.721%, 09/25/22 (g)	965,475	958,371
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (a)	4,626,897	4,501,652
VM Master Issuer, LLC 1.000%, 05/24/25 (144A) (a)	2,900,000	2,899,983
ZH Trust 2.253%, 02/18/27 (144A)	1,400,000	1,386,678

		61,703,990

Commercial Mortgage-Backed Securities—2.4%
BAMLL Commercial Mortgage Securities Trust 4.214%, 08/15/46 (144A) (a)	1,200,000	1,143,104
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,950,000	2,913,603
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	4,117,687
Commercial Mortgage Trust
0.185%, 07/10/45 (144A) (a) (c)	114,559,658	282,642
2.896%, 02/10/37 (144A)	3,050,000	2,957,184
3.815%, 04/10/33 (144A) (a)	1,450,000	1,433,441
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	881,221
Freddie Mac Multifamily Structured Credit Risk 1.899%, SOFR30A + 1.800%, 07/25/41 (144A) (a)	1,591,180	1,514,897
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	2,913,897
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	776,423
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	1,846,759
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	530,665
RR Trust Zero Coupon, 04/26/48 (144A) (b)	8,830,000	7,765,830
SLG Office Trust 2.585%, 07/15/41 (144A)	3,090,000	2,872,882
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,405,619
Wells Fargo Commercial Mortgage Trust 1.547%, 1M LIBOR + 1.150%, 02/15/40 (144A) (a)	1,545,337	1,529,878
WF-RBS Commercial Mortgage Trust 4.238%, 03/15/45 (144A) (a)	300,000	293,268

		35,179,000

Total Mortgage-Backed Securities (Cost $98,562,152)		96,882,990

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—0.5%

Security Description	Principal Amount*	Value

Sovereign—0.5%
Chile Government International Bond 2.550%, 01/27/32 (e)	394,000	$370,210
Israel Government AID Bond Zero Coupon, 08/15/25	2,500,000	2,253,154
Mexico Government International Bonds
2.659%, 05/24/31	848,000	771,850
3.500%, 02/12/34	577,000	536,316
3.771%, 05/24/61	625,000	505,194
4.125%, 01/21/26	189,000	198,284
4.350%, 01/15/47	228,000	210,499
4.600%, 01/23/46	959,000	919,153
4.600%, 02/10/48	200,000	190,214
5.750%, 10/12/10	500,000	506,495
Panama Government International Bond 4.500%, 04/16/50	350,000	345,677
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	406,272
Saudi Government International Bond 2.250%, 02/02/33 (144A)	490,000	450,800

Total Foreign Government (Cost $8,160,162)		7,664,118

Short-Term Investment—2.5%

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $36,084,530; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/24, with a market value of $36,806,229.	36,084,530	36,084,530

Total Short-Term Investments (Cost $36,084,530)		36,084,530

Securities Lending Reinvestments (j)—6.2%

Certificates of Deposit—1.2%
Bank of Nova Scotia 0.320%, 06/07/22	2,000,000	1,998,368
Barclays Bank plc 0.180%, 04/07/22	2,000,000	1,999,926
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (a)	1,000,000	1,000,000
Credit Agricole S.A. 0.590%, 05/24/22	1,000,000	999,880
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (a)	2,000,000	1,997,452
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (a)	1,000,000	999,998
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	1,000,000	999,830
0.720%, SOFR + 0.440%, 09/26/22 (a)	1,000,000	1,000,199
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (a)	2,000,000	1,995,324

Certificates of Deposit—(Continued)
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (a)	1,000,000	999,183
Sumitomo Mitsui Banking Corp. 0.720%, SOFR + 0.450%, 09/06/22 (a)	1,000,000	999,930
Toronto-Dominion Bank (The)
0.530%, SOFR + 0.250%, 02/09/23 (a)	1,000,000	1,000,000
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (a)	1,000,000	999,704

		16,989,794

Commercial Paper—0.1%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (a)	1,000,000	1,000,399
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (a)	1,000,000	999,231

		1,999,630

Repurchase Agreements—3.8%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $8,179,493; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $8,343,027.	8,179,438	8,179,438
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $10,000,081; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,700,014; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,734,001.	1,700,000	1,700,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $2,200,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $2,245,252.	2,200,000	2,200,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $7,100,442; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $7,246,039.	7,100,000	7,100,000

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $7,600,665; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $8,404,070.	7,600,000	$7,600,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $1,570,095; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,743,375.	1,570,076	1,570,076
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,000,094; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,110,377.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $5,900,059; collateralized by various Common Stock with an aggregate market value of $6,556,098.	5,900,000	5,900,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $2,300,024; collateralized by various Common Stock with an aggregate market value of $2,555,767.	2,300,000	2,300,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $2,300,026; collateralized by various Common Stock with an aggregate market value of $2,555,966.	2,300,000	2,300,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $1,700,139; collateralized by various Common Stock with an aggregate market value of $1,889,193.	1,700,000	1,700,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $4,325,048; collateralized by various Common Stock with an aggregate market value of $5,009,164.	4,325,000	4,325,000

		55,874,514

Time Deposits—0.8%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	3,000,000	3,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Rabobank (New York) 0.310%, 04/01/22	2,000,000	2,000,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		11,000,000

Mutual Funds—0.3%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (k)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $90,874,457)		90,863,938

Total Investments—109.0% (Cost $1,647,842,637)		1,598,838,754
Other assets and liabilities (net)—(9.0)%		(132,031,173)

Net Assets—100.0%		$1,466,807,581

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $10,992,016, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal only security.
(c)	Interest only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $98,358,529 and the collateral received consisted of cash in the amount of $90,873,731 and non-cash collateral with a value of $9,530,181. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Principal amount of security is adjusted for inflation.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.7% of net assets.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $329,970,310, which is 22.5% of net assets.

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Commonwealth Bank of Australia, 3.305%, 03/11/41	09/27/21	$355,000	$369,157	$309,403
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	17,041
Credit Agricole S.A., 2.811%, 01/11/41	01/05/21	410,000	410,000	338,671
Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77	01/17/17	156,000	154,520	177,982
MRA Issuance Trust, 1.842%, 02/15/23	05/17/21	5,100,000	5,100,000	5,058,501
MRA Issuance Trust, 2.856%, 02/15/23	06/04/21	5,100,000	5,100,000	5,090,418

				$10,992,016

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	$—	$363,002,147	$3,016,406	$366,018,553
Federal Agencies	—	4,248,493	—	4,248,493
U.S. Treasury	—	394,517,816	—	394,517,816
Total U.S. Treasury & Government Agencies	—	761,768,456	3,016,406	764,784,862
Total Corporate Bonds & Notes*	—	453,734,008	—	453,734,008
Asset-Backed Securities
Asset-Backed - Automobile	—	37,296,120	—	37,296,120
Asset-Backed - Credit Card	—	5,276,538	—	5,276,538
Asset-Backed - Other	—	98,158,749	7,517,041	105,675,790
Asset-Backed - Student Loan	—	575,860	—	575,860
Total Asset-Backed Securities	—	141,307,267	7,517,041	148,824,308
Total Mortgage-Backed Securities*	—	96,882,990	—	96,882,990
Total Foreign Government*	—	7,664,118	—	7,664,118
Total Short-Term Investment*	—	36,084,530	—	36,084,530
Securities Lending Reinvestments
Certificates of Deposit	—	16,989,794	—	16,989,794
Commercial Paper	—	1,999,630	—	1,999,630
Repurchase Agreements	—	55,874,514	—	55,874,514
Time Deposits	—	11,000,000	—	11,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	85,863,938	—	90,863,938
Total Investments	$5,000,000	$1,583,305,307	$10,533,447	$1,598,838,754

Collateral for Securities Loaned (Liability)	$—	$(90,873,731)	$—	$(90,873,731)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—42.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus SE (a) (b)	44,534	$5,382,982
General Dynamics Corp.	4,341	1,046,962
Northrop Grumman Corp.	2,484	1,110,895
Raytheon Technologies Corp.	17,116	1,695,682
Safran S.A.	43,987	5,169,800

		14,406,321

Air Freight & Logistics—0.2%
Deutsche Post AG	56,877	2,731,150
FedEx Corp.	4,923	1,139,133

		3,870,283

Airlines—0.1%
Southwest Airlines Co. (a)	40,279	1,844,778

Auto Components—0.1%
Bridgestone Corp.	49,200	1,904,111

Automobiles—0.5%
Honda Motor Co., Ltd.	64,600	1,835,687
Stellantis NV (Milan-Traded Shares) (b)	142,305	2,307,687
Tesla, Inc. (a)	4,686	5,049,634

		9,193,008

Banks—3.8%
Bank Central Asia Tbk PT	2,217,000	1,228,305
Bank of America Corp.	269,319	11,101,329
Bank Rakyat Indonesia Persero Tbk PT	5,126,314	1,650,593
BNP Paribas S.A.	33,166	1,888,381
Capitec Bank Holdings, Ltd.	10,014	1,599,908
Citigroup, Inc.	57,023	3,045,028
Citizens Financial Group, Inc.	34,845	1,579,524
Credicorp, Ltd.	4,555	782,868
Credit Agricole S.A.	216,620	2,587,989
DBS Group Holdings, Ltd.	288,800	7,592,650
Erste Group Bank AG	48,755	1,768,263
First Republic Bank	2,039	330,522
Grupo Financiero Banorte S.A.B. de C.V. - Class O	128,179	965,499
HDFC Bank, Ltd. (ADR)	61,163	3,751,127
ING Groep NV	126,819	1,325,357
Itau Unibanco Holding S.A. (ADR) (b)	163,965	936,240
KBC Group NV	111,894	8,047,367
Kotak Mahindra Bank, Ltd.	67,275	1,546,262
M&T Bank Corp. (b)	12,975	2,199,262
PNC Financial Services Group, Inc. (The)	8,686	1,602,133
Sberbank of Russia PJSC (ADR) (c) (d)	540	0
Signature Bank	1,173	344,264
SVB Financial Group (a)	618	345,740
Svenska Handelsbanken AB - A Shares	201,173	1,851,429
Truist Financial Corp.	95,978	5,441,953
U.S. Bancorp	20,872	1,109,347
Wells Fargo & Co.	110,720	5,365,491

		69,986,831

Beverages—1.3%
Ambev S.A. (ADR)	210,012	$678,339
Budweiser Brewing Co. APAC, Ltd.	409,100	1,085,723
Carlsberg AS - Class B	51,257	6,258,190
Coca-Cola Co. (The)	53,704	3,329,648
Constellation Brands, Inc. - Class A	15,849	3,650,342
Diageo plc	86,546	4,374,311
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	7,879	652,775
Keurig Dr Pepper, Inc.	17,438	660,900
Kweichow Moutai Co., Ltd. - Class A	6,056	1,633,695
Pernod Ricard S.A. (b)	5,861	1,285,446

		23,609,369

Biotechnology—1.3%
AbbVie, Inc.	73,653	11,939,888
Alnylam Pharmaceuticals, Inc. (a) (b)	2,413	394,019
Exact Sciences Corp. (a) (b)	3,458	241,783
Exelixis, Inc. (a)	11,457	259,730
Genmab A/S (a)	4,242	1,536,712
Horizon Therapeutics plc (a)	5,417	569,923
Natera, Inc. (a) (b)	3,793	154,299
Regeneron Pharmaceuticals, Inc. (a)	8,990	6,278,796
Vertex Pharmaceuticals, Inc. (a)	11,634	3,036,125

		24,411,275

Building Products—0.6%
Assa Abloy AB - Class B	61,580	1,660,413
Carlisle Cos., Inc.	3,588	882,361
Daikin Industries, Ltd.	12,100	2,203,106
Fortune Brands Home & Security, Inc.	7,498	556,952
Trane Technologies plc	33,816	5,163,703

		10,466,535

Capital Markets—1.1%
B3 S.A. - Brasil Bolsa Balcao	233,616	770,861
BlackRock, Inc.	525	401,189
Blackstone Group, Inc. (The)	6,003	762,021
Charles Schwab Corp. (The)	22,967	1,936,348
Deutsche Boerse AG	15,939	2,863,262
Hong Kong Exchanges & Clearing, Ltd.	66,400	3,129,231
Invesco, Ltd.	29,830	687,880
London Stock Exchange Group plc	22,968	2,399,598
Morgan Stanley	10,055	878,807
Northern Trust Corp.	8,665	1,009,039
S&P Global, Inc. (b)	1,871	767,447
State Street Corp.	52,360	4,561,603
T. Rowe Price Group, Inc.	5,635	851,955

		21,019,241

Chemicals—0.8%
Axalta Coating Systems, Ltd. (a)	15,694	385,759
Celanese Corp.	1,950	278,596
Eastman Chemical Co.	27,593	3,092,072
LG Chem, Ltd.	1,511	655,102
Linde plc (a)	9,135	2,943,671
Shin-Etsu Chemical Co., Ltd.	31,900	4,861,091

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Symrise AG	17,966	$2,156,869

		14,373,160

Commercial Services & Supplies—0.0%
Copart, Inc. (a)	4,554	571,390

Communications Equipment—0.1%
Arista Networks, Inc. (a)	3,270	454,464
Cisco Systems, Inc.	13,170	734,359
CommScope Holding Co., Inc. (a)	31,786	250,474

		1,439,297

Construction & Engineering—0.5%
Quanta Services, Inc.	6,899	907,977
Vinci S.A.	78,710	8,047,123

		8,955,100

Construction Materials—0.1%
Martin Marietta Materials, Inc.	3,028	1,165,447

Consumer Finance—0.5%
American Express Co.	36,372	6,801,564
Capital One Financial Corp.	16,226	2,130,312

		8,931,876

Containers & Packaging—0.1%
Packaging Corp. of America	8,883	1,386,725
WestRock Co.	16,253	764,379

		2,151,104

Diversified Consumer Services—0.0%
Bright Horizons Family Solutions, Inc. (a)	2,854	378,697

Diversified Financial Services—0.2%
Berkshire Hathaway, Inc. - Class B (a)	10,059	3,549,922

Diversified Telecommunication Services—0.1%
Verizon Communications, Inc.	42,683	2,174,272

Electric Utilities—0.8%
American Electric Power Co., Inc.	8,926	890,547
Edison International	10,423	730,652
Entergy Corp.	6,385	745,449
Iberdrola S.A.	341,158	3,713,283
NextEra Energy, Inc.	61,529	5,212,122
Orsted A/S	12,260	1,543,800
PG&E Corp. (a) (b)	33,348	398,175
Xcel Energy, Inc.	21,304	1,537,510

		14,771,538

Electrical Equipment—0.6%
AMETEK, Inc.	3,981	530,190
Eaton Corp. plc	32,521	4,935,387
Generac Holdings, Inc. (a)	1,293	384,357

Electrical Equipment—(Continued)
Nidec Corp.	21,100	1,671,664
Schneider Electric SE (b)	17,446	2,912,722
WEG S.A.	108,888	797,497

		11,231,817

Electronic Equipment, Instruments & Components—0.4%
Delta Electronics, Inc.	161,867	1,505,722
Keyence Corp.	7,800	3,626,438
Keysight Technologies, Inc. (a)	2,535	400,454
Largan Precision Co., Ltd.	6,000	392,619
TD SYNNEX Corp.	9,403	970,484
Zebra Technologies Corp. - Class A (a)	732	302,828

		7,198,545

Energy Equipment & Services—0.1%
Baker Hughes Co.	59,180	2,154,744

Entertainment—0.3%
NetEase, Inc.	54,875	989,268
ROBLOX Corp. - Class A (a)	2,483	114,814
Sea, Ltd. (ADR) (a) (b)	26,453	3,168,805
Walt Disney Co. (The) (a)	2,376	325,892

		4,598,779

Equity Real Estate Investment Trusts—0.8%
American Homes 4 Rent - Class A (b)	17,075	683,512
Apple Hospitality REIT, Inc. (b)	27,076	486,556
Brixmor Property Group, Inc.	39,034	1,007,468
Federal Realty Investment Trust	5,839	712,767
JBG SMITH Properties	16,709	488,237
Kimco Realty Corp.	50,464	1,246,461
Lamar Advertising Co. - Class A	2,996	348,075
Mid-America Apartment Communities, Inc.	3,859	808,268
Prologis, Inc.	20,249	3,269,808
Public Storage	1,274	497,217
Rayonier, Inc. (b)	25,845	1,062,746
Sun Communities, Inc.	11,210	1,965,001
Welltower, Inc. (b)	4,551	437,533
Weyerhaeuser Co.	39,208	1,485,983

		14,499,632

Food & Staples Retailing—0.3%
Bid Corp., Ltd.	48,553	1,055,907
President Chain Store Corp.	106,000	971,494
Raia Drogasil S.A.	104,366	524,784
Sysco Corp.	9,945	812,009
Wal-Mart de Mexico S.A.B. de C.V.	294,931	1,208,639

		4,572,833

Food Products—0.5%
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	42,828	588,909
Kraft Heinz Co. (The)	29,042	1,143,965
Nestle S.A.	56,370	7,317,999
Post Holdings, Inc. (a)	13,476	933,348

		9,984,221

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—1.2%
Boston Scientific Corp. (a)	152,040	$6,733,852
Coloplast A/S - Class B	9,281	1,405,630
Cooper Cos., Inc. (The)	1,265	528,251
DexCom, Inc. (a)	908	464,533
Hoya Corp.	20,000	2,282,234
Insulet Corp. (a) (b)	1,194	318,070
Intuitive Surgical, Inc. (a)	1,844	556,298
Medtronic plc	6,643	737,041
Smith & Nephew plc	81,276	1,295,507
Straumann Holding AG	877	1,403,326
Zimmer Biomet Holdings, Inc. (b)	50,329	6,437,079

		22,161,821

Health Care Providers & Services—0.9%
AmerisourceBergen Corp. (b)	9,427	1,458,451
Centene Corp. (a)	4,375	368,331
Cigna Corp.	2,848	682,409
CVS Health Corp.	15,749	1,593,957
HCA Healthcare, Inc.	1,744	437,081
McKesson Corp. (b)	1,656	506,951
UnitedHealth Group, Inc.	21,840	11,137,745

		16,184,925

Hotels, Restaurants & Leisure—1.2%
Airbnb, Inc. - Class A (a)	921	158,191
Booking Holdings, Inc. (a)	2,337	5,488,328
Cracker Barrel Old Country Store, Inc.	3,401	403,801
Hilton Worldwide Holdings, Inc. (a)	3,706	562,348
Huazhu Group, Ltd. (ADR) (b)	10,765	355,137
Marriott International, Inc. - Class A (a)	36,205	6,363,029
McDonald’s Corp.	30,231	7,475,522
Royal Caribbean Cruises, Ltd. (a) (b)	5,610	470,006
Sands China, Ltd. (a)	176,400	423,372
Yum China Holdings, Inc.	18,297	760,057

		22,459,791

Household Durables—0.4%
Garmin, Ltd.	2,696	319,773
Midea Group Co., Ltd. - Class A	102,600	917,732
Mohawk Industries, Inc. (a)	7,046	875,113
Newell Brands, Inc. (b)	38,775	830,173
Persimmon plc	42,408	1,192,779
Sony Group Corp.	33,100	3,416,283

		7,551,853

Household Products—0.3%
Energizer Holdings, Inc. (b)	19,670	605,049
Procter & Gamble Co. (The)	30,255	4,622,964
Unilever Indonesia Tbk PT	516,800	131,484

		5,359,497

Industrial Conglomerates—0.1%
Bidvest Group, Ltd. (The)	29,220	446,246
Honeywell International, Inc.	4,695	913,553

Industrial Conglomerates—(Continued)
Jardine Matheson Holdings, Ltd.	10,500	575,905

		1,935,704

Insurance—2.3%
AIA Group, Ltd.	643,400	6,736,033
Alleghany Corp. (a)	1,076	911,372
Allianz SE	24,773	5,915,655
American International Group, Inc.	8,746	548,986
AXA S.A.	91,377	2,668,566
Chubb, Ltd.	5,446	1,164,899
CNA Financial Corp.	9,263	450,367
Fairfax Financial Holdings, Ltd.	1,766	961,993
Hartford Financial Services Group, Inc. (The)	12,994	933,099
HDFC Life Insurance Co., Ltd.	118,591	836,951
Legal & General Group plc	423,640	1,502,176
Loews Corp.	36,978	2,396,914
Marsh & McLennan Cos., Inc.	3,605	614,364
Muenchener Rueckversicherungs-Gesellschaft AG	7,667	2,053,731
Ping An Insurance Group Co. of China, Ltd. - Class H	284,000	2,003,784
Progressive Corp. (The)	63,889	7,282,707
Prudential plc	138,126	2,040,366
Travelers Cos., Inc. (The)	13,487	2,464,480

		41,486,443

Interactive Media & Services—1.4%
Alphabet, Inc. - Class C (a)	2,512	7,015,991
Bumble, Inc. - Class A (a) (b)	12,477	361,583
IAC/InterActiveCorp. (a)	5,524	553,947
Meta Platforms, Inc. - Class A (a)	36,283	8,067,888
NAVER Corp.	5,331	1,490,671
Snap, Inc. - Class A (a) (b)	90,322	3,250,689
Tencent Holdings, Ltd.	93,000	4,387,311

		25,128,080

Internet & Direct Marketing Retail—1.6%
Alibaba Group Holding, Ltd. (a)	104,000	1,423,477
Allegro.eu S.A. (a)	30,422	252,899
Amazon.com, Inc. (a)	6,556	21,372,232
Delivery Hero SE (a)	20,896	920,437
JD.com, Inc. - Class A (a)	56,128	1,643,868
MercadoLibre, Inc. (a)	2,615	3,110,490
Zalando SE (a)	22,636	1,149,030

		29,872,433

IT Services—1.5%
Adyen NV (a)	799	1,578,481
Capgemini SE (b)	30,775	6,845,690
EPAM Systems, Inc. (a)	3,503	1,039,025
FleetCor Technologies, Inc. (a)	3,086	768,599
Global Payments, Inc.	2,982	408,057
Infosys, Ltd. (ADR) (b)	177,216	4,410,906
International Business Machines Corp.	7,210	937,444
Kyndryl Holdings, Inc. (a) (b)	19,861	260,576
MasterCard, Inc. - Class A	20,803	7,434,576
MongoDB, Inc. (a) (b)	854	378,826

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Tata Consultancy Services, Ltd.	77,565	$3,817,584

		27,879,764

Life Sciences Tools & Services—0.2%
Lonza Group AG	3,755	2,720,434
Mettler-Toledo International, Inc. (a)	191	262,279
Thermo Fisher Scientific, Inc.	835	493,193
Wuxi Biologics Cayman, Inc. (a)	125,500	1,018,084

		4,493,990

Machinery—1.3%
Atlas Copco AB - A Shares	36,903	1,915,210
Deere & Co.	2,076	862,495
Dover Corp.	8,810	1,382,289
Ingersoll Rand, Inc.	86,244	4,342,385
ITT, Inc.	8,214	617,775
Kone Oyj - Class B	23,571	1,234,542
Kubota Corp.	83,600	1,567,331
Makita Corp.	39,600	1,268,336
SMC Corp.	3,100	1,731,391
Stanley Black & Decker, Inc.	4,382	612,560
Techtronic Industries Co., Ltd.	99,500	1,602,924
Timken Co. (The)	5,972	362,500
Volvo AB - B Shares (b)	323,668	6,036,896

		23,536,634

Media—0.4%
Charter Communications, Inc. - Class A (a)	8,464	4,617,281
DISH Network Corp. - Class A (a)	19,878	629,139
Liberty Broadband Corp. - Class C (a)	7,066	956,171
Liberty Media Corp. - Class C (a)	19,567	894,799
Nexstar Media Group, Inc. - Class A (b)	3,946	743,742

		7,841,132

Metals & Mining—0.5%
Anglo American plc	68,080	3,511,326
BHP Group, Ltd.	119,188	4,642,367
Freeport-McMoRan, Inc.	9,849	489,889
Rio Tinto plc	10,760	853,547

		9,497,129

Multi-Utilities—0.4%
RWE AG	184,107	8,030,438

Multiline Retail—0.2%
Dollar General Corp.	4,545	1,011,853
Kohl’s Corp.	17,995	1,087,978
Lojas Renner S.A.	106,362	614,351

		2,714,182

Oil, Gas & Consumable Fuels—1.7%
BP plc	643,850	3,146,516
Cheniere Energy, Inc.	1,650	228,773
Chevron Corp.	36,986	6,022,430

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips	61,614	6,161,400
Coterra Energy, Inc.	43,886	1,183,605
Diamondback Energy, Inc.	4,001	548,457
EOG Resources, Inc.	5,654	674,126
Kinder Morgan, Inc.	56,995	1,077,775
Marathon Petroleum Corp. (b)	7,724	660,402
Phillips 66	10,950	945,971
Shell plc	126,009	3,458,160
TotalEnergies SE	117,395	5,956,474
Williams Cos., Inc. (The)	32,702	1,092,574

		31,156,663

Personal Products—0.2%
BellRing Brands, Inc. (a) (b)	17,893	412,970
Estee Lauder Cos., Inc. (The) - Class A	1,487	404,940
L’Oreal S.A.	7,822	3,130,879
LG Household & Health Care, Ltd.	697	489,603

		4,438,392

Pharmaceuticals—1.9%
Bristol-Myers Squibb Co.	119,233	8,707,586
Catalent, Inc. (a)	4,523	501,601
GlaxoSmithKline plc	136,077	2,934,355
Jazz Pharmaceuticals plc (a)	2,604	405,365
Johnson & Johnson	9,837	1,743,411
Kyowa Kirin Co., Ltd.	66,100	1,533,543
Merck & Co., Inc.	9,022	740,255
Novo Nordisk A/S - Class B	104,721	11,597,502
Organon & Co.	9,256	323,312
Roche Holding AG	16,256	6,428,847
Royalty Pharma plc - Class A (b)	5,544	215,994
Viatris, Inc.	26,419	287,439

		35,419,210

Professional Services—0.4%
Equifax, Inc.	1,948	461,871
Intertek Group plc	25,351	1,731,229
Leidos Holdings, Inc.	9,766	1,054,923
Recruit Holdings Co., Ltd.	42,800	1,873,667
RELX plc	92,934	2,893,157

		8,014,847

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (a)	6,805	622,794

Road & Rail—0.6%
Lyft, Inc. - Class A (a) (b)	151,064	5,800,857
Norfolk Southern Corp.	17,867	5,096,026
Old Dominion Freight Line, Inc.	1,031	307,939

		11,204,822

Semiconductors & Semiconductor Equipment—3.0%
Advanced Micro Devices, Inc. (a)	29,565	3,232,637
Analog Devices, Inc.	51,626	8,527,583
ASML Holding NV	8,574	5,718,853

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Entegris, Inc.	3,850	$505,351
Lam Research Corp.	6,915	3,717,573
NVIDIA Corp.	5,611	1,531,018
NXP Semiconductors NV	59,299	10,975,059
QUALCOMM, Inc.	5,831	891,093
SolarEdge Technologies, Inc. (a)	2,241	722,431
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	89,630	9,344,824
Teradyne, Inc. (b)	2,517	297,585
Texas Instruments, Inc.	35,553	6,523,264
Tokyo Electron, Ltd.	4,100	2,105,244
Wolfspeed, Inc. (a)	2,931	333,724

		54,426,239

Software—1.3%
Confluent, Inc. - Class A (a)	5,548	227,468
Crowdstrike Holdings, Inc. - Class A (a)	1,106	251,151
HubSpot, Inc. (a) (b)	821	389,926
Intuit, Inc.	1,288	619,322
Microsoft Corp.	67,578	20,834,973
Palo Alto Networks, Inc. (a) (b)	1,260	784,363
ServiceNow, Inc. (a)	945	526,261
Synopsys, Inc. (a)	1,500	499,905
Trade Desk, Inc. (The) - Class A (a)	3,893	269,590
Zscaler, Inc. (a)	991	239,108

		24,642,067

Specialty Retail—0.6%
AutoZone, Inc. (a)	971	1,985,287
Best Buy Co., Inc. (b)	9,378	852,460
Burlington Stores, Inc. (a)	1,514	275,805
CarMax, Inc. (a)	2,352	226,921
Dick’s Sporting Goods, Inc. (b)	6,921	692,239
Gap, Inc. (The) (b)	50,789	715,109
Home Depot, Inc. (The)	2,893	865,962
Industria de Diseno Textil S.A.	39,268	854,426
Lowe’s Cos., Inc.	4,942	999,223
Murphy USA, Inc.	4,896	979,004
National Vision Holdings, Inc. (a) (b)	3,984	173,583
Ross Stores, Inc.	30,193	2,731,259

		11,351,278

Technology Hardware, Storage & Peripherals—1.1%
Apple, Inc.	86,408	15,087,701
Samsung Electronics Co., Ltd. (GDR)	2,786	3,953,334
Seagate Technology Holdings plc	20,445	1,838,005

		20,879,040

Textiles, Apparel & Luxury Goods—1.1%
Adidas AG	12,916	3,016,096
Columbia Sportswear Co.	7,010	634,615
Kering S.A.	3,775	2,384,660
LVMH Moet Hennessy Louis Vuitton SE	19,201	13,672,447
NIKE, Inc. - Class B	4,447	598,388
Ralph Lauren Corp.	6,238	707,639

		21,013,845

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp., Ltd.	108,484	3,389,235

Tobacco—0.1%
ITC, Ltd.	286,011	942,833
Philip Morris International, Inc.	9,330	876,460

		1,819,293

Trading Companies & Distributors—0.1%
Ferguson plc	14,418	1,957,099

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (a)	45,993	5,903,202

Total Common Stocks (Cost $709,974,441)		785,785,968

Convertible Bonds—17.5%

Aerospace/Defense—1.1%
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	5,700,000	10,706,256
Safran S.A. 0.875%, 05/15/27 (EUR)	6,940,819	10,316,152

		21,022,408

Airlines—1.1%
Southwest Airlines Co. 1.250%, 05/01/25 (b)	15,387,000	20,880,159

Apparel—1.2%
adidas AG 0.050%, 09/12/23 (EUR)	8,400,000	9,498,327
Kering S.A. Zero Coupon, 09/30/22 (EUR)	11,800,000	13,207,259

		22,705,586

Banks—1.7%
Barclays Bank plc
Zero Coupon, 02/04/25	9,793,000	15,652,348
Zero Coupon, 02/18/25	9,000,000	9,987,570
BofA Finance LLC 0.250%, 05/01/23	4,566,000	4,990,638

		30,630,556

Beverages—0.6%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,725,000	11,951,849

Biotechnology—0.3%
Illumina, Inc. Zero Coupon, 08/15/23 (b)	4,797,000	5,243,121

Building Materials—1.0%
Sika AG 0.150%, 06/05/25 (CHF)	11,020,000	19,275,728

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—1.4%
Amadeus IT Group S.A. 1.500%, 04/09/25 (EUR)	12,500,000	$17,822,099
Edenred Zero Coupon, 09/06/24 (EUR)	3,425,280	2,316,764
Euronet Worldwide, Inc. 0.750%, 03/15/49 (b)	4,424,000	4,921,700

		25,060,563

Computers—0.2%
Atos SE Zero Coupon, 11/06/24 (EUR)	2,800,000	2,911,092

Diversified Financial Services—0.2%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	540,000,000	4,717,348

Electric—0.4%
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	5,100,000	6,862,042

Electrical Components & Equipment—0.4%
Schneider Electric SE Zero Coupon, 06/15/26 (EUR)	3,129,400	7,228,443

Engineering & Construction—0.6%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	6,400,000	10,452,266

Food—0.1%
Mondelez International Holdings Netherlands B.V. Zero Coupon, 09/20/24 (EUR)	1,800,000	2,024,304

Healthcare-Services—0.5%
Anthem, Inc. 2.750%, 10/15/42	1,232,000	8,597,266

Home Furnishings—1.0%
Sony Group Corp. Zero Coupon, 09/30/22 (JPY)	878,000,000	18,484,590

Internet—2.0%
Booking Holdings, Inc. 0.750%, 05/01/25 (b)	9,626,000	13,890,318
Palo Alto Networks, Inc. 0.750%, 07/01/23	9,773,000	22,873,706

		36,764,024

Investment Companies—0.3%
Ares Capital Corp. 4.625%, 03/01/24 (b)	5,338,000	6,027,114

Mining—0.2%
Glencore Funding LLC Zero Coupon, 03/27/25	3,200,000	3,778,368

Oil & Gas—0.7%
Pioneer Natural Resources Co. 0.250%, 05/15/25	5,305,000	12,596,722

Real Estate—0.4%
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	6,100,000	7,359,301

Retail—0.6%
Zalando SE 0.050%, 08/06/25 (EUR)	10,300,000	10,504,928

Semiconductors—1.1%
STMicroelectronics NV Zero Coupon, 08/04/25	16,600,000	20,452,860

Software—0.4%
Akamai Technologies, Inc. 0.375%, 09/01/27	6,065,000	6,971,718

Total Convertible Bonds (Cost $279,333,954)		322,502,356

Corporate Bonds & Notes—12.6%

Aerospace/Defense—0.3%
BAE Systems plc
1.900%, 02/15/31 (144A)	200,000	173,649
3.400%, 04/15/30 (144A)	595,000	586,293
Boeing Co. (The)
1.167%, 02/04/23 (b)	80,000	79,364
1.433%, 02/04/24	155,000	149,917
1.950%, 02/01/24	145,000	141,766
2.196%, 02/04/26	655,000	619,248
2.750%, 02/01/26 (b)	145,000	140,504
3.100%, 05/01/26	80,000	78,601
3.200%, 03/01/29 (b)	344,000	327,808
3.250%, 03/01/28	100,000	96,036
3.250%, 02/01/35	468,000	417,877
3.600%, 05/01/34	175,000	163,229
3.750%, 02/01/50 (b)	115,000	102,400
3.950%, 08/01/59	250,000	216,576
4.875%, 05/01/25	100,000	103,167
5.150%, 05/01/30	150,000	159,969
5.705%, 05/01/40	150,000	167,618
L3Harris Technologies, Inc.
1.800%, 01/15/31	100,000	86,887
4.854%, 04/27/35	50,000	54,310
Raytheon Technologies Corp.
1.900%, 09/01/31	430,000	380,397
2.375%, 03/15/32	425,000	390,162
3.030%, 03/15/52 (b)	130,000	113,897
3.750%, 11/01/46	131,000	128,798
4.125%, 11/16/28	585,000	611,502
4.150%, 05/15/45	113,000	115,760
4.350%, 04/15/47	140,000	149,904

		5,755,639

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.3%
Altria Group, Inc.
2.450%, 02/04/32	460,000	$399,864
3.400%, 02/04/41	280,000	229,781
3.875%, 09/16/46	327,000	276,885
BAT Capital Corp.
2.259%, 03/25/28	95,000	85,241
3.222%, 08/15/24	200,000	199,927
3.462%, 09/06/29	145,000	136,489
3.557%, 08/15/27	550,000	535,287
3.734%, 09/25/40 (b)	65,000	53,256
3.984%, 09/25/50	95,000	76,987
4.390%, 08/15/37	1,029,000	956,884
BAT International Finance plc
1.668%, 03/25/26 (b)	70,000	64,233
4.448%, 03/16/28	315,000	315,670
Bunge, Ltd. Finance Corp.
2.750%, 05/14/31	160,000	147,190
Imperial Brands Finance plc
3.125%, 07/26/24 (144A)	1,021,000	1,011,495
Philip Morris International, Inc.
3.875%, 08/21/42	334,000	310,638

		4,799,827

Airlines—0.3%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	264,298	252,115
3.550%, 01/15/30 (144A)	574,560	542,161
3.750%, 12/15/27 (144A)	440,870	432,353
9.000%, 10/01/25 (144A)	24,681	26,311
American Airlines Pass-Through Trust
2.875%, 07/11/34	90,000	81,243
3.200%, 06/15/28	305,800	290,199
3.600%, 09/22/27	143,157	139,123
3.700%, 10/01/26	375,219	362,181
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	306,475	289,662
4.125%, 09/20/31 (144A)	467,958	446,824
Continental Airlines Pass-Through Trust
4.000%, 10/29/24	506,806	505,389
Delta Air Lines Pass-Through Trust
3.204%, 10/25/25	367,000	367,313
3.625%, 07/30/27	93,237	92,286
JetBlue Pass-Through Trust
8.000%, 11/15/27	212,419	229,158
United Airlines Pass-Through Trust
2.700%, 05/01/32	196,471	179,855
3.450%, 12/01/27	367,030	362,447
3.700%, 03/01/30	58,373	54,376
4.150%, 04/11/24	337,352	338,403
4.150%, 08/25/31	179,175	180,832
4.300%, 08/15/25	37,682	37,629

		5,209,860

Auto Manufacturers—0.2%
General Motors Co.
5.000%, 04/01/35	194,000	197,197
5.150%, 04/01/38	150,000	152,383
6.125%, 10/01/25	670,000	719,259
General Motors Financial Co., Inc.
1.250%, 01/08/26	209,000	191,249
2.350%, 01/08/31	50,000	43,264
2.700%, 06/10/31	85,000	74,844
2.750%, 06/20/25	58,000	56,333
4.350%, 01/17/27	51,000	51,863
5.250%, 03/01/26	40,000	41,896
Hyundai Capital America
1.150%, 11/10/22 (144A)	181,000	179,744
1.300%, 01/08/26 (144A)	50,000	45,802
1.500%, 06/15/26 (144A)	35,000	31,817
1.800%, 10/15/25 (144A)	70,000	65,378
1.800%, 01/10/28 (144A)	100,000	88,315
2.100%, 09/15/28 (144A) (b)	455,000	400,975
2.375%, 10/15/27 (144A)	193,000	176,697
2.850%, 11/01/22 (144A)	130,000	130,401
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A)	220,000	215,611
4.345%, 09/17/27 (144A)	445,000	438,493
Stellantis Finance U.S., Inc.
1.711%, 01/29/27 (144A)	200,000	182,290

		3,483,811

Auto Parts & Equipment—0.0%
Lear Corp.
2.600%, 01/15/32	69,000	60,948
3.550%, 01/15/52 (b)	325,000	268,181

		329,129

Banks—3.5%
ABN AMRO Bank NV
2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	400,000	365,599
3.324%, 5Y H15 + 1.900%, 03/13/37 (144A) (e)	400,000	363,523
AIB Group plc
4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (e)	315,000	315,603
4.750%, 10/12/23 (144A)	250,000	254,312
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/26 (144A)	295,000	300,493
Banco Bilbao Vizcaya Argentaria S.A.
1.125%, 09/18/25	400,000	368,480
Banco Santander S.A.
1.722%, 1Y H15 + 0.900%, 09/14/27 (e)	200,000	180,640
2.706%, 06/27/24	600,000	593,634
2.746%, 05/28/25	200,000	194,893
4.175%, 1Y H15 + 2.000%, 03/24/28 (e)	600,000	603,043
Bank of America Corp.
1.197%, SOFR + 1.010%, 10/24/26 (e)	310,000	286,497
1.898%, SOFR + 1.530%, 07/23/31 (e)	330,000	288,179
1.922%, SOFR + 1.370%, 10/24/31 (e)	420,000	364,845
2.299%, SOFR + 1.220%, 07/21/32 (e)	690,000	614,110
2.551%, SOFR + 1.050%, 02/04/28 (e)	370,000	353,529

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (b) (e)	800,000	$726,931
2.651%, SOFR + 1.220%, 03/11/32 (e)	330,000	302,661
2.676%, SOFR + 1.930%, 06/19/41 (e)	585,000	493,950
2.687%, SOFR + 1.320%, 04/22/32 (e)	1,085,000	997,806
2.884%, 3M LIBOR + 1.190%, 10/22/30 (e)	355,000	336,640
2.972%, SOFR + 1.330%, 02/04/33 (e)	105,000	98,384
3.093%, 3M LIBOR + 1.090%, 10/01/25 (e)	200,000	199,321
3.248%, 10/21/27	365,000	363,291
3.705%, 3M LIBOR + 1.512%, 04/24/28 (e)	1,537,000	1,546,829
3.824%, 3M LIBOR + 1.575%, 01/20/28 (e)	300,000	303,461
4.244%, 3M LIBOR + 1.814%, 04/24/38 (e)	270,000	281,305
4.450%, 03/03/26	167,000	172,709
Bank of Ireland Group plc
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	495,000	448,307
Bank of Montreal
3.803%, 5Y USD Swap + 1.432%, 12/15/32 (e)	100,000	98,822
Bank of Nova Scotia (The)
3.625%, 5Y H15 + 2.613%, 10/27/81 (e)	300,000	258,090
Barclays plc
1.007%, 1Y H15 + 0.800%, 12/10/24 (e)	200,000	192,014
3.932%, 3M LIBOR + 1.610%, 05/07/25 (e)	670,000	675,451
BNP Paribas S.A.
2.159%, SOFR + 1.218%, 09/15/29 (144A) (e)	440,000	391,454
2.219%, SOFR + 2.074%, 06/09/26 (144A) (e)	340,000	323,308
2.588%, 5Y H15 + 2.050%, 08/12/35 (144A) (e)	200,000	173,624
2.591%, SOFR + 1.228%, 01/20/28 (144A) (e)	375,000	352,914
2.871%, SOFR + 1.387%, 04/19/32 (144A) (e)	220,000	200,090
3.052%, SOFR + 1.507%, 01/13/31 (144A) (e)	270,000	252,565
BPCE S.A.
2.045%, SOFR + 1.087%, 10/19/27 (144A) (e)	685,000	630,134
2.375%, 01/14/25 (144A)	400,000	385,323
3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	250,000	226,269
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (e)	590,000	541,849
2.014%, SOFR + 0.694%, 01/25/26 (e)	525,000	505,406
2.520%, SOFR + 1.177%, 11/03/32 (e)	415,000	372,319
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	216,425
2.572%, SOFR + 2.107%, 06/03/31 (e)	775,000	709,983
3.057%, SOFR + 1.351%, 01/25/33 (b) (e)	71,000	66,338
3.520%, 3M LIBOR + 1.151%, 10/27/28 (b) (e)	322,000	318,973
3.668%, 3M LIBOR + 1.390%, 07/24/28 (e)	345,000	345,076
3.887%, 3M LIBOR + 1.563%, 01/10/28 (e)	1,470,000	1,486,537
4.300%, 11/20/26	308,000	316,741
4.400%, 06/10/25	120,000	123,444
5.300%, 05/06/44	100,000	113,784
Cooperatieve Rabobank UA
3.649%, 1Y H15 + 1.220%, 04/06/28 (144A) (e)	270,000	269,208
3.750%, 07/21/26	955,000	949,214
Credit Agricole S.A.
1.247%, SOFR + 0.892%, 01/26/27 (144A) (e)	250,000	227,444
1.907%, SOFR + 1.676%, 06/16/26 (144A) (e)	325,000	306,787
Credit Suisse Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (e)	250,000	223,599
3.091%, SOFR + 1.730%, 05/14/32 (144A) (e)	570,000	514,081
4.194%, SOFR + 3.730%, 04/01/31 (144A) (e)	345,000	340,346

Banks—(Continued)
Credit Suisse Group AG
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (e)	1,985,000	2,002,678
4.282%, 01/09/28 (144A)	730,000	729,173
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (e)	275,000	271,452
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (e)	245,000	226,549
3.244%, 3M LIBOR + 1.591%, 12/20/25 (144A) (e)	210,000	206,911
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (e)	385,000	388,103
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (e)	150,000	139,049
2.222%, SOFR + 2.159%, 09/18/24 (e)	365,000	357,013
2.311%, SOFR + 1.219%, 11/16/27 (e)	795,000	728,551
3.035%, SOFR + 1.718%, 05/28/32 (e)	280,000	251,621
3.742%, SOFR + 2.257%, 01/07/33 (e)	265,000	234,207
Goldman Sachs Group, Inc. (The)
1.431%, SOFR + 0.798%, 03/09/27 (e)	1,010,000	930,716
1.542%, SOFR + 0.818%, 09/10/27 (e)	1,115,000	1,019,031
1.757%, SOFR + 0.730%, 01/24/25 (e)	410,000	399,710
1.948%, SOFR + 0.913%, 10/21/27 (e)	85,000	78,995
2.383%, SOFR + 1.248%, 07/21/32 (e)	560,000	495,994
2.615%, SOFR + 1.281%, 04/22/32 (e)	35,000	31,810
2.640%, SOFR + 1.114%, 02/24/28 (e)	444,000	424,520
3.102%, SOFR + 1.410%, 02/24/33 (e)	580,000	546,701
3.272%, 3M LIBOR + 1.201%, 09/29/25 (e)	350,000	350,663
3.500%, 11/16/26	1,489,000	1,495,192
3.615%, SOFR + 1.846%, 03/15/28 (e)	310,000	309,566
3.650%, 5Y H15 + 2.915%, 08/10/26 (e)	102,000	93,330
4.017%, 3M LIBOR + 1.373%, 10/31/38 (e)	545,000	550,732
4.411%, 3M LIBOR + 1.430%, 04/23/39 (e)	140,000	147,675
HSBC Holdings plc
0.976%, SOFR + 0.708%, 05/24/25 (e)	255,000	242,082
1.645%, SOFR + 1.538%, 04/18/26 (e)	1,130,000	1,063,285
2.206%, SOFR + 1.285%, 08/17/29 (b) (e)	400,000	359,786
2.251%, SOFR + 1.100%, 11/22/27 (e)	350,000	326,108
2.357%, SOFR + 1.947%, 08/18/31 (e)	440,000	390,241
2.804%, SOFR + 1.187%, 05/24/32 (e)	200,000	181,728
2.871%, SOFR + 1.410%, 11/22/32 (e)	310,000	281,792
2.999%, SOFR + 1.430%, 03/10/26 (e)	380,000	372,574
4.292%, 3M LIBOR + 1.348%, 09/12/26 (e)	250,000	253,222
4.762%, SOFR + 2.530%, 03/29/33 (e)	200,000	205,536
6.500%, 09/15/37	100,000	121,766
ING Groep NV
4.017%, SOFR + 1.830%, 03/28/28 (e)	250,000	251,374
4.252%, SOFR + 2.070%, 03/28/33 (e)	200,000	205,876
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (e)	440,000	403,459
4.375%, 03/22/28	283,000	289,191
Macquarie Group, Ltd.
1.340%, SOFR + 1.069%, 01/12/27 (144A) (e)	60,000	54,665
2.691%, SOFR + 1.440%, 06/23/32 (144A) (e)	265,000	233,241
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (e)	526,000	515,513
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (e)	200,000	183,857
2.341%, 1Y H15 + 0.830%, 01/19/28 (e)	880,000	831,147
3.751%, 07/18/39	250,000	245,533

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (b) (e)	200,000	$181,932
2.564%, 09/13/31	330,000	288,421
2.869%, SOFR + 1.572%, 09/13/30 (b) (e)	200,000	188,710
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (e)	270,000	248,185
1.593%, SOFR + 0.879%, 05/04/27 (e)	810,000	752,556
1.794%, SOFR + 1.034%, 02/13/32 (e)	802,000	689,661
1.928%, SOFR + 1.020%, 04/28/32 (e)	65,000	56,182
2.239%, SOFR + 1.178%, 07/21/32 (e)	690,000	611,429
2.511%, SOFR + 1.200%, 10/20/32 (e)	180,000	162,241
2.720%, SOFR + 1.152%, 07/22/25 (e)	1,200,000	1,187,965
2.802%, SOFR + 1.430%, 01/25/52 (e)	105,000	87,357
3.591%, 3M LIBOR + 1.340%, 07/22/28 (b) (e)	400,000	401,112
3.622%, SOFR + 3.120%, 04/01/31 (b) (e)	228,000	226,814
3.971%, 3M LIBOR + 1.455%, 07/22/38 (e)	382,000	385,388
4.300%, 01/27/45	70,000	73,623
National Australia Bank, Ltd.
2.332%, 08/21/30 (144A)	295,000	256,617
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (e)	390,000	381,296
NatWest Group plc
1.642%, 1Y H15 + 0.900%, 06/14/27 (e)	227,000	207,527
3.754%, 5Y H15 + 2.100%, 11/01/29 (e)	200,000	198,416
4.269%, 3M LIBOR + 1.762%, 03/22/25 (e)	1,666,000	1,685,324
4.892%, 3M LIBOR + 1.754%, 05/18/29 (e)	200,000	207,895
NatWest Markets plc
1.600%, 09/29/26 (144A)	300,000	274,734
Northern Trust Corp.
3.375%, 3M LIBOR + 1.131%, 05/08/32 (e)	100,000	97,797
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (e)	700,000	665,814
1.673%, SOFR + 0.989%, 06/14/27 (e)	600,000	545,894
2.896%, SOFR + 1.475%, 03/15/32 (e)	260,000	235,236
Societe Generale S.A.
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	465,000	420,373
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (e)	370,000	333,396
2.625%, 10/16/24 (144A)	665,000	646,643
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (e)	1,545,000	1,445,961
3.875%, 03/28/24 (144A)	375,000	375,656
4.250%, 04/14/25 (144A)	350,000	348,016
Standard Chartered plc
1.319%, 1Y H15 + 1.170%, 10/14/23 (144A) (e)	240,000	237,739
2.608%, 1Y H15 + 1.180%, 01/12/28 (144A) (e)	285,000	266,446
2.678%, 1Y H15 + 1.200%, 06/29/32 (144A) (e)	520,000	456,092
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (e)	210,000	209,446
UBS Group AG
1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (e)	310,000	284,796
1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (e)	650,000	590,000
2.746%, 1Y H15 + 1.100%, 02/11/33 (144A) (e)	255,000	231,713
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (e)	295,000	283,557
4.125%, 09/24/25 (144A)	200,000	203,734
UniCredit S.p.A.
1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	400,000	360,553
3.127%, 1Y H15 + 1.550%, 06/03/32 (144A) (e)	200,000	175,835
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (e)	150,000	141,840

Banks—(Continued)
Wells Fargo & Co.
2.406%, SOFR + 1.087%, 10/30/25 (b) (e)	830,000	812,511
3.068%, SOFR + 2.530%, 04/30/41 (e)	235,000	211,259
3.196%, 3M LIBOR + 1.170%, 06/17/27 (e)	1,039,000	1,025,317
3.350%, SOFR + 1.500%, 03/02/33 (e)	285,000	276,975
3.584%, 3M LIBOR + 1.310%, 05/22/28 (e)	323,000	322,475
4.400%, 06/14/46	115,000	119,226
Westpac Banking Corp.
3.020%, 5Y H15 + 1.530%, 11/18/36 (e)	230,000	204,366
3.133%, 11/18/41	93,000	79,812
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (e)	100,000	100,574

		63,710,942

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	745,000	799,024
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36	423,000	453,674
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	967,000	1,016,097
4.439%, 10/06/48	120,000	125,616
4.500%, 06/01/50 (b)	325,000	347,244
4.600%, 06/01/60	70,000	74,399
Coca-Cola Co. (The)
1.375%, 03/15/31	205,000	177,623
2.600%, 06/01/50	225,000	192,195
3.000%, 03/05/51	200,000	184,122
Constellation Brands, Inc.
3.150%, 08/01/29	270,000	260,717
5.250%, 11/15/48	25,000	27,939
Fomento Economico Mexicano S.A.B. de C.V.
3.500%, 01/16/50	236,000	218,272
Keurig Dr Pepper, Inc.
3.200%, 05/01/30	365,000	353,777
3.430%, 06/15/27	75,000	74,972
4.597%, 05/25/28	340,000	358,524
Pernod Ricard International Finance LLC
1.625%, 04/01/31 (144A)	360,000	309,073

		4,973,268

Biotechnology—0.1%
Amgen, Inc.
2.800%, 08/15/41	140,000	120,198
3.000%, 01/15/52	370,000	312,936
3.150%, 02/21/40	345,000	315,370
3.350%, 02/22/32	150,000	148,596
Biogen, Inc.
2.250%, 05/01/30	328,000	295,117
3.150%, 05/01/50	8,000	6,551
Gilead Sciences, Inc.
2.600%, 10/01/40	610,000	513,614
2.800%, 10/01/50	45,000	36,825
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/30	768,000	666,452

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Royalty Pharma plc
1.200%, 09/02/25	54,000	$49,673
2.150%, 09/02/31	80,000	68,589
3.350%, 09/02/51	210,000	168,338

		2,702,259

Building Materials—0.0%
Lennox International, Inc.
1.700%, 08/01/27	160,000	146,899
Martin Marietta Materials, Inc.
3.450%, 06/01/27	100,000	100,310
Masco Corp.
2.000%, 10/01/30	50,000	43,290
6.500%, 08/15/32	150,000	176,766

		467,265

Chemicals—0.1%
Celanese U.S. Holdings LLC
3.500%, 05/08/24	139,000	139,357
CF Industries, Inc.
4.950%, 06/01/43	172,000	184,986
5.150%, 03/15/34	385,000	427,298
DuPont de Nemours, Inc.
5.319%, 11/15/38	60,000	68,913
Eastman Chemical Co.
4.500%, 12/01/28	150,000	154,141
International Flavors & Fragrances, Inc.
3.468%, 12/01/50 (144A) (b)	52,000	45,868
Nutrien, Ltd.
4.200%, 04/01/29	50,000	52,248
5.000%, 04/01/49	75,000	87,055
Sherwin-Williams Co. (The)
2.200%, 03/15/32	280,000	248,323

		1,408,189

Commercial Services—0.2%
Ford Foundation (The)
2.815%, 06/01/70	55,000	45,371
Global Payments, Inc.
2.150%, 01/15/27	265,000	248,722
2.900%, 05/15/30	362,000	334,105
2.900%, 11/15/31	83,000	75,619
3.200%, 08/15/29	364,000	345,805
Moody’s Corp.
2.550%, 08/18/60	130,000	97,849
PayPal Holdings, Inc.
2.300%, 06/01/30	185,000	172,211
Pepperdine University
3.301%, 12/01/59	180,000	164,614
Quanta Services, Inc.
2.350%, 01/15/32	115,000	99,831
2.900%, 10/01/30	180,000	166,539
S&P Global, Inc.
2.300%, 08/15/60	190,000	143,653

Commercial Services—(Continued)
S&P Global, Inc.
2.900%, 03/01/32 (144A)	221,000	214,249
4.250%, 05/01/29 (144A) (b)	354,000	372,786
4.750%, 08/01/28 (144A)	235,000	252,471
Triton Container International, Ltd.
1.150%, 06/07/24 (144A)	360,000	341,540
Trustees of Boston University
3.173%, 10/01/50	210,000	183,734
University of Chicago (The)
2.761%, 04/01/45	100,000	88,902
University of Southern California
3.226%, 10/01/2120	100,000	82,446

		3,430,447

Computers—0.2%
Apple, Inc.
2.375%, 02/08/41	175,000	152,440
2.650%, 05/11/50	340,000	296,144
2.700%, 08/05/51	440,000	382,491
2.800%, 02/08/61	35,000	30,094
2.850%, 08/05/61	115,000	99,182
3.450%, 02/09/45	716,000	711,246
CGI, Inc.
2.300%, 09/14/31 (144A)	156,000	136,063
Dell International LLC / EMC Corp.
4.900%, 10/01/26	110,000	115,378
5.300%, 10/01/29	518,000	564,231
5.450%, 06/15/23	17,000	17,512
6.020%, 06/15/26	414,000	448,457
Leidos, Inc.
2.300%, 02/15/31	210,000	182,039
2.950%, 05/15/23	150,000	150,323

		3,285,600

Cosmetics/Personal Care—0.0%
GSK Consumer Healthcare Capital U.S. LLC
3.375%, 03/24/27 (144A)	250,000	249,997
3.625%, 03/24/32 (144A)	250,000	249,765

		499,762

Diversified Financial Services—0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26	151,000	138,535
2.450%, 10/29/26	680,000	628,967
3.000%, 10/29/28	560,000	516,425
3.300%, 01/30/32	150,000	135,219
4.450%, 04/03/26	150,000	151,504
4.500%, 09/15/23	245,000	246,842
4.875%, 01/16/24	150,000	152,026
6.500%, 07/15/25	837,000	886,329
Air Lease Corp.
2.875%, 01/15/26	116,000	111,960
3.000%, 09/15/23	60,000	59,742
3.250%, 10/01/29	150,000	141,615

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Air Lease Corp.
3.375%, 07/01/25	401,000	$395,220
3.625%, 12/01/27	119,000	115,767
Aviation Capital Group LLC
1.950%, 01/30/26 (144A)	130,000	119,390
3.875%, 05/01/23 (144A)	100,000	100,437
4.125%, 08/01/25 (144A)	80,000	79,346
5.500%, 12/15/24 (144A)	110,000	113,217
Avolon Holdings Funding, Ltd.
2.125%, 02/21/26 (144A)	70,000	63,912
2.528%, 11/18/27 (144A)	623,000	550,329
2.875%, 02/15/25 (144A)	164,000	157,469
4.250%, 04/15/26 (144A)	465,000	458,562
4.375%, 05/01/26 (144A)	495,000	488,320
5.250%, 05/15/24 (144A)	100,000	102,091
5.500%, 01/15/26 (144A)	185,000	190,930
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	220,000	220,026
Brookfield Finance, Inc.
4.850%, 03/29/29	137,000	146,027
GTP Acquisition Partners I LLC
3.482%, 06/15/50 (144A)	325,000	326,019
Mitsubishi HC Capital, Inc.
3.559%, 02/28/24 (144A)	200,000	201,729
Nomura Holdings, Inc.
1.851%, 07/16/25 (b)	295,000	278,442
2.648%, 01/16/25	375,000	364,776
Nuveen LLC
4.000%, 11/01/28 (144A)	100,000	104,030
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	190,000	191,351
5.500%, 02/15/24 (144A)	95,000	97,231
Visa, Inc.
2.700%, 04/15/40	105,000	95,463

		8,129,248

Electric—1.4%
AEP Texas, Inc.
3.950%, 06/01/28	311,000	317,328
AEP Transmission Co. LLC
2.750%, 08/15/51	110,000	90,110
3.150%, 09/15/49	30,000	26,563
AES Corp. (The)
1.375%, 01/15/26	200,000	183,914
3.300%, 07/15/25 (144A)	400,000	392,440
3.950%, 07/15/30 (144A)	67,000	66,374
Alexander Funding Trust
1.841%, 11/15/23 (144A)	1,030,000	998,359
Alliant Energy Finance LLC
1.400%, 03/15/26 (144A)	70,000	63,660
Ameren Corp.
1.750%, 03/15/28	100,000	91,424
3.500%, 01/15/31	268,000	264,362
Ameren Illinois Co.
4.500%, 03/15/49	225,000	248,805

Electric—(Continued)
American Electric Power Co., Inc.
3.875%, 5Y H15 + 2.675%, 02/15/62 (e)	390,000	360,298
American Transmission Systems, Inc.
2.650%, 01/15/32 (144A)	150,000	138,630
Arizona Public Service Co.
4.700%, 01/15/44	50,000	51,199
Ausgrid Finance Pty, Ltd.
3.850%, 05/01/23 (144A)	150,000	150,966
Baltimore Gas & Electric Co.
3.200%, 09/15/49	210,000	189,316
Berkshire Hathaway Energy Co.
2.850%, 05/15/51	105,000	88,969
CenterPoint Energy, Inc.
2.650%, 06/01/31	190,000	175,259
2.950%, 03/01/30	160,000	152,380
Cleveland Electric Illuminating Co. (The)
4.550%, 11/15/30 (144A)	60,000	63,039
Commonwealth Edison Co.
3.700%, 03/01/45	128,000	125,870
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48	150,000	164,735
Constellation Energy Generation LLC
5.750%, 10/01/41	120,000	129,640
Dominion Energy, Inc.
4.050%, 09/15/42	120,000	117,975
Duke Energy Carolinas LLC
2.550%, 04/15/31	190,000	178,259
4.000%, 09/30/42	255,000	260,728
Duke Energy Corp.
2.550%, 06/15/31	185,000	169,145
Duke Energy Florida LLC
1.750%, 06/15/30	150,000	133,528
2.400%, 12/15/31	470,000	433,698
Duke Energy Indiana LLC
2.750%, 04/01/50	230,000	193,695
3.750%, 05/15/46	585,000	573,747
Duke Energy Ohio, Inc.
4.300%, 02/01/49	21,000	22,153
Duke Energy Progress LLC
2.900%, 08/15/51	170,000	148,908
3.400%, 04/01/32	110,000	110,508
3.700%, 10/15/46	120,000	116,192
4.000%, 04/01/52	30,000	31,795
Duquesne Light Holdings, Inc.
3.616%, 08/01/27 (144A)	754,000	743,702
Edison International
3.550%, 11/15/24	276,000	276,858
5.750%, 06/15/27	55,000	58,935
EDP Finance B.V.
1.710%, 01/24/28 (144A)	515,000	454,172
Emera U.S. Finance L.P.
2.639%, 06/15/31 (b)	245,000	219,615
4.750%, 06/15/46	322,000	335,661
Enel Finance International NV
1.875%, 07/12/28 (144A)	255,000	229,829
2.250%, 07/12/31 (144A)	200,000	177,119

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Entergy Arkansas LLC
4.950%, 12/15/44	59,000	$61,087
Entergy Corp.
2.400%, 06/15/31	220,000	197,477
Entergy Louisiana LLC
1.600%, 12/15/30	145,000	125,610
2.350%, 06/15/32	220,000	199,510
2.900%, 03/15/51	141,000	121,641
4.950%, 01/15/45	383,000	397,427
Entergy Mississippi LLC
3.500%, 06/01/51	40,000	37,353
3.850%, 06/01/49	120,000	119,019
Entergy Texas, Inc.
1.500%, 09/01/26	150,000	137,556
1.750%, 03/15/31	345,000	301,282
4.000%, 03/30/29	141,000	146,877
Evergy Kansas Central, Inc.
3.250%, 09/01/49	205,000	184,560
Evergy Metro, Inc.
2.250%, 06/01/30	160,000	146,717
Evergy, Inc.
2.900%, 09/15/29	150,000	143,367
Exelon Corp.
3.350%, 03/15/32 (144A)	130,000	126,669
Exelon Generation Co. LLC
5.600%, 06/15/42	265,000	282,073
Fells Point Funding Trust
3.046%, 01/31/27 (144A)	1,210,000	1,159,916
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	305,000	291,394
Florida Power & Light Co.
2.450%, 02/03/32	205,000	192,816
Fortis, Inc.
3.055%, 10/04/26	272,000	268,838
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	955,000	904,706
Jersey Central Power & Light Co.
6.150%, 06/01/37	100,000	120,774
Louisville Gas & Electric Co.
4.650%, 11/15/43	197,000	207,717
Metropolitan Edison Co.
4.000%, 04/15/25 (144A)	20,000	19,895
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/28 (144A)	40,000	40,359
Monongahela Power Co.
3.550%, 05/15/27 (144A)	325,000	324,631
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	469,000	394,208
NextEra Energy Capital Holdings, Inc.
2.951%, 3M LIBOR + 2.125%, 06/15/67 (e)	223,000	191,723
3.500%, 04/01/29	134,000	135,038
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	90,000	84,625
2.450%, 12/02/27 (144A)	100,000	92,230
3.750%, 06/15/24 (144A)	387,000	385,483
4.450%, 06/15/29 (144A)	100,000	100,041

Electric—(Continued)
OGE Energy Corp.
0.703%, 05/26/23	60,000	$58,781
Ohio Power Co.
2.900%, 10/01/51	215,000	178,168
Oklahoma Gas and Electric Co.
0.553%, 05/26/23	70,000	68,491
Pacific Gas and Electric Co.
1.338%, SOFR + 1.150%, 11/14/22 (e)	80,000	80,023
1.367%, 03/10/23	110,000	108,063
1.700%, 11/15/23	305,000	297,297
1.750%, 06/16/22	655,000	654,256
2.950%, 03/01/26	55,000	52,263
3.250%, 02/16/24	210,000	209,023
3.450%, 07/01/25	310,000	302,389
3.750%, 08/15/42	37,000	30,102
4.000%, 12/01/46	305,000	253,715
4.300%, 03/15/45	60,000	51,106
4.500%, 07/01/40	295,000	268,578
4.550%, 07/01/30	30,000	29,766
4.600%, 06/15/43	82,000	72,740
4.650%, 08/01/28	165,000	164,741
PacifiCorp.
2.700%, 09/15/30	195,000	185,693
2.900%, 06/15/52 (b)	266,000	232,406
3.300%, 03/15/51 (b)	97,000	88,957
4.125%, 01/15/49	285,000	294,716
PECO Energy Co.
2.800%, 06/15/50	215,000	185,389
4.800%, 10/15/43	105,000	116,531
Pennsylvania Electric Co.
3.600%, 06/01/29 (144A)	500,000	496,407
PG&E Energy Recovery Funding LLC
2.822%, 07/15/46	40,000	35,779
PPL Capital Funding, Inc.
3.661%, 3M LIBOR + 2.665%, 03/30/67 (b) (e)	395,000	346,613
Public Service Co. of Colorado
2.700%, 01/15/51 (b)	105,000	88,947
4.300%, 03/15/44	185,000	195,785
Public Service Co. of Oklahoma
2.200%, 08/15/31 (b)	185,000	165,594
6.625%, 11/15/37	100,000	123,986
Public Service Electric and Gas Co.
2.700%, 05/01/50	190,000	161,993
3.100%, 03/15/32	150,000	148,187
Puget Energy, Inc.
2.379%, 06/15/28	140,000	127,996
San Diego Gas & Electric Co.
2.950%, 08/15/51	150,000	131,764
4.300%, 04/01/42	160,000	164,697
Sempra Energy
4.125%, 5Y H15 + 2.868%, 04/01/52 (e)	310,000	289,384
Southern California Edison Co.
3.450%, 02/01/52 (b)	155,000	139,259
3.600%, 02/01/45	111,000	100,520
3.650%, 03/01/28	324,000	323,503
3.900%, 03/15/43	23,000	21,579

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Southern California Edison Co.
4.050%, 03/15/42	150,000	$143,805
4.125%, 03/01/48	195,000	191,844
4.500%, 09/01/40	130,000	131,710
Southern Power Co.
5.150%, 09/15/41	125,000	132,665
Southwestern Electric Power Co.
3.900%, 04/01/45	272,000	257,123
Tucson Electric Power Co.
4.850%, 12/01/48	150,000	168,598
Union Electric Co.
2.150%, 03/15/32 (b)	235,000	214,034
2.950%, 06/15/27	161,000	158,660
3.900%, 04/01/52	60,000	62,073
Virginia Electric and Power Co.
2.450%, 12/15/50	395,000	315,851
Vistra Operations Co. LLC
3.550%, 07/15/24 (144A)	170,000	168,389
3.700%, 01/30/27 (144A)	195,000	187,155
4.300%, 07/15/29 (144A)	305,000	294,398

		26,633,973

Electronics—0.0%
Arrow Electronics, Inc.
3.875%, 01/12/28	123,000	123,411

Entertainment—0.1%
Magallanes, Inc.
4.279%, 03/15/32 (144A)	607,000	609,700
5.050%, 03/15/42 (144A)	280,000	285,609
5.141%, 03/15/52 (144A)	140,000	143,233

		1,038,542

Food—0.1%
Campbell Soup Co.
3.125%, 04/24/50	28,000	23,304
Kraft Heinz Foods Co.
3.750%, 04/01/30 (b)	259,000	257,889
4.375%, 06/01/46	64,000	63,209
4.625%, 10/01/39	299,000	303,015
Kroger Co. (The)
3.950%, 01/15/50 (b)	120,000	121,393
4.450%, 02/01/47	70,000	74,392
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	200,000	181,512
5.200%, 04/01/29 (144A)	150,000	157,364
Sysco Corp.
3.150%, 12/14/51	182,000	155,216

		1,337,294

Gas—0.1%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	101,386
4.250%, 07/15/27 (144A)	70,000	71,793

Gas—(Continued)
Atmos Energy Corp.
4.125%, 03/15/49	145,000	$152,686
Boston Gas Co.
3.001%, 08/01/29 (144A)	120,000	113,947
Brooklyn Union Gas Co. (The)
3.865%, 03/04/29 (144A)	170,000	170,620
NiSource, Inc.
1.700%, 02/15/31	351,000	297,731
2.950%, 09/01/29	180,000	171,532
ONE Gas, Inc.
4.500%, 11/01/48	142,000	152,434
Southern California Gas Co.
2.950%, 04/15/27	330,000	325,465
4.450%, 03/15/44	50,000	51,410
Southern Co. Gas Capital Corp.
1.750%, 01/15/31	186,000	159,019
3.150%, 09/30/51	80,000	67,804

		1,835,827

Healthcare-Products—0.0%
Danaher Corp.
2.800%, 12/10/51	140,000	118,963
Thermo Fisher Scientific, Inc.
2.000%, 10/15/31 (b)	140,000	125,678
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	308,000	281,092
4.450%, 08/15/45	55,000	54,969

		580,702

Healthcare-Services—0.4%
Aetna, Inc.
3.875%, 08/15/47	236,000	229,936
4.125%, 11/15/42	195,000	192,222
Anthem, Inc.
2.875%, 09/15/29	160,000	154,608
4.101%, 03/01/28	140,000	145,233
Children’s Hospital
2.928%, 07/15/50	100,000	81,928
CommonSpirit Health
1.547%, 10/01/25	65,000	60,944
2.782%, 10/01/30	70,000	65,236
3.910%, 10/01/50	65,000	61,926
Cottage Health Obligated Group
3.304%, 11/01/49	230,000	212,487
Hartford HealthCare Corp.
3.447%, 07/01/54	240,000	226,558
HCA, Inc.
3.125%, 03/15/27 (144A)	360,000	351,753
3.500%, 07/15/51	45,000	39,019
4.500%, 02/15/27 (b)	908,000	937,824
5.125%, 06/15/39	110,000	118,619
5.250%, 06/15/26	260,000	274,431
5.375%, 09/01/26 (b)	668,000	701,400
5.625%, 09/01/28	664,000	717,950
5.875%, 02/15/26	91,000	96,779

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
5.875%, 02/01/29	109,000	$119,159
Memorial Health Services
3.447%, 11/01/49	210,000	197,464
MidMichigan Health
3.409%, 06/01/50	40,000	35,103
New York and Presbyterian Hospital (The)
2.256%, 08/01/40	230,000	182,023
NYU Langone Hospitals
3.380%, 07/01/55	90,000	79,831
Piedmont Healthcare, Inc.
2.864%, 01/01/52	95,000	77,509
Quest Diagnostics, Inc.
2.800%, 06/30/31	80,000	74,821
Roche Holdings, Inc.
2.076%, 12/13/31 (144A)	270,000	248,448
2.607%, 12/13/51 (144A)	485,000	420,096
UnitedHealth Group, Inc.
2.750%, 05/15/40	663,000	595,462
3.050%, 05/15/41	100,000	93,155
3.250%, 05/15/51	140,000	131,497
3.500%, 08/15/39 (b)	238,000	236,089
Universal Health Services, Inc.
2.650%, 10/15/30 (144A)	525,000	476,602
2.650%, 01/15/32 (144A)	63,000	56,618
Yale-New Haven Health Services Corp.
2.496%, 07/01/50	110,000	86,054

		7,778,784

Holding Companies-Diversified—0.0%
CK Hutchison International 19, Ltd.
3.625%, 04/11/29 (144A)	205,000	207,259

Home Builders—0.0%
Lennar Corp.
4.500%, 04/30/24	45,000	46,131
MDC Holdings, Inc.
2.500%, 01/15/31	220,000	192,093
3.850%, 01/15/30	111,000	107,908

		346,132

Insurance—0.3%
AIA Group, Ltd.
3.900%, 04/06/28 (144A)	210,000	213,805
American Financial Group, Inc.
3.500%, 08/15/26	70,000	70,638
American International Group, Inc.
3.875%, 01/15/35	223,000	227,232
Athene Global Funding
0.950%, 01/08/24 (144A)	55,000	52,963
1.450%, 01/08/26 (144A)	65,000	60,142
2.500%, 01/14/25 (144A)	16,000	15,529
2.950%, 11/12/26 (144A)	370,000	358,215
Berkshire Hathaway Finance Co.
2.850%, 10/15/50	260,000	225,100

Insurance—(Continued)
Berkshire Hathaway Finance Co.
2.875%, 03/15/32	155,000	$150,288
3.850%, 03/15/52	385,000	393,688
4.400%, 05/15/42	200,000	215,406
Corebridge Financial, Inc.
3.850%, 04/05/29 (144A)	55,000	54,950
F&G Global Funding
1.750%, 06/30/26 (144A)	80,000	74,355
Guardian Life Insurance Co. of America (The)
3.700%, 01/22/70 (144A)	85,000	76,618
4.875%, 06/19/64 † (144A)	150,000	167,734
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30	70,000	63,626
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	25,123
6.100%, 10/01/41	25,000	30,900
Intact U.S. Holdings, Inc.
4.600%, 11/09/22	150,000	151,641
Massachusetts Mutual Life Insurance Co.
5.077%, 3M LIBOR + 3.191%, 02/15/69 † (144A) (e)	195,000	212,064
Nationwide Mutual Insurance Co.
4.350%, 04/30/50 (144A)	105,000	104,466
New York Life Global Funding
1.850%, 08/01/31 (144A)	230,000	200,161
3.000%, 01/10/28 (144A)	125,000	123,060
New York Life Insurance Co.
3.750%, 05/15/50 (144A)	90,000	87,242
4.450%, 05/15/69 (144A)	140,000	145,340
Northwestern Mutual Global Funding
1.700%, 06/01/28 (144A)	85,000	77,809
Northwestern Mutual Life Insurance Co. (The)
3.850%, 09/30/47 (144A)	220,000	214,709
Pacific Life Insurance Co.
4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (e)	97,000	89,846
Prudential Financial, Inc.
3.905%, 12/07/47	65,000	64,783
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	250,000	284,362
Swiss Re Finance Luxembourg S.A.
5.000%, 5Y H15 + 3.582%, 04/02/49 (144A) (e)	400,000	414,000
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	105,649

		4,751,444

Internet—0.1%
Alphabet, Inc.
1.900%, 08/15/40	250,000	203,881
2.050%, 08/15/50	85,000	67,052
Amazon.com, Inc.
2.500%, 06/03/50	275,000	229,587
2.700%, 06/03/60	260,000	214,724
3.100%, 05/12/51	120,000	112,619
3.875%, 08/22/37	280,000	296,363
Netflix, Inc.
4.875%, 04/15/28	620,000	650,228
5.375%, 11/15/29 (144A)	243,000	263,047

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
VeriSign, Inc.
2.700%, 06/15/31	191,000	$172,855

		2,210,356

Iron/Steel—0.0%
Vale Overseas, Ltd.
3.750%, 07/08/30	547,000	527,855

Machinery-Diversified—0.0%
Otis Worldwide Corp.
2.565%, 02/15/30	235,000	219,629
Rockwell Automation, Inc.
2.800%, 08/15/61	85,000	68,530

		288,159

Media—0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.250%, 01/15/29	810,000	728,893
2.300%, 02/01/32 (b)	285,000	243,608
2.800%, 04/01/31	300,000	270,388
3.500%, 06/01/41 (b)	190,000	157,915
3.500%, 03/01/42	195,000	161,213
3.700%, 04/01/51	60,000	49,446
3.900%, 06/01/52	215,000	181,312
4.800%, 03/01/50	240,000	227,978
6.384%, 10/23/35	330,000	372,811
Comcast Corp.
2.450%, 08/15/52 (b)	635,000	503,667
2.887%, 11/01/51 (144A)	64,000	53,954
2.937%, 11/01/56 (144A)	505,000	416,889
2.987%, 11/01/63 (144A) (b)	80,000	65,466
3.200%, 07/15/36	552,000	528,105
3.250%, 11/01/39	570,000	540,478
3.450%, 02/01/50	190,000	177,752
3.750%, 04/01/40	25,000	25,165
COX Communications, Inc.
2.950%, 10/01/50 (144A)	110,000	86,625
Discovery Communications LLC
4.000%, 09/15/55 (b)	145,000	125,103
4.950%, 05/15/42	250,000	248,122
5.200%, 09/20/47	125,000	130,028
Paramount Global
6.375%, 5Y H15 + 3.999%, 03/30/62 (e)	70,000	70,665
Time Warner Cable LLC
4.500%, 09/15/42	667,000	616,922
6.550%, 05/01/37	50,000	57,502
6.750%, 06/15/39	265,000	307,255
Walt Disney Co. (The)
3.500%, 05/13/40	255,000	248,367

		6,595,629

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.
4.200%, 06/15/35	60,000	63,408

Mining—0.1%
Glencore Funding LLC
2.500%, 09/01/30 (144A)	384,000	$343,620
2.625%, 09/23/31 (144A) (b)	415,000	371,221
2.850%, 04/27/31 (144A)	130,000	118,713
4.125%, 05/30/23 (144A)	61,000	61,971
Rio Tinto Finance USA, Ltd.
2.750%, 11/02/51	255,000	220,207
Teck Resources, Ltd.
5.200%, 03/01/42	100,000	104,820
5.400%, 02/01/43	219,000	236,257

		1,456,809

Miscellaneous Manufacturing—0.1%
Eaton Corp.
5.800%, 03/15/37	100,000	116,867
GE Capital International Funding Co.
4.418%, 11/15/35	550,000	590,583
General Electric Co.
6.750%, 03/15/32	185,000	233,053
Siemens Financieringsmaatschappij NV
4.400%, 05/27/45 (144A)	250,000	274,806

		1,215,309

Oil & Gas—0.5%
BP Capital Markets America, Inc.
2.721%, 01/12/32	939,000	883,695
2.939%, 06/04/51	270,000	230,456
3.000%, 02/24/50	115,000	99,330
3.017%, 01/16/27	596,000	594,376
BP Capital Markets plc
4.375%, 5Y H15 + 4.036%, 06/22/25 (e)	56,000	56,308
Cenovus Energy, Inc.
3.750%, 02/15/52	130,000	116,257
ConocoPhillips Co.
4.025%, 03/15/62 (144A)	155,000	157,143
Continental Resources, Inc.
2.268%, 11/15/26 (144A)	260,000	242,770
4.900%, 06/01/44	120,000	118,746
Coterra Energy, Inc.
3.900%, 05/15/27 (144A)	130,000	130,947
Devon Energy Corp.
4.500%, 01/15/30	165,000	170,269
5.250%, 10/15/27	265,000	274,733
Diamondback Energy, Inc.
3.125%, 03/24/31	290,000	276,965
3.250%, 12/01/26	80,000	79,881
3.500%, 12/01/29	37,000	36,651
Eni S.p.A.
4.250%, 05/09/29 (144A)	235,000	242,233
4.750%, 09/12/28 (144A)	305,000	318,444
Eni USA, Inc.
7.300%, 11/15/27	100,000	117,204
Equinor ASA
2.375%, 05/22/30	90,000	84,948

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Exxon Mobil Corp.
2.610%, 10/15/30	85,000	$81,928
2.995%, 08/16/39	355,000	329,118
3.095%, 08/16/49	370,000	338,458
Hess Corp.
5.600%, 02/15/41	85,000	95,510
HollyFrontier Corp.
2.625%, 10/01/23	120,000	118,775
5.875%, 04/01/26	56,000	58,304
Lundin Energy Finance B.V.
3.100%, 07/15/31 (144A)	640,000	592,692
Marathon Petroleum Corp.
4.700%, 05/01/25	23,000	23,901
4.750%, 09/15/44	79,000	80,328
Ovintiv Exploration, Inc.
5.375%, 01/01/26	185,000	196,092
Petroleos Mexicanos
6.500%, 03/13/27	200,000	203,100
Phillips 66
2.150%, 12/15/30 (b)	300,000	266,466
Pioneer Natural Resources Co.
1.900%, 08/15/30 (b)	370,000	327,991
Santos Finance, Ltd.
3.649%, 04/29/31 (144A)	319,000	298,080
Shell International Finance B.V.
2.875%, 11/26/41	105,000	94,318
3.625%, 08/21/42	310,000	304,356
3.750%, 09/12/46	201,000	203,122
Suncor Energy, Inc.
5.350%, 07/15/33	150,000	163,868
TotalEnergies Capital International S.A.
2.986%, 06/29/41	430,000	391,770
3.127%, 05/29/50	278,000	253,628
3.461%, 07/12/49	137,000	131,893
Valero Energy Corp.
2.150%, 09/15/27	110,000	102,869

		8,887,923

Oil & Gas Services—0.0%
Baker Hughes Holding LLC / Baker Hughes Co-Obligor, Inc.
3.138%, 11/07/29	170,000	166,006
3.337%, 12/15/27	252,000	250,526
Baker Hughes Holdings LLC
5.125%, 09/15/40	25,000	28,402
Halliburton Co.
3.800%, 11/15/25	3,000	3,064
Schlumberger Holdings Corp.
3.900%, 05/17/28 (144A)	181,000	182,857

		630,855

Packaging & Containers—0.0%
Graphic Packaging International LLC
1.512%, 04/15/26 (144A)	115,000	105,628
Packaging Corp. of America
4.050%, 12/15/49	135,000	137,656

		243,284

Pharmaceuticals—0.6%
AbbVie, Inc.
3.200%, 11/21/29	717,000	$708,474
4.050%, 11/21/39	655,000	672,952
4.400%, 11/06/42	315,000	332,332
4.450%, 05/14/46	430,000	456,911
4.550%, 03/15/35	60,000	64,410
4.625%, 10/01/42	220,000	233,732
4.750%, 03/15/45	60,000	65,318
AstraZeneca plc
1.375%, 08/06/30	210,000	183,001
2.125%, 08/06/50 (b)	280,000	215,110
4.000%, 09/18/42	253,000	265,881
6.450%, 09/15/37	50,000	66,407
Bayer U.S. Finance LLC
4.375%, 12/15/28 (144A)	245,000	250,489
Becton Dickinson and Co.
1.957%, 02/11/31	160,000	141,344
Bristol-Myers Squibb Co.
2.350%, 11/13/40 (b)	620,000	523,186
2.550%, 11/13/50	300,000	249,025
2.950%, 03/15/32	200,000	195,645
3.700%, 03/15/52	160,000	160,790
4.125%, 06/15/39	105,000	112,750
Cigna Corp.
3.200%, 03/15/40	290,000	263,602
4.375%, 10/15/28	592,000	622,737
CVS Health Corp.
1.750%, 08/21/30	220,000	192,807
2.700%, 08/21/40	640,000	545,664
4.300%, 03/25/28	140,000	146,451
5.050%, 03/25/48	175,000	198,186
5.300%, 12/05/43	200,000	232,838
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	259,596	271,193
5.880%, 01/10/28	281,682	300,443
8.353%, 07/10/31 (144A)	126,907	152,126
Eli Lilly and Co.
2.250%, 05/15/50 (b)	170,000	137,878
Johnson & Johnson
3.400%, 01/15/38	223,000	227,360
Merck & Co., Inc.
2.150%, 12/10/31	455,000	420,844
2.350%, 06/24/40	65,000	55,979
2.750%, 12/10/51	548,000	477,330
Pfizer, Inc.
2.700%, 05/28/50 (b)	230,000	203,553
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26	398,000	398,688
Takeda Pharmaceutical Co., Ltd.
3.025%, 07/09/40	715,000	637,498
3.175%, 07/09/50	200,000	174,958
5.000%, 11/26/28	200,000	216,874
Zoetis, Inc.
2.000%, 05/15/30	140,000	125,539

		10,900,305

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—0.5%
Boardwalk Pipelines L.P.
4.450%, 07/15/27	34,000	$34,688
Cameron LNG LLC
3.701%, 01/15/39 (144A)	163,000	156,958
Cheniere Corpus Christi Holdings LLC
2.742%, 12/31/39 (144A)	110,000	95,712
3.700%, 11/15/29	80,000	79,750
5.125%, 06/30/27	800,000	852,742
Columbia Pipeline Group, Inc.
5.800%, 06/01/45	115,000	135,264
Enbridge, Inc.
0.826%, SOFR + 0.630%, 02/16/24 (e)	194,000	193,952
3.125%, 11/15/29	230,000	222,891
Energy Transfer L.P.
4.150%, 09/15/29	340,000	341,005
4.200%, 04/15/27	17,000	17,309
4.400%, 03/15/27	70,000	71,169
4.750%, 01/15/26 (b)	136,000	141,331
4.950%, 05/15/28	80,000	82,852
4.950%, 01/15/43	150,000	143,848
5.150%, 02/01/43	566,000	556,012
5.250%, 04/15/29	5,000	5,336
5.500%, 06/01/27	36,000	38,687
5.800%, 06/15/38	35,000	37,863
5.950%, 10/01/43	90,000	96,054
6.050%, 06/01/41	55,000	61,046
6.250%, 04/15/49	70,000	80,323
Enterprise Products Operating LLC
3.300%, 02/15/53	160,000	136,506
4.250%, 02/15/48	285,000	286,139
4.950%, 10/15/54	33,000	35,872
Flex Intermediate Holdco LLC
3.363%, 06/30/31 (144A)	332,000	308,459
4.317%, 12/30/39 (144A)	60,000	55,783
Gray Oak Pipeline LLC
2.000%, 09/15/23 (144A)	110,000	108,368
3.450%, 10/15/27 (144A)	150,000	144,472
Kinder Morgan Energy Partners L.P.
5.000%, 08/15/42	170,000	174,018
Kinder Morgan, Inc.
3.250%, 08/01/50	295,000	244,882
5.050%, 02/15/46	80,000	84,810
5.300%, 12/01/34	305,000	334,273
MPLX L.P.
4.500%, 04/15/38 (b)	431,000	440,374
Northern Natural Gas Co.
3.400%, 10/16/51 (144A)	100,000	87,354
ONEOK Partners L.P.
5.000%, 09/15/23	70,000	71,700
6.650%, 10/01/36	140,000	160,180
Phillips 66 Partners L.P.
3.150%, 12/15/29	40,000	38,580
4.900%, 10/01/46 (b)	80,000	87,872
Plains All American Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29 (b)	245,000	236,768
3.850%, 10/15/23	113,000	113,959

Pipelines—(Continued)
Plains All American Pipeline L.P. / PAA Finance Corp.
4.700%, 06/15/44	120,000	112,597
5.150%, 06/01/42	95,000	91,955
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	790,000	811,240
4.500%, 05/15/30 (b)	300,000	313,730
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	107,785
8.000%, 03/01/32	70,000	88,848
Targa Resources Corp.
4.200%, 02/01/33	40,000	40,365
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28	260,000	263,503
Tennessee Gas Pipeline Co. LLC
2.900%, 03/01/30 (144A)	75,000	70,356
Texas Eastern Transmission L.P.
3.500%, 01/15/28 (144A)	45,000	44,720
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	355,000	378,804
Transcanada Trust
5.500%, SOFR + 4.416%, 09/15/79 (e)	298,000	297,404
Williams Cos., Inc. (The)
2.600%, 03/15/31	275,000	253,223
5.400%, 03/04/44	185,000	203,130

		9,672,821

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	243,000	248,772

Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc.
2.950%, 03/15/34	185,000	174,047
3.800%, 04/15/26	23,000	23,408
4.000%, 02/01/50	111,000	109,502
American Campus Communities Operating Partnership L.P.
3.625%, 11/15/27	150,000	148,711
American Tower Corp.
1.500%, 01/31/28	150,000	132,539
1.875%, 10/15/30	130,000	110,639
2.950%, 01/15/51 (b)	39,000	30,646
3.100%, 06/15/50	61,000	49,291
3.125%, 01/15/27	501,000	488,189
3.700%, 10/15/49	210,000	187,161
3.950%, 03/15/29	191,000	191,255
4.050%, 03/15/32	205,000	205,487
American Tower Trust
3.652%, 03/15/48 (144A)	160,000	161,752
Boston Properties L.P.
4.500%, 12/01/28 (b)	100,000	105,468
Brixmor Operating Partnership L.P.
2.250%, 04/01/28	80,000	73,059
2.500%, 08/16/31	45,000	39,746
3.850%, 02/01/25	60,000	60,442

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Corporate Office Properties L.P.
2.000%, 01/15/29	60,000	$52,788
2.750%, 04/15/31	187,000	167,872
Crown Castle International Corp.
3.800%, 02/15/28	745,000	744,245
4.450%, 02/15/26	100,000	102,975
Equinix, Inc.
2.900%, 11/18/26	135,000	130,731
ERP Operating L.P.
4.150%, 12/01/28	120,000	124,069
Essex Portfolio L.P.
2.650%, 03/15/32 (b)	120,000	109,765
2.650%, 09/01/50	160,000	123,904
Goodman U.S. Finance Three LLC
3.700%, 03/15/28 (144A)	110,000	109,753
Healthcare Trust of America Holdings L.P.
2.000%, 03/15/31	80,000	69,223
3.100%, 02/15/30	200,000	190,118
Healthpeak Properties, Inc.
2.125%, 12/01/28 (b)	142,000	130,575
3.000%, 01/15/30	110,000	105,672
3.500%, 07/15/29	118,000	117,836
Kimco Realty Corp.
2.250%, 12/01/31 (b)	150,000	134,339
Life Storage L.P.
2.400%, 10/15/31	55,000	48,470
4.000%, 06/15/29	137,000	138,850
National Retail Properties, Inc.
3.000%, 04/15/52	100,000	80,187
4.000%, 11/15/25	100,000	102,407
Office Properties Income Trust
2.650%, 06/15/26	282,000	257,859
3.450%, 10/15/31	95,000	81,847
4.000%, 07/15/22	140,000	140,294
Physicians Realty L.P.
2.625%, 11/01/31	55,000	49,620
Prologis L.P.
2.125%, 10/15/50	150,000	112,258
Public Storage
1.950%, 11/09/28	66,000	61,081
2.250%, 11/09/31	165,000	150,842
Realty Income Corp.
2.850%, 12/15/32	210,000	198,401
3.875%, 04/15/25	60,000	60,940
Regency Centers L.P.
2.950%, 09/15/29	450,000	428,700
Sabra Health Care L.P.
3.200%, 12/01/31	90,000	80,315
Safehold Operating Partnership L.P.
2.850%, 01/15/32	167,000	147,134
SITE Centers Corp.
4.700%, 06/01/27	60,000	62,103
UDR, Inc.
3.000%, 08/15/31	120,000	113,878
3.500%, 07/01/27	100,000	100,229

Real Estate Investment Trusts—(Continued)
Ventas Realty L.P.
4.875%, 04/15/49	88,000	96,531
5.700%, 09/30/43	220,000	260,050
WEA Finance LLC
2.875%, 01/15/27 (144A) (b)	575,000	546,369
Welltower, Inc.
2.700%, 02/15/27 (b)	57,000	55,738
2.750%, 01/15/32	210,000	193,133
3.100%, 01/15/30	320,000	308,091
3.850%, 06/15/32	80,000	80,559
WP Carey, Inc.
2.250%, 04/01/33	135,000	115,313
2.450%, 02/01/32	160,000	141,354

		8,917,760

Retail—0.2%
7-Eleven, Inc.
1.300%, 02/10/28 (144A)	56,000	49,024
2.500%, 02/10/41 (144A)	146,000	117,807
2.800%, 02/10/51 (144A)	245,000	197,258
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A)	20,000	17,960
3.625%, 05/13/51 (144A)	25,000	22,670
3.800%, 01/25/50 (144A)	135,000	125,786
AutoZone, Inc.
1.650%, 01/15/31	100,000	85,241
Home Depot, Inc. (The)
1.875%, 09/15/31	400,000	357,432
2.375%, 03/15/51 (b)	415,000	332,754
2.750%, 09/15/51	165,000	142,146
3.300%, 04/15/40	80,000	77,051
Kohl’s Corp.
3.375%, 05/01/31 (b)	162,000	156,342
Lowe’s Cos., Inc.
2.800%, 09/15/41	120,000	102,780
3.000%, 10/15/50	105,000	89,329
3.350%, 04/01/27	40,000	40,234
3.700%, 04/15/46	173,000	165,766
3.750%, 04/01/32	140,000	141,540
McDonald’s Corp.
3.625%, 05/01/43	257,000	242,494
3.700%, 02/15/42	120,000	115,658
6.300%, 10/15/37	90,000	115,372
Nordstrom, Inc.
4.250%, 08/01/31 (b)	121,000	110,281
O’Reilly Automotive, Inc.
3.550%, 03/15/26	60,000	60,373
Starbucks Corp.
3.750%, 12/01/47	76,000	71,762

		2,937,060

Savings & Loans—0.0%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (e)	590,000	561,279

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.3%
Advanced Micro Devices, Inc.
2.375%, 06/01/30	351,000	$326,108
Analog Devices, Inc.
2.800%, 10/01/41	96,000	86,136
2.950%, 10/01/51	170,000	153,788
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.875%, 01/15/27	572,000	575,824
Broadcom, Inc.
1.950%, 02/15/28 (144A)	265,000	238,788
2.450%, 02/15/31 (144A)	522,000	465,665
3.137%, 11/15/35 (144A)	270,000	237,895
3.187%, 11/15/36 (144A)	120,000	104,171
4.150%, 11/15/30	133,000	134,794
Intel Corp.
3.050%, 08/12/51 (b)	305,000	271,174
KLA Corp.
3.300%, 03/01/50	355,000	334,382
Microchip Technology, Inc.
0.972%, 02/15/24 (b)	435,000	416,904
0.983%, 09/01/24 (144A)	155,000	146,749
2.670%, 09/01/23	200,000	199,330
NVIDIA Corp.
3.500%, 04/01/50	150,000	151,592
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 (144A)	145,000	130,216
3.250%, 05/11/41 (144A)	285,000	251,319
3.400%, 05/01/30 (144A)	110,000	106,618
Qorvo, Inc.
4.375%, 10/15/29	418,000	418,140
TSMC Global, Ltd.
1.000%, 09/28/27 (144A)	295,000	259,175
2.250%, 04/23/31 (144A)	220,000	201,332

		5,210,100

Software—0.3%
Activision Blizzard, Inc.
1.350%, 09/15/30	321,000	278,242
2.500%, 09/15/50	443,000	363,944
Citrix Systems, Inc.
1.250%, 03/01/26	32,000	31,111
Electronic Arts, Inc.
1.850%, 02/15/31	150,000	131,740
Fiserv, Inc.
3.500%, 07/01/29	277,000	272,649
4.400%, 07/01/49	60,000	61,953
Microsoft Corp.
2.675%, 06/01/60	190,000	163,841
3.500%, 02/12/35	735,000	769,865
Oracle Corp.
2.300%, 03/25/28	70,000	63,936
2.875%, 03/25/31	405,000	369,275
3.250%, 11/15/27	178,000	172,863
3.600%, 04/01/40	420,000	364,344
3.600%, 04/01/50	245,000	203,194
3.800%, 11/15/37	366,000	331,005

Software—(Continued)
Oracle Corp.
3.850%, 07/15/36	408,000	375,546
3.900%, 05/15/35	222,000	208,765
Roper Technologies, Inc.
1.400%, 09/15/27	360,000	326,238
2.000%, 06/30/30	180,000	159,796
Salesforce.com, Inc.
2.900%, 07/15/51	240,000	213,098
VMware, Inc.
1.400%, 08/15/26 (b)	172,000	157,905
1.800%, 08/15/28	115,000	101,994
2.200%, 08/15/31	345,000	303,749
3.900%, 08/21/27	211,000	213,727
4.650%, 05/15/27	86,000	90,111
Workday, Inc.
3.500%, 04/01/27	114,000	113,970

		5,842,861

Telecommunications—0.5%
AT&T, Inc.
1.650%, 02/01/28	50,000	45,555
2.250%, 02/01/32	835,000	740,410
2.300%, 06/01/27	210,000	200,082
2.550%, 12/01/33	285,000	253,207
2.750%, 06/01/31	75,000	70,326
3.100%, 02/01/43	285,000	246,037
3.500%, 06/01/41	115,000	105,883
3.500%, 09/15/53	459,000	402,747
3.550%, 09/15/55	638,000	562,694
3.650%, 09/15/59	295,000	258,695
4.300%, 12/15/42	492,000	496,382
Corning, Inc.
3.900%, 11/15/49	252,000	243,248
Crown Castle Towers LLC
3.663%, 05/15/45 (144A)	225,000	224,505
Rogers Communications, Inc.
3.700%, 11/15/49	60,000	53,359
3.800%, 03/15/32 (144A)	260,000	257,987
4.550%, 03/15/52 (144A) (b)	75,000	74,562
T-Mobile USA, Inc.
2.050%, 02/15/28	620,000	566,255
3.750%, 04/15/27	180,000	181,052
3.875%, 04/15/30	53,000	53,203
4.375%, 04/15/40	265,000	266,124
Telefonica Emisiones S.A.U.
4.665%, 03/06/38	720,000	736,247
4.895%, 03/06/48	150,000	155,101
Verizon Communications, Inc.
1.680%, 10/30/30	220,000	191,824
1.750%, 01/20/31	135,000	117,703
2.100%, 03/22/28	270,000	251,660
2.355%, 03/15/32 (144A)	562,000	507,607
2.550%, 03/21/31	90,000	83,615
2.650%, 11/20/40	409,000	347,919
4.125%, 03/16/27	200,000	207,888

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
4.272%, 01/15/36	1,263,000	$1,330,556
4.329%, 09/21/28	454,000	478,913
Vodafone Group plc
4.250%, 09/17/50	170,000	169,435
6.250%, 11/30/32	160,000	188,869

		10,069,650

Toys/Games/Hobbies—0.0%
Hasbro, Inc.
3.900%, 11/19/29 (b)	149,000	149,515

Transportation—0.2%
Burlington Northern Santa Fe LLC
2.875%, 06/15/52	240,000	212,606
3.550%, 02/15/50	69,000	68,376
3.900%, 08/01/46	349,000	361,064
4.150%, 04/01/45	105,000	111,134
Canadian Pacific Railway Co.
2.050%, 03/05/30	455,000	416,799
3.100%, 12/02/51	110,000	97,255
5.750%, 03/15/33	120,000	141,183
CSX Corp.
2.500%, 05/15/51 (b)	195,000	157,578
3.800%, 11/01/46	219,000	218,193
4.750%, 11/15/48	95,000	108,799
6.150%, 05/01/37	60,000	74,953
FedEx Corp.
3.250%, 05/15/41	145,000	129,792
JB Hunt Transport Services, Inc.
3.875%, 03/01/26	80,000	81,446
Kansas City Southern
2.875%, 11/15/29	295,000	283,563
3.500%, 05/01/50	185,000	172,778
4.700%, 05/01/48	80,000	88,298
4.950%, 08/15/45	80,000	89,700
Norfolk Southern Corp.
3.050%, 05/15/50	230,000	204,873
3.950%, 10/01/42	230,000	232,540
Union Pacific Corp.
3.550%, 08/15/39	205,000	202,154
3.600%, 09/15/37	286,000	288,037
4.100%, 09/15/67	70,000	72,466
4.375%, 09/10/38	50,000	52,631

		3,866,218

Total Corporate Bonds & Notes (Cost $246,097,643)		233,314,542

U.S. Treasury & Government Agencies—5.2%

Agency Sponsored Mortgage - Backed—2.7%
Fannie Mae 30 Yr. Pool
2.500%, 09/01/51	527,227	504,584
2.500%, 01/01/52	439,505	419,900

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 01/01/52	652,504	640,919
4.000%, 06/01/46	517,353	539,267
4.000%, 07/01/47	663,742	684,159
4.000%, 11/01/47	330,524	339,575
4.000%, 12/01/47	349,964	359,425
4.000%, 01/01/48	408,701	423,008
4.000%, 09/01/48	133,518	136,627
4.000%, 06/01/49	530,877	548,294
4.500%, 04/01/39	116,781	122,650
4.500%, 12/01/40	132,218	139,930
4.500%, 05/01/48	87,009	90,215
4.500%, 06/01/48	127,498	133,097
4.500%, 07/01/48	27,069	28,066
4.500%, 11/01/48	1,575,750	1,641,024
4.500%, 01/01/49	169,592	178,057
4.500%, 06/01/49	202,254	210,833
5.000%, 07/01/44	376,636	407,969
5.000%, 06/01/48	42,863	45,121
5.000%, 07/01/48	192,060	205,126
5.000%, 08/01/48	273,802	290,986
5.000%, 10/01/48	159,223	168,227
5.000%, 01/01/49	339,218	364,180
Fannie Mae Pool
1.500%, 01/01/31	500,000	448,454
1.800%, 10/01/33	500,000	444,314
2.130%, 11/01/28	1,243,417	1,189,763
2.140%, 12/01/33	450,000	414,777
2.160%, 12/01/33	500,000	459,808
2.510%, 10/01/30 (c) (d)	1,000,000	1,005,469
2.580%, 03/01/32	498,686	484,617
2.600%, 10/01/31	350,000	339,499
2.730%, 09/01/29 (c) (d)	1,100,000	1,122,687
2.770%, 08/01/33	921,000	900,340
3.230%, 01/01/30	466,707	476,484
3.330%, 04/01/35	483,836	492,078
3.660%, 03/01/27	718,333	741,008
3.740%, 02/01/29	800,000	841,701
3.990%, 02/01/28	516,009	543,679
Fannie Mae REMICS (CMO)
3.500%, 06/25/46	161,193	156,932
3.500%, 05/25/49	552,532	551,595
4.000%, 04/25/42	186,844	190,635
4.000%, 05/25/43	173,596	173,881
5.000%, 04/25/37	35,123	37,718
5.000%, 07/25/39	250,000	274,909
5.000%, 05/25/40	65,000	72,780
6.000%, 01/25/34	116,090	126,073
Fannie Mae Whole Loan Trust (CMO)
5.620%, 11/25/33	265,874	281,654
Fannie Mae-ACES
0.670%, 10/25/30	175,883	163,831
0.750%, 09/25/28	428,596	392,513
1.000%, 11/25/33	1,551,143	1,449,443
1.200%, 10/25/30	80,000	73,514
1.764%, 11/25/31 (e)	1,000,000	900,391
1.905%, 10/25/30 (e) (f)	1,346,254	131,810
1.975%, 11/25/33 (e) (f)	9,281,902	1,115,078

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES
2.012%, 07/25/30 (e) (f)	2,152,833	$248,466
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/47	173,841	178,578
4.500%, 06/01/47	450,261	473,049
5.000%, 12/01/48	141,056	149,947
Freddie Mac 30 Yr. Pool
3.000%, 02/01/52	397,809	389,475
3.500%, 10/01/49	187,773	188,735
4.500%, 06/01/48	247,250	259,481
Freddie Mac Multifamily Structured Pass-Through Certificates
3.600%, 02/25/28	1,000,000	1,038,417
3.850%, 05/25/28 (e)	585,000	610,979
Freddie Mac REMICS (CMO)
2.500%, 01/15/42	24,869	23,121
3.000%, 07/25/49	336,666	330,671
3.500%, 03/15/35	600,000	618,427
4.000%, 07/15/38	250,000	252,576
5.000%, 02/15/40	117,000	132,575
5.000%, 02/15/41	426,517	456,792
5.500%, 03/15/37	182,764	199,410
Freddie Mac STACR Trust (CMO)
3.500%, 05/25/57	484,870	487,240
3.500%, 06/25/57	461,227	463,459
Ginnie Mae I 30 Yr. Pool
4.500%, 07/15/39	270,776	291,636
Ginnie Mae II 30 Yr. Pool
2.500%, 08/20/51	506,257	491,680
2.500%, 10/20/51	136,464	132,535
3.000%, 12/20/51	497,446	504,433
3.500%, 02/20/52	570,094	573,157
4.000%, 10/20/49	344,005	357,003
4.000%, 01/20/52	396,611	407,080
4.250%, 07/20/47	687,527	730,536
4.250%, 10/20/48	1,539,771	1,636,067
4.500%, 02/20/48	2,356,859	2,470,447
4.500%, 05/20/48	74,339	77,261
4.500%, 06/20/48	801,912	854,105
4.500%, 12/20/48	305,111	317,744
4.500%, 07/20/49	356,474	372,042
4.500%, 09/20/49	804,795	850,011
5.000%, 07/20/48	156,879	165,151
5.000%, 12/20/48	494,810	525,207
5.000%, 03/20/49	760,915	813,929
5.000%, 05/20/49	729,864	785,299
Ginnie Mae II ARM Pool
1.853%, 1Y H15 + 1.569%, 11/20/71 (e)	456,613	480,122
1.878%, 1Y H15 + 1.624%, 11/20/71 (e)	491,217	518,384
2.040%, 1Y H15 + 1.752%, 10/20/71 (e)	481,449	511,987
2.047%, 1Y H15 + 1.756%, 11/20/71 (e)	448,059	477,014
2.066%, 1Y H15 + 1.782%, 12/20/71 (e)	394,769	421,382
2.069%, 1Y H15 + 1.790%, 09/20/71 (e)	398,668	424,776
2.136%, 1Y H15 + 1.833%, 08/20/71 (e)	396,569	423,212
2.390%, 1Y H15 + 1.699%, 02/20/72 (e)	595,502	633,746

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
1.059%, 1M LIBOR + 0.610%, 03/20/70 (e)	520,400	520,739
2.500%, 05/20/43	23,600	23,478
3.500%, 04/20/49	440,304	436,941
5.500%, 02/20/37	94,059	98,542
5.500%, 04/16/37	100,213	107,577
5.500%, 11/16/39	200,000	226,915
6.000%, 04/17/34	54,963	58,655
Uniform Mortgage-Backed Securities 30 Yr. Pool
3.000%, TBA (g)	1,350,000	1,320,469

		50,159,334

U.S. Treasury—2.5%
U.S. Treasury Bonds
1.125%, 05/15/40	1,365,000	1,075,577
1.250%, 05/15/50	831,000	619,809
1.375%, 08/15/50	135,000	103,908
1.625%, 11/15/50 (b)	1,530,000	1,253,763
1.750%, 08/15/41	560,000	485,363
1.875%, 02/15/41	940,000	837,004
1.875%, 02/15/51 (b)	2,563,000	2,239,521
1.875%, 11/15/51	1,545,000	1,355,255
2.000%, 11/15/41	135,000	122,154
2.000%, 02/15/50	367,000	330,572
2.000%, 08/15/51	549,000	495,301
2.250%, 08/15/46	236,000	220,734
2.250%, 08/15/49	115,000	109,349
2.375%, 02/15/42 (b)	625,000	602,832
2.375%, 11/15/49 (b)	570,000	557,576
2.375%, 05/15/51	360,000	352,772
2.500%, 02/15/45	2,810,000	2,736,896
2.750%, 08/15/42	1,600,000	1,626,937
2.750%, 11/15/42	2,080,000	2,112,338
2.875%, 05/15/43	1,000,000	1,035,234
2.875%, 08/15/45	5,000	5,212
3.000%, 11/15/44	79,000	83,715
3.000%, 02/15/47	65,000	69,938
3.750%, 11/15/43	852,000	1,007,690
3.875%, 08/15/40	410,000	489,726
U.S. Treasury Coupon Strips
Zero Coupon, 11/15/22 (b)	2,525,000	2,506,229
Zero Coupon, 02/15/32 (b)	2,375,000	1,864,178
U.S. Treasury Notes
0.375%, 01/31/26	120,000	110,564
0.375%, 09/30/27 (b)	2,330,000	2,080,162
0.500%, 02/28/26	1,780,000	1,645,666
0.625%, 08/15/30	250,000	217,148
0.875%, 06/30/26	1,305,000	1,218,850
0.875%, 09/30/26	147,000	136,831
1.250%, 03/31/28	1,695,000	1,580,985
1.250%, 06/30/28	3,090,000	2,874,424
1.250%, 08/15/31	275,000	249,992
1.375%, 11/15/31	177,000	162,398
1.500%, 02/15/30 (b)	225,000	210,938
1.625%, 05/15/31	690,000	649,624
1.750%, 05/15/23	7,802,000	7,791,638

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.875%, 02/28/29 (b)	1,300,000	$1,254,906
2.125%, 05/31/26	2,250,000	2,214,844
2.250%, 11/15/25	210,000	207,859
2.500%, 02/28/26	30,000	29,958

		46,936,370

Total U.S. Treasury & Government Agencies (Cost $100,189,510)		97,095,704

Convertible Preferred Stocks—2.3%

Banks—0.2%
Bank of America Corp.
7.250%, (b)	2,791	3,663,187

Capital Markets—0.4%
KKR & Co., Inc.
6.000%, 09/15/23 (b)	88,321	6,563,134

Diversified Financial Services—0.1%
AMG Capital Trust II
5.150%, 10/15/37	39,936	2,161,955

Life Sciences Tools & Services—1.0%
Danaher Corp.
5.000%, 04/15/23 (b)	11,237	17,745,920

Machinery—0.6%
Stanley Black & Decker, Inc.
5.250%, 11/15/22 (b)	129,927	11,421,883

Total Convertible Preferred Stocks (Cost $45,225,487)		41,556,079

Mutual Funds—2.2%

Investment Company Securities—2.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) (Cost $46,799,790)	411,368	40,215,336

Asset-Backed Securities—1.0%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC
4.000%, 03/20/25 (144A)	500,000	507,833
Carmax Auto Owner Trust
3.360%, 09/15/23	22,094	22,174
CarNow Auto Receivables Trust 2021-2
1.300%, 01/15/26 (144A)	430,000	421,921
Credit Acceptance Auto Loan Trust
2.390%, 04/16/29 (144A)	535,000	528,768
Drive Auto Receivables Trust
3.810%, 05/15/24	6,004	6,011

Asset-Backed - Automobile—(Continued)
Drive Auto Receivables Trust
3.990%, 01/15/25	7,856	7,865
4.090%, 01/15/26	134,895	136,094
4.090%, 06/15/26	110,670	111,609
DT Auto Owner Trust
0.870%, 05/17/27 (144A)	266,000	253,493
2.730%, 07/15/25 (144A)	398,470	399,105
Exeter Automobile Receivables Trust
3.110%, 08/15/25 (144A)	530,000	530,816
Flagship Credit Auto Trust
3.790%, 12/16/24 (144A)	105,257	105,873
4.080%, 02/18/25 (144A)	625,000	630,871
4.110%, 10/15/24 (144A)	342,935	344,703
GLS Auto Receivables Trust
3.970%, 01/18/28 (144A)	500,000	489,715
Sonoran Auto Receivables Trust
4.750%, 06/15/25	221,484	212,735
Tricolor Auto Securitization Trust
4.875%, 11/15/26 (144A)	120,893	121,126

		4,830,712

Asset-Backed - Other—0.7%
American Homes 4 Rent Trust
3.786%, 10/17/36 (144A)	178,068	178,343
4.691%, 10/17/52 (144A)	100,000	101,537
4.705%, 10/17/36 (144A)	100,000	100,516
AMSR Trust
1.355%, 11/17/37 (144A)	582,000	541,313
3.218%, 04/17/37 (144A)	700,000	669,902
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	180,677	168,016
2.981%, 11/15/35 (144A)	189,337	182,346
BXG Receivables Note Trust
4.440%, 02/02/34 (144A)	342,351	341,079
Cars Net Lease Mortgage Notes
3.100%, 12/15/50 (144A)	129,188	121,968
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	420,853	410,926
3.163%, 10/15/52 (144A)	650,000	614,571
3.880%, 03/15/52 (144A)	320,000	325,129
Diamond Resorts Owner Trust
3.530%, 02/20/32 (144A)	307,519	304,485
4.190%, 01/21/31 (144A)	71,304	71,732
FirstKey Homes Trust
2.668%, 10/19/37 (144A)	650,000	597,802
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	374,801
3.690%, 02/25/24	1,065,000	1,065,000
3.850%, 10/25/26 (144A) (e)	360,000	333,010
4.450%, 01/25/26 (144A) (e)	500,000	481,941
Foundation Finance Trust
3.860%, 11/15/34 (144A)	83,675	84,484
Legacy Mortgage Asset Trust
3.200%, 05/25/59 (144A) (h)	564,407	564,045

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Lendmark Funding Trust
3.900%, 12/20/27 (144A)	600,000	$594,672
LP LMS Asset Securitization Trust
1.750%, 01/15/29 (144A)	413,865	407,372
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	407,024	391,105
3.844%, 12/25/25 (144A)	325,682	316,995
Octane Receivables Trust
3.160%, 09/20/23 (144A)	20,238	20,261
Orange Lake Timeshare Trust
3.610%, 04/09/38 (144A)	385,224	375,177
PRET LLC
2.487%, 07/25/51 (144A) (h)	377,343	365,964
Pretium Mortgage Credit Partners LLC
2.240%, 09/27/60 (144A) (h)	408,259	392,869
Progress Residential Trust
4.550%, 04/17/27	500,000	479,847
SCF Equipment Leasing LLC
3.790%, 11/20/31 (144A)	220,000	213,834
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	302,707	296,009
3.120%, 05/20/36 (144A)	165,392	162,407
3.940%, 10/20/38 (144A)	235,000	232,194
Theorem Funding Trust
1.210%, 12/15/27 (144A)	313,009	308,492
Tricon American Homes Trust
3.198%, 03/17/38 (144A)	525,000	498,870
VM DEBT LLC
7.500%, 06/15/24	500,000	500,000
VOLT CI LLC
1.992%, 05/25/51 (144A) (h)	230,999	224,376
VOLT XCVII LLC
2.240%, 04/25/51 (144A) (h)	295,294	285,556

		13,698,946

Total Asset-Backed Securities (Cost $18,896,910)		18,529,658

Mortgage-Backed Securities—0.6%

Collateralized Mortgage Obligations—0.3%
BVRT Financing Trust
3.084%, 11/10/22	248,243	247,815
LHOME Mortgage Trust
3.228%, 10/25/24 (144A)	409,382	408,835
3.868%, 07/25/24 (144A)	69,763	69,733
Seasoned Credit Risk Transfer Trust
3.500%, 03/25/58	722,123	725,475
3.500%, 07/25/58	448,771	450,614
Seasoned Loans Structured Transaction
3.500%, 11/25/28	1,069,603	1,086,225
Toorak Mortgage Corp.
3.721%, 09/25/22 (h)	197,036	195,586

Collateralized Mortgage Obligations—(Continued)
Towd Point Mortgage Trust
2.918%, 11/30/60 (144A) (e)	578,362	562,706
TVC Mortgage Trust
3.474%, 09/25/24 (144A)	644,419	643,984
VM Master Issuer LLC
5.163%, 05/24/25 (144A) (e)	400,000	399,998

		4,790,971

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	630,219
3.402%, 02/10/37 (144A)	420,000	402,018
CSMC Trust
3.953%, 09/15/37 (144A)	210,000	206,406
FREMF Mortgage Trust
3.531%, 12/25/51 (144A) (e)	500,000	483,961
GS Mortgage Securities Trust
3.805%, 10/10/35 (144A) (e)	440,000	432,605
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,356,145
One Lincon Street Commercial Mortgage
5.724%, 10/15/30 (144A) (e)	1,200,000	1,247,282
SBALR Commercial Mortgage Trust
2.825%, 02/13/53 (144A)	810,000	765,056
SLG Office Trust
2.585%, 07/15/41 (144A)	390,000	362,597

		5,886,289

Total Mortgage-Backed Securities (Cost $10,983,027)		10,677,260

Preferred Stock—0.2%

Automobiles—0.2%
Volkswagen AG (Cost $5,370,112)	24,401	4,219,331

Foreign Government—0.0%

Sovereign—0.0%
Mexico Government International Bond
4.280%, 08/14/41 (Cost $199,880)	200,000	186,434

Short-Term Investments—14.5%
Mutual Funds—0.0%
State Street U.S. Treasury Liquidity Fund 0.090% (i)	25,201	25,201

BHFTI-220

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—12.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $227,371,177; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 2.500%, maturity dates ranging from 10/15/24 - 02/15/25, and an aggregate market value of $231,918,710.	227,371,177	$227,371,177

U.S. Treasury—2.2%
U.S. Treasury Bills
0.042%, 04/21/22 (j) (k)	40,000,000	39,997,278
0.564%, 08/11/22 (j) (k)	336,000	334,977

		40,332,255

Total Short-Term Investments (Cost $267,730,739)		267,728,633

Securities Lending Reinvestments (l)—7.5%

Certificates of Deposit—2.0%
Bank of Montreal
0.300%, 06/02/22	3,000,000	2,997,798
Barclays Bank plc
0.180%, 04/07/22	3,000,000	2,999,889
Canadian Imperial Bank of Commerce (NY)
0.520%, SOFR + 0.250%, 02/03/23 (e)	1,000,000	998,515
Cooperatieve Rabobank UA
0.840%, SOFR + 0.570%, 09/19/22 (e)	1,000,000	1,000,000
Credit Agricole S.A.
0.590%, 05/24/22	3,000,000	2,999,640
Credit Industriel et Commercial
Zero Coupon, 04/14/22	3,000,000	2,999,490
Credit Industriel et Commercial (NY)
0.480%, SOFR + 0.210%, 11/08/22 (e)	2,000,000	1,996,310
Goldman Sachs Bank USA
0.470%, SOFR + 0.190%, 09/02/22 (e)	2,000,000	1,997,452
Nordea Bank Abp.
0.720%, SOFR + 0.450%, 08/30/22 (e)	2,000,000	1,999,996
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	1,300,000	1,299,779
0.720%, SOFR + 0.440%, 09/26/22 (e)	1,000,000	1,000,199
Royal Bank of Canada
0.520%, SOFR + 0.250%, 01/11/23 (e)	2,000,000	1,995,324
Standard Chartered Bank (NY)
0.460%, SOFR + 0.190%, 08/25/22 (e)	2,000,000	1,998,367
Sumitomo Mitsui Banking Corp.
0.200%, 04/26/22	3,000,000	2,999,322
0.720%, SOFR + 0.450%, 09/06/22 (e)	2,000,000	1,999,860
Toronto-Dominion Bank (The)
0.530%, SOFR + 0.250%, 02/09/23 (e)	1,000,000	1,000,000
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (e)	1,000,000	999,704
Westpac Banking Corp.
0.500%, SOFR + 0.230%, 02/17/23 (e)	4,000,000	3,987,492

		37,269,137

Commercial Paper—0.6%
Antalis S.A.
0.800%, 06/01/22	3,000,000	$2,995,179
DNB Bank ASA
0.830%, SOFR + 0.550%, 09/07/22 (e)	2,000,000	2,000,798
Macquarie Bank Ltd.
0.510%, SOFR + 0.230%, 08/04/22 (e)	1,000,000	999,231
Skandinaviska Enskilda Banken AB
0.200%, 04/28/22	3,000,000	2,998,860
UBS AG
0.350%, 06/08/22	2,000,000	1,996,992

		10,991,060

Repurchase Agreements—3.8%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,000,583; collateralized by various Common Stock with an aggregate market value of $1,111,457	1,000,000	1,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $20,540,487; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $20,951,157	20,540,350	20,540,350
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $800,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $846,736	800,000	800,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,200,700; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $1,262,268	1,200,000	1,200,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $100,001; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $102,000	100,000	100,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $2,001,206; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $2,140,122	2,000,000	2,000,000

BHFTI-221

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,800,023; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $2,856,001	2,800,000	$2,800,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $3,000,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $3,061,707	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $10,000,622; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $10,205,689	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $900,085; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $999,339	900,000	900,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $8,000,080; collateralized by various Common Stock with an aggregate market value of $8,889,623	8,000,000	8,000,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $7,100,075; collateralized by various Common Stock with an aggregate market value of $7,889,541.	7,100,000	7,100,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $10,000,114; collateralized by various Common Stock with an aggregate market value of $11,112,897.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,200,180; collateralized by various Common Stock with an aggregate market value of $2,444,837.	2,200,000	2,200,000

		69,640,350

Time Deposit—0.3%
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	5,000,000	5,000,000

Mutual Funds—0.8%
AB Government Money Market Portfolio, Institutional Class, 0.190% (i)	5,000,000	5,000,000

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (i)	10,000,000	10,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $137,934,265)		137,900,547

Total Investments—106.1% (Cost $1,868,735,758)		1,959,711,848
Other assets and liabilities (net)—(6.1)%		(112,818,904)

Net Assets—100.0%		$1,846,892,944

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $379,798, which is less than 0.05% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $155,153,186 and the collateral received consisted of cash in the amount of $137,924,205 and non-cash collateral with a value of $21,628,388. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government and agency securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.1% of net assets.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $25,619,456.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $81,117,773, which is 4.4% of net assets.

BHFTI-222

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Guardian Life Insurance Co. of America (The), 4.875%, 06/19/64	04/14/20	$150,000	$189,973	$167,734
Massachusetts Mutual Life Insurance Co., 5.077%, 02/15/69	02/28/19	195,000	195,000	212,064

				$379,798

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	1,710,216	TDB	04/29/22	USD	1,845,425	$6,913
CHF	2,552,445	TDB	04/29/22	USD	2,785,525	(20,966)
EUR	2,063,180	CBNA	04/29/22	USD	2,336,566	(52,501)
EUR	2,173,464	CBNA	04/29/22	USD	2,453,735	(47,579)
EUR	1,805,596	RBC	04/29/22	USD	2,065,746	(66,842)
EUR	2,012,532	RBC	04/29/22	USD	2,195,332	32,663
EUR	2,544,138	RBC	04/29/22	USD	2,796,002	20,513
EUR	2,713,903	RBC	04/29/22	USD	2,965,105	39,351
EUR	1,818,044	SSBT	04/29/22	USD	2,065,745	(53,060)
EUR	6,750,945	SSBT	04/29/22	USD	7,422,360	51,346
JPY	219,440,269	CBNA	05/02/22	USD	1,902,531	(99,075)
JPY	357,131,052	CBNA	05/02/22	USD	3,129,839	(194,781)

Contracts to Deliver
CHF	1,821,530	RBC	04/29/22	USD	1,958,908	(13,995)
CHF	20,566,821	SSBT	04/29/22	USD	22,399,865	123,892
EUR	2,262,727	RBC	04/29/22	USD	2,503,832	(1,144)
EUR	2,186,384	RBC	04/29/22	USD	2,413,505	(6,954)
EUR	128,851,596	SSBT	04/29/22	USD	145,710,255	3,063,716
JPY	258,885,804	RBC	05/02/22	USD	2,125,168	(2,468)
JPY	3,171,063,982	SSBT	05/02/22	USD	27,800,943	1,739,762

Net Unrealized Appreciation						$4,518,791

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/17/22	105	USD	23,786,438	$1,103,449
U.S. Treasury Long Bond Futures	06/21/22	19	USD	2,851,188	(123,443)
U.S. Treasury Note 10 Year Futures	06/21/22	304	USD	37,354,000	(233,797)
U.S. Treasury Note 2 Year Futures	06/30/22	37	USD	7,841,109	(101,563)
U.S. Treasury Ultra Long Bond Futures	06/21/22	35	USD	6,199,375	(156,099)

Futures Contracts—Short
Euro-Bund Futures	06/08/22	(577)	EUR	(91,546,820)	1,381,148
MSCI EAFE Index Mini Futures	06/17/22	(256)	USD	(27,448,320)	(820,800)
MSCI Emerging Markets Index Mini Futures	06/17/22	(744)	USD	(41,868,600)	(2,475,780)
Russell 2000 Index E-Mini Futures	06/17/22	(120)	USD	(12,398,400)	(558,136)
U.S. Treasury Note 10 Year Futures	06/21/22	(2,289)	USD	(281,260,875)	9,830,465
U.S. Treasury Note 5 Year Futures	06/30/22	(37)	USD	(4,243,438)	47,779
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(95)	USD	(12,869,531)	340,942

Net Unrealized Appreciation					$8,234,165

BHFTI-223

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.291%	Annually	12/09/31	USD	117,600,000	$(8,788,601)	$(18,719)	$(8,769,882)
Pay	12M SOFR	Annually	1.294%	Annually	12/27/31	USD	104,550,000	(7,827,240)	(4,378)	(7,822,862)
Pay	12M SOFR	Annually	1.477%	Annually	11/26/31	USD	92,970,000	(5,418,803)	(3,517)	(5,415,286)
Pay	12M SOFR	Annually	1.663%	Annually	03/10/32	USD	98,230,000	(4,227,416)	26,767	(4,254,183)
Pay	12M SOFR	Annually	1.807%	Annually	02/22/32	USD	125,400,000	(3,763,254)	—	(3,763,254)

Totals								$(30,025,314)	$153	$(30,025,467)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust Co.
(TDB)—	Toronto Dominion Bank

Currencies

(CHF)—	Swiss Franc
(EUR)—	Euro
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-224

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,853,539	$10,552,782	$—	$14,406,321
Air Freight & Logistics	1,139,133	2,731,150	—	3,870,283
Airlines	1,844,778	—	—	1,844,778
Auto Components	—	1,904,111	—	1,904,111
Automobiles	5,049,634	4,143,374	—	9,193,008
Banks	38,900,327	31,086,504	0	69,986,831
Beverages	8,972,004	14,637,365	—	23,609,369
Biotechnology	22,874,563	1,536,712	—	24,411,275
Building Products	6,603,016	3,863,519	—	10,466,535
Capital Markets	12,627,150	8,392,091	—	21,019,241
Chemicals	3,756,427	10,616,733	—	14,373,160
Commercial Services & Supplies	571,390	—	—	571,390
Communications Equipment	1,439,297	—	—	1,439,297
Construction & Engineering	907,977	8,047,123	—	8,955,100
Construction Materials	1,165,447	—	—	1,165,447
Consumer Finance	8,931,876	—	—	8,931,876
Containers & Packaging	2,151,104	—	—	2,151,104
Diversified Consumer Services	378,697	—	—	378,697
Diversified Financial Services	3,549,922	—	—	3,549,922
Diversified Telecommunication Services	2,174,272	—	—	2,174,272
Electric Utilities	9,514,455	5,257,083	—	14,771,538
Electrical Equipment	6,647,431	4,584,386	—	11,231,817
Electronic Equipment, Instruments & Components	1,673,766	5,524,779	—	7,198,545
Energy Equipment & Services	2,154,744	—	—	2,154,744
Entertainment	3,609,511	989,268	—	4,598,779
Equity Real Estate Investment Trusts	14,499,632	—	—	14,499,632
Food & Staples Retailing	2,545,432	2,027,401	—	4,572,833
Food Products	2,077,313	7,906,908	—	9,984,221
Health Care Equipment & Supplies	15,775,124	6,386,697	—	22,161,821
Health Care Providers & Services	16,184,925	—	—	16,184,925
Hotels, Restaurants & Leisure	22,036,419	423,372	—	22,459,791
Household Durables	2,025,059	5,526,794	—	7,551,853
Household Products	5,228,013	131,484	—	5,359,497
Industrial Conglomerates	913,553	1,022,151	—	1,935,704
Insurance	17,729,181	23,757,262	—	41,486,443
Interactive Media & Services	19,250,098	5,877,982	—	25,128,080
Internet & Direct Marketing Retail	24,482,722	5,389,711	—	29,872,433
IT Services	15,638,009	12,241,755	—	27,879,764
Life Sciences Tools & Services	755,472	3,738,518	—	4,493,990
Machinery	8,180,004	15,356,630	—	23,536,634
Media	7,841,132	—	—	7,841,132
Metals & Mining	489,889	9,007,240	—	9,497,129
Multi-Utilities	—	8,030,438	—	8,030,438
Multiline Retail	2,714,182	—	—	2,714,182

BHFTI-225

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$18,595,513	$12,561,150	$—	$31,156,663
Personal Products	817,910	3,620,482	—	4,438,392
Pharmaceuticals	12,924,963	22,494,247	—	35,419,210
Professional Services	1,516,794	6,498,053	—	8,014,847
Real Estate Management & Development	622,794	—	—	622,794
Road & Rail	11,204,822	—	—	11,204,822
Semiconductors & Semiconductor Equipment	46,602,142	7,824,097	—	54,426,239
Software	24,642,067	—	—	24,642,067
Specialty Retail	10,496,852	854,426	—	11,351,278
Technology Hardware, Storage & Peripherals	20,879,040	—	—	20,879,040
Textiles, Apparel & Luxury Goods	1,940,642	19,073,203	—	21,013,845
Thrifts & Mortgage Finance	—	3,389,235	—	3,389,235
Tobacco	876,460	942,833	—	1,819,293
Trading Companies & Distributors	—	1,957,099	—	1,957,099
Wireless Telecommunication Services	5,903,202	—	—	5,903,202
Total Common Stocks	485,879,820	299,906,148	0	785,785,968
Total Convertible Bonds*	—	322,502,356	—	322,502,356
Total Corporate Bonds & Notes*	—	233,314,542	—	233,314,542
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	—	48,031,178	2,128,156	50,159,334
U.S. Treasury	—	46,936,370	—	46,936,370
Total U.S. Treasury & Government Agencies	—	94,967,548	2,128,156	97,095,704
Total Convertible Preferred Stocks*	41,556,079	—	—	41,556,079
Total Mutual Funds*	40,215,336	—	—	40,215,336
Total Asset-Backed Securities*	—	18,529,658	—	18,529,658
Total Mortgage-Backed Securities*	—	10,677,260	—	10,677,260
Total Preferred Stock*	—	4,219,331	—	4,219,331
Total Foreign Government*	—	186,434	—	186,434
Short-Term Investments
Mutual Funds	25,201	—	—	25,201
Repurchase Agreement	—	227,371,177	—	227,371,177
U.S. Treasury	—	40,332,255	—	40,332,255
Total Short-Term Investments	25,201	267,703,432	—	267,728,633
Securities Lending Reinvestments
Certificates of Deposit	—	37,269,137	—	37,269,137
Commercial Paper	—	10,991,060	—	10,991,060
Repurchase Agreements	—	69,640,350	—	69,640,350
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	122,900,547	—	137,900,547
Total Investments	$582,676,436	$1,374,907,256	$2,128,156	$1,959,711,848

Collateral for Securities Loaned (Liability)	$—	$(137,924,205)	$—	$(137,924,205)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,078,156	$—	$5,078,156
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(559,365)	—	(559,365)
Total Forward Contracts	$—	$4,518,791	$—	$4,518,791
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,703,783	$—	$—	$12,703,783
Futures Contracts (Unrealized Depreciation)	(4,469,618)	—	—	(4,469,618)
Total Futures Contracts	$8,234,165	$—	$—	$8,234,165
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(30,025,467)	$—	$(30,025,467)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

During the period ended March 31, 2022, a transfer into Level 3 in the amount of $1,004,110 was due to a trading halt on the security which resulted in the lack of observable inputs.

BHFTI-226

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—98.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
AAR Corp. (a)	12,500	$605,375
Moog, Inc. - Class A	9,700	851,660

		1,457,035

Air Freight & Logistics—0.9%
Atlas Air Worldwide Holdings, Inc. (a) (b)	5,500	475,035
Hub Group, Inc. - Class A (a)	48,300	3,729,243

		4,204,278

Airlines—0.5%
Hawaiian Holdings, Inc. (a)	14,800	291,560
SkyWest, Inc. (a)	69,500	2,005,075

		2,296,635

Auto Components—0.5%
Adient plc (a)	36,300	1,479,951
American Axle & Manufacturing Holdings, Inc. (a)	14,200	110,192
Dana, Inc.	36,400	639,548

		2,229,691

Banks—15.7%
1st Source Corp.	17,391	804,334
American National Bankshares, Inc. (b)	3,900	146,952
Associated Banc-Corp.	106,300	2,419,388
Atlantic Union Bankshares Corp.	1,400	51,366
Banner Corp.	6,800	398,004
Brookline Bancorp, Inc.	94,400	1,493,408
Business First Bancshares, Inc.	25,600	622,848
Byline Bancorp, Inc.	53,800	1,435,384
Cadence Bank	46,060	1,347,716
Cathay General Bancorp	71,700	3,208,575
Central Pacific Financial Corp.	72,301	2,017,198
City Holding Co.	10,409	819,188
Columbia Banking System, Inc. (b)	36,400	1,174,628
Community Bank System, Inc.	14,600	1,024,190
Community Trust Bancorp, Inc.	28,716	1,183,099
ConnectOne Bancorp, Inc.	27,300	873,873
Customers Bancorp, Inc. (a) (b)	18,100	943,734
CVB Financial Corp.	40,500	940,005
Eastern Bankshares, Inc.	100,400	2,162,616
Enterprise Financial Services Corp.	34,100	1,613,271
Equity Bancshares, Inc. - Class A	11,600	374,796
Farmers National Banc Corp. (b)	17,800	303,668
Financial Institutions, Inc.	11,199	337,426
First Bancorp	4,900	204,673
First Bancshares, Inc. (The) (b)	7,000	235,620
First Citizens BancShares, Inc. - Class A (b)	1,550	1,031,680
First Commonwealth Financial Corp.	155,400	2,355,864
First Community Bankshares, Inc. (b)	6,310	178,005
First Financial Corp.	3,300	142,824
First Hawaiian, Inc. (b)	9,000	251,010
First Interstate BancSystem, Inc. - Class A	37,119	1,364,866
First Merchants Corp. (b)	35,600	1,480,960
Flushing Financial Corp.	22,624	505,646
Fulton Financial Corp.	60,400	1,003,848

Banks—(Continued)
Glacier Bancorp, Inc.	23,000	1,156,440
Great Southern Bancorp, Inc.	3,500	206,535
Hancock Whitney Corp.	42,300	2,205,945
Heritage Commerce Corp. (b)	20,000	225,000
Hilltop Holdings, Inc.	58,300	1,714,020
Home BancShares, Inc.	99,000	2,237,400
HomeStreet, Inc.	22,700	1,075,526
HomeTrust Bancshares, Inc.	19,800	584,694
Hope Bancorp, Inc. (b)	231,929	3,729,418
Independent Bank Corp. /MA	13,672	1,116,866
Independent Bank Corp. /MI	8,900	195,800
Independent Bank Group, Inc.	12,200	868,152
Investors Bancorp, Inc.	157,000	2,344,010
Mercantile Bank Corp.	3,000	106,260
Meta Financial Group, Inc.	11,200	615,104
Nicolet Bankshares, Inc. (a)	3,000	280,710
OceanFirst Financial Corp.	137,800	2,769,780
OFG Bancorp	16,745	446,087
Old National Bancorp	210,345	3,445,451
Old Second Bancorp, Inc.	9,496	137,787
Origin Bancorp, Inc.	5,500	232,595
Pacific Premier Bancorp, Inc.	16,300	576,205
Peapack Gladstone Financial Corp.	9,158	318,241
Peoples Bancorp, Inc.	7,900	247,349
Pinnacle Financial Partners, Inc.	7,900	727,432
Preferred Bank	2,800	207,452
Premier Financial Corp.	13,580	411,881
QCR Holdings, Inc.	8,000	452,720
RBB Bancorp (b)	6,087	142,984
Renasant Corp.	2,300	76,935
Republic Bancorp, Inc. - Class A	4,800	215,712
Sandy Spring Bancorp, Inc. (b)	25,300	1,136,476
Simmons First National Corp. - Class A	18,300	479,826
South Plains Financial, Inc.	2,897	77,002
South State Corp.	4,436	361,933
Tompkins Financial Corp.	2,313	181,039
TriState Capital Holdings, Inc. (a)	4,200	139,566
Trustmark Corp.	63,000	1,914,570
UMB Financial Corp.	31,400	3,050,824
United Community Banks, Inc.	35,400	1,231,920
Valley National Bancorp	40,620	528,872
Veritex Holdings, Inc.	14,000	534,380
Washington Trust Bancorp, Inc. (b)	2,100	110,250
Webster Financial Corp.	18,000	1,010,160
WesBanco, Inc.	7,800	268,008
Westamerica Bancorp	26,500	1,603,250

		76,149,230

Biotechnology—4.1%
2seventy bio, Inc. (a) (b)	21,666	369,622
89bio, Inc. (a)	21,700	81,809
Agios Pharmaceuticals, Inc. (a) (b)	32,900	957,719
Akebia Therapeutics, Inc. (a) (b)	397,400	285,293
Allovir, Inc. (a) (b)	48,100	324,675
Arcus Biosciences, Inc. (a) (b)	75,778	2,391,554
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,700	438,709

BHFTI-227

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Bluebird Bio, Inc. (a)	65,100	$315,735
Eagle Pharmaceuticals, Inc. (a) (b)	27,600	1,365,924
Enanta Pharmaceuticals, Inc. (a)	4,600	327,428
Epizyme, Inc. (a) (b)	31,100	35,765
Fate Therapeutics, Inc. (a) (b)	22,900	887,833
Frequency Therapeutics, Inc. (a) (b)	104,000	220,480
Iovance Biotherapeutics, Inc. (a)	31,600	526,140
iTeos Therapeutics, Inc. (a)	24,200	778,756
IVERIC bio, Inc. (a)	85,000	1,430,550
Lexicon Pharmaceuticals, Inc. (a) (b)	207,200	433,048
Lyell Immunopharma, Inc. (a) (b)	80,600	407,030
NexImmune, Inc. (a) (b)	47,900	201,659
Nuvalent, Inc. - Class A (a) (b)	81,900	1,137,591
Prometheus Biosciences, Inc. (a) (b)	12,300	464,448
Prothena Corp. plc (a)	35,100	1,283,607
REGENXBIO, Inc. (a)	73,400	2,436,146
Travere Therapeutics, Inc. (a)	91,700	2,363,109
Turning Point Therapeutics, Inc. (a)	24,500	657,825

		20,122,455

Building Products—0.3%
Cornerstone Building Brands, Inc. (a)	17,100	415,872
Quanex Building Products Corp. (b)	21,800	457,582
UFP Industries, Inc.	8,300	640,428

		1,513,882

Capital Markets—1.0%
AssetMark Financial Holdings, Inc. (a)	19,800	440,550
Blucora, Inc. (a)	21,800	426,190
Cowen, Inc. - Class A	26,800	726,280
Donnelley Financial Solutions, Inc. (a)	15,600	518,856
Federated Hermes, Inc.	9,100	309,946
Houlihan Lokey, Inc.	2,300	201,940
Piper Sandler Cos.	6,100	800,625
Stifel Financial Corp. (b)	14,450	981,155
Virtus Investment Partners, Inc.	1,000	239,990

		4,645,532

Chemicals—1.5%
AdvanSix, Inc.	22,900	1,169,961
Avient Corp.	36,500	1,752,000
Ecovyst, Inc.	18,700	216,172
FutureFuel Corp.	35,700	347,361
HB Fuller Co.	17,500	1,156,225
Koppers Holdings, Inc.	7,200	198,144
Minerals Technologies, Inc.	11,500	760,725
Trinseo plc	2,800	134,176
Tronox Holding plc - Class A	76,700	1,517,893

		7,252,657

Commercial Services & Supplies—1.1%
ABM Industries, Inc.	52,900	2,435,516
ACCO Brands Corp.	99,750	798,000
Cimpress plc (a)	1,700	108,103
Ennis, Inc.	11,400	210,558

Commercial Services & Supplies—(Continued)
Heritage-Crystal Clean, Inc. (a) (b)	12,100	358,281
HNI Corp.	10,500	389,025
Steelcase, Inc. - Class A	93,300	1,114,935

		5,414,418

Communications Equipment—0.8%
ADTRAN, Inc. (b)	15,200	280,440
Harmonic, Inc. (a) (b)	133,900	1,243,931
NetScout Systems, Inc. (a)	77,100	2,473,368

		3,997,739

Construction & Engineering—3.3%
Arcosa, Inc.	16,900	967,525
Argan, Inc.	51,000	2,070,090
Comfort Systems USA, Inc.	14,100	1,255,041
EMCOR Group, Inc.	38,003	4,280,278
Fluor Corp. (a) (b)	23,900	685,691
Granite Construction, Inc. (b)	66,800	2,191,040
MasTec, Inc. (a) (b)	16,600	1,445,860
Matrix Service Co. (a)	94,600	777,612
MYR Group, Inc. (a)	15,550	1,462,322
Primoris Services Corp.	28,300	674,106
Tutor Perini Corp. (a)	31,300	338,040

		16,147,605

Consumer Finance—0.7%
FirstCash Holdings, Inc. (b)	8,900	626,026
Navient Corp.	41,600	708,864
Nelnet, Inc. - Class A	5,600	475,944
PROG Holdings, Inc. (a)	57,600	1,657,152

		3,467,986

Containers & Packaging—0.3%
Greif, Inc. - Class A	14,900	969,394
Myers Industries, Inc.	5,800	125,280
TriMas Corp. (b)	5,600	179,704

		1,274,378

Diversified Consumer Services—0.2%
Houghton Mifflin Harcourt Co. (a)	49,200	1,033,692
Stride, Inc. (a)	4,401	159,888

		1,193,580

Diversified Telecommunication Services—0.5%
EchoStar Corp. - Class A (a) (b)	54,500	1,326,530
Liberty Latin America, Ltd. - Class A (a)	31,100	301,670
Liberty Latin America, Ltd. - Class C (a)	60,223	577,539

		2,205,739

Electric Utilities—1.2%
ALLETE, Inc.	10,800	723,384
IDACORP, Inc.	10,700	1,234,352
Otter Tail Corp.	6,000	375,000
Portland General Electric Co.	57,000	3,143,550

BHFTI-228

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Via Renewables, Inc. (b)	42,400	$349,376

		5,825,662

Electrical Equipment—0.2%
AZZ, Inc.	10,700	516,168
Powell Industries, Inc. (b)	31,900	619,498

		1,135,666

Electronic Equipment, Instruments & Components—2.8%
Belden, Inc.	5,500	304,700
Benchmark Electronics, Inc.	119,100	2,982,264
Knowles Corp. (a)	119,500	2,572,835
OSI Systems, Inc. (a) (b)	28,500	2,425,920
Sanmina Corp. (a)	34,800	1,406,616
ScanSource, Inc. (a)	53,100	1,847,349
TTM Technologies, Inc. (a)	58,200	862,524
Vishay Intertechnology, Inc.	73,000	1,430,800

		13,833,008

Energy Equipment & Services—1.5%
Bristow Group, Inc. (a)	4,499	166,823
ChampionX Corp. (a)	33,200	812,736
Helmerich & Payne, Inc.	25,500	1,090,890
NexTier Oilfield Solutions, Inc. (a) (b)	78,446	724,841
Oceaneering International, Inc. (a)	75,200	1,140,032
Oil States International, Inc. (a) (b)	51,600	358,620
Patterson-UTI Energy, Inc.	104,000	1,609,920
ProPetro Holding Corp. (a)	47,900	667,247
Solaris Oilfield Infrastructure, Inc. - Class A (b)	24,300	274,347
U.S. Silica Holdings, Inc. (a)	23,900	445,974

		7,291,430

Entertainment—0.9%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	151,000	3,720,640
Lions Gate Entertainment Corp. - Class A (a)	36,900	599,625

		4,320,265

Equity Real Estate Investment Trusts—10.2%
Agree Realty Corp.	37,000	2,455,320
Alexander & Baldwin, Inc. (a)	52,989	1,228,815
American Assets Trust, Inc.	20,600	780,534
Apple Hospitality REIT, Inc. (b)	151,800	2,727,846
Broadstone Net Lease, Inc.	39,800	866,844
CareTrust REIT, Inc.	35,100	677,430
Centerspace	12,100	1,187,252
Chatham Lodging Trust (a)	13,500	186,165
City Office REIT, Inc.	28,200	498,012
Corporate Office Properties Trust	69,700	1,989,238
DiamondRock Hospitality Co. (a)	90,900	918,090
DigitalBridge Group, Inc. (a)	103,700	746,640
Easterly Government Properties, Inc.	26,700	564,438
Essential Properties Realty Trust, Inc.	31,700	802,010
First Industrial Realty Trust, Inc.	14,100	872,931
Four Corners Property Trust, Inc.	32,300	873,392
Getty Realty Corp.	47,429	1,357,418

Equity Real Estate Investment Trusts—(Continued)
Gladstone Commercial Corp.	40,600	894,012
Global Medical REIT, Inc.	19,700	321,504
Healthcare Realty Trust, Inc. (b)	103,200	2,835,936
Highwoods Properties, Inc.	4,800	219,552
Independence Realty Trust, Inc. (b)	53,800	1,422,472
Kite Realty Group Trust	72,234	1,644,768
Lexington Realty Trust (b)	128,300	2,014,310
Necessity Retail REIT, Inc. (The) (b)	38,600	305,326
NexPoint Residential Trust, Inc.	1,788	161,474
Paramount Group, Inc.	82,300	897,893
Phillips Edison & Co., Inc. (b)	26,500	911,335
Physicians Realty Trust	60,600	1,062,924
Piedmont Office Realty Trust, Inc. - Class A	74,900	1,289,778
Plymouth Industrial REIT, Inc.	10,000	271,000
PotlatchDeltic Corp.	25,625	1,351,206
Retail Opportunity Investments Corp.	95,812	1,857,795
RLJ Lodging Trust	90,257	1,270,819
Ryman Hospitality Properties, Inc. (a)	9,700	899,869
Sabra Health Care REIT, Inc.	17,800	265,042
SITE Centers Corp.	56,800	949,128
STAG Industrial, Inc.	74,900	3,097,115
Summit Hotel Properties, Inc. (a)	36,300	361,548
Sunstone Hotel Investors, Inc. (a)	73,073	860,800
Terreno Realty Corp.	34,500	2,554,725
UMH Properties, Inc. (b)	33,700	828,683
Urban Edge Properties	16,000	305,600
Urstadt Biddle Properties, Inc. - Class A	12,600	237,006
Veris Residential, Inc. (a)	2,309	40,153
Xenia Hotels & Resorts, Inc. (a)	101,200	1,952,148

		49,816,296

Food & Staples Retailing—0.9%
Andersons, Inc. (The)	27,000	1,357,020
SpartanNash Co. (b)	8,100	267,219
Sprouts Farmers Market, Inc. (a)	68,300	2,184,234
United Natural Foods, Inc. (a)	11,300	467,255

		4,275,728

Food Products—0.8%
Darling Ingredients, Inc. (a)	40,900	3,287,542
Fresh Del Monte Produce, Inc.	11,600	300,556
Seneca Foods Corp. - Class A (a)	9,300	479,322

		4,067,420

Gas Utilities—1.9%
Brookfield Infrastructure Corp. - Class A	30,100	2,270,744
Chesapeake Utilities Corp.	1,200	165,312
New Jersey Resources Corp.	118,700	5,443,582
Northwest Natural Holding Co.	14,900	770,628
Spire, Inc.	8,139	584,055

		9,234,321

Health Care Equipment & Supplies—1.3%
AngioDynamics, Inc. (a)	28,500	613,890
Bioventus, Inc. - Class A (a)	46,900	661,290

BHFTI-229

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Integer Holdings Corp. (a)	23,000	$1,853,110
Natus Medical, Inc. (a) (b)	81,800	2,149,704
Utah Medical Products, Inc.	5,500	494,230
Varex Imaging Corp. (a) (b)	18,100	385,349

		6,157,573

Health Care Providers & Services—1.4%
National HealthCare Corp.	4,000	280,920
Option Care Health, Inc. (a)	159,800	4,563,888
Owens & Minor, Inc. (b)	10,400	457,808
Tivity Health, Inc. (a)	42,600	1,370,442

		6,673,058

Health Care Technology—2.5%
Allscripts Healthcare Solutions, Inc. (a) (b)	263,400	5,931,768
Computer Programs & Systems, Inc. (a) (b)	45,600	1,570,920
Evolent Health, Inc. - Class A (a)	58,500	1,889,550
NextGen Healthcare, Inc. (a)	125,200	2,617,932

		12,010,170

Hotels, Restaurants & Leisure—0.2%
Marriott Vacations Worldwide Corp.	7,100	1,119,670

Household Durables—2.0%
Hooker Furnishings Corp.	10,307	195,215
Lifetime Brands, Inc.	13,100	168,204
Meritage Homes Corp. (a)	22,700	1,798,521
Taylor Morrison Home Corp. (a)	94,700	2,577,734
TRI Pointe Group, Inc. (a)	247,100	4,961,768

		9,701,442

Household Products—0.3%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	34,900	1,423,222

Independent Power and Renewable Electricity Producers—0.6%
Clearway Energy, Inc. - Class A	41,500	1,382,780
Clearway Energy, Inc. - Class C	41,400	1,511,514

		2,894,294

Insurance—1.2%
American Equity Investment Life Holding Co.	22,251	888,037
CNO Financial Group, Inc.	32,000	802,880
Employers Holdings, Inc.	13,184	540,808
RLI Corp.	15,400	1,703,702
Selective Insurance Group, Inc.	12,900	1,152,744
Stewart Information Services Corp.	14,100	854,601

		5,942,772

Interactive Media & Services—0.7%
Cars.com, Inc. (a)	74,800	1,079,364
Liberty TripAdvisor Holdings, Inc. - Class A (a) (b)	251,500	515,575
QuinStreet, Inc. (a)	46,100	534,760
Yelp, Inc. (a)	30,600	1,043,766

		3,173,465

IT Services—0.7%
BM Technologies, Inc. (a) (b)	2,942	25,154
CSG Systems International, Inc.	34,700	2,205,879
IBEX Holdings, Ltd. (a) (b)	10,400	165,776
LiveRamp Holdings, Inc. (a)	30,200	1,129,178

		3,525,987

Life Sciences Tools & Services—0.2%
Pacific Biosciences of California, Inc. (a)	88,100	801,710

Machinery—2.2%
AGCO Corp.	15,400	2,248,862
Altra Industrial Motion Corp.	40,700	1,584,451
Barnes Group, Inc.	9,400	377,786
Douglas Dynamics, Inc.	6,742	233,206
EnPro Industries, Inc.	3,900	381,147
Hillenbrand, Inc.	32,600	1,439,942
Manitowoc Co., Inc. (The) (a)	23,500	354,380
Meritor, Inc. (a)	18,900	672,273
Mueller Industries, Inc.	15,800	855,886
Terex Corp.	19,900	709,634
Wabash National Corp. (b)	81,350	1,207,234
Watts Water Technologies, Inc. - Class A	3,700	516,483

		10,581,284

Marine—0.1%
Safe Bulkers, Inc.	66,200	315,112

Media—1.9%
AMC Networks, Inc. - Class A (a) (b)	58,800	2,389,044
Gray Television, Inc.	106,000	2,339,420
Hemisphere Media Group, Inc. (a)	13,600	62,152
John Wiley & Sons, Inc. - Class A	59,100	3,134,073
Sinclair Broadcast Group, Inc. - Class A	42,500	1,190,850

		9,115,539

Metals & Mining—2.3%
Alcoa Corp.	14,400	1,296,432
Allegheny Technologies, Inc. (a)	18,000	483,120
Arconic Corp. (a)	49,900	1,278,438
Cleveland-Cliffs, Inc. (a) (b)	22,500	724,725
Coeur Mining, Inc. (a) (b)	29,300	130,385
Commercial Metals Co.	69,700	2,900,914
Constellium SE (a)	65,700	1,182,600
Hecla Mining Co. (b)	58,100	381,717
Materion Corp.	6,700	574,458
Schnitzer Steel Industries, Inc. - Class A	17,900	929,726
SunCoke Energy, Inc. (b)	76,400	680,724
Warrior Met Coal, Inc.	11,400	423,054
Worthington Industries, Inc.	8,400	431,844

		11,418,137

Mortgage Real Estate Investment Trusts—2.7%
Ares Commercial Real Estate Corp. (b)	83,200	1,291,264
Blackstone Mortgage Trust, Inc. - Class A (b)	89,500	2,845,205
Ellington Financial, Inc. (b)	72,000	1,278,000

BHFTI-230

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	25,800	$1,223,694
KKR Real Estate Finance Trust, Inc.	91,900	1,894,059
Ladder Capital Corp.	117,800	1,398,286
MFA Financial, Inc.	151,039	608,687
Ready Capital Corp. (b)	69,800	1,051,188
Redwood Trust, Inc.	101,300	1,066,689
TPG RE Finance Trust, Inc.	55,000	649,550

		13,306,622

Multi-Utilities—0.5%
Avista Corp. (b)	21,900	988,785
Black Hills Corp.	14,600	1,124,492
Unitil Corp.	10,100	503,788

		2,617,065

Multiline Retail—0.6%
Macy’s, Inc.	128,300	3,125,388

Oil, Gas & Consumable Fuels—7.5%
Antero Resources Corp. (a)	111,400	3,401,042
Arch Resources, Inc. (b)	11,000	1,511,180
Berry Corp.	9,900	102,168
CNX Resources Corp. (a)	188,900	3,914,008
CVR Energy, Inc.	26,100	666,594
Delek U.S. Holdings, Inc. (a)	67,329	1,428,721
DHT Holdings, Inc. (b)	47,300	274,340
Dorian LPG, Ltd. (b)	56,200	814,338
Falcon Minerals Corp.	81,500	549,310
Golar LNG, Ltd. (a)	16,200	401,436
Green Plains, Inc. (a) (b)	40,600	1,259,006
Magnolia Oil & Gas Corp. - Class A	81,800	1,934,570
Murphy Oil Corp.	12,700	512,953
Oasis Petroleum, Inc.	12,800	1,872,640
Ovintiv, Inc.	136,800	7,396,776
Par Pacific Holdings, Inc. (a)	16,100	209,622
PDC Energy, Inc.	70,700	5,138,476
Peabody Energy Corp. (a) (b)	16,800	412,104
Range Resources Corp. (a)	41,500	1,260,770
REX American Resources Corp. (a)	5,000	498,000
SM Energy Co.	17,700	689,415
Talos Energy, Inc. (a)	14,900	235,271
Whiting Petroleum Corp.	10,300	839,553
World Fuel Services Corp.	34,700	938,288

		36,260,581

Paper & Forest Products—0.3%
Clearwater Paper Corp. (a)	15,400	431,662
Louisiana-Pacific Corp.	6,400	397,568
Schweitzer-Mauduit International, Inc.	27,700	761,750

		1,590,980

Personal Products—0.9%
BellRing Brands, Inc. (a)	125,600	2,898,848
Edgewell Personal Care Co.	34,100	1,250,447

		4,149,295

Pharmaceuticals—0.9%
Cymabay Therapeutics, Inc. (a)	240,900	749,199
Endo International plc (a)	366,100	845,691
Intra-Cellular Therapies, Inc. (a)	17,500	1,070,825
Lannett Co., Inc. (a) (b)	188,555	148,563
NGM Biopharmaceuticals, Inc. (a)	63,600	969,900
Nuvation Bio, Inc. (a) (b)	107,700	566,502

		4,350,680

Professional Services—2.7%
Barrett Business Services, Inc.	22,860	1,770,964
Heidrick & Struggles International, Inc.	22,400	886,592
Huron Consulting Group, Inc. (a)	20,200	925,362
Insperity, Inc.	1,700	170,714
KBR, Inc.	19,500	1,067,235
Kelly Services, Inc. - Class A	45,000	976,050
Korn Ferry	29,800	1,935,212
ManTech International Corp. - Class A	27,800	2,396,082
TrueBlue, Inc. (a)	96,400	2,784,996

		12,913,207

Real Estate Management & Development—0.8%
Kennedy-Wilson Holdings, Inc.	118,300	2,885,337
Realogy Holdings Corp. (a)	65,200	1,022,336
		3,907,673

Road & Rail—1.2%
ArcBest Corp.	22,900	1,843,450
Avis Budget Group, Inc. (a) (b)	10,300	2,711,990
Covenant Logistics Group, Inc.	6,900	148,557
Heartland Express, Inc.	68,000	956,760
Werner Enterprises, Inc.	7,300	299,300

		5,960,057

Semiconductors & Semiconductor Equipment—0.2%
Cohu, Inc. (a)	28,700	849,520
Maxeon Solar Technologies, Ltd. (a)	1	14
Veeco Instruments, Inc. (a) (b)	6,800	184,892

		1,034,426

Software—1.6%
A10 Networks, Inc.	85,600	1,194,120
eGain Corp. (a)	73,200	847,656
Marathon Digital Holdings, Inc. (a) (b)	27,773	776,255
Ping Identity Holding Corp. (a)	120,800	3,313,544
SecureWorks Corp. - Class A (a)	13,551	179,551
Vonage Holdings Corp. (a)	81,100	1,645,519

		7,956,645

Specialty Retail—1.8%
Abercrombie & Fitch Co. - Class A (a)	8,700	278,313
Bed Bath & Beyond, Inc. (a)	33,800	761,514
Conn’s, Inc. (a) (b)	57,200	881,452
Genesco, Inc. (a) (b)	7,100	451,631
ODP Corp. (The) (a)	33,500	1,535,305
Signet Jewelers, Ltd. (b)	36,100	2,624,470

BHFTI-231

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
Sleep Number Corp. (a) (b)	8,000	$405,680
Sonic Automotive, Inc. - Class A	21,100	896,961
Zumiez, Inc. (a) (b)	22,200	848,262

		8,683,588

Textiles, Apparel & Luxury Goods—0.5%
G-III Apparel Group, Ltd. (a)	54,500	1,474,225
Kontoor Brands, Inc.	8,200	339,070
Wolverine World Wide, Inc. (b)	27,500	620,400

		2,433,695

Thrifts & Mortgage Finance—3.0%
Axos Financial, Inc. (a)	26,000	1,206,140
Essent Group, Ltd.	64,100	2,641,561
Kearny Financial Corp.	48,300	622,104
Luther Burbank Corp.	24,036	319,438
Merchants Bancorp	5,400	147,852
MGIC Investment Corp.	49,400	669,370
Mr Cooper Group, Inc. (a)	39,600	1,808,532
NMI Holdings, Inc. - Class A (a) (b)	36,100	744,382
Northfield Bancorp, Inc.	74,800	1,074,128
PennyMac Financial Services, Inc.	17,200	915,040
Radian Group, Inc.	123,100	2,734,051
Washington Federal, Inc.	55,800	1,831,356

		14,713,954

Trading Companies & Distributors—2.7%
Boise Cascade Co.	17,700	1,229,619
GMS, Inc. (a)	40,700	2,025,639
Herc Holdings, Inc.	10,521	1,757,954
MRC Global, Inc. (a)	90,800	1,081,428
NOW, Inc. (a)	312,600	3,447,978
Titan Machinery, Inc. (a) (b)	29,500	833,670
Veritiv Corp. (a)	12,300	1,643,157
WESCO International, Inc. (a)	7,600	989,064

		13,008,509

Water Utilities—0.7%
American States Water Co.	39,900	3,551,898

Total Common Stocks (Cost $413,311,710)		477,790,334

Short-Term Investment—2.0%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $9,640,312; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/25, with a market value of $9,833,226.	9,640,312	9,640,312

Total Short-Term Investments (Cost $9,640,312)		9,640,312

Securities Lending Reinvestments (c)—5.8%
Security Description	Principal Amount*	Value

Certificate of Deposit—0.1%
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	200,000	199,966

Repurchase Agreements—4.9%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $4,002,333; collateralized by various Common Stock with an aggregate market value of $4,445,827.	4,000,000	4,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $1,938,411; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $1,977,166.	1,938,399	1,938,399
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $5,000,040; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $800,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $816,000.	800,000	800,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $800,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $816,455.	800,000	800,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $1,600,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $1,632,910.	1,600,000	1,600,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $2,000,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $2,211,597.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $1,600,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,776,603.	1,600,000	1,600,000

BHFTI-232

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,000,094; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,110,377.	1,000,000	$1,000,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $1,200,012; collateralized by various Common Stock with an aggregate market value of $1,333,444.	1,200,000	1,200,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $500,005; collateralized by various Common Stock with an aggregate market value of $555,601.	500,000	500,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $3,000,034; collateralized by various Common Stock with an aggregate market value of $3,333,869.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $500,041; collateralized by various Common Stock with an aggregate market value of $555,645.	500,000	500,000

		23,938,399

Time Deposits—0.6%
DZ Bank AG (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Skandi (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Svenska (NY) 0.260%, 04/01/22	1,000,000	1,000,000

		3,000,000

Mutual Funds—0.2%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (d)	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $28,138,388)		28,138,365

Total Investments—106.1% (Cost $451,090,410)		515,569,011
Other assets and liabilities (net)—(6.1)%		(29,573,804)

Net Assets—100.0%		$485,995,207

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $27,253,500 and the collateral received consisted of cash in the amount of $28,138,242 and non-cash collateral with a value of $374,433. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/17/22	72	USD	7,439,040	$331,954

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-233

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$477,790,334	$—	$—	$477,790,334
Total Short-Term Investment*	—	9,640,312	—	9,640,312
Securities Lending Reinvestments
Certificate of Deposit	—	199,966	—	199,966
Repurchase Agreements	—	23,938,399	—	23,938,399
Time Deposits	—	3,000,000	—	3,000,000
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	27,138,365	—	28,138,365
Total Investments	$478,790,334	$36,778,677	$—	$515,569,011

Collateral for Securities Loaned (Liability)	$—	$(28,138,242)	$—	$(28,138,242)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$331,954	$—	$—	$331,954

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-234

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—67.5% of Net Assets

Security Description	Shares	Value

Banks—1.1%
HDFC Bank, Ltd.	253,745	$4,896,328

Capital Markets—4.2%
Goldman Sachs Group, Inc. (The)	23,267	7,680,437
S&P Global, Inc.	26,861	11,017,845

		18,698,282

Chemicals—4.6%
Linde plc	42,662	13,627,523
Sherwin-Williams Co. (The)	28,174	7,032,794

		20,660,317

Commercial Services & Supplies—0.6%
Copart, Inc. (a)	20,106	2,522,700

Electronic Equipment, Instruments & Components—0.6%
Halma plc	81,879	2,672,669

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	16,765	9,654,125

Health Care Providers & Services—2.7%
UnitedHealth Group, Inc.	23,914	12,195,423

Hotels, Restaurants & Leisure—3.3%
Airbnb, Inc. - Class A (a)	86,645	14,882,145

Industrial Conglomerates—2.2%
Roper Technologies, Inc.	21,341	10,077,860

Insurance—0.8%
AIA Group, Ltd.	341,400	3,574,264

Interactive Media & Services—4.9%
Alphabet, Inc. - Class A (a)	4,828	13,428,358
Alphabet, Inc. - Class C (a)	585	1,633,899
Meta Platforms, Inc. - Class A (a)	30,688	6,823,784

		21,886,041

Internet & Direct Marketing Retail—3.4%
Amazon.com, Inc. (a)	4,734	15,432,603

IT Services—7.1%
Accenture plc - Class A	32,073	10,815,978
MasterCard, Inc. - Class A	40,267	14,390,620
Nomura Research Institute, Ltd.	161,100	5,268,815
VeriSign, Inc. (a)	6,797	1,512,061

		31,987,474

Life Sciences Tools & Services—7.1%
Azenta, Inc. (b)	9,064	751,224
Danaher Corp.	43,948	12,891,267
IQVIA Holdings, Inc. (a)	50,854	11,757,953

Life Sciences Tools & Services—(Continued)
Mettler-Toledo International, Inc. (a)	4,913	6,746,483

		32,146,927

Machinery—3.7%
Atlas Copco AB - A Shares	123,692	6,419,429
Cummins, Inc.	50,479	10,353,748

		16,773,177

Personal Products—1.4%
Estee Lauder Cos., Inc. (The) - Class A	23,261	6,334,435

Semiconductors & Semiconductor Equipment—8.9%
ASML Holding NV	21,608	14,412,522
NVIDIA Corp.	43,024	11,739,529
Taiwan Semiconductor Manufacturing Co., Ltd.	424,000	8,765,960
Texas Instruments, Inc.	27,435	5,033,774

		39,951,785

Software—5.1%
Adobe, Inc. (a)	12,053	5,491,588
Dassault Systemes SE	62,402	3,074,857
Descartes Systems Group, Inc. (The) (a)	2,285	167,297
Dropbox, Inc. - Class A (a)	79,945	1,858,721
Salesforce.com, Inc. (a)	57,098	12,123,047

		22,715,510

Specialty Retail—1.8%
Home Depot, Inc. (The)	27,159	8,129,503

Textiles, Apparel & Luxury Goods—1.9%
Canada Goose Holdings, Inc. (a)	66,132	1,737,741
LVMH Moet Hennessy Louis Vuitton SE	9,685	6,896,393

		8,634,134

Total Common Stocks (Cost $211,449,235)		303,825,702

Corporate Bonds & Notes—16.6%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/27 (144A)	130,000	128,595

Aerospace/Defense—0.2%
Boeing Co. (The)
3.100%, 05/01/26	20,000	19,650
3.250%, 02/01/35	5,000	4,465
3.550%, 03/01/38	20,000	17,579
3.625%, 03/01/48	5,000	4,243
3.750%, 02/01/50 (b)	10,000	8,904
3.850%, 11/01/48	85,000	74,526
3.950%, 08/01/59	85,000	73,636

BHFTI-235

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	$373,704
TransDigm, Inc.
5.500%, 11/15/27	85,000	84,362
7.500%, 03/15/27	5,000	5,150

		666,219

Airlines—0.3%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	188,784	180,082
4.125%, 12/15/27 (144A)	128,587	121,561
American Airlines Pass-Through Trust
3.700%, 10/15/25	77,535	72,844
3.750%, 10/15/25	161,616	148,548
4.950%, 02/15/25	95,328	91,382
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26 (144A)	25,000	25,188
5.750%, 04/20/29 (144A)	30,000	29,888
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	285,000	297,113
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	36,438	37,648
United Airlines Pass-Through Trust
3.650%, 10/07/25	65,741	61,621
5.875%, 10/15/27	227,518	235,501

		1,301,376

Auto Manufacturers—0.8%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	103,294
BMW U.S. Capital LLC
3.150%, 04/18/24 (144A)	195,000	196,001
4.150%, 04/09/30 (144A)	200,000	209,951
Ford Motor Co.
3.250%, 02/12/32	55,000	49,122
6.625%, 10/01/28	215,000	235,242
General Motors Co. 5.200%, 04/01/45	265,000	268,227
6.250%, 10/02/43	55,000	62,359
General Motors Financial of Canada, Ltd. 3.250%, 11/07/23 (CAD)	110,000	87,947
Hyundai Capital America 0.875%, 06/14/24 (144A)	350,000	330,403
2.650%, 02/10/25 (144A)	110,000	106,576
2.750%, 09/27/26 (144A)	500,000	474,898
6.375%, 04/08/30 (144A) (b)	175,000	199,305
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	262,925
Kia Corp. 1.750%, 10/16/26 (144A)	200,000	185,745
3.000%, 04/25/23 (144A)	380,000	381,144
Toyota Motor Corp. 2.362%, 03/25/31	305,000	285,036

		3,438,175

Auto Parts & Equipment—0.0%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	106,781

Banks—2.9%
ANZ New Zealand International Ltd. 1.250%, 06/22/26 (144A)	375,000	346,379
Banco Bilbao Vizcaya Argentaria S.A. 0.750%, 09/11/22 (EUR)	400,000	444,447
Banco de Chile 2.990%, 12/09/31 (144A)	200,000	184,462
Banco Santander Chile 3.177%, 10/26/31 (144A)	250,000	238,863
Banco Santander S.A. 1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	180,640
3.125%, 02/23/23	200,000	201,438
Bank of Montreal 0.949%, SOFR + 0.603%, 01/22/27 (c)	500,000	460,489
Bank of New Zealand 1.000%, 03/03/26 (144A) (b)	250,000	229,403
Bank of Nova Scotia (The) 1.050%, 03/02/26	295,000	270,614
1.300%, 09/15/26	260,000	239,089
Barclays plc 3.650%, 03/16/25	225,000	225,417
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	363,051
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	355,691
Credit Agricole S.A. 3.250%, 10/04/24 (144A)	665,000	664,977
4.375%, 03/17/25 (144A)	200,000	202,248
Credit Suisse Group AG 3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	520,000	468,987
Deutsche Bank AG 2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	156,832
3.729%, SOFR + 2.757%, 01/14/32 (c)	204,000	181,957
DNB Bank ASA 1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	376,997
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	250,468
ING Groep NV 1. 400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	189,652
Kookmin Bank 1.375%, 05/06/26 (144A)	315,000	294,917
Kreditanstalt fuer Wiederaufbau 1.250%, 08/28/23 (NOK)	4,220,000	474,470
Lloyds Banking Group plc 3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	202,106
Macquarie Group, Ltd. 1.629%, SOFR + 0.910%, 09/23/27 (144A) (c)	425,000	383,560
2.871%, SOFR + 1.532%, 01/14/33 (144A) (c)	505,000	448,221
Mitsubishi UFJ Financial Group, Inc. 1.640%, 1Y H15 + 0.670%, 10/13/27 (c)	300,000	275,786
2.341%, 1Y H15 + 0.830%, 01/19/28 (c)	245,000	231,399
Mizuho Financial Group, Inc. 2.564%, 09/13/31	205,000	179,171

BHFTI-236

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
NatWest Markets plc 0.800%, 08/12/24 (144A) (b)	200,000	$188,273
Nordea Bank Abp 0.750%, 08/28/25 (144A)	410,000	377,693
Royal Bank of Canada 0.875%, 01/20/26	305,000	280,371
1.200%, 04/27/26	235,000	217,485
2.250%, 11/01/24 (b)	350,000	345,090
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	100,000	99,277
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	262,205
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	288,944
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (c)	200,000	199,472
Sumitomo Mitsui Financial Group, Inc. 1.402%, 09/17/26	310,000	282,804
TC Ziraat Bankasi AS 5.375%, 03/02/26 (144A)	250,000	230,535
Toronto-Dominion Bank (The) 1.950%, 01/12/27	730,000	691,391
3.500%, 07/19/23 (b)	335,000	340,494
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	344,235
Westpac Banking Corp. 1.953%, 11/20/28	400,000	368,425

		13,238,425

Beverages—0.1%
Anheuser-Busch InBev S.A. 2.000%, 01/23/35 (EUR)	345,000	380,492
Diageo Capital plc 2.125%, 04/29/32	200,000	180,402

		560,894

Building Materials—0.2%
Cemex S.A.B. de C.V. 3.875%, 07/11/31 (144A)	400,000	365,004
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	305,000	293,562
Masco Corp. 6.500%, 08/15/32	8,000	9,428
7.750%, 08/01/29	94,000	113,930

		781,924

Chemicals—0.3%
Ashland LLC 3.375%, 09/01/31 (144A)	135,000	119,137
Braskem Netherlands Finance B.V. 4.500%, 01/10/28	200,000	197,340
4.500%, 01/31/30	200,000	193,558
LG Chem, Ltd. 3.250%, 10/15/24 (144A)	200,000	200,463

Chemicals—(Continued)
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	125,000	119,063
Orbia Advance Corp. S.A.B. de C.V. 1.875%, 05/11/26 (144A)	210,000	196,728
4.000%, 10/04/27	200,000	200,002

		1,226,291

Commercial Services—0.3%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/31 (144A)	200,000	172,185
4.200%, 08/04/27	280,000	272,766
Block, Inc. 3.500%, 06/01/31 (144A)	55,000	50,325
Edenred 1.875%, 03/06/26 (EUR)	200,000	225,861
Holding d’Infrastructures de Transport SAS 0.625%, 03/27/23 (EUR)	100,000	111,023
1.625%, 11/27/27 (EUR)	100,000	108,543
TriNet Group, Inc. 3.500%, 03/01/29 (144A)	85,000	78,094
United Rentals North America, Inc. 3.750%, 01/15/32	75,000	69,937
3.875%, 02/15/31 (b)	65,000	61,263

		1,149,997

Computers—0.0%
Western Digital Corp. 2.850%, 02/01/29	10,000	9,136
3.100%, 02/01/32	10,000	8,954

		18,090

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.450%, 03/15/43	40,000	46,300

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/30/32	260,000	234,379
Aircastle, Ltd. 5.250%, 5Y H15 + 4.410%, 06/15/26 (144A) (c)	35,000	32,025
Ally Financial, Inc. 4.700%, 5Y H15 + 3.868%, 05/15/26 (c)	125,000	117,664
4.700%, 7Y H15 + 3.481%, 05/15/28 (c)	105,000	95,550
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	260,313
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	210,000	210,025
Brookfield Finance I UK plc 2.340%, 01/30/32	175,000	155,561
Brookfield Finance, Inc. 3.900%, 01/25/28	185,000	185,783
Nationstar Mortgage Holdings, Inc. 5.500%, 08/15/28 (144A)	130,000	124,969
Navient Corp. 5.625%, 08/01/33	260,000	218,920

BHFTI-237

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Nomura Holdings, Inc. 2.710%, 01/22/29	245,000	$225,881
OneMain Finance Corp. 3.500%, 01/15/27	10,000	9,250
4.000%, 09/15/30	40,000	35,300
5.625%, 03/15/23	135,000	137,474
8.250%, 10/01/23	65,000	68,488
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	200,000	190,792
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A)	430,000	394,802
3.625%, 03/01/29	720,000	657,972
3.875%, 03/01/31 (144A)	1,185,000	1,072,425
4.000%, 10/15/33 (144A)	360,000	315,324
Shriram Transport Finance Co. Ltd. 4.400%, 03/13/24	245,000	239,610
Unifin Financiera S.A.B. de C.V. 7.250%, 09/27/23	245,000	178,240
9.875%, 01/28/29 (b)	250,000	147,025

		5,307,772

Electric—0.6%
AES Corp. (The) 3.950%, 07/15/30 (144A)	20,000	19,813
Colbun S.A. 3.150%, 03/06/30	295,000	273,320
Edison International 4.950%, 04/15/25	20,000	20,462
EDP Finance B.V. 1.710%, 01/24/28 (144A)	205,000	180,787
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	200,000	178,040
Enel Chile S.A. 4.875%, 06/12/28	110,000	113,950
Engie Energia Chile S.A. 3.400%, 01/28/30	305,000	280,603
Engie S.A. 1.250%, 10/24/41 (EUR)	200,000	181,359
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	200,000	191,588
Naturgy Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	221,273
NRG Energy, Inc. 3.625%, 02/15/31 (144A)	180,000	158,326
3.875%, 02/15/32 (144A)	45,000	39,600
Orsted AS 2.125%, 05/17/27 (GBP)	215,000	278,797
Pacific Gas and Electric Co. 3.500%, 08/01/50 (b)	130,000	104,657
3.950%, 12/01/47	175,000	144,796
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	469,200

		2,856,571

Energy-Alternate Sources—0.0%
Aydem Yenilenebilir Enerji AS 7.750%, 02/02/27 (144A)	210,000	166,963

Engineering & Construction—0.2%
Cellnex Telecom S.A. 1.750%, 10/23/30 (EUR)	400,000	386,445
Fraport AG Frankfurt Airport Services Worldwide 1.875%, 03/31/28 (EUR)	355,000	378,286
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	39,764
TopBuild Corp. 4.125%, 02/15/32 (144A)	40,000	36,250

		840,745

Entertainment—0.1%
Everi Holdings, Inc. 5.000%, 07/15/29 (144A)	10,000	9,475
Penn National Gaming, Inc. 4.125%, 07/01/29 (144A)	35,000	31,332
Scientific Games International, Inc. 7.000%, 05/15/28 (144A)	110,000	114,014
7.250%, 11/15/29 (144A)	60,000	62,850

		217,671

Food—0.4%
BRF S.A. 4.875%, 01/24/30	365,000	348,027
Fonterra Co-operative Group, Ltd. 5.500%, 02/26/24 (AUD)	500,000	394,064
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.750%, 12/01/31 (144A)	85,000	78,900
Kraft Heinz Foods Co. 4.375%, 06/01/46	295,000	291,354
5.500%, 06/01/50	165,000	187,362
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (144A)	120,000	104,758
4.250%, 04/15/31 (144A)	10,000	9,250
Post Holdings, Inc. 4.500%, 09/15/31 (144A)	105,000	93,029
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	201,500

		1,708,244

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.500%, 08/01/24	200,000	205,502
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	406,504
Suzano Austria GmbH 2.500%, 09/15/28	255,000	230,099
3.125%, 01/15/32	125,000	110,673
3.750%, 01/15/31	60,000	56,490

		1,009,268

BHFTI-238

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.1%
Avantor Funding, Inc. 3.875%, 11/01/29 (144A)	100,000	$94,000
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	141,918
Medtronic Global Holdings Co. 1.125%, 03/07/27 (EUR)	105,000	115,572

		351,490

Healthcare-Services—0.1%
Catalent Pharma Solutions, Inc. 3.125%, 02/15/29 (144A)	30,000	27,267
Centene Corp. 2.500%, 03/01/31	275,000	242,696
2.625%, 08/01/31	5,000	4,450
3.000%, 10/15/30	115,000	105,624
Charles River Laboratories International, Inc. 3.750%, 03/15/29 (144A)	20,000	18,863
4.000%, 03/15/31 (144A) (b)	20,000	18,775
Molina Healthcare, Inc. 3.875%, 05/15/32 (144A)	45,000	42,793

		460,468

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A)	225,000	227,479

Home Builders—0.0%
Beazer Homes USA, Inc. 7.250%, 10/15/29	120,000	120,642

Insurance—0.2%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	201,145
3.600%, 04/09/29	200,000	201,453
3.900%, 04/06/28 (144A)	260,000	264,711
Athene Global Funding 1.608%, 06/29/26 (144A)	100,000	91,113
1.716%, 01/07/25 (144A)	230,000	219,185

		977,607

Internet—0.9%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27 (b)	240,000	235,481
Baidu, Inc. 3.875%, 09/29/23	200,000	201,849
Expedia Group, Inc. 2.950%, 03/15/31	400,000	370,338
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	95,000	87,350
Netflix, Inc. 4.875%, 04/15/28	90,000	94,388
4.875%, 06/15/30 (144A)	265,000	282,676
5.375%, 11/15/29 (144A)	30,000	32,475
5.875%, 11/15/28	25,000	27,558
6.375%, 05/15/29	45,000	50,885

Internet—(Continued)
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	200,000	199,886
3.280%, 04/11/24 (144A)	200,000	198,849
Uber Technologies, Inc. 4.500%, 08/15/29 (144A)	1,285,000	1,204,687
6.250%, 01/15/28 (144A)	780,000	806,473
7.500%, 09/15/27 (144A)	120,000	127,951
Weibo Corp. 3.500%, 07/05/24 (b)	200,000	195,252

		4,116,098

Investment Companies—0.5%
Ares Capital Corp. 3.200%, 11/15/31	270,000	228,813
Barings BDC, Inc. 3.300%, 11/23/26 (144A)	60,000	55,400
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	1,185,000	1,087,238
Owl Rock Capital Corp. 2.875%, 06/11/28	270,000	235,488
4.250%, 01/15/26	480,000	467,775
Owl Rock Technology Finance Corp. 2.500%, 01/15/27	160,000	144,501
4.750%, 12/15/25 (144A)	230,000	227,013

		2,446,228

Iron/Steel—0.0%
ArcelorMittal 6.750%, 03/01/41	95,000	112,352

Leisure Time—0.4%
Carnival Corp. 5.750%, 03/01/27 (144A)	575,000	548,357
6.000%, 05/01/29 (144A)	195,000	183,756
NCL Corp., Ltd. 5.875%, 02/15/27 (144A)	60,000	59,100
5.875%, 03/15/26 (144A)	425,000	403,818
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	85,000	78,824
Royal Caribbean Cruises, Ltd. 4.250%, 07/01/26 (144A)	145,000	134,878
5.500%, 04/01/28 (144A)	450,000	428,990

		1,837,723

Lodging—0.3%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower ESC 4.875%, 07/01/31 (144A)	65,000	60,388
5.000%, 06/01/29 (144A)	50,000	47,715
Marriott Ownership Resorts, Inc. 4.500%, 06/15/29 (144A)	90,000	84,825
Travel + Leisure Co. 4.500%, 12/01/29 (144A)	1,070,000	992,232
4.625%, 03/01/30 (144A)	65,000	60,450

BHFTI-239

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Travel + Leisure Co. 6.000%, 04/01/27	10,000	$10,300
6.625%, 07/31/26 (144A)	10,000	10,425

		1,266,335

Machinery-Diversified—0.0%
John Deere Capital Corp. 0.450%, 06/07/24	125,000	119,051

Media—1.3%
AMC Networks, Inc. 4.250%, 02/15/29	45,000	41,994
Cable Onda S.A. 4.500%, 01/30/30 (144A)	200,000	195,100
CCO Holdings LLC / CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A)	1,325,000	1,202,437
4.250%, 01/15/34 (144A)	225,000	195,411
4.750%, 02/01/32 (144A)	135,000	125,717
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.950%, 06/30/62	115,000	92,996
4.400%, 12/01/61	680,000	591,923
CSC Holdings LLC 4.625%, 12/01/30 (144A) (b)	1,825,000	1,526,229
5.375%, 02/01/28 (144A)	200,000	194,112
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.875%, 08/15/27 (144A)	40,000	39,350
DISH DBS Corp. 5.125%, 06/01/29	75,000	63,869
5.250%, 12/01/26 (144A)	225,000	214,313
5.875%, 11/15/24	475,000	473,813
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	197,557
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A) (b)	120,000	114,600
5.250%, 08/15/27 (144A)	70,000	69,213
Time Warner Cable LLC 4.500%, 09/15/42	45,000	41,621
5.500%, 09/01/41	30,000	31,142
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	232,755

		5,644,152

Mining—0.7%
Anglo American Capital plc 2.625%, 09/10/30 (144A) (b)	200,000	181,342
5.625%, 04/01/30 (144A)	200,000	220,438
AngloGold Ashanti Holdings plc 3.375%, 11/01/28	300,000	281,376
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	285,000	271,470
FMG Resources Pty, Ltd. 4.375%, 04/01/31 (144A)	85,000	80,402
Freeport-McMoRan, Inc. 4.375%, 08/01/28	325,000	326,505

Mining—(Continued)
Freeport-McMoRan, Inc. 5.400%, 11/14/34	745,000	826,987
5.450%, 03/15/43	310,000	347,150
Glencore Funding LLC 1.625%, 09/01/25 (144A)	410,000	383,360
Novelis Corp. 4.750%, 01/30/30 (144A) (b)	50,000	48,543

		2,967,573

Multi-National—0.3%
International Bank for Reconstruction & Development 1.200%, 07/22/26 (CAD)	1,315,000	985,869
Nordic Investment Bank 1.500%, 03/13/25 (NOK)	4,930,000	542,401

		1,528,270

Oil & Gas—0.9%
Continental Resources, Inc. 2.875%, 04/01/32 (144A)	20,000	17,835
5.750%, 01/15/31 (144A)	85,000	92,973
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	200,050
Ecopetrol S.A. 5.875%, 05/28/45 (b)	325,000	284,732
Empresa Nacional del Petroleo 3.450%, 09/16/31 (144A)	205,000	187,985
EQT Corp. 3.125%, 05/15/26 (144A)	10,000	9,713
3.625%, 05/15/31 (144A)	155,000	148,025
3.900%, 10/01/27 (b)	50,000	49,855
5.000%, 01/15/29	35,000	36,132
Equinor ASA 3.625%, 04/06/40	355,000	357,026
Occidental Petroleum Corp. 6.625%, 09/01/30	280,000	321,300
8.875%, 07/15/30	220,000	282,150
Ovintiv, Inc. 6.500%, 08/15/34 (b)	105,000	124,627
6.500%, 02/01/38	5,000	5,923
6.625%, 08/15/37	25,000	29,577
7.200%, 11/01/31	5,000	6,051
7.375%, 11/01/31	10,000	12,259
8.125%, 09/15/30	10,000	12,521
Petrobras Global Finance B.V. 5.999%, 01/27/28	315,000	330,577
Petroleos Mexicanos 5.950%, 01/28/31	450,000	415,354
Qatar Energy 2.250%, 07/12/31 (144A)	305,000	280,643
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	207,000
Range Resources Corp. 4.875%, 05/15/25	130,000	131,582
5.000%, 03/15/23	86,000	86,602
Southwestern Energy Co. 4.750%, 02/01/32	30,000	29,963

BHFTI-240

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	$350,136

		4,010,591

Packaging & Containers—0.0%
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	109,928

Pharmaceuticals—0.8%
Bausch Health Cos., Inc. 4.875%, 06/01/28 (144A)	90,000	86,175
5.000%, 01/30/28 (144A)	705,000	580,617
5.000%, 02/15/29 (144A)	20,000	15,580
5.250%, 01/30/30 (144A)	125,000	98,193
5.250%, 02/15/31 (144A)	375,000	291,885
6.250%, 02/15/29 (144A)	20,000	16,400
7.000%, 01/15/28 (144A)	35,000	31,335
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	250,000	252,500
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/01/26	455,000	411,952
4.100%, 10/01/46	2,080,000	1,632,800
4.750%, 05/09/27	280,000	268,786

		3,686,223

Pipelines—0.3%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	394,625
DCP Midstream Operating L.P. 3.250%, 02/15/32 (b)	230,000	207,000
5.125%, 05/15/29	35,000	35,997
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	124,799
Enbridge, Inc. 2.900%, 07/15/22	125,000	125,316
EnLink Midstream Partners L.P. 5.450%, 06/01/47	60,000	50,550
Hess Midstream Operations L.P. 4.250%, 02/15/30 (144A)	25,000	23,590
Western Midstream Operating L.P. 4.550%, 02/01/30	35,000	34,825
5.300%, 03/01/48	80,000	79,200
5.450%, 04/01/44	15,000	15,206
5.500%, 08/15/48	10,000	9,875
5.750%, 02/01/50	50,000	48,750

		1,149,733

Real Estate—0.2%
Country Garden Holdings Co., Ltd. 3.300%, 01/12/31	290,000	201,611
Country Garden Holdings Co., Ltd. 2.700%, 07/12/26	270,000	190,417
8.000%, 01/27/24	245,000	209,769
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	216,701

Real Estate—(Continued)
Shimao Group Holdings, Ltd. 3.450%, 01/11/31	285,000	69,825
Sunac China Holdings, Ltd. 5.950%, 04/26/24	225,000	56,025

		944,348

Real Estate Investment Trusts—0.2%
EPR Properties 3.600%, 11/15/31	30,000	27,198
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32	45,000	40,829
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	125,000	118,984
Prologis Euro Finance LLC 0.250%, 09/10/27 (EUR)	320,000	329,648
0.375%, 02/06/28 (EUR)	110,000	112,804
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	171,072
Realty Income Corp. 1.625%, 12/15/30 (GBP)	125,000	149,058
SBA Communications Corp. 3.125%, 02/01/29	170,000	154,635

		1,104,228

Retail—0.1%
1011778 BC ULC / New Red Finance, Inc. 4.000%, 10/15/30 (144A)	80,000	72,163
Carvana Co. 5.500%, 04/15/27 (144A) (b)	180,000	160,650
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	35,000	33,083
Yum! Brands, Inc. 4.625%, 01/31/32	175,000	169,276

		435,172

Semiconductors—0.1%
Broadcom, Inc. 3.187%, 11/15/36 (144A)	85,000	73,788
SK Hynix, Inc. 2.375%, 01/19/31 (144A)	300,000	261,493
TSMC Arizona Corp. 2.500%, 10/25/31	200,000	185,213

		520,494

Software—0.0%
MSCI, Inc. 3.250%, 08/15/33 (144A)	50,000	44,941
Oracle Corp. 3.950%, 03/25/51	140,000	122,390

		167,331

Telecommunications—1.2%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	263,628
2.875%, 05/07/30	200,000	191,062

BHFTI-241

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Bharti Airtel, Ltd. 3.250%, 06/03/31	305,000	$281,885
CommScope Technologies LLC 5.000%, 03/15/27 (144A) (b)	580,000	503,773
CommScope, Inc. 4.750%, 09/01/29 (144A)	730,000	672,337
7.125%, 07/01/28 (144A) (b)	65,000	58,719
KT Corp. 2.500%, 07/18/26 (144A)	210,000	204,381
Millicom International Cellular S.A. 6.250%, 03/25/29 (144A)	180,000	191,003
6.625%, 10/15/26	180,000	184,500
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24	200,000	200,500
4.755%, 11/11/24 (144A)	400,000	401,000
Ooredoo International Finance, Ltd. 2.625%, 04/08/31 (144A)	250,000	234,349
T-Mobile USA, Inc. 2.400%, 03/15/29 (144A)	40,000	36,629
2.700%, 03/15/32 (144A)	75,000	68,227
3.375%, 04/15/29	760,000	722,859
3.500%, 04/15/31	425,000	399,917
3.875%, 04/15/30	355,000	356,363
Turk Telekomunikasyon AS 6.875%, 02/28/25	360,000	354,008
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	194,304

		5,519,444

Transportation—0.1%
Canadian Pacific Railway Co. 1.750%, 12/02/26	265,000	249,622

Total Corporate Bonds & Notes (Cost $78,756,433)		74,842,883

Foreign Government—9.3%

Banks—0.1%
Corp. Financiera de Desarrollo S.A. 2.400%, 09/28/27 (144A)	365,000	335,344

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	260,314

Oil & Gas—0.0%
Korea National Oil Corp. 2.125%, 04/18/27 (144A)	240,000	224,694

Regional Government—0.2%
New South Wales Treasury Corp. 2.000%, 03/08/33 (AUD)	1,480,000	976,060

Regional Government—(Continued)
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	237,010

		1,213,070

Sovereign—8.8%
Australia Government Bonds 0.500%, 09/21/26 (AUD)	1,150,000	785,224
5.500%, 04/21/23 (AUD)	950,000	743,765
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	5,875,000	1,160,319
Brazilian Government International Bonds 4.500%, 05/30/29	340,000	333,336
4.625%, 01/13/28	290,000	290,650
Canada Housing Trust No. 1 1.550%, 12/15/26 (144A) (CAD)	245,000	185,870
Canadian Government Bonds 0.500%, 09/01/25 (CAD)	915,000	687,244
1.500%, 12/01/31 (CAD)	1,240,000	915,526
Chile Government International Bond 2.550%, 01/27/32 (b)	350,000	328,867
China Government Bonds 2.200%, 07/27/25 (CNY)	11,000,000	1,706,855
3.390%, 05/21/25 (CNY)	1,000,000	160,885
3.900%, 07/04/36 (CNY)	3,000,000	513,421
4.000%, 11/30/35 (CNY)	7,500,000	1,300,106
Colombia Government International Bond 3.875%, 04/25/27	200,000	191,736
Colombian TES 6.250%, 11/26/25 (COP)	1,305,500,000	315,066
7.500%, 08/26/26 (COP)	4,868,600,000	1,207,521
Dominican Republic International Bonds 4.500%, 01/30/30 (144A)	235,000	215,615
4.875%, 09/23/32 (144A)	150,000	135,751
6.000%, 07/19/28 (144A)	200,000	203,002
8.625%, 04/20/27 (144A)	200,000	221,000
Ecuador Government International Bond 5.000%, 07/31/30 (d)	435,000	363,229
Egypt Government International Bonds 5.250%, 10/06/25	200,000	192,360
7.625%, 05/29/32	200,000	180,948
Export-Import Bank of India 2.250%, 01/13/31 (144A)	310,000	265,689
Export-Import Bank of Korea 3.000%, 11/01/22	200,000	200,602
6.750%, 08/09/22 (INR)	17,900,000	236,790
6.900%, 02/07/23 (INR)	70,500,000	934,787
French Republic Government Bond OAT 4.250%, 10/25/23 (EUR)	390,000	461,233
Indonesia Government International Bonds 2.850%, 02/14/30	200,000	196,563
4.125%, 01/15/25 (144A)	200,000	205,450
Indonesia Treasury Bonds 7.000%, 09/15/30 (IDR)	5,500,000,000	389,417
7.500%, 05/15/38 (IDR)	6,358,000,000	452,659

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Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ireland Government Bonds Zero Coupon, 10/18/31 (EUR)	405,000	$406,547
3.400%, 03/18/24 (EUR)	65,000	76,642
Israel Government Bond - Fixed 1.000%, 03/31/30 (ILS)	1,130,000	327,799
Italy Buoni Poliennali Del Tesoro 1.350%, 04/01/30 (EUR)	895,000	959,213
2.000%, 02/01/28 (EUR)	325,000	370,713
2.500%, 11/15/25 (EUR)	605,000	706,225
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	335,000,000	2,498,466
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (e)	84,810,950	735,390
Korea Treasury Bonds 0.875%, 12/10/23 (KRW)	500,000,000	402,823
1.125%, 09/10/25 (KRW)	500,000,000	389,773
1.500%, 12/10/30 (KRW)	1,120,530,000	825,599
2.000%, 09/10/22 (KRW)	380,000,000	314,150
Malaysia Government Bond 3.480%, 03/15/23 (MYR)	3,295,000	793,409
Mexican Bonos 5.750%, 03/05/26 (MXN)	24,011,500	1,097,938
7.500%, 06/03/27 (MXN)	8,252,400	398,194
8.000%, 12/07/23 (MXN)	1,835,000	91,659
8.500%, 05/31/29 (MXN)	14,420,800	729,682
Mexico Government International Bonds 3.250%, 04/16/30 (b)	335,000	322,461
3.500%, 02/12/34	200,000	185,898
4.000%, 03/15/15 (EUR)	100,000	100,226
New Zealand Government Bonds 0.500%, 05/15/24 (NZD)	1,150,000	758,050
1.500%, 05/15/31 (NZD)	690,000	413,231
3.000%, 04/20/29 (NZD)	455,000	311,421
Nigeria Government International Bond 6.125%, 09/28/28 (144A)	200,000	183,600
Norway Government Bonds 1.750%, 02/17/27 (144A) (NOK)	4,250,000	464,640
2.000%, 05/24/23 (144A) (NOK)	1,477,000	168,398
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	209,002
Peruvian Government International Bonds 2.392%, 01/23/26	125,000	121,274
3.000%, 01/15/34	245,000	228,379
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	275,243
Republic of Poland Government Bonds 1.250%, 10/25/30 (PLN)	3,000,000	525,710
3.250%, 07/25/25 (PLN)	1,445,000	319,721
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	841,962
Romania Government Bond 4.150%, 10/24/30 (RON)	3,345,000	652,467
Romanian Government International Bond 2.000%, 04/14/33 (144A) (EUR)	120,000	106,516
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	1,120,000	823,049
2.750%, 07/01/23 (SGD)	515,000	385,140

Sovereign—(Continued)
South Africa Government Bonds 7.000%, 02/28/31 (ZAR)	11,655,000	664,724
8.875%, 02/28/35 (ZAR)	5,960,000	366,349
Spain Government Bonds 1.600%, 04/30/25 (144A) (EUR)	180,000	206,309
1.950%, 07/30/30 (144A) (EUR)	310,000	363,691
4.400%, 10/31/23 (144A) (EUR)	525,000	621,090
Sweden Government Bond 0.125%, 05/12/31 (144A) (SEK)	4,200,000	405,418
Turkey Government International Bonds 5.250%, 03/13/30	950,000	799,330
7.625%, 04/26/29 (b)	200,000	194,960
United Kingdom Gilt 1.500%, 07/22/26 (GBP)	640,000	844,171
2.750%, 09/07/24 (GBP)	215,000	291,484
4.250%, 06/07/32 (GBP)	125,000	204,583
Uruguay Government International Bonds 4.375%, 01/23/31	170,000	185,247
8.250%, 05/21/31 (UYU)	9,950,000	232,110

		39,581,562

Transportation—0.1%
Network Rail Infrastructure Finance plc 4.750%, 01/22/24 (GBP)	235,000	325,294

Total Foreign Government (Cost $44,970,080)		41,940,278

U.S. Treasury & Government Agencies—2.8%

U.S. Treasury—2.8%
U.S. Treasury Inflation Indexed Notes 0.375%, 07/15/27 (e)	1,172,000	1,248,249
U.S. Treasury Notes 0.125%, 01/31/23 (f)	335,000	331,035
0.125%, 03/31/23	1,315,000	1,294,505
0.125%, 04/30/23	510,000	500,995
0.500%, 11/30/23	1,115,000	1,083,771
0.750%, 03/31/26	2,665,000	2,485,217
0.875%, 01/31/24	3,300,000	3,215,953
1.500%, 02/29/24 (b)	530,000	522,278
1.750%, 03/15/25	925,000	905,416
1.875%, 02/15/32 (b)	935,000	897,892

Total U.S. Treasury & Government Agencies (Cost $12,706,553)		12,485,311

Convertible Bonds—2.2%

Airlines—0.3%
JetBlue Airways Corp. 0.500%, 04/01/26	35,000	32,565
Southwest Airlines Co. 1.250%, 05/01/25	855,000	1,160,235

		1,192,800

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Schedule of Investments as of March 31, 2022 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.6%
BioMarin Pharmaceutical, Inc. 0.599%, 08/01/24	2,110,000	$2,108,945
Ionis Pharmaceuticals, Inc. Zero Coupon, 04/01/26	85,000	79,059
Livongo Health, Inc. 0.875%, 06/01/25	520,000	523,120

		2,711,124

Entertainment—0.1%
Penn National Gaming, Inc. 2.750%, 05/15/26	20,000	40,220
Zynga, Inc. Zero Coupon, 12/15/26	160,000	162,880

		203,100

Healthcare-Services—0.3%
Teladoc Health, Inc. 1.250%, 06/01/27	1,670,000	1,408,645

Internet—0.2%
Twitter, Inc. Zero Coupon, 03/15/26	65,000	54,568
Uber Technologies, Inc. Zero Coupon, 12/15/25 (b)	725,000	648,875
Zillow Group, Inc. 1.375%, 09/01/26	10,000	13,231

		716,674

Leisure Time—0.1%
NCL Corp., Ltd. 1.125%, 02/15/27	625,000	574,375
Peloton Interactive, Inc. Zero Coupon, 02/15/26	65,000	53,706

		628,081

Media—0.6%
Dish Network Corp. Zero Coupon, 12/15/25	580,000	562,658
3.375%, 08/15/26	2,320,000	2,086,840

		2,649,498

Software—0.0%
Nutanix, Inc. 0.250%, 10/01/27	55,000	45,822
Splunk, Inc. 1.125%, 06/15/27	135,000	128,925

		174,747

Total Convertible Bonds (Cost $10,712,338)		9,684,669

Convertible Preferred Stocks—0.2%
Security Description	Shares/ Principal Amount*	Value

Pipelines—0.1%
El Paso Energy Capital Trust I 4.750%, 03/31/28	2,834	141,133

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. 5.250%, 06/01/23 (144A)	502	559,730

Total Convertible Preferred Stocks (Cost $640,548)		700,863

Municipals—0.1%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $644,822)	645,000	654,142

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	75,879	60,555

Total Mortgage-Backed Securities (Cost $70,809)		60,555

Floating Rate Loan (g)—0.0%

Pharmaceuticals—0.0%
Jazz Financing Lux S.a.r.l. Term Loan, 4.000%, 1M LIBOR + 3.500%, 05/05/28 (Cost $27,520)	27,663	27,604

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $3,660,546; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/25, with a market value of $3,733,836.	3,660,546	3,660,546

Total Short-Term Investments (Cost $3,660,546)		3,660,546

Securities Lending Reinvestments (h)—1.0%

Repurchase Agreements—0.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $900,006; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $918,000.	900,000	900,000

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Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $780,520; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $796,129.	780,514	$780,514
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $300,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $306,171.	300,000	300,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $300,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $306,171.	300,000	300,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $200,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $222,075.	200,000	200,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $250,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $277,594.	250,000	250,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $200,016; collateralized by various Common Stock with an aggregate market value of $222,258.	200,000	200,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $100,001; collateralized by various Common Stock with an aggregate market value of $115,819.	100,000	100,000

		3,030,514

Mutual Funds—0.3%
Allspring Government Money Market Fund, Select Class 0.180% (i)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (i)	400,000	400,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (i)	400,000	400,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.250% (i)	500,000	500,000

		1,400,000

Total Securities Lending Reinvestments (Cost $4,430,514)		4,430,514

Total Investments—100.5% (Cost $368,069,398)		452,313,067
Other assets and liabilities (net)—(0.5)%		(2,182,141)

Net Assets—100.0%		$450,130,926

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $7,413,848 and the collateral received consisted of cash in the amount of $4,430,514 and non-cash collateral with a value of $3,239,940. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $98,816.
(g)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $40,952,974, which is 9.1% of net assets.

BHFTI-245

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Country Diversification as of March 31, 2022 (Unaudited)	% of Net Assets
United States	64.2
United Kingdom	4.3
Netherlands	3.3
France	2.8
Japan	2.2
Canada	2.0
Taiwan	2.0
Sweden	1.5
India	1.4
China	1.2

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,450,000	HSBCU	06/15/22	USD	1,063,031	$23,312
EUR	14,867,000	MSC	06/15/22	USD	16,234,169	256,869
GBP	796,000	UBSA	06/15/22	USD	1,048,021	(2,659)
JPY	1,176,000,000	CSI	06/15/22	USD	10,147,020	(469,227)
KRW	813,000,000	BOA	06/15/22	USD	672,279	(2,020)

Contracts to Deliver
CAD	714,000	UBSA	06/15/22	USD	558,983	(12,043)
COP	6,021,975,000	CSI	06/15/22	USD	1,588,681	8,360
IDR	13,001,580,000	UBSA	06/15/22	USD	898,395	(4,144)
MXN	29,008,000	BOA	06/15/22	USD	1,346,048	(93,874)
NZD	660,000	MSC	06/15/22	USD	451,130	(5,730)

Cross Currency Contracts to Buy
EUR	383,983	MSC	06/15/22	NOK	3,786,000	(3,903)

Net Unrealized Depreciation						$(305,059)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value			Value/ Unrealized Appreciation
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(8)	US	D	(1,083,750)	$34,797

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CSI)—	Credit Suisse International
(HSBCU)—	HSBC Bank USA
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(RON)—	New Romanian Leu
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

BHFTI-246

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$—	$4,896,328	$—	$4,896,328
Capital Markets	18,698,282	—	—	18,698,282
Chemicals	20,660,317	—	—	20,660,317
Commercial Services & Supplies	2,522,700	—	—	2,522,700
Electronic Equipment, Instruments & Components	—	2,672,669	—	2,672,669
Food & Staples Retailing	9,654,125	—	—	9,654,125
Health Care Providers & Services	12,195,423	—	—	12,195,423
Hotels, Restaurants & Leisure	14,882,145	—	—	14,882,145
Industrial Conglomerates	10,077,860	—	—	10,077,860
Insurance	—	3,574,264	—	3,574,264
Interactive Media & Services	21,886,041	—	—	21,886,041
Internet & Direct Marketing Retail	15,432,603	—	—	15,432,603
IT Services	26,718,659	5,268,815	—	31,987,474
Life Sciences Tools & Services	32,146,927	—	—	32,146,927
Machinery	10,353,748	6,419,429	—	16,773,177
Personal Products	6,334,435	—	—	6,334,435
Semiconductors & Semiconductor Equipment	16,773,303	23,178,482	—	39,951,785
Software	19,640,653	3,074,857	—	22,715,510
Specialty Retail	8,129,503	—	—	8,129,503
Textiles, Apparel & Luxury Goods	1,737,741	6,896,393	—	8,634,134
Total Common Stocks	247,844,465	55,981,237	—	303,825,702
Total Corporate Bonds & Notes*	—	74,842,883	—	74,842,883
Total Foreign Government*	—	41,940,278	—	41,940,278
Total U.S. Treasury & Government Agencies*	—	12,485,311	—	12,485,311
Total Convertible Bonds*	—	9,684,669	—	9,684,669
Convertible Preferred Stocks
Pipelines	141,133	—	—	141,133
Wireless Telecommunication Services	—	559,730	—	559,730
Total Convertible Preferred Stocks	141,133	559,730	—	700,863
Total Municipals*	—	654,142	—	654,142
Total Mortgage-Backed Securities*	—	60,555	—	60,555
Total Floating Rate Loan*	—	27,604	—	27,604
Total Short-Term Investment*	—	3,660,546	—	3,660,546

BHFTI-247

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$3,030,514	$—	$3,030,514
Mutual Funds	1,400,000	—	—	1,400,000
Total Securities Lending Reinvestments	1,400,000	3,030,514	—	4,430,514
Total Investments	$249,385,598	$202,927,469	$—	$452,313,067

Collateral for Securities Loaned (Liability)	$—	$(4,430,514)	$—	$(4,430,514)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$288,541	$—	$288,541
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(593,600)	—	(593,600)
Total Forward Contracts	$—	$(305,059)	$—	$(305,059)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$34,797	$—	$—	$34,797

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-248

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.4%
Boeing Co. (The) (a)	752,861	$144,172,882

Air Freight & Logistics—1.4%
Expeditors International of Washington, Inc.	454,181	46,853,312

Automobiles—3.2%
Tesla, Inc. (a)	96,289	103,761,026

Beverages—2.6%
Monster Beverage Corp. (a)	1,048,633	83,785,777

Biotechnology—6.4%
Regeneron Pharmaceuticals, Inc. (a)	145,266	101,456,680
Vertex Pharmaceuticals, Inc. (a)	406,027	105,960,866

		207,417,546

Capital Markets—2.9%
FactSet Research Systems, Inc. (b)	122,574	53,215,502
SEI Investments Co. (b)	701,121	42,214,496

		95,429,998

Entertainment—5.4%
Netflix, Inc. (a)	178,800	66,976,692
Walt Disney Co. (The) (a)	787,458	108,007,739

		174,984,431

Health Care Equipment & Supplies—1.3%
Intuitive Surgical, Inc. (a)	145,296	43,832,897

Hotels, Restaurants & Leisure—3.6%
Starbucks Corp.	675,314	61,433,315
Yum China Holdings, Inc.	434,816	18,062,257
Yum! Brands, Inc. (b)	322,635	38,241,926

		117,737,498

Interactive Media & Services—12.1%
Alphabet, Inc. - Class A (a)	46,916	130,489,817
Alphabet, Inc. - Class C (a)	41,569	116,101,801
Meta Platforms, Inc. - Class A (a)	660,632	146,898,132

		393,489,750

Internet & Direct Marketing Retail—8.1%
Alibaba Group Holding, Ltd. (ADR) (a)	426,792	46,434,970
Amazon.com, Inc. (a)	66,870	217,992,856

		264,427,826

IT Services—10.3%
Block, Inc. (a)	367,273	49,802,219
PayPal Holdings, Inc. (a)	423,360	48,961,584
Shopify, Inc. - Class A (a)	70,769	47,837,013
Visa, Inc. - Class A (b)	853,281	189,232,127

		335,832,943

Life Sciences Tools & Services—2.4%
Illumina, Inc. (a)	220,297	76,971,772

Machinery—2.8%
Deere & Co. (b)	221,566	92,051,810

Pharmaceuticals—6.5%
Novartis AG (ADR)	1,024,930	89,937,608
Novo Nordisk A/S (ADR)	347,509	38,590,874
Roche Holding AG (ADR) (b)	1,708,857	84,434,624

		212,963,106

Semiconductors & Semiconductor Equipment—9.1%
NVIDIA Corp.	830,729	226,672,715
QUALCOMM, Inc.	453,182	69,255,273

		295,927,988

Software—16.9%
Autodesk, Inc. (a)	491,762	105,409,185
Microsoft Corp.	514,022	158,478,123
Oracle Corp.	1,620,063	134,027,812
Salesforce.com, Inc. (a)	523,531	111,156,102
Workday, Inc. - Class A (a)	184,314	44,135,830

		553,207,052

Total Common Stocks (Cost $2,473,970,771)		3,242,847,614

Short-Term Investment—0.7%

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $21,834,006; collateralized by U.S. Treasury Note at 1.500%, maturing 02/15/25, with a market value of $22,270,772.	21,834,006	21,834,006

Total Short-Term Investments (Cost $21,834,006)		21,834,006

Securities Lending Reinvestments (c)—6.0%

Certificate of Deposit—0.0%
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	1,000,000	999,830

Repurchase Agreements—4.4%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $2,401,400; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $2,524,537.	2,400,000	2,400,000

BHFTI-249

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $15,000,121; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $15,300,000.	15,000,000	$15,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $3,700,031; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $3,774,001.	3,700,000	3,700,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $33,893,363; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 05/10/22 - 08/11/22, and an aggregate market value of $34,570,994.	33,893,119	33,893,119
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $15,000,133; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $15,308,533.	15,000,000	15,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $10,000,622; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $10,205,689.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $8,900,109; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $9,882,351.	8,900,000	8,900,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/22 at 0.570%, due on 05/05/22 with a maturity value of $4,002,217; collateralized by various Common Stock with an aggregate market value of $4,444,515.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $8,000,080; collateralized by various Common Stock with an aggregate market value of $8,889,623.	8,000,000	8,000,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $10,000,106; collateralized by various Common Stock with an aggregate market value of $11,112,029.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $20,000,228; collateralized by various Common Stock with an aggregate market value of $22,225,794.	20,000,000	20,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $500,041; collateralized by various Common Stock with an aggregate market value of $555,645.	500,000	500,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $13,000,144; collateralized by various Common Stock with an aggregate market value of $14,741,219.	13,000,000	13,000,000

		144,393,119

Time Deposit—0.2%
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	5,000,000	5,000,000

Mutual Funds—1.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (d)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.160% (d)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (d)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (d)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (d)	25,000,000	25,000,000

		47,000,000

Total Securities Lending Reinvestments (Cost $197,393,063)		197,392,949

Total Investments—106.1% (Cost $2,693,197,840)		3,462,074,569
Other assets and liabilities (net)—(6.1)%		(198,143,449)

Net Assets—100.0%		$3,263,931,120

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $191,674,599 and the collateral received consisted of cash in the amount of $197,392,336. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-250

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,242,847,614	$—	$—	$3,242,847,614
Total Short-Term Investment*	—	21,834,006	—	21,834,006
Securities Lending Reinvestments
Certificate of Deposit	—	999,830	—	999,830
Repurchase Agreements	—	144,393,119	—	144,393,119
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	47,000,000	—	—	47,000,000
Total Securities Lending Reinvestments	47,000,000	150,392,949	—	197,392,949
Total Investments	$3,289,847,614	$172,226,955	$—	$3,462,074,569

Collateral for Securities Loaned (Liability)	$—	$(197,392,336)	$—	$(197,392,336)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-251

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—76.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—76.7%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	62,614,150	$650,561,018
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	3,731,580	79,034,870
MetLife MSCI EAFE Index Portfolio (Class A) (a)	12,467,784	188,886,929
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,157,924	48,423,819
MetLife Stock Index Portfolio (Class A) (a)	3,932,252	269,477,254

Total Mutual Funds (Cost $1,145,950,894)		1,236,383,890

Short-Term Investments—23.4%

Discount Note—3.1%
Federal Home Loan Bank 0.073%, 04/05/22 (b)	50,000,000	49,999,057

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $434,375; collateralized by U.S. Treasury Note at 1.000%, maturing 12/15/24, with a market value of $443,118.	434,375	434,375

U.S. Treasury—20.3%
U.S. Treasury Bills 0.045%, 04/05/22 (b)	133,000,000	132,998,080
0.237%, 05/10/22 (b) (c) (d)	193,500,000	193,461,482

		326,459,562

Total Short-Term Investments (Cost $376,882,768)		376,892,994

Total Investments—100.1% (Cost $1,522,833,662)		1,613,276,884
Other assets and liabilities (net)—(0.1)%		(1,154,861)

Net Assets—100.0%		$1,612,122,023

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $16,796,656.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2022, the market value of securities pledged was $16,796,656.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/17/22	456	USD	48,892,320	$2,648,411
Russell 2000 Index E-Mini Futures	06/17/22	122	USD	12,605,040	562,841
S&P 500 Index E-Mini Futures	06/17/22	346	USD	78,381,975	5,848,594
S&P Midcap 400 Index E-Mini Futures	06/17/22	82	USD	22,051,440	1,062,988

Net Unrealized Appreciation					$10,122,834

Swap Agreements Centrally Cleared Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.310%	Annually	03/16/32	USD	83,000,000	$(6,010,013)	$42,452	$(6,052,465)
Pay	12M SOFR	Annually	1.370%	Annually	01/13/32	USD	83,000,000	(5,674,561)	(67,342)	(5,607,219)
Pay	12M SOFR	Annually	1.410%	Annually	02/09/32	USD	83,000,000	(5,221,439)	154,117	(5,375,556)
Pay	12M SOFR	Annually	1.570%	Annually	04/14/32	USD	83,000,000	(4,137,724)	24,881	(4,162,605)
Pay	12M SOFR	Annually	1.840%	Annually	05/17/32	USD	83,000,000	(2,236,626)	(86,734)	(2,149,892)
Pay	12M SOFR	Annually	2.220%	Annually	06/23/32	USD	85,000,000	502,554	29,934	472,620

Totals								$(22,777,809)	$97,308	$(22,875,117)

BHFTI-252

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$1,236,383,890	$—	$—	$1,236,383,890
Total Short-Term Investments*	—	376,892,994	—	376,892,994
Total Investments	$1,236,383,890	$376,892,994	$—	$1,613,276,884

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,122,834	$—	$—	$10,122,834
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$472,620	$—	$472,620
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(23,347,737)	—	(23,347,737)
Total Centrally Cleared Swap Contracts	$—	$(22,875,117)	$—	$(22,875,117)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-253

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia—2.7%
APA Group	837,022	$6,637,643
carsales.com, Ltd.	299,818	4,622,330
Macquarie Group, Ltd.	122,007	18,353,347
Seek, Ltd.	263,662	5,801,662
Woodside Petroleum, Ltd.	470,966	11,236,923

		46,651,905

Canada—2.2%
Constellation Software, Inc.	10,251	17,523,007
Ritchie Bros Auctioneers, Inc.	145,833	8,613,613
TC Energy Corp. (a)	206,358	11,638,846

		37,775,466

China—3.8%
China Resources Gas Group, Ltd.	1,606,424	6,794,280
ESR Cayman, Ltd. (b)	3,045,800	9,429,199
JD.com, Inc. - Class A (b)	15,600	456,890
NetEase, Inc. (ADR)	214,957	19,279,493
Prosus NV (b)	92,477	4,895,487
Tencent Holdings, Ltd.	295,300	13,930,892
Yum China Holdings, Inc.	272,513	11,320,190

		66,106,431

Denmark—4.0%
Novo Nordisk A/S - Class B	556,021	61,577,477
Orsted A/S	59,222	7,457,335

		69,034,812

France—5.3%
BNP Paribas S.A. (a)	417,068	23,746,702
Danone S.A.	182,940	10,077,776
Legrand S.A.	199,469	18,962,914
LVMH Moet Hennessy Louis Vuitton SE	55,002	39,165,246

		91,952,638

Germany—7.3%
Adidas AG	83,422	19,480,395
Bayer AG	185,257	12,674,766
Continental AG (b)	91,814	6,622,646
E.ON SE	786,006	9,141,004
GEA Group AG	372,167	15,376,632
Grand City Properties S.A. (a)	612,078	12,251,868
LEG Immobilien SE	174,585	19,937,958
MTU Aero Engines AG	61,775	14,353,207
Symrise AG	140,625	16,882,430

		126,720,906

Greece—0.4%
Hellenic Telecommunications Organization S.A.	416,564	7,536,523

Hong Kong—4.0%
AIA Group, Ltd.	2,323,428	24,324,974
CLP Holdings, Ltd. (a)	942,000	9,179,678
Hong Kong Exchanges & Clearing, Ltd.	360,100	16,970,423

Hong Kong—(Continued)
Techtronic Industries Co., Ltd.	1,151,500	18,550,418

		69,025,493

India—0.8%
HDFC Bank, Ltd.	704,243	13,589,252

Ireland—0.8%
Flutter Entertainment plc (b)	51,456	5,955,883
Ryanair Holdings plc (ADR) (b)	78,985	6,881,173

		12,837,056

Italy—1.0%
Eni S.p.A.	1,197,063	17,550,242

Japan—18.8%
Bridgestone Corp.	236,900	9,168,373
Daikin Industries, Ltd.	120,800	21,994,648
Fujitsu, Ltd.	132,100	19,693,764
Hitachi, Ltd.	580,400	29,082,959
Idemitsu Kosan Co., Ltd. (a)	377,500	10,414,765
Kansai Paint Co., Ltd. (a)	362,000	5,816,184
Kao Corp.	216,800	8,900,017
KDDI Corp. (a)	540,100	17,740,285
Kirin Holdings Co., Ltd.	591,000	8,838,830
Koito Manufacturing Co., Ltd.	290,000	11,740,423
Kubota Corp.	1,030,200	19,314,168
Kyocera Corp.	179,100	10,066,980
Kyowa Kirin Co., Ltd.	702,100	16,288,962
Mitsubishi UFJ Financial Group, Inc. (a)	1,278,600	7,936,493
Nitto Denko Corp. (a)	202,300	14,498,298
Nomura Research Institute, Ltd.	506,200	16,555,395
Persol Holdings Co., Ltd. (a)	288,400	6,464,652
Santen Pharmaceutical Co., Ltd.	1,205,400	12,066,647
Secom Co., Ltd.	55,100	3,992,363
SMC Corp.	40,900	22,843,193
SoftBank Group Corp.	224,100	10,079,373
Sugi Holdings Co., Ltd.	86,700	4,290,480
Terumo Corp.	312,200	9,455,211
Toyota Industries Corp.	204,100	14,048,200
Yamaha Corp. (a)	154,800	6,750,524
ZOZO, Inc. (a)	246,000	6,535,303

		324,576,490

Netherlands—4.7%
Akzo Nobel NV	173,370	14,895,281
ASML Holding NV	8,428	5,621,471
Euronext NV	241,957	21,970,685
Koninklijke Philips NV	492,084	15,054,320
NXP Semiconductors NV	63,870	11,821,060
Wolters Kluwer NV	117,246	12,480,777

		81,843,594

Portugal—1.0%
Galp Energia SGPS S.A.	1,297,288	16,417,051

BHFTI-254

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—1.5%
NAVER Corp.	38,288	$10,706,215
Samsung Electronics Co., Ltd.	273,194	15,606,929

		26,313,144

Spain—2.4%
Amadeus IT Group S.A. (b)	219,303	14,284,521
Cellnex Telecom S.A.	226,488	10,856,033
Iberdrola S.A. (a)	1,553,064	16,904,093

		42,044,647

Switzerland—14.4%
Cie Financiere Richemont S.A. - Class A	129,704	16,452,758
Glencore plc (b)	3,466,477	22,527,834
Julius Baer Group, Ltd.	233,750	13,559,073
Nestle S.A.	434,423	56,397,147
Roche Holding AG	158,972	62,869,501
Schindler Holding AG (Participation Certificate)	60,730	12,947,816
Sika AG	59,616	19,640,894
UBS Group AG	1,296,313	25,326,071
Zurich Insurance Group AG	40,232	19,835,527

		249,556,621

Taiwan—1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	876,468	18,120,480

Thailand—0.5%
Advanced Info Service PCL (NVDR)	1,122,400	7,865,239

United Kingdom—14.4%
Barclays plc	6,944,815	13,491,062
Beazley plc (b)	1,313,547	7,215,663
British American Tobacco plc	601,018	25,138,413
Burberry Group plc	215,619	4,708,501
Capricorn Energy plc (a) (b)	2,560,721	7,388,849
ConvaTec Group plc	3,161,103	8,903,409
Croda International plc	190,377	19,565,432
Diageo plc	515,442	26,052,084
Hiscox, Ltd.	611,373	7,881,922
Linde plc (a)	139,285	44,883,331
London Stock Exchange Group plc	244,276	25,520,905
NatWest Group plc	7,743,546	21,788,917
Ocado Group plc (b)	192,190	2,937,760
Reckitt Benckiser Group plc	240,442	18,378,662
Weir Group plc (The)	412,478	8,814,977
Whitbread plc (b)	172,647	6,424,714

		249,094,601

United States—7.6%
Aon plc - Class A	108,317	35,271,265
Cadence Design Systems, Inc. (b)	81,392	13,385,728
QIAGEN NV (b)	417,869	20,511,427
Schneider Electric SE	277,254	46,289,342
Visa, Inc. - Class A	74,048	16,421,625

		131,879,387

Total Common Stocks (Cost $1,374,693,531)		1,706,491,978

Warrants—0.0%
Security Description	Shares/ Principal Amount*	Value

Switzerland—0.0%
Cie Financiere Richemont S.A. Expires 11/22/23 (b) (Cost $0)	298,538	$235,845

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $17,475,488; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/25, with a market value of $17,825,025.	17,475,488	17,475,488

Total Short-Term Investments (Cost $17,475,488)		17,475,488

Securities Lending Reinvestments (c)—2.5%

Repurchase Agreements—1.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $5,405,851; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $5,513,931.	5,405,815	5,405,815
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $5,000,040; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,200,010; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $200,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $204,114.	200,000	200,000

BHFTI-255

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $250,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $276,450.	250,000	$250,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $1,500,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,665,565.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $2,100,021; collateralized by various Common Stock with an aggregate market value of $2,333,526.	2,100,000	2,100,000
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $1,200,012; collateralized by various Common Stock with an aggregate market value of $1,333,444.	1,200,000	1,200,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $3,000,034; collateralized by various Common Stock with an aggregate market value of $3,333,869.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $700,057; collateralized by various Common Stock with an aggregate market value of $777,903.	700,000	700,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $4,000,044; collateralized by various Common Stock with an aggregate market value of $4,632,753.	4,000,000	4,000,000

		29,555,815

Time Deposits—0.3%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	1,000,000	1,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Rabobank (New York) 0.310%, 04/01/22	1,000,000	1,000,000
Skandi (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Svenska (NY) 0.260%, 04/01/22	1,000,000	1,000,000

		5,000,000

Mutual Funds—0.5%
Allspring Government Money Market Fund, Select Class 0.180% (d)	500,000	500,000
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (d)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.160% (d)	700,000	700,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (d)	4,000,000	4,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (d)	1,000,000	1,000,000

		7,200,000

Total Securities Lending Reinvestments (Cost $41,755,815)		41,755,815

Total Investments—102.2% (Cost $1,433,924,834)		1,765,959,126
Other assets and liabilities (net)—(2.2)%		(37,199,532)

Net Assets—100.0%		$1,728,759,594

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $68,184,249 and the collateral received consisted of cash in the amount of $41,755,815 and non-cash collateral with a value of $30,651,280. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Pharmaceuticals	9.6
Chemicals	7.9
Capital Markets	7.0
Machinery	6.5
Insurance	5.5
Banks	4.7
Textiles, Apparel & Luxury Goods	4.6
Oil, Gas & Consumable Fuels	4.3
IT Services	3.9
Food Products	3.8

Glossary of Abbreviations

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt

BHFTI-256

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$46,651,905	$—	$46,651,905
Canada	37,775,466	—	—	37,775,466
China	30,599,683	35,506,748	—	66,106,431
Denmark	—	69,034,812	—	69,034,812
France	—	91,952,638	—	91,952,638
Germany	—	126,720,906	—	126,720,906
Greece	—	7,536,523	—	7,536,523
Hong Kong	—	69,025,493	—	69,025,493
India	—	13,589,252	—	13,589,252
Ireland	6,881,173	5,955,883	—	12,837,056
Italy	—	17,550,242	—	17,550,242
Japan	—	324,576,490	—	324,576,490
Netherlands	11,821,060	70,022,534	—	81,843,594
Portugal	—	16,417,051	—	16,417,051
South Korea	—	26,313,144	—	26,313,144
Spain	—	42,044,647	—	42,044,647
Switzerland	—	249,556,621	—	249,556,621
Taiwan	—	18,120,480	—	18,120,480
Thailand	7,865,239	—	—	7,865,239
United Kingdom	—	249,094,601	—	249,094,601
United States	65,078,618	66,800,769	—	131,879,387
Total Common Stocks	160,021,239	1,546,470,739	—	1,706,491,978
Total Warrants*	235,845	—	—	235,845
Total Short-Term Investment*	—	17,475,488	—	17,475,488
Securities Lending Reinvestments
Repurchase Agreements	—	29,555,815	—	29,555,815
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	7,200,000	—	—	7,200,000
Total Securities Lending Reinvestments	7,200,000	34,555,815	—	41,755,815
Total Investments	$167,457,084	$1,598,502,042	$—	$1,765,959,126

Collateral for Securities Loaned (Liability)	$—	$(41,755,815)	$—	$(41,755,815)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-257

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—94.6% of Net Assets

Security Description	Shares	Value

Biotechnology—0.4%
Intellia Therapeutics, Inc. (a) (b)	85,822	$6,236,685

Capital Markets—1.4%
Coinbase Global, Inc. - Class A (a)	116,949	22,203,937

Chemicals—0.2%
Ginkgo Bioworks Holdings, Inc. (a) (b)	933,915	3,763,677

Commercial Services & Supplies—0.3%
Aurora Innovation, Inc. (a)	813,259	4,546,118

Consumer Finance—2.2%
Upstart Holdings, Inc. (a) (b)	309,548	33,768,591

Entertainment—3.6%
ROBLOX Corp. - Class A (a)	1,209,316	55,918,772

Health Care Providers & Services—4.3%
Agilon Health, Inc. (a) (b)	2,099,732	53,228,206
Guardant Health, Inc. (a) (b)	199,317	13,202,758

		66,430,964

Health Care Technology—8.9%
Doximity, Inc. - Class A (a) (b)	972,291	50,646,638
GoodRx Holdings, Inc. - Class A (a) (b)	2,139,832	41,362,953
Veeva Systems, Inc. - Class A (a)	213,206	45,297,747

		137,307,338

Interactive Media & Services—6.7%
Twitter, Inc. (a) (b)	999,274	38,661,911
ZoomInfo Technologies, Inc. - Class A (a)	1,079,401	64,483,416

		103,145,327

Internet & Direct Marketing Retail—10.9%
Chewy, Inc. - Class A (a) (b)	949,487	38,720,080
DoorDash, Inc. - Class A (a) (b)	693,282	81,245,718
Farfetch, Ltd. - Class A (a) (b)	835,269	12,629,267
Wayfair, Inc. - Class A (a) (b)	331,367	36,708,836

		169,303,901

IT Services—23.8%
Affirm Holdings, Inc. (a) (b)	1,504,961	69,649,595
Cloudflare, Inc. - Class A (a) (b)	1,086,307	130,030,948
MongoDB, Inc. (a) (b)	231,263	102,585,954
Okta, Inc. (a)	433,715	65,473,617

		367,740,114

Leisure Products—2.3%
Peloton Interactive, Inc. - Class A (a) (b)	1,339,178	35,381,083

Life Sciences Tools & Services—1.4%
10X Genomics, Inc. - Class A (a) (b)	292,704	22,265,993

Pharmaceuticals—3.8%
Royalty Pharma plc - Class A (b)	1,526,418	59,469,245

Real Estate Management & Development—0.3%
Redfin Corp. (a) (b)	218,549	3,942,624

Road & Rail—0.8%
Grab Holdings, Ltd. - Class A (a) (b)	3,647,106	12,764,871

Software—20.5%
Bill.com Holdings, Inc. (a) (b)	339,522	77,000,195
Cipher Mining, Inc. (a) (b)	1,260,988	4,589,996
Confluent, Inc. - Class A (a) (b)	362,897	14,878,777
Datadog, Inc. - Class A (a) (b)	477,703	72,357,674
MicroStrategy, Inc. - Class A (a) (b)	16,184	7,870,603
Qualtrics International, Inc. - Class A (a) (b)	259,766	7,416,319
Trade Desk, Inc. (The) - Class A (a) (b)	1,072,621	74,279,004
UiPath, Inc. - Class A (a) (b)	205,446	4,435,579
Unity Software, Inc. (a)	543,234	53,894,245

		316,722,392

Special Purpose Acquisition Companies - 0.3%
Social Capital Suvretta Holding Corp. III † (a) (c)	497,653	4,425,130

Specialty Retail—2.5%
Carvana Co. (a) (b)	329,832	39,345,659

Total Common Stocks (Cost $1,708,550,153)		1,464,682,421

Convertible Preferred Stock—0.8%

Software—0.8%
Databricks, Inc. - Series H † (a) (c) (d) (Cost $16,889,079)	76,611	12,708,233

Warrants—0.0%

Chemicals—0.0%
Ginkgo Bioworks Holding, Inc., Expires 08/01/26 (a) (Cost $348,553)	104,671	92,142

Escrow Shares—0.0%

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable † (a) (c) (d) (Cost $0)	60,812	24,933

Short-Term Investment—5.1%

Repurchase Agreement—5.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $78,593,720; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/25, with a market value of $80,165,609.	78,593,720	78,593,720

Total Short-Term Investments (Cost $78,593,720)		78,593,720

BHFTI-258

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (e)—27.7%

Security Description	Principal Amount*	Value

Certificates of Deposit—10.6%
Bank of Montreal 0.300%, 06/02/22	12,000,000	$11,991,192
Bank of Nova Scotia 0.320%, 06/07/22	10,000,000	9,991,840
0.400%, SOFR + 0.130%, 07/07/22 (f)	3,000,000	3,000,000
0.520%, SOFR + 0.250%, 02/17/23 (f)	4,000,000	3,991,110
Barclays Bank plc 0.180%, 04/07/22	20,000,000	19,999,260
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (f)	5,000,000	4,992,960
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (f)	5,000,000	4,992,576
Credit Agricole S.A. 0.590%, 05/24/22	5,000,000	4,999,400
Credit Industriel et Commercial Zero Coupon, 04/14/22	15,000,000	14,997,450
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (f)	3,000,000	2,994,465
Credit Suisse Group AG 0.830%, 06/03/22	12,000,000	12,002,208
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (f)	10,000,000	9,987,260
Mizuho Bank, Ltd. 0.250%, 05/05/22	5,000,000	4,998,455
National Australia Bank, Ltd. Zero Coupon, 04/25/22	5,000,000	4,998,200
Natixis S.A. (New York) 0.330%, 06/09/22	2,000,000	1,998,308
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	2,500,000	2,499,575
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (f)	16,000,000	15,962,592
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (f)	7,000,000	6,994,283
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (f)	5,000,000	4,995,115
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 04/19/22	7,000,000	6,998,250
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (f)	10,000,000	9,968,730

		163,353,229

Commercial Paper—0.6%
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (f)	5,000,000	4,996,155
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	5,000,000	4,998,100

		9,994,255

Repurchase Agreements—13.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $10,000,067; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $10,200,000.	10,000,000	10,000,000

Repurchase Agreements —(Continued)
BofA Securities, Inc.
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $4,001,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $4,233,678.	4,000,000	$4,000,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $6,003,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $6,311,342.	6,000,000	6,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $2,001,206; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $2,040,269.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $15,009,042; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $16,050,914.	15,000,000	15,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $4,600,038; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $4,692,001.	4,600,000	4,600,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $16,783,122; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $17,118,772.	16,783,000	16,783,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $1,400,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $1,428,796.	1,400,000	1,400,000
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $28,701,786; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $29,290,327.	28,700,000	28,700,000

BHFTI-259

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $40,003,500; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $44,231,948.	40,000,000	$40,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $7,000,086; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $7,772,636.	7,000,000	7,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $6,700,632; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $7,439,523.	6,700,000	6,700,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/22 at 0.320%, due on 05/05/22 with a maturity value of $10,005,542; collateralized by various Common Stock with an aggregate market value of $11,111,287.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $10,000,083; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 04/30/22 - 02/15/49, and an aggregate market value of $10,200,767.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $10,000,100; collateralized by various Common Stock with an aggregate market value of $11,112,029.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $1,800,019; collateralized by various Common Stock with an aggregate market value of $2,000,165.	1,800,000	1,800,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $15,000,171; collateralized by various Common Stock with an aggregate market value of $16,669,346.	15,000,000	15,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $9,200,751; collateralized by various Common Stock with an aggregate market value of $10,223,865.	9,200,000	9,200,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $3,000,033; collateralized by various Common Stock with an aggregate market value of $3,474,565.	3,000,000	3,000,000

		201,183,000

Time Deposits—3.2%
Australia New Zealand Banking Group, Ltd 0.310%, 04/01/22	10,000,000	10,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	10,000,000	10,000,000
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	4,000,000	4,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (f)	15,000,000	15,000,000
Skandi (NY) 0.300%, 04/01/22	10,000,000	10,000,000

		49,000,000

Mutual Funds—0.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (g)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $428,679,915)		428,530,484

Total Purchased Options—0.1% (h) (Cost $7,548,849)		837,186
Total Investments—128.3% (Cost $2,240,610,269)		1,985,469,119
Other assets and liabilities (net)—(28.3)%		(437,891,094)

Net Assets—100.0%		$1,547,578,025

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $17,158,296 which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $470,596,553 and the collateral received consisted of cash in the amount of $428,651,954 and non-cash collateral with a value of $63,961,359. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 1.1% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset-

BHFTI-260

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. Series H	08/31/21	76,611	$16,889,079	$12,708,233
Flipkart Escrow Receivable	08/20/18	60,812	—	24,933
Social Capital Suvretta Holding Corp. III	01/18/22	497,653	4,976,530	4,425,130

				$17,158,296

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.275	JPMC	07/22/22	537,625,611	USD	537,625,611	$2,504,712	$130,105	$(2,374,607)
USD Call/CNH Put	CNH	7.375	JPMC	07/27/22	154,567,411	USD	154,567,411	819,980	33,387	(786,593)
USD Call/CNH Put	CNH	7.310	JPMC	08/05/22	240,447,105	USD	240,447,105	1,633,117	71,894	(1,561,223)
USD Call/CNH Put	CNH	7.270	GSI	11/10/22	539,730,955	USD	539,730,955	2,591,040	601,800	(1,989,240)

Totals								$7,548,849	$837,186	$(6,711,663)

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-261

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$6,236,685	$—	$—	$6,236,685
Capital Markets	22,203,937	—	—	22,203,937
Chemicals	3,763,677	—	—	3,763,677
Commercial Services & Supplies	4,546,118	—	—	4,546,118
Consumer Finance	33,768,591	—	—	33,768,591
Entertainment	55,918,772	—	—	55,918,772
Health Care Providers & Services	66,430,964	—	—	66,430,964
Health Care Technology	137,307,338	—	—	137,307,338
Interactive Media & Services	103,145,327	—	—	103,145,327
Internet & Direct Marketing Retail	169,303,901	—	—	169,303,901
IT Services	367,740,114	—	—	367,740,114
Leisure Products	35,381,083	—	—	35,381,083
Life Sciences Tools & Services	22,265,993	—	—	22,265,993
Pharmaceuticals	59,469,245	—	—	59,469,245
Real Estate Management & Development	3,942,624	—	—	3,942,624
Road & Rail	12,764,871	—	—	12,764,871
Software	316,722,392	—	—	316,722,392
Special Purpose Acquisition Companies	—	4,425,130	—	4,425,130
Specialty Retail	39,345,659	—	—	39,345,659
Total Common Stocks	1,460,257,291	4,425,130	—	1,464,682,421
Total Convertible Preferred Stock*	—	—	12,708,233	12,708,233
Total Warrants*	92,142	—	—	92,142
Total Escrow Shares*	—	—	24,933	24,933
Total Short-Term Investment*	—	78,593,720	—	78,593,720
Securities Lending Reinvestments
Certificates of Deposit	—	163,353,229	—	163,353,229
Commercial Paper	—	9,994,255	—	9,994,255
Repurchase Agreements	—	201,183,000	—	201,183,000
Time Deposits	—	49,000,000	—	49,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	423,530,484	—	428,530,484
Total Purchased Options at Value	—	837,186	—	837,186
Total Investments	$1,465,349,433	$507,386,520	$12,733,166	$1,985,469,119

Collateral for Securities Loaned (Liability)	$—	$(428,651,954)	$—	$(428,651,954)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTI-262

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—24.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—24.7%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (a)	8,147,451	$11,153,118
French Republic Government Bond OAT 3.400%, 07/25/29 (EUR) (a)	8,733,335	13,727,669
Italy Buoni Poliennali Del Tesoro 1.250%, 09/15/32 (144A) (EUR) (a)	4,783,130	6,232,400
2.600%, 09/15/23 (144A) (EUR) (a)	1,759,422	2,168,829
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (a)	11,371,420	24,387,132

Total Foreign Government (Cost $58,300,591)		57,669,148

Common Stocks—22.0%

Aerospace & Defense—0.2%
Boeing Co. (The) (b)	188	36,002
CAE, Inc. (b)	1,347	35,061
Elbit Systems, Ltd.	165	36,121
Howmet Aerospace, Inc.	1,125	40,432
Huntington Ingalls Industries, Inc.	246	49,062
Lockheed Martin Corp.	59	26,043
MTU Aero Engines AG	22	5,112
Northrop Grumman Corp.	68	30,411
Raytheon Technologies Corp.	372	36,854
Rolls-Royce Holdings plc (b)	3,891	5,116
Safran S.A.	66	7,757
Textron, Inc.	698	51,917
TransDigm Group, Inc. (b)	62	40,395

		400,283

Air Freight & Logistics—0.0%
DSV A/S	67	12,812
Expeditors International of Washington, Inc.	329	33,940
FedEx Corp.	223	51,600
InPost S.A. (b)	821	5,160
Yamato Holdings Co., Ltd.	600	11,232

		114,744

Airlines—0.1%
Air Canada (b)	1,039	20,154
Alaska Air Group, Inc. (b)	779	45,190
ANA Holdings, Inc. (b)	1,300	27,141
Delta Air Lines, Inc. (b)	1,034	40,915
Southwest Airlines Co. (b)	1,116	51,113

		184,513

Auto Components—0.1%
Aptiv plc (b)	334	39,983
Bridgestone Corp.	600	23,221
Denso Corp.	300	19,143
Magna International, Inc.	373	23,947
Stanley Electric Co., Ltd.	600	11,331
Sumitomo Electric Industries, Ltd.	900	10,704

		128,329

Automobiles—0.1%
Bayerische Motoren Werke AG	200	17,323
Ferrari NV	293	64,074
General Motors Co. (b)	969	42,384
Honda Motor Co., Ltd.	400	11,367
Isuzu Motors, Ltd.	800	10,335
Renault S.A. (b)	537	14,037
Stellantis NV (Milan-Traded Shares)	854	13,849
Subaru Corp.	900	14,297
Toyota Motor Corp.	1,100	19,705

		207,371

Banks—0.5%
ABN AMRO Bank NV	1,431	18,307
Banco Bilbao Vizcaya Argentaria S.A.	6,263	35,810
Banco Santander S.A.	2,376	8,062
Bank Leumi Le-Israel B.M.	2,343	25,152
Bank of America Corp.	695	28,648
Bank of Montreal	294	34,596
Bank of Nova Scotia (The)	409	29,314
CaixaBank S.A.	2,479	8,355
Canadian Imperial Bank of Commerce	295	35,809
Chiba Bank, Ltd. (The)	1,300	7,663
Citigroup, Inc.	556	29,690
Citizens Financial Group, Inc.	656	29,736
Comerica, Inc.	439	39,699
Commonwealth Bank of Australia	215	16,882
Credit Agricole S.A.	3,676	43,918
Danske Bank A/S	833	13,767
Fifth Third Bancorp	693	29,827
Hang Seng Bank, Ltd.	800	15,388
HSBC Holdings plc (Hong Kong-Traded Shares)	6,711	45,984
Huntington Bancshares, Inc.	1,176	17,193
ING Groep NV	1,346	14,067
Israel Discount Bank, Ltd. - Class A	1,713	10,644
Japan Post Bank Co., Ltd.	2,200	17,719
KeyCorp	1,042	23,320
Mitsubishi UFJ Financial Group, Inc.	3,700	22,966
Mizrahi Tefahot Bank, Ltd.	747	29,058
Mizuho Financial Group, Inc.	1,950	24,960
People’s United Financial, Inc.	2,608	52,134
Raiffeisen Bank International AG	458	6,474
Regions Financial Corp.	748	16,650
Resona Holdings, Inc.	7,900	33,830
Shizuoka Bank, Ltd. (The)	1,700	12,006
Signature Bank	101	29,642
Skandinaviska Enskilda Banken AB - Class A	1,128	12,214
Sumitomo Mitsui Financial Group, Inc.	900	28,723
Sumitomo Mitsui Trust Holdings, Inc.	1,400	45,737
SVB Financial Group (b)	28	15,665
Toronto-Dominion Bank (The)	524	41,575
Truist Financial Corp.	478	27,103
U.S. Bancorp	317	16,848
Wells Fargo & Co.	886	42,936
Zions Bancorp N.A.	733	48,055

		1,086,126

BHFTI-263

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—0.5%
Anheuser-Busch InBev S.A.	867	$52,002
Asahi Group Holdings, Ltd.	1,200	43,564
Brown-Forman Corp. - Class B	1,501	100,597
Budweiser Brewing Co. APAC, Ltd.	1,800	4,777
Carlsberg AS - Class B	492	60,070
Coca-Cola Co. (The)	2,050	127,100
Coca-Cola Europacific Partners plc	472	22,944
Coca-Cola HBC AG	2,044	42,626
Constellation Brands, Inc. - Class A	385	88,673
Davide Campari-Milano NV	2,465	28,673
Diageo plc	846	42,760
Heineken Holding NV	193	15,105
Heineken NV	157	14,968
Ito En, Ltd.	1,300	63,785
Kirin Holdings Co., Ltd.	900	13,460
Molson Coors Beverage Co. - Class B	1,770	94,483
Monster Beverage Corp. (b)	1,123	89,728
PepsiCo, Inc.	741	124,029
Pernod Ricard S.A.	78	17,107
Remy Cointreau S.A.	156	32,141
Suntory Beverage & Food, Ltd.	900	34,319
Treasury Wine Estates, Ltd.	3,529	30,229

		1,143,140

Biotechnology—0.2%
AbbVie, Inc.	426	69,059
Amgen, Inc.	302	73,030
Argenx SE (b)	130	40,878
Biogen, Inc. (b)	210	44,226
CSL, Ltd.	131	26,016
Genmab A/S (b)	93	33,690
Gilead Sciences, Inc.	886	52,673
Grifols S.A.	1,405	25,416
Incyte Corp. (b)	756	60,041
Moderna, Inc. (b)	233	40,137
Regeneron Pharmaceuticals, Inc. (b)	72	50,286
Vertex Pharmaceuticals, Inc. (b)	224	58,457

		573,909

Building Products—0.2%
A.O. Smith Corp.	696	44,468
AGC, Inc.	200	7,993
Allegion plc	514	56,427
Assa Abloy AB - Class B	828	22,326
Carrier Global Corp.	960	44,035
Fortune Brands Home & Security, Inc.	757	56,230
Johnson Controls International plc	346	22,687
Kingspan Group plc	374	36,350
Lixil Corp.	2,500	46,523
Masco Corp.	1,554	79,254
Rockwool International A/S - B Shares	29	9,578
TOTO, Ltd.	400	16,067
Trane Technologies plc	162	24,737
Xinyi Glass Holdings, Ltd.	10,000	24,023

		490,698

Capital Markets—0.4%
Ameriprise Financial, Inc.	105	31,538
Amundi S.A.	153	10,440
ASX, Ltd.	323	19,606
Bank of New York Mellon Corp. (The)	1,024	50,821
Brookfield Asset Management, Inc. - Class A	582	32,905
Cboe Global Markets, Inc.	356	40,733
CME Group, Inc.	61	14,509
Credit Suisse Group AG	2,008	15,843
Daiwa Securities Group, Inc.	3,000	16,987
Deutsche Boerse AG	142	25,509
EQT AB	362	14,176
Franklin Resources, Inc.	1,223	34,146
Goldman Sachs Group, Inc. (The)	183	60,408
Hargreaves Lansdown plc	2,100	27,668
Intercontinental Exchange, Inc.	152	20,082
Japan Exchange Group, Inc.	2,400	44,719
London Stock Exchange Group plc	387	40,432
MarketAxess Holdings, Inc.	114	38,783
Moody’s Corp.	68	22,944
Morgan Stanley	307	26,832
MSCI, Inc.	84	42,242
Nomura Holdings, Inc.	1,300	5,448
Northern Trust Corp.	175	20,379
Raymond James Financial, Inc.	276	30,335
S&P Global, Inc.	75	30,763
Singapore Exchange, Ltd.	2,400	17,600
St. James’s Place plc	3,307	62,352
State Street Corp.	409	35,632
T. Rowe Price Group, Inc.	106	16,026
TMX Group, Ltd.	572	58,831
UBS Group AG	1,081	21,119

		929,808

Chemicals—0.9%
Air Liquide S.A.	102	17,844
Air Products & Chemicals, Inc.	346	86,469
Akzo Nobel NV	262	22,510
Albemarle Corp.	313	69,220
Arkema S.A.	111	13,243
Celanese Corp.	553	79,007
CF Industries Holdings, Inc.	1,019	105,018
Chr Hansen Holding A/S	1,745	128,235
Clariant AG	402	6,961
Corteva, Inc.	2,651	152,380
Covestro AG	1,079	54,520
Croda International plc	383	39,362
Dow, Inc.	1,329	84,684
DuPont de Nemours, Inc.	947	69,680
Eastman Chemical Co.	621	69,589
Ecolab, Inc.	467	82,454
EMS-Chemie Holding AG	17	16,446
FMC Corp.	862	113,413
Givaudan S.A.	8	32,932
International Flavors & Fragrances, Inc.	640	84,051
Johnson Matthey plc	2,766	67,778
JSR Corp.	200	5,897

BHFTI-264

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
LANXESS AG	1,357	$60,013
Linde plc	132	42,165
LyondellBasell Industries NV - Class A	727	74,750
Mitsubishi Chemical Holdings Corp.	2,600	17,300
Mitsui Chemicals, Inc.	500	12,595
Mosaic Co. (The)	1,550	103,075
Nippon Paint Holdings Co., Ltd.	1,775	15,576
Nippon Sanso Holdings Corp.	800	15,201
Nissan Chemical Corp.	300	17,607
Novozymes A/S - B Shares	354	24,228
Nutrien, Ltd.	331	34,213
Orica, Ltd.	5,117	60,598
PPG Industries, Inc.	292	38,272
Sherwin-Williams Co. (The)	367	91,611
Sika AG	62	20,426
Solvay S.A.	129	12,701
Sumitomo Chemical Co., Ltd.	4,000	18,336
Symrise AG	201	24,131
Toray Industries, Inc.	2,200	11,467
Tosoh Corp.	1,000	14,788
Umicore S.A.	1,310	56,588
Yara International ASA	278	13,863

		2,181,197

Commercial Services & Supplies—0.1%
Brambles, Ltd.	1,541	11,363
Copart, Inc. (b)	403	50,564
GFL Environmental, Inc.	1,096	35,646
Rentokil Initial plc	1,860	12,811
Republic Services, Inc.	273	36,173
Ritchie Bros Auctioneers, Inc.	246	14,530
Rollins, Inc.	2,171	76,094
Sohgo Security Services Co., Ltd.	1,000	32,656
Waste Management, Inc.	145	22,983

		292,820

Communications Equipment—0.1%
Arista Networks, Inc. (b)	216	30,020
Cisco Systems, Inc.	486	27,100
F5, Inc. (b)	138	28,835
Juniper Networks, Inc.	721	26,792
Motorola Solutions, Inc.	214	51,831
Nokia Oyj (b)	3,722	20,489
Telefonaktiebolaget LM Ericsson - B Shares	2,475	22,646

		207,713

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	414	11,129
Ferrovial S.A.	334	8,842
Quanta Services, Inc.	222	29,217
Vinci S.A.	59	6,032
WSP Global, Inc.	574	76,177

		131,397

Construction Materials—0.1%
CRH plc	482	19,299
HeidelbergCement AG	232	13,268
Holcim, Ltd. (b)	321	15,672
James Hardie Industries plc	309	9,299
Martin Marietta Materials, Inc.	198	76,208
Vulcan Materials Co.	421	77,338

		211,084

Consumer Finance—0.0%
American Express Co.	263	49,181
Synchrony Financial	935	32,547

		81,728

Containers & Packaging—0.3%
AMCOR plc	10,374	117,537
Avery Dennison Corp.	465	80,896
Ball Corp.	1,083	97,470
International Paper Co.	1,966	90,731
Packaging Corp. of America	636	99,286
Sealed Air Corp.	1,184	79,280
Smurfit Kappa Group plc	619	27,436
WestRock Co.	1,824	85,783

		678,419

Distributors—0.0%
LKQ Corp.	784	35,601
Pool Corp.	123	52,011

		87,612

Diversified Consumer Services—0.0%
IDP Education, Ltd.	794	18,518

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (b)	69	24,351
Groupe Bruxelles Lambert S.A.	151	15,659
Investor AB - B Shares	1,384	30,055
L E Lundbergforetagen AB - B Shares	260	13,208
ORIX Corp.	1,700	33,930
Sofina S.A.	53	19,220
Wendel S.E.	163	16,585

		153,008

Diversified Telecommunication Services—1.0%
AT&T, Inc.	9,086	214,702
BCE, Inc.	338	18,737
BT Group plc	10,412	24,816
Cellnex Telecom S.A.	268	12,846
Deutsche Telekom AG	1,851	34,571
Elisa Oyj	882	53,158
HKT Trust & HKT, Ltd.	34,000	46,661
Infrastrutture Wireless Italiane S.p.A.	1,470	16,485
Koninklijke KPN NV	40,371	140,209
Lumen Technologies, Inc.	15,366	173,175
Nippon Telegraph & Telephone Corp.	2,100	61,019
Orange S.A.	5,945	70,298
Proximus SADP	4,598	85,578

BHFTI-265

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Singapore Telecommunications, Ltd.	176,900	$343,566
Spark New Zealand, Ltd.	2,550	8,079
Swisscom AG	857	514,533
Telecom Italia S.p.A.	14,841	5,450
Telefonica Deutschland Holding AG	30,692	83,831
Telia Co. AB	54,042	216,417
Telstra Corp., Ltd.	9,028	26,625
TELUS Corp.	771	20,142
United Internet AG	686	23,593
Verizon Communications, Inc.	3,403	173,349

		2,367,840

Electric Utilities—2.1%
Alliant Energy Corp.	1,779	111,152
American Electric Power Co., Inc.	1,792	178,788
Chubu Electric Power Co., Inc.	21,800	225,862
CK Infrastructure Holdings, Ltd.	37,165	248,686
CLP Holdings, Ltd.	46,500	453,137
Constellation Energy Corp.	2,520	141,750
Duke Energy Corp.	1,972	220,194
Edison International	2,640	185,064
Electricite de France S.A.	13,261	124,936
Elia Group S.A.	177	27,016
Enel S.p.A.	1,003	6,698
Entergy Corp.	1,532	178,861
Evergy, Inc.	2,308	157,729
Eversource Energy	2,269	200,103
Exelon Corp.	1,499	71,397
FirstEnergy Corp.	2,922	134,003
HK Electric Investments & HK Electric Investments, Ltd.	155,000	151,308
Iberdrola S.A.	1,060	11,537
Kansai Electric Power Co., Inc. (The)	33,600	317,009
NextEra Energy, Inc.	2,438	206,523
NRG Energy, Inc.	2,776	106,487
Origin Energy, Ltd.	2,287	10,583
Pinnacle West Capital Corp.	2,899	226,412
Power Assets Holdings, Ltd.	47,000	306,146
PPL Corp.	6,937	198,121
Red Electrica Corp. S.A.	687	14,109
Southern Co. (The)	2,379	172,501
SSE plc	1,792	41,032
Terna - Rete Elettrica Nazionale	947	8,145
Tokyo Electric Power Co. Holdings, Inc. (b)	50,300	166,300
Verbund AG	98	10,319
Xcel Energy, Inc.	2,902	209,437

		4,821,345

Electrical Equipment—0.1%
ABB, Ltd.	881	28,503
Ballard Power Systems, Inc. (b)	4,465	51,966
Eaton Corp. plc	459	69,658
Emerson Electric Co.	316	30,984
Fuji Electric Co., Ltd.	200	9,975
Generac Holdings, Inc. (b)	153	45,481
Nidec Corp.	100	7,923
Rockwell Automation, Inc.	79	22,122
Siemens Gamesa Renewable Energy S.A. (b)	2,070	36,339

		302,951

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. - Class A	478	36,017
CDW Corp.	311	55,635
Corning, Inc.	617	22,774
Halma plc	1,198	39,105
Hamamatsu Photonics KK	500	26,611
Hirose Electric Co., Ltd.	210	30,514
Ibiden Co., Ltd.	300	14,716
IPG Photonics Corp. (b)	328	36,001
Keyence Corp.	52	24,176
Keysight Technologies, Inc. (b)	139	21,958
Kyocera Corp.	1,500	84,313
Murata Manufacturing Co., Ltd.	200	13,221
Omron Corp.	1,200	80,007
TDK Corp.	419	15,128
TE Connectivity, Ltd.	227	29,733
Teledyne Technologies, Inc. (b)	99	46,790
Trimble, Inc. (b)	838	60,453
Yokogawa Electric Corp.	900	15,354
Zebra Technologies Corp. - Class A (b)	98	40,543

		693,049

Energy Equipment & Services—0.1%
Baker Hughes Co.	2,728	99,327
Halliburton Co.	2,128	80,587

		179,914

Entertainment—0.5%
Activision Blizzard, Inc.	1,292	103,502
Bollore S.A.	4,819	25,171
Capcom Co., Ltd.	1,200	29,019
Electronic Arts, Inc.	970	122,715
Embracer Group AB (b)	11,590	97,127
Koei Tecmo Holdings Co., Ltd.	680	22,237
Konami Holdings Corp.	300	18,962
Live Nation Entertainment, Inc. (b)	748	87,995
Netflix, Inc. (b)	211	79,038
Nexon Co., Ltd.	2,100	50,252
Nintendo Co., Ltd.	41	20,687
Sea, Ltd. (ADR) (b)	1,729	207,117
Square Enix Holdings Co., Ltd.	400	17,707
Take-Two Interactive Software, Inc. (b)	625	96,087
Toho Co., Ltd.	800	30,247
UBISOFT Entertainment S.A. (b)	539	23,729
Universal Music Group NV	1,869	49,617
Walt Disney Co. (The) (b)	623	85,451

		1,166,660

Equity Real Estate Investment Trusts—0.4%
Alexandria Real Estate Equities, Inc.	98	19,723
Ascendas Real Estate Investment Trust	3,400	7,332
AvalonBay Communities, Inc.	54	13,412
Canadian Apartment Properties	312	13,389
CapitaLand Integrated Commercial Trust	5,900	9,771
Covivio	175	13,884
Crown Castle International Corp.	344	63,502
Daiwa House REIT Investment Corp.	9	24,218

BHFTI-266

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Digital Realty Trust, Inc.	264	$37,435
Duke Realty Corp.	947	54,983
Equity Residential	429	38,576
Essex Property Trust, Inc.	49	16,929
Extra Space Storage, Inc.	190	39,064
Federal Realty Investment Trust	179	21,851
Gecina S.A.	100	12,582
GLP J-REIT	8	12,177
Goodman Group	537	9,121
Host Hotels & Resorts, Inc.	2,275	44,203
Japan Metropolitan Fund Invest	18	15,210
Japan Real Estate Investment Corp.	2	10,480
Kimco Realty Corp.	1,166	28,800
Mid-America Apartment Communities, Inc.	284	59,484
Mirvac Group	7,066	13,081
Nippon Building Fund, Inc.	4	22,715
Nippon Prologis REIT, Inc.	11	32,173
Nomura Real Estate Master Fund, Inc.	7	9,255
Orix JREIT, Inc.	6	8,134
ProLogis, Inc.	203	32,780
Public Storage	108	42,150
Realty Income Corp.	177	12,266
Regency Centers Corp.	217	15,481
Segro plc	723	12,736
Simon Property Group, Inc.	154	20,260
UDR, Inc.	253	14,515
Ventas, Inc.	702	43,356
Vicinity Centres	8,864	12,256
Vornado Realty Trust	825	37,389
Welltower, Inc.	452	43,455
Weyerhaeuser Co.	1,208	45,783

		983,911

Food & Staples Retailing—0.8%
Aeon Co., Ltd.	2,600	55,468
Alimentation Couche-Tard, Inc.	1,224	55,142
Carrefour S.A.	714	15,489
Coles Group, Ltd.	2,396	31,936
Cosmos Pharmaceutical Corp.	239	29,031
Costco Wholesale Corp.	187	107,684
Empire Co., Ltd.	2,456	87,109
Endeavour Group, Ltd.	3,491	18,993
Etablissements Franz Colruyt NV	4,928	204,347
George Weston, Ltd.	405	49,874
HelloFresh SE (b)	1,098	49,615
J Sainsbury plc	19,157	63,434
Jeronimo Martins SGPS S.A.	453	10,852
Kesko Oyj - B Shares	386	10,654
Kobe Bussan Co., Ltd.	600	18,431
Koninklijke Ahold Delhaize NV	3,387	108,879
Kroger Co. (The)	1,859	106,651
Lawson, Inc.	2,200	84,082
Loblaw Cos., Ltd.	972	87,221
Metro, Inc.	1,884	108,445
Ocado Group plc (b)	1,198	18,312
Seven & i Holdings Co., Ltd.	600	28,548

Food & Staples Retailing—(Continued)
Sysco Corp.	1,160	94,714
Tesco plc	18,603	67,256
Tsuruha Holdings, Inc.	259	16,449
Walgreens Boots Alliance, Inc.	2,114	94,644
Walmart, Inc.	809	120,476
Welcia Holdings Co., Ltd.	1,300	31,986
Woolworths Group, Ltd.	3,205	89,019

		1,864,741

Food Products—1.0%
Ajinomoto Co., Inc.	3,100	88,031
Archer-Daniels-Midland Co.	946	85,386
Associated British Foods plc	2,466	53,555
Barry Callebaut AG	20	46,833
Campbell Soup Co.	3,197	142,490
Conagra Brands, Inc.	4,021	134,985
Danone S.A.	252	13,882
General Mills, Inc.	2,449	165,846
Hershey Co. (The)	328	71,055
Hormel Foods Corp.	2,889	148,899
J.M. Smucker Co. (The)	645	87,339
JDE Peet’s NV	768	21,972
Kellogg Co.	2,347	151,358
Kerry Group plc - Class A	1,063	118,773
Kikkoman Corp.	700	46,362
Kraft Heinz Co. (The)	3,776	148,737
Lamb Weston Holdings, Inc.	1,524	91,303
McCormick & Co., Inc.	1,259	125,648
MEIJI Holdings Co., Ltd.	1,900	103,043
Mondelez International, Inc. - Class A	740	46,457
Mowi ASA	808	21,782
Nestle S.A.	477	61,925
Nisshin Seifun Group, Inc.	1,200	16,753
Nissin Foods Holdings Co., Ltd.	500	35,111
Orkla ASA	1,360	12,095
Saputo, Inc.	1,060	25,106
Toyo Suisan Kaisha, Ltd.	2,100	75,097
Tyson Foods, Inc. - Class A	1,075	96,352
WH Group, Ltd.	19,603	12,332
Wilmar International, Ltd.	5,400	18,725
Yakult Honsha Co., Ltd.	1,300	69,387

		2,336,619

Gas Utilities—0.5%
APA Group	2,260	17,922
Atmos Energy Corp.	771	92,127
Enagas S.A.	1,099	24,421
Hong Kong & China Gas Co., Ltd.	257,270	311,198
Osaka Gas Co., Ltd.	14,700	252,370
Tokyo Gas Co., Ltd.	20,200	370,031

		1,068,069

Health Care Equipment & Supplies—0.8%
Abbott Laboratories	483	57,168
ABIOMED, Inc. (b)	169	55,980
Alcon, Inc.	513	40,523

BHFTI-267

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Align Technology, Inc. (b)	90	$39,240
Ambu A/S - Class B	3,689	54,176
Asahi Intecc Co., Ltd.	700	13,697
Becton Dickinson & Co.	118	31,388
BioMerieux	353	37,625
Boston Scientific Corp. (b)	655	29,010
Carl Zeiss Meditec AG	248	40,213
Cochlear, Ltd.	203	33,820
Coloplast A/S - Class B	648	98,141
Cooper Cos., Inc. (The)	67	27,978
Demant A/S (b)	481	21,759
Dentsply Sirona, Inc.	913	44,938
DexCom, Inc. (b)	113	57,811
DiaSorin S.p.A.	381	59,658
Edwards Lifesciences Corp. (b)	523	61,567
Fisher & Paykel Healthcare Corp., Ltd.	343	5,764
GN Store Nord AS	1,240	60,513
Hologic, Inc. (b)	690	53,006
Hoya Corp.	500	57,056
IDEXX Laboratories, Inc. (b)	113	61,818
Inmode, Ltd. (b)	1,201	44,329
Intuitive Surgical, Inc. (b)	192	57,922
Koninklijke Philips NV	676	20,681
Medtronic plc	874	96,970
Olympus Corp.	700	13,299
ResMed, Inc.	225	54,565
Siemens Healthineers AG	447	27,718
Smith & Nephew plc	1,755	27,974
Sonova Holding AG	94	39,207
STERIS plc	237	57,299
Straumann Holding AG	42	67,206
Stryker Corp.	116	31,013
Sysmex Corp.	762	55,332
Teleflex, Inc.	162	57,482
Terumo Corp.	600	18,171
Zimmer Biomet Holdings, Inc.	439	56,148
Zimvie, Inc. (b)	43	982

		1,769,147

Health Care Providers & Services—0.4%
AmerisourceBergen Corp.	385	59,563
Amplifon S.p.A.	1,142	50,992
Anthem, Inc.	132	64,841
Cardinal Health, Inc.	1,016	57,607
Centene Corp. (b)	571	48,072
DaVita, Inc. (b)	404	45,696
Fresenius Medical Care AG & Co. KGaA	240	16,095
Fresenius SE & Co. KGaA	1,411	51,919
HCA Healthcare, Inc.	210	52,630
Humana, Inc.	140	60,924
Laboratory Corp. of America Holdings (b)	219	57,742
McKesson Corp.	243	74,390
Medipal Holdings Corp.	1,400	23,072
NMC Health plc (b) (c) (d)	1,427	0
Orpea S.A.	169	7,293
Quest Diagnostics, Inc.	205	28,056

Health Care Providers & Services—(Continued)
Ramsay Health Care, Ltd.	253	12,253
Ryman Healthcare, Ltd.	844	5,470
Sonic Healthcare, Ltd.	887	23,357
UnitedHealth Group, Inc.	147	74,966
Universal Health Services, Inc. - Class B	387	56,096

		871,034

Health Care Technology—0.0%
Cerner Corp.	294	27,507
M3, Inc.	441	15,960

		43,467

Hotels, Restaurants & Leisure—0.4%
Aristocrat Leisure, Ltd.	633	17,162
Booking Holdings, Inc. (b)	24	56,363
Carnival Corp. (b)	1,620	32,756
Chipotle Mexican Grill, Inc. (b)	31	49,043
Compass Group plc	719	15,495
Darden Restaurants, Inc.	354	47,064
Domino’s Pizza, Inc.	100	40,701
Entain plc (b)	479	10,274
Evolution AB	89	9,083
Expedia Group, Inc. (b)	237	46,374
Flutter Entertainment plc (b)	220	25,235
Genting Singapore, Ltd.	23,400	14,017
Hilton Worldwide Holdings, Inc. (b)	343	52,047
La Francaise des Jeux SAEM	356	14,111
Las Vegas Sands Corp. (b)	1,027	39,920
Marriott International, Inc. - Class A (b)	269	47,277
McDonald’s Corp.	203	50,198
McDonald’s Holdings Co. Japan, Ltd.	1,100	45,816
Melco Resorts & Entertainment, Ltd. (ADR) (b)	1,145	8,748
Oriental Land Co., Ltd.	200	38,184
Restaurant Brands International, Inc.	1,947	113,753
Royal Caribbean Cruises, Ltd. (b)	487	40,801
Sodexo S.A.	204	16,561
Starbucks Corp.	561	51,034
Tabcorp Holdings, Ltd.	5,066	20,089
Whitbread plc (b)	378	14,067
Wynn Resorts, Ltd. (b)	449	35,803
Yum! Brands, Inc.	381	45,160

		997,136

Household Durables—0.2%
Barratt Developments plc	1,263	8,617
Berkeley Group Holdings plc	195	9,491
Garmin, Ltd.	700	83,027
Iida Group Holdings Co., Ltd.	2,000	34,620
Mohawk Industries, Inc. (b)	285	35,397
Newell Brands, Inc.	2,165	46,353
Rinnai Corp.	800	59,896
Sekisui House, Ltd.	500	9,695
Sharp Corp.	900	8,428
Sony Group Corp.	200	20,642
Taylor Wimpey plc	7,012	11,965
Whirlpool Corp.	247	42,677

		370,808

BHFTI-268

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.3%
Church & Dwight Co., Inc.	1,073	$106,635
Clorox Co. (The)	752	104,551
Colgate-Palmolive Co.	642	48,683
Essity AB - Class B	354	8,341
Henkel AG & Co. KGaA	256	16,968
Kimberly-Clark Corp.	839	103,331
Lion Corp.	3,400	37,901
Procter & Gamble Co. (The)	582	88,930
Reckitt Benckiser Group plc	1,092	83,469
Unicharm Corp.	900	32,006

		630,815

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	6,460	166,216
Brookfield Renewable Corp. - Class A	298	13,015
Uniper SE	1,986	51,077

		230,308

Industrial Conglomerates—0.1%
3M Co.	616	91,710
CK Hutchison Holdings, Ltd.	1,500	10,997
DCC plc	59	4,573
Keppel Corp., Ltd.	5,800	27,386
Melrose Industries plc	2,424	3,924
Smiths Group plc	842	15,961
Toshiba Corp.	200	7,589

		162,140

Insurance—0.5%
Aegon NV	4,643	24,503
Aflac, Inc.	367	23,631
Allstate Corp. (The)	359	49,725
Aon plc - Class A	84	27,353
Arthur J. Gallagher & Co.	328	57,269
Assurant, Inc.	156	28,366
Brown & Brown, Inc.	991	71,620
Chubb, Ltd.	124	26,524
Cincinnati Financial Corp.	187	25,425
Dai-ichi Life Holdings, Inc.	800	16,275
Everest Re Group, Ltd.	172	51,837
Gjensidige Forsikring ASA	1,749	43,389
Globe Life, Inc.	811	81,587
Hannover Rueck SE	125	21,289
Hartford Financial Services Group, Inc. (The)	341	24,487
Insurance Australia Group, Ltd.	5,943	19,354
Japan Post Holdings Co., Ltd.	1,800	13,222
Manulife Financial Corp.	616	13,137
Marsh & McLennan Cos., Inc.	100	17,042
Medibank Private, Ltd.	8,686	19,889
Poste Italiane S.p.A.	1,605	18,207
Principal Financial Group, Inc.	644	47,276
Progressive Corp. (The)	416	47,420
Prudential Financial, Inc.	738	87,209
Sampo Oyj - A Shares	306	14,936
Sompo Holdings, Inc.	200	8,797

Insurance—(Continued)
Suncorp Group, Ltd.	1,254	10,369
Swiss Life Holding AG	40	25,531
T&D Holdings, Inc.	700	9,497
Tokio Marine Holdings, Inc.	500	29,081
Travelers Cos., Inc. (The)	276	50,434
Tryg A/S	480	11,638
W.R. Berkley Corp.	821	54,637
Willis Towers Watson plc	182	42,992

		1,113,948

Interactive Media & Services—0.2%
Alphabet, Inc. - Class A (b)	28	77,878
Auto Trader Group plc	3,229	26,730
Kakaku.com, Inc.	900	20,129
Match Group, Inc. (b)	988	107,435
Meta Platforms, Inc. - Class A (b)	575	127,857
REA Group, Ltd.	187	18,697
Scout24 SE	489	28,051
Seek, Ltd.	490	10,782
Twitter, Inc. (b)	2,662	102,993
Z Holdings Corp.	4,300	18,670

		539,222

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (b)	24	78,239
Delivery Hero SE (b)	471	20,747
eBay, Inc.	984	56,344
Etsy, Inc. (b)	317	39,397
Just Eat Takeaway.com NV (b)	352	11,815
Mercari, Inc. (b)	300	7,779
Prosus NV (b)	245	12,970
Rakuten Group, Inc.	1,800	14,190
Zalando SE (b)	302	15,330
ZOZO, Inc.	500	13,283

		270,094

IT Services—0.6%
Accenture plc - Class A	102	34,397
Adyen NV (b)	13	25,682
Akamai Technologies, Inc. (b)	467	55,755
Automatic Data Processing, Inc.	249	56,658
Bechtle AG	1,094	61,739
Capgemini SE	128	28,473
CGI, Inc. (b)	414	32,980
Cognizant Technology Solutions Corp. - Class A	328	29,412
Computershare, Ltd.	2,436	44,567
Edenred	251	12,408
EPAM Systems, Inc. (b)	108	32,034
Fidelity National Information Services, Inc.	537	53,926
Fiserv, Inc. (b)	553	56,074
FleetCor Technologies, Inc. (b)	163	40,597
Fujitsu, Ltd.	502	74,839
Gartner, Inc. (b)	147	43,727
Global Payments, Inc.	313	42,831
GMO Payment Gateway, Inc.	200	20,418

BHFTI-269

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Itochu Techno-Solutions Corp.	1,200	$30,650
Jack Henry & Associates, Inc.	162	31,922
MasterCard, Inc. - Class A	157	56,109
NEC Corp.	600	25,171
Nexi S.p.A. (b)	1,115	12,879
Nomura Research Institute, Ltd.	600	19,623
NTT Data Corp.	1,500	29,421
Nuvei Corp. (b)	232	17,444
Obic Co., Ltd.	100	14,984
Otsuka Corp.	500	17,755
Paychex, Inc.	233	31,798
PayPal Holdings, Inc. (b)	528	61,063
SCSK Corp.	600	10,282
Shopify, Inc. - Class A (b)	18	12,173
TIS, Inc.	900	21,050
VeriSign, Inc. (b)	237	52,723
Visa, Inc. - Class A	125	27,721
Wix.com, Ltd. (b)	792	82,732
Worldline S.A. (b)	206	8,931

		1,310,948

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	261	19,772
Hasbro, Inc.	565	46,285
Shimano, Inc.	100	22,874
Yamaha Corp.	300	13,082

		102,013

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	650	86,015
Bachem Holding AG - Class B	127	69,691
Bio-Rad Laboratories, Inc. - Class A (b)	84	47,311
Bio-Techne Corp.	140	60,626
Charles River Laboratories International, Inc. (b)	176	49,979
Eurofins Scientific SE	211	20,917
Illumina, Inc. (b)	162	56,603
IQVIA Holdings, Inc. (b)	254	58,727
Lonza Group AG	66	47,816
QIAGEN NV (b)	1,053	51,687
Sartorius Stedim Biotech	97	39,755
Thermo Fisher Scientific, Inc.	46	27,170
Waters Corp. (b)	169	52,456

		668,753

Machinery—0.4%
Caterpillar, Inc.	163	36,320
CNH Industrial NV	4,683	74,151
Deere & Co.	151	62,735
Dover Corp.	448	70,291
Hino Motors, Ltd.	800	4,681
Hitachi Construction Machinery Co., Ltd.	1,900	49,235
Hoshizaki Corp.	200	13,718
Illinois Tool Works, Inc.	456	95,486
Ingersoll Rand, Inc.	1,147	57,752
KION Group AG	153	10,175

Machinery—(Continued)
Komatsu, Ltd.	1,800	43,192
Kone Oyj - Class B	450	23,569
Kurita Water Industries, Ltd.	300	11,073
Miura Co., Ltd.	400	9,865
Otis Worldwide Corp.	614	47,247
Sandvik AB	462	9,808
Schindler Holding AG	66	13,994
Snap-on, Inc.	113	23,219
Spirax-Sarco Engineering plc	272	44,573
Stanley Black & Decker, Inc.	270	37,743
Techtronic Industries Co., Ltd.	1,000	16,110
Wartsila Oyj Abp	1,302	11,892
Westinghouse Air Brake Technologies Corp.	552	53,086
Xylem, Inc.	694	59,170
Yaskawa Electric Corp.	300	11,717

		890,802

Marine—0.0%
AP Moller - Maersk A/S - Class A	5	14,776

Media—0.4%
Charter Communications, Inc. - Class A (b)	164	89,465
Comcast Corp. - Class A	2,965	138,821
CyberAgent, Inc.	2,200	27,277
Dentsu Group, Inc.	700	28,625
Discovery, Inc. - Class A (b)	2,471	61,577
DISH Network Corp. - Class A (b)	2,968	93,937
Fox Corp. - Class B	2,504	90,845
Hakuhodo DY Holdings, Inc.	1,000	12,566
Informa plc (b)	2,694	21,143
Interpublic Group of Cos., Inc. (The)	2,310	81,890
News Corp. - Class B	4,436	99,899
Omnicom Group, Inc.	889	75,459
Paramount Global - Class B	2,203	83,296
Pearson plc	2,894	28,274
Publicis Groupe S.A.	455	27,640
Quebecor, Inc. - Class B	687	16,376
WPP plc	884	11,568

		988,658

Metals & Mining—0.5%
Agnico Eagle Mines, Ltd.	695	42,529
Anglo American plc	418	21,559
Antofagasta plc	1,112	24,282
ArcelorMittal S.A.	330	10,607
Barrick Gold Corp.	1,970	48,314
BHP Group, Ltd.	559	21,773
BHP Group, Ltd. (London-Traded Shares)	597	22,889
BlueScope Steel, Ltd.	3,230	49,912
Boliden AB	532	26,978
Evolution Mining, Ltd.	18,792	61,061
First Quantum Minerals, Ltd.	510	17,656
Fortescue Metals Group, Ltd.	756	11,601
Freeport-McMoRan, Inc.	1,694	84,260
Glencore plc (b)	2,151	13,979
JFE Holdings, Inc.	600	8,444

BHFTI-270

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Kinross Gold Corp.	3,064	$17,990
Newcrest Mining, Ltd.	3,118	61,897
Newmont Corp.	1,704	135,383
Nippon Steel Corp.	700	12,409
Norsk Hydro ASA	2,948	28,726
Northern Star Resources, Ltd.	4,485	35,546
Nucor Corp.	593	88,149
Pan American Silver Corp.	623	17,003
Rio Tinto plc	144	11,423
Rio Tinto, Ltd.	783	69,361
South32, Ltd.	16,747	62,363
Sumitomo Metal Mining Co., Ltd.	400	20,197
Teck Resources, Ltd. - Class B	613	24,752
Wheaton Precious Metals Corp.	577	27,439

		1,078,482

Multi-Utilities—0.8%
Algonquin Power & Utilities Corp.	833	12,920
Ameren Corp.	1,578	147,953
CenterPoint Energy, Inc.	4,180	128,075
CMS Energy Corp.	1,688	118,059
Consolidated Edison, Inc.	1,410	133,499
Dominion Energy, Inc.	1,568	133,233
DTE Energy Co.	654	86,466
E.ON SE	4,763	55,392
Engie S.A.	7,519	98,562
National Grid plc	5,700	87,550
NiSource, Inc.	3,301	104,972
Public Service Enterprise Group, Inc.	2,300	161,000
RWE AG	2,300	100,322
Sempra Energy	1,285	216,034
Veolia Environnement S.A.	3,662	116,852
WEC Energy Group, Inc.	1,079	107,695

		1,808,584

Multiline Retail—0.2%
Canadian Tire Corp., Ltd. - Class A	812	122,604
Dollar General Corp.	293	65,231
Dollar Tree, Inc. (b)	362	57,974
Dollarama, Inc.	2,269	128,682
Pan Pacific International Holdings Corp.	3,700	59,343
Ryohin Keikaku Co., Ltd.	900	10,496
Target Corp.	206	43,717
Wesfarmers, Ltd.	774	29,083

		517,130

Oil, Gas & Consumable Fuels—1.6%
Ampol, Ltd.	569	12,930
BP plc	10,604	51,822
Cameco Corp.	379	11,038
Chevron Corp.	822	133,846
ConocoPhillips	978	97,800
Coterra Energy, Inc.	3,944	106,370
Devon Energy Corp.	1,016	60,076
Diamondback Energy, Inc.	572	78,410
ENEOS Holdings, Inc.	122,400	460,043

Oil, Gas & Consumable Fuels—(Continued)
EOG Resources, Inc.	674	80,361
Exxon Mobil Corp.	1,222	100,925
Hess Corp.	929	99,440
Idemitsu Kosan Co., Ltd.	18,676	515,248
Inpex Corp.	32,400	384,734
Kinder Morgan, Inc.	5,808	109,829
Lundin Energy AB	6,566	278,363
Marathon Oil Corp.	2,724	68,400
Marathon Petroleum Corp.	1,120	95,760
Occidental Petroleum Corp.	1,854	105,196
ONEOK, Inc.	1,508	106,510
Phillips 66	991	85,612
Pioneer Natural Resources Co.	416	104,012
Repsol S.A.	589	7,745
Santos, Ltd.	1,713	9,850
Shell plc	2,656	72,891
TotalEnergies SE	5,273	267,545
Valero Energy Corp.	941	95,549
Williams Cos., Inc. (The)	3,600	120,276
Woodside Petroleum, Ltd.	975	23,263

		3,743,844

Paper & Forest Products—0.0%
Mondi plc	549	10,643
Oji Holdings Corp.	6,400	31,818
Svenska Cellulosa AB SCA - Class B	1,214	23,572

		66,033

Personal Products—0.1%
Beiersdorf AG	348	36,568
Estee Lauder Cos., Inc. (The) - Class A	314	85,509
Kao Corp.	400	16,421
Kobayashi Pharmaceutical Co., Ltd.	400	32,067
Kose Corp.	298	31,167
L’Oreal S.A.	48	19,213
Pola Orbis Holdings, Inc.	1,000	13,012
Shiseido Co., Ltd.	500	25,341
Unilever plc	272	12,313

		271,611

Pharmaceuticals—0.6%
Astellas Pharma, Inc.	1,100	17,244
AstraZeneca plc	653	86,595
Bausch Health Cos., Inc. (b)	316	7,219
Bayer AG	246	16,831
Bristol-Myers Squibb Co.	840	61,345
Catalent, Inc. (b)	511	56,670
Chugai Pharmaceutical Co., Ltd.	800	26,755
Daiichi Sankyo Co., Ltd.	600	13,163
Eisai Co., Ltd.	300	13,903
Eli Lilly and Co.	166	47,538
GlaxoSmithKline plc	1,357	29,262
Hikma Pharmaceuticals plc	2,938	79,045
Ipsen S.A.	139	17,364
Johnson & Johnson	443	78,513

BHFTI-271

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Kyowa Kirin Co., Ltd.	1,200	$27,840
Merck & Co., Inc.	405	33,230
Merck KGaA	150	31,414
Nippon Shinyaku Co., Ltd.	400	27,197
Novartis AG	1,242	108,925
Novo Nordisk A/S - Class B	690	76,415
Ono Pharmaceutical Co., Ltd.	900	22,603
Organon & Co.	1,701	59,416
Orion Oyj - Class B	418	18,968
Otsuka Holdings Co., Ltd.	500	17,296
Pfizer, Inc.	643	33,288
Recordati Industria Chimica e Farmaceutica S.p.A.	673	33,833
Roche Holding AG	120	52,467
Sanofi	249	25,394
Santen Pharmaceutical Co., Ltd.	2,800	28,029
Shionogi & Co., Ltd.	300	18,424
Sumitomo Dainippon Pharma Co., Ltd.	1,000	9,875
Taisho Pharmaceutical Holdings Co., Ltd.	400	18,554
Takeda Pharmaceutical Co., Ltd.	738	21,122
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	12,530	117,657
UCB S.A.	451	53,990
Viatris, Inc.	3,656	39,777
Vifor Pharma AG (b)	116	20,682

		1,447,843

Professional Services—0.2%
Equifax, Inc.	97	22,999
Experian plc	1,493	57,577
Jacobs Engineering Group, Inc.	354	48,785
Nielsen Holdings plc	2,990	81,448
Nihon M&A Center Holdings, Inc.	400	5,559
Randstad NV	743	44,597
Robert Half International, Inc.	330	37,679
SGS S.A.	12	33,343
Thomson Reuters Corp.	1,019	110,634
Verisk Analytics, Inc.	362	77,696
Wolters Kluwer NV	677	72,066

		592,383

Real Estate Management & Development—0.1%
Aroundtown S.A.	2,045	11,747
Azrieli Group, Ltd.	94	8,247
CBRE Group, Inc. - Class A (b)	281	25,717
Daito Trust Construction Co., Ltd.	100	10,610
Daiwa House Industry Co., Ltd.	1,200	31,351
ESR Cayman, Ltd. (b)	4,800	14,860
Fastighets AB Balder - B Shares (b)	184	12,040
FirstService Corp.	317	45,853
Mitsubishi Estate Co., Ltd.	1,000	14,873
Sumitomo Realty & Development Co., Ltd.	300	8,292
Swiss Prime Site AG	442	43,572
Vonovia SE	889	41,567
Wharf Real Estate Investment Co., Ltd.	2,596	12,829

		281,558

Road & Rail—0.2%
Aurizon Holdings, Ltd.	8,386	23,027
Canadian National Railway Co.	88	11,805
Canadian Pacific Railway, Ltd.	350	28,887
CSX Corp.	735	27,526
J.B. Hunt Transport Services, Inc.	132	26,504
Keio Corp.	800	31,232
Keisei Electric Railway Co., Ltd.	400	11,133
Kintetsu Group Holdings Co., Ltd.	900	25,748
MTR Corp., Ltd.	2,000	10,794
Nippon Express Holdings, Inc.	200	13,747
Norfolk Southern Corp.	231	65,886
Odakyu Electric Railway Co., Ltd.	900	14,944
Old Dominion Freight Line, Inc.	219	65,411
TFI International, Inc.	484	51,549
Tobu Railway Co., Ltd.	2,800	68,124
Tokyu Corp.	1,800	23,380

		499,697

Semiconductors & Semiconductor Equipment—0.3%
Advanced Micro Devices, Inc. (b)	232	25,367
Advantest Corp.	200	15,687
Analog Devices, Inc.	146	24,116
Applied Materials, Inc.	374	49,293
ASM International NV	72	26,100
ASML Holding NV	45	30,015
Broadcom, Inc.	50	31,484
Disco Corp.	56	15,621
Infineon Technologies AG	1,497	51,143
Intel Corp.	995	49,312
KLA Corp.	159	58,204
Lam Research Corp.	84	45,159
Microchip Technology, Inc.	364	27,351
Monolithic Power Systems, Inc.	106	51,482
QUALCOMM, Inc.	306	46,763
Rohm Co., Ltd.	173	13,446
Skyworks Solutions, Inc.	343	45,715
SolarEdge Technologies, Inc. (b)	126	40,619
STMicroelectronics NV	309	13,423
SUMCO Corp.	700	11,485
Teradyne, Inc.	366	43,272
Texas Instruments, Inc.	165	30,274

		745,331

Software—0.5%
ANSYS, Inc. (b)	156	49,553
Autodesk, Inc. (b)	221	47,371
AVEVA Group plc	850	27,138
Blackberry, Ltd. (b)	2,024	15,008
Ceridian HCM Holding, Inc. (b)	603	41,221
Check Point Software Technologies, Ltd. (b)	713	98,579
Citrix Systems, Inc.	406	40,965
Constellation Software, Inc.	14	23,932
CyberArk Software, Ltd. (b)	251	42,356
Dassault Systemes SE	701	34,542
Fortinet, Inc. (b)	127	43,401
Intuit, Inc.	128	61,548

BHFTI-272

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Microsoft Corp.	101	$31,139
Nemetschek SE	555	53,838
Nice, Ltd. (b)	366	80,121
NortonLifeLock, Inc.	1,502	39,833
Open Text Corp.	350	14,841
Oracle Corp. Japan	300	20,834
Paycom Software, Inc. (b)	124	42,951
PTC, Inc. (b)	392	42,226
Sage Group plc (The)	3,865	35,443
SAP SE	201	22,428
ServiceNow, Inc. (b)	87	48,450
Sinch AB (b)	1,326	8,979
Synopsys, Inc. (b)	150	49,991
Temenos AG	115	11,019
Trend Micro, Inc.	700	40,862
Tyler Technologies, Inc. (b)	56	24,914
WiseTech Global, Ltd.	976	36,769
Xero, Ltd. (b)	690	52,262

		1,182,514

Specialty Retail—0.3%
Advance Auto Parts, Inc.	224	46,359
AutoZone, Inc. (b)	19	38,847
Best Buy Co., Inc.	494	44,905
CarMax, Inc. (b)	445	42,934
Fast Retailing Co., Ltd.	100	51,373
H & M Hennes & Mauritz AB - B Shares	763	10,190
Hikari Tsushin, Inc.	400	45,561
Industria de Diseno Textil S.A.	342	7,441
Kingfisher plc	2,421	8,080
Lowe’s Cos., Inc.	294	59,444
Nitori Holdings Co., Ltd.	100	12,558
O’Reilly Automotive, Inc. (b)	63	43,152
Ross Stores, Inc.	690	62,417
TJX Cos., Inc. (The)	859	52,038
Tractor Supply Co.	246	57,409
Ulta Beauty, Inc. (b)	133	52,963

		635,671

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	124	21,652
Canon, Inc.	1,200	29,211
FUJIFILM Holdings Corp.	1,400	85,648
HP, Inc.	1,315	47,735
Logitech International S.A.	936	69,368
NetApp, Inc.	468	38,844
Ricoh Co., Ltd.	1,200	10,411
Seagate Technology Holdings plc	386	34,701
Seiko Epson Corp.	3,800	56,972
Western Digital Corp. (b)	717	35,599

		430,141

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	97	22,651
Cie Financiere Richemont S.A. - Class A	135	17,125
EssilorLuxottica S.A.	112	20,445

Textiles, Apparel & Luxury Goods—(Continued)
Gildan Activewear, Inc.	1,788	67,063
Hermes International	34	48,225
Kering S.A.	22	13,897
Moncler S.p.A.	982	54,687
NIKE, Inc. - Class B	372	50,056
Pandora A/S	152	14,381
Puma SE	222	18,949
PVH Corp.	453	34,704
Swatch Group AG (The) - Bearer Shares	79	22,449
Tapestry, Inc.	1,145	42,537
Under Armour, Inc. - Class A (b)	2,502	42,584
VF Corp.	846	48,104

		517,857

Tobacco—0.1%
Altria Group, Inc.	2,030	106,068
British American Tobacco plc	361	15,099
Imperial Brands plc	882	18,571
Japan Tobacco, Inc.	1,200	20,542
Philip Morris International, Inc.	931	87,458
Swedish Match AB	2,870	21,588

		269,326

Trading Companies & Distributors—0.1%
Ashtead Group plc	172	10,842
Fastenal Co.	1,179	70,032
Ferguson plc	77	10,452
Marubeni Corp.	3,300	38,500
MonotaRO Co., Ltd.	700	15,001
Toyota Tsusho Corp.	400	16,459
United Rentals, Inc. (b)	127	45,112
WW Grainger, Inc.	67	34,558

		240,956

Transportation Infrastructure—0.0%
Aena SME S.A. (b)	35	5,798
Aeroports de Paris (b)	108	16,174
Atlantia S.p.A. (b)	614	12,769
Auckland International Airport, Ltd. (b)	3,324	17,975
Transurban Group	1,608	16,200

		68,916

Water Utilities—0.1%
American Water Works Co., Inc.	572	94,683
Severn Trent plc	1,485	59,940
United Utilities Group plc	2,922	43,069

		197,692

Wireless Telecommunication Services—0.3%
KDDI Corp.	2,800	91,970
Rogers Communications, Inc. - Class B	369	20,886
SoftBank Corp.	7,200	84,152
SoftBank Group Corp.	500	22,489
T-Mobile U.S., Inc. (b)	1,312	168,395
Tele2 AB - B Shares	13,590	205,165
Vodafone Group plc	16,068	26,362

		619,419

Total Common Stocks (Cost $46,051,461)		51,276,573

BHFTI-273

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—13.1%

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—13.1%
U.S. Treasury Inflation Indexed Bonds 2.125%, 02/15/40 (a)	3,511,134	$4,961,808
3.375%, 04/15/32 (a)	3,958,775	5,582,801
3.875%, 04/15/29 (a)	3,419,520	4,520,712
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/23 (a)	2,435,400	2,520,354
0.125%, 10/15/25 (a)	920,771	965,137
0.125%, 01/15/30 (a)	1,638,690	1,729,650
0.250%, 01/15/25 (a)	2,373,380	2,488,851
0.250%, 07/15/29 (a)	3,296,460	3,518,842
0.375%, 07/15/25 (a)	1,777,860	1,880,122
0.750%, 07/15/28 (a)	2,239,480	2,449,081

Total U.S. Treasury & Government Agencies (Cost $31,458,872)		30,617,358

Mutual Funds—2.5%

Investment Company Securities—2.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $6,337,169)	48,388	5,852,045

Preferred Stocks—0.0%

Chemicals—0.0%
Fuchs Petrolub SE	497	18,055

Health Care Equipment & Supplies—0.0%
Sartorius AG	56	24,870

Total Preferred Stocks (Cost $41,286)		42,925

Short-Term Investments—28.0%

Mutual Funds—3.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.210% (e)	7,474,278	7,474,278
UBS Select Treasury Institutional Fund, Institutional Class, 0.130% (e)	1,733,174	1,733,174

		9,207,452

Repurchase Agreement—7.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $18,375,018; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/25, with a market value of $18,742,540.	18,375,018	18,375,018

U.S. Treasury—16.2%
U.S. Treasury Bills 0.367%, 07/21/22 (f) (g) (h)	13,000,000	12,973,545
0.830%, 09/15/22 (f)	25,000,000	24,891,972

		37,865,517

Total Short-Term Investments (Cost $65,471,502)		65,447,987

Total Investments— 90.3% (Cost $207,660,881)		210,906,036
Other assets and liabilities (net)—9.7%		22,784,118

Net Assets—100.0%		$233,690,154

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $3,991,860.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2022, the market value of securities pledged was $5,987,790.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $8,401,229, which is 3.6% of net assets.

BHFTI-274

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,700,000	BNY	04/28/22	USD	1,272,824	$354
CAD	2,600,000	BNY	04/28/22	USD	2,069,800	(9,681)
CHF	1,400,000	BNP	04/28/22	USD	1,499,516	(16,775)
EUR	4,500,000	BNY	04/28/22	USD	4,940,064	(41,559)
EUR	29,400,000	BBH	04/28/22	USD	32,354,700	(191,903)
GBP	1,400,000	BNY	04/28/22	USD	1,831,833	(6,985)
GBP	18,800,000	BBP	04/28/22	USD	24,796,660	103,961
HKD	13,000,000	BNP	04/28/22	USD	1,660,783	854
JPY	946,300,000	BNY	04/28/22	USD	7,671,722	(104,789)
JPY	3,775,746	BNY	04/28/22	USD	31,031	3

Net Unrealized Depreciation						$(266,520)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	04/14/22	5	EUR	724,010	$57,492
Australian 10 Year Treasury Bond Futures	06/15/22	219	AUD	27,756,724	(837,232)
Bloomberg Commodity Index Futures	06/15/22	577	USD	7,178,457	(122,638)
Brent Crude Oil Futures	05/31/22	24	USD	2,465,520	(40,907)
Canada Government Bond 10 Year Futures	06/21/22	183	CAD	23,892,480	(834,875)
Cattle Feeder Futures	08/25/22	15	USD	1,331,813	(19,804)
Cocoa Futures	07/14/22	70	USD	1,880,900	43,311
Coffee “C” Futures	07/19/22	10	USD	849,188	11,218
Copper Futures	05/26/22	15	USD	1,781,625	101,985
Corn Futures	07/14/22	36	USD	1,319,400	28,786
Cotton No. 2 Futures	07/07/22	14	USD	924,490	102,056
DAX Index Futures	06/17/22	2	EUR	721,650	30,949
Euro-BTP Futures	06/08/22	44	EUR	6,085,640	(294,655)
Euro-Bobl Futures	06/08/22	121	EUR	15,592,060	(548,908)
Euro-Bund Futures	06/08/22	50	EUR	7,933,000	(438,688)
Euro-Buxl 30 Year Bond Futures	06/08/22	19	EUR	3,537,800	(322,877)
FTSE 100 Index Futures	06/17/22	12	GBP	898,320	62,546
Gold 100 oz. Futures	06/28/22	33	USD	6,448,200	(16,967)
Goldman Sachs Commodity Index Futures	04/18/22	15	USD	2,719,875	(250,770)
Hang Seng Index Futures	04/28/22	8	HKD	8,796,000	33,513
IBEX 35 Index Futures	04/14/22	6	EUR	504,954	15,790
Japanese Government 10 Year Bond Mini Futures	06/10/22	435	JPY	6,521,085,000	(317,596)
LME Nickel Futures	06/13/22	11	USD	2,118,600	582,022
LME Primary Aluminum Futures	06/13/22	31	USD	2,705,913	188,519
LME Zinc Futures	06/13/22	23	USD	2,408,388	315,259
Lean Hogs Futures	06/14/22	9	USD	434,250	14,136
Live Cattle Futures	06/30/22	37	USD	2,029,450	42,782
Low Sulphur Gas Oil Futures	06/10/22	15	USD	1,443,375	160,776
MSCI Emerging Markets Index Mini Futures	06/17/22	206	USD	11,592,650	478,973
Natural Gas Futures	05/26/22	58	USD	3,306,580	541,969
New York Harbor ULSD Futures	05/31/22	9	USD	1,209,940	101,880
OMX Stockholm 30 Index Futures	04/13/22	27	SEK	5,629,500	14,341
RBOB Gasoline Futures	05/31/22	9	USD	1,170,968	41,037
Russell 2000 Index E-Mini Futures	06/17/22	129	USD	13,328,280	382,441
S&P 500 Index E-Mini Futures	06/17/22	46	USD	10,420,725	649,946
S&P TSX 60 Index Futures	06/16/22	7	CAD	1,843,940	29,674
SPI 200 Index Futures	06/16/22	9	AUD	1,682,775	63,082
Silver Futures	05/26/22	21	USD	2,638,965	257,036
Soybean Futures	07/14/22	12	USD	958,800	(28,351)

BHFTI-275

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Soybean Meal Futures	07/14/22	22	USD	1,010,680	$(28,089)
Soybean Oil Futures	05/13/22	5	USD	209,820	12,474
Soybean Oil Futures	07/14/22	13	USD	535,392	(8,126)
Sugar No. 11 Futures	06/30/22	59	USD	1,276,666	19,037
TOPIX Index Futures	06/09/22	6	JPY	116,790,000	88,154
U.S. Treasury Long Bond Futures	06/21/22	100	USD	15,006,250	(460,847)
U.S. Treasury Note 10 Year Futures	06/21/22	306	USD	37,599,750	(1,145,089)
U.S. Treasury Note 2 Year Futures	06/30/22	3	USD	635,766	(10,439)
U.S. Treasury Note 5 Year Futures	06/30/22	167	USD	19,152,813	(531,960)
U.S. Treasury Ultra Long Bond Futures	06/21/22	24	USD	4,251,000	(171,005)
United Kingdom Long Gilt Bond Futures	06/28/22	119	GBP	14,426,370	(177,429)
Wheat Futures	07/14/22	27	USD	1,352,700	(111,103)

Futures Contracts—Short
LME Nickel Futures	06/13/22	(2)	USD	(385,200)	(111,367)
LME Primary Aluminum Futures	06/13/22	(5)	USD	(436,438)	(35,330)
LME Zinc Futures	06/13/22	(3)	USD	(314,138)	(46,360)

Net Unrealized Depreciation					$(2,440,228)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	1.000%	Annually	09/21/24	USD	51,000,000	$(1,639,584)	$(50,495)	$(1,589,088)
Pay	12M SOFR	Annually	1.000%	Annually	06/15/27	USD	30,000,000	(1,838,424)	(645,905)	(1,192,519)

Totals								$(3,478,008)	$(696,400)	$(2,781,607)

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York Mellon

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-276

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$57,669,148	$—	$57,669,148
Common Stocks
Aerospace & Defense	346,177	54,106	—	400,283
Air Freight & Logistics	85,540	29,204	—	114,744
Airlines	157,372	27,141	—	184,513
Auto Components	63,930	64,399	—	128,329
Automobiles	42,384	164,987	—	207,371
Banks	588,440	497,686	—	1,086,126
Beverages	647,554	495,586	—	1,143,140
Biotechnology	447,909	126,000	—	573,909
Building Products	327,838	162,860	—	490,698
Capital Markets	607,909	321,899	—	929,808
Chemicals	1,380,051	801,146	—	2,181,197
Commercial Services & Supplies	235,990	56,830	—	292,820
Communications Equipment	164,578	43,135	—	207,713
Construction & Engineering	105,394	26,003	—	131,397
Construction Materials	153,546	57,538	—	211,084
Consumer Finance	81,728	—	—	81,728
Containers & Packaging	650,983	27,436	—	678,419
Distributors	87,612	—	—	87,612
Diversified Consumer Services	—	18,518	—	18,518
Diversified Financial Services	24,351	128,657	—	153,008
Diversified Telecommunication Services	600,105	1,767,735	—	2,367,840
Electric Utilities	2,698,522	2,122,823	—	4,821,345
Electrical Equipment	220,211	82,740	—	302,951
Electronic Equipment, Instruments & Components	349,904	343,145	—	693,049
Energy Equipment & Services	179,914	—	—	179,914
Entertainment	781,905	384,755	—	1,166,660
Equity Real Estate Investment Trusts	758,786	225,125	—	983,911
Food & Staples Retailing	911,960	952,781	—	1,864,741
Food Products	1,520,961	815,658	—	2,336,619
Gas Utilities	92,127	975,942	—	1,068,069
Health Care Equipment & Supplies	976,614	792,533	—	1,769,147
Health Care Providers & Services	680,583	190,451	0	871,034
Health Care Technology	27,507	15,960	—	43,467
Hotels, Restaurants & Leisure	757,042	240,094	—	997,136
Household Durables	207,454	163,354	—	370,808
Household Products	452,130	178,685	—	630,815
Independent Power and Renewable Electricity Producers	179,231	51,077	—	230,308
Industrial Conglomerates	91,710	70,430	—	162,140
Insurance	827,971	285,977	—	1,113,948
Interactive Media & Services	416,163	123,059	—	539,222
Internet & Direct Marketing Retail	173,980	96,114	—	270,094
IT Services	852,076	458,872	—	1,310,948

BHFTI-277

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$46,285	$55,728	$—	$102,013
Life Sciences Tools & Services	438,887	229,866	—	668,753
Machinery	543,049	347,753	—	890,802
Marine	—	14,776	—	14,776
Media	831,565	157,093	—	988,658
Metals & Mining	503,475	575,007	—	1,078,482
Multi-Utilities	1,349,906	458,678	—	1,808,584
Multiline Retail	418,208	98,922	—	517,130
Oil, Gas & Consumable Fuels	1,659,410	2,084,434	—	3,743,844
Paper & Forest Products	—	66,033	—	66,033
Personal Products	85,509	186,102	—	271,611
Pharmaceuticals	555,335	892,508	—	1,447,843
Professional Services	379,241	213,142	—	592,383
Real Estate Management & Development	71,570	209,988	—	281,558
Road & Rail	277,568	222,129	—	499,697
Semiconductors & Semiconductor Equipment	568,411	176,920	—	745,331
Software	758,279	424,235	—	1,182,514
Specialty Retail	500,468	135,203	—	635,671
Technology Hardware, Storage & Peripherals	178,531	251,610	—	430,141
Textiles, Apparel & Luxury Goods	285,048	232,809	—	517,857
Tobacco	193,526	75,800	—	269,326
Trading Companies & Distributors	149,702	91,254	—	240,956
Transportation Infrastructure	—	68,916	—	68,916
Water Utilities	94,683	103,009	—	197,692
Wireless Telecommunication Services	189,281	430,138	—	619,419
Total Common Stocks	30,034,079	21,242,494	0	51,276,573
Total U.S. Treasury & Government Agencies*	—	30,617,358	—	30,617,358
Total Mutual Funds*	5,852,045	—	—	5,852,045
Total Preferred Stocks*	—	42,925	—	42,925
Short-Term Investments
Mutual Funds	9,207,452	—	—	9,207,452
Repurchase Agreement	—	18,375,018	—	18,375,018
U.S. Treasury	—	37,865,517	—	37,865,517
Total Short-Term Investments	9,207,452	56,240,535	—	65,447,987
Total Investments	$45,093,576	$165,812,460	$0	$210,906,036

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$105,172	$—	$105,172
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(371,692)	—	(371,692)
Total Forward Contracts	$—	$(266,520)	$—	$(266,520)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,471,184	$—	$—	$4,471,184
Futures Contracts (Unrealized Depreciation)	(6,911,412)	—	—	(6,911,412)
Total Futures Contracts	$(2,440,228)	$—	$—	$(2,440,228)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(2,781,607)	$—	$(2,781,607)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTI-278

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—22.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
Boeing Co. (The) (a)	2,162	$414,023
CAE, Inc. (a)	10,160	264,453
Huntington Ingalls Industries, Inc.	2,926	583,561
L3Harris Technologies, Inc.	2,861	710,873
Lockheed Martin Corp.	1,559	688,143
Raytheon Technologies Corp.	6,131	607,398
Rolls-Royce Holdings plc (a)	107,901	141,868
Textron, Inc.	6,758	502,660
Thales S.A.	1,394	176,027
TransDigm Group, Inc. (a)	788	513,414

		4,602,420

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc.	7,615	820,212
Expeditors International of Washington, Inc.	5,705	588,528
FedEx Corp.	2,793	646,272
SG Holdings Co., Ltd.	6,900	130,037
United Parcel Service, Inc. - Class B	2,686	576,039

		2,761,088

Airlines—0.1%
Air Canada (a)	11,032	213,995
ANA Holdings, Inc. (a)	7,700	160,756
Delta Air Lines, Inc. (a)	10,850	429,334
Japan Airlines Co., Ltd. (a)	7,700	143,314
Qantas Airways, Ltd. (a)	40,567	155,859
Southwest Airlines Co. (a)	11,829	541,768
United Airlines Holdings, Inc. (a)	8,385	388,729

		2,033,755

Auto Components—0.1%
Aisin Corp.	6,700	228,923
Aptiv plc (a)	4,313	516,309
Bridgestone Corp.	7,200	278,651
Continental AG (a)	2,460	177,443
Denso Corp.	2,800	178,672
Magna International, Inc.	8,794	564,577
Stanley Electric Co., Ltd.	8,700	164,298
Sumitomo Electric Industries, Ltd.	16,900	200,993

		2,309,866

Automobiles—0.1%
Bayerische Motoren Werke AG	2,185	189,252
Ferrari NV	2,253	492,693
Stellantis NV (Milan-Traded Shares)	19,340	313,627
Subaru Corp.	17,000	270,061
Tesla, Inc. (a)	436	469,834
Toyota Motor Corp.	14,500	259,746

		1,995,213

Banks—0.5%
ABN AMRO Bank NV (ADR)	8,246	105,491
Bank Hapoalim B.M.	16,973	167,344
Bank Leumi Le-Israel B.M.	14,735	158,181
Bank of America Corp.	10,640	438,581

Banks—(Continued)
Bank of Montreal	1,772	$208,518
BOC Hong Kong Holdings, Ltd.	178,000	669,782
CaixaBank S.A.	42,251	142,403
Canadian Imperial Bank of Commerce	1,446	175,523
Chiba Bank, Ltd. (The)	24,400	143,824
Citigroup, Inc.	6,851	365,843
Comerica, Inc.	4,564	412,723
Commerzbank AG (a)	8,411	64,222
Concordia Financial Group, Ltd.	40,400	150,714
Credit Agricole S.A.	22,336	266,851
Danske Bank A/S	7,087	117,123
DNB Bank ASA	14,344	324,754
Erste Group Bank AG	4,860	176,264
Fifth Third Bancorp	7,479	321,896
Hang Seng Bank, Ltd.	40,300	775,189
HSBC Holdings plc (Hong Kong-Traded Shares)	15,494	106,166
Huntington Bancshares, Inc.	30,296	442,928
ING Groep NV	18,675	195,168
Japan Post Bank Co., Ltd.	35,400	285,111
JPMorgan Chase & Co.	3,382	461,034
KBC Group NV	2,797	201,159
Mitsubishi UFJ Financial Group, Inc.	32,300	200,492
Mizrahi Tefahot Bank, Ltd.	3,968	154,354
Mizuho Financial Group, Inc.	11,300	144,639
NatWest Group plc	47,772	134,422
People’s United Financial, Inc.	34,551	690,674
Regions Financial Corp.	17,058	379,711
Resona Holdings, Inc.	39,800	170,433
Royal Bank of Canada	2,050	225,703
Societe Generale S.A.	5,443	145,609
Sumitomo Mitsui Financial Group, Inc.	6,100	194,677
Sumitomo Mitsui Trust Holdings, Inc.	5,900	192,750
SVB Financial Group (a)	593	331,754
Swedbank AB - A Shares	10,206	152,313
Toronto-Dominion Bank (The)	1,941	154,004
Truist Financial Corp.	7,417	420,544
U.S. Bancorp	8,492	451,350
Wells Fargo & Co.	8,869	429,792
Zions Bancorp N.A.	8,030	526,447

		11,976,460

Beverages—0.5%
Anheuser-Busch InBev S.A.	8,680	520,620
Asahi Group Holdings, Ltd.	5,900	214,191
Brown-Forman Corp. - Class B	15,553	1,042,362
Budweiser Brewing Co. APAC, Ltd.	80,300	213,111
Carlsberg AS - Class B	3,949	482,151
Coca-Cola Co. (The)	18,534	1,149,108
Coca-Cola Europacific Partners plc	8,322	404,532
Coca-Cola HBC AG	10,294	214,671
Constellation Brands, Inc. - Class A	4,511	1,038,973
Davide Campari-Milano NV	35,121	408,524
Diageo plc	9,269	468,485
Heineken Holding NV	4,882	382,098
Heineken NV	3,826	364,767
Ito En, Ltd.	10,700	525,004

BHFTI-279

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Kirin Holdings Co., Ltd.	17,900	$267,707
Molson Coors Beverage Co. - Class B	22,839	1,219,146
Monster Beverage Corp. (a)	14,232	1,137,137
PepsiCo, Inc.	6,352	1,063,198
Pernod Ricard S.A.	1,229	269,547
Remy Cointreau S.A.	1,721	354,585
Suntory Beverage & Food, Ltd.	13,100	499,529
Treasury Wine Estates, Ltd.	53,794	460,786

		12,700,232

Biotechnology—0.2%
AbbVie, Inc.	3,795	615,207
Amgen, Inc.	2,965	716,996
Argenx SE (a)	1,584	498,084
Biogen, Inc. (a)	2,528	532,397
CSL, Ltd.	2,502	496,890
Genmab A/S (a)	1,640	594,109
Gilead Sciences, Inc.	8,687	516,442
Incyte Corp. (a)	8,369	664,666
Moderna, Inc. (a)	2,656	457,523
Regeneron Pharmaceuticals, Inc. (a)	845	590,165
Vertex Pharmaceuticals, Inc. (a)	2,292	598,143

		6,280,622

Building Products—0.2%
A.O. Smith Corp.	8,454	540,126
Carrier Global Corp.	9,626	441,545
Fortune Brands Home & Security, Inc.	6,786	504,064
Johnson Controls International plc	9,399	616,292
Kingspan Group plc	1,856	180,388
Lixil Corp.	7,000	130,263
Masco Corp.	13,023	664,173
Nibe Industrier AB - B Shares	34,279	377,787
Rockwool International A/S - B Shares	514	169,769
TOTO, Ltd.	6,200	249,043
Trane Technologies plc	4,029	615,228
Xinyi Glass Holdings, Ltd.	65,000	156,149

		4,644,827

Capital Markets—0.3%
3i Group plc	9,488	171,628
Ameriprise Financial, Inc.	1,293	388,365
ASX, Ltd.	3,556	215,849
Brookfield Asset Management, Inc. - Class A	3,014	170,403
Charles Schwab Corp. (The)	3,939	332,097
Daiwa Securities Group, Inc.	24,300	137,592
Deutsche Boerse AG	971	174,429
Franklin Resources, Inc.	16,299	455,068
Goldman Sachs Group, Inc. (The)	2,053	677,695
Hong Kong Exchanges & Clearing, Ltd.	8,900	419,430
Japan Exchange Group, Inc.	10,200	190,054
London Stock Exchange Group plc	1,958	204,563
Macquarie Group, Ltd.	1,506	226,546
MarketAxess Holdings, Inc.	1,218	414,364
Morgan Stanley	4,183	365,594

Capital Markets—(Continued)
Northern Trust Corp.	4,691	546,267
Onex Corp.	2,573	172,432
S&P Global, Inc.	1,559	639,471
Singapore Exchange, Ltd.	19,800	145,198
State Street Corp.	5,096	443,964
T. Rowe Price Group, Inc.	2,685	405,945
TMX Group, Ltd.	3,415	351,238

		7,248,192

Chemicals—1.0%
Air Liquide S.A.	1,534	268,357
Air Products & Chemicals, Inc.	4,444	1,110,600
Akzo Nobel NV	2,566	220,461
Albemarle Corp.	3,461	765,400
Arkema S.A.	1,273	151,872
Asahi Kasei Corp.	23,200	200,826
BASF SE	2,360	134,578
Celanese Corp.	4,376	625,199
CF Industries Holdings, Inc.	10,256	1,056,983
Chr Hansen Holding A/S	10,639	781,826
Clariant AG	14,770	255,757
Corteva, Inc.	26,799	1,540,407
Covestro AG	3,928	198,475
Croda International plc	2,710	278,512
Dow, Inc.	16,048	1,022,579
DuPont de Nemours, Inc.	12,419	913,790
Eastman Chemical Co.	6,699	750,690
Ecolab, Inc.	6,036	1,065,716
EMS-Chemie Holding AG	334	323,119
Evonik Industries AG	6,429	178,744
FMC Corp.	9,799	1,289,254
Givaudan S.A.	133	547,487
ICL Group, Ltd.	25,362	301,521
International Flavors & Fragrances, Inc.	7,741	1,016,626
Johnson Matthey plc	13,116	321,393
JSR Corp.	6,900	203,449
Kansai Paint Co., Ltd.	9,000	144,601
Koninklijke DSM NV	1,713	306,146
LANXESS AG	4,377	193,571
Linde plc	3,533	1,128,546
LyondellBasell Industries NV - Class A	7,527	773,926
Mitsubishi Chemical Holdings Corp.	37,700	250,850
Mosaic Co. (The)	16,455	1,094,258
Nippon Paint Holdings Co., Ltd.	19,900	174,625
Nippon Sanso Holdings Corp.	10,300	195,715
Nissan Chemical Corp.	4,600	269,980
Nitto Denko Corp.	2,700	193,502
Novozymes A/S - B Shares	9,964	681,952
Nutrien, Ltd.	3,667	379,034
Orica, Ltd.	38,257	453,061
PPG Industries, Inc.	5,195	680,909
Sherwin-Williams Co. (The)	2,708	675,971
Shin-Etsu Chemical Co., Ltd.	1,300	198,101
Sika AG	1,032	339,999
Solvay S.A.	4,472	440,289
Sumitomo Chemical Co., Ltd.	48,700	223,245

BHFTI-280

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Symrise AG	2,443	$293,289
Toray Industries, Inc.	34,700	180,859
Tosoh Corp.	12,100	178,938
Umicore S.A.	10,609	458,278

		25,433,266

Commercial Services & Supplies—0.1%
Brambles, Ltd.	31,518	232,416
Cintas Corp.	1,428	607,457
GFL Environmental, Inc.	10,366	337,145
Rentokil Initial plc	39,505	272,095
Ritchie Bros Auctioneers, Inc.	8,996	531,348
Rollins, Inc.	25,093	879,509
Securitas AB - B Shares	14,937	168,293
Sohgo Security Services Co., Ltd.	10,100	329,826
TOPPAN, Inc.	7,600	134,265

		3,492,354

Communications Equipment—0.1%
Cisco Systems, Inc.	9,353	521,523
F5, Inc. (a)	2,665	556,852
Juniper Networks, Inc.	18,269	678,876
Nokia Oyj (a)	35,220	193,882
Telefonaktiebolaget LM Ericsson - B Shares	36,967	338,248

		2,289,381

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	9,225	247,973
Ferrovial S.A.	6,905	182,802
Obayashi Corp.	17,800	130,884
Quanta Services, Inc.	4,867	640,546
Shimizu Corp.	25,700	154,458
WSP Global, Inc.	2,805	372,257

		1,728,920

Construction Materials—0.1%
CRH plc	9,691	388,024
HeidelbergCement AG	2,651	151,614
James Hardie Industries plc (ADR)	10,767	324,020
Martin Marietta Materials, Inc.	2,098	807,499
Vulcan Materials Co.	5,100	936,870

		2,608,027

Consumer Finance—0.1%
American Express Co.	2,496	466,752
Capital One Financial Corp.	2,692	353,433
Discover Financial Services	2,933	323,187
Synchrony Financial	9,317	324,325

		1,467,697

Containers & Packaging—0.3%
AMCOR plc	95,690	1,084,168
Avery Dennison Corp.	4,502	783,213
Ball Corp.	11,472	1,032,480

Containers & Packaging—(Continued)
CCL Industries, Inc. - Class B	4,654	209,963
International Paper Co.	24,537	1,132,382
Packaging Corp. of America	7,417	1,157,868
Sealed Air Corp.	12,247	820,059
Smurfit Kappa Group plc	10,057	445,754
WestRock Co.	21,406	1,006,724

		7,672,611

Distributors—0.0%
LKQ Corp.	10,665	484,298
Pool Corp.	1,212	512,494

		996,792

Diversified Consumer Services—0.0%
IDP Education, Ltd.	13,480	314,384

Diversified Financial Services—0.0%
EXOR NV	1,991	151,858
L E Lundbergforetagen AB - B Shares	3,018	153,308
Mitsubishi HC Capital, Inc.	31,200	145,215
Sofina S.A.	919	333,273
Wendel S.E.	1,587	161,473

		945,127

Diversified Telecommunication Services—0.9%
AT&T, Inc.	98,233	2,321,246
BT Group plc	155,225	369,964
Deutsche Telekom AG	31,936	596,473
HKT Trust & HKT, Ltd.	608,000	834,416
Koninklijke KPN NV	432,030	1,500,446
Lumen Technologies, Inc.	175,129	1,973,704
Nippon Telegraph & Telephone Corp.	25,000	726,421
Orange S.A.	50,375	595,670
Proximus SADP	49,349	918,488
Singapore Telecommunications, Ltd.	2,074,400	4,028,788
Swisscom AG	9,288	5,576,404
Telefonica Deutschland Holding AG	280,483	766,103
Telia Co. AB	517,787	2,073,536
Telstra Corp., Ltd.	148,247	437,196
United Internet AG	14,276	490,991
Verizon Communications, Inc.	32,805	1,671,087

		24,880,933

Electric Utilities—1.9%
Alliant Energy Corp.	25,539	1,595,677
American Electric Power Co., Inc.	20,734	2,068,631
Chubu Electric Power Co., Inc.	311,600	3,228,371
CK Infrastructure Holdings, Ltd.	201,500	1,348,319
CLP Holdings, Ltd.	314,000	3,059,893
Constellation Energy Corp.	27,775	1,562,344
Duke Energy Corp.	19,211	2,145,100
Edison International	26,716	1,872,792
Electricite de France S.A.	165,385	1,558,147
Elia Group S.A.	4,124	629,458
Emera, Inc.	14,591	723,277

BHFTI-281

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Endesa S.A.	10,670	$232,850
Enel S.p.A.	40,845	272,765
Entergy Corp.	13,560	1,583,130
Evergy, Inc.	23,767	1,624,237
Eversource Energy	21,512	1,897,143
Exelon Corp.	33,896	1,614,466
FirstEnergy Corp.	32,263	1,479,581
Fortis, Inc.	11,726	579,945
Fortum Oyj	17,983	326,451
HK Electric Investments & HK Electric Investments, Ltd.	241,000	235,260
Iberdrola S.A.	22,963	249,937
Kansai Electric Power Co., Inc. (The)	395,600	3,732,402
NextEra Energy, Inc.	23,923	2,026,517
NRG Energy, Inc.	30,701	1,177,690
Origin Energy, Ltd.	50,871	235,401
Pinnacle West Capital Corp.	28,598	2,233,504
Power Assets Holdings, Ltd.	294,500	1,918,296
PPL Corp.	67,285	1,921,660
Red Electrica Corp. S.A.	14,932	306,667
Southern Co. (The)	27,195	1,971,909
SSE plc	31,788	727,862
Terna - Rete Elettrica Nazionale	52,187	448,841
Tokyo Electric Power Co. Holdings, Inc. (a)	640,200	2,116,603
Xcel Energy, Inc.	26,733	1,929,321

		50,634,447

Electrical Equipment—0.1%
Ballard Power Systems, Inc. (a)	46,004	535,422
Eaton Corp. plc	4,625	701,890
Emerson Electric Co.	7,288	714,588
Generac Holdings, Inc. (a)	1,702	505,937
Prysmian S.p.A.	4,816	164,050
Siemens Gamesa Renewable Energy S.A. (a)	13,930	244,540
Vestas Wind Systems A/S	6,149	181,550

		3,047,977

Electronic Equipment, Instruments & Components—0.3%
Azbil Corp.	8,000	266,462
CDW Corp.	2,550	456,169
Corning, Inc.	14,469	534,051
Halma plc	16,132	526,576
Hamamatsu Photonics KK	6,400	340,618
Hexagon AB - B Shares	19,521	273,874
Hirose Electric Co., Ltd.	2,600	377,794
Ibiden Co., Ltd.	6,300	309,031
IPG Photonics Corp. (a)	4,074	447,162
Keyence Corp.	600	278,957
Kyocera Corp.	5,500	309,148
Murata Manufacturing Co., Ltd.	3,700	244,591
Omron Corp.	2,800	186,684
Teledyne Technologies, Inc. (a)	1,631	770,859
Trimble, Inc. (a)	9,032	651,568
Yokogawa Electric Corp.	12,400	211,544
Zebra Technologies Corp. - Class A (a)	1,071	443,073

		6,628,161

Energy Equipment & Services—0.1%
Baker Hughes Co.	27,812	1,012,635
Halliburton Co.	21,577	817,121
Schlumberger NV	17,787	734,781

		2,564,537

Entertainment—0.6%
Activision Blizzard, Inc.	14,647	1,173,371
Bollore SE	45,872	239,605
Capcom Co., Ltd.	23,700	573,129
Electronic Arts, Inc.	10,129	1,281,420
Embracer Group AB (a)	122,065	1,022,932
Koei Tecmo Holdings Co., Ltd.	11,700	382,612
Konami Holdings Corp.	6,500	410,848
Live Nation Entertainment, Inc. (a)	8,372	984,882
Netflix, Inc. (a)	2,477	927,859
Nexon Co., Ltd.	29,700	710,700
Nintendo Co., Ltd.	900	454,107
Sea, Ltd. (ADR) (a)	19,385	2,322,129
Square Enix Holdings Co., Ltd.	8,400	371,843
Take-Two Interactive Software, Inc. (a)	6,940	1,066,956
Toho Co., Ltd.	14,300	540,657
Ubisoft Entertainment S.A. (a)	8,799	387,363
Universal Music Group NV	28,838	765,580
Walt Disney Co. (The) (a)	7,849	1,076,569

		14,692,562

Equity Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc.	3,025	608,781
American Tower Corp.	2,004	503,445
Ascendas Real Estate Investment Trust	106,700	230,089
Canadian Apartment Properties	4,719	202,515
CapitaLand Integrated Commercial Trust	122,000	202,040
Covivio	1,378	109,330
Crown Castle International Corp.	4,321	797,657
Digital Realty Trust, Inc.	2,885	409,093
Equinix, Inc.	642	476,120
Equity Residential	5,224	469,742
Extra Space Storage, Inc.	1,945	399,892
Goodman Group	14,647	248,776
Healthpeak Properties, Inc.	13,192	452,881
Host Hotels & Resorts, Inc.	27,228	529,040
Iron Mountain, Inc.	10,149	562,356
Japan Metropolitan Fund Invest	131	110,696
Japan Real Estate Investment Corp.	50	262,000
Kimco Realty Corp.	17,143	423,432
Link	92,500	788,414
Mirvac Group	83,926	155,365
Nippon Building Fund, Inc.	51	289,615
ProLogis, Inc.	3,342	539,666
Public Storage	1,391	542,880
Realty Income Corp.	6,371	441,510
Regency Centers Corp.	5,949	424,402
RioCan Real Estate Investment Trust	9,144	184,540
Scentre Group	75,506	170,996
Segro plc	12,583	221,663
UDR, Inc.	8,820	506,003

BHFTI-282

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Unibail-Rodamco-Westfield (a)	1,687	$126,209
Ventas, Inc.	7,419	458,198
Vicinity Centres	124,221	171,757
Vornado Realty Trust	9,598	434,981
Welltower, Inc.	4,879	469,067
Weyerhaeuser Co.	10,973	415,877

		13,339,028

Food & Staples Retailing—0.7%
Aeon Co., Ltd.	19,800	422,409
Alimentation Couche-Tard, Inc.	9,080	409,059
Carrefour S.A.	15,157	328,812
Coles Group, Ltd.	47,750	636,448
Cosmos Pharmaceutical Corp.	3,300	400,840
Costco Wholesale Corp.	1,617	931,149
Empire Co., Ltd.	23,650	838,812
Endeavour Group, Ltd.	70,511	383,622
Etablissements Franz Colruyt NV	31,758	1,316,891
George Weston, Ltd.	4,401	541,962
HelloFresh SE (a)	11,605	524,394
J Sainsbury plc	151,647	502,145
Kesko Oyj - B Shares	7,904	218,158
Kobe Bussan Co., Ltd.	10,100	310,255
Koninklijke Ahold Delhaize NV	32,160	1,033,823
Kroger Co. (The)	18,332	1,051,707
Lawson, Inc.	28,100	1,073,955
Loblaw Cos., Ltd.	7,760	696,330
Metro, Inc.	21,489	1,236,930
Ocado Group plc (a)	22,039	336,882
Seven & i Holdings Co., Ltd.	12,000	570,963
Sysco Corp.	12,469	1,018,094
Tesco plc	115,553	417,763
Tsuruha Holdings, Inc.	5,300	336,602
Walgreens Boots Alliance, Inc.	23,143	1,036,112
Walmart, Inc.	8,221	1,224,271
Welcia Holdings Co., Ltd.	20,200	497,015
Woolworths Group, Ltd.	28,995	805,340

		19,100,743

Food Products—1.0%
Ajinomoto Co., Inc.	34,200	971,179
Archer-Daniels-Midland Co.	14,332	1,293,606
Associated British Foods plc	12,313	267,406
Barry Callebaut AG	388	908,557
Campbell Soup Co.	34,854	1,553,443
Chocoladefabriken Lindt & Spruengli AG	9	1,087,147
Conagra Brands, Inc.	44,187	1,483,357
Danone S.A.	4,214	232,140
General Mills, Inc.	18,636	1,262,030
Hershey Co. (The)	5,329	1,154,421
Hormel Foods Corp.	31,453	1,621,088
J.M. Smucker Co. (The)	10,949	1,482,604
JDE Peet’s NV	13,266	379,529
Kellogg Co.	22,559	1,454,830
Kerry Group plc - Class A	10,197	1,139,347
Kikkoman Corp.	3,800	251,678

Food Products—(Continued)
Kraft Heinz Co. (The)	39,628	1,560,947
Lamb Weston Holdings, Inc.	16,718	1,001,575
McCormick & Co., Inc.	15,141	1,511,072
MEIJI Holdings Co., Ltd.	16,700	905,695
Mondelez International, Inc. - Class A	15,194	953,879
Mowi ASA	10,277	277,050
Nisshin Seifun Group, Inc.	33,800	471,867
Nissin Foods Holdings Co., Ltd.	8,600	603,913
Orkla ASA	34,981	311,098
Saputo, Inc.	15,746	372,946
Toyo Suisan Kaisha, Ltd.	20,800	743,816
Tyson Foods, Inc. - Class A	11,430	1,024,471
Yakult Honsha Co., Ltd.	8,400	448,348

		26,729,039

Gas Utilities—0.4%
AltaGas, Ltd.	10,370	232,260
APA Group	68,085	539,919
Atmos Energy Corp.	9,029	1,078,875
Enagas S.A.	10,223	227,167
Hong Kong & China Gas Co., Ltd.	1,575,000	1,905,143
Naturgy Energy Group S.A.	10,000	298,626
Osaka Gas Co., Ltd.	200,600	3,443,910
Snam S.p.A.	78,165	451,401
Tokyo Gas Co., Ltd.	198,600	3,638,028

		11,815,329

Health Care Equipment & Supplies—0.7%
Abbott Laboratories	4,031	477,109
ABIOMED, Inc. (a)	1,812	600,207
Alcon, Inc.	8,969	708,489
Align Technology, Inc. (a)	1,035	451,260
Ambu A/S - Class B	37,608	552,307
Asahi Intecc Co., Ltd.	12,300	240,669
Baxter International, Inc.	5,797	449,499
Becton Dickinson & Co.	1,921	510,986
BioMerieux	3,567	380,195
Carl Zeiss Meditec AG	2,731	442,825
Cochlear, Ltd.	2,510	418,163
Coloplast A/S - Class B	5,841	884,634
Cooper Cos., Inc. (The)	1,597	666,891
Demant A/S (a)	11,596	524,563
Dentsply Sirona, Inc.	9,391	462,225
DexCom, Inc. (a)	1,201	614,432
DiaSorin S.p.A.	3,899	610,513
Edwards Lifesciences Corp. (a)	4,954	583,185
Getinge AB - B Shares	5,888	234,372
GN Store Nord AS	10,106	493,181
Hologic, Inc. (a)	8,131	624,623
Hoya Corp.	2,400	273,868
IDEXX Laboratories, Inc. (a)	997	545,419
Inmode, Ltd. (a)	13,468	497,104
Intuitive Surgical, Inc. (a)	1,764	532,163
Medtronic plc	7,717	856,201
Olympus Corp.	14,800	281,176
ResMed, Inc.	2,228	540,312

BHFTI-283

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Siemens Healthineers AG	6,724	$416,946
Smith & Nephew plc	23,730	378,247
Sonova Holding AG	1,717	716,162
STERIS plc	2,106	509,168
Straumann Holding AG	335	536,048
Stryker Corp.	1,899	507,698
Sysmex Corp.	4,100	297,719
Teleflex, Inc.	1,709	606,404
Terumo Corp.	10,800	327,086
Zimmer Biomet Holdings, Inc.	5,453	697,439
Zimvie, Inc.	545	12,448

		19,461,936

Health Care Providers & Services—0.3%
AmerisourceBergen Corp.	3,289	508,841
Amplifon S.p.A.	5,595	249,828
Anthem, Inc.	1,178	578,657
Cardinal Health, Inc.	8,631	489,378
Centene Corp. (a)	6,854	577,038
DaVita, Inc. (a)	4,186	473,478
Fresenius Medical Care AG & Co. KGaA	4,142	277,773
Fresenius SE & Co. KGaA	7,124	262,136
HCA Healthcare, Inc.	1,895	474,925
Henry Schein, Inc. (a)	5,759	502,127
Humana, Inc.	1,181	513,936
Laboratory Corp. of America Holdings (a)	2,078	547,885
McKesson Corp.	1,844	564,504
Medipal Holdings Corp.	22,300	367,498
Quest Diagnostics, Inc.	4,018	549,903
Ramsay Health Care, Ltd.	10,981	531,817
Sonic Healthcare, Ltd.	21,252	559,610
UnitedHealth Group, Inc.	1,191	607,374
Universal Health Services, Inc. - Class B	3,928	569,364

		9,206,072

Health Care Technology—0.0%
Cerner Corp.	5,066	473,975
M3, Inc.	6,800	246,102

		720,077

Hotels, Restaurants & Leisure—0.4%
Accor S.A. (a)	4,947	158,534
Aristocrat Leisure, Ltd.	10,036	272,089
Booking Holdings, Inc. (a)	244	573,022
Caesars Entertainment, Inc. (a)	5,792	448,069
Chipotle Mexican Grill, Inc. (a)	413	653,378
Compass Group plc	8,794	189,520
Darden Restaurants, Inc.	4,054	538,979
Domino’s Pizza Enterprises, Ltd.	4,881	318,020
Domino’s Pizza, Inc.	1,255	510,798
Entain plc (a)	8,704	186,688
Expedia Group, Inc. (a)	2,694	527,135
Flutter Entertainment plc (a)	3,433	393,785
Hilton Worldwide Holdings, Inc. (a)	3,894	590,876
InterContinental Hotels Group plc	2,871	194,415

Hotels, Restaurants & Leisure—(Continued)
La Francaise des Jeux SAEM	4,404	174,562
Las Vegas Sands Corp. (a)	11,464	445,606
Marriott International, Inc. - Class A (a)	2,738	481,204
McDonald’s Holdings Co. Japan, Ltd.	13,000	541,465
Oriental Land Co., Ltd.	2,200	420,027
Restaurant Brands International, Inc.	15,602	911,547
Sodexo S.A.	3,073	249,475
Starbucks Corp.	6,675	607,225
Tabcorp Holdings, Ltd.	70,446	279,354
Whitbread plc (a)	4,293	159,755
Wynn Resorts, Ltd. (a)	5,211	415,525

		10,241,053

Household Durables—0.2%
Berkeley Group Holdings plc	4,224	205,599
Garmin, Ltd.	6,959	825,407
Mohawk Industries, Inc. (a)	3,564	442,649
Newell Brands, Inc.	27,635	591,665
NVR, Inc. (a)	149	665,623
Open House Group Co., Ltd.	3,900	172,578
Persimmon plc	6,131	172,442
PulteGroup, Inc.	13,589	569,379
Sekisui Chemical Co., Ltd.	12,100	173,302
Sekisui House, Ltd.	11,500	222,980
Sony Group Corp.	2,800	288,991
Whirlpool Corp.	2,993	517,131

		4,847,746

Household Products—0.3%
Church & Dwight Co., Inc.	12,760	1,268,089
Clorox Co. (The)	8,165	1,135,180
Colgate-Palmolive Co.	11,782	893,429
Essity AB - Class B	11,208	264,077
Henkel AG & Co. KGaA	6,430	426,202
Kimberly-Clark Corp.	7,718	950,549
Lion Corp.	44,900	500,518
Procter & Gamble Co. (The)	9,051	1,382,993
Reckitt Benckiser Group plc	7,116	543,925
Unicharm Corp.	16,200	576,118

		7,941,080

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	67,361	1,733,198
Uniper SE	32,257	829,613

		2,562,811

Industrial Conglomerates—0.1%
3M Co.	4,248	632,442
CK Hutchison Holdings, Ltd.	99,500	729,500
General Electric Co.	4,536	415,044
Hitachi, Ltd.	2,900	145,314
Jardine Matheson Holdings, Ltd.	3,400	186,484
Siemens AG	1,330	184,288
Smiths Group plc	11,028	209,045

		2,502,117

BHFTI-284

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—0.5%
Admiral Group plc	6,107	$204,578
Aflac, Inc.	7,035	452,984
Ageas SA	5,312	267,329
AIA Group, Ltd.	42,000	439,716
Allstate Corp. (The)	3,669	508,193
Aon plc - Class A	1,826	594,600
Arthur J. Gallagher & Co.	2,703	471,944
Baloise Holding AG	853	152,000
Brown & Brown, Inc.	8,854	639,879
Chubb, Ltd.	2,354	503,521
Cincinnati Financial Corp.	3,311	450,164
CNP Assurances	5,131	123,713
Dai-ichi Life Holdings, Inc.	7,400	150,546
Everest Re Group, Ltd.	1,561	470,454
Fairfax Financial Holdings, Ltd.	368	200,765
Gjensidige Forsikring ASA	12,227	303,329
Hartford Financial Services Group, Inc. (The)	5,399	387,702
iA Financial Corp., Inc.	3,320	201,858
Insurance Australia Group, Ltd.	47,721	155,404
Intact Financial Corp.	1,865	275,569
Japan Post Holdings Co., Ltd.	32,600	239,461
Japan Post Insurance Co., Ltd.	8,000	139,943
Lincoln National Corp.	5,128	335,166
Medibank Private, Ltd.	101,351	232,075
MS&AD Insurance Group Holdings, Inc.	7,400	240,429
NN Group NV	2,183	110,025
Poste Italiane S.p.A.	14,726	167,054
Principal Financial Group, Inc.	5,836	428,421
Progressive Corp. (The)	3,812	434,530
Prudential Financial, Inc.	7,068	835,226
Prudential plc	8,824	130,346
Sampo Oyj - A Shares	2,906	141,847
Sompo Holdings, Inc.	3,900	171,550
Suncorp Group, Ltd.	20,830	172,241
Swiss Life Holding AG	200	127,657
Swiss Re AG	1,255	119,423
T&D Holdings, Inc.	10,000	135,668
Tokio Marine Holdings, Inc.	3,700	215,200
Travelers Cos., Inc. (The)	3,885	709,906
Tryg A/S	6,246	151,433
W.R. Berkley Corp.	7,421	494,131
Zurich Insurance Group AG	304	149,881

		12,835,861

Interactive Media & Services—0.3%
Alphabet, Inc. - Class A (a)	393	1,093,071
Auto Trader Group plc	83,961	695,041
Kakaku.com, Inc.	14,600	326,536
Match Group, Inc. (a)	11,256	1,223,977
Meta Platforms, Inc. - Class A (a)	6,099	1,356,174
Scout24 SE	7,905	453,464
Twitter, Inc. (a)	29,935	1,158,185
Z Holdings Corp.	67,900	294,813

		6,601,261

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (a)	231	753,048
Delivery Hero SE (a)	4,163	183,374
eBay, Inc.	10,813	619,152
Etsy, Inc. (a)	4,165	517,626
Fiverr International, Ltd. (a)	1,854	141,034
Just Eat Takeaway.com NV (a)	7,349	246,676
Prosus NV	3,612	191,210
Rakuten Group, Inc.	29,300	230,985
Zalando SE (a)	2,931	148,781
ZOZO, Inc.	7,200	191,277

		3,223,163

IT Services—0.6%
Accenture plc - Class A	2,268	764,838
Adyen NV (a)	208	410,919
Akamai Technologies, Inc. (a)	4,369	521,615
Automatic Data Processing, Inc.	2,294	521,977
Bechtle AG	7,108	401,132
Broadridge Financial Solutions, Inc.	4,554	709,103
Capgemini SE	959	213,323
Cognizant Technology Solutions Corp. - Class A	5,548	497,489
Computershare, Ltd.	30,903	565,372
DXC Technology Co. (a)	11,828	385,948
Edenred	4,377	216,379
EPAM Systems, Inc. (a)	1,103	327,161
Fidelity National Information Services, Inc.	5,309	533,130
Fiserv, Inc. (a)	6,135	622,089
Gartner, Inc. (a)	1,565	465,525
Global Payments, Inc.	3,666	501,655
GMO Payment Gateway, Inc.	2,500	255,227
Itochu Techno-Solutions Corp.	14,000	357,579
Jack Henry & Associates, Inc.	2,939	579,130
MasterCard, Inc. - Class A	1,324	473,171
NEC Corp.	6,500	272,685
Nexi S.p.A. (a)	26,624	307,536
Nomura Research Institute, Ltd.	9,300	304,159
NTT Data Corp.	13,800	270,668
Nuvei Corp. (a)	4,574	343,923
Obic Co., Ltd.	1,700	254,725
Otsuka Corp.	6,500	230,820
Paychex, Inc.	4,431	604,698
PayPal Holdings, Inc. (a)	4,783	553,154
SCSK Corp.	13,000	222,777
Shopify, Inc. - Class A (a)	402	271,870
TIS, Inc.	13,900	325,109
VeriSign, Inc. (a)	2,406	535,239
Visa, Inc. - Class A	2,815	624,282
Wix.com, Ltd. (a)	7,794	814,161

		15,258,568

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	4,300	325,746
Hasbro, Inc.	6,351	520,274
Shimano, Inc.	1,200	274,482

		1,120,502

BHFTI-285

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	4,726	$625,392
Bachem Holding AG - Class B	1,095	600,882
Bio-Rad Laboratories, Inc. - Class A (a)	991	558,161
Bio-Techne Corp.	1,175	508,822
Charles River Laboratories International, Inc. (a)	1,737	493,256
Eurofins Scientific SE	2,457	243,569
Illumina, Inc. (a)	1,714	598,872
IQVIA Holdings, Inc. (a)	2,253	520,916
Lonza Group AG	973	704,922
Mettler-Toledo International, Inc. (a)	339	465,511
PerkinElmer, Inc.	2,652	462,668
QIAGEN NV (a)	11,966	587,360
Sartorius Stedim Biotech	943	386,486
Thermo Fisher Scientific, Inc.	941	555,802
Waters Corp. (a)	1,560	484,208
West Pharmaceutical Services, Inc.	1,197	491,620

		8,288,447

Machinery—0.3%
Alfa Laval AB	8,741	300,592
Caterpillar, Inc.	2,681	597,380
CNH Industrial NV	14,835	234,899
Daifuku Co., Ltd.	2,600	185,737
Daimler Truck Holding AG (a)	6,391	177,549
Deere & Co.	1,225	508,939
Dover Corp.	4,084	640,780
Fortive Corp.	10,481	638,607
GEA Group AG	4,611	190,510
Hitachi Construction Machinery Co., Ltd.	7,900	204,713
Husqvarna AB - B Shares	15,232	158,763
Ingersoll Rand, Inc.	10,185	512,815
Komatsu, Ltd.	10,500	251,955
Kone Oyj - Class B	2,749	143,980
Kubota Corp.	7,200	134,985
Kurita Water Industries, Ltd.	4,600	169,787
Makita Corp.	5,900	188,969
MISUMI Group, Inc.	5,600	166,621
Mitsubishi Heavy Industries, Ltd.	5,400	177,838
Miura Co., Ltd.	5,800	143,046
NGK Insulators, Ltd.	14,600	208,443
Nordson Corp.	2,617	594,268
Otis Worldwide Corp.	7,014	539,727
Parker-Hannifin Corp.	1,818	515,876
Schindler Holding AG	1,174	248,924
Snap-on, Inc.	3,244	666,577
Spirax-Sarco Engineering plc	959	157,154
Techtronic Industries Co., Ltd.	22,500	362,470
Wartsila Oyj Abp	20,621	188,339

		9,210,243

Marine—0.0%
Nippon Yusen KK	1,700	148,567

Media—0.5%
Charter Communications, Inc. - Class A (a)	2,077	1,133,045
Comcast Corp. - Class A	32,254	1,510,132

Media—(Continued)
CyberAgent, Inc.	34,700	430,236
Dentsu Group, Inc.	7,200	294,429
Discovery, Inc. - Class A (a)	28,850	718,942
DISH Network Corp. - Class A (a)	32,982	1,043,880
Fox Corp. - Class B	33,329	1,209,176
Hakuhodo DY Holdings, Inc.	24,400	306,616
Informa plc (a)	41,536	325,985
Interpublic Group of Cos., Inc. (The)	34,692	1,229,831
News Corp. - Class B	16,455	370,567
Omnicom Group, Inc.	15,680	1,330,918
Paramount Global - Class B	26,532	1,003,175
Pearson plc	75,978	742,298
Publicis Groupe S.A.	3,903	237,093
Vivendi SE	19,928	260,089
WPP plc	21,114	276,303

		12,422,715

Metals & Mining—0.4%
Agnico Eagle Mines, Ltd.	6,728	411,704
Anglo American plc	4,988	257,264
Antofagasta plc	15,240	332,784
Barrick Gold Corp.	27,157	666,027
BlueScope Steel, Ltd.	16,238	250,919
Evolution Mining, Ltd.	161,161	523,664
First Quantum Minerals, Ltd.	7,444	257,710
Fortescue Metals Group, Ltd.	22,179	340,355
Franco-Nevada Corp.	3,056	486,310
Freeport-McMoRan, Inc.	19,874	988,533
Hitachi Metals, Ltd. (a)	9,900	165,646
Ivanhoe Mines, Ltd. - Class A (a)	23,597	220,086
JFE Holdings, Inc.	12,800	180,131
Kinross Gold Corp.	61,763	362,629
Lundin Mining Corp.	23,228	235,411
Newcrest Mining, Ltd.	19,723	391,533
Newmont Corp.	19,945	1,584,630
Nippon Steel Corp.	13,200	234,005
Northern Star Resources, Ltd.	67,606	535,808
Nucor Corp.	5,685	845,075
Pan American Silver Corp.	11,172	304,914
Rio Tinto plc	3,846	305,088
Rio Tinto, Ltd.	2,229	197,452
South32, Ltd.	81,286	302,694
Sumitomo Metal Mining Co., Ltd.	4,200	212,070
Teck Resources, Ltd. - Class B	6,662	269,006
Wheaton Precious Metals Corp.	10,034	477,160

		11,338,608

Multi-Utilities—0.9%
Algonquin Power & Utilities Corp.	27,493	426,420
Ameren Corp.	15,228	1,427,777
CenterPoint Energy, Inc.	43,935	1,346,168
CMS Energy Corp.	20,668	1,445,520
Consolidated Edison, Inc.	18,437	1,745,615
Dominion Energy, Inc.	23,449	1,992,462
DTE Energy Co.	11,024	1,457,483
E.ON SE	114,661	1,333,472

BHFTI-286

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
Engie S.A.	108,305	$1,419,706
National Grid plc	79,999	1,228,760
NiSource, Inc.	42,038	1,336,808
Public Service Enterprise Group, Inc.	27,267	1,908,690
RWE AG	26,644	1,162,167
Sempra Energy	13,241	2,226,077
Veolia Environnement S.A.	51,201	1,633,791
WEC Energy Group, Inc.	19,839	1,980,131

		24,071,047

Multiline Retail—0.2%
Canadian Tire Corp., Ltd. - Class A	5,646	852,489
Dollar General Corp.	3,063	681,916
Dollar Tree, Inc. (a)	4,193	671,509
Dollarama, Inc.	18,779	1,065,017
Next plc	2,457	193,748
Pan Pacific International Holdings Corp.	48,200	773,064
Ryohin Keikaku Co., Ltd.	12,800	149,278
Target Corp.	2,725	578,299
Wesfarmers, Ltd.	15,984	600,592

		5,565,912

Oil, Gas & Consumable Fuels—1.6%
APA Corp.	20,031	827,881
BP plc	193,322	944,771
Chevron Corp.	8,549	1,392,034
ConocoPhillips	10,253	1,025,300
Coterra Energy, Inc.	43,063	1,161,409
Devon Energy Corp.	12,083	714,468
Diamondback Energy, Inc.	5,942	814,529
ENEOS Holdings, Inc.	1,483,500	5,575,764
EOG Resources, Inc.	6,647	792,522
Exxon Mobil Corp.	14,548	1,201,519
Hess Corp.	10,385	1,111,610
Idemitsu Kosan Co., Ltd.	154,700	4,267,984
Inpex Corp.	397,200	4,716,551
Kinder Morgan, Inc.	55,097	1,041,884
Lundin Energy AB	83,086	3,522,393
Marathon Oil Corp.	35,389	888,618
Marathon Petroleum Corp.	9,244	790,362
Occidental Petroleum Corp.	20,251	1,149,042
ONEOK, Inc.	16,588	1,171,610
Phillips 66	10,969	947,612
Pioneer Natural Resources Co.	3,522	880,606
Shell plc	40,255	1,104,748
TotalEnergies SE	68,266	3,463,731
Valero Energy Corp.	10,169	1,032,560
Williams Cos., Inc. (The)	34,792	1,162,401

		41,701,909

Paper & Forest Products—0.0%
Mondi plc	10,910	211,503
Oji Holdings Corp.	52,400	260,507
Svenska Cellulosa AB SCA - Class B	14,558	282,669
UPM-Kymmene Oyj	3,903	127,357
West Fraser Timber Co., Ltd.	2,236	183,974

		1,066,010

Personal Products—0.2%
Beiersdorf AG	5,747	603,902
Estee Lauder Cos., Inc. (The) - Class A	3,605	981,713
Kao Corp.	12,200	500,831
Kobayashi Pharmaceutical Co., Ltd.	6,100	489,029
Kose Corp.	3,000	313,766
L’Oreal S.A.	676	270,580
Pola Orbis Holdings, Inc.	19,200	249,830
Shiseido Co., Ltd.	6,100	309,154
Unilever plc	12,201	552,336

		4,271,141

Pharmaceuticals—0.6%
AstraZeneca plc	4,637	614,918
Bayer AG	4,592	314,172
Bristol-Myers Squibb Co.	8,420	614,913
Catalent, Inc. (a)	5,550	615,495
Chugai Pharmaceutical Co., Ltd.	7,400	247,481
Daiichi Sankyo Co., Ltd.	9,700	212,803
Eisai Co., Ltd.	5,600	259,521
Eli Lilly and Co.	2,078	595,077
GlaxoSmithKline plc	20,427	440,486
Hikma Pharmaceuticals plc	24,607	662,034
Ipsen S.A.	1,751	218,732
Johnson & Johnson	4,929	873,567
Kyowa Kirin Co., Ltd.	12,600	292,324
Merck & Co., Inc.	6,905	566,555
Merck KGaA	2,144	449,015
Nippon Shinyaku Co., Ltd.	5,500	373,963
Novartis AG	10,924	958,051
Novo Nordisk A/S - Class B	7,927	877,889
Ono Pharmaceutical Co., Ltd.	12,200	306,397
Organon & Co.	17,922	626,015
Orion Oyj - Class B	3,302	149,834
Otsuka Holdings Co., Ltd.	8,500	294,035
Pfizer, Inc.	10,665	552,127
Recordati Industria Chimica e Farmaceutica S.p.A.	7,584	381,266
Roche Holding AG	2,655	1,160,820
Sanofi	2,763	281,782
Santen Pharmaceutical Co., Ltd.	33,800	338,355
Shionogi & Co., Ltd.	4,600	282,504
Sumitomo Dainippon Pharma Co., Ltd.	25,300	249,842
Taisho Pharmaceutical Holdings Co., Ltd.	8,700	403,538
Takeda Pharmaceutical Co., Ltd.	7,100	203,201
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	105,342	989,161
UCB S.A.	7,224	864,803
Viatris, Inc.	40,574	441,445
Vifor Pharma AG (a)	2,269	404,543

		17,116,664

Professional Services—0.2%
Benefit One, Inc.	7,400	154,935
Equifax, Inc.	2,636	624,996
Experian plc	5,625	216,928
Intertek Group plc	2,448	167,175
Leidos Holdings, Inc.	6,760	730,215
Nielsen Holdings plc	36,454	993,007

BHFTI-287

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Nihon M&A Center Holdings, Inc.	10,100	$140,355
Recruit Holdings Co., Ltd.	3,600	157,598
RELX plc	7,862	244,887
Robert Half International, Inc.	4,019	458,889
SGS S.A.	60	166,717
Teleperformance SE	385	146,808
Thomson Reuters Corp.	6,916	750,877
Verisk Analytics, Inc.	4,009	860,452
Wolters Kluwer NV	2,626	279,536

		6,093,375

Real Estate Management & Development—0.2%
Azrieli Group, Ltd.	1,186	104,056
CapitaLand Investment, Ltd. (a)	30,300	88,827
CBRE Group, Inc. - Class A (a)	3,721	340,546
CK Asset Holdings, Ltd.	63,500	434,005
Daito Trust Construction Co., Ltd.	2,100	222,809
Daiwa House Industry Co., Ltd.	7,900	206,393
ESR Cayman, Ltd. (a)	84,400	261,286
FirstService Corp.	1,653	239,101
Hang Lung Properties, Ltd.	223,000	448,662
Henderson Land Development Co., Ltd.	128,000	531,395
Hongkong Land Holdings, Ltd.	108,300	528,304
LEG Immobilien SE	1,324	151,203
Lendlease Corp Ltd	15,052	125,099
Mitsui Fudosan Co., Ltd.	7,800	166,881
Nomura Real Estate Holdings, Inc.	4,800	114,951
Sagax AB - Class B	4,376	132,379
Sino Land Co., Ltd.	284,000	366,665
Sumitomo Realty & Development Co., Ltd.	5,600	154,790
Sun Hung Kai Properties, Ltd.	42,000	500,311
Swire Properties, Ltd.	158,600	393,228
Swiss Prime Site AG	2,180	214,902
Vonovia SE	3,329	155,655
Wharf Real Estate Investment Co., Ltd.	56,000	276,732

		6,158,180

Road & Rail—0.2%
Aurizon Holdings, Ltd.	116,133	318,890
Canadian National Railway Co.	3,728	500,088
Canadian Pacific Railway, Ltd.	5,669	467,886
Central Japan Railway Co.	1,900	247,642
CSX Corp.	19,476	729,376
East Japan Railway Co.	2,700	156,708
Hankyu Hanshin Holdings, Inc.	8,400	242,972
Keio Corp.	6,500	253,762
Keisei Electric Railway Co., Ltd.	6,200	172,555
Kintetsu Group Holdings Co., Ltd.	10,400	297,538
MTR Corp., Ltd.	146,500	790,631
Nippon Express Holdings, Inc.	2,700	185,592
Old Dominion Freight Line, Inc.	2,965	885,586
TFI International, Inc.	3,063	326,232
Tobu Railway Co., Ltd.	14,000	340,620
Tokyu Corp.	23,600	306,532
West Japan Railway Co.	4,700	195,078

		6,417,688

Semiconductors & Semiconductor Equipment—0.4%
Advantest Corp.	2,600	203,935
Applied Materials, Inc.	3,759	495,436
ASM International NV	1,271	460,738
ASML Holding NV	683	455,561
Disco Corp.	700	195,259
Infineon Technologies AG	8,552	292,166
Intel Corp.	12,349	612,016
KLA Corp.	1,236	452,450
Lam Research Corp.	720	387,079
Lasertec Corp.	1,000	168,123
Microchip Technology, Inc.	7,082	532,141
Monolithic Power Systems, Inc.	1,161	563,875
NVIDIA Corp.	1,543	421,023
NXP Semiconductors NV	2,342	433,457
Qorvo, Inc. (a)	3,707	460,039
QUALCOMM, Inc.	3,009	459,835
Renesas Electronics Corp. (a)	16,700	193,239
Rohm Co., Ltd.	3,100	240,937
Skyworks Solutions, Inc.	3,544	472,344
STMicroelectronics NV	5,095	221,333
SUMCO Corp.	11,300	185,407
Teradyne, Inc.	4,499	531,917
Texas Instruments, Inc.	3,071	563,467
Tokyo Electron, Ltd.	500	256,737

		9,258,514

Software—0.6%
Adobe, Inc. (a)	1,274	580,460
ANSYS, Inc. (a)	1,982	629,582
Autodesk, Inc. (a)	2,401	514,654
AVEVA Group plc	10,543	336,603
Blackberry, Ltd. (a)	39,183	290,546
Cadence Design Systems, Inc. (a)	3,539	582,024
Ceridian HCM Holding, Inc. (a)	7,218	493,423
Check Point Software Technologies, Ltd. (a)	7,629	1,054,786
Citrix Systems, Inc.	4,391	443,052
Constellation Software, Inc.	165	282,050
CyberArk Software, Ltd. (a)	4,727	797,681
Dassault Systemes SE	6,606	325,510
Fortinet, Inc. (a)	1,307	446,654
Lightspeed Commerce, Inc. (a)	6,428	196,056
Nemetschek SE	4,079	395,687
Nice, Ltd. (a)	4,325	946,788
NortonLifeLock, Inc.	15,273	405,040
Open Text Corp.	5,698	241,612
Oracle Corp. Japan	5,800	402,785
Paycom Software, Inc. (a)	1,366	473,155
PTC, Inc. (a)	4,815	518,672
Sage Group plc (The)	47,404	434,710
Salesforce.com, Inc. (a)	2,987	634,200
SAP SE	3,172	353,942
ServiceNow, Inc. (a)	1,058	589,190
Sinch AB (a)	23,112	156,494
Temenos AG	4,443	425,713
Trend Micro, Inc.	10,000	583,741
Tyler Technologies, Inc. (a)	1,059	471,139

BHFTI-288

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
WiseTech Global, Ltd.	12,050	$453,963
Xero, Ltd. (a)	4,949	374,846

		14,834,758

Specialty Retail—0.3%
Advance Auto Parts, Inc.	2,733	565,622
AutoZone, Inc. (a)	282	576,572
Bath & Body Works, Inc.	9,582	458,020
Best Buy Co., Inc.	5,839	530,765
CarMax, Inc. (a)	4,789	462,043
Chow Tai Fook Jewellery Group, Ltd.	115,600	209,373
Fast Retailing Co., Ltd.	500	256,863
H & M Hennes & Mauritz AB - B Shares	8,154	108,894
Industria de Diseno Textil S.A.	22,322	485,701
JD Sports Fashion plc	86,651	167,800
Kingfisher plc	51,730	172,641
Nitori Holdings Co., Ltd.	2,000	251,164
O’Reilly Automotive, Inc. (a)	944	646,602
Ross Stores, Inc.	6,621	598,936
TJX Cos., Inc. (The)	10,814	655,112
Tractor Supply Co.	2,742	639,900
Ulta Beauty, Inc. (a)	1,509	600,914
USS Co., Ltd.	14,100	237,160

		7,624,082

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	2,740	478,431
Brother Industries, Ltd.	10,100	183,923
Canon, Inc.	15,500	377,311
FUJIFILM Holdings Corp.	10,700	654,592
HP, Inc.	11,143	404,491
Logitech International S.A.	7,869	583,182
NetApp, Inc.	4,593	381,219
Ricoh Co., Ltd.	27,900	242,056
Seiko Epson Corp.	12,700	190,408

		3,495,613

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	866	202,225
Burberry Group plc	7,380	161,158
EssilorLuxottica S.A.	1,295	236,396
Gildan Activewear, Inc.	17,397	652,518
Hermes International	252	357,432
LVMH Moet Hennessy Louis Vuitton SE	301	214,333
Moncler S.p.A.	8,687	483,777
NIKE, Inc. - Class B	4,076	548,466
Pandora A/S	2,387	225,834
Puma SE	2,228	190,171
Ralph Lauren Corp.	5,065	574,574
Swatch Group AG (The) - Bearer Shares	914	259,721
Tapestry, Inc.	13,070	485,550
VF Corp.	12,094	687,665

		5,279,820

Tobacco—0.1%
Altria Group, Inc.	22,792	1,190,882
British American Tobacco plc	10,353	433,029
Imperial Brands plc	19,064	401,412
Philip Morris International, Inc.	10,072	946,164
Swedish Match AB	43,936	330,488

		3,301,975

Trading Companies & Distributors—0.2%
Brenntag SE	2,349	189,938
Fastenal Co.	14,089	836,887
IMCD NV	1,467	249,431
ITOCHU Corp.	5,000	169,610
Marubeni Corp.	14,000	163,332
Mitsubishi Corp.	10,300	388,084
Mitsui & Co., Ltd.	6,300	171,610
MonotaRO Co., Ltd.	11,200	240,011
Reece, Ltd.	11,764	165,960
Sumitomo Corp.	9,000	156,064
Toromont Industries, Ltd.	4,128	391,320
Toyota Tsusho Corp.	4,000	164,587
WW Grainger, Inc.	1,311	676,201

		3,963,035

Transportation Infrastructure—0.1%
Aena SME S.A. (a)	1,559	258,258
Aeroports de Paris (a)	1,119	167,583
Atlantia S.p.A. (a)	9,640	200,470
Auckland International Airport, Ltd. (a)	89,467	483,800
Transurban Group	24,463	246,456

		1,356,567

Water Utilities—0.1%
American Water Works Co., Inc.	6,749	1,117,162
Severn Trent plc	25,104	1,013,298
United Utilities Group plc	64,942	957,207

		3,087,667

Wireless Telecommunication Services—0.2%
KDDI Corp.	30,000	985,389
SoftBank Corp.	67,300	786,589
SoftBank Group Corp.	5,900	265,365
T-Mobile U.S., Inc. (a)	13,381	1,717,451
Tele2 AB - B Shares	141,854	2,141,536
Vodafone Group plc	291,735	478,640

		6,374,970

Total Common Stocks (Cost $574,773,433)		585,903,744

Foreign Government—19.9%

Sovereign—19.9%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (b)	87,774,463	120,155,239

BHFTI-289

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
France Government Bond OAT 0.100%, 03/01/28 (EUR) (b)	19,411,888	$24,301,415
0.100%, 03/01/29 (EUR) (b)	15,044,332	19,269,753
0.100%, 07/25/31 (144A) (EUR) (b)	11,347,560	14,846,887
0.700%, 07/25/30 (144A) (EUR) (b)	30,245,216	41,320,568
1.850%, 07/25/27 (EUR) (b)	27,664,687	38,124,755
Italy Buoni Poliennali Del Tesoro 0.100%, 05/15/23 (EUR) (b)	5,419,100	6,382,663
0.150%, 05/15/51 (144A) (EUR) (b)	5,277,400	5,812,785
0.400%, 05/15/30 (144A) (EUR) (b)	8,522,720	10,227,453
0.650%, 05/15/26 (EUR) (b)	4,934,859	6,013,512
1.250%, 09/15/32 (144A) (EUR) (b)	6,597,420	8,596,414
1.300%, 05/15/28 (144A) (EUR) (b)	8,794,400	11,204,351
2.350%, 09/15/24 (144A) (EUR) (b)	5,531,150	6,993,973
2.550%, 09/15/41 (144A) (EUR) (b)	2,391,940	3,984,175
3.100%, 09/15/26 (144A) (EUR) (b)	7,004,220	9,559,439
United Kingdom Gilt Inflation Linked Bonds 0.125%, 08/10/28 (GBP) (b)	19,984,754	32,226,769
0.125%, 03/22/29 (GBP) (b)	20,620,583	33,625,140
0.125%, 08/10/31 (GBP) (b)	4,761,108	8,193,410
0.125%, 08/10/48 (GBP) (b)	5,780,700	13,166,462
0.125%, 03/22/58 (GBP) (b)	6,207,800	16,422,680
0.125%, 11/22/65 (GBP) (b)	6,099,400	18,503,688
0.125%, 03/22/68 (GBP) (b)	6,107,184	19,740,013
1.250%, 11/22/27 (GBP) (b)	1,016,620	1,712,036
1.250%, 11/22/32 (GBP) (b)	29,409,515	57,371,189

Total Foreign Government (Cost $522,569,519)		527,754,769

U.S. Treasury & Government Agencies—17.9%

U.S. Treasury—17.9%
U.S. Treasury Inflation Indexed Notes 0.125%, 10/15/25 (b)	28,164,760	29,521,839
0.125%, 04/15/26 (b)	2,250,717	2,352,527
0.125%, 01/15/30 (b)	51,782,604	54,656,943
0.125%, 07/15/30 (b)	97,457,514	103,346,841
0.125%, 01/15/31 (b)	57,981,501	61,359,603
0.125%, 07/15/31 (b)	37,228,850	39,592,736
0.250%, 07/15/29 (b)	55,270,646	58,999,256
0.375%, 07/15/27 (b)	8,353,375	8,896,834
0.500%, 01/15/28 (b)	40,668,398	43,500,889
0.750%, 07/15/28 (b)	51,799,172	56,647,251
0.875%, 01/15/29 (b)	15,851,256	17,500,468

Total U.S. Treasury & Government Agencies (Cost $491,634,045)		476,375,187

Mutual Funds—2.3%

Investment Company Securities—2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $66,534,800)	500,000	60,470,000

Preferred Stocks—0.0%
Security Description	Shares/ Principal Amount*	Value

Automobiles—0.0%
Porsche Automobil Holding SE	1,817	$176,030

Chemicals—0.0%
Fuchs Petrolub SE	6,561	238,349

Health Care Equipment & Supplies—0.0%
Sartorius AG	883	392,149

Total Preferred Stocks (Cost $817,667)		806,528

Short-Term Investments—37.2%

Mutual Funds—30.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.210% (c)	224,577,635	224,577,635
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.070% (c)	219,130,147	219,130,147
State Street Institutional Treasury Plus Money Market Fund, Institutional Class 0.230% (c)	104,441,624	104,441,624
State Street Institutional Liquid Reserves Fund, Premier Class 0.310% (c)	1,982	1,982
UBS Select Treasury Institutional Fund, Institutional Class, 0.130% (c)	257,409,214	257,409,214

		805,560,602

U.S. Treasury—6.9%
U.S. Treasury Bill 0.162%, 06/23/22 (d) (e)	182,000,000	181,804,356

Total Short-Term Investments (Cost $987,492,625)		987,364,958

Total Investments—99.4% (Cost $2,643,822,089)		2,638,675,186
Other assets and liabilities (net)—0.6%		15,986,986

Net Assets—100.0%		$2,654,662,172

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $139,849,504.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $112,546,045, which is 4.2% of net assets.

BHFTI-290

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	20,100,000	BNY	04/28/22	USD	15,048,629	$3,544
CAD	29,200,000	BNY	04/28/22	USD	23,250,981	(103,193)
CHF	16,000,000	BBH	04/28/22	USD	17,134,107	(194,931)
EUR	284,000,000	BNY	04/28/22	USD	312,979,644	(1,416,111)
EUR	53,200,000	BBH	04/28/22	USD	58,408,440	(485,413)
GBP	17,100,000	BNY	04/28/22	USD	22,374,170	(85,679)
GBP	153,200,000	BBH	04/28/22	USD	202,197,190	977,963
HKD	142,600,000	SSBT	04/28/22	USD	18,217,395	9,252
JPY	13,549,056	BNY	04/28/22	USD	111,354	11
JPY	10,998,000,000	BBH	04/28/22	USD	89,152,612	(1,226,833)

Net Unrealized Depreciation						$(2,521,390)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	04/14/22	52	EUR	7,529,704	$597,920
Australian 10 Year Treasury Bond Futures	06/15/22	2,494	AUD	316,097,117	(9,534,502)
Brent Crude Oil Futures	05/31/22	177	USD	18,183,210	(329,634)
Canada Government Bond 10 Year Futures	06/21/22	2,092	CAD	273,131,520	(9,547,405)
Cattle Feeder Futures	08/25/22	235	USD	20,865,063	(276,565)
Cocoa Futures	07/14/22	1,096	USD	29,449,520	1,146,909
Coffee “C” Futures	07/19/22	162	USD	13,756,838	136,563
Copper Futures	05/26/22	241	USD	28,624,775	1,755,003
Corn Futures	07/14/22	559	USD	20,487,350	1,043,989
Cotton No. 2 Futures	07/07/22	219	USD	14,461,665	1,657,687
DAX Index Futures	06/17/22	19	EUR	6,855,675	294,020
Euro-BTP Futures	06/08/22	502	EUR	69,431,620	(3,400,336)
Euro-Bobl Futures	06/08/22	1,378	EUR	177,569,080	(6,254,632)
Euro-Bund Futures	06/08/22	568	EUR	90,118,880	(5,013,039)
Euro-Buxl 30 Year Bond Futures	06/08/22	219	EUR	40,777,800	(3,794,513)
FTSE 100 Index Futures	06/17/22	134	GBP	10,031,240	698,433
Gold 100 oz. Futures	06/28/22	514	USD	100,435,600	380,865
Hang Seng Index Futures	04/28/22	85	HKD	93,457,500	356,072
IBEX 35 Index Futures	04/14/22	70	EUR	5,891,130	184,220
Japanese Government 10 Year Bond Futures	06/13/22	495	JPY	74,101,500,000	(3,924,585)
LME Nickel Futures	06/13/22	167	USD	32,164,200	8,868,648
LME Primary Aluminum Futures	06/13/22	487	USD	42,509,013	2,142,435
LME Zinc Futures	06/13/22	355	USD	37,172,938	4,193,834
Lean Hogs Futures	06/14/22	144	USD	6,948,000	344,873
Live Cattle Futures	06/30/22	619	USD	33,952,150	173,778
Low Sulphur Gas Oil Futures	06/10/22	228	USD	21,939,300	559,599
MSCI Emerging Markets Index Mini Futures	06/17/22	2,357	USD	132,640,175	5,480,331
Natural Gas Futures	05/26/22	917	USD	52,278,170	6,334,696
New York Harbor ULSD Futures	05/31/22	155	USD	20,837,859	270,457
OMX Stockholm 30 Index Futures	04/13/22	299	SEK	62,341,500	158,818
RBOB Gasoline Futures	05/31/22	147	USD	19,125,817	296,858
Russell 2000 Index E-Mini Futures	06/17/22	1,477	USD	152,603,640	4,378,795
S&P 500 Index E-Mini Futures	06/17/22	543	USD	123,009,863	7,672,191
S&P TSX 60 Index Futures	06/16/22	74	CAD	19,493,080	313,693
SPI 200 Index Futures	06/16/22	102	AUD	19,071,450	714,933
Silver Futures	05/26/22	330	USD	41,469,450	2,836,079
Soybean Futures	07/14/22	183	USD	14,621,700	(471,730)

BHFTI-291

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Soybean Meal Futures	07/14/22	354	USD	16,262,760	$(245,469)
Soybean Oil Futures	07/14/22	304	USD	12,519,936	(225,732)
Sugar No. 11 Futures	06/30/22	920	USD	19,907,328	868,257
TOPIX Index Futures	06/09/22	69	JPY	1,343,085,000	1,013,772
U.S. Treasury Long Bond Futures	06/21/22	1,140	USD	171,071,250	(5,253,656)
U.S. Treasury Note 10 Year Futures	06/21/22	3,492	USD	429,079,500	(13,067,483)
U.S. Treasury Note 2 Year Futures	06/30/22	2,926	USD	620,083,409	(8,635,457)
U.S. Treasury Note 5 Year Futures	06/30/22	4,790	USD	549,353,125	(14,752,769)
U.S. Treasury Ultra Long Bond Futures	06/21/22	281	USD	49,772,125	(2,002,187)
United Kingdom Long Gilt Bond Futures	06/28/22	1,358	GBP	164,630,340	(2,004,146)
WTI Crude Oil Futures	05/20/22	186	USD	18,324,720	2,628,956
WTI Crude Oil Futures	06/21/22	5	USD	484,400	15,176
Wheat Futures	07/14/22	427	USD	21,392,700	(1,163,867)

Futures Contracts—Short
LME Nickel Futures	06/13/22	(25)	USD	(4,815,000)	(1,396,452)
LME Primary Aluminum Futures	06/13/22	(84)	USD	(7,332,150)	(638,741)
LME Zinc Futures	06/13/22	(48)	USD	(5,026,200)	(743,895)

Net Unrealized Depreciation					$(35,158,935)

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BNY)—	Bank of New York
(SSBT)—	State Street Bank and Trust Co.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTI-292

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,284,525	$317,895	$—	$4,602,420
Air Freight & Logistics	2,631,051	130,037	—	2,761,088
Airlines	1,573,826	459,929	—	2,033,755
Auto Components	1,080,886	1,228,980	—	2,309,866
Automobiles	469,834	1,525,379	—	1,995,213
Banks	6,437,025	5,539,435	—	11,976,460
Beverages	7,054,456	5,645,776	—	12,700,232
Biotechnology	4,691,539	1,589,083	—	6,280,622
Building Products	3,381,428	1,263,399	—	4,644,827
Capital Markets	5,362,903	1,885,289	—	7,248,192
Chemicals	15,889,888	9,543,378	—	25,433,266
Commercial Services & Supplies	2,355,459	1,136,895	—	3,492,354
Communications Equipment	1,757,251	532,130	—	2,289,381
Construction & Engineering	1,012,803	716,117	—	1,728,920
Construction Materials	1,744,369	863,658	—	2,608,027
Consumer Finance	1,467,697	—	—	1,467,697
Containers & Packaging	7,226,857	445,754	—	7,672,611
Distributors	996,792	—	—	996,792
Diversified Consumer Services	—	314,384	—	314,384
Diversified Financial Services	—	945,127	—	945,127
Diversified Telecommunication Services	5,966,037	18,914,896	—	24,880,933
Electric Utilities	30,006,924	20,627,523	—	50,634,447
Electrical Equipment	2,457,837	590,140	—	3,047,977
Electronic Equipment, Instruments & Components	3,302,882	3,325,279	—	6,628,161
Energy Equipment & Services	2,564,537	—	—	2,564,537
Entertainment	8,833,186	5,859,376	—	14,692,562
Equity Real Estate Investment Trusts	10,252,078	3,086,950	—	13,339,028
Food & Staples Retailing	8,984,426	10,116,317	—	19,100,743
Food Products	17,730,269	8,998,770	—	26,729,039
Gas Utilities	1,311,135	10,504,194	—	11,815,329
Health Care Equipment & Supplies	10,744,773	8,717,163	—	19,461,936
Health Care Providers & Services	6,957,410	2,248,662	—	9,206,072
Health Care Technology	473,975	246,102	—	720,077
Hotels, Restaurants & Leisure	6,703,364	3,537,689	—	10,241,053
Household Durables	3,611,854	1,235,892	—	4,847,746
Household Products	5,630,240	2,310,840	—	7,941,080
Independent Power and Renewable Electricity Producers	1,733,198	829,613	—	2,562,811
Industrial Conglomerates	1,047,486	1,454,631	—	2,502,117
Insurance	8,395,013	4,440,848	—	12,835,861
Interactive Media & Services	4,831,407	1,769,854	—	6,601,261
Internet & Direct Marketing Retail	2,030,860	1,192,303	—	3,223,163

BHFTI-293

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio II

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$10,650,158	$4,608,410	$—	$15,258,568
Leisure Products	520,274	600,228	—	1,120,502
Life Sciences Tools & Services	5,765,228	2,523,219	—	8,288,447
Machinery	5,214,969	3,995,274	—	9,210,243
Marine	—	148,567	—	148,567
Media	9,549,666	2,873,049	—	12,422,715
Metals & Mining	7,109,195	4,229,413	—	11,338,608
Multi-Utilities	17,293,151	6,777,896	—	24,071,047
Multiline Retail	3,849,230	1,716,682	—	5,565,912
Oil, Gas & Consumable Fuels	18,105,967	23,595,942	—	41,701,909
Paper & Forest Products	183,974	882,036	—	1,066,010
Personal Products	981,713	3,289,428	—	4,271,141
Pharmaceuticals	6,278,898	10,837,766	—	17,116,664
Professional Services	4,418,436	1,674,939	—	6,093,375
Real Estate Management & Development	579,647	5,578,533	—	6,158,180
Road & Rail	2,909,168	3,508,520	—	6,417,688
Semiconductors & Semiconductor Equipment	6,385,079	2,873,435	—	9,258,514
Software	9,643,976	5,190,782	—	14,834,758
Specialty Retail	5,734,486	1,889,596	—	7,624,082
Technology Hardware, Storage & Peripherals	1,264,141	2,231,472	—	3,495,613
Textiles, Apparel & Luxury Goods	2,948,773	2,331,047	—	5,279,820
Tobacco	2,137,046	1,164,929	—	3,301,975
Trading Companies & Distributors	1,904,408	2,058,627	—	3,963,035
Transportation Infrastructure	—	1,356,567	—	1,356,567
Water Utilities	1,117,162	1,970,505	—	3,087,667
Wireless Telecommunication Services	1,717,451	4,657,519	—	6,374,970
Total Common Stocks	339,249,676	246,654,068	—	585,903,744
Total Foreign Government*	—	527,754,769	—	527,754,769
Total U.S. Treasury & Government Agencies*	—	476,375,187	—	476,375,187
Total Mutual Funds*	60,470,000	—	—	60,470,000
Total Preferred Stocks*	—	806,528	—	806,528
Short-Term Investments
Mutual Funds	805,560,602	—	—	805,560,602
U.S. Treasury	—	181,804,356	—	181,804,356
Total Short-Term Investments	805,560,602	181,804,356	—	987,364,958
Total Investments	$1,205,280,278	$1,433,394,908	$—	$2,638,675,186

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$990,770	$—	$990,770
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,512,160)	—	(3,512,160)
Total Forward Contracts	$—	$(2,521,390)	$—	$(2,521,390)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$57,517,860	$—	$—	$57,517,860
Futures Contracts (Unrealized Depreciation)	(92,676,795)	—	—	(92,676,795)
Total Futures Contracts	$(35,158,935)	$—	$—	$(35,158,935)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-294

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—109.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—3.5%
Fannie Mae 30 Yr. Pool
4.000%, 10/01/48	595,822	$610,981
4.000%, 04/01/49	430,019	439,255
4.000%, 03/01/50	259,817	265,264
4.000%, 08/01/50	365,246	372,843
4.000%, 02/01/52	737,143	753,725
Fannie Mae ARM Pool 1.304%, 12M MTA + 1.200%, 07/01/44 (a)	4,392	4,476
1.304%, 12M MTA + 1.200%, 09/01/44 (a)	9,729	9,917
2.423%, 1Y H15 + 2.360%, 11/01/34 (a)	168,899	176,630
Fannie Mae REMICS (CMO) 0.247%, 1M LIBOR + 0.060%, 12/25/36 (a)	15,197	15,029
0.247%, 1M LIBOR + 0.060%, 07/25/37 (a)	123,831	121,105
0.607%, 1M LIBOR + 0.150%, 08/25/34 (a)	18,502	18,318
0.807%, 1M LIBOR + 0.350%, 07/25/37 (a)	2,940	2,942
0.837%, 1M LIBOR + 0.380%, 07/25/37 (a)	29,011	29,065
1.959%, 05/25/35 (a)	87,859	88,636
Fannie Mae Whole Loan (CMO) 0.807%, 1M LIBOR + 0.350%, 05/25/42 (a)	24,733	24,632
Freddie Mac ARM Non-Gold Pool 2.350%, 1Y H15 + 2.225%, 01/01/34 (a)	14,781	15,467
Freddie Mac REMICS (CMO) 0.456%, 1M LIBOR + 0.350%, 07/15/44 (a)	1,600,272	1,591,918
Freddie Mac Strips (CMO) 0.847%, 1M LIBOR + 0.450%, 09/15/42 (a)	1,658,356	1,650,457
Freddie Mac Structured Pass-Through Certificates (CMO) 0.717%, 1M LIBOR + 0.260%, 08/25/31 (a)	18,208	17,832
1.304%, 12M MTA + 1.200%, 02/25/45 (a)	292,805	296,024
1.341%, 12M MTA + 1.200%, 10/25/44 (a)	974,474	993,091
Government National Mortgage Association (CMO) 0.382%, 12M LIBOR + 0.150%, 08/20/68 (a)	2,629,346	2,569,811
0.936%, 1M LIBOR + 0.830%, 08/20/66 (a)	175,023	176,009
1.029%, 12M LIBOR + 0.750%, 04/20/67 (a)	2,105,884	2,096,512
Uniform Mortgage-Backed Securities 30 Yr. Pool 3.500%, TBA (b)	17,720,000	17,689,341
4.000%, TBA (b)	47,465,720	48,264,505

		78,293,785

U.S. Treasury—105.7%
U.S. Treasury Bond 1.625%, 11/15/50 (c)	12,550,000	10,284,137
U.S. Treasury Inflation Indexed Bonds
0.125%, 02/15/51 (d)	16,528,523	16,902,352
0.125%, 02/15/52 (d) (e) (f) (g)	7,269,768	7,529,605
0.250%, 02/15/50 (d)	12,922,333	13,553,559
0.625%, 02/15/43 (d)	13,325,577	14,856,457
0.750%, 02/15/42 (c) (d)	43,637,765	49,826,316
0.750%, 02/15/45 (d)	21,437,236	24,584,992
0.875%, 02/15/47 (c) (d)	43,875,709	52,469,178
1.000%, 02/15/46 (c) (d)	66,994,772	81,457,531
1.375%, 02/15/44 (c) (d)	91,845,674	117,634,218
1.750%, 01/15/28 (c) (d)	69,351,481	79,393,901
2.000%, 01/15/26 (c) (d)	31,103,567	34,850,575
2.125%, 02/15/40 (c) (d)	21,236,279	30,010,346
2.125%, 02/15/41 (c) (d)	19,548,233	27,608,443
2.375%, 01/15/25 (c) (d)	61,611,570	68,384,030

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/27 (d) (e) (g)	529,629	614,380
2.500%, 01/15/29 (c) (d)	30,476,165	37,121,992
3.375%, 04/15/32 (d) (e) (f) (g)	3,068,842	4,327,787
3.625%, 04/15/28 (c) (d)	31,439,270	39,819,187
3.875%, 04/15/29 (c) (d)	34,783,370	45,984,702
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/22 (d)	22,183,119	22,268,038
0.125%, 01/15/23 (c) (d)	89,723,669	92,853,482
0.125%, 10/15/24 (c) (d) (e) (g)	96,755,427	101,207,688
0.125%, 04/15/25 (c) (d)	47,500,020	49,648,654
0.125%, 10/15/25 (d) (g) (h) (i)	9,965,992	10,446,189
0.125%, 04/15/26 (d)	18,220,090	19,044,264
0.125%, 07/15/26 (c) (d)	61,316,975	64,447,495
0.125%, 10/15/26 (c) (d)	24,311,068	25,554,161
0.125%, 01/15/30 (c) (d)	52,062,500	54,952,375
0.125%, 07/15/30 (c) (d)	44,045,083	46,706,713
0.125%, 01/15/31 (c) (d)	60,125,776	63,628,807
0.125%, 07/15/31 (c) (d)	113,148,775	120,333,280
0.125%, 01/15/32 (c)	37,830,779	40,231,407
0.250%, 01/15/25 (c) (d)	69,384,456	72,760,172
0.250%, 07/15/29 (c) (d)	79,265,236	84,612,543
0.375%, 07/15/23 (c) (d)	81,429,411	85,472,254
0.375%, 07/15/25 (d) (i)	11,199,333	11,843,513
0.375%, 01/15/27 (c) (d)	46,574,701	49,361,906
0.375%, 07/15/27 (c) (d)	48,879,646	52,059,687
0.500%, 04/15/24 (c) (d)	76,675,027	80,586,651
0.500%, 01/15/28 (c) (d)	142,615,547	152,548,497
0.625%, 04/15/23 (c) (d) (e) (g)	87,728,650	91,467,399
0.625%, 01/15/24 (c) (d) (h)	60,357,947	63,480,763
0.625%, 01/15/26 (c) (d)	62,105,216	66,208,770
0.750%, 07/15/28 (c) (d)	50,010,487	54,691,156
0.875%, 01/15/29 (d)	18,272,357	20,173,468
U.S. Treasury Notes 1.750%, 12/31/24 (e) (f)	2,260,000	2,214,623

		2,356,017,643

Total U.S. Treasury & Government Agencies (Cost $2,390,042,941)		2,434,311,428

Foreign Government—10.6%

Sovereign—10.6%
Australia Government Bond 3.000%, 09/20/25 (AUD) (d)	11,150,000	12,137,859
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (d)	7,938,912	7,760,657
French Republic Government Bond OAT 0.100%, 03/01/26 (144A) (EUR) (d)	16,260,740	20,131,043
0.100%, 07/25/31 (144A) (EUR) (d)	3,467,310	4,536,549
0.250%, 07/25/24 (EUR) (d)	4,360,980	5,320,564
Italy Buoni Poliennali Del Tesoro
0.100%, 05/15/33 (144A) (EUR) (d)	14,325,640	16,464,213
0.400%, 05/15/30 (144A) (EUR) (d)	19,602,256	23,523,141
1.400%, 05/26/25 (144A) (EUR) (d)	58,494,344	70,351,621

BHFTI-295

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Japanese Government CPI Linked Bonds
0.005%, 03/10/31 (JPY) (d)	364,204,800	$3,168,169
0.100%, 03/10/28 (JPY) (d)	731,304,000	6,341,092
0.100%, 03/10/29 (JPY) (d)	769,622,840	6,695,478
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	4,742,170
New Zealand Government Inflation Linked Bonds 2.500%, 09/20/35 (NZD) (d)	1,722,300	1,581,787
3.000%, 09/20/30 (NZD) (d)	11,600,000	10,806,698
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	6,000,000	1,580,393
Qatar Government International Bond 3.875%, 04/23/23	2,500,000	2,543,700
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (d)	11,794,860	17,056,450
1.250%, 11/22/27 (GBP) (d)	6,777,470	11,413,571
1.875%, 11/22/22 (GBP) (d)	6,642,640	9,389,494

Total Foreign Government (Cost $238,094,265)		235,544,649

Asset-Backed Securities—6.4%

Asset-Backed - Home Equity—1.0%
ACE Securities Corp. Home Equity Loan Trust 0.657%, 1M LIBOR + 0.200%, 03/25/37 (a)	480,859	271,789
1.507%, 1M LIBOR + 1.050%, 12/25/33 (a)	1,225,995	1,204,665
Asset Backed Securities Corp. Home Equity Loan Trust 1.282%, 1M LIBOR + 0.825%, 04/25/34 (a)	1,412,740	1,366,869
Citigroup Mortgage Loan Trust, Inc. 0.637%, 1M LIBOR + 0.180%, 03/25/37 (a)	924,434	842,270
0.747%, 1M LIBOR + 0.290%, 09/25/36 (144A) (a)	1,198,344	1,173,725
1.147%, 1M LIBOR + 0.690%, 10/25/35 (a)	3,700,000	3,560,664
First NLC Trust 0.527%, 1M LIBOR + 0.070%, 08/25/37 (144A) (a)	851,918	518,644
GSAA Home Equity Trust 6.720%, 03/25/46 (j)	333,867	233,159
Home Equity Asset Trust 1.132%, 1M LIBOR + 0.675%, 02/25/36 (a)	2,157,067	2,131,113
1.312%, 1M LIBOR + 0.855%, 08/25/34 (a)	315,006	310,726
HSI Asset Securitization Corp. Trust 0.557%, 1M LIBOR + 0.100%, 10/25/36 (a)	4,317	2,063
MASTR Asset-Backed Securities Trust 1.207%, 1M LIBOR + 0.750%, 10/25/35 (a)	107,835	107,548
Morgan Stanley ABS Capital, Inc. Trust 1.117%, 1M LIBOR + 0.660%, 01/25/35 (a)	736,006	721,725
1.132%, 1M LIBOR + 0.675%, 09/25/35 (a)	1,300,000	1,265,128
New Century Home Equity Loan Trust 1.222%, 1M LIBOR + 0.765%, 02/25/35 (a)	378,923	369,985
Nomura Home Equity Loan, Inc 0.892%, 1M LIBOR + 0.435%, 03/25/36 (a)	2,122,842	2,098,248
NovaStar Mortgage Funding Trust 1.162%, 1M LIBOR + 0.705%, 01/25/36 (a)	1,077,805	1,071,487
RASC Trust 0.917%, 1M LIBOR + 0.230%, 06/25/36 (a)	4,244,141	4,124,251

Asset-Backed - Home Equity—(Continued)
Soundview Home Loan Trust
0.637%, 1M LIBOR + 0.180%, 07/25/37 (a)	351,516	$329,477
0.657%, 1M LIBOR + 0.200%, 06/25/37 (a)	2,114,104	1,646,371

		23,349,907

Asset-Backed - Other—5.1%
AMMC CLO, Ltd. 1.218%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	3,748,232	3,745,537
1.316%, 3M LIBOR + 0.950%, 11/10/30 (144A) (a)	1,000,000	993,857
Anchorage Capital CLO, Ltd. 1.291%, 3M LIBOR + 1.050%, 07/15/30 (144A) (a)	1,300,000	1,294,641
1.381%, 3M LIBOR + 1.140%, 07/15/32 (144A) (a)	300,000	297,255
1.399%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	1,600,000	1,590,176
Apidos CLO XXVI 1.141%, 3M LIBOR + 0.900%, 07/18/29 (144A) (a)	1,600,000	1,594,786
Apidos CLO XXVII 1.171%, 3M LIBOR + 0.930%, 07/17/30 (144A) (a)	1,700,000	1,690,152
Arbor Realty Commercial Real Estate Notes, Ltd. 1.500%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	2,600,000	2,586,392
ARES L CLO, Ltd. 1.291%, 3M LIBOR + 1.050%, 01/15/32 (144A) (a)	700,000	694,920
Ares LII CLO, Ltd. 1.309%, 3M LIBOR + 1.050%, 04/22/31 (144A) (a)	400,000	398,020
Argent Securities Trust 0.777%, 1M LIBOR + 0.320%, 05/25/36 (a)	235,634	71,358
Assurant CLO, Ltd. 1.294%, 3M LIBOR + 1.040%, 10/20/31 (144A) (a)	1,500,000	1,487,259
Atlas Senior Loan Fund, Ltd. 1.391%, 3M LIBOR + 1.150%, 01/16/30 (144A) (a)	2,300,000	2,290,273
Atrium XII 1.089%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	2,234,968	2,228,102
Barings CLO, Ltd. 1.324%, 3M LIBOR + 1.070%, 01/20/32 (144A) (a)	1,000,000	992,325
Benefit Street Partners CLO XII, Ltd. 1.191%, 3M LIBOR + 0.950%, 10/15/30 (144A) (a)	300,000	299,291
Birch Grove CLO, Ltd. 1.956%, 3M LIBOR + 1.130%, 06/15/31 (144A) (a)	1,000,000	991,150
Black Diamond CLO, Ltd. 0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (a)	430,419	476,199
1.264%, 3M LIBOR + 1.050%, 10/03/29 (144A) (a)	279,437	279,339
Carlyle Global Market Strategies CLO, Ltd. 1.339%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	400,000	396,625
1.409%, 3M LIBOR + 0.950%, 08/14/30 (144A) (a)	2,300,000	2,285,871
Carlyle U.S. CLO, Ltd. 1.254%, 3M LIBOR + 1.000%, 04/20/31 (144A) (a)	1,600,000	1,586,149
Catamaran CLO, Ltd. 1.359%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	1,989,793	1,984,595
CIFC Funding, Ltd. 1.209%, 3M LIBOR + 0.950%, 10/24/30 (144A) (a)	2,500,000	2,483,745
1.265%, 3M LIBOR + 1.010%, 04/23/29 (144A) (a)	579,380	577,695
CIT Mortgage Loan Trust 1.807%, 1M LIBOR + 1.350%, 10/25/37 (144A) (a)	1,395,078	1,395,649
1.957%, 1M LIBOR + 1.500%, 10/25/37 (144A) (a)	4,400,000	4,409,125

BHFTI-296

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates 0.647%, 1M LIBOR + 0.190%, 11/25/37 (a)	5,781,090	$5,531,225
Credit-Based Asset Servicing and Securitization LLC 0.577%, 1M LIBOR + 0.120%, 07/25/37 (144A) (a)	71,786	53,300
0.677%, 1M LIBOR + 0.220%, 07/25/37 (144A) (a)	1,430,678	1,076,029
Crestline Denali CLO XV, Ltd. 1.284%, 3M LIBOR + 1.030%, 04/20/30 (144A) (a)	1,200,000	1,193,879
Crestline Denali CLO, Ltd. 1.399%, 3M LIBOR + 1.140%, 10/23/31 (144A) (a)	1,100,000	1,091,227
CSAB Mortgage-Backed Trust 6.220%, 09/25/36 (j)	418,026	183,446
CWABS Asset-Backed Certificates Trust 1.197%, 1M LIBOR + 0.740%, 08/25/47 (a)	27,351	26,645
1.252%, 1M LIBOR + 0.795%, 02/25/36 (a)	865,695	864,554
Dryden 52 Euro CLO DAC. 0.860%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	1,000,000	1,096,659
Ellington Loan Acquisition Trust 1.557%, 1M LIBOR + 1.100%, 05/25/37 (144A) (a)	1,312,341	1,297,488
First Franklin Mortgage Loan Trust 0.577%, 1M LIBOR + 0.120%, 12/25/36 (a)	9,637,215	8,426,588
0.767%, 1M LIBOR + 0.310%, 07/25/36 (a)	2,055,568	1,995,247
Gallatin CLO VIII, Ltd. 1.177%, 3M LIBOR + 1.090%, 07/15/31 (144A) (a)	400,000	397,431
GSAMP Trust 1.192%, 1M LIBOR + 0.735%, 09/25/35 (a)	120,721	120,084
HSI Asset Securitization Corp. Trust 0.617%, 1M LIBOR + 0.160%, 05/25/37 (a)	190,216	189,103
JPMorgan Mortgage Acquisition Trust 0.667%, 1M LIBOR + 0.210%, 10/25/36 (a)	76,329	75,539
Jubilee CLO B.V. 0.270%, -1 x 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (a)	333,857	368,765
KVK CLO, Ltd. 1.138%, 3M LIBOR + 0.900%, 01/14/28 (144A) (a)	251,635	251,559
Laurelin B.V. 0.720%, 3M EURIBOR + 0.720%, 10/20/31 (144A) (EUR) (a)	700,000	763,870
LCM XIII L.P. 1.118%, 3M LIBOR + 0.870%, 07/19/27 (144A) (a)	2,588,184	2,581,116
LCM XXV, Ltd. 1.375%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	900,000	897,859
LoanCore Issuer, Ltd. 1.527%, 1M LIBOR + 1.130%, 05/15/36 (144A) (a)	1,045,642	1,045,537
1.600%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	2,100,000	2,085,796
Long Beach Mortgage Loan Trust 0.577%, 1M LIBOR + 0.120%, 08/25/36 (a)	913,166	435,027
1.192%, 1M LIBOR + 0.735%, 08/25/35 (a)	32,020	32,329
Mackay Shields Euro CLO-2 DAC 1.550%, 3M EURIBOR + 1.550%, 08/15/33 (144A) (EUR) (a)	904,860	1,001,001
Madison Park Funding, Ltd. 1.499%, 3M LIBOR + 1.200%, 07/29/30 (144A) (a)	400,000	398,611
Man GLG Euro CLO II DAC 0.870%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	691,771	762,454

Asset-Backed - Other—(Continued)
Morgan Stanley ABS Capital I, Inc. Trust 1.432%, 1M LIBOR + 0.975%, 07/25/34 (a)	49,151	47,846
1.507%, 1M LIBOR + 1.050%, 06/25/35 (a)	1,232,000	1,183,392
Morgan Stanley IXIS Real Estate Capital Trust 0.507%, 1M LIBOR + 0.050%, 11/25/36 (a)	545	223
Mountain View CLO LLC 1.331%, 3M LIBOR + 1.090%, 10/16/29 (144A) (a)	1,949,171	1,944,035
MP CLO VII, Ltd. 1.131%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	1,772,154	1,763,444
OAK Hill European Credit Partners VII DAC 0.740%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	2,100,000	2,296,648
Oaktree CLO, Ltd. 1.369%, 3M LIBOR + 1.110%, 04/22/30 (144A) (a)	600,000	595,196
OSD CLO, Ltd. 1.835%, 3M LIBOR + 0.870%, 04/17/31 (144A) (a)	2,300,000	2,278,642
OZLM, Ltd. 1.221%, 3M LIBOR + 0.980%, 10/17/29 (144A) (a)	2,682,626	2,672,944
1.354%, 3M LIBOR + 1.100%, 10/20/31 (144A) (a)	500,000	496,756
1.414%, 3M LIBOR + 1.160%, 07/20/32 (144A) (a)	300,000	298,075
Palmer Square Loan Funding, Ltd. 0.928%, 3M LIBOR + 0.800%, 10/15/29 (144A) (a)	3,200,000	3,184,864
1.054%, 3M LIBOR + 0.800%, 07/20/29 (144A) (a)	3,156,267	3,146,362
1.159%, 3M LIBOR + 0.900%, 10/24/27 (144A) (a)	162,182	162,103
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.192%, 1M LIBOR + 0.735%, 09/25/35 (a)	159,354	157,449
1.507%, 1M LIBOR + 1.050%, 10/25/34 (a)	3,286,356	3,252,087
RAAC Trust 0.967%, 1M LIBOR + 0.510%, 08/25/36 (a)	61,593	61,777
Romark CLO, Ltd. 1.289%, 3M LIBOR + 1.030%, 10/23/30 (144A) (a)	1,300,000	1,290,379
Saranac CLO, Ltd. 1.256%, 3M LIBOR + 1.140%, 08/13/31 (144A) (a)	1,800,000	1,786,054
Saxon Asset Securities Trust 0.767%, 1M LIBOR + 0.310%, 09/25/37 (a)	665,029	647,598
Securitized Asset-Backed Receivables LLC Trust 0.757%, 1M LIBOR + 0.300%, 07/25/36 (a)	298,312	153,186
0.777%, 1M LIBOR + 0.320%, 07/25/36 (a)	3,276,733	1,406,652
Segovia European CLO 0.880%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	300,000	327,678
Small Business Administration Participation Certificates 5.510%, 11/01/27	479,788	495,219
Sound Point CLO, Ltd. 1.159%, 3M LIBOR + 0.900%, 01/23/29 (144A) (a)	1,878,055	1,867,502
1.464%, 3M LIBOR + 1.210%, 07/20/32 (144A) (a)	1,400,000	1,391,650
Soundview Home Loan Trust 0.517%, 1M LIBOR + 0.060%, 11/25/36 (144A) (a)	42,519	15,820
Structured Asset Securities Corp. Mortgage Loan Trust 1.731%, 1M LIBOR + 1.500%, 04/25/35 (a)	78,073	78,220
Symphony CLO, Ltd. 1.188%, 3M LIBOR + 0.950%, 07/14/26 (144A) (a)	331,053	330,937
THL Credit Wind River CLO, Ltd. 1.321%, 3M LIBOR + 1.080%, 04/15/31 (144A) (a)	1,400,000	1,387,411
TRTX Issuer, Ltd. 1.700%, SOFR30A + 1.650%, 02/15/39 (144A) (a)	800,000	794,109

BHFTI-297

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Venture CLO, Ltd. 1.121%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	1,040,558	$1,033,535
1.121%, 3M LIBOR + 0.880%, 07/15/27 (144A) (a)	473,315	472,287
1.154%, 3M LIBOR + 0.900%, 10/20/28 (144A) (a)	1,074,283	1,070,725
1.274%, 3M LIBOR + 1.020%, 04/20/29 (144A) (a)	318,312	317,747
1.301%, 3M LIBOR + 1.060%, 07/15/31 (144A) (a)	300,000	299,060
Vibrant CLO, Ltd. 1.374%, 3M LIBOR + 1.120%, 07/20/32 (144A) (a)	900,000	890,241
VMC Finance LLC 1.950%, SOFR30A + 1.900%, 02/18/39 (144A) (a)	400,000	400,000
Voya CLO, Ltd. 1.221%, 3M LIBOR + 0.980%, 06/07/30 (144A) (a)	300,000	298,079

		113,658,786

Asset-Backed - Student Loan—0.3%
College Loan Corp. Trust 0.508%, 3M LIBOR + 0.250%, 01/25/24 (a)	900,000	881,813
SLM Student Loan Trust 0.808%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	2,880,269	2,806,780
1.758%, 3M LIBOR + 1.500%, 04/25/23 (a)	2,480,943	2,485,257

		6,173,850

Total Asset-Backed Securities (Cost $142,454,796)		143,182,543

Corporate Bonds & Notes—6.0%

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 3.550%, 10/07/22	2,100,000	2,100,000
Nissan Motor Acceptance Co. LLC 2.650%, 07/13/22 (144A)	100,000	100,171

		2,200,171

Banks—3.2%
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (a)	200,000	228,441
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,570,000	1,585,386
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,667,992
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,315,530
JPMorgan Chase & Co. 3.769%, 3M LIBOR + 3.470%, 07/30/22 (a)	440,000	440,000
Lloyds Banking Group plc 4.947%, 5Y EURIBOR ICE Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	1,026,489
NatWest Group plc 2.516%, 3M LIBOR + 1.550%, 06/25/24 (a)	2,600,000	2,623,221
4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	1,700,000	1,725,602
Nykredit Realkredit A/S
0.500%, 10/01/43 (DKK)	21,093,135	2,702,941
1.000%, 10/01/50 (DKK)	258,497,158	33,475,538

Banks—(Continued)
Nykredit Realkredit A/S
1.000%, 10/01/53 (DKK)	9,343,365	1,191,972
1.500%, 10/01/53 (DKK)	36,614,872	4,880,196
2.500%, 10/01/47 (DKK)	5,835	873
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	10,700,000	11,356,552

		71,220,733

Chemicals—0.0%
Syngenta Finance NV 4.441%, 04/24/23 (144A)	400,000	405,324

Commercial Services—0.0%
RELX Capital, Inc. 3.500%, 03/16/23	300,000	302,570

Distribution/Wholesale—0.0%
Toyota Tsusho Corp. 3.625%, 09/13/23	200,000	202,463

Diversified Financial Services—2.4%
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 (144A)	114,000	100,702
Jyske Realkredit A/S 0.500%, 10/01/43 (DKK)	6,978,797	893,140
1.000%, 10/01/50 (DKK)	96,170,160	12,480,085
1.000%, 10/01/53 (DKK)	22,342,008	2,800,677
1.500%, 10/01/53 (DKK)	16,054,277	2,129,129
2.000%, 10/01/53 (DKK)	7,297,263	982,242
2.500%, 10/01/47 (DKK)	3,897	584
Mitsubishi HC Capital, Inc. 3.960%, 09/19/23 (144A)	400,000	405,694
Nordea Kredit Realkreditaktieselskab 0.500%, 10/01/43 (DKK)	2,860,516	366,303
1.000%, 10/01/50 (DKK)	64,633,953	8,407,191
1.500%, 10/01/53 (DKK)	19,666,551	2,598,395
2.000%, 10/01/53 (144A) (DKK)	700,000	96,391
2.000%, 10/01/53 (DKK)	4,299,311	576,728
2.500%, 10/01/47 (DKK)	992	148
Realkredit Danmark A/S 1.000%, 10/01/50 (DKK)	64,873,963	8,413,498
1.000%, 10/01/53 (DKK)	88,111,218	11,058,782
1.500%, 10/01/53 (DKK)	12,841,747	1,718,280
2.000%, 10/01/53 (DKK)	2,699,025	362,727
2.500%, 04/01/47 (DKK)	9,341	1,399

		53,392,095

Electric—0.0%
Eversource Energy 2.900%, 10/01/24	100,000	99,483

Gas—0.0%
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	200,000	199,209

BHFTI-298

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.1%
DR Horton, Inc. 5.750%, 08/15/23	900,000	$932,082

Insurance—0.0%
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	300,000	300,995
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	100,000	101,342

		402,337

Machinery-Construction & Mining—0.0%
Komatsu Finance America, Inc. 2.437%, 09/11/22	200,000	200,038

Media—0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	200,000	200,733

Oil & Gas—0.2%
Petrobras Global Finance B.V. 5.093%, 01/15/30	3,897,000	3,892,168
6.250%, 12/14/26 (GBP)	400,000	542,931

		4,435,099

Pharmaceuticals—0.0%
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	40,000	40,111

Semiconductors—0.0%
NXP B.V. / NXP Funding LLC 4.625%, 06/01/23 (144A)	200,000	203,107

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	303,877

Trucking & Leasing—0.0%
SMBC Aviation Capital Finance DAC 3.000%, 07/15/22 (144A)	200,000	200,282

Total Corporate Bonds & Notes (Cost $142,787,461)		134,939,714

Mortgage-Backed Securities—2.6%

Collateralized Mortgage Obligations—2.5%
Alternative Loan Trust 0.629%, 1M LIBOR + 0.180%, 02/20/47 (a)	472,092	383,700
0.697%, 1M LIBOR + 0.240%, 06/25/36 (a)	1,341,473	1,309,352
0.817%, 1M LIBOR + 0.360%, 05/25/47 (a)	136,543	124,173
1.017%, 1M LIBOR + 0.560%, 12/25/35 (a)	18,815	18,494
5.000%, 07/25/35	145,107	103,449
5.500%, 06/25/25	441,618	409,706
6.000%, 03/25/37	3,288,407	1,725,986
6.000%, 04/25/37	601,681	586,541

Collateralized Mortgage Obligations—(Continued)
Banc of America Funding Trust 2.606%, 02/20/36 (a)	159,256	158,552
Banc of America Mortgage Trust 2.496%, 06/25/35 (a)	36,298	33,540
2.771%, 09/25/35 (a)	28,633	27,724
Bear Stearns Adjustable Rate Mortgage Trust 2.923%, 03/25/35 (a)	144,838	142,751
Bear Stearns ALT-A Trust 0.777%, 1M LIBOR + 0.320%, 02/25/34 (a)	72,949	70,230
2.874%, 09/25/35 (a)	481,079	352,757
Chase Mortgage Finance Trust 2.550%, 02/25/37 (a)	18,286	18,423
CHL Mortgage Pass-Through Trust 1.037%, 1M LIBOR + 0.580%, 04/25/35 (a)	304,439	279,525
2.554%, 11/20/34 (a)	1,884	1,899
3.095%, 08/25/34 (a)	7,221	7,301
6.000%, 03/25/37	861,080	574,372
Citigroup Mortgage Loan Trust 1.938%, 08/25/35 (a)	7,539	7,459
2.470%, 1Y H15 + 2.400%, 05/25/35 (a)	3,402	3,386
3.218%, 03/25/37 (a)	1,394,670	1,346,434
Countrywide Home Reperforming Loan REMIC Trust 0.797%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	38,114	37,162
Credit Suisse Mortgage Capital Certificates 0.607%, 1M LIBOR + 0.150%, 09/29/36 (144A) (a)	1,029,435	1,006,164
0.687%, 11/30/37 (144A) (a)	2,600,000	2,495,483
3.780%, 10/26/36 (144A) (a)	47,136	43,909
Deutsche ALT-B Securities Mortgage Loan Trust 0.557%, 1M LIBOR + 0.100%, 10/25/36 (a)	10,924	9,295
6.369%, 10/25/36 (j)	191,701	182,227
6.386%, 10/25/36 (j)	191,701	182,224
Eurosail-UK plc 1.972%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (a)	1,191,719	1,556,577
First Horizon Alternative Mortgage Securities Trust 2.134%, 06/25/34 (a)	76,050	76,607
Great Hall Mortgages No. 1 plc 0.386%, SONIA + 0.269%, 06/18/38 (GBP) (a)	50,908	66,051
1.100%, 3M GBP LIBOR + 0.130%, 03/18/39 (GBP) (a)	84,555	109,698
GreenPoint Mortgage Funding Trust 0.817%, 1M LIBOR + 0.360%, 09/25/46 (a)	330,870	318,065
0.897%, 1M LIBOR + 0.440%, 06/25/45 (a)	129,164	122,921
0.997%, 1M LIBOR + 0.540%, 11/25/45 (a)	89,846	81,584
GSR Mortgage Loan Trust 2.438%, 12/25/34 (a)	239,553	233,104
2.568%, 01/25/35 (a)	36,706	36,108
2.910%, 09/25/35 (a)	60,544	61,161
2.947%, 05/25/35 (a)	152,039	140,266
3.142%, 11/25/35 (a)	200,775	188,811
HarborView Mortgage Loan Trust 0.639%, 1M LIBOR + 0.190%, 09/19/37 (a)	19,306	18,628
0.889%, 1M LIBOR + 0.440%, 05/19/35 (a)	29,926	28,482
1.009%, 1M LIBOR + 0.560%, 02/19/36 (a)	80,740	48,965
1.349%, 1M LIBOR + 0.900%, 06/20/35 (a)	183,274	178,152
Hawksmoor Mortgages plc 1.240%, SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	6,616,992	8,702,570
IndyMac INDA Mortgage Loan Trust 2.914%, 11/25/35 (a)	27,606	27,095

BHFTI-299

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
JPMorgan Mortgage Trust 2.292%, 02/25/35 (a)	60,481	$60,182
2.379%, 09/25/35 (a)	12,983	12,151
2.547%, 08/25/35 (a)	73,734	73,862
2.598%, 07/25/35 (a)	42,321	43,200
2.694%, 06/25/35 (a)	66,301	67,581
2.723%, 07/25/35 (a)	47,971	48,176
2.877%, 07/27/37 (144A) (a)	298,264	284,635
3.108%, 08/25/35 (a)	81,497	74,726
Lehman XS Trust 0.997%, 1M LIBOR + 0.540%, 12/25/35 (a)	72,888	70,889
1.607%, 1M LIBOR + 1.150%, 12/25/37 (a)	2,712,536	2,865,611
MASTR Adjustable Rate Mortgages Trust 1.640%, 12/25/33 (a)	18,864	18,435
2.759%, 11/21/34 (a)	47,325	47,184
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.837%, 1M LIBOR + 0.440%, 12/15/30 (a)	10,465	10,194
1.097%, 1M LIBOR + 0.700%, 11/15/31 (a)	61,510	61,970
Merrill Lynch Mortgage Investors Trust 2.937%, 12/25/35 (a)	47,927	38,907
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (a)	682,248	675,263
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (a)	5,568,413	5,444,063
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.507%, 1M LIBOR + 1.050%, 04/25/35 (a)	2,000,000	2,012,357
Residential Accredit Loans, Inc. 0.757%, 1M LIBOR + 0.300%, 08/25/35 (a)	53,737	44,016
1.016%, 10/25/37 (a)	718,425	696,997
1.501%, 12M MTA + 1.360%, 09/25/45 (a)	59,484	57,016
Residential Asset Securitization Trust 6.500%, 09/25/36	274,618	138,359
Residential Mortgage Securities 32 plc 1.547%, SONIA + 1.250%, 06/20/70 (144A) (GBP) (a)	2,555,681	3,371,950
Sequoia Mortgage Trust 0.849%, 1M LIBOR + 0.400%, 07/20/36 (a)	294,744	270,147
1.149%, 1M LIBOR + 0.700%, 10/19/26 (a)	17,082	16,829
Structured Adjustable Rate Mortgage Loan Trust 1.541%, 12M MTA + 1.400%, 01/25/35 (a)	50,505	46,357
2.459%, 02/25/34 (a)	36,277	36,184
Structured Asset Mortgage Investments II Trust 0.837%, 1M LIBOR + 0.380%, 06/25/36 (a)	19,312	19,087
0.877%, 1M LIBOR + 0.420%, 05/25/36 (a)	14,400	13,817
0.949%, 1M LIBOR + 0.500%, 07/19/35 (a)	57,265	54,913
1.109%, 1M LIBOR + 0.660%, 10/19/34 (a)	30,449	29,783
TBW Mortgage-Backed Trust 6.515%, 07/25/37 (j)	157,910	81,209
Towd Point Mortgage Funding 1.236%, SONIA + 1.144%, 10/20/51 (144A) (GBP) (a)	5,046,388	6,640,110
Towd Point Mortgage Trust 1.457%, 1M LIBOR + 1.000%, 10/25/59 (144A) (a)	1,193,124	1,190,964
Wachovia Mortgage Loan Trust 0.917%, 1M LIBOR + 0.460%, 01/25/37 (a)	1,766,080	871,267
WaMu Mortgage Pass-Through Certificates Trust
0.911%, 12M MTA + 0.770%, 05/25/47 (a)	182,517	174,012

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
0.914%, 12M MTA + 0.810%, 12/25/46 (a)	36,502	34,660
1.141%, 12M MTA + 1.000%, 02/25/46 (a)	60,807	60,618
1.141%, 12M MTA + 1.000%, 08/25/46 (a)	1,823,042	1,819,590
1.341%, 12M MTA + 1.200%, 11/25/42 (a)	7,539	7,353
1.723%, COFI + 1.500%, 07/25/46 (a)	336,997	322,814
1.723%, COFI + 1.500%, 11/25/46 (a)	98,483	95,055
2.019%, 08/25/35 (a)	10,167	9,825
2.567%, 11/25/36 (a)	3,979,508	3,857,627
2.859%, 12/25/35 (a)	58,082	58,323
Wells Fargo Mortgage-Backed Securities Trust 2.885%, 04/25/36 (a)	43,613	42,360

		55,607,691

Commercial Mortgage-Backed Securities—0.1%
AREIT Trust 2.785%, SOFR30A + 2.734%, 04/15/37 (144A) (a)	537,191	536,199
JPMorgan Chase Commercial Mortgage Securities Trust 2.450%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	1,060,456	1,049,688

		1,585,887

Total Mortgage-Backed Securities (Cost $56,140,650)		57,193,578

Preferred Stock—0.5%

Wireless Telecommunication Services—0.5%
AT&T Mobility II LLC, 7.000% † (k) (l) (Cost $12,009,870)	444,022	11,567,115

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,192,500

Short-Term Investments—48.6%

Repurchase Agreements—48.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.280%, due on 04/04/22 with a maturity value of $270,306,307; collateralized by U.S. Treasury Floating Rate Note at 0.661%, maturing 07/31/22, with a market value of $275,521,245.	270,300,000	270,300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/04/22 with a maturity value of $544,612,254; collateralized by U.S. Treasury Bonds with rates ranging from of 1.125% - 1.875%, maturity dates ranging from 05/15/40 - 02/15/41, with a market value of $552,072,632.	544,600,000	544,600,000

BHFTI-300

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
JPMorgan Securities LLC Repurchase Agreement dated 03/31/22 at 0.280%, due on 04/04/22 with a maturity value of $268,506,265; collateralized by U.S. Treasury Obligatons with rates ranging from of 0.125% - 2.000%, maturity dates ranging from 07/15/22 - 08/15/51, with a market value of $266,831,960.	268,500,000	$268,500,000

Total Short-Term Investments (Cost $1,083,400,000)		1,083,400,000

Total Purchased Options—0.4% (m) (Cost $3,988,676)		8,729,546

Total Investments—184.4% (Cost $4,069,818,659)		4,110,061,073
Other assets and liabilities (net)—(84.4)%		(1,880,881,034)

Net Assets—100.0%		$2,229,180,039

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $11,567,115, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(d)	Principal amount of security is adjusted for inflation.
(e)	All or a portion of the security was pledged as collateral against open OTC option contracts and forward foreign currency exchange contracts. As of March 31, 2022, the market value of securities pledged was $5,331,941.
(f)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of March 31, 2022, the value of securities pledged amounted to $5,392,089.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2022, the value of securities pledged amounted to $2,375,732.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2022, the market value of securities pledged was $7,271,105.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $9,106,306.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.5% of net assets.
(m)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $277,374,351, which is 12.4% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
AT&T Mobility II LLC , 7.000%,	09/24/20	444,022	$12,009,870	$11,567,115

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	17,928,445	CBNA	04/04/22	USD	3,784,129	$(18,479)
BRL	17,928,445	GSBU	04/04/22	USD	3,570,763	194,886
CAD	9,709,188	BNP	04/04/22	USD	7,754,722	11,653
CAD	15,269,000	BNP	04/04/22	USD	12,234,746	(21,079)
CNH	86,052	JPMC	05/20/22	USD	13,549	(45)
DKK	33,305,000	BNP	04/01/22	USD	5,009,783	(56,704)
DKK	8,250,000	CBNA	04/01/22	USD	1,255,882	(28,952)
DKK	6,865,000	DBAG	04/01/22	USD	1,047,417	(26,462)
DKK	210,672,107	DBAG	04/01/22	USD	31,018,323	312,577
DKK	267,190,388	DBAG	04/01/22	USD	39,674,295	61,936
DKK	9,840,000	GSBU	04/01/22	USD	1,539,562	(76,169)
EUR	1,214,000	BNP	04/04/22	USD	1,334,913	8,074
EUR	1,663,000	BNP	04/04/22	USD	1,830,555	9,139

BHFTI-301

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,368,000	BBP	04/04/22	USD	1,511,852	$1,497
EUR	2,105,000	BBP	04/04/22	USD	2,315,739	12,917
EUR	2,535,000	BBP	04/04/22	USD	2,797,936	6,407
EUR	3,589,000	BBP	04/04/22	USD	3,981,310	(10,980)
EUR	2,219,000	GSBU	04/04/22	USD	2,445,489	9,279
EUR	3,217,000	GSBU	04/04/22	USD	3,529,916	28,890
GBP	1,032,000	BNP	04/04/22	USD	1,347,496	8,190
GBP	820,000	GSBU	04/04/22	USD	1,074,452	2,741
GBP	998,000	GSBU	04/04/22	USD	1,338,292	(27,270)
GBP	1,077,000	JPMC	04/04/22	USD	1,439,701	(24,900)
JPY	383,600,000	BNP	04/04/22	USD	3,171,338	(20,360)
JPY	583,500,000	BNP	04/04/22	USD	4,796,898	(3,896)
JPY	431,600,000	DBAG	04/04/22	USD	3,761,128	(215,868)
JPY	579,500,000	UBSA	04/04/22	USD	4,861,969	(101,824)
MXN	3,836,000	BNP	05/04/22	USD	184,195	7,653
MYR	506,797	GSBU	06/15/22	USD	120,508	(174)
NOK	37,090,000	JPMC	05/18/22	USD	4,165,227	45,918
NOK	70,413,039	UBSA	05/18/22	USD	7,908,646	85,948
PEN	389,402	CBNA	04/29/22	USD	104,361	1,271
PEN	391,864	CBNA	05/04/22	USD	105,658	594
RUB	322,678	CBNA	04/21/22	USD	4,208	(308)
RUB	300,892	DBAG	04/21/22	USD	3,882	(245)
RUB	400,917	DBAG	04/21/22	USD	5,175	(329)
RUB	302,923	GSBU	04/21/22	USD	3,941	(279)
RUB	303,307	GSBU	04/21/22	USD	3,941	(275)
RUB	318,501	GSBU	04/21/22	USD	4,174	(324)
RUB	318,613	GSBU	04/21/22	USD	4,174	(323)
RUB	480,072	GSBU	04/21/22	USD	6,287	(484)
RUB	1,776,760	UBSA	04/21/22	USD	22,712	(1,235)
RUB	435,470	CBNA	05/23/22	USD	5,556	(459)
RUB	159,366	DBAG	05/23/22	USD	2,065	(200)
RUB	474,172	DBAG	05/23/22	USD	6,022	(472)
RUB	676,280	DBAG	05/23/22	USD	8,796	(880)
RUB	317,082	GSBU	05/23/22	USD	4,110	(398)
RUB	432,798	GSBU	05/23/22	USD	5,513	(447)
RUB	473,054	GSBU	05/23/22	USD	6,169	(632)
RUB	789,360	SG	05/23/22	USD	10,250	(1,010)
RUB	437,146	UBSA	05/23/22	USD	5,603	(486)
RUB	444,222	UBSA	05/23/22	USD	5,684	(484)
TWD	953,282	BNP	05/20/22	USD	33,996	(718)
TWD	1,128,994	JPMC	05/20/22	USD	40,235	(823)

Contracts to Deliver
AUD	1,311,000	BNP	04/04/22	USD	953,885	(27,137)
AUD	15,342,000	DBAG	04/04/22	USD	11,534,973	54,551
AUD	16,653,000	BNP	05/03/22	USD	12,459,541	(6,194)
BRL	17,928,445	CBNA	04/04/22	USD	3,431,084	(334,565)
BRL	17,928,445	GSBU	04/04/22	USD	3,784,129	18,479
BRL	17,874,011	BNP	05/03/22	USD	3,746,000	21,800
CAD	24,969,382	JPMC	04/04/22	USD	19,568,070	(404,929)
CAD	9,710,803	BNP	05/03/22	USD	7,754,722	(11,803)
CNH	86,052	BBP	05/20/22	USD	13,539	36
DKK	26,465,000	BNP	04/01/22	USD	4,047,222	111,379
DKK	14,015,000	BNP	04/01/22	USD	2,163,529	79,235
DKK	8,575,000	BNP	04/01/22	USD	1,310,045	34,782
DKK	6,175,000	BNP	04/01/22	USD	968,930	50,592
DKK	790,000	BNP	04/01/22	USD	123,700	6,211
DKK	13,835,000	BBP	04/01/22	USD	2,106,065	48,541

BHFTI-302

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
DKK	12,390,000	BBP	04/01/22	USD	1,846,897	$4,272
DKK	3,665,000	BBP	04/01/22	USD	554,559	9,504
DKK	790,000	BBP	04/01/22	USD	119,988	2,500
DKK	50,138,468	CBNA	04/01/22	USD	7,919,518	462,985
DKK	18,400,000	CBNA	04/01/22	USD	2,844,942	108,516
DKK	14,315,000	CBNA	04/01/22	USD	2,227,595	98,685
DKK	13,365,000	CBNA	04/01/22	USD	2,085,050	97,424
DKK	9,190,000	CBNA	04/01/22	USD	1,432,972	66,246
DKK	6,420,000	CBNA	04/01/22	USD	1,001,757	46,982
DKK	4,110,000	CBNA	04/01/22	USD	642,831	31,596
DKK	3,145,000	CBNA	04/01/22	USD	489,816	22,096
DKK	8,455,000	DBAG	04/01/22	USD	1,288,642	31,225
DKK	422,450,000	GSBU	04/01/22	USD	65,991,073	3,164,821
DKK	10,575,000	GSBU	04/01/22	USD	1,649,124	76,422
DKK	8,990,000	GSBU	04/01/22	USD	1,371,410	34,428
DKK	3,950,000	GSBU	04/01/22	USD	600,095	12,656
DKK	2,330,000	GSBU	04/01/22	USD	355,629	9,114
DKK	25,595,000	JPMC	04/01/22	USD	3,923,360	116,903
DKK	14,135,000	JPMC	04/01/22	USD	2,152,063	49,923
DKK	8,785,000	JPMC	04/01/22	USD	1,336,927	30,433
DKK	6,425,000	JPMC	04/01/22	USD	1,004,859	49,341
DKK	3,215,000	JPMC	04/01/22	USD	503,982	25,851
DKK	1,985,000	JPMC	04/01/22	USD	311,789	16,582
DKK	160,645,000	BBP	07/01/22	USD	24,053,413	80,534
DKK	266,198,531	DBAG	07/01/22	USD	39,674,295	(50,222)
DKK	209,881,140	DBAG	07/01/22	USD	31,018,323	(302,011)
EUR	7,195,000	BNP	04/04/22	USD	8,004,070	44,603
EUR	3,935,000	BNP	04/04/22	USD	4,403,237	50,145
EUR	126,506,196	BBP	04/04/22	USD	142,274,213	2,326,764
EUR	5,178,000	GSBU	04/04/22	USD	5,746,442	18,281
EUR	4,406,000	JPMC	04/04/22	USD	4,829,551	(44,585)
EUR	3,505,000	JPMC	04/04/22	USD	3,801,401	(76,004)
EUR	132,815,196	DBAG	05/03/22	USD	147,554,070	501,836
GBP	46,816,000	BNP	04/04/22	USD	62,832,328	1,332,508
GBP	1,075,000	BBP	04/04/22	USD	1,437,777	25,604
GBP	899,000	JPMC	04/04/22	USD	1,197,120	16,149
GBP	537,000	JPMC	04/04/22	USD	704,969	(461)
GBP	45,400,000	BNP	05/04/22	USD	59,764,353	136,101
JPY	4,147,119,038	BBP	04/04/22	USD	36,030,481	1,965,104
JPY	147,300,000	GSBU	04/04/22	USD	1,273,085	63,129
JPY	2,311,760,131	BBP	05/06/22	USD	19,057,257	56,759
KRW	138,278,124	GSBU	05/20/22	USD	112,065	(1,942)
MXN	93,801,550	CBNA	04/18/22	USD	4,322,493	(382,032)
MXN	18,760,000	BNP	07/01/22	USD	896,861	(31,683)
MYR	506,797	BBP	06/15/22	USD	120,801	467
NOK	108,030,000	BNP	05/18/22	USD	12,455,893	190,324
NZD	35,320,000	UBSA	04/04/22	USD	23,776,047	(702,485)
PEN	7,267,017	CBNA	12/06/22	USD	1,732,717	(197,467)
RUB	4,524,664	JPMC	04/21/22	USD	32,319	(22,373)
RUB	2,350,649	JPMC	05/23/22	USD	16,268	(11,248)
RUB	2,288,303	JPMC	05/23/22	USD	16,115	(10,670)
TWD	1,517,296	BNP	05/20/22	USD	53,664	697
TWD	832,093	CBNA	05/20/22	USD	29,459	412
TWD	993,380	GSBU	05/20/22	USD	35,139	462
TWD	944,443	BNP	09/21/22	USD	33,996	903
TWD	1,118,332	JPMC	09/21/22	USD	40,235	1,049

Net Unrealized Appreciation						$9,353,728

BHFTI-303

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3-Month Euribor Futures	03/13/23	841	EUR	208,767,738	$(2,274,172)
Call Options on Euro-Schatz Futures, Strike EUR 115.20	05/20/22	1,658	EUR	8,290	(1,577)
U.S. Treasury Ultra Long Bond Futures	06/21/22	75	USD	13,284,375	317,685
United Kingdom Long Gilt Bond Futures	06/28/22	159	GBP	19,275,570	(67,507)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/15/22	(57)	AUD	(7,224,353)	224,299
Australian 3 Year Treasury Bond Futures	06/15/22	(117)	AUD	(12,856,919)	160,798
Euro Short-BTP Futures	06/08/22	(298)	EUR	(33,069,060)	280,461
Euro-BTP Futures	06/08/22	(383)	EUR	(52,972,730)	2,567,177
Euro-Bobl Futures	06/08/22	(749)	EUR	(96,516,140)	2,373,774
Euro-Bund Futures	06/08/22	(258)	EUR	(40,934,280)	302,126
Euro-Buxl 30 Year Bond Futures	06/08/22	(150)	EUR	(27,930,000)	2,439,121
Euro-OAT Futures	06/08/22	(33)	EUR	(4,999,830)	110,173
Euro-Schatz Futures	06/08/22	(2,604)	EUR	(288,353,940)	2,304,396
Japanese Government 10 Year Bond Futures	06/13/22	(7)	JPY	(1,047,900,000)	56,535
Put Options on Euro-Bobl Futures, Strike EUR 131.50	04/22/22	(61)	EUR	(165,615)	(154,806)
U.S. Treasury Long Bond Futures	06/21/22	(962)	USD	(144,360,125)	4,340,969
U.S. Treasury Note 10 Year Futures	06/21/22	(463)	USD	(56,891,125)	1,154,647
U.S. Treasury Note 2 Year Futures	06/30/22	(500)	USD	(105,960,938)	1,218,480
U.S. Treasury Note 5 Year Futures	06/30/22	(104)	USD	(11,927,500)	18,751
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(144)	USD	(19,507,500)	(87,200)

Net Unrealized Appreciation					$15,284,130

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	1.710%	JPMC	12M SOFR	Pay	01/25/23	86,100,000	USD	86,100,000	$525,210	$190,849	$(334,361)
Call - OTC - 2 Yr. IRS	1.428%	MSCS	12M SOFR	Pay	01/31/23	46,200,000	USD	46,200,000	236,049	63,872	(172,177)
Call - OTC - 2 Yr. IRS	1.410%	BBP	12M SOFR	Pay	02/02/23	46,200,000	USD	46,200,000	231,000	62,846	(168,154)
Call - OTC - 2 Yr. IRS	1.720%	CBNA	12M SOFR	Pay	02/23/23	80,800,000	USD	80,800,000	444,400	209,498	(234,902)
Put - OTC - 30 Yr. IRS	0.195%	BNP	6M EURIBOR	Receive	11/02/22	7,000,000	EUR	7,000,000	5,267	1,761,028	1,755,761
Put - OTC - 30 Yr. IRS	0.190%	MSCS	6M EURIBOR	Receive	11/02/22	6,700,000	EUR	6,700,000	488,662	1,694,222	1,205,560
Put - OTC - 30 Yr. IRS	0.197%	BNP	6M EURIBOR	Receive	11/04/22	8,040,000	EUR	8,040,000	611,704	2,020,442	1,408,738
Put - OTC - 30 Yr. IRS	0.197%	BBP	6M EURIBOR	Receive	11/04/22	4,160,000	EUR	4,160,000	310,522	1,045,403	734,881
Put - OTC - 30 Yr. IRS	2.237%	DBAG	3M LIBOR	Receive	11/17/23	18,300,000	USD	18,300,000	1,135,862	1,681,386	545,524

Totals									$3,988,676	$8,729,546	$4,740,870

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(396,824)	$(130,986)	$265,838
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	—	254,625
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	—	19,460

Totals								$(670,909)	$(130,986)	$539,923

BHFTI-304

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	1.558%	BBP	12M SOFR	Receive	02/02/23	(10,100,000)	USD	(10,100,000)	$(231,038)	$(122,991)	$108,047
Call - OTC - 10 Yr. IRS	1.579%	MSCS	12M SOFR	Receive	01/31/23	(10,100,000)	USD	(10,100,000)	(236,088)	(126,521)	109,567
Call - OTC - 10 Yr. IRS	1.736%	CBNA	12M SOFR	Receive	02/23/23	(17,900,000)	USD	(17,900,000)	(443,025)	(312,013)	131,012
Call - OTC - 10 Yr. IRS	1.785%	JPMC	12M SOFR	Receive	01/25/23	(19,100,000)	USD	(19,100,000)	(528,354)	(335,052)	193,302
Call - OTC - 2 Yr. IRS	0.350%	DBAG	6M EURIBOR	Receive	08/08/22	(100,000)	EUR	(100,000)	(389)	(133)	256
Call - OTC - 5 Yr. IRS	0.500%	BNP	6M EURIBOR	Receive	04/07/22	(3,100,000)	EUR	(3,100,000)	(15,958)	(25)	15,933
Call - OTC - 5 Yr. IRS	0.450%	JPMC	6M EURIBOR	Receive	04/08/22	(7,500,000)	EUR	(7,500,000)	(26,548)	(69)	26,479
Call - OTC - 5 Yr. IRS	0.450%	BBP	6M EURIBOR	Receive	05/09/22	(3,400,000)	EUR	(3,400,000)	(14,752)	(1,135)	13,617
Call - OTC - 5 Yr. IRS	0.500%	CBNA	6M EURIBOR	Receive	05/16/22	(3,000,000)	EUR	(3,000,000)	(12,292)	(1,737)	10,555
Call - OTC - 5 Yr. IRS	0.500%	GSBU	6M EURIBOR	Receive	05/11/22	(6,900,000)	EUR	(6,900,000)	(24,390)	(3,438)	20,952
Put - OTC - 5 Yr. IRS	2.340%	DBAG	3M LIBOR	Pay	11/17/23	(90,200,000)	USD	(90,200,000)	(1,136,520)	(2,639,441)	(1,502,921)
Put - OTC - 10 Yr. IRS	0.000%	BBP	6M EURIBOR	Pay	11/04/22	(12,490,000)	EUR	(12,490,000)	(305,983)	(1,731,160)	(1,425,177)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/04/22	(24,210,000)	EUR	(24,210,000)	(600,297)	(3,355,595)	(2,755,298)
Put - OTC - 10 Yr. IRS	0.000%	MSCS	6M EURIBOR	Pay	11/02/22	(20,200,000)	EUR	(20,200,000)	(490,004)	(2,795,893)	(2,305,889)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/02/22	(21,000,000)	EUR	(21,000,000)	—	(2,906,621)	(2,906,621)
Put - OTC - 2 Yr. IRS	0.550%	DBAG	6M EURIBOR	Pay	08/08/22	(100,000)	EUR	(100,000)	(389)	(899)	(510)
Put - OTC - 5 Yr. IRS	1.000%	CBNA	6M EURIBOR	Pay	05/16/22	(3,000,000)	EUR	(3,000,000)	(12,292)	(25,956)	(13,664)
Put - OTC - 5 Yr. IRS	0.700%	BNP	6M EURIBOR	Pay	04/07/22	(3,100,000)	EUR	(3,100,000)	(15,958)	(48,566)	(32,608)
Put - OTC - 5 Yr. IRS	1.000%	GSBU	6M EURIBOR	Pay	05/11/22	(6,900,000)	EUR	(6,900,000)	(27,060)	(56,377)	(29,317)
Put - OTC - 5 Yr. IRS	0.650%	BBP	6M EURIBOR	Pay	05/09/22	(3,400,000)	EUR	(3,400,000)	(27,758)	(71,144)	(43,386)
Put - OTC - 5 Yr. IRS	0.650%	JPMC	6M EURIBOR	Pay	04/08/22	(7,500,000)	EUR	(7,500,000)	(42,819)	(138,036)	(95,217)

Totals									$(4,191,914)	$(14,672,802)	$(10,480,888)

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	0.900%	MSCS	CDX.NA.IG.37	Sell	04/20/22	(3,100,000)	USD	(3,100,000)	$(5,890)	$(288)	$5,602
Put - OTC - 5 Yr. CDS	0.900%	GSI	CDX.NA.IG.37	Sell	04/20/22	(3,400,000)	USD	(3,400,000)	(5,678)	(316)	5,362
Put - OTC - 5 Yr. CDS	0.900%	JPMC	CDX.NA.IG.37	Sell	04/20/22	(3,200,000)	USD	(3,200,000)	(4,832)	(298)	4,534
Put - OTC - 5 Yr. CDS	0.900%	BBP	CDX.NA.IG.37	Sell	04/20/22	(4,300,000)	USD	(4,300,000)	(5,504)	(400)	5,104
Put - OTC - 5 Yr. CDS	0.950%	MSCS	CDX.NA.IG.37	Sell	04/20/22	(4,300,000)	USD	(4,300,000)	(5,483)	(276)	5,207
Put - OTC - 5 Yr. CDS	0.950%	JPMC	CDX.NA.IG.37	Sell	04/20/22	(4,300,000)	USD	(4,300,000)	(5,483)	(276)	5,207
Put - OTC - 5 Yr. CDS	1.000%	BBP	CDX.NA.IG.37	Sell	06/15/22	(4,200,000)	USD	(4,200,000)	(7,959)	(2,679)	5,280
Put - OTC - 5 Yr. CDS	1.000%	JPMC	CDX.NA.IG.37	Sell	06/15/22	(3,800,000)	USD	(3,800,000)	(5,814)	(2,424)	3,390
Put - OTC - 5 Yr. CDS	1.100%	DBAG	CDX.NA.IG.37	Sell	06/15/22	(4,100,000)	USD	(4,100,000)	(6,765)	(2,014)	4,751
Put - OTC - 5 Yr. CDS	1.100%	MSCS	CDX.NA.IG.37	Sell	06/15/22	(3,800,000)	USD	(3,800,000)	(7,866)	(1,867)	5,999
Put - OTC - 5 Yr. CDS	1.200%	MSCS	CDX.NA.IG.37	Sell	06/15/22	(7,500,000)	USD	(7,500,000)	(10,548)	(2,873)	7,675
Put - OTC - 5 Yr. CDS	1.200%	BNP	CDX.NA.IG.37	Sell	07/20/22	(2,800,000)	USD	(2,800,000)	(5,068)	(1,870)	3,198
Put - OTC - 5 Yr. CDS	0.850%	MSCS	ITRX.EUR.36	Sell	04/20/22	(3,900,000)	EUR	(3,900,000)	(6,039)	(1,389)	4,650
Put - OTC - 5 Yr. CDS	0.850%	BBP	ITRX.EUR.36	Sell	05/18/22	(2,300,000)	EUR	(2,300,000)	(2,809)	(2,346)	463
Put - OTC - 5 Yr. CDS	0.850%	CBNA	ITRX.EUR.36	Sell	05/18/22	(2,600,000)	EUR	(2,600,000)	(3,576)	(2,652)	924
Put - OTC - 5 Yr. CDS	0.900%	MSCS	ITRX.EUR.36	Sell	04/20/22	(3,000,000)	EUR	(3,000,000)	(3,519)	(877)	2,642
Put - OTC - 5 Yr. CDS	0.900%	MSCS	ITRX.EUR.36	Sell	05/18/22	(2,400,000)	EUR	(2,400,000)	(2,588)	(2,057)	531
Put - OTC - 5 Yr. CDS	0.900%	BBP	ITRX.EUR.36	Sell	05/18/22	(2,500,000)	EUR	(2,500,000)	(3,398)	(2,142)	1,256
Put - OTC - 5 Yr. CDS	0.950%	GSI	ITRX.EUR.36	Sell	06/15/22	(2,600,000)	EUR	(2,600,000)	(4,409)	(3,627)	782
Put - OTC - 5 Yr. CDS	1.000%	BBP	ITRX.EUR.36	Sell	06/15/22	(8,200,000)	EUR	(8,200,000)	(17,635)	(10,414)	7,221
Put - OTC - 5 Yr. CDS	1.000%	BBP	ITRX.EUR.36	Sell	05/18/22	(3,000,000)	EUR	(3,000,000)	(4,850)	(2,011)	2,839
Put - OTC - 5 Yr. CDS	1.000%	BBP	ITRX.EUR.36	Sell	05/18/22	(2,600,000)	EUR	(2,600,000)	(3,938)	(1,742)	2,196
Put - OTC - 5 Yr. CDS	1.050%	MSCS	ITRX.EUR.36	Sell	05/18/22	(2,500,000)	EUR	(2,500,000)	(4,001)	(1,484)	2,517
Put - OTC - 5 Yr. CDS	1.200%	BBP	ITRX.EUR.36	Sell	07/20/22	(3,600,000)	EUR	(3,600,000)	(16,335)	(5,522)	10,813
Put - OTC - 5 Yr. CDS	4.000%	JPMC	ITRX.EUR.XOVER.36	Sell	04/20/22	(500,000)	EUR	(500,000)	(2,291)	(643)	1,648
Put - OTC - 5 Yr. CDS	4.000%	MSCS	ITRX.EUR.XOVER.36	Sell	04/20/22	(400,000)	EUR	(400,000)	(1,935)	(514)	1,421
Put - OTC - 5 Yr. CDS	4.250%	BBP	ITRX.EUR.XOVER.36	Sell	05/18/22	(2,000,000)	EUR	(2,000,000)	(11,851)	(7,652)	4,199
Put - OTC - 5 Yr. CDS	4.250%	BBP	ITRX.EUR.XOVER.36	Sell	04/20/22	(500,000)	EUR	(500,000)	(2,628)	(456)	2,172
Put - OTC - 5 Yr. CDS	4.500%	BBP	ITRX.EUR.XOVER.36	Sell	05/18/22	(500,000)	EUR	(500,000)	(3,594)	(1,580)	2,014

BHFTI-305

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Written Options—(Continued)

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	4.500%	GSI	ITRX.EUR.XOVER.36	Sell	05/18/22	(400,000)	EUR	(400,000)	$(2,668)	$(1,264)	$1,404
Put - OTC - 5 Yr. CDS	5.500%	BNP	ITRX.EUR.XOVER.36	Sell	06/15/22	(300,000)	EUR	(300,000)	(3,089)	(1,032)	2,057

Totals									$(178,043)	$(64,985)	$113,058

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD	98.391	05/05/22	(500,000)	USD	(500,000)	$(2,305)	$(407)	$1,898
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD	98.469	05/05/22	(800,000)	USD	(800,000)	(3,688)	(606)	3,082
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 2.500%, TBA	JPMC	USD	98.617	05/05/22	(600,000)	USD	(600,000)	(2,719)	(395)	2,324
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	98.406	06/06/22	(2,600,000)	USD	(2,600,000)	(13,813)	(17,991)	(4,178)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	99.617	06/06/22	(1,100,000)	USD	(1,100,000)	(4,898)	(3,375)	1,523
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.500%, TBA	JPMC	USD	100.625	06/06/22	(1,300,000)	USD	(1,300,000)	(5,484)	(4,846)	638
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	96.406	06/06/22	(2,600,000)	USD	(2,600,000)	(16,148)	(20,318)	(4,170)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	97.617	06/06/22	(1,100,000)	USD	(1,100,000)	(6,531)	(13,835)	(7,304)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	98.766	05/05/22	(600,000)	USD	(600,000)	(3,188)	(9,392)	(6,204)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	98.914	05/05/22	(800,000)	USD	(800,000)	(4,250)	(13,368)	(9,118)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	99.102	05/05/22	(600,000)	USD	(600,000)	(3,188)	(10,857)	(7,669)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	100.414	04/06/22	(1,400,000)	USD	(1,400,000)	(4,375)	(35,883)	(31,508)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.500%, TBA	JPMC	USD	98.625	06/06/22	(1,300,000)	USD	(1,300,000)	(7,516)	(6,341)	1,175

								$(78,103)	$(137,614)	$(59,511)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(4,359,418)	$(12,991)	$(4,346,427)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,349,176)	—	(1,349,176)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(3,228,721)	2,634	(3,231,355)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(944,027)	28,402	(972,429)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(671,124)	(1,137)	(669,987)
Pay	12M CPURNSA	Maturity	4.950%	Maturity	03/07/23	USD	11,100,000	(85,081)	—	(85,081)
Pay	12M CPURNSA	Maturity	5.010%	Maturity	03/03/23	USD	32,100,000	(244,809)	—	(244,809)
Pay	12M CPURNSA	Maturity	5.033%	Maturity	03/08/23	USD	7,000,000	(46,999)	—	(46,999)
Pay	12M CPURNSA	Maturity	5.500%	Maturity	03/21/23	USD	26,900,000	(8,817)	—	(8,817)
Pay	12M CPURNSA	Maturity	7.268%	Maturity	05/01/22	USD	16,200,000	(97,663)	—	(97,663)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(167,681)	—	(167,681)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(43,085)	2,831	(45,916)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	23,400,000	(4,734,397)	(150,736)	(4,583,661)
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	400,000	355	—	355
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	9,741	(36,513)	46,254
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	(2,752,950)	113,664	(2,866,614)
Pay	12M UKRPI	Maturity	3.400%	Maturity	06/15/30	GBP	15,300,000	(3,086,394)	64,254	(3,150,648)
Pay	12M UKRPI	Maturity	3.438%	Maturity	01/15/30	GBP	8,000,000	(1,736,906)	—	(1,736,906)
Pay	12M UKRPI	Maturity	3.475%	Maturity	08/15/30	GBP	6,000,000	(1,464,563)	53,499	(1,518,062)
Pay	12M UKRPI	Maturity	3.566%	Maturity	03/15/36	GBP	1,700,000	(464,052)	—	(464,052)
Pay	12M UKRPI	Maturity	3.580%	Maturity	03/15/36	GBP	5,600,000	(1,508,388)	(30,292)	(1,478,096)
Pay	12M UKRPI	Maturity	3.750%	Maturity	04/15/31	GBP	3,570,000	(766,400)	(1,250)	(765,150)
Pay	12M UKRPI	Maturity	3.850%	Maturity	09/15/24	GBP	11,200,000	(965,063)	(683)	(964,380)
Pay	12M UKRPI	Maturity	4.066%	Maturity	09/15/31	GBP	500,000	(67,195)	—	(67,195)
Pay	3M EURIBOR	Annually	(0.526)%	Annually	11/21/23	EUR	72,000,000	(974,868)	—	(974,868)

BHFTI-306

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Semi-Annually	1.888%	Semi-Annually	11/21/53	USD	5,000,000	$(358,514)	$—	$(358,514)
Pay	6M EURIBOR	Annually	0.500%	Annually	09/21/52	EUR	2,200,000	(340,720)	(243,468)	(97,252)
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,524,650	—	1,524,650
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,934,173	—	1,934,173
Receive	12M CPURNSA	Maturity	2.069%	Maturity	07/15/22	USD	4,500,000	332,882	—	332,882
Receive	12M CPURNSA	Maturity	2.210%	Maturity	02/05/23	USD	25,780,000	2,033,250	—	2,033,250
Receive	12M CPURNSA	Maturity	2.263%	Maturity	04/27/23	USD	13,492,000	1,031,951	(2,800)	1,034,751
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,850,468	8,706	2,841,762
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,125,779	—	1,125,779
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,363,167	—	1,363,167
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	USD	12,300,000	(42,656)	(733,562)	690,906
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	148,173	—	148,173
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	168,346	—	168,346
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	612,694	—	612,694
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	951,374	—	951,374
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	376,243	—	376,243
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	10,500,000	781,660	(1,747)	783,407
Receive	12M HICP	Maturity	0.090%	Maturity	05/15/22	EUR	1,900,000	139,898	—	139,898
Receive	12M HICP	Maturity	0.330%	Maturity	07/15/22	EUR	6,400,000	577,919	49	577,870
Receive	12M SONIA	Annually	0.750%	Annually	09/21/32	GBP	17,300,000	1,911,148	546,858	1,364,290
Receive	12M UKRPI	Maturity	4.180%	Maturity	09/15/22	GBP	3,000,000	239,051	—	239,051
Receive	12M UKRPI	Maturity	4.220%	Maturity	08/15/22	GBP	3,000,000	247,267	—	247,267
Receive	12M UKRPI	Maturity	4.300%	Maturity	01/15/32	GBP	5,600,000	359,485	12,566	346,919
Receive	12M UKRPI	Maturity	4.480%	Maturity	09/15/23	GBP	2,800,000	244,626	—	244,626
Receive	12M UKRPI	Maturity	4.615%	Maturity	02/15/27	GBP	8,100,000	381,004	—	381,004
Receive	12M UKRPI	Maturity	4.626%	Maturity	02/15/27	GBP	9,500,000	439,354	7,041	432,313
Receive	12M UKRPI	Maturity	4.735%	Maturity	12/15/26	GBP	10,900,000	573,456	(138,942)	712,398
Receive	3M LIBOR	Quarterly	1.840%	Semi-Annually	11/21/28	USD	24,600,000	696,649	—	696,649
Receive	3M NZDBB	Semi-Annually	3.250%	Semi-Annually	03/21/28	NZD	8,400,000	38,665	25,634	13,031
Receive	6M EURIBOR	Annually	0.250%	Annually	09/21/32	EUR	12,900,000	1,424,720	1,214,832	209,888
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(35,826)	(6,190)	(29,636)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	(17,538)	(2,241)	(15,297)

Totals								$(8,044,883)	$718,418	$(8,763,301)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc 1.500%, due 04/04/17	1.000%	Quarterly	12/20/22	0.298%	EUR	900,000	$5,121	$4,246	$875
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.344%	USD	1,000,000	11,158	(18,848)	30,006

Totals							$16,279	$(14,602)	$30,881

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-307

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Fund Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-308

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,434,311,428	$—	$2,434,311,428
Total Foreign Government*	—	235,544,649	—	235,544,649
Total Asset-Backed Securities*	—	143,182,543	—	143,182,543
Total Corporate Bonds & Notes*	—	134,939,714	—	134,939,714
Total Mortgage-Backed Securities*	—	57,193,578	—	57,193,578
Total Preferred Stock*	—	—	11,567,115	11,567,115
Total Convertible Preferred Stock*	1,192,500	—	—	1,192,500
Total Short-Term Investments*	—	1,083,400,000	—	1,083,400,000
Total Purchased Options at Value	—	8,729,546	—	8,729,546
Total Investments	$1,192,500	$4,097,301,458	$11,567,115	$4,110,061,073

Secured Borrowings (Liability)	—	$(2,104,265,037)	—	$(2,104,265,037)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,615,512	$—	$12,615,512
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,261,784)	—	(3,261,784)
Total Forward Contracts	$—	$9,353,728	$—	$9,353,728
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$17,869,392	$—	$—	$17,869,392
Futures Contracts (Unrealized Depreciation)	(2,585,262)	—	—	(2,585,262)
Total Futures Contracts	$15,284,130	$—	$—	$15,284,130
Written Options
Credit Default Swaptions at Value	$—	$(64,985)	$—	$(64,985)
Inflation Capped Options at Value	—	(130,986)	—	(130,986)
Interest Rate Swaptions at Value	—	(14,672,802)	—	(14,672,802)
OTC Options on Securities at Value	—	(137,614)	—	(137,614)
Total Written Options	$—	$(15,006,387)	$—	$(15,006,387)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$21,604,251	$—	$21,604,251
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(30,336,671)	—	(30,336,671)
Total Centrally Cleared Swap Contracts	$—	$(8,732,420)	$—	$(8,732,420)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTI-309

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—51.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.8%
Fannie Mae 10 Yr. Pool
3.000%, 05/01/22	2,258	$2,236
3.500%, 02/01/24	79,330	80,925
3.500%, 10/01/24	137,780	140,573
3.500%, 11/01/24	59,729	60,942
3.500%, 02/01/25	226,317	230,945
3.500%, 03/01/29	242,621	247,931
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	205,104	206,962
3.000%, 06/01/30	6,223,983	6,288,053
3.500%, 04/01/25	22,411	22,875
3.500%, 10/01/26	56,251	57,488
3.500%, 12/01/26	152,486	155,784
3.500%, 04/01/27	98,633	100,710
3.500%, 12/01/28	302,488	309,220
3.500%, 07/01/29	30,524	31,165
3.500%, 12/01/31	107,459	110,326
3.500%, 05/01/32	240,278	246,778
3.500%, 06/01/32	405,489	416,452
3.500%, 05/01/33	204,347	209,769
3.500%, 06/01/33	271,423	278,721
3.500%, 08/01/33	177,507	182,017
3.500%, 09/01/33	699,949	718,605
3.500%, 10/01/33	404,886	415,664
3.500%, 05/01/34	7,603,757	7,794,986
3.500%, 07/01/34	339,182	347,444
3.500%, 09/01/34	809,542	834,067
3.500%, 02/01/35	48,653	49,790
3.500%, 03/01/35	107,959	110,448
3.500%, 05/01/35	4,396,531	4,488,743
4.000%, 05/01/24	156,875	161,194
4.000%, 06/01/24	156,378	160,594
4.000%, 02/01/25	70,154	72,119
4.000%, 06/01/25	31,900	32,802
4.000%, 08/01/25	12,163	12,502
4.000%, 12/01/25	19,274	19,818
4.000%, 02/01/26	27,572	28,424
4.000%, 03/01/26	5,380	5,541
4.000%, 06/01/26	7,589	7,802
4.000%, 11/01/33	52,551	54,226
4.500%, 05/01/23	1,755	1,802
4.500%, 06/01/23	104	106
4.500%, 04/01/24	2,985	3,057
4.500%, 05/01/24	18,985	19,455
4.500%, 08/01/24	2,505	2,565
4.500%, 10/01/24	36,856	37,824
4.500%, 11/01/24	6,947	7,128
4.500%, 02/01/25	53,108	54,701
4.500%, 03/01/25	43,293	44,718
4.500%, 04/01/25	29,693	30,430
4.500%, 05/01/25	76,173	78,351
4.500%, 06/01/25	7,186	7,425
4.500%, 07/01/25	487,668	502,537
4.500%, 08/01/25	8,209	8,419
4.500%, 09/01/25	23,002	23,626
4.500%, 11/01/25	28,526	29,526

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 04/01/26	1,714	1,775
4.500%, 01/01/27	4,222	4,340
5.500%, 07/01/22	1,958	1,960
5.500%, 10/01/22	2,351	2,357
5.500%, 11/01/22	1,146	1,149
5.500%, 12/01/22	3,082	3,095
5.500%, 02/01/23	5,122	5,158
5.500%, 03/01/23	325	328
5.500%, 07/01/23	1,029	1,040
5.500%, 08/01/23	968	974
5.500%, 10/01/23	4,097	4,134
5.500%, 12/01/23	162	163
5.500%, 01/01/24	583	593
5.500%, 03/01/24	1,980	2,008
5.500%, 09/01/24	2,629	2,644
5.500%, 01/01/25	44,845	45,684
5.500%, 05/01/25	1,190	1,204
Fannie Mae 20 Yr. Pool
3.500%, 04/01/40	374,135	376,976
3.500%, 05/01/40	5,164,435	5,219,032
4.000%, 04/01/29	17,125	17,577
4.000%, 05/01/29	51,060	52,143
4.000%, 03/01/30	30,018	30,655
4.000%, 05/01/30	45,600	46,571
4.000%, 08/01/30	38,620	39,445
4.000%, 09/01/30	31,546	32,447
4.000%, 10/01/30	1,139	1,172
4.000%, 11/01/30	139,240	143,229
4.000%, 12/01/30	18,867	19,408
4.000%, 06/01/31	2,942	3,024
4.000%, 09/01/31	66,149	68,533
4.000%, 11/01/31	3,338	3,409
4.500%, 01/01/25	1,179	1,221
4.500%, 04/01/31	12,267	12,779
5.500%, 06/01/27	3,692	3,920
5.500%, 12/01/27	27,506	29,217
5.500%, 03/01/28	13,211	14,040
5.500%, 04/01/28	33,355	35,421
5.500%, 05/01/28	16,400	17,453
5.500%, 10/01/28	6,479	6,896
5.500%, 12/01/28	2,021	2,149
5.500%, 01/01/29	29,094	30,967
5.500%, 07/01/29	34,283	36,415
5.500%, 10/01/29	87,047	92,587
5.500%, 04/01/30	10,465	11,124
6.000%, 06/01/26	2,278	2,430
6.000%, 07/01/26	19,085	20,342
6.000%, 08/01/26	3,472	3,701
6.000%, 12/01/26	3,460	3,691
6.000%, 10/01/28	12,532	13,370
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	2,735,412	2,686,742
4.000%, 05/01/34	62,729	64,413
4.000%, 05/01/35	26,095	27,222
4.000%, 01/01/41	25,837	27,035

BHFTI-310

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 12/01/43	256,863	$268,485
4.500%, 04/01/39	15,544	16,538
4.500%, 05/01/39	28,559	30,387
4.500%, 12/01/39	5,362	5,662
4.500%, 05/01/40	11,017	11,722
4.500%, 09/01/40	13,315	14,166
4.500%, 12/01/40	33,757	35,715
4.500%, 02/01/41	51,654	53,584
4.500%, 07/01/41	6,290	6,549
4.500%, 09/01/41	160,285	166,207
4.500%, 03/01/42	28,006	29,705
4.500%, 07/01/42	97,176	100,777
5.000%, 03/01/32	839	882
5.000%, 04/01/33	41,031	43,145
5.000%, 07/01/33	46,587	50,370
5.000%, 08/01/33	969	1,047
5.000%, 09/01/33	846	915
5.000%, 10/01/33	8,261	8,935
5.000%, 11/01/33	175	184
5.000%, 01/01/34	17,255	18,156
5.000%, 04/01/34	58,220	62,799
5.000%, 06/01/34	1,367	1,441
5.000%, 12/01/34	13,649	14,370
5.000%, 01/01/35	16,484	17,348
5.000%, 04/01/35	21	23
5.000%, 07/01/35	21,812	22,961
5.000%, 01/01/38	58,398	62,829
5.000%, 04/01/39	10,638	11,507
5.000%, 10/01/39	1,728	1,826
5.000%, 11/01/39	8,189	8,827
5.000%, 06/01/40	10,531	11,087
5.000%, 11/01/42	39,033	41,086
5.500%, 12/01/28	5,912	6,281
5.500%, 06/01/33	22,008	23,949
5.500%, 07/01/33	4,943	5,409
5.500%, 09/01/33	109,437	117,437
5.500%, 11/01/33	99,453	105,712
5.500%, 12/01/33	542	580
5.500%, 04/01/34	933	1,021
5.500%, 07/01/34	7,227	7,691
5.500%, 08/01/34	159,557	174,053
5.500%, 09/01/34	1,831	2,005
5.500%, 11/01/34	137,183	150,191
5.500%, 12/01/34	338,190	370,184
5.500%, 01/01/35	117,643	128,796
5.500%, 02/01/35	154,225	168,732
5.500%, 03/01/35	262,855	287,415
5.500%, 04/01/35	43,514	46,297
5.500%, 05/01/35	57,490	62,966
5.500%, 06/01/35	91,059	99,643
5.500%, 08/01/35	83,214	90,962
5.500%, 09/01/35	930,432	1,017,933
5.500%, 10/01/35	80,825	88,433
5.500%, 12/01/35	424,303	463,820
5.500%, 01/01/36	98,280	107,536

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 03/01/36	100,455	109,995
5.500%, 05/01/36	812	889
5.500%, 07/01/36	430,797	471,747
5.500%, 09/01/36	51,214	56,080
5.500%, 11/01/36	29,806	32,596
5.500%, 12/01/36	1,273	1,353
5.500%, 02/01/37	687	753
5.500%, 05/01/37	8,195	8,895
5.500%, 08/01/37	372,954	408,374
5.500%, 01/01/38	3,380	3,725
5.500%, 02/01/38	93,559	102,712
5.500%, 03/01/38	495,889	546,506
5.500%, 05/01/38	804,742	887,419
5.500%, 06/01/38	28,962	31,779
5.500%, 09/01/38	19,548	20,800
5.500%, 10/01/38	302,163	330,880
5.500%, 11/01/38	70,873	78,135
5.500%, 01/01/39	20,830	22,969
5.500%, 07/01/39	5,873	6,246
5.500%, 11/01/39	882,804	973,026
5.500%, 02/01/40	140,309	153,210
5.500%, 06/01/40	53,117	56,461
5.500%, 09/01/40	125,922	138,777
5.500%, 07/01/41	1,448,931	1,596,457
5.500%, 02/01/49	140,774	149,819
6.000%, 12/01/28	8,976	9,576
6.000%, 01/01/29	6,293	6,726
6.000%, 02/01/29	50	54
6.000%, 04/01/29	1,032	1,121
6.000%, 06/01/29	1,644	1,786
6.000%, 11/01/32	35,821	38,261
6.000%, 12/01/32	71,175	77,139
6.000%, 03/01/33	6,987	7,722
6.000%, 05/01/33	7,153	7,905
6.000%, 07/01/33	7,569	8,377
6.000%, 01/01/34	494	543
6.000%, 09/01/34	4,446	4,744
6.000%, 11/01/34	5,036	5,434
6.000%, 04/01/35	324,649	358,822
6.000%, 05/01/35	7,174	7,800
6.000%, 06/01/35	487	521
6.000%, 07/01/35	15,297	16,411
6.000%, 09/01/35	3,321	3,704
6.000%, 11/01/35	124,658	133,037
6.000%, 12/01/35	9,436	10,219
6.000%, 04/01/36	1,285	1,378
6.000%, 05/01/36	25,945	28,302
6.000%, 06/01/36	1,255	1,340
6.000%, 07/01/36	6,819	7,303
6.000%, 08/01/36	688,678	768,993
6.000%, 09/01/36	81,375	89,793
6.000%, 10/01/36	41,780	44,629
6.000%, 11/01/36	13,456	14,638
6.000%, 12/01/36	7,667	8,184
6.000%, 01/01/37	68,617	74,780

BHFTI-311

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 02/01/37	179,393	$200,323
6.000%, 04/01/37	37,546	40,940
6.000%, 05/01/37	19,539	20,869
6.000%, 07/01/37	10,386	11,488
6.000%, 08/01/37	25,909	28,185
6.000%, 11/01/37	20,721	22,903
6.000%, 02/01/38	212,931	237,526
6.000%, 03/01/38	4,202	4,693
6.000%, 08/01/38	7,603	8,237
6.000%, 09/01/38	319,016	354,628
6.000%, 10/01/38	27,874	31,137
6.000%, 11/01/38	7,417	7,920
6.000%, 01/01/39	30,943	34,564
6.000%, 04/01/39	188,542	210,336
6.000%, 07/01/39	38,156	42,618
6.000%, 08/01/39	151,015	164,087
6.000%, 05/01/49	1,386,008	1,499,866
8.000%, 10/01/25	212	222
Fannie Mae ARM Pool
1.304%, 12M MTA + 1.200%, 08/01/41 (a)	61,943	62,531
1.304%, 12M MTA + 1.200%, 07/01/42 (a)	128,210	130,422
1.304%, 12M MTA + 1.200%, 08/01/42 (a)	136,066	138,519
1.304%, 12M MTA + 1.200%, 10/01/44 (a)	120,685	123,082
1.354%, 12M MTA + 1.250%, 09/01/41 (a)	337,734	343,049
1.541%, 12M LIBOR + 1.291%, 12/01/34 (a)	367,953	377,129
1.561%, 12M LIBOR + 1.311%, 12/01/34 (a)	195,835	200,452
1.597%, 12M LIBOR + 1.347%, 11/01/34 (a)	2,603	2,605
1.614%, 6M LIBOR + 1.412%, 06/01/33 (a)	7,679	7,868
1.663%, 6M LIBOR + 1.538%, 01/01/36 (a)	5,396	5,397
1.690%, 6M LIBOR + 1.508%, 01/01/35 (a)	46,898	48,411
1.718%, 6M LIBOR + 1.373%, 09/01/35 (a)	412,898	413,848
1.760%, 12M LIBOR + 1.359%, 03/01/35 (a)	11,907	12,205
1.825%, 12M LIBOR + 1.575%, 10/01/34 (a)	5,002	5,015
1.855%, 6M LIBOR + 1.605%, 08/01/36 (a)	15,189	15,232
1.883%, 12M LIBOR + 1.508%, 01/01/35 (a)	21,882	22,524
1.890%, 12M LIBOR + 1.631%, 01/01/35 (a)	5,628	5,662
1.904%, 12M MTA + 1.806%, 11/01/35 (a)	72,863	75,751
1.910%, 12M LIBOR + 1.660%, 05/01/34 (a)	228,996	229,921
1.920%, 12M LIBOR + 1.670%, 11/01/34 (a)	24,770	25,677
1.934%, 12M LIBOR + 1.603%, 05/01/35 (a)	17,965	18,635
1.935%, 12M LIBOR + 1.560%, 01/01/35 (a)	14,593	15,058
1.938%, 12M LIBOR + 1.688%, 12/01/34 (a)	12,689	13,139
1.950%, 12M LIBOR + 1.595%, 01/01/35 (a)	16,854	17,411
1.965%, 12M LIBOR + 1.635%, 02/01/35 (a)	10,725	11,079
1.995%, 12M LIBOR + 1.691%, 09/01/32 (a)	50,165	50,211
2.000%, 12M LIBOR + 1.750%, 08/01/35 (a)	135,906	141,839
2.025%, 1Y H15 + 1.900%, 02/01/31 (a)	97,969	97,938
2.060%, 12M LIBOR + 1.810%, 09/01/34 (a)	237,660	246,317
2.065%, 12M LIBOR + 1.618%, 03/01/33 (a)	1,459	1,461
2.135%, 12M LIBOR + 1.885%, 11/01/32 (a)	20,045	20,025
2.140%, 1Y H15 + 2.066%, 10/01/28 (a)	48,916	48,884
2.143%, 1Y H15 + 2.095%, 10/01/35 (a)	47,226	47,288
2.153%, 1Y H15 + 2.153%, 07/01/32 (a)	13,562	13,579
2.223%, 12M LIBOR + 1.810%, 04/01/35 (a)	27,531	28,618
2.223%, 1Y H15 + 2.223%, 08/01/35 (a)	74,870	78,178

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.240%, 1Y H15 + 2.160%, 11/01/35 (a)	106,310	111,909
2.302%, 1Y H15 + 2.180%, 07/01/33 (a)	5,997	6,184
2.317%, 1Y H15 + 2.215%, 09/01/31 (a)	18,790	18,788
2.328%, 1Y H15 + 2.195%, 02/01/35 (a)	22,935	23,946
2.400%, 1Y H15 + 2.310%, 04/01/34 (a)	2,112	2,202
2.423%, 1Y H15 + 2.360%, 11/01/34 (a)	574,258	600,543
2.438%, 1Y H15 + 2.313%, 05/01/35 (a)	105,488	111,088
4.012%, ECOFC + 1.928%, 12/01/36 (a)	33,691	35,950
4.956%, ECOFC + 1.734%, 09/01/34 (a)	5,544	5,882
Fannie Mae Pool 2.310%, 08/01/22	7,768,009	7,761,587
Fannie Mae REMICS (CMO)
0.868%, 1M LIBOR + 0.400%, 09/18/31 (a)	65,477	65,632
1.357%, 1M LIBOR + 0.900%, 04/25/32 (a)	22,827	23,097
1.959%, 05/25/35 (a)	279,847	282,320
Fannie Mae-Aces 2.251%, 01/25/31 (a) (b)	21,198,924	2,636,129
Freddie Mac 10 Yr. Pool 3.500%, 10/01/23	5,012	5,113
Freddie Mac 15 Yr. Pool
3.500%, 12/01/26	45,583	46,556
3.500%, 05/01/32	112,992	116,053
3.500%, 07/01/33	265,550	272,368
3.500%, 08/01/33	8,141	8,349
3.500%, 09/01/33	353,278	362,311
3.500%, 11/01/33	741,769	759,323
3.500%, 01/01/34	79,855	81,947
3.500%, 02/01/34	134,082	137,601
3.500%, 04/01/34	1,263,581	1,295,782
3.500%, 05/01/34	532,646	546,075
3.500%, 10/01/34	114,002	116,952
3.500%, 11/01/34	46,816	48,005
3.500%, 03/01/35	161,704	165,418
4.000%, 11/01/33	868,496	892,610
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	34,145	35,148
4.000%, 09/01/30	143,680	147,906
4.000%, 10/01/30	8,186	8,427
5.500%, 12/01/22	25	27
5.500%, 03/01/23	9,730	10,332
5.500%, 06/01/26	545	579
5.500%, 08/01/26	306	325
5.500%, 06/01/27	12,205	12,973
5.500%, 12/01/27	16,426	17,463
5.500%, 01/01/28	12,027	12,786
5.500%, 02/01/28	2,729	2,901
5.500%, 05/01/28	29,981	32,077
5.500%, 06/01/28	46,825	49,769
6.000%, 10/01/22	14,823	15,793
6.000%, 04/01/23	1,871	1,994
Freddie Mac 20 Yr. Pool 6.000%, 09/01/29	1,075,516	1,146,150
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	153,241	160,269
4.500%, 04/01/34	8,352	8,893

BHFTI-312

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 06/01/35	26,998	$28,749
4.500%, 04/01/41	49,019	51,690
5.500%, 01/01/33	565	620
5.500%, 05/01/33	642	697
5.500%, 08/01/33	1,107	1,212
5.500%, 10/01/33	1,599	1,709
5.500%, 01/01/34	945	1,036
5.500%, 09/01/34	14,820	16,038
5.500%, 01/01/35	13,621	14,930
5.500%, 07/01/35	819	897
5.500%, 10/01/35	9,064	9,641
5.500%, 11/01/35	33,240	35,597
5.500%, 12/01/35	21,063	23,082
5.500%, 01/01/36	13,073	14,324
5.500%, 02/01/36	13,842	14,726
5.500%, 04/01/36	7,869	8,514
5.500%, 06/01/36	651,938	714,599
5.500%, 07/01/36	13,823	15,145
5.500%, 08/01/36	22,542	23,989
5.500%, 10/01/36	5,843	6,351
5.500%, 12/01/36	98,353	107,973
5.500%, 02/01/37	7,004	7,489
5.500%, 03/01/37	6,697	7,343
5.500%, 04/01/37	26,849	28,719
5.500%, 06/01/37	38,949	42,274
5.500%, 07/01/37	83,358	91,748
5.500%, 08/01/37	33,614	37,043
5.500%, 09/01/37	5,594	6,164
5.500%, 10/01/37	4,172	4,601
5.500%, 11/01/37	98,571	108,617
5.500%, 12/01/37	5,355	5,815
5.500%, 01/01/38	32,666	36,004
5.500%, 02/01/38	81,601	89,994
5.500%, 03/01/38	37,132	40,644
5.500%, 04/01/38	76,123	83,571
5.500%, 05/01/38	40,012	44,137
5.500%, 06/01/38	126,311	139,340
5.500%, 07/01/38	161,660	177,917
5.500%, 08/01/38	429,760	465,434
5.500%, 09/01/38	115,729	127,586
5.500%, 10/01/38	3,515,507	3,872,676
5.500%, 11/01/38	1,486,481	1,639,966
5.500%, 12/01/38	5,273	5,609
5.500%, 01/01/39	288,557	318,247
5.500%, 02/01/39	57,234	61,714
5.500%, 03/01/39	31,044	34,237
5.500%, 06/01/39	1,017,678	1,122,356
5.500%, 09/01/39	27,923	30,699
5.500%, 02/01/40	34,066	37,561
5.500%, 03/01/40	5,304	5,852
5.500%, 05/01/40	1,090	1,202
5.500%, 08/01/40	33,235	36,588
Freddie Mac ARM Non-Gold Pool
1.595%, 12M LIBOR + 1.345%, 09/01/35 (a)	64,138	65,905
1.939%, 12M LIBOR + 1.677%, 01/01/35 (a)	7,915	8,041

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
2.000%, 12M LIBOR + 1.625%, 02/01/35 (a)	2,201	2,200
2.038%, 12M LIBOR + 1.678%, 02/01/35 (a)	8,689	8,866
2.049%, 12M LIBOR + 1.625%, 02/01/35 (a)	14,511	14,957
2.055%, 12M LIBOR + 1.621%, 02/01/35 (a)	4,735	4,786
2.140%, 12M LIBOR + 1.890%, 11/01/34 (a)	12,168	12,654
2.150%, 12M LIBOR + 1.900%, 11/01/34 (a)	10,352	10,600
2.211%, 12M LIBOR + 1.961%, 08/01/32 (a)	33,230	33,227
2.213%, 1Y H15 + 2.107%, 10/01/34 (a)	15,515	16,246
2.232%, 12M LIBOR + 1.901%, 02/01/35 (a)	14,759	15,314
2.237%, 1Y H15 + 2.108%, 02/01/35 (a)	17,865	18,646
2.334%, 1Y H15 + 2.229%, 09/01/35 (a)	74,297	76,860
2.345%, 1Y H15 + 2.250%, 11/01/31 (a)	6,242	6,249
2.348%, 1Y H15 + 2.250%, 06/01/35 (a)	232,128	243,051
2.370%, 1Y H15 + 2.250%, 01/01/35 (a)	47,747	49,719
2.375%, 1Y H15 + 2.250%, 11/01/34 (a)	26,490	27,599
2.377%, 1Y H15 + 2.250%, 08/01/35 (a)	85,080	88,754
2.478%, 1Y H15 + 2.250%, 02/01/35 (a)	19,086	19,821
2.536%, 1Y H15 + 2.472%, 01/01/29 (a)	106,482	106,575
Freddie Mac Multifamily Structured Pass-Through Certificates 1.194%, 08/25/22 (a) (b)	37,584,226	93,603
Freddie Mac REMICS (CMO)
0.647%, 1M LIBOR + 0.250%, 07/15/34 (a)	10,870	10,838
1.875%, PRIME—1.375%, 11/15/23 (a)	28,893	28,560
3.500%, 01/15/42	9,697,986	9,580,451
6.500%, 01/15/24	2,247	2,319
Freddie Mac Structured Pass-Through Certificates (CMO)
1.304%, 12M MTA + 1.200%, 02/25/45 (a)	34,224	34,600
1.341%, 12M MTA + 1.200%, 10/25/44 (a)	382,829	390,143
1.541%, 12M MTA + 1.400%, 07/25/44 (a)	1,846,399	1,896,506
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/49	2,749,153	2,717,942
4.000%, TBA (c)	11,000,000	11,315,391
5.000%, 10/15/33	4,251	4,590
5.000%, 12/15/33	11,703	12,632
5.000%, 05/15/34	3,397	3,739
5.000%, 07/15/34	569	615
5.000%, 11/15/35	1,469	1,587
5.000%, 03/15/36	932	1,019
5.000%, 10/15/38	246,855	272,347
5.000%, 02/15/39	40,044	44,145
5.000%, 03/15/39	69,690	76,869
5.000%, 04/15/39	392,139	431,349
5.000%, 05/15/39	1,138,656	1,251,336
5.000%, 06/15/39	334,773	367,950
5.000%, 09/15/39	151,610	168,151
5.000%, 05/15/40	12,218	13,475
5.000%, 09/15/40	133,377	147,177
5.000%, 12/15/40	9,785	10,792
5.000%, 09/15/47	18,329	19,791
5.000%, TBA (c)	15,000,000	16,181,836
7.000%, 10/15/23	232	232
7.500%, 01/15/26	818	830
Ginnie Mae II 30 Yr. Pool
4.500%, 12/20/49	15,470	16,013
5.000%, 06/20/49	82,659	86,713
5.000%, 07/20/49	177,338	185,865

BHFTI-313

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
1.625%, 1Y H15 + 1.500%, 08/20/27 (a)	10,605	$10,631
1.625%, 1Y H15 + 1.500%, 09/20/27 (a)	37,373	37,427
1.625%, 1Y H15 + 1.500%, 07/20/29 (a)	3,437	3,501
1.625%, 1Y H15 + 1.500%, 08/20/29 (a)	3,373	3,436
1.625%, 1Y H15 + 1.500%, 09/20/29 (a)	4,004	4,008
1.625%, 1Y H15 + 1.500%, 08/20/31 (a)	854	873
1.625%, 1Y H15 + 1.500%, 07/20/32 (a)	3,104	3,112
1.625%, 1Y H15 + 1.500%, 09/20/33 (a)	19,769	20,264
1.750%, 1Y H15 + 1.500%, 11/20/27 (a)	4,127	4,149
1.750%, 1Y H15 + 1.500%, 10/20/28 (a)	324	325
1.750%, 1Y H15 + 1.500%, 10/20/29 (a)	2,159	2,198
1.750%, 1Y H15 + 1.500%, 11/20/30 (a)	8,512	8,523
1.875%, 1Y H15 + 1.500%, 05/20/26 (a)	3,230	3,256
1.875%, 1Y H15 + 1.500%, 06/20/27 (a)	1,578	1,596
1.875%, 1Y H15 + 1.500%, 05/20/28 (a)	2,084	2,110
1.875%, 1Y H15 + 1.500%, 05/20/29 (a)	3,021	3,072
1.875%, 1Y H15 + 1.500%, 06/20/30 (a)	3,522	3,614
1.875%, 1Y H15 + 1.500%, 04/20/31 (a)	3,169	3,231
1.875%, 1Y H15 + 1.500%, 04/20/32 (a)	3,020	3,061
1.875%, 1Y H15 + 1.500%, 05/20/32 (a)	4,647	4,686
2.000%, 1Y H15 + 1.500%, 01/20/23 (a)	837	841
2.000%, 1Y H15 + 1.500%, 02/20/26 (a)	2,555	2,589
2.000%, 1Y H15 + 1.500%, 01/20/27 (a)	1,397	1,404
2.000%, 1Y H15 + 1.500%, 02/20/28 (a)	3,393	3,417
2.000%, 1Y H15 + 1.500%, 03/20/28 (a)	4,577	4,630
2.000%, 1Y H15 + 1.500%, 01/20/30 (a)	11,498	11,828
2.000%, 1Y H15 + 1.500%, 04/20/30 (a)	4,619	4,666
2.000%, 1Y H15 + 1.500%, 05/20/30 (a)	10,656	10,946
2.000%, 1Y H15 + 1.500%, 03/20/32 (a)	163	168
2.000%, 1Y H15 + 1.500%, 03/20/33 (a)	1,496	1,546
2.250%, 1Y H15 + 2.000%, 10/20/31 (a)	4,049	4,056
2.500%, 1Y H15 + 1.500%, 11/20/26 (a)	6,780	6,773
2.500%, 1Y H15 + 1.500%, 10/20/30 (a)	1,971	1,969
Government National Mortgage Association (CMO)
0.446%, 1M LIBOR + 0.340%, 12/20/62 (a)	116,624	116,049
0.706%, 1M LIBOR + 0.600%, 08/20/65 (a)	2,322,943	2,321,580
0.706%, 1M LIBOR + 0.600%, 10/20/65 (a)	4,659,035	4,654,860
0.756%, 1M LIBOR + 0.650%, 06/20/66 (a)	3,361,910	3,360,351
0.956%, 1M LIBOR + 0.850%, 09/20/66 (a)	5,536,584	5,571,557
1.032%, 12M LIBOR + 0.800%, 09/20/67 (a)	6,205,727	6,215,995
1.106%, 1M LIBOR + 1.000%, 12/20/65 (a)	16,133,209	16,286,232
1.106%, 1M LIBOR + 1.000%, 01/20/67 (a)	7,199,159	7,274,680
2.726%, 09/20/66 (a)	8,224,083	8,471,835
Uniform Mortgage-Backed Securities 15 Yr. Pool 4.500%, TBA (c)	100,000	102,383
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (c)	60,300,000	55,973,005
3.000%, TBA (c)	858,400,000	836,654,093
3.500%, TBA (c)	373,312,000	372,640,322
4.000%, TBA (c)	15,000,000	15,252,430

		1,462,691,253

U.S. Treasury—20.9%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	51,014,437

U.S. Treasury—(Continued)
U.S. Treasury Bonds
1.375%, 08/15/50	96,600,000	74,351,812
1.625%, 11/15/50	43,500,000	35,646,211
1.875%, 02/15/41	16,900,000	15,048,262
2.000%, 02/15/50	9,600,000	8,647,125
2.750%, 08/15/42	39,000,000	39,656,602
2.750%, 11/15/42	19,800,000	20,107,828
2.875%, 05/15/43	83,700,000	86,649,118
2.875%, 08/15/45	17,200,000	17,928,312
3.125%, 02/15/42	15,800,000	17,056,594
3.125%, 08/15/44	116,300,000	125,722,117
3.375%, 05/15/44	18,000,000	20,210,625
4.250%, 05/15/39	9,600,000	12,021,375
4.375%, 11/15/39	57,100,000	72,586,145
4.500%, 08/15/39	15,100,000	19,490,207
4.625%, 02/15/40	12,800,000	16,771,000
U.S. Treasury Notes
1.750%, 09/30/22 (d) (e) (f) (g)	20,400,000	20,470,125
1.750%, 06/30/24	38,200,000	37,647,891
1.875%, 07/31/22	102,600,000	102,972,726
1.875%, 08/31/22 (d) (e) (f) (g)	31,200,000	31,321,875
2.000%, 10/31/22 (d) (e) (g)	3,300,000	3,314,824
2.125%, 07/31/24 (d) (g)	24,800,000	24,623,687
2.125%, 09/30/24 (d) (g)	7,900,000	7,833,961
2.250%, 11/15/24	110,600,000	109,913,070
2.250%, 08/15/27	24,360,000	24,097,369

		995,103,298

Total U.S. Treasury & Government Agencies (Cost $2,501,956,098)		2,457,794,551

Corporate Bonds & Notes—36.4%

Aerospace/Defense—0.7%
Boeing Co. (The)
1.433%, 02/04/24	13,400,000	12,960,599
2.750%, 02/01/26	15,400,000	14,922,448
Spirit AeroSystems, Inc.
3.950%, 06/15/23	4,100,000	4,045,962
4.600%, 06/15/28	1,600,000	1,501,864

		33,430,873

Agriculture—0.5%
Imperial Brands Finance plc
3.125%, 07/26/24(144A)	9,326,000	9,239,184
3.875%, 07/26/29(144A)	12,800,000	12,556,255

		21,795,439

Airlines—0.5%
American Airlines Pass-Through Trust 3.700%, 10/01/26	2,939,219	2,837,082
British Airways Pass-Through Trust 4.125%, 09/20/31(144A) †	1,481,868	1,414,942
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	509,611	486,728

BHFTI-314

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
United Airlines Pass-Through Trust
2.875%, 10/07/28	3,942,761	$3,736,492
3.450%, 07/07/28	2,211,412	2,059,991
5.875%, 10/15/27	11,200,907	11,593,904

		22,129,139

Auto Manufacturers—3.7%
Daimler Finance North America LLC
2.550%, 08/15/22(144A)	16,100,000	16,155,719
Daimler Trucks Finance North America LLC
0.765%, SOFR + 0.500%, 06/14/23 (144A) (a)	14,000,000	13,957,752
Ford Motor Credit Co. LLC
1.383%, 3M LIBOR + 1.080%, 08/03/22 (a)	2,700,000	2,690,947
1.741%, 3M LIBOR + 1.235%, 02/15/23 (a)	13,000,000	12,899,595
3.810%, 01/09/24	13,300,000	13,278,387
4.250%, 09/20/22	5,490,000	5,523,818
General Motors Financial Co., Inc.
2.306%, 3M LIBOR + 1.310%, 06/30/22 (a)	1,100,000	1,102,211
3.550%, 07/08/22	8,400,000	8,442,768
Hyundai Capital America
0.800%, 04/03/23(144A)	13,000,000	12,754,069
2.100%, 09/15/28(144A)	13,500,000	11,897,071
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26(144A)	13,500,000	12,087,753
2.650%, 07/13/22(144A)	2,219,000	2,222,804
Nissan Motor Co., Ltd.
3.522%, 09/17/25(144A)	8,100,000	7,938,420
4.345%, 09/17/27(144A)	5,600,000	5,518,114
4.810%, 09/17/30(144A)	14,700,000	14,572,921
Volkswagen Bank GmbH
1.875%, 01/31/24 (EUR)	4,600,000	5,179,990
2.500%, 07/31/26 (EUR)	3,000,000	3,395,810
Volkswagen Group of America Finance LLC
2.850%, 09/26/24(144A)	13,300,000	13,159,053
4.625%, 11/13/25(144A)	10,900,000	11,297,703

		174,074,905

Banks—9.3%
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (h)	1,700,000	272,691
4.750%, 01/15/18 (EUR) (h)	3,100,000	497,259
Bank of America Corp.
0.981%, SOFR + 0.910%, 09/25/25 (a)	4,800,000	4,549,486
1.530%, SOFR + 0.650%, 12/06/25 (a)	13,300,000	12,718,775
4.125%, 01/22/24	2,130,000	2,186,207
Barclays Bank plc
7.625%, 11/21/22	366,000	375,140
Barclays plc
1.839%, 3M LIBOR + 1.380%, 05/16/24 (a)	100,000	100,483
2.375%, 1Y GBP Swap + 1.597%, 10/06/23 (GBP) (a)	2,600,000	3,417,736
3.125%, 01/17/24 (GBP)	4,400,000	5,811,317
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	700,000	710,701
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	2,000,000	2,092,185
BNP Paribas S.A. 4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	11,156,375

Banks—(Continued)
BPCE S.A.
4.000%, 09/12/23 (144A)	17,000,000	17,227,324
Citigroup, Inc.
0.958%, 3M LIBOR + 0.690%, 10/27/22 (a)	1,800,000	1,805,039
3.070%, SOFR + 1.280%, 02/24/28 (a)	12,000,000	11,687,505
Cooperative Rabobank UA
3.875%, 09/26/23 (144A)	1,200,000	1,220,543
Credit Agricole S.A.
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,639,099
Credit Suisse Group AG
2.043%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	10,400,000	10,462,417
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	15,700,000	15,839,819
7.250%, 5Y USD + 4.332%, 09/12/25 (144A) (a)	5,500,000	5,561,875
Danske Bank A/S
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	12,096,731
Deutsche Bank AG
0.962%, 11/08/23	13,600,000	13,185,455
2.222%, SOFR + 2.159%, 09/18/24 (a)	13,200,000	12,911,149
3.300%, 11/16/22	9,500,000	9,563,777
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	12,258,784
Goldman Sachs Group, Inc. (The)
2.028%, 3M LIBOR + 1.750%, 10/28/27 (a)	7,500,000	7,768,073
2.640%, SOFR + 1.114%, 02/24/28 (a)	13,000,000	12,429,649
3.000%, 03/15/24	12,300,000	12,284,414
3.750%, 05/22/25	5,375,000	5,455,896
ING Groep NV
4.625%, 01/06/26 (144A)	7,900,000	8,164,852
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	12,387,327
Lloyds Bank plc
7.500%, 04/02/32 (i)	13,000,000	8,845,720
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	13,500,000	12,410,368
Mizuho Financial Group, Inc.
1.979%, SOFR + 1.532%, 09/08/31 (a)	12,800,000	11,190,524
2.201%, SOFR + 1.772%, 07/10/31 (a)	12,400,000	11,012,476
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	5,900,000	5,655,928
Morgan Stanley
3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	9,400,000	9,493,019
Natwest Group plc
2.500%, 03/22/23 (EUR)	11,943,000	13,535,833
Nykredit Realkredit A/S
1.500%, 10/01/53 (DKK)	56,538,116	7,542,130
Santander Holdings U.S.A., Inc.
3.450%, 06/02/25	4,800,000	4,765,303
Santander UK Group Holdings plc
7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (a)	1,000,000	1,325,144
Shinhan Financial Group Co., Ltd.
1.350%, 01/10/26 (144A)	7,900,000	7,412,085
Societe Generale S.A.
4.250%, 09/14/23 (144A)	13,900,000	14,086,255
Standard Chartered plc
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (a)	12,000,000	11,968,320
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	12,500,000	11,761,365
1.902%, 09/17/28	13,500,000	12,081,304

BHFTI-315

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS AG
7.625%, 08/17/22	3,600,000	$3,653,736
UBS Group AG
4.125%, 04/15/26(144A)	10,200,000	10,386,914
UniCredit S.p.A.
7.830%, 12/04/23(144A)	29,700,000	31,522,392
Virgin Money UK plc
4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	669,168
Wells Fargo & Co.
1.741%, -1x 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	8,600,000	9,352,166
2.393%, SOFR + 2.100%, 06/02/28 (a)	7,400,000	6,997,441
3.000%, 02/19/25	6,000,000	5,988,531

		441,494,205

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/50	11,000,000	11,752,865

Biotechnology—0.1%
Royalty Pharma plc
1.200%, 09/02/25	3,000,000	2,759,602

Chemicals—0.2%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30(144A)	12,800,000	11,426,124

Computers—0.5%
CGI, Inc.
1.450%, 09/14/26(144A)	13,500,000	12,401,733
Dell International LLC / EMC Corp.
4.900%, 10/01/26	900,000	944,005
5.450%, 06/15/23	2,560,000	2,637,166
NetApp, Inc.
2.375%, 06/22/27	7,400,000	7,051,797

		23,034,701

Distribution/Wholesale—0.1%
Toyota Tsusho Corp.
3.625%, 09/13/23	2,600,000	2,632,014

Diversified Financial Services—1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/25	3,000,000	3,010,204
Aviation Capital Group LLC
4.125%, 08/01/25(144A)	10,500,000	10,414,148
Blue Owl Finance LLC
3.125%, 06/10/31(144A)	13,000,000	11,064,921
Capital One Financial Corp.
4.250%, 04/30/25	10,000,000	10,270,351
Daiwa Securities Group, Inc.
3.129%, 04/19/22(144A)	12,000,000	12,009,143
Jyske Realkredit A/S
1.500%, 10/01/53 (DKK)	29,010,893	3,852,257

Diversified Financial Services—(Continued)
LeasePlan Corp. NV
2.875%, 10/24/24(144A)	13,100,000	12,796,549
Mitsubishi HC Capital, Inc.
3.960%, 09/19/23(144A)	5,045,000	5,116,809
Nomura Holdings, Inc.
2.679%, 07/16/30	9,600,000	8,725,278
OneMain Finance Corp.
6.875%, 03/15/25	11,800,000	12,407,936

		89,667,596

Electric—2.8%
Adani Electricity Mumbai, Ltd.
3.949%, 02/12/30(144A)	4,700,000	4,243,385
AES Corp. (The)
2.450%, 01/15/31	5,000,000	4,471,273
Duke Energy Progress LLC
2.000%, 08/15/31	13,800,000	12,348,040
Edison International
3.125%, 11/15/22	7,400,000	7,438,176
3.550%, 11/15/24	3,600,000	3,611,187
Evergy, Inc.
2.450%, 09/15/24	13,500,000	13,246,009
FirstEnergy Corp.
4.400%, 07/15/27	1,300,000	1,308,255
Pacific Gas and Electric Co.
1.750%, 06/16/22	9,900,000	9,888,757
3.150%, 01/01/26	10,900,000	10,495,171
3.250%, 02/16/24	12,600,000	12,541,389
3.300%, 12/01/27	1,600,000	1,509,361
3.400%, 08/15/24	4,500,000	4,457,316
3.450%, 07/01/25	3,600,000	3,511,619
3.500%, 06/15/25	2,700,000	2,634,486
4.250%, 08/01/23	3,000,000	3,029,163
4.550%, 07/01/30	5,000,000	4,961,029
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd.
4.500%, 07/14/28(144A)	13,100,000	11,900,266
Southern California Edison Co.
0.702%, SOFR + 0.470%, 12/02/22 (a)	14,000,000	14,001,903
WEC Energy Group, Inc.
1.375%, 10/15/27	5,000,000	4,497,511
1.800%, 10/15/30	5,000,000	4,332,671

		134,426,967

Electronics—0.3%
Arrow Electronics, Inc.
3.250%, 09/08/24	6,150,000	6,161,106
Flex, Ltd.
4.875%, 06/15/29	8,160,000	8,489,414
5.000%, 02/15/23	1,700,000	1,730,432

		16,380,952

Energy-Alternate Sources—0.2%
Azure Power Solar Energy Pvt. Ltd.
5.650%, 12/24/24(144A)	8,800,000	8,998,000

BHFTI-316

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.900%, 03/22/23(144A)	3,100,000	$3,137,730

Food—0.1%
Danone S.A.
2.589%, 11/02/23(144A)	3,858,000	3,853,487

Gas—0.7%
Atmos Energy Corp.
1.500%, 01/15/31	12,900,000	11,112,015
Boston Gas Co.
3.757%, 03/16/32(144A)	12,500,000	12,510,187
Southern California Gas Co.
2.950%, 04/15/27	12,500,000	12,328,237

		35,950,439

Healthcare-Services—0.5%
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26(144A)	12,100,000	11,194,051
HCA, Inc.
3.125%, 03/15/27(144A)	7,300,000	7,132,776
3.375%, 03/15/29(144A)	5,200,000	5,061,730

		23,388,557

Home Builders—0.1%
DR Horton, Inc.
4.375%, 09/15/22	4,700,000	4,723,072

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc
1.514%, 3M LIBOR + 0.560%, 06/24/22 (144A) (a)	10,600,000	10,611,766

Housewares—0.1%
Newell Brands, Inc.
4.100%, 04/01/23	4,876,000	4,923,675

Insurance—0.9%
Ambac Assurance Corp.
5.100%, (144A) (j)	144	163
GA Global Funding Trust
1.250%, 12/08/23(144A)	14,000,000	13,515,667
Hanwha Life Insurance Co., Ltd.
3.379%, 5Y H15 + 1.850%, 02/04/32 (144A) (a)	13,000,000	12,463,329
Reliance Standard Life Global Funding II
3.850%, 09/19/23(144A)	600,000	608,051
Sitka Holdings LLC
5.506%, 3M LIBOR + 4.500%, 07/06/26 (144A) (a)	14,000,000	13,352,575
Society of Lloyd’s
4.750%, 10/30/24 (GBP)	1,600,000	2,183,714

		42,123,499

Internet—0.3%
Booking Holdings, Inc.
2.750%, 03/15/23	4,600,000	4,626,153

Internet—(Continued)
Expedia Group, Inc.
2.950%, 03/15/31	9,500,000	8,795,533

		13,421,686

Lodging—0.6%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,446,481
Hyatt Hotels Corp.
4.850%, 03/15/26	2,700,000	2,790,562
Marriott International, Inc.
3.600%, 04/15/24	6,500,000	6,566,662
4.150%, 12/01/23	14,100,000	14,360,161
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.250%, 05/30/23(144A)	3,800,000	3,790,500

		29,954,366

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 06/01/41	13,300,000	11,054,046
4.464%, 07/23/22	14,229,000	14,281,167
CSC Holdings LLC
5.375%, 02/01/28(144A)	3,800,000	3,688,128
Walt Disney Co. (The)
3.600%, 01/13/51	5,600,000	5,537,125

		34,560,466

Oil & Gas—0.4%
BP Capital Markets America, Inc.
4.234%, 11/06/28	4,000,000	4,200,527
Chevron Corp.
2.236%, 05/11/30	6,300,000	5,957,567
Equinor ASA
3.625%, 04/06/40	3,700,000	3,721,116
Rio Oil Finance Trust
9.250%, 07/06/24(144A)	1,477,986	1,544,496
Shell International Finance B.V.
2.750%, 04/06/30	1,900,000	1,842,987

		17,266,693

Packaging & Containers—0.3%
WRKCo, Inc.
4.650%, 03/15/26	14,700,000	15,297,797

Pharmaceuticals—1.1%
AbbVie, Inc.
2.850%, 05/14/23	3,000,000	3,017,878
2.950%, 11/21/26	5,100,000	5,052,064
3.200%, 05/14/26	1,300,000	1,303,494
3.600%, 05/14/25	700,000	709,191
Bayer U.S. Finance LLC
1.836%, 3M LIBOR + 1.010%, 12/15/23 (144A) (a)	17,400,000	17,478,670
CVS Health Corp.
2.125%, 09/15/31	14,000,000	12,508,722
3.750%, 04/01/30	3,900,000	3,968,210

BHFTI-317

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Pass-Through Trust
6.943%, 01/10/30	588,591	$658,615
Teva Pharmaceutical Finance Netherlands II B.V.
3.250%, 04/15/22(EUR)	8,000,000	8,849,998

		53,546,842

Pipelines—0.3%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	9,593,346
Energy Transfer L.P.
5.950%, 12/01/25	1,800,000	1,927,667
Midwest Connector Capital Co. LLC
3.625%, 04/01/22(144A)	2,400,000	2,400,000

		13,921,013

Real Estate—0.2%
Logicor Financing Sarl
1.625%, 07/15/27(EUR)	4,500,000	4,781,906
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875%, 03/20/27(144A)	1,700,000	1,740,381
Tesco Property Finance 6 plc
5.411%, 07/13/44(GBP)	1,017,500	1,538,651

		8,060,938

Real Estate Investment Trusts—5.3%
American Campus Communities Operating Partnership L.P.
3.625%, 11/15/27	2,200,000	2,181,098
American Homes 4 Rent L.P.
4.250%, 02/15/28	1,900,000	1,928,411
American Tower Corp.
3.375%, 05/15/24	16,000,000	16,048,082
3.500%, 01/31/23	1,807,000	1,823,744
Boston Properties L.P.
2.450%, 10/01/33	14,000,000	12,137,734
Brandywine Operating Partnership L.P.
4.100%, 10/01/24	7,500,000	7,587,841
Brixmor Operating Partnership L.P.
3.900%, 03/15/27	6,000,000	6,049,738
4.125%, 06/15/26	5,500,000	5,610,760
Crown Castle International Corp.
2.900%, 03/15/27	12,500,000	12,084,563
CyrusOne L.P. / CyrusOne Finance Corp.
1.450%, 01/22/27(EUR)	2,200,000	2,503,540
Duke Realty L.P.
2.250%, 01/15/32	13,500,000	12,139,964
EPR Properties
3.750%, 08/15/29	2,500,000	2,340,148
Equinix, Inc.
1.000%, 09/15/25	2,900,000	2,664,873
Federal Realty Investment Trust
3.500%, 06/01/30	4,900,000	4,808,701
GLP Capital L.P. / GLP Financing II, Inc.
5.250%, 06/01/25	5,000,000	5,146,550
Goodman U.S. Finance Three LLC
3.700%, 03/15/28(144A)	10,800,000	10,775,756

Real Estate Investment Trusts—(Continued)
Hudson Pacific Properties L.P.
4.650%, 04/01/29	2,400,000	2,516,488
Kilroy Realty L.P.
2.650%, 11/15/33	13,300,000	11,523,246
Life Storage L.P.
2.400%, 10/15/31	13,500,000	11,897,266
MPT Operating Partnership L.P. / MPT Finance Corp.
3.692%, 06/05/28(GBP)	2,000,000	2,550,924
Omega Healthcare Investors, Inc.
4.750%, 01/15/28	8,900,000	9,051,373
Piedmont Operating Partnership L.P.
3.150%, 08/15/30	12,900,000	12,059,251
Public Storage
3.094%, 09/15/27	15,500,000	15,504,153
Realty Income Corp.
3.875%, 04/15/25	10,700,000	10,867,701
SBA Tower Trust
2.328%, 07/15/52(144A)	13,000,000	12,316,659
Service Properties Trust
4.375%, 02/15/30	11,240,000	9,330,774
Simon Property Group L.P.
2.750%, 06/01/23	18,690,000	18,729,302
Starwood Property Trust, Inc.
4.375%, 01/15/27(144A)	13,300,000	12,901,000
Sun Communities Operating L.P.
2.700%, 07/15/31	13,200,000	11,908,191
UDR, Inc.
3.500%, 07/01/27	1,900,000	1,904,345
4.400%, 01/26/29	3,400,000	3,572,480
Welltower, Inc.
4.250%, 04/01/26	1,102,000	1,132,470

		253,597,126

Retail—0.2%
7-Eleven, Inc.
1.800%, 02/10/31(144A)	13,100,000	11,282,832

Savings & Loans—0.1%
Nationwide Building Society
4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (a)	5,390,000	5,472,903

Semiconductors—1.0%
Broadcom, Inc.
3.137%, 11/15/35(144A)	8,769,000	7,726,302
3.187%, 11/15/36(144A)	10,800,000	9,375,360
3.500%, 02/15/41(144A)	13,300,000	11,844,024
4.300%, 11/15/32	14,900,000	15,120,019
NXP B.V. / NXP Funding LLC
4.625%, 06/01/23(144A)	3,902,000	3,962,608

		48,028,313

Shipbuilding—0.3%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28(144A)	13,800,000	12,474,960

BHFTI-318

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.6%
Oracle Corp.
3.600%, 04/01/40	6,400,000	$5,551,913
3.600%, 04/01/50	10,600,000	8,791,240
VMware, Inc.
1.400%, 08/15/26	13,500,000	12,393,687

		26,736,840

Telecommunications—1.0%
Level 3 Financing, Inc.
3.875%, 11/15/29 (144A)	12,330,000	11,343,600
Sprint Communications, Inc.
6.000%, 11/15/22	1,000,000	1,022,480
Sprint Corp.
7.125%, 06/15/24	1,000,000	1,072,550
7.875%, 09/15/23	2,800,000	2,975,000
T-Mobile USA, Inc.
2.550%, 02/15/31	8,900,000	8,070,533
Verizon Communications, Inc.
2.355%, 03/15/32 (144A)	25,427,000	22,966,050

		47,450,213

Trucking & Leasing—0.3%
DAE Funding LLC
1.625%, 02/15/24 (144A)	13,300,000	12,694,318

Total Corporate Bonds & Notes (Cost $1,806,620,731)		1,726,482,913

Asset-Backed Securities—15.3%

Asset-Backed - Credit Card—0.4%
Evergreen Credit Card Trust
1.900%, 09/15/24 (144A)	16,200,000	16,229,730

Asset-Backed - Home Equity—1.3%
Accredited Mortgage Loan Trust
1.037%, 1M LIBOR + 0.290%, 07/25/34 (a)	5,263,545	5,116,759
ACE Securities Corp. Home Equity Loan Trust
0.757%, 1M LIBOR + 0.300%, 04/25/36 (a)	2,838,675	2,774,959
0.757%, 1M LIBOR + 0.300%, 07/25/36 (a)	8,017,499	3,492,889
Asset-Backed Funding Certificates Trust
1.157%, 1M LIBOR + 0.700%, 06/25/34 (a)	1,225,695	1,198,463
1.282%, 1M LIBOR + 0.825%, 07/25/35 (a)	6,783,649	6,711,158
Asset-Backed Securities Corp. Home Equity Loan Trust
0.537%, 1M LIBOR + 0.080%, 05/25/37 (a)	19,702	15,163
1.132%, 1M LIBOR + 0.675%, 11/25/35 (a)	120,080	120,006
Bear Stearns Asset-Backed Securities I Trust
0.707%, 1M LIBOR + 0.250%, 04/25/37 (a)	7,491,061	9,483,028
1.147%, 1M LIBOR + 0.690%, 02/25/36 (a)	1,000,000	996,129
1.257%, 1M LIBOR + 0.800%, 10/27/32 (a)	10,262	10,132
1.457%, 1M LIBOR + 1.000%, 10/25/37 (a)	386,281	385,499
1.462%, 1M LIBOR + 1.005%, 06/25/35 (a)	4,500,057	4,462,019
Citigroup Mortgage Loan Trust
0.617%, 1M LIBOR + 0.160%, 12/25/36 (144A) (a)	6,258,208	4,051,555
GSAA Home Equity Trust
1.117%, 1M LIBOR + 0.660%, 03/25/35 (a)	131,752	132,495

Asset-Backed - Home Equity—(Continued)
HSI Asset Securitization Corp. Trust
0.797%, 1M LIBOR + 0.340%, 12/25/36 (a)	8,835,246	2,984,988
IXIS Real Estate Capital Trust
1.402%, 1M LIBOR + 0.945%, 02/25/35 (a)	2,303,656	2,269,541
MASTR Asset-Backed Securities Trust
0.507%, 1M LIBOR + 0.050%, 08/25/36 (a)	4,894,616	2,026,656
0.617%, 1M LIBOR + 0.160%, 08/25/36 (a)	3,169,074	1,331,073
0.627%, 1M LIBOR + 0.170%, 10/25/36 (a)	1,874,970	1,863,094
Merrill Lynch Mortgage Investors Trust
0.957%, 1M LIBOR + 0.500%, 07/25/37 (a)	8,985,008	2,678,985
Morgan Stanley ABS Capital I, Inc. Trust
0.517%, 1M LIBOR + 0.060%, 05/25/37 (a)	107,920	98,463
NovaStar Mortgage Funding Trust
0.657%, 1M LIBOR + 0.200%, 09/25/37 (a)	3,902,758	3,807,219
Option One Mortgage Corp. Asset-Backed Certificates
1.097%, 1M LIBOR + 0.640%, 08/25/33 (a)	8,315	8,084
Option One Mortgage Loan Trust
0.597%, 1M LIBOR + 0.140%, 01/25/37 (a)	4,649,649	3,544,008
Renaissance Home Equity Loan Trust
1.337%, 1M LIBOR + 0.880%, 08/25/33 (a)	68,839	67,124
Residential Asset Securities Corp. Trust
0.757%, 1M LIBOR + 0.150%, 07/25/36 (a)	1,240	1,239
0.877%, 1M LIBOR + 0.280%, 06/25/36 (a)	1,782,842	1,774,649
1.037%, 1M LIBOR + 0.290%, 06/25/33 (a)	608,929	572,382

		61,977,759

Asset-Backed - Other—13.6%
Adagio CLO, Ltd.
0.720%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	11,000,000	12,027,943
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.237%, 1M LIBOR + 0.780%, 05/25/34 (a)	1,265,684	1,260,746
AMMC CLO, Ltd.
1.218%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	9,485,657	9,478,836
Anchorage Capital CLO, Ltd.
1.399%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	12,000,000	11,926,320
Ares European CLO X DAC
0.780%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	11,000,000	12,066,603
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.217%, 1M LIBOR + 0.760%, 02/25/36 (a)	4,064,503	3,658,412
Brookside Mill CLO, Ltd.
1.061%, 3M LIBOR + 0.820%, 01/17/28 (144A) (a)	1,990,953	1,990,527
BSPDF 2021-FL1 Issuer, Ltd.
1.597%, 1M LIBOR + 1.200%, 10/15/36 (144A) (a)	12,000,000	11,907,438
Carlyle Global Market Strategies CLO, Ltd.
1.339%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	13,500,000	13,386,087
Catamaran CLO, Ltd.
1.359%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	15,918,343	15,876,764
CIFC Funding, Ltd.
1.474%, 3M LIBOR + 1.220%, 07/20/30 (144A) (a)	4,800,000	4,787,683
Countrywide Asset-Backed Certificates
0.597%, 1M LIBOR + 0.140%, 07/25/37 (a)	6,829,005	6,469,040
0.597%, 1M LIBOR + 0.140%, 04/25/47 (a)	2,239,386	2,169,821

BHFTI-319

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Countrywide Asset-Backed Certificates
0.607%, 1M LIBOR + 0.150%, 06/25/47 (a)	43,869	$43,717
0.677%, 1M LIBOR + 0.220%, 09/25/37 (a)	2,936,823	3,025,625
4.422%, 10/25/46 (a)	1,007,941	1,017,639
4.589%, 10/25/32 (a)	3,569,459	3,480,964
CWABS Asset-Backed Certificates Trust
0.597%, 1M LIBOR + 0.140%, 02/25/37 (a)	2,599,041	2,476,921
0.607%, 1M LIBOR + 0.150%, 09/25/46 (a)	1,464,344	1,457,275
0.607%, 1M LIBOR + 0.150%, 03/25/47 (a)	657,209	645,799
1.507%, 1M LIBOR + 1.050%, 11/25/35 (a)	2,101,500	2,097,348
Dell Equipment Finance Trust
1.217%, 03/22/23 (144A)	6,300,000	6,298,125
2.110%, 08/23/27 (144A)	6,200,000	6,173,259
Dryden 80 CLO, Ltd.
1.497%, 3M TSFR + 1.250%, 01/17/33 (144A) (a)	1,400,000	1,395,148
First Franklin Mortgage Loan Trust
0.737%, 1M LIBOR + 0.280%, 12/25/36 (a)	4,911,968	2,585,864
0.767%, 1M LIBOR + 0.310%, 10/25/36 (a)	16,312,000	13,726,422
1.177%, 1M LIBOR + 0.720%, 10/25/35 (a)	960,355	958,201
1.387%, 1M LIBOR + 0.930%, 10/25/34 (a)	7,633,705	7,546,381
1.882%, 1M LIBOR + 1.425%, 10/25/34 (a)	2,167,359	2,156,535
Gallatin CLO, Ltd.
1.305%, 3M LIBOR + 1.050%, 01/21/28 (144A) (a)	8,311,413	8,308,404
GSAMP Trust
0.627%, 1M LIBOR + 0.170%, 12/25/36 (a)	2,476,182	1,459,110
1.042%, 1M LIBOR + 0.585%, 01/25/36 (a)	4,364,966	4,359,360
1.777%, 1M LIBOR + 1.320%, 12/25/34 (a)	4,681,338	4,085,033
Harvest CLO XX
0.680%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	10,900,000	11,950,299
Home Equity Loan Trust
0.687%, 1M LIBOR + 0.230%, 04/25/37 (a)	7,847,570	7,635,091
Home Equity Mortgage Loan Asset-Backed Trust
0.677%, 1M LIBOR + 0.220%, 04/25/37 (a)	2,497,394	2,074,996
JFIN CLO, Ltd.
1.918%, 3M LIBOR + 0.990%, 09/20/29 (144A) (a)	13,000,000	12,919,985
KREF, Ltd.
1.780%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	12,500,000	12,415,450
LCM XIII L.P.
1.118%, 3M LIBOR + 0.870%, 07/19/27 (144A) (a)	12,048,443	12,015,538
LCM XXV, Ltd.
1.375%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	13,000,000	12,969,073
Lehman XS Trust
1.257%, 1M LIBOR + 0.800%, 10/25/35 (a)	500,936	500,936
LoanCore Issuer, Ltd.
1.527%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	2,760,104	2,756,393
Long Beach Mortgage Loan Trust
0.777%, 1M LIBOR + 0.320%, 05/25/36 (a)	29,193,782	11,261,694
0.977%, 1M LIBOR + 0.520%, 08/25/45 (a)	588,219	577,691
1.237%, 1M LIBOR + 0.780%, 08/25/35 (a)	10,000,000	9,865,963
Madison Park Funding, Ltd.
1.244%, 3M LIBOR + 0.990%, 04/20/32 (144A) (a)	7,300,000	7,270,136
Marathon CLO, Ltd.
1.350%, 3M LIBOR + 0.870%, 11/21/27 (144A) (a)	1,929,981	1,928,036
1.391%, 3M LIBOR + 1.150%, 04/15/29 (144A) (a)	10,272,144	10,266,083

Asset-Backed - Other—(Continued)
Merrill Lynch First Franklin Mortgage Loan Trust
1.707%, 1M LIBOR + 1.250%, 10/25/37 (a)	10,926,000	10,567,318
MF1, Ltd.
2.143%, 1M TSFR + 1.814%, 11/15/35 (144A) (a)	13,000,000	12,867,278
MidOcean Credit CLO II
1.329%, 3M LIBOR + 1.030%, 01/29/30 (144A) (a)	13,200,000	13,146,976
Morgan Stanley ABS Capital I, Inc. Trust
0.707%, 1M LIBOR + 0.250%, 07/25/36 (a)	3,114,604	2,729,920
0.757%, 1M LIBOR + 0.300%, 06/25/36 (a)	178,605	161,621
1.077%, 1M LIBOR + 0.620%, 12/25/35 (a)	1,417,296	1,385,841
MP CLO VII, Ltd.
1.131%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	26,090,047	25,961,815
Neuberger Berman CLO XIV, Ltd.
1.308%, 3M LIBOR + 1.030%, 01/28/30 (144A) (a)	13,250,000	13,175,495
OSD CLO, Ltd.
1.835%, 3M LIBOR + 0.870%, 04/17/31 (144A) (a)	13,500,000	13,374,639
OZLM XVI Ltd.
1.489%, 3M LIBOR + 1.030%, 05/16/30 (144A) (a)	13,000,000	12,937,015
Palmer Square European Loan Funding DAC
0.780%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	11,500,000	12,644,574
Palmer Square Loan Funding, Ltd.
0.928%, 3M LIBOR + 0.800%, 10/15/29 (144A) (a)	13,500,000	13,436,145
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.192%, 1M LIBOR + 0.735%, 09/25/35 (a)	5,000,000	4,956,584
1.507%, 1M LIBOR + 1.050%, 10/25/34 (a)	4,765,216	4,715,526
2.257%, 1M LIBOR + 1.800%, 12/25/34 (a)	4,636,570	4,631,987
Saxon Asset Securities Trust
0.857%, 1M LIBOR + 0.400%, 09/25/47 (a)	2,083,072	2,012,306
Sculptor CLO XXV, Ltd.
1.511%, 3M LIBOR + 1.270%, 01/15/31 (144A) (a)	15,050,000	15,012,857
Securitized Asset Backed Receivables LLC Trust
0.957%, 1M LIBOR + 0.500%, 03/25/36 (a)	14,862,126	11,037,052
0.957%, 1M LIBOR + 0.500%, 05/25/36 (a)	7,209,740	4,685,011
Soundview Home Loan Trust
0.567%, 1M LIBOR + 0.110%, 02/25/37 (a)	2,173,208	719,431
1.417%, 1M LIBOR + 0.960%, 05/25/35 (a)	174,128	174,046
Specialty Underwriting & Residential Finance Trust
0.727%, 1M LIBOR + 0.270%, 04/25/37 (a)	2,992,418	2,346,630
Starwood Commercial Mortgage Trust
1.400%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	13,000,000	12,863,243
1.499%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	11,661,401	11,600,016
Stratus CLO, Ltd.
1.043%, 3M LIBOR + 0.950%, 12/29/29 (144A) (a)	13,500,000	13,444,137
Structured Asset Investment Loan Trust
0.607%, 1M LIBOR + 0.150%, 09/25/36 (a)	1,399,422	1,371,371
1.087%, 1M LIBOR + 0.630%, 11/25/35 (a)	5,817,327	5,682,495
Structured Asset Securities Corp. Mortgage Loan Trust
1.357%, 1M LIBOR + 0.900%, 08/25/37 (a)	144,201	143,830
Sunrun Demeter Issuer Trust
2.270%, 01/30/57 (144A)	13,400,836	12,199,107
Symphony CLO XVII, Ltd.
1.121%, 3M LIBOR + 0.880%, 04/15/28 (144A) (a)	1,489,691	1,485,852

BHFTI-320

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Symphony Static CLO I, Ltd.
0.959%, 3M LIBOR + 0.830%, 10/25/29 (144A) (a)	13,500,000	$13,438,291
TCI-Symphony CLO, Ltd.
1.264%, 3M LIBOR + 1.020%, 10/13/32 (144A) (a)	13,000,000	12,880,777
TCW CLO, Ltd.
1.228%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	13,000,000	12,942,514
Telos CLO, Ltd.
1.191%, 3M LIBOR + 0.950%, 04/17/28 (144A) (a)	1,416,319	1,415,887
THL Credit Wind River CLO, Ltd.
1.321%, 3M LIBOR + 1.080%, 04/15/31 (144A) (a)	4,000,000	3,964,032
TICP CLO III-2, Ltd.
1.094%, 3M LIBOR + 0.840%, 04/20/28 (144A) (a)	5,577,058	5,560,957
Toro European CLO 7 DAC
0.810%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	15,000,000	16,449,995
U.S. Small Business Administration
6.220%, 12/01/28	727,665	762,993
Venture CLO, Ltd.
1.121%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	11,520,467	11,442,704
1.244%, 3M LIBOR + 0.990%, 07/20/30 (144A) (a)	11,600,000	11,567,172
1.304%, 3M LIBOR + 1.050%, 07/20/30 (144A) (a)	13,400,000	13,329,288
Wells Fargo Home Equity Asset-Backed Securities Trust
1.177%, 1M LIBOR + 0.720%, 12/25/35 (a)	5,390,963	5,373,855

		647,309,297

Asset-Backed - Student Loan—0.0%
SoFi Professional Loan Program LLC
3.020%, 02/25/40 (144A)	1,967,199	1,964,728

Total Asset-Backed Securities (Cost $715,622,701)		727,481,514

Mortgage-Backed Securities—15.1%

Collateralized Mortgage Obligations—9.5%
Adjustable Rate Mortgage Trust
2.666%, 11/25/35 (a)	149,952	128,272
American Home Mortgage Investment Trust
0.817%, 1M LIBOR + 0.360%, 12/25/46 (a)	10,911,232	10,286,674
2.829%, 6M LIBOR + 2.000%, 02/25/45 (a)	51,954	51,951
Banc of America Alternative Loan Trust
26.574%, -4x 1M LIBOR + 28.400%, 11/25/46 (a)	410,685	466,023
Banc of America Funding Trust
2.606%, 02/20/36 (a)	591,136	588,524
2.731%, 05/25/35 (a)	276,638	282,009
3.482%, 01/20/47 (a)	64,822	62,731
Banc of America Mortgage Trust
6.000%, 05/25/37	5,327,854	4,780,392
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	13,244,128	12,577,459
BCAP LLC Trust
0.877%, 1M LIBOR + 0.420%, 05/25/47 (a)	4,837,556	4,652,041
5.250%, 02/26/36 (144A) (a)	1,968,853	1,123,740

Collateralized Mortgage Obligations—(Continued)
Bear Stearns Adjustable Rate Mortgage Trust
2.682%, 10/25/35 (a)	644,102	651,461
2.838%, 02/25/33 (a)	3,747	3,415
Bear Stearns ALT-A Trust
2.627%, 05/25/35 (a)	444,070	441,260
2.874%, 09/25/35 (a)	424,482	311,256
2.880%, 11/25/36 (a)	1,468,830	919,812
3.051%, 11/25/36 (a)	1,687,867	1,201,383
3.260%, 05/25/36 (a)	1,228,290	770,382
Bear Stearns Structured Products, Inc. Trust
2.340%, 12/26/46 (a)	387,261	328,631
2.728%, 01/26/36 (a)	455,767	388,058
Chase Mortgage Finance Trust
2.787%, 12/25/35 (a)	409,203	385,656
2.860%, 09/25/36 (a)	1,048,973	951,640
3.147%, 03/25/37 (a)	599,941	601,966
Chevy Chase Funding LLC Mortgage-Backed Certificate
0.707%, 1M LIBOR + 0.250%, 08/25/35 (144A) (a)	12,301	12,012
CHL Mortgage Pass-Through Trust
0.857%, 1M LIBOR + 0.400%, 04/25/46 (a)	1,340,856	1,244,995
1.097%, 1M LIBOR + 0.640%, 03/25/35 (a)	259,233	249,540
2.851%, 09/20/36 (a)	1,509,518	1,429,281
5.750%, 06/25/37	982,614	639,663
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	792,492	774,696
Citigroup Mortgage Loan Trust
1.107%, 1M LIBOR + 0.650%, 10/25/36 (a)	4,522,873	3,750,646
2.190%, 1Y H15 + 2.100%, 09/25/35 (a)	401,831	414,238
2.210%, 1Y H15 + 2.150%, 09/25/35 (a)	83,563	85,791
2.470%, 1Y H15 + 2.400%, 10/25/35 (a)	581,004	580,321
2.576%, 10/25/46 (a)	615,905	599,803
Countrywide Alternative Loan Trust
0.977%, 1M LIBOR + 0.520%, 06/25/46 (a)	5,150,300	4,821,112
1.621%, 12M MTA + 1.480%, 01/25/36 (a)	460,861	456,791
4.543%, -1x 1M LIBOR + 5.000%, 05/25/35 (a) (b)	541,040	49,376
5.500%, 02/25/36	1,613,913	1,386,856
6.000%, 03/25/35	8,452,279	7,801,160
6.000%, 1M LIBOR + 6.000%, 08/25/36 (a)	1,997,822	1,985,897
6.000%, 02/25/37	8,011,789	4,622,414
6.000%, 04/25/37	2,624,717	1,599,586
6.000%, 07/25/37	4,013,521	2,622,075
Countrywide Home Reperforming Loan REMIC Trust
0.797%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	773,710	754,391
Credit Suisse First Boston Mortgage Securities Corp.
0.420%, 03/25/32 (144A) (a)	25,314	24,105
6.000%, 11/25/35	836,788	741,850
Credit Suisse Mortgage Trust
0.337%, 10/27/36 (144A) (a)	11,031,119	10,673,980
Downey Savings & Loan Association Mortgage Loan Trust
2.495%, 07/19/44 (a)	199,203	193,461
First Horizon Mortgage Pass-Through Trust
2.774%, 08/25/35 (a)	71,903	53,116
GCAT LLC
2.981%, 09/25/25 (144A) (i)	5,777,076	5,775,210
Gemgarto plc
0.867%, 3M SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	8,866,667	11,595,651

BHFTI-321

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
GreenPoint Mortgage Funding Trust
0.897%, 1M LIBOR + 0.440%, 06/25/45 (a)	25,203	$23,985
GS Mortgage-Backed Securities Trust
2.500%, 01/25/52 (144A) (a)	12,699,933	11,767,136
2.500%, 06/25/52 (144A) (a)	12,938,473	11,923,980
3.000%, 08/26/52 (144A) (a) (k) (l)	15,200,000	14,467,923
GSR Mortgage Loan Trust
2.663%, 04/25/36 (a)	1,018,259	802,092
2.871%, 01/25/36 (a)	1,613,408	1,643,755
2.910%, 09/25/35 (a)	9,315	9,409
6.000%, 03/25/32	63	64
HarborView Mortgage Loan Trust
0.889%, 1M LIBOR + 0.440%, 05/19/35 (a)	351,633	334,668
Hawksmoor Mortgages plc
1.240%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	34,995,018	46,024,932
IndyMac ARM Trust
1.544%, 01/25/32 (a)	6,167	6,151
1.686%, 01/25/32 (a)	257	249
IndyMac INDX Mortgage Loan Trust
0.697%, 1M LIBOR + 0.240%, 07/25/36 (a)	2,381,179	2,304,586
0.877%, 1M LIBOR + 0.420%, 05/25/46 (a)	3,825,541	3,650,663
JPMorgan Alternative Loan Trust
0.817%, 1M LIBOR + 0.360%, 05/25/36 (a)	1,021,785	957,178
JPMorgan Mortgage Trust
2.314%, 07/25/35 (a)	348,210	358,463
3.000%, 03/25/52 (144A) (a)	12,780,912	12,367,669
3.257%, 12/26/37 (144A) (a)	5,699,537	5,217,492
5.750%, 01/25/36	188,437	115,976
Legacy Mortgage Asset Trust
2.882%, 10/25/59 (144A) (i)	11,873,227	11,872,714
3.000%, 06/25/59 (144A) (i)	10,170,854	10,150,202
Lehman Mortgage Trust
1.057%, 1M LIBOR + 0.600%, 08/25/36 (a)	3,407,569	2,494,621
Lehman XS Trust
0.657%, 1M LIBOR + 0.200%, 03/25/47 (a)	11,001,509	11,083,158
MASTR Alternative Loan Trust
0.857%, 1M LIBOR + 0.400%, 03/25/36 (a)	612,994	57,198
6.500%, 02/25/35	3,440,875	3,585,065
MASTR Asset Securitization Trust
6.000%, 06/25/36	179,357	143,673
Metlife Securitization Trust
3.750%, 03/25/57 (144A) (a)	4,299,482	4,312,858
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	8,134,436
Morgan Stanley Re-REMIC Trust
1.336%, 03/26/37 (144A) (i)	1,548,020	1,568,742
MortgageIT Mortgage Loan Trust
0.917%, 1M LIBOR + 0.460%, 04/25/36 (a)	1,684,440	1,620,485
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (i)	636,386	396,663
OBX Trust
1.107%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	7,257,881	7,167,985
RBSSP Resecuritization Trust
0.667%, 1M LIBOR + 0.240%, 06/27/36 (144A) (a)	4,224,719	4,128,213

Collateralized Mortgage Obligations—(Continued)
Residential Asset Securitization Trust
6.000%, 06/25/36	2,870,542	1,563,088
Ripon Mortgages plc
1.595%, 3M SONIA + 1.150%, 08/28/56 (144A) (GBP) (a)	5,777,000	7,432,120
0.821%, 3M SONIA + 0.700%, 08/28/56 (144A) (GBP) (a)	19,300,000	25,222,157
1.945%, 3M SONIA + 1.500%, 08/28/56 (144A) (GBP) (a)	13,223,000	16,900,520
Sequoia Mortgage Trust
1.089%, 1M LIBOR + 0.640%, 04/19/27 (a)	170,805	166,812
1.149%, 1M LIBOR + 0.700%, 07/20/33 (a)	112,261	110,954
Structured Adjustable Rate Mortgage Loan Trust
2.720%, 04/25/35 (a)	1,929,389	1,923,995
2.868%, 08/25/35 (a)	52,952	50,773
2.917%, 10/25/36 (a)	5,864,190	3,504,048
2.945%, 01/25/35 (a)	234,162	236,334
Structured Asset Mortgage Investments II Trust
0.949%, 1M LIBOR + 0.500%, 07/19/35 (a)	256,068	246,619
Towd Point Mortgage Funding
0.992%, 3M SONIA + 0.900%, 07/20/45 (144A) (GBP) (a)	10,747,578	14,119,625
1.236%, SONIA + 1.144%, 10/20/51 (144A) (GBP) (a)	16,821,293	22,133,701
1.345%, 3M SONIA + 0.900%, 05/20/45 (GBP) (a)	25,462,984	33,426,325
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	18,035,356	16,644,667
2.500%, 12/25/51 (144A) (a)	13,118,559	12,123,398
WaMu Mortgage Pass-Through Certificates Trust
0.957%, 1M LIBOR + 0.500%, 02/25/45 (a)	4,548,251	4,429,520
1.541%, 12M MTA + 1.400%, 06/25/42 (a)	27,734	27,051
2.811%, 06/25/37 (a)	3,458,116	3,307,632
Wells Fargo Mortgage-Backed Securities Trust
2.382%, 09/25/33 (a)	86,079	86,459

		449,240,935

Commercial Mortgage-Backed Securities—5.6%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	12,143,290
225 Liberty Street Trust
3.597%, 02/10/36 (144A)	11,600,000	11,517,010
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	7,145,905
AREIT Trust
1.300%, SOFR30A + 1.250%, 11/17/24 (144A) (a)	13,000,000	12,841,027
1.477%, 1M LIBOR + 1.080%, 07/17/26 (144A) (a)	13,500,000	13,419,977
2.784%, SOFR30A + 2.734%, 04/15/37 (144A) (a)	1,580,876	1,577,958
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	12,428,907
3.458%, 03/15/55	13,000,000	13,087,867
4.016%, 03/15/52	13,000,000	13,457,005
Commercial Mortgage Trust
3.545%, 02/10/36 (144A)	11,600,000	11,390,032
CSAIL Commercial Mortgage Trust
3.314%, 11/15/49	2,286,922	2,294,077
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	11,950,000	11,957,065

BHFTI-322

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	$945,403
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	12,426,613
Extended Stay America Trust
1.477%, 1M LIBOR + 1.080%, 07/15/38 (144A) (a)	13,914,364	13,748,352
GCT Commercial Mortgage Trust
1.197%, 1M LIBOR + 0.800%, 02/15/38 (144A) (a)	4,000,000	3,931,900
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	8,900,000	8,874,401
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	2,322,489	2,329,212
3.602%, 10/10/49 (144A) (a)	13,346,000	12,716,788
JPMorgan Chase Commercial Mortgage Securities Trust
2.450%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	6,599,745	6,532,731
LoanCore Issuer, Ltd.
0.964%, SOFR30A + 0.914%, 07/15/35 (144A) (a)	7,653,777	7,554,212
LUXE Trust 2021-TRIP
1.447%, 1M LIBOR + 1.050%, 10/15/38 (144A) (a)	13,500,000	13,270,820
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	11,368,715
MF1 Multifamily Housing Mortgage Loan Trust
1.293%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	10,764,011	10,519,097
Morgan Stanley Bank of America Merrill Lynch Trust
2.952%, 11/15/49	9,238,127	9,192,185
Morgan Stanley Capital I Trust
2.428%, 04/05/42 (144A) (a)	7,500,000	6,936,567
NYO Commercial Mortgage Trust 2021-1290
1.492%, 1M LIBOR + 1.095%, 11/15/38 (144A) (a)	14,000,000	13,740,275
Ready Capital Mortgage Financing 2021-FL7 LLC
1.657%, 1M LIBOR + 1.200%, 11/25/36 (144A) (a)	9,798,635	9,707,801

		267,055,192

Total Mortgage-Backed Securities (Cost $734,484,441)		716,296,127

Foreign Government—4.3%

Provincial—0.2%
Province of Ontario Canada
3.150%, 06/02/22 (CAD)	9,300,000	7,467,599
Province of Quebec Canada
3.500%, 12/01/22 (CAD)	3,300,000	2,674,290

		10,141,889

Regional Government—0.3%
Japan Finance Organization for Municipalities
3.375%, 09/27/23 (144A)	14,000,000	14,197,454

Sovereign—3.8%
Chile Government International Bond
4.340%, 03/07/42	12,500,000	12,832,125
Israel Government International Bond
2.750%, 07/03/30	14,500,000	14,350,041
Ivory Coast Government International Bond
5.875%, 10/17/31 (144A) (EUR)	4,900,000	5,013,643

Sovereign—(Continued)
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	11,255,604
Peruvian Government International Bonds
5.940%, 02/12/29(PEN)	23,200,000	6,110,854
6.350%, 08/12/28(PEN)	71,800,000	19,464,534
6.950%, 08/12/31(PEN)	7,000,000	1,950,273
8.200%, 08/12/26(PEN)	24,300,000	7,129,768
Qatar Government International Bonds
4.500%, 04/23/28	15,500,000	16,895,000
5.103%, 04/23/48	1,500,000	1,834,032
Republic of South Africa Government Bond
10.500%, 12/21/26(ZAR)	971,000,000	72,417,163
Romanian Government International Bond
3.000%, 02/27/27(144A)	13,000,000	12,613,068

		181,866,105

Total Foreign Government (Cost $213,287,634)		206,205,448

Preferred Stock—0.9%

Wireless Telecommunication Services—0.9%
AT&T Mobility II LLC, 7.000% † (k) (l) (Cost $44,469,020)	1,644,083	42,829,628

Municipals—0.6%
City of Chicago General Obligation Unlimited
7.750%, 01/01/42	1,939,000	2,132,539
New York State Urban Development Corp.
1.346%, 03/15/26	8,100,000	7,605,779
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	9,460,789
3.057%, 01/01/34	2,000,000	1,858,810
State of Illinois General Obligation Unlimited, Build America Bond
6.725%, 04/01/35	5,720,000	6,486,963
Tobacco Settlement Finance Authority
1.820%, 06/01/26	2,250,000	2,099,206

Total Municipals (Cost $30,467,003)		29,644,086

Floating Rate Loans (m)—0.3%

Investment Companies—0.2%
Castlelake L.P. First Lien Term Loan, 2.950%, 1M LIBOR + 2.950%, 05/13/31 (k) (l)	8,132,468	7,783,609

Media—0.1%
CSC Holdings, LLC Term Loan B5, 2.897%, 1M LIBOR + 2.500%, 04/15/27	5,225,850	5,146,156

Total Floating Rate Loans (Cost $13,329,177)		12,929,765

BHFTI-323

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investments—3.5%

Security Description	Principal Amount*	Value

Commercial Paper—0.3%
VW Credit, Inc.
1.180%, 05/23/22 (144A) (n)	12,000,000	$11,981,220

Repurchase Agreements—1.9%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.280%, due on 04/01/22 with a maturity value of $86,500,673; collateralized by U.S. Treasury Note at 2.500%, maturing 08/15/23, with market value of $88,115,085.	86,500,000	86,500,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $2,543,839; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/25, with a market value of $2,594,758.	2,543,839	2,543,839

		89,043,839

U.S. Treasury—1.3%
U.S. Treasury Bills
0.227%, 04/26/22 (e) (f) (g) (n)	2,448,000	2,447,777
0.274%, 05/24/22 (e) (f) (g) (n)	14,900,000	14,893,529
0.305%, 06/02/22 (f) (g) (n)	9,200,000	9,194,827
0.379%, 05/26/22 (d) (f) (g) (n)	9,800,000	9,795,695
0.385%, 06/09/22 (f) (g) (n)	3,700,000	3,697,341
0.608%, 06/30/22 (n)	9,600,000	9,587,730
0.715%, 07/26/22 (e) (g) (n)	13,400,000	13,368,264

		62,985,163

Total Short-Term Investments (Cost $164,006,522)		164,010,222

Total Investments— 128.1% (Cost $6,224,243,327)		6,083,674,254
Other assets and liabilities (net)—(28.1)%		(1,332,874,163)

Net Assets—100.0%		$4,750,800,091

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $44,244,570, which is 0.9% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2022, the market value of securities pledged was $52,410,133.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $15,394,211.
(f)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of March 31, 2022, the market value of securities pledged was $27,065,064.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2022, the value of securities pledged amounted to $24,984,839.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Perpetual bond with no specified maturity date.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 1.4% of net assets.
(m)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(n)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $1,748,897,149, which is 36.8% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
AT&T Mobility II LLC , 7.000%	09/24/20	1,644,083	$44,469,020	$42,829,628
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	1,481,868	1,570,780	1,414,942

				$44,244,570

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.500%	TBA	$(39,400,000)	$(38,940,414)	$(37,590,063)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.000%	TBA	(15,200,000)	(13,293,012)	(14,867,500)

Totals				$(52,233,426)	$(52,457,563)

BHFTI-324

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	5,902,000	DBAG	04/04/22	USD	4,427,459	$(10,991)
AUD	22,015,000	UBSA	04/04/22	USD	16,532,340	(58,511)
AUD	27,917,000	UBSA	05/03/22	USD	20,983,143	(85,650)
BRL	20,300,000	BNP	04/04/22	USD	4,284,689	(20,924)
BRL	13,406,758	CBNA	04/04/22	USD	2,565,739	250,185
BRL	13,406,758	GSBU	04/04/22	USD	2,829,743	(13,819)
BRL	11,550,000	JPMC	04/04/22	USD	2,255,639	170,296
BRL	19,150,000	JPMC	04/04/22	USD	3,736,950	285,272
BRL	13,406,758	GSBU	05/03/22	USD	2,684,869	108,541
BRL	549,700,000	GSBU	07/05/22	USD	106,170,932	6,310,013
CAD	16,025,432	BNP	04/04/22	USD	12,799,502	19,235
CLP	6,441,253,715	CBNA	05/18/22	USD	7,939,129	185,243
CLP	6,657,044,976	BNP	05/23/22	USD	8,216,850	173,159
DKK	24,721,827	DBAG	04/01/22	USD	3,639,920	36,680
DKK	31,354,108	DBAG	04/01/22	USD	4,655,677	7,268
EUR	1,725,000	BNP	05/18/22	USD	1,907,966	3,105
EUR	2,653,000	UBSA	05/18/22	USD	2,939,328	(155)
EUR	11,948,000	UBSA	05/18/22	USD	13,640,363	(403,562)
GBP	815,000	BNP	05/18/22	USD	1,067,962	2,410
GBP	1,363,000	BBP	05/18/22	USD	1,827,096	(37,014)
GBP	9,607,000	BBP	05/18/22	USD	12,664,026	(46,778)
GBP	1,300,000	DBAG	05/18/22	USD	1,730,153	(22,812)
GBP	1,568,000	DBAG	05/18/22	USD	2,043,618	15,697
GBP	1,094,000	JPMC	05/18/22	USD	1,466,757	(29,964)
GBP	1,431,000	JPMC	05/18/22	USD	1,880,973	(1,585)
GBP	1,100,000	SG	05/18/22	USD	1,453,542	(8,869)
GBP	1,829,000	SG	05/18/22	USD	2,443,596	(41,499)
GBP	1,480,000	UBSA	05/18/22	USD	1,946,842	(3,101)
JPY	8,851,875,848	BNP	05/18/22	USD	76,649,373	(3,869,841)
JPY	116,400,000	JPMC	05/18/22	USD	1,014,993	(57,960)
MXN	474,817,000	BNP	07/01/22	USD	22,699,618	801,905
MYR	1,437,265	GSBU	06/15/22	USD	341,758	(493)
NOK	92,620,000	BBP	05/18/22	USD	10,413,796	102,144
NOK	324,220,000	JPMC	05/18/22	USD	36,410,083	401,385
NOK	198,111,429	UBSA	05/18/22	USD	22,251,463	241,821
PEN	43,078,227	CBNA	04/11/22	USD	11,496,725	208,043
PEN	5,193,801	DBAG	05/03/22	USD	1,393,000	15,405
PEN	13,145,475	CBNA	05/13/22	USD	3,455,698	105,919

Contracts to Deliver
AUD	27,917,000	UBSA	04/04/22	USD	20,976,862	86,564
BRL	20,300,000	BNP	04/04/22	USD	3,494,818	(768,947)
BRL	13,406,758	CBNA	04/04/22	USD	2,829,743	13,819
BRL	13,406,758	GSBU	04/04/22	USD	2,705,703	(110,222)
BRL	20,300,000	JPMC	04/04/22	USD	4,284,689	20,924
BRL	10,400,000	JPMC	04/04/22	USD	1,785,254	(399,138)
BRL	549,700,000	JPMC	07/05/22	USD	100,032,756	(12,448,189)
CAD	164,000	BNP	04/04/22	USD	131,406	223
CAD	136,000	DBAG	04/04/22	USD	105,893	(2,893)
CAD	131,000	DBAG	04/04/22	USD	104,092	(695)
CAD	15,579,897	JPMC	04/04/22	USD	12,209,694	(252,660)
CAD	16,028,098	BNP	05/03/22	USD	12,799,502	(19,482)
CLP	12,826,929,490	BNP	06/15/22	USD	15,611,754	(494,455)
CNH	96,503,000	SG	05/20/22	USD	15,075,147	(68,631)
DKK	5,315,000	BNP	04/01/22	USD	832,233	41,793
DKK	60,865,000	CBNA	04/01/22	USD	9,519,680	467,911
DKK	11,880,000	JPMC	04/01/22	USD	1,862,304	95,525
DKK	20,555,000	BBP	07/01/22	USD	3,077,705	10,305

BHFTI-325

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
DKK	31,237,716	DBAG	07/01/22	USD	4,655,677	$(5,893)
DKK	24,629,009	DBAG	07/01/22	USD	3,639,920	(35,440)
EUR	119,260,724	BNP	05/18/22	USD	135,310,379	3,185,306
EUR	7,938,000	BBP	05/18/22	USD	8,749,253	(44,998)
GBP	127,281,000	BNP	05/18/22	USD	172,178,698	5,015,590
GBP	38,443,000	DBAG	05/18/22	USD	52,087,932	1,599,238
GBP	4,854,000	GSBU	05/18/22	USD	6,462,308	87,360
JPY	1,315,600,000	BBP	05/18/22	USD	10,810,116	(6,659)
JPY	2,987,400,000	DBAG	05/18/22	USD	24,601,070	38,867
JPY	2,398,400,000	UBSA	05/18/22	USD	19,426,425	(293,060)
JPY	1,578,100,000	UBSA	05/18/22	USD	12,987,302	12,269
JPY	501,800,000	UBSA	05/18/22	USD	4,236,651	110,885
KRW	167,431,716	GSBU	05/20/22	USD	135,692	(2,351)
MXN	306,679,000	CBNA	04/18/22	USD	14,132,152	(1,249,032)
MXN	169,523,000	BNP	08/09/22	USD	7,717,483	(610,616)
PEN	43,078,227	GSBU	04/11/22	USD	10,825,307	(879,461)
PEN	13,145,475	CBNA	05/13/22	USD	3,245,636	(315,981)
PEN	3,891,605	CBNA	05/31/22	USD	941,571	(111,205)
PEN	16,140,384	CBNA	08/08/22	USD	4,292,884	(43,543)
PEN	21,528,747	CBNA	09/06/22	USD	5,582,747	(184,456)
PEN	47,836,035	CBNA	12/06/22	USD	11,405,826	(1,299,852)
PEN	43,078,227	CBNA	12/12/22	USD	11,187,697	(248,064)
PEN	13,145,475	CBNA	12/23/22	USD	3,377,476	(108,724)
PEN	7,332,581	CBNA	02/01/23	USD	1,844,814	(92,633)
SEK	1,040,000	UBSA	05/18/22	USD	112,438	1,725
ZAR	71,558,000	CBNA	04/22/22	USD	4,588,406	(297,423)
ZAR	66,795,000	GSBU	04/22/22	USD	4,213,022	(347,600)
ZAR	214,223,738	SG	04/22/22	USD	13,753,328	(873,416)
ZAR	191,273,643	SG	04/22/22	USD	12,191,083	(868,678)
ZAR	135,508,636	BBP	05/16/22	USD	8,542,951	(681,119)
ZAR	170,465,756	CBNA	05/16/22	USD	10,735,477	(868,125)
ZAR	111,000	GSBU	05/16/22	USD	6,944	(612)
ZAR	72,295,000	CBNA	06/15/22	USD	4,639,063	(263,599)
ZAR	171,367,863	GSBU	06/15/22	USD	11,182,972	(438,285)

Net Unrealized Depreciation						$(9,217,635)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	03/18/24	1,000	USD	242,687,500	$(3,251,060)
U.S. Treasury Note 10 Year Futures	06/21/22	2,418	USD	297,111,750	(9,227,605)
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	415	USD	56,219,531	(11,295)
U.S. Treasury Ultra Long Bond Futures	06/21/22	109	USD	19,306,625	(754,647)

Futures Contracts—Short
Euro-Bund Futures	06/08/22	(2,246)	EUR	(356,350,360)	5,792,995
Euro-Buxl 30 Year Bond Futures	06/08/22	(110)	EUR	(20,482,000)	951,479
Put Options on Euro-Bobl Futures, Strike EUR 131.50	04/22/22	(131)	EUR	(355,665)	(330,932)
U.S. Treasury Long Bond Futures	06/21/22	(486)	USD	(72,930,375)	2,237,558
U.S. Treasury Note 5 Year Futures	06/30/22	(714)	USD	(81,886,875)	(299,070)
United Kingdom Long Gilt Bond Futures	06/28/22	(105)	GBP	(12,729,150)	258,966

Net Unrealized Depreciation					$(4,633,611)

BHFTI-326

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	1.443%	DBAG	12M SOFR	Receive	04/19/22	(30,300,000)	USD	(30,300,000)	$(196,192)	$(815)	$195,377
Call - OTC - 2 Yr. IRS	1.500%	GSBU	12M SOFR	Receive	06/13/22	(86,500,000)	USD	(86,500,000)	(155,700)	(17,041)	138,659
Call - OTC - 5 Yr. IRS	1.185%	BNP	12M SOFR	Receive	04/13/22	(30,000,000)	USD	(30,000,000)	(95,250)	(18)	95,232
Call - OTC - 5 Yr. IRS	1.240%	CBNA	12M SOFR	Receive	04/14/22	(30,000,000)	USD	(30,000,000)	(100,125)	(30)	100,095
Call - OTC - 5 Yr. IRS	1.283%	CBNA	12M SOFR	Receive	04/20/22	(22,900,000)	USD	(22,900,000)	(79,119)	(121)	78,998
Call - OTC - 5 Yr. IRS	1.450%	MSCS	12M SOFR	Receive	06/13/22	(86,400,000)	USD	(86,400,000)	(328,320)	(66,303)	262,017
Call - OTC - 1 Yr. IRS	0.870%	GSBU	3M LIBOR	Receive	11/02/22	(442,000,000)	USD	(442,000,000)	(880,555)	(16,796)	863,759
Call - OTC - 2 Yr. IRS	0.350%	DBAG	6M EURIBOR	Receive	08/08/22	(5,000,000)	EUR	(5,000,000)	(19,469)	(6,664)	12,805
Call - OTC - 5 Yr. IRS	0.500%	GSBU	6M EURIBOR	Receive	05/11/22	(23,700,000)	EUR	(23,700,000)	(82,631)	(11,806)	70,825
Put - OTC - 10 Yr. IRS	1.943%	DBAG	12M SOFR	Pay	04/19/22	(30,300,000)	USD	(30,300,000)	(196,192)	(574,552)	(378,359)
Put - OTC - 2 Yr. IRS	2.200%	GSBU	12M SOFR	Pay	06/13/22	(86,500,000)	USD	(86,500,000)	(155,700)	(642,280)	(486,580)
Put - OTC - 5 Yr. IRS	1.783%	CBNA	12M SOFR	Pay	04/20/22	(22,900,000)	USD	(22,900,000)	(79,119)	(518,252)	(439,133)
Put - OTC - 5 Yr. IRS	1.690%	CBNA	12M SOFR	Pay	04/14/22	(30,000,000)	USD	(30,000,000)	(100,125)	(799,905)	(699,780)
Put - OTC - 5 Yr. IRS	1.635%	BNP	12M SOFR	Pay	04/13/22	(30,000,000)	USD	(30,000,000)	(95,250)	(876,840)	(781,590)
Put - OTC - 5 Yr. IRS	2.150%	MSCS	12M SOFR	Pay	06/13/22	(86,400,000)	USD	(86,400,000)	(328,320)	(1,201,548)	(873,227)
Put - OTC - 1 Yr. IRS	1.270%	GSBU	3M LIBOR	Pay	11/02/22	(442,000,000)	USD	(442,000,000)	(880,555)	(7,292,425)	(6,411,870)
Put - OTC - 2 Yr. IRS	0.550%	DBAG	6M EURIBOR	Pay	08/08/22	(5,000,000)	EUR	(5,000,000)	(19,469)	(44,966)	(25,497)
Put - OTC - 5 Yr. IRS	1.000%	GSBU	6M EURIBOR	Pay	05/11/22	(23,700,000)	EUR	(23,700,000)	(93,979)	(193,644)	(99,666)
Put - OTC - 5 Yr. IRS	0.650%	JPMC	6M EURIBOR	Pay	04/08/22	(27,000,000)	EUR	(27,000,000)	(154,150)	(496,929)	(342,780)

Totals									$(4,040,220)	$(12,760,935)	$(8,720,715)

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	6.000%	BBP	ITRX.EUR.XOVER 36	Sell	06/15/22	(28,177,000)	EUR	(28,177,000)	$(308,622)	$(72,023)	$236,599

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Eurodollar 3 Month Interest Rate Futures	USD	96.500	12/18/23	(1,024)	USD	(2,560,000)	$(923,093)	$(1,376,000)	$(452,907)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	99.617	06/06/22	(12,000,000)	USD	(12,000,000)	$(53,437)	$(36,815)	$16,623
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	MSC	USD	99.453	06/06/22	(12,300,000)	USD	(12,300,000)	(53,813)	(42,675)	11,138
Call - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.500%, TBA	JPMC	USD	100.625	06/06/22	(11,900,000)	USD	(11,900,000)	(50,203)	(44,359)	5,843
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	MSC	USD	97.453	06/06/22	(12,300,000)	USD	(12,300,000)	(73,031)	(145,343)	(72,312)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.000%, TBA	JPMC	USD	97.617	06/06/22	(12,000,000)	USD	(12,000,000)	(71,250)	(150,931)	(79,681)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 3.500%, TBA	JPMC	USD	98.625	06/06/22	(11,900,000)	USD	(11,900,000)	(68,797)	(58,044)	10,754

Total								$(370,531)	$(478,167)	$(107,635)

BHFTI-327

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	Maturity	10.120%	Maturity	01/04/27	BRL	25,600,000	$(147,188)	$—	$(147,188)
Pay	1 Day CDI	Maturity	10.206%	Maturity	01/04/27	BRL	104,900,000	(547,109)	—	(547,109)
Pay	1 Day CDI	Maturity	10.665%	Maturity	01/02/24	BRL	39,850,000	(142,718)	—	(142,718)
Pay	1 Day CDI	Maturity	10.755%	Maturity	01/02/24	BRL	247,900,000	(815,052)	—	(815,052)
Pay	1 Day CDI	Maturity	10.833%	Maturity	01/02/24	BRL	49,801,000	(152,124)	—	(152,124)
Pay	1 Day CDI	Maturity	10.990%	Maturity	01/04/27	BRL	42,600,000	(31,608)	(14,921)	(16,687)
Pay	1 Day CDI	Maturity	10.995%	Maturity	01/02/24	BRL	266,600,000	(661,490)	—	(661,490)
Pay	1 Day CDI	Maturity	11.165%	Maturity	01/02/25	BRL	28,700,000	(23,575)	—	(23,575)
Pay	1 Day CDI	Maturity	11.180%	Maturity	01/02/25	BRL	42,900,000	(32,693)	—	(32,693)
Pay	1 Day CDI	Maturity	11.320%	Maturity	01/02/25	BRL	72,900,000	(15,418)	—	(15,418)
Pay	1 Day CDI	Maturity	11.350%	Maturity	01/02/25	BRL	71,700,000	(6,687)	—	(6,687)
Pay	1 Day CDI	Maturity	11.371%	Maturity	01/02/25	BRL	157,900,000	(1,924)	—	(1,924)
Pay	12M SOFR	Annually	1.320%	Annually	12/21/23	USD	112,900,000	(1,564,459)	(593,321)	(971,138)
Pay	12M SOFR	Annually	1.400%	Annually	12/07/24	USD	149,300,000	(1,763,581)	55,704	(1,819,285)
Pay	12M SOFR	Annually	1.573%	Annually	02/28/27	USD	6,100,000	(178,935)	—	(178,935)
Pay	12M SOFR	Annually	1.765%	Annually	03/16/32	USD	48,000,000	(1,512,854)	—	(1,512,854)
Pay	12M SONIA	Annually	0.800%	Annually	03/15/32	GBP	42,100,000	(4,337,034)	(531)	(4,336,503)
Pay	3M CDOR	Semi-Annually	1.235%	Semi-Annually	03/04/25	CAD	20,700,000	(725,334)	211,501	(936,835)
Pay	3M LIBOR	Semi-Annually	2.800%	Semi-Annually	08/22/23	USD	51,400,000	419,803	1,853,573	(1,433,770)
Pay	6M EURIBOR	Annually	0.750%	Annually	06/15/32	EUR	324,000,000	(16,914,950)	(12,249,475)	(4,665,475)
Pay	6M LIBOR	Semi-Annually	0.000%	Semi-Annually	06/18/22	JPY	8,640,000,000	8,726	(18,440)	27,166
Pay	6M TONA	Semi-Annually	0.000%	Semi-Annually	04/07/22	JPY	260,000,000	(19)	(2)	(17)
Pay	6M TONA	Semi-Annually	0.000%	Semi-Annually	04/22/22	JPY	570,000,000	(140)	(10)	(130)
Pay	6M TONA	Semi-Annually	0.000%	Semi-Annually	05/12/22	JPY	870,000,000	(412)	(10)	(402)
Pay	6M TONA	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	8,640,000,000	683,294	2,020,676	(1,337,382)
Pay	12M TONA	Annually	0.000%	Annually	03/17/24	JPY	10,670,000,000	(59,532)	116,088	(175,620)
Receive	1 Day CDI	Maturity	11.900%	Maturity	01/02/24	BRL	62,400,000	30,224	—	30,224
Receive	1 Day CDI	Maturity	11.910%	Maturity	01/02/24	BRL	62,200,000	28,432	—	28,432
Receive	1 Day CDI	Maturity	11.920%	Maturity	01/02/24	BRL	41,600,000	17,882	—	17,882
Receive	1 Day CDI	Maturity	12.015%	Maturity	01/02/24	BRL	104,700,000	17,696	—	17,696
Receive	1 Day CDI	Maturity	12.020%	Maturity	01/02/24	BRL	103,900,000	16,145	—	16,145
Receive	1 Day CDI	Maturity	12.030%	Maturity	01/02/24	BRL	221,100,000	27,816	—	27,816
Receive	1 Day CDI	Maturity	7.900%	Maturity	01/02/24	BRL	9,400,000	107,669	106,747	922
Receive	12M SONIA	Annually	0.750%	Annually	09/21/52	GBP	85,200,000	18,579,890	17,384,408	1,195,482
Receive	12M SONIA	Annually	0.900%	Annually	03/15/52	GBP	15,600,000	2,681,818	253	2,681,565
Receive	6M TONA	Semi-Annually	0.000%	Semi-Annually	06/18/22	JPY	8,640,000,000	7,995	230	7,765
Receive	12M TONA	Annually	0.050%	Annually	12/15/31	JPY	303,000,000	57,394	79,943	(22,549)
Receive	12M TONA	Annually	0.202%	Annually	02/08/32	JPY	2,870,000,000	214,058	—	214,058
Receive	12M TONA	Annually	0.225%	Annually	02/09/32	JPY	1,726,000,000	96,655	—	96,655
Receive	12M TONA	Annually	0.253%	Annually	02/10/32	JPY	1,151,000,000	38,617	—	38,617
Receive	12M TONA	Annually	0.800%	Annually	06/15/52	JPY	460,000,000	(26,492)	(5,953)	(20,539)
Receive	6M LIBOR	Semi-Annually	0.000%	Semi-Annually	04/07/22	JPY	260,000,000	(15)	97	(112)
Receive	6M LIBOR	Semi-Annually	0.000%	Semi-Annually	04/22/22	JPY	570,000,000	(172)	25,856	(26,028)
Receive	6M LIBOR	Semi-Annually	0.000%	Semi-Annually	05/12/22	JPY	870,000,000	(452)	143	(595)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(282,334)	(1,017,221)	734,887
Receive	6M TONA	Semi-Annually	0.350%	Semi-Annually	03/17/51	JPY	608,000,000	617,274	326,206	291,068
Receive	6M TONA	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(270,507)	(670,045)	399,538
Receive	6M TONA	Semi-Annually	0.538%	Semi-Annually	03/15/51	JPY	1,658,910,000	1,001,200	17,141	984,059
Receive	6M TONA	Semi-Annually	0.557%	Semi-Annually	03/17/51	JPY	1,830,000,000	1,027,475	36,471	991,004
Receive	6M TONA	Semi-Annually	0.570%	Semi-Annually	03/19/51	JPY	589,000,000	313,330	11,428	301,902
Receive	6M TONA	Semi-Annually	0.572%	Semi-Annually	04/07/51	JPY	260,000,000	137,933	3,978	133,955
Receive	6M TONA	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	(249,320)	(643,767)	394,447
Receive	6M TONA	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	(175,399)	(430,171)	254,772

Totals								$(4,508,201)	$6,606,576	$(11,114,777)

BHFTI-328

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	3.151%	USD	4,100,000	$(251,207)	$(274,148)	$22,941
CDX.NA.HY.36 V1	(5.000%)	Quarterly	06/20/26	3.298%	USD	7,800,000	(488,491)	(607,928)	119,437

Totals							$(739,698)	$(882,076)	$142,378

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 1.258%, due 04/24/23	1.000%	Quarterly	12/20/22	0.315%	USD	13,000,000	$64,688	$66,790	$(2,102)
Citigroup, Inc. 2.876%, due 07/24/23	1.000%	Quarterly	12/20/22	0.385%	USD	13,200,000	58,912	66,849	(7,937)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.344%	USD	4,800,000	53,558	40,532	13,026
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	0.411%	USD	2,900,000	37,169	25,782	11,387
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.707%	USD	4,700,000	54,421	41,611	12,810
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.787%	USD	500,000	4,664	5,230	(566)
JPMorgan Chase & Co. 3.200%, due 01/25/23	1.000%	Quarterly	12/20/22	0.324%	USD	13,000,000	63,791	67,743	(3,952)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	1.085%	EUR	6,200,000	(12,771)	(273,196)	260,425
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	1.343%	EUR	5,000,000	(50,533)	(289,810)	239,277
Stellantis NV 5.250%, due 04/15/23	5.000%	Quarterly	12/20/26	1.291%	EUR	3,200,000	585,689	651,236	(65,547)

Totals							$859,588	$402,767	$456,821

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.35.V1	1.000%	Quarterly	12/20/25	0.495%	USD	900,000	$16,094	$15,519	$575
CDX.NA.IG.36.V1	1.000%	Quarterly	06/20/26	0.555%	USD	2,800,000	49,532	58,626	(9,094)
CDX.NA.IG.37.V1	1.000%	Quarterly	12/20/26	0.614%	USD	28,200,000	478,413	595,960	(117,547)
CDX.NA.IG.38.V1	1.000%	Quarterly	06/20/27	0.671%	USD	28,500,000	450,528	406,384	44,144
ITRX.EUR.34.V1	1.000%	Quarterly	12/20/25	0.514%	EUR	49,200,000	970,170	1,107,874	(137,704)
ITRX.EUR.35.V1	1.000%	Quarterly	06/20/26	0.600%	EUR	7,700,000	140,430	193,952	(53,522)
ITRX.EUR.36.V1	1.000%	Quarterly	12/20/26	0.655%	EUR	38,900,000	679,063	1,023,163	(344,100)
ITRX.EUR.37.V1	1.000%	Quarterly	06/20/27	0.730%	EUR	9,600,000	143,593	145,956	(2,363)
ITRX.EUR.XOVER 36.V1	5.000%	Quarterly	12/20/26	3.110%	EUR	58,700,000	5,107,544	7,086,494	(1,978,950)
ITRX.EUR.XOVER 37.V1	5.000%	Quarterly	06/20/27	3.388%	EUR	77,800,000	6,212,002	5,378,286	833,716

Totals							$14,247,369	$16,012,214	$(1,764,845)

BHFTI-329

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	1.766%	USD	2,400,000	$(80,182)	$(107,073)	$26,891
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	1.766%	USD	2,100,000	(70,159)	(99,751)	29,592
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	GSI	1.766%	USD	400,000	(13,364)	(9,805)	(3,559)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	1.766%	USD	9,300,000	(310,705)	(227,956)	(82,749)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	1.918%	USD	2,900,000	(126,713)	(138,543)	11,830
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	1.918%	USD	2,600,000	(113,605)	(121,273)	7,668
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	1.918%	USD	1,300,000	(56,803)	(50,118)	(6,685)
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	1.050%	USD	14,280,000	(15,391)	(252,650)	237,259
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	1.952%	USD	3,100,000	(128,220)	(144,012)	15,792
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	1.952%	USD	36,100,000	(1,493,142)	(1,654,082)	160,940

Totals								$(2,408,284)	$(2,805,263)	$396,979

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PEN)—	Peruvian Nuevo Sol
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(ZAR)—	South African Rand

BHFTI-330

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(ECOFC)—	Enterprise 11th District COFI Replacement Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,457,794,551	$—	$2,457,794,551
Total Corporate Bonds & Notes*	—	1,726,482,913	—	1,726,482,913
Total Asset-Backed Securities*	—	727,481,514	—	727,481,514
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	434,773,012	14,467,923	449,240,935
Commercial Mortgage-Backed Securities	—	267,055,192	—	267,055,192
Total Mortgage-Backed Securities	—	701,828,204	14,467,923	716,296,127
Total Foreign Government*	—	206,205,448	—	206,205,448
Total Preferred Stock*	—	—	42,829,628	42,829,628
Total Municipals*	—	29,644,086	—	29,644,086
Floating Rate Loans
Investment Companies	—	—	7,783,609	7,783,609
Media	—	5,146,156	—	5,146,156
Total Floating Rate Loans	—	5,146,156	7,783,609	12,929,765
Total Short-Term Investments*	—	164,010,222	—	164,010,222
Total Investments	$—	$6,018,593,094	$65,081,160	$6,083,674,254

TBA Forward Sales Commitments	$—	$(52,457,563)	$—	$(52,457,563)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$20,232,030	$—	$20,232,030
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(29,449,665)	—	(29,449,665)
Total Forward Contracts	$—	$(9,217,635)	$—	$(9,217,635)

BHFTI-331

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,240,998	$—	$—	$9,240,998
Futures Contracts (Unrealized Depreciation)	(13,874,609)	—	—	(13,874,609)
Total Futures Contracts	$(4,633,611)	$—	$—	$(4,633,611)
Written Options
Credit Default Swaptions at Value	$—	$(72,023)	$—	$(72,023)
Interest Rate Swaptions at Value	—	(12,760,935)	—	(12,760,935)
OTC Options on Securities at Value	—	(478,167)	—	(478,167)
Options on Exchange-Traded Futures Contracts at Value	(1,376,000)	—	—	(1,376,000)
Total Written Options	$(1,376,000)	$(13,311,125)	$—	$(14,687,125)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,443,795	$—	$10,443,795
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(22,724,218)	—	(22,724,218)
Total Centrally Cleared Swap Contracts	$—	$(12,280,423)	$—	$(12,280,423)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(2,408,284)	$—	$(2,408,284)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2021	Realized Gain/ Loss	Change in Unrealized Appreciation / (Depreciation)	Purchases	Sales	Amortization Premium/ Discount	Balance as of March 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2022
Mortgage-Backed Securities
Collateralized Mortgage Obligations	$13,260,674	$—	$102,655	$14,480,375	$(13,375,781)	$—	$14,467,923	$(12,452)
Preferred Stocks
Wireless Telecommunication Services	42,858,168	—	(28,540)	—	—	—	42,829,628	(28,540)
Floating Rate Loans
Investment Companies	8,279,263	277	(305,681)	—	(190,569)	319	7,783,609	(305,681)

	$64,398,105	$277	$(231,566)	$14,480,375	$(13,566,350)	$319	$65,081,160	$(346,673)

	Fair Value at December 31, 2021	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Mortgage-Backed Securities
Collateralized Mortgage Obligations	$14,467,923	Proxy Priced	Base Security Price	$95.27	$95.27	$95.27	Increases
			Change in Proxy Security Value	(0.09)%	(0.09)%	(0.09)%	Increases
Preferred Stock
Wireless Telecommunication Services	42,829,628	Discounted Cash Flow	Discount Rate	4.04%	4.04%	4.04%	Decreases
			Comparable Yield Change Since Issue	0.79%	0.79%	0.79%	Decreases
Floating Rate Loans
Investment Companies	7,783,609	Discounted Cash Flow	Discount Rate	4.06%	4.06%	4.06%	Decreases
			Benchmark Yield Change Since Issue	1.00%	1.00%	1.00%	Decreases

BHFTI-332

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—52.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Airbus SE (a)	4,048	$489,296
BAE Systems plc	30,712	289,505
Boeing Co. (The) (a)	2,968	568,372
General Dynamics Corp.	2,783	671,204
HEICO Corp.	738	113,313
Howmet Aerospace, Inc.	2,181	78,385
Huntington Ingalls Industries, Inc.	527	105,105
L3Harris Technologies, Inc.	1,686	418,920
Lockheed Martin Corp.	2,978	1,314,489
Raytheon Technologies Corp.	9,446	935,815
Safran S.A.	2,293	269,497
TransDigm Group, Inc. (a) (b)	503	327,725

		5,581,626

Air Freight & Logistics—0.3%
Atlas Air Worldwide Holdings, Inc. (a) (b)	932	80,497
DSV A/S	3,602	688,762
FedEx Corp.	2,271	525,487
United Parcel Service, Inc. - Class B (b)	10,511	2,254,189

		3,548,935

Airlines—0.0%
Southwest Airlines Co. (a)	10,028	459,282

Auto Components—0.1%
Adient plc (a) (b)	2,529	103,107
Aisin Corp. (b)	4,500	153,754
Aptiv plc (a)	2,215	265,158
BorgWarner, Inc. (b)	5,719	222,469
Continental AG (a)	1,578	113,823
Faurecia SE	3,795	98,172
Lear Corp.	1,324	188,789
Magna International, Inc.	3,625	232,726
NGK Spark Plug Co., Ltd.	7,200	115,870

		1,493,868

Automobiles—1.1%
Ferrari NV	1,033	225,900
Ford Motor Co.	34,400	581,704
General Motors Co. (a)	27,360	1,196,727
Harley-Davidson, Inc.	2,821	111,147
Honda Motor Co., Ltd.	34,500	980,359
Isuzu Motors, Ltd.	15,900	205,416
Kia Corp.	2,512	152,558
Mazda Motor Corp.	19,700	145,733
Mercedes-Benz Group AG	7,498	526,634
Stellantis NV (Milan-Traded Shares)	34,685	562,469
Subaru Corp.	12,500	198,575
Suzuki Motor Corp. (b)	4,400	150,824
Tesla, Inc. (a) (b)	6,746	7,269,490
Thor Industries, Inc. (b)	1,608	126,550
Toyota Motor Corp.	109,000	1,952,572
Winnebago Industries, Inc. (b)	980	52,949
Yamaha Motor Co., Ltd.	7,300	163,600

		14,603,207

Banks—2.9%
ABN AMRO Bank NV	10,785	137,973
Australia & New Zealand Banking Group, Ltd.	30,061	616,020
Banco Bilbao Vizcaya Argentaria S.A. (b)	46,572	266,288
Banco Santander S.A.	124,950	423,951
Bank of America Corp.	76,684	3,160,915
Bank of Montreal (b)	11,505	1,353,838
Bank of Nova Scotia (The)	8,887	636,944
Bank OZK (b)	2,862	122,207
Barclays plc	343,669	667,615
BNP Paribas S.A.	14,516	826,501
Citigroup, Inc.	21,873	1,168,018
Commonwealth Bank of Australia	11,095	871,209
DBS Group Holdings, Ltd.	9,300	244,500
Erste Group Bank AG	9,205	333,850
Fifth Third Bancorp	5,221	224,712
HSBC Holdings plc	30,000	205,110
HSBC Holdings plc (Hong Kong-Traded Shares)	205,178	1,405,889
ING Groep NV	63,843	667,209
Intesa Sanpaolo S.p.A.	159,846	365,361
JPMorgan Chase & Co.	59,256	8,077,778
Lloyds Banking Group plc	1,138,851	697,202
Mitsubishi UFJ Financial Group, Inc.	177,600	1,102,394
Mizuho Financial Group, Inc. (b)	44,090	564,349
National Australia Bank, Ltd.	31,753	762,769
National Bank of Canada	4,190	321,184
NatWest Group plc	96,936	272,760
Nordea Bank Abp	25,192	259,420
Oversea-Chinese Banking Corp., Ltd.	13,400	121,793
PNC Financial Services Group, Inc. (The)	2,960	545,972
Powszechna Kasa Oszczednosci Bank Polski S.A. (a)	6,717	63,155
Regions Financial Corp.	12,124	269,880
Royal Bank of Canada	15,389	1,694,310
Signature Bank	3,029	888,981
Skandinaviska Enskilda Banken AB - Class A	21,239	229,977
Societe Generale S.A.	16,845	450,632
Standard Chartered plc	70,972	470,640
Sumitomo Mitsui Financial Group, Inc.	8,500	271,271
Toronto-Dominion Bank (The) (b)	25,450	2,019,266
Truist Financial Corp.	19,841	1,124,985
U.S. Bancorp	47,174	2,507,298
UniCredit S.p.A.	21,766	235,007
Wells Fargo & Co.	22,285	1,079,931
Westpac Banking Corp.	31,426	565,918

		38,294,982

Beverages—1.0%
Anheuser-Busch InBev S.A.	6,322	379,189
Britvic plc	9,207	97,238
Brown-Forman Corp. - Class B	2,595	173,917
Coca-Cola Co. (The)	45,453	2,818,086
Diageo plc	42,599	2,153,090
Monster Beverage Corp. (a)	11,797	942,580
PepsiCo, Inc.	35,579	5,955,213
Pernod Ricard S.A.	3,950	866,322

		13,385,635

BHFTI-333

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—0.7%
AbbVie, Inc.	17,240	$2,794,776
Alnylam Pharmaceuticals, Inc. (a) (b)	1,563	255,222
Amgen, Inc.	8,501	2,055,712
Argenx SE (a)	733	230,490
Biogen, Inc. (a)	1,072	225,763
BioNTech SE (ADR) (a)	341	58,161
CSL, Ltd.	3,206	636,702
Exact Sciences Corp. (a) (b)	1,397	97,678
Gilead Sciences, Inc.	6,893	409,789
Horizon Therapeutics plc (a)	5,137	540,464
Incyte Corp. (a)	2,047	162,573
Moderna, Inc. (a) (b)	2,000	344,520
Novavax, Inc. (a) (b)	831	61,203
Regeneron Pharmaceuticals, Inc. (a)	1,337	933,788
United Therapeutics Corp. (a)	1,096	196,633
Vertex Pharmaceuticals, Inc. (a)	1,882	491,146

		9,494,620

Building Products—0.4%
AGC, Inc.	2,500	99,917
Allegion plc	5,082	557,902
Assa Abloy AB - Class B	15,595	420,496
Builders FirstSource, Inc. (a)	1,775	114,558
Cie de Saint-Gobain	13,925	828,678
Daikin Industries, Ltd.	3,400	619,055
Geberit AG	315	193,917
JELD-WEN Holding, Inc. (a)	2,455	49,787
Johnson Controls International plc	20,069	1,315,924
Masco Corp.	7,382	376,482
Owens Corning	1,445	132,217
Trane Technologies plc	2,982	455,351
Xinyi Glass Holdings, Ltd.	40,000	96,092

		5,260,376

Capital Markets—2.2%
Affiliated Managers Group, Inc.	1,715	241,729
AJ Bell plc	8,180	32,508
Ameriprise Financial, Inc.	2,580	774,929
Anima Holding S.p.A.	12,738	57,143
Artisan Partners Asset Management, Inc. - Class A	2,726	107,268
Azimut Holding S.p.A.	2,002	46,464
Bank of New York Mellon Corp. (The)	16,049	796,512
BlackRock, Inc.	2,646	2,021,994
Blackstone Group, Inc. (The)	4,342	551,173
Bolsa Mexicana de Valores S.A.B. de C.V.	22,500	47,783
Brookfield Asset Management, Inc. - Class A (b)	11,652	658,772
Charles Schwab Corp. (The)	36,034	3,038,027
CI Financial Corp.	10,349	164,405
CME Group, Inc. (b)	2,280	542,321
Credit Suisse Group AG	54,407	429,277
Deutsche Bank AG (a)	31,604	403,554
Evercore, Inc. - Class A	206	22,932
FactSet Research Systems, Inc.	1,725	748,909
Federated Hermes, Inc. (b)	8,376	285,287
Franklin Resources, Inc. (b)	6,634	185,221
Goldman Sachs Group, Inc. (The) (b)	1,919	633,462

Capital Markets—(Continued)
Hamilton Lane, Inc. - Class A (b)	1,710	132,166
Hargreaves Lansdown plc	15,563	205,045
Hong Kong Exchanges & Clearing, Ltd.	11,400	537,247
Houlihan Lokey, Inc.	2,888	253,566
IG Group Holdings plc	20,429	219,235
IGM Financial, Inc.	1,884	66,565
Intercontinental Exchange, Inc.	4,386	579,478
Invesco, Ltd.	8,719	201,060
Janus Henderson Group plc	2,991	104,745
Julius Baer Group, Ltd.	5,822	337,715
London Stock Exchange Group plc	2,570	268,503
Macquarie Group, Ltd.	4,622	695,281
Man Group plc	48,044	146,442
Moody’s Corp. (b)	9,794	3,304,594
Morgan Stanley	40,679	3,555,345
MSCI, Inc.	508	255,463
Nasdaq, Inc.	5,887	1,049,063
Nomura Holdings, Inc.	43,000	180,191
Northern Trust Corp.	2,285	266,088
Partners Group Holding AG	304	377,680
Rathbones Group plc	2,180	56,484
S&P Global, Inc. (b)	4,252	1,744,085
SEI Investments Co.	3,111	187,313
State Street Corp. (b)	9,631	839,053
T. Rowe Price Group, Inc.	4,118	622,600
UBS Group AG	61,360	1,198,791

		29,173,468

Chemicals—1.0%
Air Liquide S.A.	9,761	1,707,582
Air Products & Chemicals, Inc.	1,686	421,348
Albemarle Corp.	1,376	304,302
Asahi Kasei Corp.	8,400	72,713
BASF SE	9,006	513,565
Celanese Corp.	717	102,438
Chemours Co. (The)	2,937	92,457
Chr Hansen Holding A/S	2,290	168,285
Corteva, Inc.	34,356	1,974,783
Covestro AG	2,261	114,244
Denka Co., Ltd.	2,100	58,370
Dow, Inc.	7,385	470,572
DuPont de Nemours, Inc.	5,913	435,079
Ecolab, Inc.	2,013	355,415
Givaudan S.A.	162	666,863
Huntsman Corp.	4,044	151,690
International Flavors & Fragrances, Inc.	1,265	166,132
Johnson Matthey plc	5,356	131,243
Linde plc	3,314	1,058,591
LyondellBasell Industries NV - Class A	2,739	281,624
Mitsubishi Gas Chemical Co., Inc. (b)	5,400	91,683
Mosaic Co. (The)	4,563	303,440
Nutrien, Ltd.	1,011	104,501
RPM International, Inc. (b)	1,426	116,133
Sherwin-Williams Co. (The) (b)	5,459	1,362,676
Shin-Etsu Chemical Co., Ltd.	2,900	441,917
Sika AG	1,842	606,859

BHFTI-334

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Solvay S.A.	990	$97,470
Tosoh Corp.	5,600	82,814
Wacker Chemie AG	433	74,331
Westlake Corp. (b)	1,165	143,761
Yara International ASA	5,053	251,979

		12,924,860

Commercial Services & Supplies—0.2%
Cintas Corp.	690	293,519
Republic Services, Inc.	7,336	972,020
Waste Management, Inc.	12,061	1,911,669

		3,177,208

Communications Equipment—0.3%
Arista Networks, Inc. (a)	7,197	1,000,239
Cisco Systems, Inc.	46,327	2,583,193
F5, Inc. (a)	237	49,521
Juniper Networks, Inc.	3,610	134,148
Nokia Oyj (a)	44,074	242,622
Telefonaktiebolaget LM Ericsson - B Shares	45,737	418,493

		4,428,216

Construction & Engineering—0.1%
Kajima Corp. (b)	9,600	116,914
Obayashi Corp.	19,200	141,179
Taisei Corp.	2,400	69,379
Vinci S.A.	6,161	629,886

		957,358

Construction Materials—0.2%
CRH plc	12,144	486,241
James Hardie Industries plc	9,493	285,680
Vulcan Materials Co.	8,423	1,547,305

		2,319,226

Consumer Finance—0.3%
American Express Co.	13,782	2,577,234
Capital One Financial Corp. (b)	6,754	886,733
Discover Financial Services	5,914	651,664
Synchrony Financial	3,723	129,597

		4,245,228

Containers & Packaging—0.4%
Ball Corp.	18,851	1,696,590
Graphic Packaging Holding Co. (b)	6,873	137,735
International Paper Co. (b)	11,470	529,341
Rengo Co., Ltd.	4,900	31,328
Sealed Air Corp. (b)	23,186	1,552,535
Silgan Holdings, Inc.	3,710	171,513
Smurfit Kappa Group plc	6,514	288,718
Sonoco Products Co.	3,049	190,745
WestRock Co.	2,081	97,869

		4,696,374

Diversified Consumer Services—0.0%
Frontdoor, Inc. (a)	3,210	95,818
H&R Block, Inc.	6,944	180,822

		276,640

Diversified Financial Services—0.3%
Berkshire Hathaway, Inc. - Class B (a) (b)	9,601	3,388,289
Plus500, Ltd.	3,410	63,159

		3,451,448

Diversified Telecommunication Services—0.6%
AT&T, Inc.	110,084	2,601,285
BCE, Inc. (b)	10,016	555,221
Cellnex Telecom S.A.	6,181	296,268
Deutsche Telekom AG	25,822	482,281
Gamma Communications plc	2,311	41,073
Liberty Global plc - Class A (a) (b)	9,509	242,575
Nippon Telegraph & Telephone Corp.	33,000	958,876
Spark New Zealand, Ltd.	113,354	359,140
Swisscom AG	792	475,507
Telecom Italia S.p.A.	257,269	94,466
Verizon Communications, Inc.	48,394	2,465,190

		8,571,882

Electric Utilities—0.7%
Constellation Energy Corp.	3,297	185,456
Duke Energy Corp.	3,664	409,122
Edison International (b)	3,227	226,213
Enel S.p.A.	70,986	474,048
Evergy, Inc.	9,960	680,667
Eversource Energy	5,131	452,503
Exelon Corp. (b)	9,892	471,156
Iberdrola S.A.	51,342	558,824
NextEra Energy, Inc.	39,289	3,328,171
Orsted A/S	2,860	360,136
Red Electrica Corp. S.A.	29,358	602,943
Southern Co. (The)	9,275	672,530
Terna - Rete Elettrica Nazionale	33,599	288,972

		8,710,741

Electrical Equipment—0.5%
ABB, Ltd.	21,206	686,089
Advanced Energy Solution Holding Co., Ltd.	1,000	43,692
AMETEK, Inc.	6,823	908,687
Array Technologies, Inc. (a) (b)	2,928	32,999
Atkore, Inc. (a)	1,930	189,989
Ballard Power Systems, Inc. (a) (b)	7,305	85,020
Eaton Corp. plc	4,348	659,852
Emerson Electric Co.	16,340	1,602,137
Encore Wire Corp.	417	47,567
EnerSys	519	38,702
Generac Holdings, Inc. (a) (b)	1,188	353,145
GrafTech International, Ltd.	4,382	42,155
GS Yuasa Corp.	1,900	36,175
Legrand S.A.	2,542	241,660
Nidec Corp.	4,000	316,903

BHFTI-335

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Plug Power, Inc. (a) (b)	3,627	$103,768
Prysmian S.p.A.	2,000	68,127
Regal Rexnord Corp.	723	107,568
Rockwell Automation, Inc. (b)	2,517	704,836
Sensata Technologies Holding plc (a) (b)	7,358	374,154
Shoals Technologies Group, Inc. - Class A (a) (b)	2,816	47,985
Siemens Energy AG (a)	2,798	63,931
Signify NV	2,337	108,971
Vestas Wind Systems A/S	15,400	454,687

		7,318,799

Electronic Equipment, Instruments & Components—0.3%
Arrow Electronics, Inc. (a)	1,477	175,216
Avnet, Inc.	2,978	120,877
Corning, Inc.	15,004	553,798
E Ink Holdings, Inc.	37,000	234,764
Jabil, Inc.	1,172	72,347
Keyence Corp.	1,500	697,392
Keysight Technologies, Inc. (a)	1,272	200,938
Murata Manufacturing Co., Ltd.	6,000	396,634
Nan Ya Printed Circuit Board Corp.	5,000	90,345
Simplo Technology Co., Ltd.	3,000	32,421
Strix Group plc	8,597	22,778
Vontier Corp.	7,882	200,124
Yokogawa Electric Corp. (b)	13,900	237,134
Zebra Technologies Corp. - Class A (a)	2,811	1,162,911

		4,197,679

Energy Equipment & Services—0.3%
Schlumberger NV	88,671	3,662,999

Entertainment—0.5%
Activision Blizzard, Inc.	15,613	1,250,757
AMC Entertainment Holdings, Inc. - Class A (a) (b)	3,964	97,673
Electronic Arts, Inc.	4,290	542,728
International Games System Co., Ltd.	2,000	53,291
Koei Tecmo Holdings Co., Ltd. (b)	6,600	215,832
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	7,238	505,502
Netflix, Inc. (a)	4,590	1,719,368
Nintendo Co., Ltd.	900	454,107
Roku, Inc. (a) (b)	1,023	128,151
Take-Two Interactive Software, Inc. (a) (b)	1,318	202,629
Walt Disney Co. (The) (a)	15,924	2,184,136

		7,354,174

Equity Real Estate Investment Trusts—0.7%
American Tower Corp. (b)	4,446	1,116,924
Crown Castle International Corp.	2,783	513,742
Daiwa House REIT Investment Corp.	134	360,581
Digital Realty Trust, Inc. (b)	1,953	276,935
Equinix, Inc.	586	434,589
Equity LifeStyle Properties, Inc.	9,287	710,270
Extra Space Storage, Inc.	3,515	722,684
Nippon Building Fund, Inc.	70	397,511
Nippon Prologis REIT, Inc.	120	350,979
Orix JREIT, Inc.	160	216,909

Equity Real Estate Investment Trusts—(Continued)
Park Hotels & Resorts, Inc.	6,488	126,711
ProLogis, Inc. (b)	5,001	807,561
Public Storage (b)	2,276	888,277
Sabra Health Care REIT, Inc.	4,104	61,109
SBA Communications Corp.	992	341,347
Simon Property Group, Inc. (b)	4,726	621,753
Ventas, Inc. (b)	4,609	284,652
Vicinity Centres	56,867	78,629
Welltower, Inc. (b)	5,492	528,001
Weyerhaeuser Co.	12,672	480,269

		9,319,433

Food & Staples Retailing—0.6%
Costco Wholesale Corp.	8,053	4,637,320
Endeavour Group, Ltd.	8,626	46,931
HelloFresh SE (a)	1,494	67,509
Kesko Oyj - B Shares	7,127	196,713
Koninklijke Ahold Delhaize NV	12,732	409,286
Kroger Co. (The)	5,666	325,058
Seven & i Holdings Co., Ltd.	8,800	418,706
Sysco Corp.	4,234	345,706
Walgreens Boots Alliance, Inc. (b)	5,422	242,743
Walmart, Inc.	6,173	919,283
Woolworths Group, Ltd.	8,626	239,588

		7,848,843

Food Products—0.7%
Archer-Daniels-Midland Co.	8,873	800,877
Conagra Brands, Inc. (b)	4,462	149,789
Danone S.A. (b)	6,211	342,151
Darling Ingredients, Inc. (a)	2,234	179,569
General Mills, Inc.	12,466	844,198
Hershey Co. (The)	3,635	787,450
Kraft Heinz Co. (The)	5,308	209,082
Mondelez International, Inc. - Class A	31,426	1,972,924
Nestle S.A. (b)	33,164	4,305,377

		9,591,417

Gas Utilities—0.0%
Enagas S.A.	3,268	72,619
Hong Kong & China Gas Co., Ltd.	245,857	297,392
Osaka Gas Co., Ltd.	6,700	115,026

		485,037

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	20,168	2,387,084
Align Technology, Inc. (a)	1,099	479,164
Baxter International, Inc.	3,917	303,724
Becton Dickinson & Co.	2,067	549,822
Boston Scientific Corp. (a)	12,084	535,200
Coloplast A/S - Class B	1,730	262,013
DexCom, Inc. (a) (b)	1,893	968,459
Edwards Lifesciences Corp. (a)	27,419	3,227,765
Hoya Corp.	4,700	536,325
IDEXX Laboratories, Inc. (a) (b)	3,366	1,841,404

BHFTI-336

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Intuitive Surgical, Inc. (a)	2,472	$745,753
Koninklijke Philips NV	7,780	238,013
Medtronic plc (b)	12,483	1,384,989
Olympus Corp. (b)	9,600	182,385
ResMed, Inc.	2,506	607,730
Straumann Holding AG	205	328,029
Stryker Corp.	5,696	1,522,826
Sysmex Corp.	2,400	174,275
Zimmer Biomet Holdings, Inc. (b)	1,922	245,824

		16,520,784

Health Care Providers & Services—1.2%
Anthem, Inc.	1,612	791,847
Centene Corp. (a)	4,597	387,022
Cigna Corp.	4,808	1,152,045
CVS Health Corp.	6,622	670,213
DaVita, Inc. (a)	2,831	320,214
HCA Healthcare, Inc.	11,270	2,824,487
Humana, Inc.	949	412,976
McKesson Corp. (b)	1,393	426,439
Select Medical Holdings Corp.	1,373	32,938
UnitedHealth Group, Inc. (b)	16,234	8,278,853
Universal Health Services, Inc. - Class B	983	142,486

		15,439,520

Health Care Technology—0.1%
Cerner Corp.	3,685	344,769
GoodRx Holdings, Inc. - Class A (a) (b)	3,636	70,284
Veeva Systems, Inc. - Class A (a)	1,849	392,838

		807,891

Hotels, Restaurants & Leisure—0.9%
Aristocrat Leisure, Ltd.	16,820	456,013
Booking Holdings, Inc. (a)	1,524	3,579,038
Caesars Entertainment, Inc. (a)	1,939	150,001
Chipotle Mexican Grill, Inc. (a) (b)	242	382,851
Compass Group plc	13,620	293,525
DraftKings, Inc. - Class A (a) (b)	4,349	84,675
Evolution AB	1,627	166,043
Galaxy Entertainment Group, Ltd.	38,000	225,845
InterContinental Hotels Group plc	5,799	392,690
Las Vegas Sands Corp. (a) (b)	4,211	163,682
Marriott International, Inc. - Class A (a)	3,604	633,403
McDonald’s Corp.	9,871	2,440,901
Oriental Land Co., Ltd. (b)	2,300	439,119
Starbucks Corp.	7,013	637,973
Wyndham Hotels & Resorts, Inc. (b)	17,284	1,463,782
Yum! Brands, Inc. (b)	3,332	394,942

		11,904,483

Household Durables—0.4%
DR Horton, Inc.	7,482	557,484
Iida Group Holdings Co., Ltd.	3,100	53,661
Lennar Corp. - Class A (b)	5,099	413,886
LG Electronics, Inc.	692	68,289

Household Durables—(Continued)
MDC Holdings, Inc.	2,106	79,691
Meritage Homes Corp. (a)	1,113	88,183
NVR, Inc. (a)	191	853,249
Panasonic Corp.	21,100	204,335
PulteGroup, Inc.	2,632	110,281
Sekisui Chemical Co., Ltd. (b)	22,900	327,985
Sony Group Corp.	7,700	794,725
Sumitomo Forestry Co., Ltd.	3,100	54,728
Taylor Morrison Home Corp. (a)	2,032	55,311
Toll Brothers, Inc.	1,658	77,959
TopBuild Corp. (a) (b)	5,029	912,210
TRI Pointe Group, Inc. (a)	3,468	69,637
Whirlpool Corp. (b)	800	138,224

		4,859,838

Household Products—0.7%
Clorox Co. (The) (b)	690	95,931
Colgate-Palmolive Co. (b)	17,733	1,344,693
Essity AB - Class B (b)	25,528	601,477
Kimberly-Clark Corp. (b)	7,042	867,293
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	83,000	117,051
Procter & Gamble Co. (The)	34,418	5,259,070
Reckitt Benckiser Group plc	5,384	411,537

		8,697,052

Independent Power and Renewable Electricity Producers—0.0%
Drax Group plc	16,428	169,109
Engie Brasil Energia S.A.	10,100	91,728

		260,837

Industrial Conglomerates—0.4%
3M Co.	14,328	2,133,153
General Electric Co.	6,328	579,012
Hitachi, Ltd.	10,500	526,139
Honeywell International, Inc.	3,817	742,712
Roper Technologies, Inc.	1,985	937,376
Siemens AG	5,004	693,365

		5,611,757

Insurance—1.1%
Admiral Group plc	3,663	122,707
Aegon NV	36,788	194,148
Ageas SA	3,492	175,737
AIA Group, Ltd.	76,000	795,677
Alleghany Corp. (a) (b)	755	639,485
Allianz SE	3,408	813,811
Allstate Corp. (The)	1,811	250,842
American International Group, Inc.	4,792	300,794
Aon plc - Class A	1,413	460,115
Arch Capital Group, Ltd. (a) (b)	3,502	169,567
ASR Nederland NV	2,972	138,094
Assured Guaranty, Ltd.	3,201	203,776
Aviva plc	30,658	180,972
AXA S.A.	24,188	706,384
Axis Capital Holdings, Ltd.	1,403	84,839

BHFTI-337

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Chubb, Ltd.	7,251	$1,550,989
Everest Re Group, Ltd.	809	243,816
Fairfax Financial Holdings, Ltd.	357	194,764
Hartford Financial Services Group, Inc. (The)	2,408	172,918
Legal & General Group plc	99,171	351,648
Lincoln National Corp.	3,037	198,498
Loews Corp.	13,596	881,293
Manulife Financial Corp.	45,337	966,832
Markel Corp. (a) (b)	438	646,155
Marsh & McLennan Cos., Inc.	7,549	1,286,501
Muenchener Rueckversicherungs-Gesellschaft AG	946	253,402
NN Group NV	4,819	242,881
Old Republic International Corp.	5,674	146,786
Primerica, Inc.	1,592	217,817
Progressive Corp. (The) (b)	4,503	513,297
Prudential Financial, Inc. (b)	2,650	313,151
Prudential plc	21,257	314,004
Reinsurance Group of America, Inc.	1,127	123,361
RenaissanceRe Holdings, Ltd.	1,216	192,748
Unum Group	6,591	207,682
Willis Towers Watson plc (b)	931	219,921
Zurich Insurance Group AG	1,598	787,860

		15,263,272

Interactive Media & Services—2.4%
Alphabet, Inc. - Class A (a)	4,822	13,411,670
Alphabet, Inc. - Class C (a)	4,281	11,956,790
Auto Trader Group plc	53,706	444,586
IAC/InterActiveCorp. (a)	1,233	123,645
Match Group, Inc. (a) (b)	3,617	393,313
Meta Platforms, Inc. - Class A (a)	22,893	5,090,488
Pinterest, Inc. - Class A (a)	3,582	88,153
Snap, Inc. - Class A (a) (b)	7,369	265,210
Twitter, Inc. (a) (b)	5,709	220,881

		31,994,736

Internet & Direct Marketing Retail—1.6%
Amazon.com, Inc. (a)	5,825	18,989,209
Delivery Hero SE (a)	1,180	51,977
eBay, Inc. (b)	11,907	681,795
Etsy, Inc. (a) (b)	1,764	219,230
Just Eat Takeaway.com NV (a)	3,704	124,328
MercadoLibre, Inc. (a) (b)	267	317,591
Mercari, Inc. (a) (b)	4,000	103,728
Moneysupermarket.com Group plc	11,567	28,820
Prosus NV	7,029	372,096
Revolve Group, Inc. (a) (b)	1,026	55,086
Wayfair, Inc. - Class A (a) (b)	479	53,064

		20,996,924

IT Services—2.1%
Accenture plc - Class A	10,004	3,373,649
Amadeus IT Group S.A. (a)	3,798	247,387
Amdocs, Ltd.	6,797	558,781
Automatic Data Processing, Inc.	8,767	1,994,843
Block, Inc. (a) (b)	7,344	995,846

IT Services—(Continued)
Cloudflare, Inc. - Class A (a)	2,074	248,258
Cognizant Technology Solutions Corp. - Class A	4,078	365,674
Edenred	7,633	377,342
EVERTEC, Inc.	1,970	80,632
Fidelity National Information Services, Inc.	5,589	561,247
Fiserv, Inc. (a)	4,272	433,181
Fujitsu, Ltd.	2,000	298,165
Gartner, Inc. (a)	696	207,032
Global Payments, Inc.	4,018	549,823
Infosys, Ltd. (ADR)	10,752	267,617
International Business Machines Corp.	5,208	677,144
Jack Henry & Associates, Inc.	1,526	300,698
MasterCard, Inc. - Class A (b)	14,013	5,007,966
MongoDB, Inc. (a) (b)	419	185,864
Nomura Research Institute, Ltd.	4,400	143,903
Obic Co., Ltd.	1,900	284,693
Okta, Inc. (a) (b)	2,047	309,015
Paychex, Inc.	4,678	638,407
PayPal Holdings, Inc. (a)	14,672	1,696,817
Shopify, Inc. - Class A (a)	674	455,823
Snowflake, Inc. - Class A (a)	1,291	295,807
Twilio, Inc. - Class A (a)	1,445	238,151
VeriSign, Inc. (a)	1,535	341,476
Visa, Inc. - Class A (b)	31,929	7,080,894
Western Union Co. (The) (b)	5,104	95,649

		28,311,784

Leisure Products—0.1%
Brunswick Corp.	359	29,039
Malibu Boats, Inc. - Class A (a) (b)	983	57,024
Peloton Interactive, Inc. - Class A (a) (b)	2,092	55,271
Shimano, Inc.	1,500	343,103
Thule Group AB	6,452	255,149

		739,586

Life Sciences Tools & Services—0.9%
10X Genomics, Inc. - Class A (a) (b)	1,984	150,923
Agilent Technologies, Inc. (b)	4,455	589,530
Bachem Holding AG - Class B	203	111,396
Bio-Techne Corp.	523	226,480
Danaher Corp.	12,790	3,751,691
Illumina, Inc. (a)	2,235	780,909
IQVIA Holdings, Inc. (a)	1,564	361,612
Lonza Group AG	540	391,221
Medpace Holdings, Inc. (a)	641	104,861
Mettler-Toledo International, Inc. (a)	285	391,359
Sartorius Stedim Biotech	348	142,627
Thermo Fisher Scientific, Inc.	5,747	3,394,466
Waters Corp. (a)	1,900	589,741
West Pharmaceutical Services, Inc.	3,149	1,293,326

		12,280,142

Machinery—1.0%
AGCO Corp. (b)	591	86,304
Allison Transmission Holdings, Inc.	3,390	133,091
Atlas Copco AB - A Shares	17,038	884,247

BHFTI-338

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Caterpillar, Inc. (b)	12,758	$2,842,738
Daimler Truck Holding AG (a)	3,749	104,151
Deere & Co.	6,614	2,747,852
Epiroc AB - A Shares	11,391	243,752
FANUC Corp.	1,200	211,030
Graco, Inc.	3,517	245,205
IDEX Corp.	2,293	439,637
Illinois Tool Works, Inc. (b)	6,478	1,356,493
Komatsu, Ltd.	23,000	551,901
NGK Insulators, Ltd. (b)	6,400	91,372
Otis Worldwide Corp.	9,489	730,179
Parker-Hannifin Corp.	4,453	1,263,583
SMC Corp.	600	335,108
Sumitomo Heavy Industries, Ltd. (b)	3,100	71,230
Techtronic Industries Co., Ltd.	13,500	217,482
Terex Corp.	1,774	63,261
Toro Co. (The)	5,250	448,822
Volvo AB - B Shares	16,501	307,769

		13,375,207

Marine—0.1%
AP Moller - Maersk A/S - Class B	99	298,401
Mitsui OSK Lines, Ltd.	6,600	183,220
Nippon Yusen KK (b)	3,400	297,135
Pacific Basin Shipping, Ltd.	110,000	59,398
SITC International Holdings Co., Ltd.	49,000	172,970
ZIM Integrated Shipping Services, Ltd.	1,558	113,282

		1,124,406

Media—0.5%
AMC Networks, Inc. - Class A (a) (b)	1,067	43,352
Charter Communications, Inc. - Class A (a) (b)	2,433	1,327,250
Comcast Corp. - Class A	73,217	3,428,020
Discovery, Inc. - Class A (a) (b)	16,336	407,093
Fox Corp. - Class A	3,944	155,591
Gray Television, Inc. (b)	2,180	48,113
ITV plc (a)	148,811	159,277
Liberty Broadband Corp. - Class C (a) (b)	3,596	486,611
Metropole Television S.A.	4,087	80,503
Nexstar Media Group, Inc. - Class A (b)	1,145	215,810
Omnicom Group, Inc.	9,383	796,429
ProSiebenSat.1 Media SE	3,040	38,883
RTL Group S.A. (a)	621	34,546

		7,221,478

Metals & Mining—1.0%
Agnico Eagle Mines, Ltd.	4,739	289,992
Alcoa Corp.	866	77,966
Allkem Ltd. (a)	26,367	220,635
AMG Advanced Metallurgical Group NV	2,304	98,842
Anglo American Platinum, Ltd.	288	39,548
Anglo American plc	13,329	687,463
Antofagasta plc	3,915	85,489
APERAM S.A.	975	43,034
ArcelorMittal S.A.	3,735	120,055
Argonaut Gold, Inc. (a)	45,200	88,581

Metals & Mining—(Continued)
B2Gold Corp.	24,859	114,139
Barrick Gold Corp.	17,556	430,562
BHP Group, Ltd.	49,051	1,910,534
BHP Group, Ltd. (London-Traded Shares)	7,783	298,401
BlueScope Steel, Ltd.	6,541	101,075
Boliden AB	1,932	97,973
Dowa Holdings Co., Ltd.	1,300	59,688
First Quantum Minerals, Ltd.	4,257	147,377
Fortescue Metals Group, Ltd.	27,760	426,000
Franco-Nevada Corp.	1,610	256,204
Freeport-McMoRan, Inc.	35,626	1,772,037
Glencore plc	96,443	626,761
HudBay Minerals, Inc.	5,104	40,092
IAMGOLD Corp. (a)	18,249	63,353
IGO, Ltd.	8,461	88,471
Iluka Resources, Ltd.	10,394	87,232
Impala Platinum Holdings, Ltd.	9,033	138,984
Kinross Gold Corp.	23,779	139,614
Lynas Rare Earths, Ltd. (a)	7,149	56,668
Mineral Resources, Ltd.	2,591	101,284
Newmont Corp.	7,772	617,485
Norsk Hydro ASA	12,879	125,496
Nucor Corp. (b)	2,655	394,666
Perseus Mining, Ltd.	96,858	140,479
Pilbara Minerals, Ltd. (a)	34,213	80,074
Rio Tinto plc	19,309	1,531,704
Rio Tinto, Ltd.	6,471	573,223
Schnitzer Steel Industries, Inc. - Class A	930	48,304
Steel Dynamics, Inc. (b)	13,997	1,167,770
Teck Resources, Ltd. - Class B	3,378	136,401

		13,523,656

Multi-Utilities—0.2%
Dominion Energy, Inc.	7,539	640,589
E.ON SE	24,904	289,626
Engie S.A.	17,367	227,654
National Grid plc	35,240	541,275
RWE AG	6,142	267,904
Sempra Energy	4,031	677,692
WEC Energy Group, Inc.	1,918	191,435

		2,836,175

Multiline Retail—0.3%
Dollar General Corp.	6,474	1,441,307
Dollar Tree, Inc. (a) (b)	2,129	340,960
Dollarama, Inc.	12,387	702,506
Kohl’s Corp. (b)	2,042	123,459
Target Corp.	4,178	886,655
Wesfarmers, Ltd.	17,161	644,817

		4,139,704

Oil, Gas & Consumable Fuels—2.4%
Advantage Energy, Ltd. (a)	11,814	82,310
Aker BP ASA	5,681	211,681
APA Corp.	3,359	138,827
ARC Resources, Ltd. (b)	10,326	138,269

BHFTI-339

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Beach Energy, Ltd.	96,174	$111,265
BP plc	228,023	1,114,356
Canadian Natural Resources, Ltd.	17,088	1,058,099
Chevron Corp.	11,673	1,900,715
ConocoPhillips	71,490	7,149,000
Coterra Energy, Inc.	77,769	2,097,430
Crescent Point Energy Corp.	7,719	55,941
Devon Energy Corp.	5,963	352,592
Diamondback Energy, Inc.	1,341	183,824
Enbridge, Inc. (b)	13,201	607,701
Eni S.p.A.	25,079	367,685
EOG Resources, Inc.	9,993	1,191,465
Equinor ASA	23,424	878,942
Exxon Mobil Corp. (b)	27,643	2,283,035
Harbour Energy plc (a)	9,890	62,906
Hess Corp.	4,872	521,499
HF Sinclair Corp. (b)	4,184	166,732
Imperial Oil, Ltd.	4,011	194,109
Inpex Corp.	30,900	366,922
International Seaways, Inc. (b)	1,912	34,492
Keyera Corp. (b)	10,427	264,314
Kinder Morgan, Inc. (b)	20,478	387,239
Laredo Petroleum, Inc. (a) (b)	600	47,484
Lundin Energy AB	5,804	246,058
Marathon Petroleum Corp. (b)	6,212	531,126
MEG Energy Corp. (a)	6,259	85,463
Neste Oyj	7,140	325,276
Oasis Petroleum, Inc. (b)	662	96,851
OMV AG	3,972	189,401
Ovintiv, Inc.	4,616	249,587
Phillips 66	3,386	292,517
Pioneer Natural Resources Co.	1,406	351,542
Range Resources Corp. (a)	8,477	257,531
Repsol S.A.	29,904	393,210
Shell plc (Euro-Listed Shares)	14,112	388,715
Shell plc	85,083	2,334,997
SM Energy Co.	2,804	109,216
Suncor Energy, Inc.	16,226	528,255
TC Energy Corp. (b)	8,559	482,738
TotalEnergies SE	30,593	1,552,250
Tourmaline Oil Corp.	4,313	198,719
Valero Energy Corp.	3,483	353,664
Vermilion Energy, Inc.	4,853	101,901
Woodside Petroleum, Ltd.	29,115	694,664

		31,732,515

Paper & Forest Products—0.1%
Canfor Corp. (a)	1,511	31,135
Interfor Corp.	1,397	38,854
Louisiana-Pacific Corp.	2,529	157,101
UPM-Kymmene Oyj	8,491	277,067
West Fraser Timber Co., Ltd.	2,725	224,208

		728,365

Personal Products—0.3%
Estee Lauder Cos., Inc. (The) - Class A	3,808	1,036,995

Personal Products—(Continued)
Kao Corp.	5,400	221,679
L’Oreal S.A.	1,801	720,879
Shiseido Co., Ltd.	4,000	202,724
Unilever plc	37,314	1,689,194

		3,871,471

Pharmaceuticals—3.3%
Astellas Pharma, Inc.	51,100	801,060
AstraZeneca plc	16,807	2,228,796
Bayer AG	6,453	441,496
Bristol-Myers Squibb Co.	57,228	4,179,361
Chugai Pharmaceutical Co., Ltd. (b)	5,400	180,594
Daiichi Sankyo Co., Ltd.	12,000	263,261
Eisai Co., Ltd.	2,100	97,320
Eli Lilly and Co.	17,300	4,954,201
GlaxoSmithKline plc	89,143	1,922,274
Jazz Pharmaceuticals plc (a)	2,242	349,012
Johnson & Johnson	50,931	9,026,501
Merck & Co., Inc.	34,571	2,836,551
Novartis AG	27,093	2,376,096
Novo Nordisk A/S - Class B	22,976	2,544,516
Ono Pharmaceutical Co., Ltd.	24,900	625,352
Pfizer, Inc.	98,036	5,075,324
Recordati Industria Chimica e Farmaceutica S.p.A.	4,094	205,815
Roche Holding AG	8,979	3,550,973
Sanofi	19,030	1,940,760
Takeda Pharmaceutical Co., Ltd. (b)	11,400	326,266
Viatris, Inc.	10,100	109,888
Zoetis, Inc.	3,405	642,149

		44,677,566

Professional Services—0.3%
BayCurrent Consulting, Inc.	400	145,024
CoStar Group, Inc. (a)	3,700	246,457
Experian plc	7,183	277,012
Intertek Group plc	4,899	334,555
Recruit Holdings Co., Ltd.	10,400	455,284
RELX plc	42,322	1,318,252
Verisk Analytics, Inc. (b)	1,677	359,934
Wolters Kluwer NV	5,860	623,794

		3,760,312

Real Estate Management & Development—0.1%
CK Asset Holdings, Ltd.	81,954	560,133
Cushman & Wakefield plc (a) (b)	2,484	50,947
Henderson Land Development Co., Ltd.	17,000	70,576
Hongkong Land Holdings, Ltd.	19,600	95,612
Mitsui Fudosan Co., Ltd.	12,500	267,437
Newmark Group, Inc. - Class A	8,598	136,880
Sagax AB - Class B	9,550	288,898
Sun Hung Kai Properties, Ltd.	16,500	196,551
Vonovia SE	4,443	207,742
Wharf Real Estate Investment Co., Ltd.	28,000	138,366

		2,013,142

BHFTI-340

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—0.9%
ArcBest Corp. (b)	743	$59,811
Canadian National Railway Co.	11,692	1,568,411
Canadian Pacific Railway, Ltd. (b)	15,377	1,269,127
CSX Corp.	18,087	677,358
Norfolk Southern Corp.	2,209	630,051
Odakyu Electric Railway Co., Ltd. (b)	10,600	176,011
Old Dominion Freight Line, Inc. (b)	1,082	323,172
Uber Technologies, Inc. (a)	25,144	897,138
Union Pacific Corp. (b)	19,524	5,334,152
XPO Logistics, Inc. (a) (b)	11,426	831,813

		11,767,044

Semiconductors & Semiconductor Equipment—2.8%
Advanced Micro Devices, Inc. (a)	22,817	2,494,811
Amkor Technology, Inc. (b)	1,825	39,639
Analog Devices, Inc. (b)	6,716	1,109,349
Applied Materials, Inc.	10,438	1,375,728
ASM International NV	521	188,863
ASML Holding NV	3,199	2,133,731
Axcelis Technologies, Inc. (a)	829	62,614
BE Semiconductor Industries NV	2,557	217,670
Broadcom, Inc.	4,282	2,696,290
Canadian Solar, Inc. (a)	869	30,728
DB HiTek Co., Ltd.	1,042	63,878
Enphase Energy, Inc. (a)	2,617	528,058
First Solar, Inc. (a) (b)	10,642	891,161
Infineon Technologies AG	12,229	417,784
Intel Corp.	20,176	999,923
KLA Corp.	3,036	1,111,358
Kulicke & Soffa Industries, Inc.	2,354	131,871
Lam Research Corp.	3,915	2,104,743
Lasertec Corp.	600	100,874
Marvell Technology, Inc.	13,354	957,615
MediaTek, Inc.	3,000	93,537
Microchip Technology, Inc.	10,728	806,102
Micron Technology, Inc.	14,454	1,125,822
NVIDIA Corp.	25,199	6,875,799
NXP Semiconductors NV	3,994	739,210
Parade Technologies, Ltd.	2,000	125,013
Power Integrations, Inc. (b)	1,345	124,655
Qorvo, Inc. (a)	1,392	172,747
QUALCOMM, Inc.	13,584	2,075,907
Renesas Electronics Corp. (a)	5,700	65,956
SCREEN Holdings Co., Ltd.	600	59,904
Shinko Electric Industries Co., Ltd.	1,600	75,554
Silergy Corp.	1,000	117,787
SK Hynix, Inc.	877	83,949
Skyworks Solutions, Inc.	3,837	511,395
SolarEdge Technologies, Inc. (a) (b)	1,073	345,903
Synaptics, Inc. (a)	601	119,899
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,890	301,311
Texas Instruments, Inc. (b)	27,795	5,099,827
Tokyo Electron, Ltd.	1,800	924,254
Tokyo Seimitsu Co., Ltd.	1,700	67,504

		37,568,723

Software—3.9%
Adobe, Inc. (a)	8,039	3,662,729
Autodesk, Inc. (a)	2,585	554,095
Bill.com Holdings, Inc. (a) (b)	599	135,847
Black Knight, Inc. (a)	2,984	173,042
Blackberry, Ltd. (a) (b)	9,574	70,992
Check Point Software Technologies, Ltd. (a)	5,293	731,810
Constellation Software, Inc.	703	1,201,705
Crowdstrike Holdings, Inc. - Class A (a)	7,197	1,634,295
Datadog, Inc. - Class A (a)	2,027	307,030
DocuSign, Inc. (a)	1,737	186,067
Dropbox, Inc. - Class A (a)	6,092	141,639
Fortinet, Inc. (a)	2,016	688,948
HubSpot, Inc. (a) (b)	526	249,818
Intuit, Inc.	5,634	2,709,053
Microsoft Corp.	98,899	30,491,551
Nice, Ltd. (ADR) (a) (b)	1,068	233,892
NortonLifeLock, Inc. (b)	6,203	164,504
Oracle Corp.	26,891	2,224,692
Oracle Corp. Japan	1,500	104,168
Palantir Technologies, Inc. - Class A (a)	10,555	144,920
Palo Alto Networks, Inc. (a) (b)	1,285	799,925
Progress Software Corp. (b)	1,383	65,125
Qualys, Inc. (a)	977	139,135
RingCentral, Inc. - Class A (a)	739	86,618
Salesforce.com, Inc. (a)	9,872	2,096,023
SAP SE	5,576	622,188
ServiceNow, Inc. (a)	1,159	645,435
Splunk, Inc. (a)	1,455	216,228
SS&C Technologies Holdings, Inc.	4,036	302,781
Trade Desk, Inc. (The) - Class A (a)	3,219	222,916
Workday, Inc. - Class A (a)	2,098	502,387
Zoom Video Communications, Inc. - Class A (a)	1,311	153,689
Zscaler, Inc. (a)	1,570	378,810

		52,042,057

Specialty Retail—1.1%
American Eagle Outfitters, Inc. (b)	3,996	67,133
AutoNation, Inc. (a)	1,402	139,611
AutoZone, Inc. (a) (b)	686	1,402,582
Burlington Stores, Inc. (a) (b)	4,059	739,428
Carvana Co. (a) (b)	639	76,226
Fast Retailing Co., Ltd.	600	308,236
Floor & Decor Holdings, Inc. - Class A (a) (b)	8,945	724,545
Group 1 Automotive, Inc. (b)	385	64,615
H & M Hennes & Mauritz AB - B Shares (b)	6,358	84,909
Hibbett Sports, Inc.	630	27,934
Home Depot, Inc. (The)	15,250	4,564,783
Industria de Diseno Textil S.A.	12,058	262,368
Lithia Motors, Inc. (b)	152	45,618
Lowe’s Cos., Inc.	4,055	819,880
O’Reilly Automotive, Inc. (a)	3,473	2,378,866
Pets at Home Group plc	15,624	73,934
Ross Stores, Inc.	3,388	306,479
Signet Jewelers, Ltd. (b)	1,078	78,371
TJX Cos., Inc. (The)	9,719	588,777
Tractor Supply Co.	6,640	1,549,577

		14,303,872

BHFTI-341

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Technology Hardware, Storage & Peripherals—2.6%
Apple, Inc.	186,006	$32,478,508
FUJIFILM Holdings Corp.	900	55,059
Hewlett Packard Enterprise Co.	15,808	264,152
HP, Inc. (b)	23,986	870,692
NetApp, Inc.	5,573	462,559
Seagate Technology Holdings plc	6,336	569,606
Western Digital Corp. (a)	3,386	168,115

		34,868,691

Textiles, Apparel & Luxury Goods—0.7%
Adidas AG	1,245	290,728
Cie Financiere Richemont S.A. - Class A	3,881	492,299
Crocs, Inc. (a)	3,716	283,902
Deckers Outdoor Corp. (a) (b)	3,495	956,826
EssilorLuxottica S.A. (b)	2,871	524,087
Hanesbrands, Inc. (b)	6,045	90,010
Kering S.A.	623	393,548
Lululemon Athletica, Inc. (a)	4,242	1,549,306
LVMH Moet Hennessy Louis Vuitton SE	1,620	1,153,553
Moncler S.p.A.	2,868	159,718
NIKE, Inc. - Class B (b)	19,367	2,606,023
Pandora A/S	1,601	151,470
Tapestry, Inc. (b)	2,147	79,761
VF Corp.	3,386	192,528

		8,923,759

Thrifts & Mortgage Finance—0.0%
Essent Group, Ltd.	2,574	106,075
MGIC Investment Corp.	7,230	97,967
NMI Holdings, Inc. - Class A (a) (b)	2,170	44,745
Radian Group, Inc.	6,172	137,080

		385,867

Tobacco—0.2%
Altria Group, Inc.	12,360	645,810
British American Tobacco plc	15,293	639,651
Imperial Brands plc	11,578	243,787
Philip Morris International, Inc.	8,539	802,154
Swedish Match AB	30,010	225,736

		2,557,138

Trading Companies & Distributors—0.4%
Air Lease Corp.	1,300	58,045
Ashtead Group plc	7,834	493,841
Boise Cascade Co. (b)	1,519	105,525
Fastenal Co. (b)	11,621	690,287
Ferguson plc	2,949	400,297
Herc Holdings, Inc.	581	97,079
ITOCHU Corp.	9,000	305,298
Marubeni Corp.	16,500	192,498
Mitsui & Co., Ltd.	34,700	945,218
Rexel S.A.	5,416	115,377
Sumitomo Corp. (b)	28,700	497,670
Toromont Industries, Ltd.	3,497	331,504
Toyota Tsusho Corp.	2,100	86,408

Trading Companies & Distributors—(Continued)
Triton International, Ltd.	1,536	107,797
WESCO International, Inc. (a)	508	66,111
WW Grainger, Inc.	1,663	857,759

		5,350,714

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	751	121,084

Water Utilities—0.0%
American Water Works Co., Inc.	3,648	603,853

Wireless Telecommunication Services—0.2%
KDDI Corp. (b)	39,700	1,303,998
SoftBank Group Corp.	10,300	463,264
T-Mobile U.S., Inc. (a) (b)	2,923	375,167
Vodacom Group, Ltd.	21,308	232,865
Vodafone Group plc	182,019	298,633

		2,673,927

Total Common Stocks (Cost $582,635,624)		698,692,893

Corporate Bonds & Notes—36.4%

Aerospace/Defense—0.3%
Boeing Co. (The) 2.196%, 02/04/26	4,301,000	4,066,236

Agriculture—0.3%
Altria Group, Inc. 5.800%, 02/14/39 (b)	1,171,000	1,262,106
BAT Capital Corp. 4.390%, 08/15/37 (b)	1,303,000	1,211,682
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31 (b)	1,865,000	1,715,686

		4,189,474

Auto Manufacturers—0.5%
Ford Motor Credit Co. LLC 2.700%, 08/10/26 (b)	3,043,000	2,830,021
General Motors Co. 6.125%, 10/01/25	3,125,000	3,354,754

		6,184,775

Auto Parts & Equipment—0.0%
Aptiv plc 3.250%, 03/01/32 (b)	609,000	577,209

Banks—8.8%
Banco Santander S.A. 2.749%, 12/03/30 (b)	2,200,000	1,936,209
Bank of America Corp. 1.898%, SOFR + 1.530%, 07/23/31 (b) (c)	2,914,000	2,544,712
2.884%, 3M LIBOR + 1.190%, 10/22/30 (b) (c)	12,460,000	11,815,596
4.375%, 5Y H15 + 2.760%, 01/27/27 (b) (c)	6,776,000	6,368,085

BHFTI-342

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (b) (c)	5,646,000	$5,113,413
BPCE S.A. 2.277%, SOFR + 1.312%, 01/20/32 (144A) (b) (c)	2,741,000	2,406,973
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (c)	10,854,000	10,056,138
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (b) (c)	1,000,000	894,396
2.593%, SOFR + 1.560%, 09/11/25 (144A) (b) (c)	2,281,000	2,203,468
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b) (c)	2,800,000	2,525,312
4.550%, 04/17/26	545,000	554,415
Deutsche Bank AG 2.311%, SOFR + 1.219%, 11/16/27 (c)	2,642,000	2,421,172
3.742%, SOFR + 2.257%, 01/07/33 (b) (c)	1,959,000	1,731,365
Goldman Sachs Group, Inc. (The) 1.948%, SOFR + 0.913%, 10/21/27 (b) (c)	6,856,000	6,371,615
JPMorgan Chase & Co. 2.956%, SOFR + 2.515%, 05/13/31 (c)	550,000	514,633
JPMorgan Chase & Co. 1.578%, SOFR + 0.885%, 04/22/27 (c)	2,000,000	1,862,756
1.953%, SOFR + 1.065%, 02/04/32 (c)	1,902,000	1,666,157
3.650%, 5Y H15 + 2.850%, 06/01/26 (b) (c)	3,063,000	2,863,905
Lloyds Banking Group plc 2.438%, 1Y H15 + 1.000%, 02/05/26 (b) (c)	2,107,000	2,031,767
3.750%, 1Y H15 + 1.800%, 03/18/28 (c)	1,503,000	1,498,601
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (b) (c)	1,654,000	1,654,000
Manufacturers & Traders Trust Co. 3.400%, 08/17/27 (b)	4,596,000	4,580,581
Morgan Stanley 2.699%, SOFR + 1.143%, 01/22/31 (c)	4,389,000	4,118,490
4.350%, 09/08/26	2,373,000	2,444,133
NatWest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (b) (c)	2,333,000	2,239,405
4.800%, 04/05/26	1,708,000	1,765,745
Santander Holdings USA, Inc. 3.500%, 06/07/24	1,742,000	1,746,709
Santander UK Group Holdings plc 1.532%, 1Y H15 + 1.250%, 08/21/26 (c)	1,154,000	1,060,800
Societe Generale S.A. 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (c)	1,538,000	1,385,846
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (c)	1,449,000	1,356,115
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (b) (c)	10,078,000	9,901,635
UBS Group AG 1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (c)	1,424,000	1,308,224
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (c)	1,378,000	1,324,549
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (c)	2,487,000	2,241,736
Wells Fargo & Co. 3.196%, 3M LIBOR + 1.170%, 06/17/27 (c)	8,411,000	8,300,229
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	3,700,000	3,595,818
3.900%, 5Y H15 + 3.453%, 03/15/26 (b) (c)	1,184,000	1,134,923

		117,539,626

Beverages—1.0%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48 (b)	9,294,000	9,728,952
Coca-Cola Co. (The) 2.875%, 05/05/41 (b)	2,880,000	2,659,577
JDE Peet’s NV 2.250%, 09/24/31 (144A)	1,519,000	1,320,650

		13,709,179

Building Materials—0.2%
Carrier Global Corp. 2.700%, 02/15/31 (b)	2,000,000	1,866,303
Masco Corp. 1.500%, 02/15/28 (b)	500,000	440,044

		2,306,347

Chemicals—0.2%
Sherwin-Williams Co. (The) 3.450%, 06/01/27 (b)	1,305,000	1,307,898
Westlake Corp. 3.375%, 06/15/30	1,131,000	1,101,818

		2,409,716

Commercial Services—0.7%
Moody’s Corp. 3.250%, 05/20/50	2,800,000	2,503,363
Quanta Services, Inc. 2.900%, 10/01/30	2,358,000	2,181,658
S&P Global, Inc. 2.500%, 12/01/29	1,098,000	1,040,603
3.700%, 03/01/52 (144A) (b)	2,477,000	2,511,475
Transurban Finance Co. Pty, Ltd. 2.450%, 03/16/31 (144A) (b)	1,116,000	989,538

		9,226,637

Cosmetics/Personal Care—0.4%
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/27 (144A)	5,594,000	5,593,927

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26 (b)	1,118,000	1,025,709
3.000%, 10/29/28	3,194,000	2,945,466
Capital One Financial Corp. 2.618%, SOFR + 1.265%, 11/02/32 (b) (c)	334,000	300,754
Discover Financial Services 4.500%, 01/30/26 (b)	2,627,000	2,706,407
MasterCard, Inc. 3.850%, 03/26/50	2,750,000	2,905,374

		9,883,710

Electric—2.2%
AES Corp. (The) 1.375%, 01/15/26 (b)	928,000	853,362
3.300%, 07/15/25 (144A)	2,086,000	2,046,575

BHFTI-343

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Berkshire Hathaway Energy Co. 3.700%, 07/15/30 (b)	2,000,000	$2,054,378
3.800%, 07/15/48	2,636,000	2,604,058
6.500%, 09/15/37	345,000	436,513
Centerpoint Energy Houston Electric LLC 2.900%, 07/01/50 (b)	2,897,000	2,574,095
Duke Energy Carolinas LLC 3.550%, 03/15/52 (b)	732,000	723,111
Duke Energy Corp. 3.300%, 06/15/41 (b)	130,000	117,704
Eversource Energy 1.650%, 08/15/30 (b)	2,007,000	1,729,030
Exelon Corp. 4.700%, 04/15/50 (b)	2,811,000	3,091,461
NextEra Energy Capital Holdings, Inc. 2.440%, 01/15/32 (b)	1,243,000	1,136,634
NRG Energy, Inc. 2.450%, 12/02/27 (144A) (b)	2,705,000	2,494,831
Pacific Gas and Electric Co. 3.150%, 01/01/26 (b)	1,000,000	962,860
3.300%, 08/01/40 (b)	3,059,000	2,503,506
PG&E Energy Recovery Funding LLC 2.280%, 01/15/36	1,624,000	1,430,920
2.822%, 07/15/46	2,151,000	1,924,035
Sempra Energy 3.800%, 02/01/38	2,000,000	1,961,480
Southern California Edison Co. 4.200%, 03/01/29 (b)	500,000	517,251
5.500%, 03/15/40	335,000	376,718

		29,538,522

Electronics—0.5%
Amphenol Corp. 2.200%, 09/15/31	868,000	771,907
2.800%, 02/15/30 (b)	5,764,000	5,464,915

		6,236,822

Entertainment—0.3%
Magallanes, Inc. 5.050%, 03/15/42 (144A)	1,938,000	1,976,819
5.141%, 03/15/52 (144A) (b)	1,124,000	1,149,958
5.391%, 03/15/62 (144A)	1,468,000	1,516,559

		4,643,336

Environmental Control—0.1%
Republic Services, Inc. 1.450%, 02/15/31 (b)	1,000,000	849,443

Food—0.1%
Flowers Foods, Inc. 2.400%, 03/15/31 (b)	1,803,000	1,617,421

Gas—0.2%
NiSource, Inc. 1.700%, 02/15/31 (b)	3,751,000	3,181,737

Hand/Machine Tools—0.2%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (b) (c)	2,255,000	2,231,841

Healthcare-Products—0.6%
Baxter International, Inc. 2.539%, 02/01/32 (144A) (b)	3,627,000	3,311,953
Danaher Corp. 2.800%, 12/10/51 (b)	1,090,000	926,212
DH Europe Finance II Sarl 3.400%, 11/15/49	3,427,000	3,258,725

		7,496,890

Healthcare-Services—0.3%
HCA, Inc. 2.375%, 07/15/31 (b)	3,007,000	2,687,378
4.625%, 03/15/52 (144A)	1,220,000	1,229,480

		3,916,858

Home Furnishings—0.1%
Whirlpool Corp. 4.500%, 06/01/46 (b)	1,605,000	1,647,010

Insurance—1.2%
Corebridge Financial, Inc. 3.500%, 04/04/25 (144A)	3,028,000	3,025,608
Hartford Financial Services Group, Inc. (The) 2.900%, 09/15/51 (b)	1,285,000	1,056,631
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,376,728
Progressive Corp. (The) 3.700%, 03/15/52	3,916,000	3,938,063
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (b) (c)	1,870,000	1,804,550
Prudential plc 3.625%, 03/24/32	5,280,000	5,217,488

		16,419,068

Internet—0.3%
Amazon.com, Inc. 2.500%, 06/03/50 (b)	3,760,000	3,139,078
Expedia Group, Inc. 2.950%, 03/15/31 (b)	411,000	380,523
4.625%, 08/01/27 (b)	652,000	677,263

		4,196,864

Iron/Steel—0.3%
Nucor Corp. 3.850%, 04/01/52 (b)	3,902,000	3,895,335

Lodging—0.4%
Las Vegas Sands Corp. 3.200%, 08/08/24	4,495,000	4,291,334

BHFTI-344

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Marriott International, Inc. 2.750%, 10/15/33 (b)	735,000	$648,654

		4,939,988

Machinery-Diversified—0.3%
Otis Worldwide Corp. 2.565%, 02/15/30 (b)	2,268,000	2,119,655
3.112%, 02/15/40 (b)	650,000	572,052
Xylem, Inc. 2.250%, 01/30/31 (b)	1,835,000	1,666,802

		4,358,509

Media—0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.700%, 04/01/51	6,000,000	4,944,591
Comcast Corp. 3.400%, 04/01/30 (b)	2,250,000	2,279,359
Discovery Communications LLC 3.625%, 05/15/30 (b)	1,525,000	1,481,230
4.125%, 05/15/29 (b)	2,621,000	2,644,535

		11,349,715

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43 (b)	2,247,000	2,738,179

Miscellaneous Manufacturing—0.2%
GE Capital International Funding Co. 4.418%, 11/15/35 (b)	2,546,000	2,733,866

Oil & Gas—2.2%
BP Capital Markets plc 4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	982,000	987,401
Canadian Natural Resources, Ltd. 2.950%, 07/15/30 (b)	2,106,000	2,002,506
4.950%, 06/01/47 (b)	2,159,000	2,388,737
Cenovus Energy, Inc. 2.650%, 01/15/32 (b)	855,000	774,355
Continental Resources, Inc. 2.875%, 04/01/32 (144A) (b)	2,394,000	2,134,850
4.375%, 01/15/28 (b)	1,596,000	1,618,025
5.750%, 01/15/31 (144A)	507,000	554,557
Devon Energy Corp. 5.850%, 12/15/25	1,595,000	1,726,188
Diamondback Energy, Inc. 3.125%, 03/24/31 (b)	2,336,000	2,231,000
4.250%, 03/15/52 (b)	2,717,000	2,685,326
EOG Resources, Inc. 4.375%, 04/15/30 (b)	1,145,000	1,239,698
EQT Corp. 6.625%, 02/01/25 (b)	4,160,000	4,394,062
Hess Corp. 4.300%, 04/01/27 (b)	409,000	419,668

Oil & Gas—(Continued)
Marathon Petroleum Corp. 4.500%, 04/01/48 (b)	2,723,000	2,729,830
Occidental Petroleum Corp. 3.200%, 08/15/26 (b)	1,493,000	1,466,873
Valero Energy Corp. 4.000%, 04/01/29 (b)	1,705,000	1,739,042

		29,092,118

Packaging & Containers—0.3%
Berry Global, Inc. 1.650%, 01/15/27 (b)	1,986,000	1,809,020
CCL Industries, Inc. 3.050%, 06/01/30 (144A)	1,885,000	1,769,729

		3,578,749

Pharmaceuticals—1.0%
AbbVie, Inc. 4.250%, 11/21/49 (b)	5,700,000	5,914,986
Becton Dickinson & Co. 2.823%, 05/20/30 (b)	1,581,000	1,504,238
Cigna Corp. 3.400%, 03/01/27	1,000,000	1,009,243
CVS Health Corp. 2.700%, 08/21/40 (b)	5,167,000	4,405,384
5.050%, 03/25/48	142,000	160,814

		12,994,665

Pipelines—2.2%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (b)	8,126,000	8,100,646
Energy Transfer L.P. 4.050%, 03/15/25 (b)	1,531,000	1,552,702
4.400%, 03/15/27 (b)	744,000	756,420
4.950%, 05/15/28 (b)	1,098,000	1,137,142
Kinder Morgan Energy Partners L.P. 5.800%, 03/15/35 (b)	311,000	354,573
6.950%, 01/15/38	1,655,000	2,069,676
Kinder Morgan, Inc. 2.000%, 02/15/31 (b)	1,188,000	1,038,780
MPLX L.P. 4.500%, 04/15/38 (b)	2,817,000	2,878,267
4.950%, 03/14/52 (b)	4,864,000	5,063,809
ONEOK, Inc. 4.350%, 03/15/29	903,000	922,019
Plains All American Pipeline L.P. / PAA Finance Corp. 3.550%, 12/15/29	1,391,000	1,344,264
3.800%, 09/15/30 (b)	1,084,000	1,063,275
Targa Resources Corp. 4.200%, 02/01/33	2,537,000	2,560,148

		28,841,721

Real Estate Investment Trusts—4.3%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33	2,419,000	2,045,972
2.950%, 03/15/34 (b)	187,000	175,928

BHFTI-345

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp. 2.100%, 06/15/30	6,606,000	$5,761,156
3.800%, 08/15/29	1,413,000	1,406,123
Boston Properties L.P. 3.250%, 01/30/31 (b)	4,160,000	4,023,247
3.400%, 06/21/29	1,000,000	991,300
4.500%, 12/01/28 (b)	2,671,000	2,817,039
Crown Castle International Corp. 2.250%, 01/15/31 (b)	7,852,000	6,920,631
3.700%, 06/15/26 (b)	1,312,000	1,320,316
Digital Realty Trust L.P. 3.600%, 07/01/29 (b)	2,306,000	2,295,550
3.700%, 08/15/27 (b)	6,240,000	6,278,119
Duke Realty L.P. 1.750%, 07/01/30 (b)	2,484,000	2,172,395
Equinix, Inc. 2.150%, 07/15/30 (b)	7,581,000	6,634,639
Essex Portfolio L.P. 2.650%, 03/15/32 (b)	3,000,000	2,744,129
Highwoods Realty L.P. 4.200%, 04/15/29	1,424,000	1,452,083
Kimco Realty Corp. 2.700%, 10/01/30	2,122,000	1,987,927
Mid-America Apartments L.P. 2.750%, 03/15/30	2,000,000	1,909,510
4.200%, 06/15/28	360,000	371,695
Piedmont Operating Partnership L.P. 3.150%, 08/15/30 (b)	1,863,000	1,741,580
Welltower, Inc. 2.050%, 01/15/29 (b)	4,419,000	4,021,292

		57,070,631

Retail—0.8%
Home Depot, Inc. (The) 3.350%, 04/15/50	3,000,000	2,826,647
Lowe’s Cos., Inc. 3.350%, 04/01/27 (b)	615,000	618,596
McDonald’s Corp. 3.600%, 07/01/30 (b)	2,145,000	2,184,395
Ross Stores, Inc. 1.875%, 04/15/31 (b)	1,390,000	1,208,487
Starbucks Corp. 3.500%, 11/15/50 (b)	2,369,000	2,201,206
Tractor Supply Co. 1.750%, 11/01/30	1,350,000	1,159,609

		10,198,940

Savings & Loans—0.1%
Nationwide Building Society 2.972%, SOFR + 1.290%, 02/16/28 (144A) (b) (c)	1,314,000	1,250,035

Semiconductors—1.1%
Broadcom, Inc. 2.600%, 02/15/33 (144A)	3,032,000	2,632,272
Intel Corp. 2.800%, 08/12/41 (b)	1,782,000	1,573,329

Semiconductors—(Continued)
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.400%, 05/01/30 (144A) (b)	3,444,000	3,338,118
3.875%, 06/18/26 (144A) (b)	2,000,000	2,006,426
QUALCOMM, Inc. 1.650%, 05/20/32 (b)	6,000,000	5,202,210

		14,752,355

Software—0.4%
Oracle Corp. 3.600%, 04/01/50 (b)	1,087,000	901,517
salesforce.com, Inc. 2.700%, 07/15/41 (b)	500,000	442,496
VMware, Inc. 2.200%, 08/15/31 (b)	4,864,000	4,282,425

		5,626,438

Telecommunications—2.6%
AT&T, Inc. 3.500%, 06/01/41 (b)	9,197,000	8,467,862
3.500%, 09/15/53 (b)	1,005,000	881,831
4.850%, 03/01/39	2,000,000	2,176,643
Rogers Communications, Inc. 3.700%, 11/15/49 (b)	1,600,000	1,422,916
4.550%, 03/15/52 (144A) (b)	10,591,000	10,529,130
T-Mobile USA, Inc. 3.500%, 04/15/31 (b)	722,000	679,387
3.875%, 04/15/30	7,435,000	7,463,544
Telefonica Emisiones S.A. 5.213%, 03/08/47	1,000,000	1,071,654
Verizon Communications, Inc. 3.550%, 03/22/51 (b)	2,466,000	2,317,292

		35,010,259

Total Corporate Bonds & Notes (Cost $521,772,728)		486,094,151

Mutual Funds—3.3%

Investment Company Securities—3.3%
iShares Global Clean Energy ETF	65,749	1,414,918
iShares GSCI Commodity Dynamic Roll Strategy ETF	299,000	11,974,950
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	602,923	13,704,440
VanEck Gold Miners ETF	75,209	2,884,265
Vanguard High Dividend Yield ETF (b)	123,035	13,810,679

Total Mutual Funds (Cost $42,199,514)		43,789,252

Preferred Stocks—0.1%

Automobiles—0.0%
Volkswagen AG	3,055	528,259

Health Care Equipment & Supplies—0.0%
Sartorius AG	632	280,677

BHFTI-346

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Household Products—0.1%
Henkel AG & Co. KGaA	10,014	$670,658

Water Utilities—0.0%
Cia de Saneamento do Parana	46,600	40,130

Total Preferred Stocks (Cost $1,834,637)		1,519,724

Short-Term Investments—4.7%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $19,841,680; collateralized by U.S. Treasury Note at 1.000%, maturing 12/15/24, with a market value of $20,238,586.	19,841,680	19,841,680

U.S. Treasury—3.2%
U.S. Treasury Bills 0.161%, 04/21/22 (d)	7,000,000	6,999,524
0.317%, 05/26/22 (d)	17,065,600	17,058,104
0.779%, 09/08/22 (d)	19,500,000	19,420,570

		43,478,198

Total Short-Term Investments (Cost $63,331,595)		63,319,878

Securities Lending Reinvestments (e)—17.5%

Certificates of Deposit—2.8%
Bank of Nova Scotia 0.320%, 06/07/22	5,000,000	4,995,920
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (c)	4,000,000	4,000,000
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (c)	2,000,000	1,996,310
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (c)	4,000,000	3,994,904
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (c)	4,000,000	3,999,992
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	800,000	799,864
0.720%, SOFR + 0.440%, 09/26/22 (c)	4,000,000	4,000,797
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (c)	3,000,000	2,992,986
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (c)	3,000,000	2,997,550
Sumitomo Mitsui Banking Corp. 0.720%, SOFR + 0.450%, 09/06/22 (c)	4,000,000	3,999,720
Toronto-Dominion Bank (The) 0.820%, FEDEFF PRV + 0.490%, 12/23/22 (c)	4,000,000	3,998,816

		37,776,859

Commercial Paper—0.7%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (c)	3,000,000	3,001,197
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (c)	3,000,000	2,997,693
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (c)	3,000,000	2,996,973

		8,995,863

Repurchase Agreements—12.2%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $4,002,333; collateralized by various Common Stock with an aggregate market value of $4,445,827.	4,000,000	4,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $800,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $846,736.	800,000	800,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,200,700; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $1,262,268.	1,200,000	1,200,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $10,000,081; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $4,500,038; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $4,590,001.	4,500,000	4,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $14,551,061; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $14,842,072.	14,550,956	14,550,956
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000

BHFTI-347

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $20,001,244; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $20,411,378.	20,000,000	$20,000,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $10,600,928; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $11,721,466.	10,600,000	10,600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $25,000,306; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $27,759,414.	25,000,000	25,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,500,141; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,665,565.	1,500,000	1,500,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $24,050,241; collateralized by various Common Stock with an aggregate market value of $26,724,430.	24,050,000	24,050,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $6,900,073; collateralized by various Common Stock with an aggregate market value of $7,667,300.	6,900,000	6,900,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $14,800,169; collateralized by various Common Stock with an aggregate market value of $16,447,088.	14,800,000	14,800,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $3,400,278; collateralized by various Common Stock with an aggregate market value of $3,778,385.	3,400,000	3,400,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $16,300,181; collateralized by various Common Stock with an aggregate market value of $18,563,240.	16,300,000	16,300,000

		162,600,956

Time Deposits—1.4%
Australia New Zealand Banking Group, Ltd 0.310%, 04/01/22	5,000,000	5,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	4,000,000	4,000,000

Time Deposits—(Continued)
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	5,000,000	5,000,000
Skandi (NY) 0.300%, 04/01/22	5,000,000	5,000,000

		19,000,000

Mutual Funds—0.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (f)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $233,400,911)		233,373,678

Total Investments—114.3% (Cost $1,445,175,009)		1,526,789,576
Other assets and liabilities (net)—(14.3)%		(190,680,832)

Net Assets—100.0%		$1,336,108,744

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $252,844,162 and the collateral received consisted of cash in the amount of $233,400,329 and non-cash collateral with a value of $28,820,532. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $73,519,250, which is 5.5% of net assets.

BHFTI-348

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	36,231,000	UBSA	04/26/22	USD	27,023,362	$95,292
BRL	37,178,000	UBSA	04/04/22	USD	7,663,987	144,795
BRL	37,178,000	UBSA	04/04/22	USD	7,847,102	(38,320)
CHF	4,366,000	UBSA	04/26/22	USD	4,677,332	51,001
COP	24,806,837,000	UBSA	04/13/22	USD	6,498,274	68,335
CZK	153,224,000	MSIP	04/26/22	USD	6,829,040	96,612
DKK	9,189,000	UBSA	04/26/22	USD	1,364,275	3,170
EUR	16,819,103	MSIP	04/26/22	USD	18,512,448	105,634
IDR	102,420,096,000	UBSA	04/13/22	USD	7,098,704	29,794
ILS	7,890,500	UBSA	04/26/22	USD	2,449,559	23,940
ILS	7,890,500	UBSA	04/26/22	USD	2,448,315	25,185
INR	414,600,000	JPMC	04/13/22	USD	5,413,593	52,976
JPY	2,892,627,344	UBSA	04/26/22	USD	23,900,717	(130,569)
MXN	139,986,000	UBSA	04/26/22	USD	6,871,184	139,757
MYR	58,391,000	GSI	04/13/22	USD	13,982,519	(99,705)
NZD	8,599,000	UBSA	04/26/22	USD	5,978,833	(21,215)
PHP	256,554,000	MSIP	04/13/22	USD	4,911,064	44,777
PHP	355,348,000	MSIP	04/13/22	USD	6,821,154	43,087
PLN	25,499,000	UBSA	04/26/22	USD	5,979,322	76,846
SEK	42,203,000	JPMC	04/26/22	USD	4,474,556	15,747
SGD	5,306,500	MSIP	04/26/22	USD	3,897,912	16,923
SGD	5,306,500	UBSA	04/26/22	USD	3,901,219	13,616
THB	218,657,000	JPMC	04/26/22	USD	6,495,530	81,097
TWD	139,653,000	MSIP	04/13/22	USD	4,850,747	23,363
ZAR	32,752,170	MSIP	04/26/22	USD	2,231,181	3,917
ZAR	16,457,965	UBSA	04/26/22	USD	1,128,054	(4,917)
ZAR	16,624,208	UBSA	04/26/22	USD	1,138,312	(3,830)
ZAR	33,414,657	UBSA	04/26/22	USD	2,294,263	(13,955)

Contracts to Deliver
BRL	37,178,000	UBSA	04/04/22	USD	7,191,103	(617,679)
BRL	37,178,000	UBSA	04/04/22	USD	7,847,102	38,320
BRL	37,178,000	UBSA	05/03/22	USD	7,605,040	(141,306)
CAD	2,666,000	MSIP	04/26/22	USD	2,118,619	(13,674)
CLP	10,454,028,000	JPMC	04/13/22	USD	12,876,004	(390,755)
GBP	586,022	MSIP	04/26/22	USD	775,177	5,463
GBP	341,427	MSIP	04/26/22	USD	449,405	956
GBP	242,222	MSIP	04/26/22	USD	319,543	1,395
GBP	239,878	MSIP	04/26/22	USD	316,635	1,565
GBP	218,290	UBSA	04/26/22	USD	288,349	1,635
GBP	3,055,800	MSIP	05/11/22	USD	4,036,306	22,915
ILS	3,486,000	UBSA	04/26/22	USD	1,085,347	(7,438)
INR	509,614,000	MSIP	04/13/22	USD	6,661,621	(57,723)
JPY	596,767,000	UBSA	04/26/22	USD	4,849,513	(54,416)
KRW	7,888,141,000	UBSA	04/13/22	USD	6,483,333	(23,459)
NZD	3,987,112	JPMC	04/26/22	USD	2,767,973	5,595
NZD	3,987,112	UBSA	04/26/22	USD	2,761,645	(733)
NZD	3,086,000	UBSA	04/26/22	USD	2,144,110	6,046
NZD	2,962,560	UBSA	04/26/22	USD	2,055,720	3,179
NZD	1,407,216	UBSA	04/26/22	USD	977,230	2,273
SGD	10,613,000	UBSA	04/26/22	USD	7,812,442	(17,227)
TWD	268,333,000	GSI	04/13/22	USD	9,544,122	178,877
ZAR	187,774,000	UBSA	04/26/22	USD	12,620,404	(193,810)

BHFTI-349

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	519,086	JPMC	04/26/22	AUD	553,000	$1,253
CZK	300,991,000	UBSA	04/26/22	EUR	12,147,696	157,632

Net Unrealized Depreciation						$(247,763)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	06/17/22	941	EUR	35,974,430	$1,937,249
FTSE 100 Index Futures	06/17/22	43	GBP	3,218,980	215,287
MSCI Emerging Markets Index Mini Futures	06/17/22	152	USD	8,553,800	288,191
Nikkei 225 Index Futures	06/09/22	45	JPY	1,252,350,000	1,175,293
Russell 2000 Index E-Mini Futures	06/17/22	132	USD	13,638,240	537,689
S&P 500 Index E-Mini Futures	06/17/22	85	USD	19,255,688	1,014,895
S&P Energy Select Sector E-Mini Futures	06/17/22	36	USD	2,869,560	(12,141)
S&P TSX 60 Index Futures	06/16/22	65	CAD	17,122,300	251,436
TOPIX Index Futures	06/09/22	82	JPY	1,596,130,000	1,337,424
U.S. Treasury Long Bond Futures	06/21/22	318	USD	47,719,875	(1,268,304)
U.S. Treasury Note 10 Year Futures	06/21/22	23	USD	2,826,125	(76,946)
U.S. Treasury Note 2 Year Futures	06/30/22	279	USD	59,126,203	(784,297)
U.S. Treasury Note 5 Year Futures	06/30/22	125	USD	14,335,938	(88,601)
U.S. Treasury Ultra Long Bond Futures	06/21/22	71	USD	12,575,875	(488,242)
United Kingdom Long Gilt Bond Futures	06/28/22	209	GBP	25,337,070	(452,046)

Futures Contracts—Short
Euro Stoxx 50 Index Futures	06/17/22	(623)	EUR	(23,817,290)	(302,395)
FTSE 100 Index Futures	06/17/22	(421)	GBP	(31,516,060)	(470,568)
S&P 500 Index E-Mini Futures	06/17/22	(900)	USD	(203,883,750)	(9,274,610)
TOPIX Index Futures	06/09/22	(222)	JPY	(4,321,230,000)	(1,402,845)
U.S. Treasury Note 10 Year Futures	06/21/22	(2,193)	USD	(269,464,875)	6,866,970
U.S. Treasury Note 2 Year Futures	06/30/22	(399)	USD	(84,556,829)	1,006,225
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(584)	USD	(79,113,750)	2,576,808

Net Unrealized Appreciation					$2,586,472

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	12M SOFR	Annually	1.550%	Annually	01/23/32	USD	424,000,000	$(21,305,618)	$—	$(21,305,618)

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

BHFTI-350

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(ADR)—	American Depositary Receipt
(DAC)—	Designated Activity Company
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$4,533,328	$1,048,298	$—	$5,581,626
Air Freight & Logistics	2,860,173	688,762	—	3,548,935
Airlines	459,282	—	—	459,282
Auto Components	1,012,249	481,619	—	1,493,868
Automobiles	9,338,567	5,264,640	—	14,603,207
Banks	25,196,219	13,098,763	—	38,294,982
Beverages	9,889,796	3,495,839	—	13,385,635
Biotechnology	8,627,428	867,192	—	9,494,620
Building Products	3,002,221	2,258,155	—	5,260,376
Capital Markets	23,981,908	5,191,560	—	29,173,468
Chemicals	7,844,942	5,079,918	—	12,924,860
Commercial Services & Supplies	3,177,208	—	—	3,177,208
Communications Equipment	3,767,101	661,115	—	4,428,216
Construction & Engineering	—	957,358	—	957,358

BHFTI-351

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Construction Materials	$1,547,305	$771,921	$—	$2,319,226
Consumer Finance	4,245,228	—	—	4,245,228
Containers & Packaging	4,376,328	320,046	—	4,696,374
Diversified Consumer Services	276,640	—	—	276,640
Diversified Financial Services	3,388,289	63,159	—	3,451,448
Diversified Telecommunication Services	5,864,271	2,707,611	—	8,571,882
Electric Utilities	6,425,818	2,284,923	—	8,710,741
Electrical Equipment	5,298,564	2,020,235	—	7,318,799
Electronic Equipment, Instruments & Components	2,486,211	1,711,468	—	4,197,679
Energy Equipment & Services	3,662,999	—	—	3,662,999
Entertainment	6,630,944	723,230	—	7,354,174
Equity Real Estate Investment Trusts	7,914,824	1,404,609	—	9,319,433
Food & Staples Retailing	6,470,110	1,378,733	—	7,848,843
Food Products	4,943,889	4,647,528	—	9,591,417
Gas Utilities	—	485,037	—	485,037
Health Care Equipment & Supplies	14,799,744	1,721,040	—	16,520,784
Health Care Providers & Services	15,439,520	—	—	15,439,520
Health Care Technology	807,891	—	—	807,891
Hotels, Restaurants & Leisure	9,931,248	1,973,235	—	11,904,483
Household Durables	3,356,115	1,503,723	—	4,859,838
Household Products	7,684,038	1,013,014	—	8,697,052
Independent Power and Renewable Electricity Producers	91,728	169,109	—	260,837
Industrial Conglomerates	4,392,253	1,219,504	—	5,611,757
Insurance	10,185,947	5,077,325	—	15,263,272
Interactive Media & Services	31,550,150	444,586	—	31,994,736
Internet & Direct Marketing Retail	20,315,975	680,949	—	20,996,924
IT Services	26,960,294	1,351,490	—	28,311,784
Leisure Products	141,334	598,252	—	739,586
Life Sciences Tools & Services	11,634,898	645,244	—	12,280,142
Machinery	10,357,165	3,018,042	—	13,375,207
Marine	113,282	1,011,124	—	1,124,406
Media	6,908,269	313,209	—	7,221,478
Metals & Mining	5,784,543	7,739,113	—	13,523,656
Multi-Utilities	1,509,716	1,326,459	—	2,836,175
Multiline Retail	3,494,887	644,817	—	4,139,704
Oil, Gas & Consumable Fuels	22,494,187	9,238,328	—	31,732,515
Paper & Forest Products	451,298	277,067	—	728,365
Personal Products	1,036,995	2,834,476	—	3,871,471
Pharmaceuticals	27,172,987	17,504,579	—	44,677,566
Professional Services	606,391	3,153,921	—	3,760,312
Real Estate Management & Development	187,827	1,825,315	—	2,013,142
Road & Rail	11,591,033	176,011	—	11,767,044
Semiconductors & Semiconductor Equipment	32,832,465	4,736,258	—	37,568,723
Software	51,315,701	726,356	—	52,042,057
Specialty Retail	13,574,425	729,447	—	14,303,872
Technology Hardware, Storage & Peripherals	34,813,632	55,059	—	34,868,691
Textiles, Apparel & Luxury Goods	5,758,356	3,165,403	—	8,923,759
Thrifts & Mortgage Finance	385,867	—	—	385,867
Tobacco	1,447,964	1,109,174	—	2,557,138
Trading Companies & Distributors	2,314,107	3,036,607	—	5,350,714
Transportation Infrastructure	121,084	—	—	121,084
Water Utilities	603,853	—	—	603,853
Wireless Telecommunication Services	375,167	2,298,760	—	2,673,927
Total Common Stocks	559,764,178	138,928,715	—	698,692,893
Total Corporate Bonds & Notes*	—	486,094,151	—	486,094,151
Total Mutual Funds*	43,789,252	—	—	43,789,252

BHFTI-352

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Automobiles	$—	$528,259	$—	$528,259
Health Care Equipment & Supplies	—	280,677	—	280,677
Household Products	—	670,658	—	670,658
Water Utilities	40,130	—	—	40,130
Total Preferred Stocks	40,130	1,479,594	—	1,519,724
Total Short-Term Investments*	—	63,319,878	—	63,319,878
Securities Lending Reinvestments
Certificates of Deposit	—	37,776,859	—	37,776,859
Commercial Paper	—	8,995,863	—	8,995,863
Repurchase Agreements	—	162,600,956	—	162,600,956
Time Deposits	—	19,000,000	—	19,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	228,373,678	—	233,373,678
Total Investments	$608,593,560	$918,196,016	$—	$1,526,789,576

Collateral for Securities Loaned (Liability)	$—	$(233,400,329)	$—	$(233,400,329)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,582,968	$—	$1,582,968
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,830,731)	—	(1,830,731)
Total Forward Contracts	$—	$(247,763)	$—	$(247,763)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$17,207,467	$—	$—	$17,207,467
Futures Contracts (Unrealized Depreciation)	(14,620,995)	—	—	(14,620,995)
Total Futures Contracts	$2,586,472	$—	$—	$2,586,472
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(21,305,618)	$—	$(21,305,618)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-353

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—94.6% of Net Assets

Security Description	Shares	Value

Brazil—4.2%
Ambev S.A. (ADR)	421,900	$1,362,737
B3 S.A. - Brasil Bolsa Balcao	404,200	1,333,736
Banco Bradesco S.A.	77,160	296,093
Banco Bradesco S.A. (ADR)	224,314	1,040,817
Banco do Brasil S.A.	166,600	1,214,232
Cosan S.A. (ADR) (a)	11,666	230,987
Dexco S.A.	32,340	99,716
Energisa S.A.	69,000	707,384
Getnet Adquirencia e Servicos para Meios de Pagamento S.A. (a)	16,687	25,865
Instituto Hermes Pardini S.A.	57,600	233,979
Itau Unibanco Holding S.A. (ADR)	129,400	738,874
JBS S.A.	150,300	1,175,301
Mahle-Metal Leve S.A.	48,300	260,215
Marfrig Global Foods S.A.	96,900	435,547
Petroleo Brasileiro S.A.	130,800	968,146
Petroleo Brasileiro S.A. (ADR)	49,000	725,200
Sao Martinho S.A.	44,600	415,550
Telefonica Brasil S.A.	104,400	1,177,311
TIM S.A.	32,000	92,685
TIM S.A. (ADR) (a)	7,600	110,200
Vale S.A.	110,000	2,208,756
Vale S.A. (ADR) (a)	117,500	2,348,825
Vibra Energia S.A.	67,500	331,471
Vinci Partners Investments, Ltd. - Class A (a)	5,200	72,020

		17,605,647

Chile—0.6%
Banco de Credito e Inversiones S.A.	1,825	65,747
Banco Santander Chile	15,651,516	881,442
Cencosud S.A.	507,445	999,669
Cia Cervecerias Unidas S.A.	42,007	314,412
Empresas COPEC S.A.	33,971	280,645

		2,541,915

China—28.8%
3SBio, Inc. (b)	670,000	544,377
AAC Technologies Holdings, Inc.	70,500	169,262
Agile Group Holdings, Ltd.	322,000	162,292
Alibaba Group Holding, Ltd. (b)	852,500	11,668,408
Anhui Conch Cement Co., Ltd. - Class A	5,100	31,588
Anhui Conch Cement Co., Ltd. - Class H	132,000	676,498
Anhui Expressway Co., Ltd. - Class H	78,000	75,934
Anhui Yingjia Distillery Co., Ltd. - Class A	22,900	194,761
ANTA Sports Products, Ltd.	97,000	1,210,562
Asymchem Laboratories Tianjin Co., Ltd.	2,000	115,191
Autohome, Inc. (ADR)	4,200	127,722
BAIC Motor Corp., Ltd. - Class H	441,000	147,324
Baidu, Inc. (ADR) (b)	20,600	2,725,380
Bank of Chengdu Co., Ltd. - Class A	77,100	182,292
Bank of China, Ltd. - Class H	2,515,000	1,009,856
Bank of Hangzhou Co., Ltd. - Class A	164,400	363,835
Bank of Jiangsu Co., Ltd. - Class A	479,680	531,779
Bank of Nanjing Co., Ltd. - Class A	142,100	238,627
Bank of Ningbo Co., Ltd. - Class A	41,700	244,620
Baoshan Iron & Steel Co., Ltd. - Class A	260,800	276,822
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	1,500	65,688

China—(Continued)
BGI Genomics Co., Ltd. - Class A	8,800	111,586
Bilibili, Inc. (ADR) (a)(b)	1,500	38,370
BOE Technology Group Co., Ltd. - Class A	247,700	167,254
Brilliance China Automotive Holdings, Ltd. (b)(c)(d)	818,000	313,278
BYD Co., Ltd. - Class A	9,500	339,328
BYD Co., Ltd. - Class H	62,000	1,761,233
BYD Electronic International Co., Ltd.	132,500	264,331
CGN Power Co., Ltd. - Class H	2,642,000	689,410
China BlueChemical, Ltd. - Class H	810,000	276,598
China Coal Energy Co., Ltd. - Class H	157,000	117,429
China Communications Services Corp., Ltd. - Class H	502,000	226,664
China Construction Bank Corp. - Class A	260,600	257,727
China Construction Bank Corp. - Class H	5,351,000	4,019,651
China Everbright, Ltd.	12,241	12,075
China Galaxy Securities Co., Ltd. - Class H	602,000	336,207
China Harmony Auto Holding, Ltd.	201,500	102,388
China Hongqiao Group, Ltd. (a)	553,500	734,237
China International Marine Containers Group Co., Ltd. - Class A	134,300	293,425
China International Marine Containers Group Co., Ltd. - Class H	163,200	266,036
China Lesso Group Holdings, Ltd.	384,000	462,714
China Longyuan Power Group Corp., Ltd. - Class H	454,000	1,029,128
China Medical System Holdings, Ltd.	456,000	713,722
China Meidong Auto Holdings, Ltd. (a)	26,000	98,691
China Mengniu Dairy Co., Ltd. (b)	40,000	214,791
China Merchants Bank Co., Ltd. - Class A	117,900	867,021
China Merchants Bank Co., Ltd. - Class H	321,000	2,509,375
China National Building Material Co., Ltd. - Class H	430,000	531,353
China New Higher Education Group, Ltd.	73,462	23,284
China Overseas Land & Investment, Ltd.	238,000	708,959
China Petroleum & Chemical Corp. - Class H	1,518,000	759,027
China Resources Beer Holdings Co., Ltd.	88,000	537,016
China Resources Boya Bio-pharmaceutical Group Co., Ltd. - Class A	12,800	59,246
China Resources Land, Ltd.	20,000	92,705
China Resources Power Holdings Co., Ltd.	184,000	342,861
China Shenhua Energy Co., Ltd. - Class A	61,811	289,566
China Shenhua Energy Co., Ltd. - Class H	424,500	1,354,030
China State Construction Engineering Corp., Ltd. - Class A	370,100	315,986
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	113,673
China Vanke Co., Ltd. - Class H	272,700	613,588
China Yangtze Power Co., Ltd. - Class A	71,900	248,489
China Yongda Automobiles Services Holdings, Ltd.	305,000	331,693
Chinese Universe Publishing and Media Group Co., Ltd. - Class A	38,700	68,581
Chlitina Holding, Ltd.	17,000	120,214
Chongqing Brewery Co., Ltd. - Class A (b)	26,000	438,132
Chongqing Zhifei Biological Products Co., Ltd. - Class A	11,200	242,955
CIFI Ever Sunshine Services Group, Ltd.	26,000	34,896
CITIC Telecom International Holdings, Ltd.	635,000	233,266
CITIC, Ltd.	790,000	875,505
Contemporary Amperex Technology Co., Ltd. - Class A	10,800	865,339
COSCO SHIPPING Holdings Co., Ltd. - Class A (b)	145,420	351,714
COSCO SHIPPING Holdings Co., Ltd. - Class H (b)	382,200	661,836
Country Garden Services Holdings Co., Ltd.	311	1,322
CRRC Corp., Ltd. - Class H	375,000	149,866
CSPC Pharmaceutical Group, Ltd.	844,240	968,109
Da An Gene Co., Ltd. of Sun Yat-Sen University - Class A	69,380	203,947
Dali Foods Group Co., Ltd.	422,000	220,607

BHFTI-354

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Daqo New Energy Corp. (ADR) (b)	6,300	$260,316
Datang International Power Generation Co., Ltd. - Class H	556,000	79,896
Dian Diagnostics Group Co., Ltd. - Class A	11,200	51,078
Dongfeng Motor Group Co., Ltd. - Class H	630,000	471,940
Dongyue Group, Ltd.	173,000	234,892
ENN Energy Holdings, Ltd. (a)	10,500	156,481
FAW Jiefang Group Co., Ltd. - Class A	80,500	109,433
Fuyao Glass Industry Group Co., Ltd. - Class H (144A)	70,800	289,104
G-bits Network Technology Xiamen Co., Ltd. - Class A	3,244	182,753
GD Power Development Co., Ltd. - Class A	1,047,200	413,831
Geely Automobile Holdings, Ltd.	345,000	541,376
Genscript Biotech Corp. (b)	108,000	340,078
GF Securities Co., Ltd. - Class H	300,600	423,772
Great Wall Motor Co., Ltd. - Class H	167,000	266,202
Guangdong Provincial Expressway Development Co., Ltd. - Class A	88,320	110,302
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	30,600	150,746
Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	5,200	60,025
Haidilao International Holding, Ltd.	83,000	161,268
Haier Smart Home Co., Ltd. - Class A	65,800	237,918
Haier Smart Home Co., Ltd. - Class H	28,000	90,552
Haitian International Holdings, Ltd.	187,000	483,856
Hangzhou Tigermed Consulting Co., Ltd. - Class A	2,338	39,396
Harbin Electric Co., Ltd. - Class H (a)	270,000	76,461
Helens International Holdings Co., Ltd. (b)	74,000	129,767
Hello Group, Inc. (ADR)	77,800	449,684
Hengan International Group Co., Ltd.	126,000	581,626
Hengli Petrochemical Co., Ltd. - Class A	71,500	232,939
Hongfa Technology Co., Ltd. - Class A	33,100	244,981
Hopson Development Holdings, Ltd. (a)	90,530	171,219
Huadian Power International Corp., Ltd. - Class A	285,000	158,413
Huadong Medicine Co., Ltd. - Class A	28,900	151,154
Hualan Biological Engineering, Inc. - Class A	11,591	36,963
Huaneng Power International, Inc. - Class H	336,000	142,965
Huaxin Cement Co., Ltd. - Class A	38,400	119,286
Huayu Automotive Systems Co., Ltd. - Class A	31,900	100,024
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	22,900	119,476
Imeik Technology Development Co., Ltd. - Class A	2,420	179,832
Industrial & Commercial Bank of China, Ltd. - Class A	216,000	162,260
Industrial & Commercial Bank of China, Ltd. - Class H	3,072,000	1,883,091
Industrial Bank Co., Ltd. - Class A	181,100	588,567
Industrial Securities Co., Ltd. - Class A	35,800	43,108
Inner Mongolia ERDOS Resources Co., Ltd. - Class A	49,600	198,776
JD Health International, Inc. (a)(b)	3,565	21,692
JD.com, Inc. - Class A (b)	113,154	3,314,035
Jiangsu Expressway Co., Ltd. - Class H	256,000	267,563
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. - Class A	17,400	44,487
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. - Class A	15,800	69,091
JiuGui Liquor Co., Ltd. - Class A	5,000	115,913
Jiumaojiu International Holdings, Ltd.	59,000	125,699
JNBY Design, Ltd.	92,500	109,854
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	109,499	210,360
Jointown Pharmaceutical Group Co., Ltd. - Class A	64,800	135,596
JOYY, Inc. (ADR)	8,000	293,840
Kingboard Holdings, Ltd.	63,000	304,939
Kuaishou Technology (b)	14,500	135,007
Kunlun Energy Co., Ltd.	828,000	716,735
Kweichow Moutai Co., Ltd. - Class A	2,800	755,341

China—(Continued)
Lee & Man Paper Manufacturing, Ltd.	43,421	22,586
Lenovo Group, Ltd.	1,206,000	1,307,982
Li Auto, Inc. (ADR) (b)	13,000	335,530
Li Ning Co., Ltd.	163,000	1,397,069
Livzon Pharmaceutical Group, Inc. - Class H (a)	70,300	251,477
Logan Group Co., Ltd. (a)	325,000	91,765
Longfor Group Holdings, Ltd.	155,500	793,525
Lonking Holdings, Ltd.	396,000	107,863
Luxi Chemical Group Co., Ltd. - Class A	43,700	122,779
Luzhou Laojiao Co., Ltd. - Class A	4,000	116,686
Meituan - Class B (b)	209,500	4,128,327
Nanjing Iron & Steel Co., Ltd. - Class A	586,300	332,480
NARI Technology Co., Ltd. - Class A	53,120	261,431
NetDragon Websoft Holdings, Ltd.	35,500	73,989
NetEase, Inc.	149,200	2,689,727
Newborn Town, Inc. (b)	260,000	113,900
Newland Digital Technology Co., Ltd. - Class A	81,400	215,185
Ningbo Tuopu Group Co., Ltd. - Class A	18,000	159,044
NIO, Inc. (ADR) (b)	60,800	1,279,840
Nongfu Spring Co., Ltd. - Class H	90,800	482,084
ORG Technology Co., Ltd. - Class A	54,500	42,503
PetroChina Co., Ltd. - Class H	2,514,000	1,287,420
Pharmaron Beijing Co., Ltd. - Class H	43,600	526,887
PICC Property & Casualty Co., Ltd. - Class H	1,216,000	1,240,770
Pinduoduo, Inc. (ADR) (b)	19,800	794,178
Ping An Insurance Group Co. of China, Ltd. - Class A	33,800	255,722
Ping An Insurance Group Co. of China, Ltd. - Class H	399,000	2,815,176
Power Construction Corp. of China, Ltd. - Class A	177,400	202,113
Powerlong Real Estate Holdings, Ltd. (a)	95,000	24,924
Proya Cosmetics Co., Ltd. - Class A	13,145	389,522
RLX Technology, Inc. (ADR) (a) (b)	12,600	22,554
SAIC Motor Corp., Ltd. - Class A	37,300	99,655
Shaanxi Coal Industry Co., Ltd. - Class A	228,500	591,458
Shandong Chenming Paper Holdings, Ltd. - Class A	46,800	47,029
Shandong Chenming Paper Holdings, Ltd. - Class H	255,500	101,271
Shandong Hualu Hengsheng Chemical Co., Ltd. - Class A	20,180	103,081
Shandong Sinocera Functional Material Co., Ltd. - Class A	6,600	35,778
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	28,000	29,843
Shanghai AJ Group Co., Ltd. - Class A	63,200	65,245
Shanghai Fosun Pharmaceutical Group Co., Ltd. - Class H	31,000	151,017
Shanghai International Port Group Co., Ltd. - Class A	151,700	130,254
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	132,800	243,476
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	141,100	271,101
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	13,360	534,968
Shenzhen Energy Group Co., Ltd. - Class A	10,672	10,777
Shenzhen Expressway Corp., Ltd. - Class H	156,000	164,155
Shenzhen International Holdings, Ltd.	50,813	53,513
Shenzhen Kangtai Biological Products Co., Ltd. - Class A	3,430	50,218
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	7,400	357,265
Shenzhen Overseas Chinese Town Co., Ltd. - Class A	166,100	191,486
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	28,000	75,936
Sichuan Swellfun Co., Ltd. - Class A	11,500	149,072
Sihuan Pharmaceutical Holdings Group, Ltd.	603,000	120,044
Silergy Corp.	1,000	117,787
Sinopharm Group Co., Ltd. - Class H	179,600	408,481
Sinotrans, Ltd. - Class A	746,600	469,094

BHFTI-355

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Sinotrans, Ltd. - Class H	1,032,000	$321,205
SITC International Holdings Co., Ltd.	19,000	67,070
Sun Art Retail Group, Ltd.	430,500	155,788
Sunny Optical Technology Group Co., Ltd.	35,700	571,802
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	11,100	32,445
TangShan Port Group Co., Ltd. - Class A	323,600	151,574
TBEA Co., Ltd. - Class A	76,900	245,139
Tencent Holdings, Ltd.	323,500	15,261,238
Tencent Music Entertainment Group (ADR) (b)	33,800	164,606
Tian Ge Interactive Holdings, Ltd. (b)	66,231	6,620
Tianli Education International Holdings, Ltd. (a)	365,000	35,879
Tingyi Cayman Islands Holding Corp.	265,876	445,905
Tongcheng Travel Holdings, Ltd. (b)	9,614	17,050
Topchoice Medical Corp. - Class A (b)	1,700	38,215
Topsports International Holdings, Ltd.	41,000	34,106
Tsingtao Brewery Co., Ltd. - Class H	52,000	411,638
Uni-President China Holdings, Ltd.	205,000	178,347
Vats Liquor Chain Store Management JSC, Ltd. - Class A	12,800	76,706
Vipshop Holdings, Ltd. (ADR) (b)	25,600	230,400
Virscend Education Co., Ltd. (c) (d)	216,000	12,684
Wangfujing Group Co., Ltd. - Class A	10,000	32,518
Want Want China Holdings, Ltd.	1,148,000	1,059,655
Weibo Corp. (ADR) (b)	17,100	419,121
Wolong Electric Group Co., Ltd. - Class A	33,000	67,969
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. - Class A	56,300	206,383
Wuliangye Yibin Co., Ltd. - Class A	9,800	238,109
WuXi AppTec Co., Ltd. - Class H	31,000	484,862
Wuxi Biologics Cayman, Inc. (144A) (b)	183,500	1,488,592
XD, Inc. (a)(b)	14,000	42,980
Xiamen Xiangyu Co., Ltd. - Class A	223,200	308,682
Xiaomi Corp. - Class B (b)	354,600	623,667
Xinhua Winshare Publishing & Media Co., Ltd. - Class A	56,400	84,368
Xinjiang Zhongtai Chemical Co., Ltd. - Class A	156,300	221,628
Xinte Energy Co., Ltd. - Class H	32,800	80,078
Xinxing Ductile Iron Pipes Co., Ltd. - Class A	584,200	458,662
XPeng, Inc. (ADR) (b)	20,600	568,354
Xuji Electric Co., Ltd. - Class A	20,100	59,905
Yadea Group Holdings, Ltd.	426,000	655,628
YuanShengTai Dairy Farm, Ltd. (b)	953,000	30,103
Yum China Holdings, Inc.	23,200	963,728
Zai Lab, Ltd. (ADR) (b)	217	9,544
Zhejiang Century Huatong Group Co., Ltd. - Class A (b)	11,850	11,673
Zhejiang Expressway Co., Ltd. - Class H	234,000	196,237
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. - Class A	172,000	271,815
Zhejiang NHU Co., Ltd. - Class A	17,700	88,152
Zhihu, Inc. (ADR) (a)(b)	46,500	112,530
Zhongsheng Group Holdings, Ltd.	141,000	992,798
Zijin Mining Group Co., Ltd. - Class H	108,000	165,370
ZTE Corp. - Class H	111,800	227,232
ZTO Express Cayman, Inc. (ADR)	8,100	202,500

		121,577,513

Colombia—0.2%
Ecopetrol S.A.	805,309	755,149

Czech Republic—0.3%
Komercni Banka A/S	20,560	795,149
Moneta Money Bank AS	133,141	539,681
Philip Morris CR A/S	106	83,520

		1,418,350

Egypt—0.1%
Eastern Co. S.A.E.	179,207	117,739
ElSewedy Electric Co.	254,173	114,851

		232,590

Greece—0.4%
Danaos Corp.	3,800	389,804
Hellenic Telecommunications Organization S.A.	32,436	586,836
Mytilineos S.A.	25,602	418,273
OPAP S.A.	22,928	333,550

		1,728,463

Hong Kong—0.5%
Bosideng International Holdings, Ltd. (a)	1,320,000	613,660
China High Speed Transmission Equipment Group Co., Ltd. (a) (b)	535,000	322,969
Huabao International Holdings, Ltd. (a)	234,000	129,535
Kingboard Laminates Holdings, Ltd.	229,500	376,293
Nine Dragons Paper Holdings, Ltd.	30,952	26,910
Sino Biopharmaceutical, Ltd. (a)	147,000	91,188
Skyworth Group, Ltd. (b)	246,000	125,203
Truly International Holdings, Ltd.	482,000	136,497
United Laboratories International Holdings, Ltd. (The)	276,000	144,341
Vinda International Holdings, Ltd.	112,000	252,593

		2,219,189

Hungary—0.1%
Magyar Telekom Telecommunications plc	42,755	51,983
MOL Hungarian Oil & Gas plc	51,279	452,553

		504,536

India—12.6%
Ajanta Pharma, Ltd.	3,652	86,751
Alkem Laboratories, Ltd.	8,585	410,211
Ambuja Cements, Ltd.	119,870	470,785
Apollo Hospitals Enterprise, Ltd.	8,585	509,104
Apollo Tyres, Ltd.	24,674	61,818
Asian Paints, Ltd.	9,122	368,520
Axis Bank, Ltd. (b)	43,287	430,688
Bajaj Auto, Ltd.	1,894	91,439
Bajaj Finance, Ltd.	6,966	662,145
Bajaj Finserv, Ltd.	3,239	718,203
Balkrishna Industries, Ltd.	18,235	508,999
Balrampur Chini Mills, Ltd.	16,900	108,283
Bharat Electronics, Ltd.	367,782	1,016,081
Bharat Petroleum Corp., Ltd.	56,639	267,665
Bharti Airtel, Ltd. (b)	68,775	684,019
Birlasoft, Ltd.	65,696	391,470
Bombay Burmah Trading Co.	6,950	78,493
CESC, Ltd.	223,332	221,599
Chambal Fertilizers and Chemicals, Ltd.	71,804	395,855

BHFTI-356

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

India—(Continued)
Cyient, Ltd.	33,563	$408,059
Dabur India, Ltd.	20,262	143,167
DCM Shriram, Ltd.	24,986	372,543
Divi’s Laboratories, Ltd.	20,434	1,188,884
EID Parry India, Ltd.	23,303	139,472
Emami, Ltd.	64,232	379,007
Engineers India, Ltd.	45,586	38,284
Finolex Industries, Ltd.	20,842	41,792
GAIL India, Ltd.	510,256	1,046,133
Glenmark Pharmaceuticals, Ltd.	44,332	257,059
Godfrey Phillips India, Ltd.	3,458	45,911
Grasim Industries, Ltd.	54,179	1,187,886
Gujarat State Petronet, Ltd.	106,922	360,889
HCL Technologies, Ltd.	117,854	1,798,396
Hindalco Industries, Ltd.	181,742	1,358,925
Hindustan Aeronautics, Ltd.	22,120	433,264
Hindustan Unilever, Ltd.	17,231	463,453
Housing Development Finance Corp., Ltd.	70,684	2,208,295
ICICI Bank, Ltd.	225,944	2,166,896
IIFL Wealth Management, Ltd.	3,631	80,386
Indian Oil Corp., Ltd.	563,250	883,631
Indus Towers, Ltd. (b)	107,206	310,886
Infosys, Ltd. (ADR)	224,000	5,575,360
ITC, Ltd.	229,392	756,189
JB Chemicals & Pharmaceuticals, Ltd.	17,240	356,473
JK Lakshmi Cement, Ltd.	18,723	116,158
JK Tyre & Industries, Ltd.	59,904	92,618
JSW Steel, Ltd.	125,032	1,205,660
Kalpataru Power Transmission, Ltd.	46,383	223,272
Kotak Mahindra Bank, Ltd.	1,481	34,040
Mahindra & Mahindra, Ltd.	37,358	396,892
Manappuram Finance, Ltd.	19,672	29,298
Marico, Ltd.	48,229	319,420
Motilal Oswal Financial Services, Ltd.	10,753	122,708
Muthoot Finance, Ltd.	13,796	242,398
NHPC, Ltd.	800,792	293,238
NTPC, Ltd.	521,507	925,917
Oil & Natural Gas Corp., Ltd.	246,397	530,117
Oil India, Ltd.	76,505	240,063
Oracle Financial Services Software, Ltd.	3,611	169,751
Orient Cement, Ltd.	55,756	103,832
Page Industries, Ltd.	1,156	654,306
Petronet LNG, Ltd.	15,492	39,461
Piramal Enterprises, Ltd.	2,451	70,254
Polyplex Corp., Ltd.	9,940	314,908
Power Grid Corp. of India, Ltd.	478,179	1,364,049
Rajesh Exports, Ltd.	7,679	69,323
REC, Ltd.	245,384	397,310
Redington India, Ltd.	217,279	413,329
Reliance Industries, Ltd.	137,154	4,749,437
Shriram Transport Finance Co., Ltd.	41,138	612,094
Sonata Software, Ltd.	17,518	170,624
State Bank of India	122,300	790,251
Sun Pharmaceutical Industries, Ltd.	76,889	925,057
Sun TV Network, Ltd.	25,982	166,598
Tata Chemicals, Ltd.	33,143	424,768
Tata Steel, Ltd.	75,295	1,291,375

India—(Continued)
Tech Mahindra, Ltd.	76,826	1,514,757
Torrent Power, Ltd.	58,076	373,982
Trident, Ltd.	249,088	174,107
UltraTech Cement, Ltd.	914	79,144
UPL, Ltd.	105,427	1,060,754
Vedanta, Ltd.	218,112	1,156,357
Welspun India, Ltd.	229,124	271,893
Wipro, Ltd.	181,442	1,418,798

		53,031,686

Indonesia—1.7%
Astra International Tbk PT	2,290,700	1,046,514
Bank Central Asia Tbk PT	2,942,200	1,630,095
Bank Mandiri Persero Tbk PT	2,603,000	1,428,280
Bank Rakyat Indonesia Persero Tbk PT	3,090,100	994,964
Indo Tambangraya Megah Tbk PT	215,800	429,703
Indofood Sukses Makmur Tbk PT	815,900	337,731
Indosat Tbk PT	220,400	79,373
Japfa Comfeed Indonesia Tbk PT	850,000	97,549
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,541,400	151,642
Telkom Indonesia Persero Tbk PT	455,800	145,355
Telkom Indonesia Persero Tbk PT (ADR)	28,800	920,160

		7,261,366

Malaysia—1.3%
Alliance Bank Malaysia Bhd	62,000	55,319
AMMB Holdings Bhd (b)	29,554	25,991
Astro Malaysia Holdings Bhd	368,000	96,166
Axiata Group Bhd	108,500	97,725
Bumi Armada Bhd (b)	3,077,300	299,654
CIMB Group Holdings Bhd	462,800	585,873
Hartalega Holdings Bhd	50,800	58,582
Hong Leong Financial Group Bhd	31,400	146,133
IHH Healthcare Bhd	486,500	714,302
Malayan Banking Bhd	44,000	93,452
MISC Bhd	122,700	214,055
Petronas Chemicals Group Bhd	278,900	636,920
Petronas Gas Bhd	35,400	140,301
Public Bank Bhd	76,600	84,906
RHB Bank Bhd	514,358	727,908
Sime Darby Bhd	1,055,600	601,797
Telekom Malaysia Bhd	244,300	283,613
Tenaga Nasional Bhd	75,500	161,581
Top Glove Corp. Bhd	536,800	245,791
Westports Holdings Bhd	44,200	41,996
YTL Power International Bhd	104,136	16,322

		5,328,387

Mexico—2.4%
Alfa S.A.B. de C.V. - Class A	638,400	485,299
Alpek S.A.B. de C.V.	72,900	100,242
Alsea S.A.B. de C.V. (b)	45,400	112,553
America Movil S.A.B. de C.V. -Series L	2,540,173	2,690,872
Arca Continental S.A.B. de C.V.	103,800	704,473
Fibra Uno Administracion S.A. de C.V.	733,700	859,488

BHFTI-357

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—(Continued)
Fomento Economico Mexicano S.A.B. de C.V.	8,400	$69,742
GMexico Transportes S.A.B. de C.V.	42,500	77,778
Grupo Bimbo S.A.B. de C.V. -Series A	374,900	1,130,920
Grupo Comercial Chedraui S.A. de C.V.	82,800	212,266
Grupo Financiero Banorte S.A.B. de C.V. - Class O	230,600	1,736,978
Grupo Mexico S.A.B. de C.V. - Series B	34,600	206,573
Orbia Advance Corp. S.A.B. de C.V.	274,000	724,743
Wal-Mart de Mexico S.A.B. de C.V.	248,500	1,018,363

		10,130,290

Peru—0.1%
Credicorp, Ltd.	300	51,561
Intercorp Financial Services, Inc. (a)	4,900	169,295

		220,856

Philippines—0.7%
DMCI Holdings, Inc.	703,000	122,587
Filinvest Land, Inc.	2,072,000	43,270
First Gen Corp.	70,600	35,979
Globe Telecom, Inc.	9,810	481,036
International Container Terminal Services, Inc.	171,860	743,913
Manila Electric Co.	49,830	359,458
Metropolitan Bank & Trust Co.	186,980	205,753
Nickel Asia Corp.	749,500	113,960
PLDT, Inc.	26,395	943,338
Semirara Mining & Power Corp.	195,600	115,516

		3,164,810

Poland—0.6%
Asseco Poland S.A.	17,977	344,157
Bank Polska Kasa Opieki S.A.	22,125	589,855
Cyfrowy Polsat S.A.	64,198	420,718
Dino Polska S.A. (b)	1,730	138,220
KRUK S.A.	3,576	264,528
Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	104,362	981,238

		2,738,716

Qatar—0.7%
Doha Bank QPSC	83,099	58,904
Industries Qatar QSC	45,058	234,528
Masraf Al Rayan QSC	621,839	882,589
Ooredoo QPSC	28,316	55,391
Qatar Gas Transport Co., Ltd.	301,507	296,269
Qatar International Islamic Bank QSC	23,669	71,969
Qatar Islamic Bank SAQ	105,474	690,704
Qatar National Bank QPSC	125,725	795,640
Vodafone Qatar QSC	106,310	46,545

		3,132,539

Russia—0.0%
Gazprom PJSC (ADR) (c) (d)	288,129	0
Gazprom PJSC (ADR) (c) (d)	9,700	0
LUKOIL PJSC (ADR) (c) (d)	28,706	0
Magnit PJSC (GDR) (c) (d)	28,605	0
MMC Norilsk Nickel PJSC (ADR) (c) (d)	9,141	0

Russia—(Continued)
Mobile TeleSystems PJSC (ADR) (c) (d)	126,600	0
Novatek PJSC (GDR) (c) (d)	1,686	0
Novolipetsk Steel PJSC (GDR) (c) (d)	19,696	0
PhosAgro PJSC (GDR) (c) (d)	44,847	0
Rosneft Oil Co. PJSC (GDR) (c) (d)	77,745	0
Sberbank of Russia PJSC (ADR) (c) (d)	178,524	0
Sberbank of Russia PJSC (ADR) (c) (d)	41,346	0
Severstal PAO (GDR) (c) (d)	30,364	0
Tatneft PJSC (ADR) (c) (d)	7,842	0
X5 Retail Group NV (GDR) (c) (d)	23,631	0

		0

Saudi Arabia—4.0%
Al Rajhi Bank	86,074	3,670,145
Alinma Bank	115,489	1,190,552
Arab National Bank	83,039	614,192
Arriyadh Development Co.	61,351	450,266
Bank Al-Jazira	141,662	991,197
Banque Saudi Fransi	62,428	893,012
Etihad Etisalat Co.	8,780	96,428
Leejam Sports Co. JSC	11,730	393,033
Mouwasat Medical Services Co.	8	452
National Industrialization Co. (b)	152,495	934,788
National Medical Care Co.	3,401	75,036
Riyad Bank	82,498	825,286
SABIC Agri-Nutrients Co.	6,912	334,622
Sahara International Petrochemical Co.	81,222	1,156,865
Saudi Arabian Mining Co. (b)	4,872	173,471
Saudi Arabian Oil Co.	53,814	617,703
Saudi Basic Industries Corp.	71,373	2,485,359
Saudi Industrial Investment Group	9,219	85,576
Saudi National Bank (The)	80,865	1,522,487
Saudi Telecom Co.	5,300	151,670
United Electronics Co.	191	6,772
United International Transportation Co.	29,834	409,528

		17,078,440

Singapore—0.1%
BOC Aviation, Ltd. (a)	45,900	360,627

South Africa—3.9%
Absa Group, Ltd.	57,173	742,364
African Rainbow Minerals, Ltd. (a)	18,469	361,279
Anglo American Platinum, Ltd. (a)	5,041	692,233
AngloGold Ashanti, Ltd.	3,371	80,147
Barloworld, Ltd.	30,680	243,486
Capitec Bank Holdings, Ltd.	1,253	200,188
Coronation Fund Managers, Ltd.	41,710	132,019
Exxaro Resources, Ltd.	6,056	91,279
FirstRand, Ltd.	121,796	643,130
Gold Fields, Ltd.	48,411	750,154
Impala Platinum Holdings, Ltd.	61,164	941,086
Investec, Ltd.	64,485	429,488
KAP Industrial Holdings, Ltd.	192,476	64,079
Kumba Iron Ore, Ltd.	15,488	685,985
Life Healthcare Group Holdings, Ltd.	228,176	363,350

BHFTI-358

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Africa—(Continued)
Motus Holdings, Ltd.	58,863	$431,366
Mr. Price Group, Ltd.	27,128	400,431
MTN Group, Ltd.	70,631	915,189
MultiChoice Group	31,197	280,336
Naspers, Ltd. - N Shares	11,013	1,246,840
Northam Platinum Holdings, Ltd. (b)	30,339	453,165
Old Mutual, Ltd.	483,946	453,590
Omnia Holdings, Ltd.	37,943	194,655
PSG Group, Ltd. (b)	45,366	296,489
Reunert, Ltd.	45,892	141,365
Sasol, Ltd. (b)	22,281	539,970
Shoprite Holdings, Ltd.	81,135	1,309,296
Sibanye Stillwater, Ltd.	332,199	1,349,345
Standard Bank Group, Ltd.	60,681	754,969
Truworths International, Ltd.	87,206	347,945
Vodacom Group, Ltd.	29,360	320,862
Vukile Property Fund, Ltd.	103,941	99,899
Woolworths Holdings, Ltd. (a)	154,069	607,481

		16,563,460

South Korea—11.9%
BGF retail Co., Ltd.	2,327	334,407
Celltrion, Inc.	455	63,919
Cheil Worldwide, Inc.	25,889	501,562
Chong Kun Dang Pharmaceutical Corp.	2,508	202,483
CJ ENM Co., Ltd.	4,310	463,158
Com2uSCorp	2,564	232,147
Daishin Securities Co., Ltd.	18,907	276,204
DB HiTek Co., Ltd.	6,652	407,790
DB Insurance Co., Ltd.	18,426	1,059,496
DoubleUGames Co., Ltd.	867	36,570
E-MART, Inc.	1,940	224,547
GOLFZON Co., Ltd.	1,275	163,693
Green Cross Corp.	1,024	170,223
Green Cross Holdings Corp.	3,469	67,950
GS Engineering & Construction Corp.	7,471	284,370
Halla Holdings Corp.	1,668	55,897
Hana Financial Group, Inc.	37,926	1,514,061
Hankook Tire & Technology Co., Ltd.	10,788	298,121
Humasis Co., Ltd.	7,234	107,493
Hyosung TNC Corp.	62	23,631
Hyundai Glovis Co., Ltd.	5,159	815,804
Hyundai Mobis Co., Ltd.	2,675	472,444
Hyundai Motor Co.	4,892	723,621
i-SENS, Inc.	2,515	60,820
Kakao Corp.	8,285	719,546
KB Financial Group, Inc.	39,495	1,985,509
Kia Corp.	29,025	1,762,740
Kolon Industries, Inc.	4,781	248,401
Korea Investment Holdings Co., Ltd.	2,864	184,444
Korea Real Estate Investment & Trust Co., Ltd.	170,832	330,548
Korean Reinsurance Co.	16,123	130,501
KT&G Corp.	18,794	1,250,792
Kumho Petrochemical Co., Ltd.	4,446	564,690
KUMHOE&C Co., Ltd.	12,812	116,848
LG Chem, Ltd.	1,366	592,237

South Korea—(Continued)
LG Corp.	3,484	218,726
LG Electronics, Inc.	12,212	1,205,126
LG Innotek Co., Ltd.	3,240	1,025,270
LG Uplus Corp.	38,362	442,021
LS Electric Co., Ltd.	909	33,714
LX Semicon Co. Ltd.	3,608	429,219
MegaStudyEdu Co., Ltd.	1,107	93,829
Mirae Asset Securities Co., Ltd.	129,734	912,409
NAVER Corp.	4,035	1,128,280
Neowiz (b)	3,640	73,568
NH Investment & Securities Co., Ltd.	46,359	434,520
Osstem Implant Co., Ltd. (c) (d)	4,035	356,294
POSCO Holdings, Inc.	4,327	1,039,221
Samsung C&T Corp.	594	55,559
Samsung Electro-Mechanics Co., Ltd.	8,970	1,210,870
Samsung Electronics Co., Ltd.	281,614	16,087,944
Samsung Engineering Co., Ltd. (b)	9,160	197,242
Samsung Fire & Marine Insurance Co., Ltd.	3,837	690,316
Samsung Life Insurance Co., Ltd.	972	52,662
Samsung SDI Co., Ltd.	1,555	758,754
Samsung Securities Co., Ltd.	14,365	494,329
SD Biosensor, Inc.	11,474	529,079
Seegene, Inc.	8,269	347,836
Shinhan Financial Group Co., Ltd.	32,336	1,102,889
SK Bioscience Co., Ltd. (b)	819	104,917
SK Gas, Ltd.	108	10,212
SK Hynix, Inc.	37,939	3,631,637
SK Inc.	2,605	517,555
SK Telecom Co., Ltd.	12,256	573,614
Suheung Co., Ltd.	2,317	76,902
Woori Financial Group, Inc.	8,764	109,945

		50,391,126

Taiwan—15.5%
Acer, Inc.	109,000	113,594
Advanced International Multitech Co., Ltd.	22,000	60,109
ASE Technology Holding Co., Ltd.	359,000	1,280,485
Asia Vital Components Co., Ltd.	73,000	294,286
Asustek Computer, Inc.	60,000	780,421
AU Optronics Corp.	245,000	168,479
Cathay Financial Holding Co., Ltd.	817,251	1,832,757
Chicony Power Technology Co., Ltd.	19,000	54,689
China Development Financial Holding Corp.	2,123,984	1,415,233
China Steel Corp.	81,000	109,545
ChipMOS Technologies, Inc.	216,000	384,080
Chunghwa Telecom Co., Ltd.	296,000	1,312,304
Compeq Manufacturing Co., Ltd.	248,000	415,227
Coretronic Corp.	60,000	146,285
CTBC Financial Holding Co., Ltd.	1,873,000	1,915,671
Delta Electronics, Inc.	33,000	306,973
Evergreen Marine Corp. Taiwan, Ltd.	120,000	561,184
Far Eastern Department Stores, Ltd.	217,000	160,301
Far Eastern New Century Corp.	121,000	128,085
Farglory Land Development Co., Ltd.	86,000	204,527
First Financial Holding Co., Ltd.	841,502	834,075
Fubon Financial Holding Co., Ltd.	745,176	1,982,025

BHFTI-359

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—(Continued)
Gamania Digital Entertainment Co., Ltd.	154,000	$366,818
Gigabyte Technology Co., Ltd.	61,000	273,693
Global Mixed Mode Technology, Inc.	12,000	98,863
Great Wall Enterprise Co., Ltd.	56,650	106,861
Holtek Semiconductor, Inc.	73,000	301,592
Hon Hai Precision Industry Co., Ltd.	904,000	3,330,303
Huaku Development Co., Ltd.	33,000	103,668
Kindom Development Co., Ltd.	317,100	398,665
King’s Town Bank Co., Ltd.	296,000	415,905
Kung Long Batteries Industrial Co., Ltd.	7,000	33,576
Lite-On Technology Corp.	468,000	1,108,784
MediaTek, Inc.	97,000	3,024,352
Mega Financial Holding Co., Ltd.	47,000	70,145
Micro-Star International Co., Ltd.	31,000	139,601
momo.com, Inc.	10,400	338,140
Nan Ya Plastics Corp.	39,000	126,394
Novatek Microelectronics Corp.	51,000	752,749
Parade Technologies, Ltd.	6,000	375,039
Phison Electronics Corp.	17,000	279,574
Pou Chen Corp.	293,000	321,494
Quanta Computer, Inc.	171,000	523,761
Realtek Semiconductor Corp.	53,000	789,846
Shin Kong Financial Holding Co., Ltd.	1,660,000	622,208
Simplo Technology Co., Ltd.	37,000	399,854
Sinon Corp.	83,000	97,120
SinoPac Financial Holdings Co., Ltd.	1,921,000	1,229,270
Taishin Financial Holding Co., Ltd.	1,767,818	1,262,207
Taiwan Hon Chuan Enterprise Co., Ltd.	108,000	296,174
Taiwan Semiconductor Manufacturing Co., Ltd.	1,408,000	29,109,603
Teco Electric and Machinery Co., Ltd.	214,000	239,467
Test Research, Inc.	28,000	66,130
Tong Hsing Electronic Industries, Ltd.	12,000	120,315
TXC Corp.	82,000	291,571
United Integrated Services Co., Ltd.	23,000	156,145
United Microelectronics Corp.	609,000	1,124,669
Wan Hai Lines, Ltd.	55,700	305,578
Winbond Electronics Corp.	348,000	374,610
Yang Ming Marine Transport Corp. (b)	119,000	512,825
YFY, Inc.	269,000	320,028
Yuanta Financial Holding Co., Ltd.	1,493,160	1,372,689

		65,640,621

Thailand—2.1%
Advanced Info Service PCL (NVDR)	71,234	497,300
Advanced Information Technology PCL (NVDR)	500,700	111,930
AP Thailand PCL (NVDR)	2,569,100	847,356
Chularat Hospital PCL - Class F	3,932,400	456,513
Delta Electronics Thailand PCL	15,600	182,039
Indorama Ventures PCL	172,400	241,101
Kasikornbank PCL (NVDR)	60,900	295,800
Kiatnakin Phatra Bank PCL (NVDR)	318,400	657,248
PTT Exploration & Production PCL (NVDR)	269,400	1,165,127
PTT PCL	865,100	1,001,695
Siam Cement PCL (The)	605	6,969
Siam Commercial Bank PCL (The)	156,000	534,857
SPCG PCL	70,100	36,473

Thailand—(Continued)
Supalai PCL	809,800	528,501
Supalai PCL (NVDR)	435,200	283,545
Thai Union Group PCL (NVDR)	1,438,400	815,638
Thai Vegetable Oil PCL (NVDR)	106,600	100,255
Thanachart Capital PCL	137,200	177,432
Tisco Financial Group PCL (NVDR)	279,200	841,671

		8,781,450

Turkey—0.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	20,226	36,980
Ford Otomotiv Sanayi A/S	39,725	808,014
KOC Holding A/S	213,522	573,530
Turkcell Iletisim Hizmetleri A/S	165,754	254,477

		1,673,001

United Arab Emirates—1.4%
Abu Dhabi Commercial Bank PJSC	215,349	613,360
Abu Dhabi Islamic Bank PJSC	202,343	480,636
Aldar Properties PJSC	858,408	1,148,574
Dubai Islamic Bank PJSC	310,962	521,185
Emirates NBD Bank PJSC	150,305	612,463
Emirates Telecommunications Group Co. PJSC	163,669	1,646,342
First Abu Dhabi Bank PJSC	113,408	727,673

		5,750,233

Total Common Stocks (Cost $391,395,452)		399,830,960

Preferred Stocks—2.3%

Brazil—1.7%
Banco Bradesco S.A.	111,760	521,588
Braskem S.A. - Class A	74,900	696,920
Cia Energetica de Minas Gerais	344,500	1,100,565
Cia Paranaense de Energia	146,500	232,625
Gerdau S.A.	45,600	295,089
Itausa S.A.	597,440	1,348,963
Petroleo Brasileiro S.A.	366,100	2,572,131
Randon S.A. Implementos e Participacoes	33,100	74,250
Unipar Carbocloro S.A.	17,800	389,009

		7,231,140

South Korea —0.6%
Samsung Electronics Co., Ltd.	45,266	2,341,331

Taiwan—0.0%
China Development Financial Holding Corp.	5,460	1,749

Total Preferred Stocks (Cost $7,391,925)		9,574,220

BHFTI-360

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investment—2.4%

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—2.4%
Invesco STIC Prime Portfolio	10,058,663	$10,058,663

Total Short-Term Investments (Cost $10,058,663)		10,058,663

Securities Lending Reinvestments (e)—0.5%

Repurchase Agreements—0.2%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $400,003; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $408,000.	400,000	400,000
HSBC Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $353,987; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 2.250%, maturity dates ranging from 10/15/22 - 02/15/48, and an aggregate market value of $361,067.	353,984	353,984

		753,984

Mutual Funds—0.3%
Allspring Government Money Market Fund, Select Class 0.180% (f)	210,000	210,000
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (f)	200,000	200,000
Fidelity Government Portfolio, Institutional Class 0.160% (f)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (f)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (f)	200,000	200,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (f)	200,000	200,000
U.S. Government Money Market Fund, Institutional Share 0.190% (f)	75,000	75,000

		1,385,000

Total Securities Lending Reinvestments (Cost $2,138,984)		2,138,984

Total Investments—99.8% (Cost $410,985,024)		421,602,827
Other assets and liabilities (net)—0.2%		885,553

Net Assets—100.0%		$422,488,380

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $3,862,441 and the collateral received consisted of cash in the amount of $2,138,984 and non-cash collateral with a value of $2,018,881. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.2% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $1,777,696, which is 0.4% of net assets.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Banks	14.9
Semiconductors & Semiconductor Equipment	10.1
Technology Hardware, Storage & Peripherals	5.6
Internet & Direct Marketing Retail	5.3
Interactive Media & Services	5.0
Oil, Gas & Consumable Fuels	4.9
Metals & Mining	4.5
Chemicals	3.6
Insurance	3.0
Automobiles	2.8

BHFTI-361

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Mini Futures	06/17/22	208	USD	11,705,200	$646,931

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$17,605,647	$—	$—	$17,605,647
Chile	2,541,915	—	—	2,541,915
China	9,034,076	112,217,475	325,962	121,577,513
Colombia	755,149	—	—	755,149
Czech Republic	—	1,418,350	—	1,418,350
Egypt	—	232,590	—	232,590
Greece	389,804	1,338,659	—	1,728,463
Hong Kong	—	2,219,189	—	2,219,189
Hungary	—	504,536	—	504,536
India	5,575,360	47,456,326	—	53,031,686
Indonesia	920,160	6,341,206	—	7,261,366
Malaysia	—	5,328,387	—	5,328,387
Mexico	10,130,290	—	—	10,130,290
Peru	220,856	—	—	220,856
Philippines	—	3,164,810	—	3,164,810
Poland	—	2,738,716	—	2,738,716
Qatar	—	3,132,539	—	3,132,539
Russia	—	—	0	0
Saudi Arabia	—	17,078,440	—	17,078,440
Singapore	—	360,627	—	360,627
South Africa	—	16,563,460	—	16,563,460

BHFTI-362

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
South Korea	$—	$50,034,832	$356,294	$50,391,126
Taiwan	—	65,640,621	—	65,640,621
Thailand	3,165,580	5,615,870	—	8,781,450
Turkey	—	1,673,001	—	1,673,001
United Arab Emirates	—	5,750,233	—	5,750,233
Total Common Stocks	50,338,837	348,809,867	682,256	399,830,960
Preferred Stocks
Brazil	7,231,140	—	—	7,231,140
South Korea	—	2,341,331	—	2,341,331
Taiwan	—	1,749	—	1,749
Total Preferred Stocks	7,231,140	2,343,080	—	9,574,220
Total Short-Term Investment*	10,058,663	—	—	10,058,663
Securities Lending Reinvestments
Repurchase Agreements	—	753,984	—	753,984
Mutual Funds	1,385,000	—	—	1,385,000
Total Securities Lending Reinvestments	1,385,000	753,984	—	2,138,984
Total Investments	$69,013,640	$351,906,931	$682,256	$421,602,827

Collateral for Securities Loaned (Liability)	$—	$(2,138,984)	$—	$(2,138,984)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$646,931	$—	$—	$646,931

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

During the period ended March 31, 2022, a transfer out of Level 3 in the amount of $89,406 was due to the initiation of trading activity which resulted in the availability of significant observable inputs.

During the period ended March 31, 2022, transfers into Level 3 in the amount of $15,080,770 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-363

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—95.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—95.3%
Energy Select Sector SPDR Fund (a) (b)	260,371	$19,902,759
Financial Select Sector SPDR Fund (a) (b)	568,659	21,791,013
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2,656,448	46,859,743
iShares 20+ Year Treasury Bond ETF (a)	1,125,575	148,665,946
iShares Core MSCI Emerging Markets ETF	2,674,602	148,574,141
iShares Core S&P Mid-Cap ETF (a)	160,655	43,110,163
iShares Core S&P Small-Cap ETF	1,067,221	115,131,801
iShares MSCI Canada ETF (a)	537,286	21,604,270
iShares MSCI EAFE ETF (a)	3,157,075	232,360,720
iShares TIPS Bond ETF (a)	786,994	98,035,843
Materials Select Sector SPDR Fund (a) (b)	253,720	22,365,418
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	996,472	102,138,380
SPDR Dow Jones International Real Estate ETF (a) (b)	633,195	21,598,281
SPDR Gold Shares (a) (b)	369,693	66,785,040
SPDR S&P 500 ETF Trust (a) (b)	1,334,515	602,720,355
SPDR S&P International Small Cap ETF (a) (b)	1,222,853	42,995,511
Technology Select Sector SPDR Fund (a) (b)	140,997	22,408,653
Vanguard Long-Term Corporate Bond ETF (a)	792,565	74,239,564
Vanguard Real Estate ETF (a)	197,251	21,376,091
Vanguard Total Bond Market ETF (a)	1,445,992	115,014,204

Total Mutual Funds (Cost $1,895,063,376)		1,987,677,896

Short-Term Investment—4.6%

Mutual Funds—4.6%
Invesco STIC Prime Portfolio	95,697,516	95,697,515

Total Short-Term Investments (Cost $95,697,515)		95,697,515

Securities Lending Reinvestments (c)—17.8%

Certificates of Deposit—7.3%
Bank of Montreal 0.300%, 06/02/22	12,000,000	11,991,192
Bank of Nova Scotia 0.320%, 06/07/22	10,000,000	9,991,840
Barclays Bank plc 0.180%, 04/07/22	15,000,000	14,999,445
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (d)	5,000,000	4,992,960
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (d)	7,000,000	6,989,607
Credit Industriel et Commercial Zero Coupon, 04/14/22	10,000,000	9,998,300
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (d)	5,000,000	4,990,775
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (d)	5,000,000	4,996,795
Mizuho Bank, Ltd. 0.250%, 05/05/22	5,000,000	4,998,455
Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
MUFG Bank Ltd. 0.780%, SOFR + 0.500%, 05/09/22 (d)	10,000,000	10,003,107
National Australia Bank, Ltd. Zero Coupon, 04/25/22	4,000,000	3,998,560
National Westminster Bank plc 0.440%, 05/11/22	10,000,000	9,998,200
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (d)	5,000,000	4,999,990
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	4,500,000	4,499,235
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (d)	15,000,000	14,964,930
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (d)	10,000,000	9,991,833
Sumitomo Mitsui Banking Corp.
0.200%, 04/26/22	10,000,000	9,997,740
0.720%, SOFR + 0.450%, 09/06/22 (d)	5,000,000	4,999,650
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (d)	5,000,000	4,984,365

		152,386,979

Commercial Paper—0.7%
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	11,000,000	10,995,820
UBS AG 0.350%, 06/08/22	5,000,000	4,992,480

		15,988,300

Master Demand Notes—0.6%
Natixis Financial Products LLC 0.550%, OBFR + 0.230%, 04/01/22 (d)	12,000,000	12,000,000

Repurchase Agreements—9.0%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $20,011,667; collateralized by various Common Stock with an aggregate market value of $22,229,136.	20,000,000	20,000,000
BofA Securities, Inc.
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $8,002,400; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $8,467,356.	8,000,000	8,000,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $12,007,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $12,622,684.	12,000,000	12,000,000

BHFTI-364

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $5,100,673.	5,000,000	$5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $4,800,040; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $4,896,002.	4,800,000	4,800,000
National Bank Financial Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $3,888,412; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $3,968,357.	3,888,378	3,888,378
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $44,902,794; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $45,823,543.	44,900,000	44,900,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $45,003,938; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $49,760,941.	45,000,000	45,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $25,002,358; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $27,759,414.	25,000,000	25,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $7,000,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 04/30/22 - 02/15/49, and an aggregate market value of $7,140,537.	7,000,000	7,000,000

Repurchase Agreements—(Continued)
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $11,700,956; collateralized by various Common Stock with an aggregate market value of $13,002,090.	11,700,000	11,700,000

		187,288,378

Time Deposit—0.2%
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $372,782,062)		372,663,657

Total Investments—117.7% (Cost $2,363,542,953)		2,456,039,068
Other assets and liabilities (net)—(17.7)%		(369,861,485)

Net Assets—100.0%		$2,086,177,583

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $504,314,858 and the collateral received consisted of cash in the amount of $372,752,773 and non-cash collateral with a value of $146,407,980. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-365

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,987,677,896	$—	$—	$1,987,677,896
Total Short-Term Investment*	95,697,515	—	—	95,697,515
Total Securities Lending Reinvestments*	—	372,663,657	—	372,663,657
Total Investments	$2,083,375,411	$372,663,657	$—	$2,456,039,068

Collateral for Securities Loaned (Liability)	$—	$(372,752,773)	$—	$(372,752,773)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-366

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—98.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.2%
Energy Select Sector SPDR Fund (a)	104,726	$8,005,255
Financial Select Sector SPDR Fund (a)	227,545	8,719,524
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	1,064,420	18,776,369
iShares 20+ Year Treasury Bond ETF (b)	294,595	38,910,108
iShares Core MSCI Emerging Markets ETF	1,379,398	76,625,559
iShares Core S&P Mid-Cap ETF	161,038	43,212,937
iShares Core S&P Small-Cap ETF	583,878	62,988,759
iShares MSCI Canada ETF (b)	430,748	17,320,377
iShares MSCI EAFE ETF (b)	2,016,434	148,409,542
iShares TIPS Bond ETF	188,513	23,483,064
Materials Select Sector SPDR Fund (a) (b)	101,739	8,968,293
SPDR Dow Jones International Real Estate ETF (a) (b)	253,792	8,656,845
SPDR Gold Shares (a) (b)	105,947	19,139,326
SPDR S&P 500 ETF Trust (a) (b)	648,447	292,864,603
SPDR S&P International Small Cap ETF (a) (b)	736,295	25,888,132
Technology Select Sector SPDR Fund (a) (b)	56,507	8,980,658
Vanguard Long-Term Corporate Bond ETF (b)	173,657	16,266,451
Vanguard Real Estate ETF (b)	79,041	8,565,673

Total Mutual Funds (Cost $746,625,198)		835,781,475

Short-Term Investment—1.7%

Mutual Funds — 1.7%
Invesco STIC Prime Portfolio	14,597,457	14,597,457

Total Short-Term Investments (Cost $14,597,944)		14,597,457

Securities Lending Reinvestments (c)—19.1%

Certificates of Deposit — 7.0%
Bank of Montreal
0.300%, 06/02/22	6,000,000	5,995,596
Bank of Nova Scotia
0.320%, 06/07/22	5,000,000	4,995,920
Barclays Bank plc
0.180%, 04/07/22	5,000,000	4,999,815
BNP Paribas S.A.
0.490%, SOFR + 0.220%, 11/17/22 (d)	2,000,000	1,997,184
Cooperatieve Rabobank UA
0.840%, SOFR + 0.570%, 09/19/22 (d)	4,000,000	4,000,000
Credit Industriel et Commercial Zero Coupon, 04/14/22	8,000,000	7,998,640
Goldman Sachs Bank USA
0.470%, SOFR + 0.190%, 09/02/22 (d)	5,000,000	4,993,630
Mitsubishi UFJ Trust and Banking Corp.
0.430%, SOFR + 0.160%, 07/22/22 (d)	3,000,000	2,998,077
MUFG Bank Ltd.
0.250%, 05/04/22	5,000,000	4,998,530
National Australia Bank, Ltd. Zero Coupon, 04/25/22	2,500,000	2,499,100
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	2,200,000	2,199,626

Certificates of Deposit—(Continued)
Royal Bank of Canada
0.520%, SOFR + 0.250%, 01/11/23 (d)	5,000,000	4,988,310
Standard Chartered Bank (NY)
0.460%, SOFR + 0.190%, 08/25/22 (d)	3,000,000	2,997,550
Westpac Banking Corp.
0.500%, SOFR + 0.230%, 02/17/23 (d)	4,000,000	3,987,492

		59,649,470

Commercial Paper—1.2%
Macquarie Bank Ltd.
0.510%, SOFR + 0.230%, 08/04/22 (d)	2,000,000	1,998,462
Skandinaviska Enskilda Banken AB
0.200%, 04/28/22 (d)	4,000,000	3,998,480
UBS AG
0.350%, 06/08/22 (d)	4,000,000	3,993,984

		9,990,926

Repurchase Agreements—10.3%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $10,005,833; collateralized by various Common Stock with an aggregate market value of $11,114,568.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $4,002,411; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $4,080,538.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,900,024; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $2,958,001.	2,900,000	2,900,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $4,084,239; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $4,165,921.	4,084,209	4,084,209
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000

BHFTI-367

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $23,601,468; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $24,085,426.	23,600,000	$23,600,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $5,000,438; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $5,528,993.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $11,103,766.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $3,200,302; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $3,553,205.	3,200,000	3,200,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $15,000,150; collateralized by various Common Stock with an aggregate market value of $16,668,044.	15,000,000	15,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $5,000,057; collateralized by various Common Stock with an aggregate market value of $5,556,449.	5,000,000	5,000,000

		87,784,209

Security Description	Principal Amount*	Value

Time Deposit—0.6%
National Bank of Canada
0.370%, OBFR + 0.050%, 04/07/22 (d)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $162,480,049)		162,424,605

Total Investments—119.0% (Cost $923,703,191)		1,012,803,537
Other assets and liabilities (net)—(19.0)%		(161,630,865)

Net Assets—100.0%		$851,172,672

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $200,379,432 and the collateral received consisted of cash in the amount of $162,462,378 and non-cash collateral with a value of $44,769,304. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-368

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$835,781,475	$—	$—	$835,781,475
Total Short-Term Investment*	14,597,457	—	—	14,597,457
Total Securities Lending Reinvestments*	—	162,424,605	—	162,424,605
Total Investments	$850,378,932	$162,424,605	$—	$1,012,803,537

Collateral for Securities Loaned (Liability)	$—	$(162,462,378)	$—	$(162,462,378)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-369

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Boeing Co. (The) (a)	88,012	$16,854,298
L3Harris Technologies, Inc.	99,000	24,598,530

		41,452,828

Air Freight & Logistics—2.8%
United Parcel Service, Inc. - Class B	406,935	87,271,280

Airlines—0.7%
Southwest Airlines Co. (a)	465,968	21,341,334

Auto Components—0.6%
Magna International, Inc.	294,400	18,932,864

Banks—7.1%
Bank of America Corp.	1,134,403	46,760,092
Citigroup, Inc.	442,517	23,630,408
Fifth Third Bancorp	600,787	25,857,872
Huntington Bancshares, Inc. (b)	2,046,000	29,912,520
Wells Fargo & Co.	1,996,463	96,748,597

		222,909,489

Beverages—0.9%
Coca-Cola Co. (The)	467,209	28,966,958

Biotechnology—1.8%
AbbVie, Inc.	349,247	56,616,431

Capital Markets—3.3%
Charles Schwab Corp. (The) (b)	617,355	52,049,200
Goldman Sachs Group, Inc. (The) (b)	99,773	32,935,067
Morgan Stanley	193,944	16,950,706

		101,934,973

Chemicals—2.8%
CF Industries Holdings, Inc. (b)	397,348	40,950,685
International Flavors & Fragrances, Inc. (b)	333,606	43,812,476
RPM International, Inc.	37,568	3,059,538

		87,822,699

Commercial Services & Supplies—0.7%
Stericycle, Inc. (a) (b)	376,286	22,170,771

Communications Equipment—0.9%
Cisco Systems, Inc.	483,150	26,940,444

Containers & Packaging—2.1%
International Paper Co.	1,397,759	64,506,578

Diversified Financial Services—1.6%
Equitable Holdings, Inc.	1,663,123	51,407,132

Electric Utilities—4.7%
Entergy Corp.	198,137	23,132,495
NextEra Energy, Inc.	421,382	35,695,269
Southern Co. (The)	1,225,445	88,857,017

		147,684,781

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd. (b)	160,128	20,973,565

Entertainment—1.3%
Walt Disney Co. (The) (a)	295,118	40,478,385

Equity Real Estate Investment Trusts—3.8%
AvalonBay Communities, Inc.	128,990	32,037,246
Equinix, Inc.	12,000	8,899,440
Welltower, Inc. (b)	239,829	23,057,160
Weyerhaeuser Co.	1,470,401	55,728,198

		119,722,044

Food & Staples Retailing—1.5%
Walmart, Inc.	317,169	47,232,808

Food Products—2.8%
Bunge, Ltd. (b)	183,244	20,305,268
Conagra Brands, Inc. (b)	1,082,522	36,340,264
Tyson Foods, Inc. - Class A	345,380	30,956,409

		87,601,941

Health Care Equipment & Supplies—5.9%
Becton Dickinson & Co.	238,596	63,466,536
Hologic, Inc. (a)	332,069	25,509,540
Medtronic plc	443,503	49,206,658
Zimmer Biomet Holdings, Inc. (b)	353,693	45,237,335

		183,420,069

Health Care Providers & Services—4.5%
Anthem, Inc.	128,833	63,285,346
Cigna Corp.	204,699	49,047,928
CVS Health Corp.	279,390	28,277,062

		140,610,336

Hotels, Restaurants & Leisure—0.6%
Las Vegas Sands Corp. (a)	486,468	18,909,011

Household Products—1.1%
Kimberly-Clark Corp.	284,213	35,003,673

Industrial Conglomerates—4.1%
General Electric Co.	1,118,707	102,361,691
Siemens AG (ADR)	386,600	26,729,524

		129,091,215

Insurance—6.9%
American International Group, Inc.	1,716,471	107,742,885
Chubb, Ltd.	385,429	82,443,263
Hartford Financial Services Group, Inc. (The)	132,031	9,481,146
Marsh & McLennan Cos., Inc.	102,021	17,386,419

		217,053,713

Interactive Media & Services—0.8%
Alphabet, Inc. - Class C (a)	9,363	26,150,765

BHFTI-370

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.5%
Fiserv, Inc. (a) (b)	464,128	$47,062,579

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.	43,074	25,441,658

Machinery—2.0%
Cummins, Inc.	170,325	34,935,361
Illinois Tool Works, Inc. (b)	130,709	27,370,464

		62,305,825

Media—2.4%
Comcast Corp. - Class A	917,338	42,949,765
News Corp. - Class A	1,452,850	32,180,628

		75,130,393

Multi-Utilities—3.0%
Ameren Corp.	335,892	31,493,234
Sempra Energy	367,845	61,842,101

		93,335,335

Multiline Retail—0.5%
Kohl’s Corp. (b)	282,200	17,061,812

Oil, Gas & Consumable Fuels—7.0%
ConocoPhillips	549,226	54,922,600
Exxon Mobil Corp.	564,239	46,600,499
TC Energy Corp. (b)	625,438	35,287,212
TotalEnergies SE (ADR) (b)	1,598,952	80,811,034

		217,621,345

Pharmaceuticals—5.0%
Bristol-Myers Squibb Co.	111,000	8,106,330
Elanco Animal Health, Inc. (a)	597,009	15,575,965
Johnson & Johnson	350,948	62,198,514
Merck & Co., Inc.	471,161	38,658,760
Pfizer, Inc.	647,006	33,495,501

		158,035,070

Professional Services—0.1%
Nielsen Holdings plc (b)	138,474	3,772,032

Semiconductors & Semiconductor Equipment—4.0%
Applied Materials, Inc.	119,336	15,728,485
NXP Semiconductors NV	60,231	11,147,553
QUALCOMM, Inc.	383,382	58,588,437
Texas Instruments, Inc.	216,176	39,663,973

		125,128,448

Software—3.1%
Citrix Systems, Inc.	239,000	24,115,100
Microsoft Corp.	236,836	73,018,907

		97,134,007

Specialty Retail—1.3%
TJX Cos., Inc. (The)	674,992	40,891,015

Tobacco—1.1%
Philip Morris International, Inc.	367,161	34,491,104

Total Common Stocks (Cost $2,273,358,265)		3,043,616,710

Convertible Preferred Stocks—0.6%

Electric Utilities—0.4%
Southern Co. (The) 6.750%, 08/01/22	211,505	11,550,288

Health Care Equipment & Supplies—0.2%
Becton Dickinson and Co. 6.000%, 06/01/23 (b)	137,731	7,274,952

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. 5.000%, 02/01/23 (b)	19,833	807,996

Total Convertible Preferred Stocks (Cost $18,480,922)		19,633,236

Short-Term Investment—1.9%

Mutual Funds—1.9%
T. Rowe Price Treasury Reserve Fund (c)	60,111,716	60,111,716

Total Short-Term Investments (Cost $60,111,716)		60,111,716

Securities Lending Reinvestments (d)—3.4%

Certificates of Deposit—0.7%
Bank of Montreal 0.300%, 06/02/22	4,000,000	3,997,064
Barclays Bank plc 0.180%, 04/07/22	2,000,000	1,999,926
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (e)	1,000,000	998,592
Canadian Imperial Bank of Commerce (NY) 0.770%, SOFR + 0.500%, 03/03/23 (e)	3,000,000	3,001,906
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (e)	2,000,000	2,000,000
Credit Suisse Group AG 0.830%, 06/03/22	3,000,000	3,000,552
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (e)	2,000,000	1,997,452
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	1,000,000	999,830
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (e)	2,000,000	1,995,324

BHFTI-371

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (e)	1,000,000	$999,183
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (e)	3,000,000	2,990,619

		23,980,448

Commercial Paper—0.1%
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (e)	1,000,000	999,231
UBS AG 0.350%, 06/08/22	1,000,000	998,496

		1,997,727

Repurchase Agreements—2.0%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $6,055,340; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $6,176,402.	6,055,294	6,055,294
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $5,000,040; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $5,100,673.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $2,001,206; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $2,140,122.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,700,014; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,734,001.	1,700,000	1,700,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $20,000,144; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $20,400,133.	20,000,000	20,000,000

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $7,100,442; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $7,246,039.	7,100,000	7,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $11,103,766.	10,000,000	10,000,000

		61,855,294

Time Deposits—0.5%
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	2,000,000	2,000,000
Jyske Bank A/S 0.750%, 04/11/22	2,000,000	2,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (e)	3,000,000	3,000,000
Rabobank (New York) 0.310%, 04/01/22	2,000,000	2,000,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		15,000,000

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.240% (f)	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $104,854,577)		104,833,469

Total Investments—103.0% (Cost $2,456,805,480)		3,228,195,131
Other assets and liabilities (net)—(3.0)%		(94,815,678)

Net Assets—100.0%		$3,133,379,453

BHFTI-372

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $101,308,166 and the collateral received consisted of cash in the amount of $104,852,742. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,043,616,710	$—	$—	$3,043,616,710
Total Convertible Preferred Stocks*	19,633,236	—	—	19,633,236
Total Short-Term Investment*	60,111,716	—	—	60,111,716
Securities Lending Reinvestments
Certificates of Deposit	—	23,980,448	—	23,980,448
Commercial Paper	—	1,997,727	—	1,997,727
Repurchase Agreements	—	61,855,294	—	61,855,294
Time Deposits	—	15,000,000	—	15,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	102,833,469	—	104,833,469
Total Investments	$3,125,361,662	$102,833,469	$—	$3,228,195,131

Collateral for Securities Loaned (Liability)	$—	$(104,852,742)	$—	$(104,852,742)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-373

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.3%
BWX Technologies, Inc.	193,200	$10,405,752
Textron, Inc.	539,800	40,150,324

		50,556,076

Airlines—1.1%
Southwest Airlines Co. (a) (b)	371,600	17,019,280

Auto Components—0.2%
Aptiv plc (a)	23,100	2,765,301

Automobiles—1.2%
Rivian Automotive, Inc. † (a) (c)	378,009	18,358,196

Beverages—0.4%
Boston Beer Co., Inc. (The) - Class A (a) (b)	17,287	6,715,481

Biotechnology—4.0%
Alkermes plc (a) (b)	304,400	8,008,764
Alnylam Pharmaceuticals, Inc. (a) (b)	72,500	11,838,525
Apellis Pharmaceuticals, Inc. (a)	16,340	830,236
Argenx SE (ADR) (a)	30,585	9,643,756
Exact Sciences Corp. (a) (b)	68,000	4,754,560
Exelixis, Inc. (a) (b)	105,500	2,391,685
Ionis Pharmaceuticals, Inc. (a) (b)	197,500	7,315,400
Neurocrine Biosciences, Inc. (a)	68,600	6,431,250
Seagen, Inc. (a) (b)	46,500	6,698,325
Ultragenyx Pharmaceutical, Inc. (a) (b)	45,000	3,267,900

		61,180,401

Capital Markets—3.9%
Cboe Global Markets, Inc.	103,100	11,796,702
KKR & Co., Inc.	305,400	17,856,738
MarketAxess Holdings, Inc.	21,000	7,144,200
Raymond James Financial, Inc. (b)	45,900	5,044,869
Tradeweb Markets, Inc. - Class A (b)	197,700	17,371,899

		59,214,408

Chemicals—0.6%
RPM International, Inc. (b)	115,500	9,406,320

Commercial Services & Supplies—0.7%
Waste Connections, Inc.	72,700	10,156,190

Construction Materials—0.9%
Martin Marietta Materials, Inc.	34,838	13,408,798

Consumer Finance—0.1%
SoFi Technologies, Inc. (a) (b)	184,843	1,746,766

Containers & Packaging—4.6%
Ardagh Metal Packaging S.A. (a)	217,892	1,771,462
Avery Dennison Corp.	88,100	15,326,757
Ball Corp.	409,786	36,880,740
Sealed Air Corp. (b)	249,200	16,686,432

		70,665,391

Diversified Consumer Services—1.3%
Bright Horizons Family Solutions, Inc. (a) (b)	57,400	7,616,406
Terminix Global Holdings, Inc. (a) (b)	279,800	12,767,274

		20,383,680

Electrical Equipment—0.1%
Shoals Technologies Group, Inc. - Class A (a) (b)	114,800	1,956,192

Electronic Equipment, Instruments & Components—3.9%
Amphenol Corp. - Class A	127,200	9,584,520
Cognex Corp. (b)	92,900	7,167,235
Corning, Inc.	254,100	9,378,831
Keysight Technologies, Inc. (a)	121,100	19,130,167
Littelfuse, Inc. (b)	9,700	2,419,277
National Instruments Corp.	278,600	11,308,374

		58,988,404

Entertainment—1.7%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	201,300	14,058,792
Playtika Holding Corp. (a) (b)	136,600	2,640,478
Spotify Technology S.A. (a)	62,200	9,393,444

		26,092,714

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc. (b)	90,600	17,954,202

Food Products—0.3%
TreeHouse Foods, Inc. (a) (b)	147,800	4,768,028

Health Care Equipment & Supplies—9.5%
Alcon, Inc. (b)	146,400	11,613,912
Cooper Cos., Inc. (The) (b)	57,100	23,844,389
Dentsply Sirona, Inc.	76,800	3,780,096
Hologic, Inc. (a)	611,700	46,990,794
ICU Medical, Inc. (a) (b)	42,100	9,373,144
Ortho Clinical Diagnostics Holdings plc (a) (b)	271,800	5,071,788
Quidel Corp. (a) (b)	80,000	8,996,800
Teleflex, Inc.	99,923	35,455,678

		145,126,601

Health Care Providers & Services—1.6%
Acadia Healthcare Co., Inc. (a) (b)	236,300	15,484,739
Agilon Health, Inc. (a) (b)	58,451	1,481,733
Molina Healthcare, Inc. (a)	23,900	7,972,801

		24,939,273

Health Care Technology—1.5%
Doximity, Inc. - Class A (a) (b)	57,700	3,005,593
Multiplan Corp. (a) (b)	718,700	3,363,516
Veeva Systems, Inc. - Class A (a)	81,300	17,272,998

		23,642,107

Hotels, Restaurants & Leisure—4.8%
Chipotle Mexican Grill, Inc. (a) (b)	10,500	16,611,315
Domino’s Pizza, Inc. (b)	25,600	10,419,456

BHFTI-374

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
DraftKings, Inc. - Class A (a) (b)	184,900	$3,600,003
Hilton Worldwide Holdings, Inc. (a)	138,500	21,015,990
MGM Resorts International (b)	303,700	12,737,178
Vail Resorts, Inc.	34,500	8,979,315

		73,363,257

Household Products—0.4%
Reynolds Consumer Products, Inc. (b)	182,100	5,342,814

Industrial Conglomerates—0.9%
Roper Technologies, Inc.	30,000	14,166,900

Insurance—2.0%
Assurant, Inc.	93,300	16,964,739
Axis Capital Holdings, Ltd. (b)	165,100	9,983,597
Kemper Corp. (b)	56,900	3,217,126

		30,165,462

Interactive Media & Services—0.7%
IAC/InterActiveCorp. (a) (b)	42,700	4,281,956
Match Group, Inc. (a)	45,200	4,915,048
Vimeo, Inc. (a) (b)	162,356	1,928,789

		11,125,793

Internet & Direct Marketing Retail—0.6%
DoorDash, Inc. - Class A (a) (b)	25,200	2,953,188
Etsy, Inc. (a) (b)	41,800	5,194,904
Farfetch, Ltd. - Class A (a) (b)	111,933	1,692,427

		9,840,519

IT Services—1.6%
Broadridge Financial Solutions, Inc.	28,500	4,437,735
FleetCor Technologies, Inc. (a)	79,100	19,700,646
Thoughtworks Holding, Inc. (a) (b)	49,271	1,025,329

		25,163,710

Leisure Products—0.2%
Peloton Interactive, Inc. - Class A (a) (b)	92,222	2,436,505

Life Sciences Tools & Services—5.7%
Agilent Technologies, Inc.	205,600	27,207,048
Avantor, Inc. (a)	662,400	22,402,368
Bruker Corp. (b)	350,700	22,550,010
West Pharmaceutical Services, Inc.	37,518	15,409,018

		87,568,444

Machinery—4.8%
Colfax Corp. (a) (b)	415,202	16,520,888
Fortive Corp.	213,700	13,020,741
IDEX Corp.	60,400	11,580,492
Ingersoll Rand, Inc.	632,700	31,856,445

		72,978,566

Multiline Retail—2.4%
Dollar General Corp. (b)	93,000	20,704,590
Dollar Tree, Inc. (a)	98,000	15,694,700

		36,399,290

Oil, Gas & Consumable Fuels—0.2%
Venture Global LNG, Inc. - Series B † (a) (c) (d)	78	464,113
Venture Global LNG, Inc. - Series C † (a) (c) (d)	540	3,213,092

		3,677,205

Personal Products—0.1%
Olaplex Holdings, Inc. (a) (b)	89,571	1,399,995

Pharmaceuticals—3.4%
Catalent, Inc. (a)	336,100	37,273,490
Elanco Animal Health, Inc. (a)	261,700	6,827,753
Perrigo Co. plc	189,300	7,274,799

		51,376,042

Professional Services—4.8%
Clarivate plc (a) (b)	531,679	8,910,940
CoStar Group, Inc. (a) (b)	189,583	12,628,124
Equifax, Inc.	55,500	13,159,050
Leidos Holdings, Inc.	50,400	5,444,208
TransUnion	193,900	20,037,626
Upwork, Inc. (a)	49,400	1,148,056
Verisk Analytics, Inc. (b)	55,300	11,869,039

		73,197,043

Real Estate Management & Development—0.1%
eXp World Holdings, Inc. (b)	36,300	768,471

Road & Rail—1.6%
J.B. Hunt Transport Services, Inc.	118,500	23,793,615

Semiconductors & Semiconductor Equipment—7.6%
Entegris, Inc.	37,200	4,882,872
KLA Corp.	62,700	22,951,962
Lattice Semiconductor Corp. (a) (b)	50,000	3,047,500
Marvell Technology, Inc. (b)	471,900	33,839,949
Microchip Technology, Inc.	521,300	39,170,482
Skyworks Solutions, Inc.	78,700	10,489,136
Wolfspeed, Inc. (a) (b)	22,100	2,516,306

		116,898,207

Software—7.5%
Atlassian Corp. plc - Class A (a)	23,600	6,934,388
Bill.com Holdings, Inc. (a) (b)	34,600	7,846,934
Black Knight, Inc. (a)	170,100	9,864,099
CCC Intelligent Solutions Holdings, Inc. (a) (b)	385,318	4,253,911
Ceridian HCM Holding, Inc. (a) (b)	184,400	12,605,584
Clear Secure, Inc. - Class A (a) (b)	27,527	739,926
Crowdstrike Holdings, Inc. - Class A (a)	40,600	9,219,448
DocuSign, Inc. (a)	69,300	7,423,416
Fortinet, Inc. (a)	73,900	25,254,586
Hashicorp, Inc. - Class A (a) (b)	2,577	139,158

BHFTI-375

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
nCino, Inc. (a) (b)	39,600	$1,622,808
Paylocity Holding Corp. (a)	7,000	1,440,390
Procore Technologies, Inc. (a) (b)	16,364	948,457
PTC, Inc. (a) (b)	81,800	8,811,496
SentinelOne, Inc. - Class A (a)	50,472	1,955,285
Synopsys, Inc. (a)	19,700	6,565,419
Trade Desk, Inc. (The) - Class A (a)	139,400	9,653,450

		115,278,755

Specialty Retail—3.4%
Bath & Body Works, Inc. (b)	125,500	5,998,900
Burlington Stores, Inc. (a) (b)	110,400	20,111,568
Five Below, Inc. (a) (b)	34,600	5,479,602
O’Reilly Automotive, Inc. (a)	20,400	13,973,184
Ross Stores, Inc.	65,100	5,888,946
Warby Parker, Inc. - Class A (a) (b)	24,116	815,362

		52,267,562

Textiles, Apparel & Luxury Goods—0.5%
Deckers Outdoor Corp. (a) (b)	16,700	4,571,959
Lululemon Athletica, Inc. (a)	9,000	3,287,070

		7,859,029

Total Common Stocks (Cost $954,656,263)		1,460,110,993

Convertible Preferred Stocks—0.5%

Automobiles—0.1%
Nuro, Inc. - Series D † (a) (c) (d)	37,838	788,760
Sila Nano, Inc. - Series F † (a) (c) (d)	43,934	1,369,423

		2,158,183

Commercial Services & Supplies—0.1%
Redwood Materials, Inc. - Series C † (a) (c) (d)	18,350	956,952

Health Care Providers & Services—0.1%
Caris Life Sciences, Inc. - Series D † (a) (c) (d)	156,199	1,265,212

Internet & Direct Marketing Retail—0.1%
Maplebear, Inc. - Series E † (a) (c) (d)	21,660	2,079,360
Maplebear, Inc. - Series I † (a) (c) (d)	3,514	337,344

		2,416,704

Software—0.1%
Databricks, Inc. - Series G † (a) (c) (d)	3,374	559,679
Databricks, Inc. - Series H † (a) (c) (d)	4,062	673,805

		1,233,484

Total Convertible Preferred Stocks (Cost $9,274,549)		8,030,535

Short-Term Investment—3.9%
Security Description	Shares/ Principal Amount*	Value

Mutual Funds—3.9%
T. Rowe Price Treasury Reserve Fund (e)	59,267,136	$59,267,136

Total Short-Term Investments (Cost $59,267,136)		59,267,136

Securities Lending Reinvestments (f)—13.4%

Certificates of Deposit—5.0%
Bank of Montreal 0.300%, 06/02/22	4,000,000	3,997,064
Bank of Nova Scotia 0.520%, SOFR + 0.250%, 02/17/23 (g)	2,000,000	1,995,555
Barclays Bank plc 0.180%, 04/07/22	5,000,000	4,999,815
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (g)	2,000,000	1,997,184
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (g)	4,000,000	3,994,061
0.770%, SOFR + 0.500%, 03/03/23 (g)	4,000,000	4,002,540
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (g)	3,000,000	3,000,000
Credit Agricole S.A. 0.590%, 05/24/22	3,000,000	2,999,640
Credit Industriel et Commercial Zero Coupon, 04/14/22	6,000,000	5,998,980
Credit Suisse Group AG 0.830%, 06/03/22	5,000,000	5,000,920
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (g)	4,000,000	3,994,904
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (g)	3,000,000	2,998,077
Natixis S.A. (New York) 0.330%, 06/09/22	2,000,000	1,998,308
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (g)	3,000,000	2,999,994
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	2,200,000	2,199,626
0.720%, SOFR + 0.440%, 09/26/22 (g)	3,000,000	3,000,598
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (g)	5,000,000	4,988,310
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (g)	2,000,000	1,998,367
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (g)	5,000,000	4,995,115
0.720%, SOFR + 0.450%, 09/06/22 (g)	3,000,000	2,999,790
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 04/19/22	3,000,000	2,999,250
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (g)	3,000,000	2,990,619

		76,148,717

Commercial Paper—0.3%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (g)	2,000,000	2,000,798

BHFTI-376

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (g)	3,000,000	$2,997,693

		4,998,491

Repurchase Agreements—6.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $5,100,673.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $5,350,305.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,900,024; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $2,958,001.	2,900,000	2,900,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $24,072,063; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $24,553,487.	24,071,889	24,071,889
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $8,100,072; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $8,266,608.	8,100,000	8,100,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $10,900,678; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $11,124,201.	10,900,000	10,900,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $16,601,453; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $18,356,258.	16,600,000	16,600,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $700,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $777,264.	700,000	700,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,500,141; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,665,565.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $12,500,125; collateralized by various Common Stock with an aggregate market value of $13,890,037.	12,500,000	12,500,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $3,000,034; collateralized by various Common Stock with an aggregate market value of $3,333,869.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,000,163; collateralized by various Common Stock with an aggregate market value of $2,222,579.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $10,000,111; collateralized by various Common Stock with an aggregate market value of $11,266,654.	10,000,000	10,000,000

		102,271,889

Time Deposits—1.3%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	2,000,000	2,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	5,000,000	5,000,000
Jyske Bank A/S 0.750%, 04/11/22	3,000,000	3,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (g)	5,000,000	5,000,000
Skandi (NY) 0.300%, 04/01/22	5,000,000	5,000,000

		20,000,000

Mutual Funds—0.1%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (h)	1,000,000	1,000,000

BHFTI-377

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.250% (h)	1,000,000	$1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $205,471,135)		205,419,097

Total Investments—113.2% (Cost $1,228,669,083)		1,732,827,761
Other assets and liabilities (net)—(13.2)%		(201,637,603)

Net Assets—100.0%		$1,531,190,158

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $30,065,936, which is 2.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.

(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $199,544,009 and the collateral received consisted of cash in the amount of $205,462,375 and non-cash collateral with a value of $1,838,456. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 2.0% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$1,265,212
Databricks, Inc. - Series G	02/01/21	3,374	598,439	559,679
Databricks, Inc. - Series H	08/31/21	4,062	895,478	673,805
Maplebear, Inc. - Series E	11/19/21	21,660	2,604,276	2,079,360
Maplebear, Inc. - Series I	02/26/21	3,514	439,250	337,344
Nuro, Inc. Series D	10/29/21	37,838	788,760	788,760
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	956,952
Rivian Automotive, Inc.	12/23/19-07/10/20	378,009	4,552,858	18,358,196
Sila Nano, Inc. - Series F	01/07/21	43,934	1,813,280	1,369,423
Venture Global LNG, Inc. - Series B	10/16/17-03/08/18	78	235,560	464,113
Venture Global LNG, Inc. - Series C	03/18/18	540	1,987,525	3,213,092

				$30,065,936

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-378

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$50,556,076	$—	$—	$50,556,076
Airlines	17,019,280	—	—	17,019,280
Auto Components	2,765,301	—	—	2,765,301
Automobiles	—	18,358,196	—	18,358,196
Beverages	6,715,481	—	—	6,715,481
Biotechnology	61,180,401	—	—	61,180,401
Capital Markets	59,214,408	—	—	59,214,408
Chemicals	9,406,320	—	—	9,406,320
Commercial Services & Supplies	10,156,190	—	—	10,156,190
Construction Materials	13,408,798	—	—	13,408,798
Consumer Finance	1,746,766	—	—	1,746,766
Containers & Packaging	70,665,391	—	—	70,665,391
Diversified Consumer Services	20,383,680	—	—	20,383,680
Electrical Equipment	1,956,192	—	—	1,956,192
Electronic Equipment, Instruments & Components	58,988,404	—	—	58,988,404
Entertainment	26,092,714	—	—	26,092,714
Food & Staples Retailing	17,954,202	—	—	17,954,202
Food Products	4,768,028	—	—	4,768,028
Health Care Equipment & Supplies	145,126,601	—	—	145,126,601
Health Care Providers & Services	24,939,273	—	—	24,939,273
Health Care Technology	23,642,107	—	—	23,642,107
Hotels, Restaurants & Leisure	73,363,257	—	—	73,363,257
Household Products	5,342,814	—	—	5,342,814
Industrial Conglomerates	14,166,900	—	—	14,166,900
Insurance	30,165,462	—	—	30,165,462
Interactive Media & Services	11,125,793	—	—	11,125,793
Internet & Direct Marketing Retail	9,840,519	—	—	9,840,519
IT Services	25,163,710	—	—	25,163,710
Leisure Products	2,436,505	—	—	2,436,505
Life Sciences Tools & Services	87,568,444	—	—	87,568,444
Machinery	72,978,566	—	—	72,978,566
Multiline Retail	36,399,290	—	—	36,399,290
Oil, Gas & Consumable Fuels	—	—	3,677,205	3,677,205
Personal Products	1,399,995	—	—	1,399,995
Pharmaceuticals	51,376,042	—	—	51,376,042
Professional Services	73,197,043	—	—	73,197,043
Real Estate Management & Development	768,471	—	—	768,471
Road & Rail	23,793,615	—	—	23,793,615
Semiconductors & Semiconductor Equipment	116,898,207	—	—	116,898,207
Software	115,278,755	—	—	115,278,755
Specialty Retail	52,267,562	—	—	52,267,562
Textiles, Apparel & Luxury Goods	7,859,029	—	—	7,859,029
Total Common Stocks	1,438,075,592	18,358,196	3,677,205	1,460,110,993
Total Convertible Preferred Stocks*	—	—	8,030,535	8,030,535
Total Short-Term Investment*	59,267,136	—	—	59,267,136

BHFTI-379

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$76,148,717	$—	$76,148,717
Commercial Paper	—	4,998,491	—	4,998,491
Repurchase Agreements	—	102,271,889	—	102,271,889
Time Deposits	—	20,000,000	—	20,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	203,419,097	—	205,419,097
Total Investments	$1,499,342,728	$221,777,293	$11,707,740	$1,732,827,761

Collateral for Securities Loaned (Liability)	$—	$(205,462,375)	$—	$(205,462,375)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2021	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2022	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2022
Common Stocks
Oil, Gas & Consumable Fuels	$3,677,205	—	$3,677,205	—
Convertible Preferred Stocks			—
Automobiles	2,602,039	(443,856)	2,158,183	(443,856)
Commercial Services & Supplies	869,854	87,098	956,952	87,098
Health Care Providers & Services	1,265,212	—	1,265,212	—
Internet & Direct Marketing Retail	2,989,413	(572,709)	2,416,704	(572,709)
Software	1,677,710	(444,226)	1,233,484	(444,226)

	$13,081,433	$(1,373,693)	$11,707,740	$(1,373,693)

BHFTI-380

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

	Fair Value at March 31, 2022		Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Oil, Gas & Consumable Fuels	$3,677,205		Discounted Projected Multiple	Forward Enterprise Value/EBITDA	12.5x	12.5x	12.5x	Increase
				Discount Rate	20.00%	20.00%	20.00%	Decrease
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
			Comparable Company Analysis	Enterprise Value/EBITDA	10.5x	10.5x	10.5x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Convertible Preferred Stocks
Automobiles	1,369,423	(a)	Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
			Comparable Company Analysis	Enterprise Value/Revenue	6.2x	6.2x	6.2x	Increase
				Enterprise Value/EBITDA	4.3x	4.3x	4.3x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	788,760		Market Transaction Method	Precedent Transaction	$20.85	$20.85	$20.85	Increase
Commercial Services & Supplies	956,952	(a)	Market Transaction Method	Precedent Transaction	$47.40	$47.40	$47.40	Increase
			Comparable Company Analysis	Enterprise Value/Revenue	4.7x	4.7x	4.7x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Health Care Providers & Services	1,265,212		Market Transaction Method	Precedent Transaction	$8.10	$8.10	$8.10	Increase
Internet & Direct Marketing Retail	2,416,704	(a)	Market Transaction Method	Precedent Transaction	$118.75	$125.00	$121.88	Increase
			Comparable Company Analysis	Enterprise Value/EBITDA	12.7x	95.2x	43.3x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	1,233,484		Market Transaction Method	Precedent Transaction	$220.45	$220.45	$220.45	Increase
			Comparable Company Analysis	Enterprise Value/Revenue	10.5x	16.8x	13.7x	Increase
				Enterprise Value/Gross Profit	14.1x	23.2x	18.7x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease

(a)	For the period ended March 31, 2022, the valuation technique changed to a multi-tiered approach. The investments were previously valued utilizing only the precedent transaction price.

The change was due to the consideration of the market environment and the most recent financial information that was available at the time the investments were valued.

BHFTI-381

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—70.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—32.2%
Fannie Mae 15 Yr. Pool
3.000%, 06/01/32	574,913	$580,892
Fannie Mae 20 Yr. Pool
2.000%, 08/01/40	2,556,993	2,400,527
2.000%, 10/01/40	6,483,517	6,086,173
2.000%, 11/01/40	3,799,710	3,566,729
2.000%, 07/01/41	4,124,000	3,870,293
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	8,572,733	8,522,482
3.000%, 09/01/49	4,585,409	4,511,536
3.500%, 01/01/48	3,043,122	3,073,777
3.500%, 02/01/48	1,627,006	1,648,352
4.000%, 06/01/47	851,032	875,946
4.500%, 02/01/46	1,501,840	1,583,817
4.500%, 05/01/48	4,359,072	4,534,345
4.500%, 08/01/48	795,801	827,971
Fannie Mae Pool
2.455%, 04/01/40	2,790,000	2,453,816
3.000%, 10/01/49	1,094,448	1,059,178
3.500%, 01/01/44	2,765,419	2,823,597
4.000%, 08/01/42	407,424	427,505
Fannie Mae REMICS (CMO)
3.000%, 06/25/48	1,952,912	1,934,619
3.500%, 01/25/47	2,905,334	2,926,326
3.500%, 06/25/47	1,450,346	1,466,330
Freddie Mac 15 Yr. Gold Pool
3.000%, 03/01/31	877,596	887,368
3.000%, 06/01/33	247,469	250,213
3.500%, 11/01/33	1,253,036	1,282,148
3.500%, 01/01/34	2,211,269	2,278,368
Freddie Mac 30 Yr. Gold Pool
3.000%, 09/01/46	1,033,037	1,027,063
3.000%, 10/01/46	2,765,158	2,754,826
3.000%, 11/01/46	4,271,773	4,254,929
3.000%, 01/01/47	5,261,257	5,225,366
3.500%, 01/01/44	2,031,261	2,073,225
3.500%, 04/01/45	3,231,214	3,297,835
3.500%, 11/01/45	328,296	334,148
3.500%, 06/01/46	1,203,290	1,216,947
3.500%, 08/01/46	1,408,807	1,437,879
3.500%, 04/01/47	7,277,625	7,410,385
3.500%, 12/01/47	11,455,751	11,633,239
3.500%, 01/01/48	13,433,768	13,663,973
3.500%, 03/01/48	9,544,777	9,683,693
4.000%, 01/01/45	2,259,857	2,360,190
4.000%, 12/01/45	5,074,578	5,311,846
4.000%, 03/01/48	432,972	449,166
4.000%, 06/01/48	29,492	30,542
4.000%, 11/01/48	698,823	725,038
4.500%, 10/01/48	1,634,677	1,702,950
5.000%, 06/01/48	462,263	489,570
5.000%, 08/01/48	76,754	81,460
5.000%, 10/01/48	943,612	998,516
Freddie Mac 30 Yr. Pool
3.000%, 01/01/50	6,104,419	6,009,233

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	$5,839,516
Freddie Mac REMICS (CMO) 3.000%, 04/15/48	830,845	819,020
Ginnie Mae II 30 Yr. Pool 2.000%, TBA (a)	9,750,000	9,274,687
2.500%, TBA (a)	26,700,000	25,895,871
3.000%, 10/20/46	910,562	907,026
3.000%, 12/20/46	2,848,517	2,837,448
3.000%, 04/20/47	582,780	580,525
3.000%, 11/20/47	1,039,928	1,035,480
3.500%, 04/20/46	2,079,123	2,119,357
3.500%, 05/20/46	924,527	941,971
3.500%, 06/20/46	204,539	208,211
3.500%, 11/20/46	3,101,803	3,151,232
3.500%, 01/20/47	529,894	538,577
3.500%, 09/20/47	1,007,324	1,025,396
3.500%, 11/20/47	2,036,113	2,065,480
4.000%, 11/20/47	1,053,703	1,091,156
4.000%, 12/20/47	942,694	976,183
4.000%, 03/20/48	688,314	712,762
4.000%, 10/20/48	1,364,321	1,404,289
4.500%, 02/20/47	1,931,428	2,044,852
4.500%, 06/20/47	3,059,375	3,209,482
5.000%, 06/20/47	1,666,968	1,782,333
5.000%, 09/20/47	896,944	958,293
Ginnie Mae II Pool 3.000%, 10/20/49	1,070,763	1,052,321
3.500%, 07/20/49	164,062	162,638
Government National Mortgage Association (CMO) 3.500%, 09/20/48	1,641,623	1,661,085
Uniform Mortgage-Backed Securities 15 Yr. Pool 2.000%, TBA (a)	25,050,000	24,328,834
2.500%, TBA (a)	19,550,000	19,320,135
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.000%, TBA (a)	143,700,000	133,173,714
2.500%, TBA (a)	161,925,000	154,166,331
3.000%, TBA (a)	52,575,000	51,345,081

		596,673,613

Federal Agencies—1.6%
Federal Home Loan Banks 1.040%, 06/14/24	20,515,000	19,998,171
1.610%, 09/04/24	9,855,000	9,696,169

		29,694,340

U.S. Treasury—36.4%
U.S. Treasury Bonds 1.875%, 11/15/51 (b)	7,307,000	6,409,609
2.000%, 11/15/41	73,957,000	66,919,529
2.250%, 05/15/41	25,855,000	24,407,726
2.250%, 02/15/52 (b)	32,385,000	31,059,239
2.375%, 02/15/42	4,190,000	4,041,386
U.S. Treasury Inflation Indexed Bond
0.125%, 02/15/52 (c)	3,172,446	3,285,836

BHFTI-382

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.750%, 12/31/23 (b)	32,179,000	$31,344,357
0.875%, 01/31/24 (b)	46,570,000	45,383,920
1.250%, 12/31/26	10,680,000	10,090,514
1.500%, 02/29/24 (b)	64,592,000	63,650,875
1.500%, 01/31/27 (b)	40,148,000	38,366,433
1.750%, 03/15/25 (b)	125,621,000	122,961,367
1.875%, 02/28/27 (b)	104,825,000	102,016,017
1.875%, 02/15/32	2,960,000	2,842,525
2.250%, 03/31/24	32,040,000	31,996,195
2.500%, 03/31/27	88,935,000	89,129,546

		673,905,074

Total U.S. Treasury & Government Agencies (Cost $1,322,450,414)		1,300,273,027

Corporate Bonds & Notes—28.6%

Aerospace/Defense—0.3%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,500,000	1,505,088
Boeing Co. (The) 1.433%, 02/04/24	3,500,000	3,385,231

		4,890,319

Agriculture—0.6%
BAT Capital Corp. 4.390%, 08/15/37	830,000	771,831
4.540%, 08/15/47 (b)	5,585,000	4,983,982
5.650%, 03/16/52	430,000	436,225
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	2,800,000	2,773,935
Reynolds American, Inc. 5.700%, 08/15/35 (b)	1,170,000	1,234,446
5.850%, 08/15/45	1,805,000	1,857,213

		12,057,632

Airlines—0.1%
American Airlines Pass-Through Trust 4.000%, 07/15/25	888,024	824,139
U.S. Airways Pass-Through Trust 6.250%, 04/22/23	1,079,130	1,087,178

		1,911,317

Auto Manufacturers—0.3%
General Motors Co. 4.875%, 10/02/23	3,330,000	3,430,909
General Motors Financial Co., Inc. 3.150%, 06/30/22	1,290,000	1,293,193
3.450%, 04/10/22	405,000	405,137

		5,129,239

Banks—9.3%
Bank of America Corp. 1.658%, SOFR + 0.910%, 03/11/27 (b) (d)	9,885,000	9,214,522
1.734%, SOFR + 0.960%, 07/22/27 (b) (d)	1,591,000	1,477,538
2.087%, SOFR + 1.060%, 06/14/29 (b) (d)	3,640,000	3,324,934
2.687%, SOFR + 1.320%, 04/22/32 (d)	605,000	556,380
2.972%, SOFR + 1.330%, 02/04/33 (b) (d)	3,360,000	3,148,296
3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	6,139,000	6,154,500
3.970%, 3M LIBOR + 1.070%, 03/05/29 (b) (d)	990,000	1,005,066
Citigroup, Inc.
1.281%, SOFR + 0.528%, 11/03/25 (b) (d)	1,695,000	1,612,976
1.462%, SOFR + 0.770%, 06/09/27 (b) (d)	5,180,000	4,757,248
2.561%, SOFR + 1.167%, 05/01/32 (d)	925,000	834,137
3.057%, SOFR + 1.351%, 01/25/33 (b) (d)	3,655,000	3,414,989
3.070%, SOFR + 1.280%, 02/24/28 (b) (d)	960,000	935,000
3.785%, SOFR + 1.939%, 03/17/33 (d)	2,390,000	2,369,275
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (b) (d)	1,310,000	1,171,659
2.193%, SOFR + 2.044%, 06/05/26 (144A) (d)	5,220,000	4,902,006
2.593%, SOFR + 1.560%, 09/11/25 (144A) (d)	490,000	473,345
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b) (d)	2,690,000	2,426,104
3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (d)	785,000	766,030
4.282%, 01/09/28 (144A)	340,000	339,615
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (d)	3,140,000	2,835,730
Goldman Sachs Group, Inc. (The) 0.925%, SOFR + 0.486%, 10/21/24 (d)	2,060,000	1,996,763
1.093%, SOFR + 0.789%, 12/09/26 (d)	1,025,000	938,529
1.217%, 12/06/23 (b)	5,155,000	5,030,392
1.431%, SOFR + 0.798%, 03/09/27 (b) (d)	5,605,000	5,165,012
1.542%, SOFR + 0.818%, 09/10/27 (d)	1,970,000	1,800,440
1.948%, SOFR + 0.913%, 10/21/27 (d)	3,925,000	3,647,694
3.102%, SOFR + 1.410%, 02/24/33 (d)	3,800,000	3,581,832
3.200%, 02/23/23 (b)	875,000	882,778
HSBC Holdings plc 2.013%, SOFR + 1.732%, 09/22/28 (b) (d)	5,400,000	4,896,399
2.206%, SOFR + 1.285%, 08/17/29 (b) (d)	2,880,000	2,590,461
2.251%, SOFR + 1.100%, 11/22/27 (d)	675,000	628,922
2.633%, SOFR + 1.402%, 11/07/25 (d)	1,835,000	1,789,859
2.804%, SOFR + 1.187%, 05/24/32 (d)	2,180,000	1,980,834
2.871%, SOFR + 1.410%, 11/22/32 (d)	1,025,000	931,732
JPMorgan Chase & Co. 0.697%, SOFR + 0.580%, 03/16/24 (d)	3,935,000	3,860,251
0.969%, 3M TSFR + 0.580%, 06/23/25 (b) (d)	3,930,000	3,752,214
1.578%, SOFR + 0.885%, 04/22/27 (d)	5,370,000	5,001,500
2.005%, 3M TSFR + 1.585%, 03/13/26 (d)	1,700,000	1,638,915
2.083%, SOFR + 1.850%, 04/22/26 (d)	450,000	434,252
2.545%, SOFR + 1.180%, 11/08/32 (d)	1,010,000	922,884
2.580%, SOFR + 1.250%, 04/22/32 (d)	1,910,000	1,749,852
2.947%, SOFR + 1.170%, 02/24/28 (b) (d)	1,250,000	1,219,845
2.963%, SOFR + 1.260%, 01/25/33 (b) (d)	4,010,000	3,780,441
Lloyds Banking Group plc 1.627%, 1Y H15 + 0.850%, 05/11/27 (b) (d)	1,200,000	1,100,342
2.907%, 3M LIBOR + 0.810%, 11/07/23 (d)	2,010,000	2,012,822
3.750%, 1Y H15 + 1.800%, 03/18/28 (d)	1,085,000	1,081,824
3.870%, 1Y H15 + 3.500%, 07/09/25 (b) (d)	2,515,000	2,541,484

BHFTI-383

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Macquarie Group, Ltd. 2.871%, SOFR + 1.532%, 01/14/33 (144A) (d)	5,160,000	$4,579,845
4.442%, SOFR + 2.405%, 06/21/33 (144A) (b)	1,210,000	1,221,314
Morgan Stanley 1.164%, SOFR + 0.560%, 10/21/25 (b) (d)	5,365,000	5,096,423
1.593%, SOFR + 0.879%, 05/04/27 (d)	2,740,000	2,545,684
2.239%, SOFR + 1.178%, 07/21/32 (d)	645,000	571,553
2.511%, SOFR + 1.200%, 10/20/32 (d)	1,405,000	1,266,381
2.943%, SOFR + 1.290%, 01/21/33 (d)	2,735,000	2,564,714
3.875%, 01/27/26	2,010,000	2,048,236
NatWest Group plc 4.269%, 3M LIBOR + 1.762%, 03/22/25 (d)	3,830,000	3,874,424
Santander UK Group Holdings plc 1.089%, SOFR + 0.787%, 03/15/25 (b) (d)	3,445,000	3,276,759
1.532%, 1Y H15 + 1.250%, 08/21/26 (d)	330,000	303,348
1.673%, SOFR + 0.989%, 06/14/27 (b) (d)	1,250,000	1,137,279
2.469%, SOFR + 1.220%, 01/11/28 (d)	725,000	674,291
Santander UK plc 5.000%, 11/07/23 (144A)	3,950,000	4,040,257
UBS AG 0.700%, 08/09/24 (144A) (b)	3,150,000	2,986,652
Wells Fargo & Co. 2.164%, 3M LIBOR + 0.750%, 02/11/26 (b) (d)	2,885,000	2,790,569
2.393%, SOFR + 2.100%, 06/02/28 (b) (d)	6,130,000	5,796,529
3.350%, SOFR + 1.500%, 03/02/33 (b) (d)	5,085,000	4,941,820
3.526%, SOFR + 1.510%, 03/24/28 (b) (d)	4,740,000	4,730,481
5.013%, SOFR + 4.502%, 04/04/51 (b) (d)	755,000	896,012

		172,020,194

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36 (b)	1,500,000	1,608,773
4.900%, 02/01/46	2,374,000	2,640,232
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/48 (b)	1,200,000	1,295,129
Bacardi, Ltd. 4.450%, 05/15/25 (144A)	405,000	414,511
5.300%, 05/15/48 (144A)	1,105,000	1,234,790

		7,193,435

Biotechnology—0.2%
Amgen, Inc. 3.350%, 02/22/32	1,155,000	1,144,191
4.200%, 02/22/52 (b)	680,000	703,252
4.400%, 02/22/62	965,000	998,049

		2,845,492

Chemicals—0.2%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A)	4,273,000	3,814,362
5.000%, 09/26/48 (b)	460,000	504,530

		4,318,892

Commercial Services—0.1%
S&P Global, Inc. 4.750%, 08/01/28 (144A)	1,500,000	1,611,519

Cosmetics/Personal Care—0.2%
GSK Consumer Healthcare Capital U.S. LLC 3.625%, 03/24/32 (144A) (b)	3,750,000	3,746,475

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/30/32 (b)	4,300,000	3,876,276
3.500%, 01/15/25 (b)	1,765,000	1,734,050
3.875%, 01/23/28	475,000	462,963
Air Lease Corp. 2.300%, 02/01/25	4,715,000	4,535,220
American Express Co. 2.550%, 03/04/27	1,930,000	1,876,585
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 (144A)	1,274,000	1,125,392
2.875%, 02/15/25 (144A)	1,995,000	1,915,556
3.950%, 07/01/24 (144A)	560,000	558,188
Capital One Financial Corp. 3.273%, SOFR + 1.790%, 03/01/30 (d)	2,700,000	2,607,000
Charles Schwab Corp.(The) 2.900%, 03/03/32	2,895,000	2,787,321
Intercontinental Exchange, Inc. 1.850%, 09/15/32 (b)	2,155,000	1,861,151
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A) (b)	2,330,000	2,346,563
5.500%, 02/15/24 (144A) (b)	390,000	399,160
Raymond James Financial, Inc. 4.950%, 07/15/46 (b)	995,000	1,114,141

		27,199,566

Electric—1.7%
Appalachian Power Co. 3.300%, 06/01/27 (b)	760,000	764,092
4.450%, 06/01/45	1,440,000	1,453,286
Duke Energy Carolinas LLC 4.250%, 12/15/41	1,300,000	1,359,565
Duke Energy Corp. 2.550%, 06/15/31 (b)	680,000	621,722
Duke Energy Progress LLC 4.100%, 05/15/42	1,000,000	1,030,054
4.100%, 03/15/43 (b)	2,325,000	2,368,558
El Paso Electric Co. 3.300%, 12/15/22	825,000	829,220
Evergy Metro, Inc. 4.200%, 03/15/48	2,250,000	2,335,555
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,446,525
Florida Power & Light Co. 3.990%, 03/01/49	2,000,000	2,138,048
International Transmission Co. 4.625%, 08/15/43	2,750,000	3,025,038
MidAmerican Energy Co. 4.800%, 09/15/43	905,000	1,028,751

BHFTI-384

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
PacifiCorp 3.350%, 07/01/25	2,000,000	$2,006,295
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	570,000	548,505
4.150%, 04/15/25 (144A)	2,800,000	2,817,804
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,116,904
Southwestern Electric Power Co. 4.100%, 09/15/28	3,000,000	3,059,421

		31,949,343

Entertainment—0.4%
Magallanes, Inc. 4.279%, 03/15/32 (144A) (b)	1,795,000	1,802,985
5.050%, 03/15/42 (144A)	3,805,000	3,881,215
5.141%, 03/15/52 (144A)	1,905,000	1,948,995

		7,633,195

Food—0.4%
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.000%, 05/15/32 (144A) (b)	2,285,000	2,056,523
3.750%, 12/01/31 (144A) (b)	380,000	352,729
4.375%, 02/02/52 (144A) (b)	1,500,000	1,304,825
Kraft Heinz Foods Co. 4.875%, 10/01/49 (b)	1,645,000	1,733,221
5.000%, 07/15/35 (b)	721,000	768,608
5.200%, 07/15/45 (b)	1,915,000	2,072,988

		8,288,894

Gas—0.5%
KeySpan Gas East Corp. 3.586%, 01/18/52 (144A) (b)	5,000,000	4,434,921
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	3,979,015
Spire, Inc. 4.700%, 08/15/44	1,000,000	1,019,606

		9,433,542

Healthcare-Services—2.0%
Aetna, Inc. 2.800%, 06/15/23 (b)	2,000,000	2,007,411
Anthem, Inc. 3.650%, 12/01/27 (b)	2,235,000	2,281,035
Centene Corp. 3.000%, 10/15/30 (b)	4,362,000	4,006,366
CommonSpirit Health 2.782%, 10/01/30	870,000	810,792
3.347%, 10/01/29	1,050,000	1,019,443
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A) (b)	2,050,000	1,896,513
HCA, Inc. 2.375%, 07/15/31 (b)	465,000	415,574
3.625%, 03/15/32 (144A) (b)	1,875,000	1,837,415
4.125%, 06/15/29	2,493,000	2,541,122

Healthcare-Services—(Continued)
HCA, Inc.
4.625%, 03/15/52 (144A)	970,000	977,538
5.250%, 04/15/25 (b)	1,000,000	1,052,811
5.250%, 06/15/26	1,505,000	1,588,536
5.250%, 06/15/49 (b)	3,200,000	3,504,514
5.500%, 06/15/47 (b)	1,000,000	1,128,399
Humana, Inc. 3.700%, 03/23/29	4,685,000	4,700,465
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,429,298
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	2,161,214

		36,358,446

Insurance—0.9%
Aon Corp. 3.900%, 02/28/52 (b)	960,000	947,436
Athene Global Funding 1.985%, 08/19/28 (144A)	5,100,000	4,480,401
3.205%, 03/08/27 (144A)	1,055,000	1,015,602
Berkshire Hathaway Finance Corp. 3.850%, 03/15/52	2,885,000	2,950,106
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (d)	3,530,000	4,012,889
Farmers Insurance Exchange 4.747%, 3M LIBOR + 3.231%, 11/01/57 (144A) (d)	90,000	95,129
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (d)	3,500,000	3,507,379

		17,008,942

Internet—0.1%
Tencent Holdings, Ltd. 3.680%, 04/22/41 (144A)	920,000	813,533
3.840%, 04/22/51 (144A)	910,000	789,183

		1,602,716

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.250%, 04/01/53 (b)	1,605,000	1,615,825
5.375%, 05/01/47 (b)	6,500,000	6,655,292
Paramount Global 4.200%, 05/19/32 (b)	1,780,000	1,782,524
Time Warner Cable LLC 5.500%, 09/01/41	2,065,000	2,143,639
Walt Disney Co. (The) 3.600%, 01/13/51 (b)	1,275,000	1,260,685

		13,457,965

Miscellaneous Manufacturing—0.2%
GE Capital International Funding Co. 4.418%, 11/15/35 (b)	3,179,000	3,413,574

Oil & Gas—0.6%
Exxon Mobil Corp. 4.327%, 03/19/50	1,102,000	1,228,631

BHFTI-385

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Hess Corp. 5.600%, 02/15/41 (b)	1,200,000	$1,348,378
Occidental Petroleum Corp. 4.500%, 07/15/44 (b)	620,000	592,494
Petroleos Mexicanos 6.750%, 09/21/47 (b)	3,228,000	2,624,041
6.950%, 01/28/60 (b)	355,000	288,122
7.690%, 01/23/50	2,110,000	1,843,612
Shell International Finance B.V. 3.000%, 11/26/51 (b)	1,773,000	1,586,919
4.550%, 08/12/43	1,560,000	1,733,526

		11,245,723

Packaging & Containers—0.4%
Amcor Finance USA, Inc. 3.625%, 04/28/26 (b)	2,625,000	2,663,272
Berry Global, Inc. 1.570%, 01/15/26 (b)	4,810,000	4,480,891

		7,144,163

Pharmaceuticals—1.5%
AbbVie, Inc. 4.400%, 11/06/42	2,600,000	2,743,059
4.450%, 05/14/46	1,384,000	1,470,616
4.500%, 05/14/35	599,000	642,905
4.550%, 03/15/35	775,000	831,967
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	1,195,000	1,215,058
4.375%, 12/15/28 (144A)	3,900,000	3,987,376
4.400%, 07/15/44 (144A) (b)	1,205,000	1,171,462
4.625%, 06/25/38 (144A) (b)	1,250,000	1,296,784
4.875%, 06/25/48 (144A) (b)	1,965,000	2,112,388
Bristol-Myers Squibb Co. 3.700%, 03/15/52 (b)	2,000,000	2,009,878
Cigna Corp. 3.400%, 03/15/51 (b)	739,000	665,852
3.875%, 10/15/47	3,350,000	3,263,353
CVS Health Corp. 5.050%, 03/25/48	5,280,000	5,979,552
5.125%, 07/20/45	100,000	112,881

		27,503,131

Pipelines—1.0%
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (b)	850,000	918,453
Energy Transfer L.P. 5.000%, 05/15/50 (b)	3,830,000	3,875,344
5.150%, 03/15/45 (b)	2,352,000	2,373,587
5.400%, 10/01/47	1,200,000	1,256,318
Kinder Morgan, Inc. 5.550%, 06/01/45 (b)	1,275,000	1,425,378
Plains All American Pipeline L.P. / PAA Finance Corp. 3.800%, 09/15/30 (b)	1,290,000	1,265,336
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A) (b)	3,000,000	2,906,220

Pipelines—(Continued)
Ruby Pipeline LLC 8.000%, 04/01/22 (144A) (b)	2,262,727	2,087,366
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,284,492

		19,392,494

Real Estate Investment Trusts—1.1%
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23 (b)	1,500,000	1,515,073
CyrusOne LP / CyrusOne Finance Corp. 2.150%, 11/01/30 (b)	1,955,000	1,951,989
3.450%, 11/15/29	1,350,000	1,390,500
GLP Capital L.P. / GLP Financing II, Inc. 3.350%, 09/01/24 (b)	385,000	382,626
4.000%, 01/15/30 (b)	365,000	354,273
5.250%, 06/01/25	1,000,000	1,029,310
5.300%, 01/15/29	265,000	278,401
5.375%, 04/15/26 (b)	3,160,000	3,301,991
5.750%, 06/01/28	2,000,000	2,152,547
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26 (b)	2,399,000	2,391,758
Invitation Homes Operating Partnership L.P. 4.150%, 04/15/32	1,855,000	1,894,453
SL Green Operating Partnership L.P. 3.250%, 10/15/22	2,038,000	2,042,025
Ventas Realty L.P. 3.250%, 10/15/26 (b)	2,025,000	2,004,828

		20,689,774

Retail—0.2%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A) (b)	2,750,000	2,738,351
Starbucks Corp. 3.000%, 02/14/32 (b)	1,945,000	1,854,796

		4,593,147

Savings & Loans—0.4%
Nationwide Building Society 2.972%, SOFR + 1.290%, 02/16/28 (144A) (b) (d)	2,435,000	2,316,465
3.622%, 3M LIBOR + 1.181%, 04/26/23 (144A) (b) (d)	1,425,000	1,425,255
3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (d)	2,820,000	2,835,209

		6,576,929

Semiconductors—0.1%
Broadcom, Inc. 3.469%, 04/15/34 (144A)	916,000	848,336
4.300%, 11/15/32 (b)	905,000	918,363
Intel Corp. 3.050%, 08/12/51 (b)	387,000	344,080

		2,110,779

Software—0.3%
Oracle Corp. 3.600%, 04/01/50	2,750,000	2,280,747

BHFTI-386

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp. 3.950%, 03/25/51	2,710,000	$2,369,123

		4,649,870

Telecommunications—2.8%
AT&T, Inc. 2.550%, 12/01/33 (b)	6,050,000	5,375,089
3.800%, 12/01/57	5,084,000	4,638,337
4.300%, 12/15/42	2,701,000	2,725,056
4.750%, 05/15/46	1,590,000	1,726,872
4.850%, 03/01/39	1,368,000	1,488,824
5.250%, 03/01/37 (b)	2,485,000	2,824,703
Level 3 Financing, Inc. 3.400%, 03/01/27 (144A)	575,000	541,938
3.875%, 11/15/29 (144A)	5,185,000	4,770,200
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	6,360,000	6,493,534
5.152%, 03/20/28 (144A)	1,650,000	1,737,440
T-Mobile USA, Inc. 2.550%, 02/15/31	1,400,000	1,269,522
3.750%, 04/15/27	2,145,000	2,157,538
3.875%, 04/15/30	4,498,000	4,515,268
4.375%, 04/15/40	2,335,000	2,344,907
Verizon Communications, Inc.
2.355%, 03/15/32 (144A)	4,195,000	3,788,987
2.550%, 03/21/31 (b)	1,105,000	1,026,600
Vodafone Group plc 4.875%, 06/19/49 (b)	2,620,000	2,851,052
5.250%, 05/30/48	1,690,000	1,893,045

		52,168,912

Transportation—0.1%
Union Pacific Corp. 3.500%, 02/14/53	970,000	949,108

Total Corporate Bonds & Notes (Cost $550,581,353)		529,094,727

Asset-Backed Securities—8.4%

Asset-Backed - Home Equity—0.8%
Asset-Backed Funding Certificates Trust 0.737%, 1M LIBOR + 0.280%, 09/25/36 (d)	606,784	604,277
New Century Home Equity Loan Trust 1.237%, 1M LIBOR + 0.780%, 08/25/34 (d)	5,736,447	5,550,515
Option One Mortgage Loan Trust 1.117%, 1M LIBOR + 0.660%, 05/25/35 (d)	729,908	728,061
Soundview Home Loan Trust 0.667%, 1M LIBOR + 0.210%, 06/25/37 (d)	11,202,063	8,395,885

		15,278,738

Asset-Backed - Other—4.1%
AGL CLO, Ltd. 1.414%, 3M LIBOR + 1.160%, 07/20/34 (144A) (d)	5,400,000	5,363,728

Asset-Backed - Other—(Continued)
AIG CLO, Ltd. 1.374%, 3M LIBOR + 1.120%, 04/20/32 (144A) (d)	5,000,000	4,987,330
Ameriquest Mortgage Securities, Inc. 1.042%, 1M LIBOR + 0.585%, 03/25/36 (d)	1,036,896	1,031,389
1.207%, 1M LIBOR + 0.750%, 01/25/36 (d)	5,965,000	5,902,740
AMMC CLO, Ltd. 1.317%, 3M LIBOR + 1.050%, 07/24/29 (144A) (d)	4,750,000	4,738,515
1.381%, 3M LIBOR + 1.140%, 10/16/28 (144A) (d)	1,295,507	1,293,925
BSPRT Issuer, Ltd. 1.547%, 1M LIBOR + 1.150%, 05/15/29 (144A) (d)	1,723,417	1,716,762
CWABS Asset-Backed Certificates Trust 1.507%, 1M LIBOR + 1.050%, 11/25/35 (d)	1,416,742	1,413,943
Dryden XXVI Senior Loan Fund 1.141%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	2,181,588	2,169,102
FS Rialto 1.631%, 1M LIBOR + 1.200%, 12/16/36 (144A) (d)	3,249,957	3,243,967
JPMorgan Mortgage Acquisition Trust 0.807%, 1M LIBOR + 0.350%, 01/25/37 (d)	8,307,000	7,902,167
Madison Park Funding, Ltd. 1.179%, 3M LIBOR + 0.920%, 01/22/28 (144A) (d)	1,752,244	1,743,092
Neuberger Berman CLO XX, Ltd. 1.891%, 3M LIBOR + 1.650%, 07/15/34 (144A) (d)	5,000,000	4,983,160
Octagon Investment Partners 46, Ltd. 1.401%, 3M LIBOR + 1.160%, 07/15/36 (144A) (d)	5,520,000	5,467,422
OHA Credit Funding 4, Ltd. 1.909%, 3M LIBOR + 1.650%, 10/22/36 (144A) (d)	4,000,000	3,972,480
Popular ABS Mortgage Pass-Through Trust 1.042%, 1M LIBOR + 0.585%, 02/25/36 (d)	3,684,952	3,663,665
Rockford Tower CLO, Ltd. 1.444%, 3M LIBOR + 1.190%, 10/20/30 (144A) (d)	5,200,000	5,186,704
Structured Asset Investment Loan Trust 1.257%, 1M LIBOR + 0.800%, 07/25/34 (d)	1,833,602	1,802,379
Vantage Data Centers Issuer LLC 4.196%, 11/16/43 (144A)	4,838,167	4,843,301
Wellman Park CLO, Ltd. 1.341%, 3M LIBOR + 1.100%, 07/15/34 (144A) (d)	4,750,000	4,723,120

		76,148,891

Asset-Backed - Student Loan—3.5%
Navient Student Loan Trust 1.507%, 1M LIBOR + 1.050%, 07/26/66 (144A) (d)	5,600,000	5,587,929
1.957%, 1M LIBOR + 1.500%, 10/25/58 (d)	2,470,000	2,278,140
SLC Student Loan Trust 0.986%, 3M LIBOR + 0.160%, 09/15/39 (d)	9,675,591	9,334,038
0.986%, 3M LIBOR + 0.160%, 03/15/55 (d)	8,310,000	7,877,150
SLM Student Loan Trust 0.588%, 3M LIBOR + 0.330%, 01/25/22 (d)	2,668,040	2,605,589
0.628%, 3M LIBOR + 0.370%, 01/25/40 (d)	3,103,039	2,917,672
0.808%, 3M LIBOR + 0.550%, 10/25/64 (144A) (d)	4,437,172	4,333,777
1.207%, 1M LIBOR + 0.750%, 05/26/26 (d)	5,059,528	4,949,669
1.207%, 1M LIBOR + 0.750%, 01/25/45 (144A) (d)	2,461,531	2,431,302
1.358%, 3M LIBOR + 1.100%, 07/25/23 (d)	5,166,801	5,089,706
1.758%, 3M LIBOR + 1.500%, 04/25/23 (d)	2,199,769	2,203,595
2.026%, 3M LIBOR + 1.200%, 12/15/33 (144A) (d)	3,692,383	3,662,832
2.257%, 1M LIBOR + 1.800%, 09/25/43 (d)	5,800,000	5,757,949

BHFTI-387

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Wachovia Student Loan Trust 0.428%, 3M LIBOR + 0.170%, 04/25/40 (144A) (d)	4,906,873	$4,784,268

		63,813,616

Total Asset-Backed Securities (Cost $154,312,985)		155,241,245

Mortgage-Backed Securities—6.4%

Collateralized Mortgage Obligations—4.3%
Angel Oak Mortgage Trust 3.353%, 01/25/67 (144A) (d)	8,141,368	8,029,445
CIM Trust 1.951%, 06/25/57 (144A) (d)	6,795,133	6,571,456
2.000%, 05/01/61 (144A) (d)	7,526,386	7,117,703
2.000%, 08/25/61 (144A) (d)	5,562,964	5,230,855
2.500%, 04/25/51 (144A) (d)	11,490,173	10,614,489
3.000%, 10/25/59 (144A) (d)	5,417,245	5,191,052
3.750%, 07/25/58 (144A) (d)	3,430,372	3,421,073
Credit Suisse Mortgage Trust 1.024%, 09/27/46 (144A) (d)	270,692	270,384
3.850%, 09/25/57 (144A) (d)	4,953,328	4,964,185
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	4,313,363	4,334,984
JPMorgan Mortgage Trust 2.500%, 06/25/52 (144A) (d)	11,560,624	11,095,945
Morgan Stanley Resecuritization Trust 2.931%, 08/26/47 (144A) (d)	870,042	871,383
Nomura Resecuritization Trust 0.707%, 11/26/35 (144A) (d)	407,889	407,502
PHH Alternative Mortgage Trust 1.057%, 1M LIBOR + 0.600%, 07/25/37 (d)	5,092,472	5,114,476
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (e)	1,921,641	1,921,614
WaMu Mortgage Pass-Through Certificates Trust 1.037%, 1M LIBOR + 0.580%, 10/25/45 (d)	2,219,651	2,193,904
2.636%, 06/25/34 (d)	3,238,081	3,244,695

		80,595,145

Commercial Mortgage-Backed Securities—2.1%
BAMLL Commercial Mortgage Securities Trust 4.091%, 08/10/38 (144A) (d)	3,265,000	3,367,082
BX Trust 3.202%, 12/09/41 (144A)	895,000	864,003
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	2,225,477
Century Plaza Towers 2.865%, 11/13/39 (144A)	1,730,000	1,632,489
COMM Mortgage Trust 3.620%, 07/10/50	4,947,139	4,943,084
Credit Suisse Mortgage Capital Certificates 1.377%, 1M LIBOR + 0.980%, 05/15/36 (144A) (d)	5,000,000	4,973,001
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,748,995
Hudson Yards Mortgage Trust 2.943%, 12/10/41 (144A) (d)	1,850,000	1,766,334
3.228%, 07/10/39 (144A)	1,875,000	1,821,065
Security Description	Shares/ Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	1,971,311
MKT Mortgage Trust 2.694%, 02/12/40 (144A)	2,750,000	2,554,369
Natixis Commercial Mortgage Securities Trust 1.347%, 1M LIBOR + 0.950%, 08/15/38 (144A) (d)	5,380,000	5,242,439
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	2,210,463
RBS Commercial Funding, Inc. Trust 3.834%, 01/15/32 (144A) (d)	1,205,000	1,208,776
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (d)	1,519,000	1,453,898
4.144%, 01/05/43 (144A) (d)	110,000	104,818

		38,087,604

Total Mortgage-Backed Securities (Cost $122,128,863)		118,682,749

Municipals—0.6%
Miami-Dade County, FL Aviation Revenue 3.555%, 10/01/34	600,000	600,219
New York City Transitional Finance Authority, Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,307,745
5.267%, 05/01/27	2,150,000	2,344,777
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	2,156,863
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	3,485,000	3,096,513
University of Michigan 3.504%, 04/01/52	1,900,000	1,931,998

Total Municipals (Cost $11,932,004)		11,438,115

Foreign Government—0.1%

Sovereign—0.1%
Airport Authority 3.250%, 01/12/52 (144A) (Cost $1,962,540)	1,985,000	1,771,700

Short-Term Investments—8.2%

Mutual Funds—0.9%
State Street Institutional Liquid Reserves Fund, Trust Class, 0.050% (e)	17,086,369	17,086,369

U.S. Treasury—7.3%
U.S. Treasury Bills 0.401%, 07/28/22 (f)	51,195,000	51,068,307
0.560%, 08/04/22 (f)	27,030,000	26,955,136
0.600%, 08/25/22 (f)	21,518,000	21,439,765
0.615%, 08/25/22 (f)	11,065,000	11,024,770
0.623%, 08/11/22 (f)	8,735,000	8,708,416

BHFTI-388

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
US Treasury Bills 0.640%, 09/01/22 (f)	17,312,000	$17,244,935

		136,441,329

Total Short-Term Investments (Cost $153,674,563)		153,527,698

Securities Lending Reinvestments (g)—18.9%

Certificates of Deposit—8.1%
Bank of Montreal 0.300%, 06/02/22	15,000,000	14,988,990
Bank of Nova Scotia 0.520%, SOFR + 0.250%, 02/17/23 (d)	3,000,000	2,993,332
Barclays Bank plc 0.180%, 04/07/22	15,000,000	14,999,445
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (d)	5,000,000	4,992,960
Canadian Imperial Bank of Commerce (NY) 0.770%, SOFR + 0.500%, 03/03/23 (d)	7,000,000	7,004,446
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (d)	10,000,000	10,000,000
Credit Industriel et Commercial
Zero Coupon, 04/14/22	10,000,000	9,998,300
Credit Suisse Group AG 0.830%, 06/03/22	10,000,000	10,001,840
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	5,000,000	4,993,630
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (d)	3,000,000	2,998,077
MUFG Bank Ltd. 0.470%, SOFR + 0.190%, 08/22/22 (d)	10,000,000	9,991,154
National Australia Bank, Ltd.
Zero Coupon, 04/25/22	5,000,000	4,998,200
National Westminster Bank plc 0.440%, 05/11/22	10,000,000	9,998,200
Natixis S.A. (New York) 0.330%, 06/09/22	5,000,000	4,995,770
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (d)	3,000,000	2,999,994
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	4,500,000	4,499,235
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (d)	5,000,000	4,995,917
Sumitomo Mitsui Banking Corp. 0.200%, 04/26/22	7,000,000	6,998,418
0.450%, SOFR + 0.180%, 08/09/22 (d)	3,000,000	2,997,069
0.720%, SOFR + 0.450%, 09/06/22 (d)	3,000,000	2,999,790
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 04/19/22	4,000,000	3,999,000
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (d)	7,000,000	6,978,111

		149,421,878

Commercial Paper—1.7%
Antalis S.A. 0.800%, 06/01/22	5,000,000	4,991,965
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (d)	4,000,000	4,001,596
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (d)	5,000,000	4,996,155
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	7,000,000	6,997,340
UBS AG 0.350%, 06/08/22	10,000,000	9,984,960

		30,972,016

Repurchase Agreements—8.1%
BofA Securities, Inc.
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $1,200,360; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $1,270,103.	1,200,000	1,200,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,801,050; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $1,893,403.	1,800,000	1,800,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,000,008; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $25,755,411; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $26,270,501.	25,755,225	25,755,225
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,900,052; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $6,021,356.	5,900,000	5,900,000
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $30,001,867; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $30,617,067.	30,000,000	30,000,000

BHFTI-389

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $30,002,625; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $33,173,961.	30,000,000	$30,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $7,000,086; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $7,772,636.	7,000,000	7,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/22 at 0.570%, due on 05/05/22 with a maturity value of $5,002,771; collateralized by various Common Stock with an aggregate market value of $5,555,644.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $5,000,050; collateralized by various Common Stock with an aggregate market value of $5,556,015.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $5,000,053; collateralized by various Common Stock with an aggregate market value of $5,556,015.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $20,000,228; collateralized by various Common Stock with an aggregate market value of $22,225,794.	20,000,000	20,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $7,200,588; collateralized by various Common Stock with an aggregate market value of $8,001,286.	7,200,000	7,200,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $5,000,056; collateralized by various Common Stock with an aggregate market value of $5,790,942.	5,000,000	5,000,000

		149,855,225

Time Deposits—0.7%
Australia New Zealand Banking Group, Ltd 0.310%, 04/01/22	5,000,000	5,000,000
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	4,000,000	4,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	5,000,000	5,000,000

		14,000,000

Mutual Funds—0.3%
STIT-Government & Agency Portfolio, Institutional Class 0.250% (e)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $349,338,912)		349,249,119

Total Investments—141.4% (Cost $2,666,381,634)		2,619,278,380
Other assets and liabilities (net)—(41.4)%		(767,290,326)

Net Assets—100.0%		$1,851,988,054

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $414,043,616 and the collateral received consisted of cash in the amount of $349,299,658 and non-cash collateral with a value of $94,493,119. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Principal amount of security is adjusted for inflation.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $314,956,572, which is 17.0% of net assets.

BHFTI-390

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/22	(34)	USD	(7,205,344)	$96,097
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(29)	USD	(3,928,594)	(30,704)

Net Unrealized Appreciation					$65,393

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M LIBOR	Quarterly	1.026%	Semi-Annually	07/24/25	USD	47,170,000	$(1,683,172)	$—	$(1,683,172)
Pay	3M LIBOR	Quarterly	1.034%	Semi-Annually	07/24/25	USD	34,890,000	(1,239,725)	—	(1,239,725)
Pay	3M LIBOR	Quarterly	1.073%	Semi-Annually	07/24/25	USD	23,585,000	(820,697)	—	(820,697)
Pay	3M LIBOR	Quarterly	1.390%	Semi-Annually	09/28/25	USD	54,410,000	(1,491,699)	—	(1,491,699)
Pay	3M LIBOR	Quarterly	1.688%	Semi-Annually	12/07/25	USD	55,525,000	(1,124,881)	—	(1,124,881)
Receive	3M LIBOR	Semi-Annually	1.743%	Quarterly	12/07/53	USD	4,645,000	499,078	—	499,078
Receive	3M LIBOR	Semi-Annually	1.773%	Quarterly	07/24/53	USD	3,940,000	419,217	—	419,217
Receive	3M LIBOR	Semi-Annually	1.785%	Quarterly	07/24/53	USD	2,915,000	302,273	—	302,273
Receive	3M LIBOR	Semi-Annually	1.808%	Quarterly	07/24/53	USD	1,970,000	194,690	—	194,690
Receive	3M LIBOR	Semi-Annually	1.870%	Quarterly	09/28/53	USD	4,645,000	384,057	—	384,057

Totals								$(4,560,859)	$—	$(4,560,859)

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(CMO)—	Collateralized Mortgage Obligation
(CLO)—	Collateralized Loan Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-391

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,300,273,027	$—	$1,300,273,027
Total Corporate Bonds & Notes*	—	529,094,727	—	529,094,727
Total Asset-Backed Securities*	—	155,241,245	—	155,241,245
Total Mortgage-Backed Securities*	—	118,682,749	—	118,682,749
Total Municipals*	—	11,438,115	—	11,438,115
Total Foreign Government*	—	1,771,700	—	1,771,700
Short-Term Investments
Mutual Funds	17,086,369	—	—	17,086,369
U.S. Treasury	—	136,441,329	—	136,441,329
Total Short-Term Investments	17,086,369	136,441,329	—	153,527,698
Securities Lending Reinvestments
Certificates of Deposit	—	149,421,878	—	149,421,878
Commercial Paper	—	30,972,016	—	30,972,016
Repurchase Agreements	—	149,855,225	—	149,855,225
Time Deposits	—	14,000,000	—	14,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	344,249,119	—	349,249,119
Total Investments	$22,086,369	$2,597,192,011	$—	$2,619,278,380

Collateral for Securities Loaned (Liability)	$—	$(349,299,658)	$—	$(349,299,658)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$96,097	$—	$—	$96,097
Futures Contracts (Unrealized Depreciation)	(30,704)	—	—	(30,704)
Total Futures Contracts	$65,393	$—	$—	$65,393
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,799,315	$—	$1,799,315
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,360,174)	—	(6,360,174)
Total Centrally Cleared Swap Contracts	$—	$(4,560,859)	$—	$(4,560,859)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-392

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Textron, Inc.	266,700	$19,837,146

Airlines—1.5%
Alaska Air Group, Inc. (a)	276,700	16,051,367

Auto Components—2.7%
Aptiv plc (a)	89,400	10,702,074
BorgWarner, Inc. (b)	460,000	17,894,000

		28,596,074

Banks—4.3%
Huntington Bancshares, Inc. (b)	886,000	12,953,320
Prosperity Bancshares, Inc. (b)	178,700	12,398,206
Zions Bancorp N.A.	320,100	20,985,756

		46,337,282

Building Products—1.0%
Owens Corning	115,500	10,568,250

Capital Markets—1.5%
Bank of New York Mellon Corp. (The)	320,100	15,886,563

Chemicals—5.0%
Corteva, Inc.	229,000	13,162,920
International Flavors & Fragrances, Inc.	74,800	9,823,484
RPM International, Inc. (b)	112,500	9,162,000
Westlake Corp. (b)	173,500	21,409,900

		53,558,304

Commercial Services & Supplies—1.0%
Republic Services, Inc.	84,200	11,156,500

Communications Equipment—0.8%
Motorola Solutions, Inc.	37,800	9,155,160

Containers & Packaging—4.3%
AptarGroup, Inc. (b)	82,500	9,693,750
Avery Dennison Corp.	86,400	15,031,008
Packaging Corp. of America	139,600	21,792,956

		46,517,714

Electric Utilities—3.2%
Alliant Energy Corp.	276,900	17,300,712
Xcel Energy, Inc.	238,500	17,212,545

		34,513,257

Electrical Equipment—1.5%
Hubbell, Inc. (b)	87,600	16,098,252

Electronic Equipment, Instruments & Components—2.8%
Amphenol Corp. - Class A	167,800	12,643,730
Flex, Ltd. (a)	929,000	17,232,950

		29,876,680

Entertainment—1.0%
Live Nation Entertainment, Inc. (a) (b)	87,800	10,328,792

Equity Real Estate Investment Trusts—8.8%
Alexandria Real Estate Equities, Inc. (b)	80,300	16,160,375
American Homes 4 Rent - Class A (b)	338,700	13,558,161
Camden Property Trust	81,200	13,495,440
Duke Realty Corp.	92,800	5,387,968
Equity LifeStyle Properties, Inc.	176,700	13,514,016
Lamar Advertising Co. - Class A	136,400	15,846,952
National Retail Properties, Inc. (b)	348,300	15,652,602

		93,615,514

Food & Staples Retailing—1.9%
Sysco Corp.	253,500	20,698,275

Food Products—4.5%
Archer-Daniels-Midland Co.	158,700	14,324,262
Hershey Co. (The)	76,100	16,485,543
Tyson Foods, Inc. - Class A	195,900	17,558,517

		48,368,322

Health Care Equipment & Supplies—1.5%
Cooper Cos., Inc. (The) (b)	38,300	15,993,697

Health Care Providers & Services—2.4%
Molina Healthcare, Inc. (a)	28,300	9,440,597
Quest Diagnostics, Inc. (b)	116,300	15,916,818

		25,357,415

Hotels, Restaurants & Leisure—3.2%
Hilton Worldwide Holdings, Inc. (a)	94,500	14,339,430
Yum! Brands, Inc.	164,600	19,510,038

		33,849,468

Household Durables—1.2%
Newell Brands, Inc. (b)	595,000	12,738,950

Insurance—9.5%
Alleghany Corp. (a)	31,500	26,680,500
American Financial Group, Inc.	140,600	20,474,172
Everest Re Group, Ltd.	45,000	13,562,100
Old Republic International Corp.	210,000	5,432,700
Progressive Corp. (The)	132,000	15,046,680
W.R. Berkley Corp.	299,100	19,917,069

		101,113,221

IT Services—5.5%
DXC Technology Co. (a)	359,000	11,714,170
Genpact, Ltd. (b)	361,100	15,711,461
Global Payments, Inc.	108,500	14,847,140
MAXIMUS, Inc.	216,400	16,219,180

		58,491,951

BHFTI-393

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—8.3%
AGCO Corp. (b)	120,600	$17,611,218
Lincoln Electric Holdings, Inc. (b)	78,100	10,762,961
Middleby Corp. (The) (a) (b)	87,000	14,262,780
Oshkosh Corp. (b)	99,600	10,024,740
Parker-Hannifin Corp.	52,700	14,954,152
Toro Co. (The)	162,900	13,926,321
Xylem, Inc.	79,600	6,786,696

		88,328,868

Metals & Mining—3.0%
Reliance Steel & Aluminum Co.	84,600	15,511,410
Steel Dynamics, Inc. (b)	199,600	16,652,628

		32,164,038

Oil, Gas & Consumable Fuels—5.7%
Coterra Energy, Inc.	770,000	20,766,900
Devon Energy Corp.	275,300	16,278,489
Valero Energy Corp.	233,000	23,658,820

		60,704,209

Professional Services—2.5%
Leidos Holdings, Inc.	154,600	16,699,892
ManpowerGroup, Inc.	108,800	10,218,496

		26,918,388

Road & Rail—2.0%
J.B. Hunt Transport Services, Inc. (b)	52,500	10,541,475
Landstar System, Inc.	71,000	10,708,930

		21,250,405

Semiconductors & Semiconductor Equipment—0.9%
MKS Instruments, Inc. (b)	63,600	9,540,000

Specialty Retail—1.1%
Ross Stores, Inc.	127,500	11,533,650

Technology Hardware, Storage & Peripherals—1.1%
Hewlett Packard Enterprise Co.	717,000	11,981,070

Textiles, Apparel & Luxury Goods—1.0%
VF Corp.	187,300	10,649,878

Trading Companies & Distributors—1.0%
United Rentals, Inc. (a)	30,500	10,833,905

Total Common Stocks (Cost $810,182,874)		1,042,612,565

Mutual Funds—0.7%

Investment Company Securities—0.7%
iShares Russell Mid-Cap Value ETF (b) (Cost $7,522,248)	65,000	7,776,600

Short-Term Investment—1.8%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $18,557,990; collateralized by U.S. Treasury Note at 0.125%, maturing 04/15/25, with a market value of $18,929,192.	18,557,990	$18,557,990

Total Short-Term Investments (Cost $18,557,990)		18,557,990

Securities Lending Reinvestments (c)—11.8%

Certificates of Deposit—2.2%
Barclays Bank plc 0.180%, 04/07/22	4,000,000	3,999,852
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (d)	2,000,000	2,000,000
Credit Industriel et Commercial Zero Coupon, 04/14/22	4,000,000	3,999,320
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	998,726
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (d)	2,000,000	1,999,996
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	1,200,000	1,199,796
0.720%, SOFR + 0.440%, 09/26/22 (d)	2,000,000	2,000,399
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (d)	2,000,000	1,995,324
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (d)	2,000,000	1,998,367
Toronto-Dominion Bank (The) 0.820%, FEDEFF PRV + 0.490%, 12/23/22 (d)	1,000,000	999,704
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (d)	2,000,000	1,993,746

		23,185,230

Commercial Paper—0.2%
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (d)	2,000,000	1,997,982

Repurchase Agreements—7.8%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,500,875; collateralized by various Common Stock with an aggregate market value of $1,667,185.	1,500,000	1,500,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $19,852,771; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $20,249,692.	19,852,639	19,852,639
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $1,000,008; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000

BHFTI-394

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $2,001,206; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $2,140,122.	2,000,000	$2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $3,600,030; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $3,672,001.	3,600,000	3,600,000
National Bank Financial Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $3,000,027; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $3,061,707.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $5,400,336; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $5,511,072.	5,400,000	5,400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $12,400,152; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $13,768,669.	12,400,000	12,400,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $600,057; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $666,226.	600,000	600,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $11,000,110; collateralized by various Common Stock with an aggregate market value of $12,223,233.	11,000,000	11,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $1,000,011; collateralized by various Common Stock with an aggregate market value of $1,111,290.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $1,000,082; collateralized by various Common Stock with an aggregate market value of $1,111,290.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $21,288,265; collateralized by various Common Stock with an aggregate market value of $24,182,702.	21,288,028	$21,288,028

		83,640,667

Time Deposits—1.1%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	2,000,000	2,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	2,000,000	2,000,000
Rabobank (New York) 0.310%, 04/01/22	2,000,000	2,000,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		12,000,000

Mutual Funds—0.5%
AB Government Money Market Portfolio, Institutional Class 0.190% (e)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $125,840,369)		125,823,879

Total Investments—111.8% (Cost $962,103,481)		1,194,771,034
Other assets and liabilities (net)—(11.8)%		(125,685,202)

Net Assets—100.0%		$1,069,085,832

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $121,350,569 and the collateral received consisted of cash in the amount of $125,836,495. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments..
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

BHFTI-395

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,042,612,565	$—	$—	$1,042,612,565
Total Mutual Funds*	7,776,600	—	—	7,776,600
Total Short-Term Investment*	—	18,557,990	—	18,557,990
Securities Lending Reinvestments
Certificates of Deposit	—	23,185,230	—	23,185,230
Commercial Paper	—	1,997,982	—	1,997,982
Repurchase Agreements	—	83,640,667	—	83,640,667
Time Deposits	—	12,000,000	—	12,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	120,823,879	—	125,823,879
Total Investments	$1,055,389,165	$139,381,869	$—	$1,194,771,034

Collateral for Securities Loaned (Liability)	$—	$(125,836,495)	$—	$(125,836,495)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-396

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—93.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.6%
Fannie Mae 15 Yr. Pool
3.000%, 06/01/32	62,763	$63,416
3.000%, 10/01/32	6,464	6,531
3.000%, 02/01/33	2,238,479	2,258,366
3.000%, 03/01/33	308,489	311,909
3.000%, 04/01/33	244,923	247,637
3.000%, 05/01/33	109,577	110,640
3.000%, 06/01/33	40,522	40,939
3.000%, 07/01/33	232,627	234,764
3.000%, 08/01/33	1,049,932	1,060,520
3.000%, 10/01/33	224,533	226,841
3.000%, 11/01/33	147,979	149,470
3.000%, 12/01/33	82,358	83,206
3.000%, 01/01/34	67,056	67,724
3.000%, 02/01/34	132,869	134,235
3.000%, 03/01/34	314,404	317,648
3.000%, 05/01/34	156,750	158,330
5.000%, 03/01/23	265	269
Fannie Mae 20 Yr. Pool
3.500%, 07/01/32	1,290,699	1,306,962
3.500%, 01/01/34	844,816	855,187
4.000%, 11/01/31	538,998	558,451
4.000%, 08/01/32	450,255	464,589
Fannie Mae 30 Yr. Pool
2.000%, 01/01/51	180,664	168,172
2.000%, 02/01/51	458,255	426,517
2.000%, 03/01/51	92,781	86,466
2.000%, 04/01/51	3,377,204	3,142,950
2.000%, 08/01/51	1,732,471	1,610,585
2.000%, 10/01/51	98,676	91,800
2.000%, 01/01/52	692,650	643,967
2.000%, 02/01/52	1,095,466	1,019,427
2.000%, 03/01/52	1,900,000	1,770,587
2.500%, 11/01/50	89,539	85,826
2.500%, 02/01/51	77,025	73,850
2.500%, 04/01/51	189,892	182,267
2.500%, 06/01/51	954,611	914,122
2.500%, 09/01/51	95,742	92,224
2.500%, 11/01/51	792,897	761,686
2.500%, 12/01/51	1,864,676	1,784,011
3.000%, 09/01/42	1,016,464	1,015,511
3.000%, 10/01/42	755,705	755,000
3.000%, 11/01/42	1,483,807	1,481,967
3.000%, 08/01/46	154,665	153,507
3.000%, 09/01/46	459,370	456,176
3.000%, 10/01/46	192,110	190,674
3.000%, 11/01/48	387,806	383,723
3.000%, 09/01/49	685,306	677,099
3.000%, 11/01/49	148,633	146,134
3.000%, 02/01/50	312,296	310,124
3.000%, 03/01/50	571,256	561,371
3.000%, 04/01/50	967,940	954,831
3.000%, 11/01/50	250,729	247,043
3.000%, 01/01/52	396,340	392,294
3.500%, 11/01/42	1,489,730	1,518,284

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.500%, 11/01/46	253,253	256,432
3.500%, 07/01/47	1,113,623	1,134,096
3.500%, 10/01/47	72,637	73,689
3.500%, 12/01/47	2,980,556	3,021,210
3.500%, 08/01/50	75,377	75,848
4.000%, 10/01/39	50,817	53,150
4.000%, 11/01/40	1,421,047	1,486,461
4.000%, 01/01/42	140,055	146,157
4.000%, 04/01/42	215,642	225,576
4.000%, 09/01/42	1,033,287	1,080,872
4.000%, 10/01/42	129,691	135,328
4.000%, 11/01/42	117,142	119,800
4.000%, 04/01/43	121,001	123,717
4.000%, 06/01/43	120,100	122,834
4.000%, 08/01/43	204,836	212,552
4.000%, 09/01/43	833,004	869,050
4.000%, 10/01/43	154,094	161,220
4.000%, 02/01/44	63,422	66,044
4.000%, 04/01/44	72,701	75,560
4.000%, 02/01/45	98,109	102,376
4.000%, 06/01/45	37,051	38,765
4.000%, 12/01/45	473,277	493,710
4.000%, 03/01/46	46,095	47,291
4.000%, 05/01/46	22,073	22,543
4.000%, 09/01/47	8,835	9,029
4.000%, 03/01/48	216,626	222,727
4.000%, 05/01/48	470,042	483,864
4.500%, 12/01/40	823,007	875,613
4.500%, 08/01/41	76,228	81,109
4.500%, 11/01/41	500,346	531,227
4.500%, 12/01/43	103,425	108,935
4.500%, 10/01/44	629,212	665,994
4.500%, 02/01/45	250,724	264,133
4.500%, 03/01/46	109,266	116,162
4.500%, 05/01/48	34,262	35,718
4.500%, 12/01/48	1,160,942	1,215,682
4.500%, 04/01/49	28,165	29,259
4.500%, 09/01/49	126,526	132,405
4.500%, 10/01/49	63,861	66,152
5.000%, 04/01/41	7,632	8,033
5.000%, 06/01/41	23,290	24,779
5.000%, 08/01/41	30,421	32,252
5.000%, 08/01/48	62,420	66,043
5.500%, 12/01/39	272,791	299,057
5.500%, 04/01/40	290,078	317,171
5.500%, 06/01/40	27,743	30,155
5.500%, 05/01/41	105,014	115,194
5.500%, 06/01/41	191,386	208,982
5.500%, 07/01/41	183,603	199,460
5.500%, 12/01/41	392,734	429,601
5.500%, 02/01/42	827,965	904,806
5.500%, 05/01/44	218,347	239,673
6.000%, 01/01/34	42,025	46,542
6.000%, 08/01/34	68,209	75,596

BHFTI-397

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 10/01/34	73,144	$81,031
6.000%, 11/01/34	50,359	54,996
6.000%, 01/01/35	66,824	73,820
6.000%, 04/01/35	103,793	112,520
6.000%, 06/01/36	168,815	187,701
6.000%, 05/01/37	219,772	243,307
6.000%, 09/01/37	16,282	18,142
6.000%, 10/01/37	186,967	208,844
6.000%, 01/01/38	185,564	207,281
6.000%, 03/01/38	64,146	72,138
6.000%, 07/01/38	31,684	35,393
6.000%, 01/01/40	183,230	204,680
6.000%, 05/01/40	265,447	296,294
6.000%, 07/01/41	236,774	264,290
6.000%, 01/01/42	21,494	23,281
6.500%, 07/01/32	45,768	49,850
6.500%, 12/01/32	13,956	15,147
6.500%, 07/01/35	15,915	17,114
6.500%, 12/01/35	143,680	157,326
6.500%, 08/01/36	236,076	259,969
Fannie Mae ARM Pool
1.968%, 12M LIBOR + 1.700%, 06/01/42 (b)	20,278	20,995
2.050%, 12M LIBOR + 1.800%, 07/01/41 (b)	13,480	14,030
2.068%, 12M LIBOR + 1.818%, 07/01/41 (b)	18,426	19,200
2.068%, 12M LIBOR + 1.818%, 09/01/41 (b)	7,320	7,638
2.080%, 12M LIBOR + 1.830%, 10/01/41 (b)	6,528	6,648
2.304%, 12M LIBOR + 1.818%, 02/01/42 (b)	31,376	32,437
Fannie Mae Grantor Trust
2.898%, 06/25/27	6,099,483	6,118,224
Fannie Mae Pool
2.500%, 03/01/51	3,320,753	3,173,874
2.500%, 04/01/52	400,000	382,701
3.000%, 08/01/27	45,476	46,058
3.000%, 10/01/27	71,336	72,249
3.000%, 11/01/27	21,167	21,436
3.000%, 12/01/27	39,071	39,572
3.000%, 01/01/28	36,744	37,214
3.000%, 02/01/28	31,599	32,001
3.000%, 03/01/28	37,800	38,281
3.000%, 04/01/28	32,288	32,698
3.000%, 05/01/28	38,736	39,233
3.000%, 06/01/28	36,828	37,300
3.000%, 07/01/28	37,779	38,264
3.000%, 08/01/28	39,753	40,258
3.000%, 09/01/28	43,274	43,830
3.000%, 01/01/29	37,820	38,306
3.000%, 03/01/29	48,985	49,615
3.500%, 09/01/32	1,223,575	1,238,801
3.500%, 10/01/56	1,371,900	1,396,017
4.500%, 08/01/58	137,393	146,517
6.500%, 08/01/39	791,037	856,737
6.637%, 02/01/39	69,692	74,246
Fannie Mae REMICS (CMO)
1.377%, 1M LIBOR + 0.920%, 03/25/36 (b)	190,678	195,367
1.387%, 1M LIBOR + 0.930%, 06/25/36 (b)	277,403	283,557

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
1.750%, 06/25/42	125,906	120,265
1.750%, 01/25/43	115,986	110,104
3.000%, 05/25/46	2,180,094	2,164,857
4.250%, 03/25/42	879,276	906,260
4.500%, 12/25/40	55,950	58,384
4.750%, 01/25/41	222,669	231,918
5.000%, 12/25/23	24,850	25,229
5.000%, 12/25/34	136,950	144,852
5.000%, 03/25/35	111,673	118,145
5.000%, 08/25/39	183,161	194,241
5.000%, 02/25/41	98,096	102,410
5.500%, 06/25/35	33,812	34,925
5.500%, 08/25/35	591,734	629,232
6.000%, 06/25/45 (c)	308,166	53,709
6.093%, 1M LIBOR + 6.550%, 06/25/41 (b) (c)	51,145	2,056
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	346,075	349,880
3.000%, 02/01/32	7,477	7,560
3.000%, 03/01/33	1,028,575	1,040,012
3.000%, 09/01/33	95,887	96,920
3.000%, 03/01/34	83,105	84,004
6.000%, 01/01/24	22,294	22,691
Freddie Mac 15 Yr. Pool
3.500%, 04/01/33	191,045	197,035
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	1,020,422	1,018,926
3.500%, 03/01/32	480,065	486,470
3.500%, 06/01/32	1,287,949	1,304,169
3.500%, 07/01/32	438,071	443,906
4.000%, 06/01/33	552,131	571,545
Freddie Mac 20 Yr. Pool
3.500%, 02/01/34	1,942,394	1,973,948
Freddie Mac 30 Yr. Gold Pool
2.000%, 09/01/51	192,591	179,162
3.000%, 11/01/42	104,965	104,381
3.000%, 01/01/43	116,092	116,003
3.000%, 02/01/43	598,750	598,564
3.000%, 03/01/43	5,843,950	5,841,878
3.000%, 06/01/43	1,387,639	1,385,859
3.500%, 04/01/40	75,019	76,242
3.500%, 05/01/40	137,994	140,843
3.500%, 06/01/40	181,718	185,469
3.500%, 07/01/40	26,679	27,230
3.500%, 08/01/40	88,687	90,137
3.500%, 09/01/40	57,262	58,441
3.500%, 10/01/40	36,320	36,850
3.500%, 11/01/40	81,023	82,690
3.500%, 12/01/40	59,226	60,295
3.500%, 04/01/42	335,265	342,246
3.500%, 07/01/42	52,609	53,699
3.500%, 08/01/42	36,067	36,608
3.500%, 09/01/42	120,827	121,774
3.500%, 10/01/42	807,550	824,191
3.500%, 01/01/43	269,911	275,030
3.500%, 02/01/43	144,256	147,244

BHFTI-398

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 04/01/43	410,233	$418,203
3.500%, 05/01/43	205,519	209,239
3.500%, 11/01/44	231,666	236,217
3.500%, 02/01/45	4,793	4,892
3.500%, 06/01/45	10,616	10,830
3.500%, 11/01/45	1,991,459	2,027,364
3.500%, 01/01/46	180,774	183,862
3.500%, 02/01/46	481,964	486,097
3.500%, 05/01/46	654,994	667,751
3.500%, 06/01/46	86,858	87,161
3.500%, 07/01/46	10,434	10,637
3.500%, 08/01/46	69,574	69,816
3.500%, 09/01/46	426,873	435,071
3.500%, 01/01/47	1,183,260	1,193,810
3.500%, 02/01/47	1,656,209	1,667,984
3.500%, 07/01/47	286,718	291,530
3.500%, 11/01/47	17,787	18,132
3.500%, 12/01/47	268,246	271,539
3.500%, 02/01/48	81,392	82,365
3.500%, 04/01/48	260,273	263,136
4.000%, 11/01/41	3,641	3,811
4.000%, 09/01/42	1,493,237	1,561,158
4.000%, 10/01/42	23,097	23,766
4.000%, 11/01/42	210,733	220,282
4.000%, 12/01/42	71,748	74,839
4.000%, 01/01/43	10,851	11,092
4.000%, 02/01/43	99,004	103,321
4.000%, 03/01/43	46,742	48,667
4.000%, 04/01/43	20,709	21,540
4.000%, 05/01/43	175,312	182,086
4.000%, 06/01/43	27,318	28,235
4.000%, 07/01/43	176,285	184,012
4.000%, 08/01/43	137,306	142,625
4.000%, 09/01/43	251,336	262,389
4.000%, 10/01/43	228,690	238,080
4.000%, 01/01/44	192,965	201,545
4.000%, 02/01/44	24,444	25,091
4.000%, 04/01/44	12,434	12,736
4.000%, 07/01/44	346,811	362,818
4.000%, 12/01/44	7,385	7,549
4.000%, 01/01/45	217,576	227,184
4.000%, 02/01/45	249,861	260,843
4.000%, 05/01/45	382,127	399,742
4.000%, 12/01/45	221,183	230,465
4.000%, 11/01/47	283,339	291,748
4.000%, 12/01/47	567,290	582,674
4.000%, 05/01/48	270,992	279,129
4.500%, 05/01/39	50,135	53,400
4.500%, 09/01/40	394,620	420,200
4.500%, 02/01/41	39,898	42,489
4.500%, 08/01/41	374,607	396,291
4.500%, 09/01/41	51,861	55,225
4.500%, 10/01/41	101,959	108,669
4.500%, 02/01/44	11,684	12,164
5.000%, 01/01/35	95,393	102,809

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.000%, 05/01/35	43,217	46,394
5.000%, 07/01/35	564,004	610,602
5.000%, 11/01/35	702,131	760,557
5.000%, 06/01/41	947,279	1,025,707
5.000%, 07/01/41	141,901	152,947
5.500%, 03/01/34	658,057	721,103
5.500%, 07/01/35	447,816	490,591
Freddie Mac 30 Yr. Pool
2.000%, 03/01/51	96,096	89,470
2.000%, 11/01/51	294,630	274,360
2.500%, 11/01/50	72,284	69,183
2.500%, 02/01/51	174,050	166,330
2.500%, 11/01/51	2,070,855	1,987,731
3.000%, 09/01/48	466,634	461,205
3.000%, 09/01/49	1,854,255	1,843,303
3.000%, 03/01/50	277,903	273,469
3.500%, 07/01/46	815,864	829,153
4.500%, 07/01/40	763,187	812,104
Freddie Mac ARM Non-Gold Pool
2.000%, 12M LIBOR + 1.750%, 12/01/40 (b)	337,082	347,531
2.000%, 12M LIBOR + 1.750%, 09/01/41 (b)	120,562	124,506
2.130%, 12M LIBOR + 1.880%, 04/01/41 (b)	2,526	2,580
2.130%, 12M LIBOR + 1.880%, 09/01/41 (b)	10,432	10,889
2.130%, 12M LIBOR + 1.880%, 10/01/41 (b)	119,196	124,096
2.160%, 12M LIBOR + 1.910%, 05/01/41 (b)	20,569	21,467
2.160%, 12M LIBOR + 1.910%, 06/01/41 (b)	35,402	36,771
2.176%, 12M LIBOR + 1.902%, 10/01/42 (b)	50,342	52,301
2.197%, 12M LIBOR + 1.910%, 05/01/41 (b)	20,426	21,352
Freddie Mac Multifamily Structured Pass-Through Certificates
2.750%, 11/25/22	1,451,625	1,446,545
3.750%, 11/25/29	172,605	181,118
3.750%, 11/25/32	1,000,000	1,059,543
3.990%, 05/25/33 (b)	3,650,000	3,935,382
Freddie Mac Pool
2.500%, 07/01/51	600,000	573,713
2.500%, 03/01/52	600,000	574,047
Freddie Mac REMICS (CMO)
0.797%, 1M LIBOR + 0.400%, 03/15/34 (b)	172,383	172,774
1.297%, 1M LIBOR + 0.900%, 02/15/33 (b)	92,928	94,783
1.750%, 06/15/42	94,120	90,852
3.500%, 11/15/31	855,611	862,913
4.000%, 01/15/41	5,404,868	5,487,025
4.500%, 02/15/41	10,519	10,862
5.000%, 10/15/34	167,720	177,523
5.000%, 12/15/37	58,841	62,049
5.000%, 03/15/41	310,120	323,426
5.000%, 04/15/41	901,320	968,683
5.000%, 05/15/41	1,011,275	1,106,855
5.500%, 05/15/34	1,004,661	1,071,709
5.500%, 11/15/36	385,944	405,352
5.500%, 06/15/41	2,259,019	2,448,823
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	225,825	223,851
3.000%, 04/15/43	78,396	77,872
3.000%, 05/15/43	58,847	58,335

BHFTI-399

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, 01/15/45	31,136	$30,895
3.000%, 02/15/45	45,105	44,696
3.000%, 03/15/45	224,574	222,538
3.000%, 05/15/45	14,040	13,915
3.000%, 06/15/45	22,830	22,630
3.000%, 07/15/45	122,290	121,160
3.500%, 11/15/41	152,697	157,086
3.500%, 02/15/42	119,975	123,412
3.500%, 03/15/42	159,635	163,735
3.500%, 05/15/42	342,978	351,548
3.500%, 06/15/42	205,014	210,383
3.500%, 05/15/50	228,417	233,162
4.000%, 09/15/40	873,718	912,920
4.000%, 10/15/40	46,707	49,388
4.000%, 03/15/41	401,714	420,178
4.000%, 06/15/41	14,228	14,710
4.000%, 09/15/41	91,885	97,283
4.000%, 10/15/41	352,923	371,407
4.000%, 11/15/41	109,293	115,661
4.000%, 12/15/41	309,045	326,708
4.000%, 01/15/42	15,999	16,657
4.000%, 02/15/42	15,614	16,465
4.000%, 03/15/42	101,711	107,328
4.000%, 11/15/42	12,498	12,912
4.000%, 01/15/43	41,542	43,389
4.000%, 03/15/50	32,828	33,903
4.500%, 08/15/39	718,756	773,899
4.500%, 06/15/40	174,732	187,378
4.500%, 07/15/40	43,392	46,727
4.500%, 03/15/41	265,809	286,545
4.500%, 04/15/41	19,985	21,560
5.000%, 03/15/39	29,677	32,106
5.000%, 07/15/39	51,407	56,592
5.000%, 08/15/39	50,307	55,104
5.000%, 09/15/39	34,178	37,588
5.000%, 04/15/40	19,095	20,879
5.000%, 08/15/40	82,354	90,573
5.000%, 04/15/41	56,492	61,768
5.000%, 09/15/41	37,828	41,737
5.500%, 10/15/39	8,329	9,298
6.000%, 06/15/36	420,743	471,880
Ginnie Mae II 30 Yr. Pool
2.500%, 12/20/50	261,617	251,202
3.000%, TBA (a)	4,600,000	4,522,375
3.000%, 12/20/42	605,338	597,717
3.000%, 03/20/43	563,158	557,487
3.000%, 01/20/48	767,411	764,091
3.500%, 12/20/42	185,740	190,704
3.500%, 05/20/46	900,067	913,626
3.500%, 06/20/46	2,316,769	2,351,024
3.500%, 11/20/47	153,392	155,605
3.500%, 10/20/48	540,271	547,070
4.000%, 09/20/39	63,500	66,723
4.000%, 10/20/40	8,052	8,460
4.000%, 11/20/40	561,631	590,086

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 10/20/41	732,871	770,045
4.000%, 11/20/41	277,629	291,698
4.000%, 04/20/42	364,657	383,137
4.000%, 06/20/42	27,120	28,669
4.000%, 10/20/44	650,269	683,214
4.000%, 11/20/44	648,922	682,961
4.000%, 12/20/44	37,054	38,931
4.000%, 03/20/50	33,971	35,811
4.000%, 04/20/50	377,155	394,086
4.500%, 02/20/40	62,509	66,553
4.500%, 09/20/40	6,663	7,096
4.500%, 08/20/48	605,110	627,938
4.500%, 09/20/48	410,169	428,093
4.500%, 10/20/48	583,686	607,347
4.500%, 01/20/49	90,596	94,198
4.500%, 03/20/50	122,786	127,174
Ginnie Mae II Pool
5.470%, 08/20/59 (b)	339	327
Government National Mortgage Association (CMO)
0.406%, 1M LIBOR + 0.300%, 08/20/60 (b)	90,941	90,347
0.406%, 1M LIBOR + 0.300%, 09/20/60 (b)	129,494	128,600
0.561%, 1M LIBOR + 0.330%, 07/20/60 (b)	143,736	142,821
0.596%, 1M LIBOR + 0.490%, 02/20/61 (b)	71,978	71,779
0.606%, 1M LIBOR + 0.500%, 12/20/60 (b)	214,081	213,503
0.606%, 1M LIBOR + 0.500%, 02/20/61 (b)	18,741	18,693
0.606%, 1M LIBOR + 0.500%, 04/20/61 (b)	75,372	75,165
0.606%, 1M LIBOR + 0.500%, 05/20/61 (b)	185,531	185,027
0.636%, 1M LIBOR + 0.530%, 06/20/61 (b)	103,909	103,685
0.699%, 1M LIBOR + 0.250%, 10/20/47 (b)	621,695	618,236
0.706%, 1M LIBOR + 0.600%, 10/20/61 (b)	362,558	362,201
0.736%, 1M LIBOR + 0.630%, 01/20/62 (b)	373,506	373,362
0.736%, 1M LIBOR + 0.630%, 03/20/62 (b)	239,899	240,097
0.749%, 1M LIBOR + 0.300%, 05/20/48 (b)	575,349	572,855
0.749%, 1M LIBOR + 0.300%, 06/20/48 (b)	733,413	730,371
0.756%, 1M LIBOR + 0.650%, 05/20/61 (b)	7,370	7,372
0.806%, 1M LIBOR + 0.700%, 11/20/61 (b)	382,635	382,934
0.806%, 1M LIBOR + 0.700%, 01/20/62 (b)	249,249	249,398
0.929%, 1M LIBOR + 0.480%, 01/20/38 (b)	20,478	20,555
0.949%, 1M LIBOR + 0.500%, 07/20/37 (b)	77,422	77,729
0.961%, 1M LIBOR + 0.530%, 12/16/39 (b)	70,360	70,928
1.031%, 1M LIBOR + 0.600%, 11/16/39 (b)	110,131	111,163
1.040%, 1Y H15 + 0.350%, 08/20/66 (b)	2,806,465	2,783,286
1.190%, 1Y H15 + 0.500%, 05/20/66 (b)	2,716,650	2,700,670
1.650%, 01/20/63	9,388	9,376
2.500%, 11/20/46	125,467	123,341
2.750%, 02/20/64	1,416,157	1,415,364
2.750%, 05/20/64	552,795	554,833
3.000%, 03/20/63	7,962	7,800
3.250%, 08/20/68	2,904,725	2,902,774
4.000%, 12/20/40	1,505,814	1,557,192
4.500%, 05/16/40	37,873	38,315
4.500%, 05/20/40 (c)	3,349	143
4.500%, 12/20/40	1,093,083	1,164,065
5.000%, 12/20/39	3,415,266	3,579,161
5.000%, 03/20/40	1,599,866	1,656,105
5.010%, 09/20/60 (b)	11,088	11,390
5.500%, 04/20/34	200,468	218,569

BHFTI-400

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
5.651%, 1M LIBOR + 6.100%, 07/20/41 (b) (c)	78,798	$10,699
8.069%, 1M LIBOR + 8.667%, 04/20/39 (b)	15,821	15,938
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.500%, TBA (a)	21,900,000	20,893,969
3.000%, TBA (a)	12,400,000	12,128,750
3.500%, TBA (a)	8,700,000	8,662,518
4.000%, TBA (a)	900,000	912,063

		227,158,720

Federal Agencies—43.6%
Fannie Mae Principal Strip
Zero Coupon, 05/15/30	40,000,000	32,239,155
Federal Farm Credit Banks Funding Corp.
0.200%, 01/04/24	10,000,000	9,670,137
1.050%, 11/17/25	5,000,000	4,741,516
1.300%, 05/13/30	20,000,000	18,166,883
1.980%, 07/13/38	19,515,000	16,900,259
3.700%, 03/24/42	10,000,000	10,038,353
Federal Home Loan Bank
2.125%, 09/14/29	16,000,000	15,428,567
3.250%, 11/16/28	10,000,000	10,457,461
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	8,240,845
Zero Coupon, 09/15/36	10,000,000	6,475,567
Zero Coupon, 12/15/36	45,000,000	28,466,708
0.375%, 05/05/23	8,000,000	7,875,618
6.250%, 07/15/32 (d)	7,568,000	10,049,379
6.750%, 03/15/31	481,000	639,769
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	7,971,654
0.250%, 05/22/23	12,000,000	11,770,226
0.500%, 06/17/25	8,000,000	7,497,675
0.500%, 11/07/25 (d)	13,000,000	12,102,774
0.625%, 04/22/25	5,000,000	4,721,801
6.625%, 11/15/30	1,430,000	1,874,153
Freddie Mac Strips
Zero Coupon, 07/15/32	17,100,000	13,129,468
Resolution Funding Corp. Interest Strip
Zero Coupon, 01/15/29	7,300,000	6,151,275
Zero Coupon, 07/15/29	7,500,000	6,218,324
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	23,523,000	19,018,518
Zero Coupon, 04/15/30	35,000,000	28,347,570
Tennessee Valley Authority
0.750%, 05/15/25	5,000,000	4,733,654
2.875%, 09/15/24	7,050,000	7,100,095
Tennessee Valley Authority Generic Strip
Zero Coupon, 07/15/29	8,669,000	7,056,729
Zero Coupon, 01/15/34	12,669,000	8,810,859
United States Department of Housing and Urban Development
2.738%, 08/01/25	5,000,000	5,003,285
United States International Development Finance Corp.
1.110%, 05/15/29	6,000,000	5,640,031
1.920%, 12/15/32	10,000,000	9,497,800

		346,036,108

U.S. Treasury—21.1%
U.S. Treasury Bonds
1.625%, 11/15/50	32,100,000	26,304,445
2.250%, 02/15/52	1,900,000	1,822,219
3.000%, 05/15/45	5,000,000	5,312,109
3.000%, 02/15/48	57,310,000	62,438,798
3.625%, 02/15/44	17,000,000	19,770,469
U.S. Treasury Notes
0.125%, 01/31/23	40,000,000	39,526,562
1.500%, 03/31/23	12,000,000	11,971,875

		167,146,477

Total U.S. Treasury & Government Agencies (Cost $783,388,250)		740,341,305

Foreign Government—12.6%

Sovereign—12.6%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A)	2,860,000	2,932,072
3.125%, 09/30/49 (144A)	10,000,000	9,151,600
Colombia Government International Bond
3.125%, 04/15/31	5,090,000	4,307,413
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/25	10,389,000	10,506,212
Indonesia Government International Bond
4.750%, 02/11/29	4,410,000	4,874,365
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	14,516,875
5.500%, 12/04/23	30,210,000	31,759,102
5.500%, 04/26/24	1,900,000	2,014,782
5.500%, 09/18/33	2,195,000	2,792,723
Mexico Government International Bond
4.500%, 04/22/29	4,650,000	4,903,611
Panama Government International Bonds
3.750%, 03/16/25	2,780,000	2,827,844
4.500%, 04/01/56	750,000	732,998
Peruvian Government International Bond
4.125%, 08/25/27	2,620,000	2,717,988
Poland Government International Bond
3.250%, 04/06/26	2,820,000	2,872,170
Qatar Government International Bond
4.000%, 03/14/29 (144A)	2,740,000	2,925,169

Total Foreign Government (Cost $106,809,761)		99,834,924

Asset-Backed Securities—0.7%

Asset-Backed - Student Loan—0.7%
Navient Student Loan Trust
1.057%, 1M LIBOR + 0.600%, 07/26/66 (144A) (b)	1,392,001	1,392,001
SLM Student Loan Trust
0.728%, 3M LIBOR + 0.470%, 01/26/26 (b)	4,248,211	4,239,797

Total Asset-Backed Securities (Cost $1,651,497)		5,631,798

BHFTI-401

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—0.6%

Security Description	Principal Amount*	Value

Diversified Financial Services—0.6%
Private Export Funding Corp.
0.300%, 04/28/23 (144A)	5,000,000	$4,901,966

Total Corporate Bond & Notes (Cost $997,172)		4,901,966

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,354,181	1,379,749

Total Mortgage-Backed Securities (Cost $1,345,354)		1,379,749

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $4,575,469; collateralized by U.S. Treasury Note at 1.000%, maturing 12/15/24, with a market value of $4,667,064.	4,575,469	4,575,469

Total Short-Term Investments (Cost $4,575,469)		4,575,469

Securities Lending Reinvestments (e)—1.3%

Certificate of Deposit—0.0%
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	100,000	99,983

Repurchase Agreements—1.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $100,001; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $102,000.	100,000	100,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $1,315,405; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $1,341,712.	1,315,395	1,315,395
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $1,600,140; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $1,769,278.	1,600,000	1,600,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $500,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $555,188.	500,000	500,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $900,085; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $999,339.	900,000	900,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $300,003; collateralized by various Common Stock with an aggregate market value of $333,361.	300,000	300,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $1,000,011; collateralized by various Common Stock with an aggregate market value of $1,111,203.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $300,003; collateralized by various Common Stock with an aggregate market value of $333,387.	300,000	300,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $200,016; collateralized by various Common Stock with an aggregate market value of $222,258.	200,000	200,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $2,000,022; collateralized by various Common Stock with an aggregate market value of $2,316,377.	2,000,000	2,000,000

		8,215,395

Mutual Funds—0.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (f)	500,000	500,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (f)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (f)	1,000,000	1,000,000

		2,500,000

Total Securities Lending Reinvestments (Cost $10,815,390)		10,815,378

Total Investments—109.3% (Cost $909,582,893)		867,480,589
Other assets and liabilities (net)—(9.3)%		(73,481,439)

Net Assets—100.0%		$793,999,150

BHFTI-402

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $10,545,988 and the collateral received consisted of cash in the amount of $10,815,317. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $21,302,808, which is 2.7% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Ultra Long Bond Futures	06/21/22	34	USD	6,022,250	$131,348

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/21/22	(250)	USD	(30,718,750)	415,531
U.S. Treasury Note 5 Year Futures	06/30/22	(429)	USD	(49,200,938)	278,610
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(118)	USD	(15,985,313)	501,773

Net Unrealized Appreciation					$1,327,262

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-403

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$740,341,305	$—	$740,341,305
Total Foreign Government*	—	99,834,924	—	99,834,924
Total Asset-Backed Securities*	—	5,631,798	—	5,631,798
Total Corporate Bonds & Notes*	—	4,901,966	—	4,901,966
Total Mortgage-Backed Securities*	—	1,379,749	—	1,379,749
Total Short-Term Investment*	—	4,575,469	—	4,575,469
Securities Lending Reinvestments
Certificate of Deposit	—	99,983	—	99,983
Repurchase Agreements	—	8,215,395	—	8,215,395
Mutual Funds	2,500,000	—	—	2,500,000
Total Securities Lending Reinvestments	2,500,000	8,315,378	—	10,815,378
Total Investments	$2,500,000	$864,980,589	$—	$867,480,589

Collateral for Securities Loaned (Liability)	$—	$(10,815,317)	$—	$(10,815,317)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,327,262	$—	$—	$1,327,262

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-404

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTI-405

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-406